UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22235

AQR Funds

(Exact name of registrant as specified in charter)

Two Greenwich Plaza, 4th Floor

                            Greenwich, CT 06830

(Address of principal executive offices) (Zip code)

Bradley D. Asness, Esq.

Principal and Chief Legal Officer

AQR Capital Management, LLC

Two Greenwich Plaza 4th Floor

                             Greenwich, CT 06830

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 203-742-3600

Date of fiscal year end: December 31

Date of reporting period: July 1, 2015 to September 30, 2015

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in §§ 210.12-12 - 12-14 of Regulation S-X [17 CFR §§ 210.12-12 — 12-14]. The schedules need not be audited.

Schedule of Investments	September 30, 2015 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

LONG INVESTMENTS - 142.3%	SHARES	VALUE (Note 5)
COMMON STOCKS - 44.6%

Communications - 0.0% (a)
FriendFinder Networks, Inc. (3)†(b)	6,483	$219,487

Consumer Discretionary - 1.8%
Barnes & Noble Education, Inc. †(c)	322,719	4,101,758
Cablevision Systems Corp., Class A	57,531	1,868,032
China Networks International Holdings Ltd. (3)†(b)	2,287,278	43,458
Comcast Corp., Class A	34,376	1,955,307
DEMC Ltd., Class A (3)†(b)	12,675	126,754
DEMC Ltd., Class B (3)†(b)	10,488	—
Education Management Corp. (3)†(b)	26,919,323	1,390,114
Exide Technologies (3)†(b)	198,814	31,134
General Motors Co. (n)	16,411	492,658
Journal Media Group, Inc. (c)	113,527	851,452
News Corp., Class A	23,098	291,497
Standard Pacific Corp. †	23,837	190,696
Time Warner Cable, Inc.	62,859	11,275,019
TopBuild Corp. †(c)	26,669	825,939
Twenty-First Century Fox, Inc., Class A	52,375	1,413,077
World Duty Free SpA (Italy) (2)†	5,390	61,642
zulily, Inc., Class A †	10,877	189,260

		25,107,797

Consumer Staples - 0.1%
Energizer Holdings, Inc.	17,014	658,612
Herbalife Ltd. (Cayman Islands) †(c)	6,977	380,246
Neptune Technologies & Bioressources, Inc. (Canada) †	148	163

		1,039,021

Energy - 0.0% (a)
Aegean Marine Petroleum Network, Inc. (Greece)	4,568	30,788
Energy Fuels, Inc. (Canada) †	14,400	42,083

		72,871

Financials - 30.1%
1347 Capital Corp. (3)†(b)	420,504	4,099,914
Acasta Enterprises, Inc., Class A (Canada) †	1,158,170	8,340,213
Alignvest Acquisition Corp., Class A (Canada) †	890,000	6,489,097
AR Capital Acquisition Corp. (2)†	905,000	8,688,000
Arowana, Inc. (Australia) (2)†	720,000	7,063,200
Atlantic Alliance Partnership Corp. †	450,000	4,554,000
Bank of Cyprus PCL (Cyprus) (2)†	118,255,419	23,778,474
Barington/Hilco Acquisition Corp. (2)†	487,260	4,784,893

	SHARES	VALUE (Note 5)
Financials - 30.1% (continued)
Boulevard Acquisition Corp. II †	3,397,481	$33,906,860
Cambridge Capital Acquisition Corp. (2)†	1,478,400	14,710,080
Care Capital Properties, Inc. REIT	69,688	2,294,826
CB Pharma Acquisition Corp. (2)†	325,500	3,228,960
Chambers Street Properties REIT	56,600	367,334
China VantagePoint Acquisition Co. (3)†(b)	1,990	—
Communications Sales & Leasing, Inc. REIT	29,213	522,913
Double Eagle Acquisition Corp. †	2,047,500	20,761,650
DT Asia Investments Ltd. (Hong Kong) (2)†	209,241	2,077,763
Dundee Acquisition Ltd., Class A (Canada) (2)†	1,260,000	9,092,394
Easterly Acquisition Corp. †	1,646,500	16,547,325
Electrum Special Acquisition Corp. †	990,000	9,603,000
Federal Home Loan Mortgage Corp. †	430,138	946,304
Federal National Mortgage Association †	499,933	1,124,899
FinTech Acquisition Corp. (3)†(b)	810,000	7,897,500
Garnero Group Acquisition Co. (Brazil) (2)†	1,900,200	18,659,964
Gibraltar Growth Corp. (Canada) (2)†	1,274,000	9,546,647
Global Defense & National Security Systems, Inc. †	813,485	8,557,862
Global Partner Acquisition Corp. †	1,068,000	10,413,000
Gores Holdings, Inc. †	3,115,000	31,586,100
GP Investments Acquisition Corp. (2)†	2,475,000	23,784,750
Harmony Merger Corp. (3)†(b)	1,475,100	14,529,735
Hennessy Capital Acquisition Corp. II †(c)	982,842	9,386,141
Hennessy Capital Acquisition Corp. II †	45,995	453,511
Hudson City Bancorp, Inc.	288,982	2,938,947
Hydra Industries Acquisition Corp. †	1,720,000	16,684,000
L&L Acquisition Corp. (3)†(b)	306,000	—
National Penn Bancshares, Inc.	70,746	831,266
Pace Holdings Corp. †	455,000	4,663,750
Patriot National Bancorp, Inc., Class A (3)†(b)	2,090,900	1,747,407
Patriot National Bancorp, Inc., Class B (3)†(b)	3,218	—
Phoenix Cos., Inc./The †	39,348	1,298,091
Pinecrest Resources Ltd. (Canada) (2)†	39,910	2,093
Pinecrest Resources Ltd. II (Canada) (3)†(b)	39,910	2,091
Quinpario Acquisition Corp. 2 (2)†	2,880,978	28,233,584
Rescap Liquidating Trust †	355,063	3,248,826
ROI Acquisition Corp. II †	369,589	3,695,890
Santa Monica Media Corp. (3)†(b)	15,377	—

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2015 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	SHARES	VALUE (Note 5)
Financials - 30.1% (continued)
Square 1 Financial, Inc., Class A †	86,650	$2,224,739
Strategic Hotels & Resorts, Inc. REIT †	130,585	1,800,767
Terrapin 3 Acquisition Corp., Class A †	1,428,000	14,108,640
TPT Acquisition, Inc. (3)†(b)	20,730	—
Willis Group Holdings PLC (United Kingdom)	8,457	346,483
WL Ross Holding Corp. †	2,516,163	26,117,772

		425,741,655

Health Care - 0.2%
Addus HomeCare Corp. †(c)	10,168	316,733
Baxter International, Inc. (c)	20,145	661,763
China Medical Technologies, Inc. ADR (China) (3)†(b)(c)	4,931	50
Perrigo Co. PLC (Ireland)	4,200	660,534
Rotech Healthcare, Inc. (3)†(b)	16,828	286,105
Sorin SpA (Italy) (2)†	57,721	166,564

		2,091,749

Industrials - 1.6%
Ansaldo STS SpA (Italy) (2)	18,655	197,707
Con-way, Inc.	108,505	5,148,562
Dycom Industries, Inc. †	10,059	727,869
JetBlue Airways Corp. †	557,768	14,373,682
Pangaea Logistics Solutions Ltd. †	66,276	210,758
Precision Castparts Corp.	5,542	1,273,053

		21,931,631

Information Technology - 8.1%
Alcatel-Lucent ADR (France) †	71,854	262,267
Atmel Corp.	158,201	1,276,682
Citrix Systems, Inc. †(c)	47,104	3,263,365
Dealertrack Technologies, Inc. †	172,629	10,903,248
Dot Hill Systems Corp. †	55,388	538,925
eBay, Inc. †	83,728	2,046,312
EZchip Semiconductor Ltd. (Israel) †	204,811	5,153,045
Google, Inc., Class C †	5,794	3,525,186
Lumentum Holdings, Inc. †(c)	154,619	2,620,792
Pericom Semiconductor Corp.	29,576	539,762
Red Hat, Inc. †(c)	109,908	7,900,187
Solera Holdings, Inc.	23,301	1,258,254
SouthPeak Interactive Corp. (3)†(b)	1,500,000	—
Telestone Technologies Corp. (China) (2)†	115,818	12
Yahoo!, Inc. †(c)	2,619,675	75,734,804

		115,022,841

Materials - 2.5%
Chemours Co./The	79,167	512,210

	SHARES	VALUE (Note 5)
Materials - 2.5% (continued)
Cytec Industries, Inc.	16,966	$1,252,939
Dow Chemical Co./The (n)	661,178	28,033,947
Italcementi SpA (Italy) (2)	23,301	258,634
Jaguar Mining, Inc. (3)†(b)	142,136	10,881
Jaguar Mining, Inc. (Canada) †(c)	25,812	3,772
Momentive Performance Materials, Inc. (3)†(b)	288,707	5,172,772
Sapphire Industry Corp. (3)†(b)	25,025	—
Southern Arc Minerals, Inc. (Canada) †	248,481	7,448
Verso Corp. †(c)	468,791	56,255

		35,308,858

Telecommunication Services - 0.2%
Cleveland Unlimited (3)†(b)	1	1,478,321
NII Holdings, Inc. †	3,931	25,591
Premiere Global Services, Inc. †	78,067	1,072,641
XO holdings, Inc. O Shares (3)†(b)	1,366,340	—

		2,576,553

Utilities - 0.0% (a)
AGL Resources, Inc.	2,340	142,834
Talen Energy Corp. †	50,239	507,414

		650,248

TOTAL COMMON STOCKS (cost $684,200,445)		629,762,711

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2015 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	SHARES	VALUE (Note 5)
CONVERTIBLE PREFERRED STOCKS - 17.6%

Consumer Discretionary - 3.2%
Fiat Chrysler Automobiles NV, Series FCAU (Netherlands), $100.00 par, 7.875% , 12/15/16 (c)(d)	15,185,000	$18,012,447
Sealy Corp., $25.00 par, 8.000%, 07/15/16 (3)†(b)(e)	299,636	26,637,077

		44,649,524

Consumer Staples - 4.4%
Bunge Ltd., Perpetual Preferred Stock, $100.00 par, 4.875%, 12/31/49 (c)(f)	96,625	9,481,811
Post Holdings, Inc., Perpetual Preferred Stock, $100.00 par, 2.500%, 12/31/49 (2)(c)(f)	62,897	7,138,810
Tyson Foods, Inc., $50.00 par, 4.750%, 07/15/17 (c)	482,550	24,735,513
Universal Corp., Perpetual Preferred Stock, $1,000.00 par, 6.750%, 03/15/18 (c)(f)	18,625	21,381,500

		62,737,634

Energy - 1.9%
Chesapeake Energy Corp., Perpetual Preferred Stock 144A, $1,000.00 par, 5.750%, 12/31/49 (2)(f)(g)	1,475	588,156
Energy XXI Ltd., Perpetual Preferred Stock, $250.00 par, 5.625%, 12/31/49 (2)(c)(f)	4,610	69,150
Sanchez Energy Corp., Perpetual Preferred Stock, Series A, $50.00 par, 4.875%, 10/05/17 (2)(c)(f)	411,250	8,533,438
Sanchez Energy Corp., Perpetual Preferred Stock, Series B, $50.00 par, 6.500%, 04/06/18 (2)(c)(f)	140,250	2,824,635
Southwestern Energy Co., Series B, $50.00 par, 6.250%, 01/15/18 (c)	488,875	15,194,235

		27,209,614

Financials - 2.3%
Cowen Group, Inc., Perpetual Preferred Stock, Series A 144A, $1,000.00 par, 5.625%, 12/31/49 (2)(c)(f)(g)	5,700	4,887,750
Crown Castle International Corp., Series A, $100.00 par, 4.500%, 11/01/16 (c)	40,550	4,130,423
iStar, Inc., Perpetual Preferred Stock, Series J, $50.00 par, 4.500%, 03/15/18 (c)(f)	125,175	6,614,247
Maiden Holdings Ltd., Series B, $50.00 par, 7.250%, 09/15/16 (2)(c)	83,593	4,207,236
Welltower, Inc., Perpetual Preferred Stock, Series I, $50.00 par, 6.500%, 12/31/49 (f)	205,600	12,486,088

		32,325,744

	SHARES	VALUE (Note 5)
Health Care - 2.7%
Allergan PLC, Series A, $1,000.00 par, 5.500% , 03/01/18 (c)	28,075	$26,487,639
Amsurg Corp., Series A-1, $100.00 par, 5.250%, 07/01/17 (c)	81,475	12,027,747

		38,515,386

Industrials - 0.0% (a)
Timberjack Corp., $188,000.00 par, 8.000%, 12/31/16 (3)†(b)	188,000	921

Materials - 0.3%
A Schulman, Inc., Perpetual Preferred Stock, $1,000.00 par, 6.000%,12/31/49 (c)(f)	4,625	4,046,875

Telecommunication Services - 1.4%
T-Mobile US, Inc., $50.00 par, 5.500%, 12/15/17 (c)	281,925	19,469,741

Utilities - 1.4%
Dominion Resources, Inc., Series A, $49.00 par, 6.125%, 04/01/16 (c)	118,650	6,562,531
Dominion Resources, Inc., Series B, $49.00 par, 6.000%, 07/01/16 (c)	242,350	13,566,753

		20,129,284

TOTAL CONVERTIBLE PREFERRED STOCKS (cost $297,406,954)		249,084,723

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2015 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

CORPORATE BONDS - 2.6%	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’s)	VALUE (Note 5)
Communications - 0.0% (a)
Interactive Network, Inc./FriendFinder Networks, Inc. (2)(c)	14.000%	12/20/18	$838	$473,451

Consumer Discretionary - 0.2%
Brookstone Holdings Corp. (3)(b)(e)	10.000%	07/07/21	59	49,852
Caesars Entertainment Operating Co., Inc. (2)(c)(d)	10.750%	02/01/16	10,125	2,632,500
Exide Technologies (3)(b)(d)	8.625%	02/01/18	33,550	—
RS Legacy Corp. (3)(b)(c)(d)	6.750%	05/15/19	6,230	15,575

				2,697,927

Energy - 1.1%
Black Elk Energy Offshore Operations LLC/Black Elk Finance Corp. (2)(c)(d)	13.750%	12/01/15	5,800	1,450,000
Centrus Energy Corp. (2)(c)(e)	8.000%	09/30/19	7,613	2,283,750
Endeavour International Corp. (3)(b)(c)(d)	12.000%	06/01/18	7,600	76
Endeavour International Corp., Series WI (3)(b)(c)(d)	12.000%	03/01/18	16,850	1,853,500
EOAL Cyprus Holdings Ltd. (Cyprus) (3)(b)(d)	15.000%	07/15/15	4,100	41
Gold Point Energy Corp. (3)(b)(d)	4.500%	05/01/15	1,140	—
NSA Bondco Ltd. (Cayman Islands) (3)(b)(e)	12.000%	08/31/20	4,150	2,282,500
Quicksilver Resources, Inc. (2)(d)	9.125%	08/15/19	4,425	287,625
Sabine Oil & Gas Corp. (2)(d)	7.250%	06/15/19	17,830	2,496,200
Sabine Oil & Gas Corp. (2)(d)	7.500%	09/15/20	10,750	1,505,000
Songa Offshore (Cyprus) (3)(b)	7.500%	12/11/18	15,000	1,303,858
ZaZa Energy Corp. (2)(c)(d)	9.000%	08/01/17	3,550	1,420,000

				14,882,550

Financials - 0.5%
Lehman Brothers Holdings, Inc. MTN (2)(d)	5.625%	01/24/13	33,650	3,449,125
Washington Mutual Bank, Bank Note (2)(d)	0.000%	05/01/09	13,900	3,058,000

				6,507,125

Information Technology - 0.0% (a)
SouthPeak Interactive Corp. (3)(b)	29.000%	12/31/15	1,091	27,650

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2015 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’s)	VALUE (Note 5)
Materials - 0.8%
Momentive Performance Materials, Inc. (2)	3.880%	10/24/21	$13,550	$10,433,500
Momentive Performance Materials, Inc. (3)(b)(d)	8.875%	10/15/20	13,550	—
Verso Paper Holdings LLC/Verso Paper, Inc. 144A (2)(e)(g)	13.000%	08/01/20	12,493	936,979

				11,370,479

Utilities - 0.0% (a)
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc. (3)(b)(c)(d)	10.000%	12/01/20	11,317	198,047

TOTAL CORPORATE BONDS
(cost $109,502,273)				36,157,229

CONVERTIBLE BONDS - 37.5%
Consumer Discretionary - 1.3%
Cenveo Corp. (2)(c)	7.000%	05/15/17	1,800	1,622,250
Exide Technologies (3)(b)(c)(d)(h)	0.000%	09/18/13	650	32,500
JAKKS Pacific, Inc. 144A (2)(c)(g)	4.250%	08/01/18	5,775	6,114,281
JAKKS Pacific, Inc. 144A (2)(c)(g)	4.875%	06/01/20	6,250	6,382,813
M/I Homes, Inc. (2)(c)	3.000%	03/01/18	1,800	1,752,750
Meritage Homes Corp. (2)(c)	1.875%	09/15/32	2,475	2,470,359
Palm Harbor Homes, Inc. (3)(b)(d)	3.250%	05/15/24	70	3,041

				18,377,994

Consumer Staples - 1.6%
Herbalife Ltd. (Cayman Islands) (2)(c)	2.000%	08/15/19	10,975	9,685,438
Vector Group Ltd. (2)(c)(h)	2.500%	01/15/19	8,725	13,126,832

				22,812,270

Energy - 3.8%
Aegean Marine Petroleum Network, Inc. (Greece) (2)(c)	4.000%	11/01/18	8,100	6,723,000
Alon USA Energy, Inc. (2)(c)	3.000%	09/15/18	6,400	8,520,000
Alpha Natural Resources, Inc. (2)(c)(d)	4.875%	12/15/20	800	28,000
Amyris, Inc. (2)(c)	6.500%	05/15/19	6,075	4,328,438
Cal Dive International, Inc. (2)(c)(d)	5.000%	07/15/17	2,275	11,375
Cheniere Energy, Inc. (2)(c)	4.250%	03/15/45	16,475	10,286,578
Emerald Oil, Inc. 144A (2)(c)(g)	2.000%	04/01/19	1,600	457,000
Endeavour International Corp. (3)(b)(c)(d)	5.500%	07/15/16	8,229	15,429
James River Coal Co. (2)(c)(d)	10.000%	06/01/18	310	31
Polarcus Ltd. MTN 144A (Norway) (2)(g)	5.600%	04/27/18	400	209,000
Renewable Energy Group, Inc. (2)(c)	2.750%	06/15/19	3,650	3,141,281
SandRidge Energy, Inc. (2)(c)	7.500%	02/16/23	4,200	868,875
SandRidge Energy, Inc. (2)(c)	8.125%	10/16/22	1,400	303,625
Scorpio Tankers, Inc. 144A (2)(c)(g)	2.375%	07/01/19	4,000	3,977,500

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2015 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’s)	VALUE (Note 5)
Energy - 3.8% (continued)
Ship Finance International Ltd. (Norway) (2)(c)	3.250%	02/01/18	$14,850	$15,546,094

				54,416,226

Financials - 5.7%
Cowen Group, Inc. (2)(c)	3.000%	03/15/19	4,550	4,766,125
Element Financial Corp. 144A (Canada) (2)(c)(g)	5.125%	06/30/19	13,700	12,524,541
Encore Capital Group, Inc. (2)(c)	3.000%	07/01/20	1,300	1,289,437
Ezcorp, Inc. (2)(c)	2.625%	06/15/19	2,475	1,766,531
GAIN Capital Holdings, Inc. (2)(c)	4.125%	12/01/18	3,325	3,131,734
iStar, Inc. (2)(c)	3.000%	11/15/16	6,366	7,269,176
KCAP Financial, Inc. (2)(c)	8.750%	03/15/16	4,000	3,940,000
Lexington Realty Trust 144A (2)(c)(g)	6.000%	01/15/30	7,550	8,956,188
MBF Healthcare Acquisition Corp. (2)(d)	3.375%	08/01/18	1,609	321,800
MGIC Investment Corp. (2)(c)	2.000%	04/01/20	6,600	9,471,000
NorthStar Realty Finance LP 144A (2)(c)(g)	5.375%	06/15/33	300	437,438
Prospect Capital Corp. (2)(c)	4.750%	04/15/20	3,925	3,532,500
Radian Group, Inc. (2)(c)	2.250%	03/01/19	4,850	7,311,375
Resource Capital Corp. (2)(c)	6.000%	12/01/18	1,350	1,235,250
Starwood Property Trust, Inc. (2)(c)	3.750%	10/15/17	4,625	4,587,422
Starwood Waypoint Residential Trust 144A (2)(c)(g)	4.500%	10/15/17	6,150	6,176,906
ZAIS Financial Corp. 144A (2)(c)(g)	8.000%	11/15/16	3,400	3,230,000

				79,947,423

Health Care - 6.3%
Accuray, Inc., Series A (2)(c)	3.500%	02/01/18	3,025	3,304,812
Acorda Therapeutics, Inc. (2)(c)	1.750%	06/15/21	875	789,688
Albany Molecular Research, Inc. (2)(c)	2.250%	11/15/18	1,525	1,883,375
Anthem, Inc. (2)(c)	2.750%	10/15/42	26,429	49,785,629
China Medical Technologies, Inc. 144A (China) (2)(c)(d)(g)	6.250%	12/15/16	2,625	10,500
China Medical Technologies, Inc., Series CMT (China) (2)(c)(d)	4.000%	08/15/13	250	1,000
Healthways, Inc. (2)(c)	1.500%	07/01/18	6,775	6,258,406
Medicines Co./The (2)(c)	1.375%	06/01/17	4,800	6,987,000
Medicines Co./The 144A (2)(c)(g)	2.500%	01/15/22	6,325	8,230,406
PDL BioPharma, Inc. (2)(c)	4.000%	02/01/18	1,250	1,101,563
Sequenom, Inc. (2)(c)	5.000%	01/01/18	7,325	6,153,000
Spectrum Pharmaceuticals, Inc. (2)(c)	2.750%	12/15/18	5,600	4,987,500

				89,492,879

Industrials - 2.5%
CBIZ, Inc. 144A (2)(g)	4.875%	10/01/15	1,400	1,857,625
China Linen Textile Industry Ltd. (Cayman Islands) (3)(b)(d)	7.500%	12/31/15	1,850	18
General Cable Corp. (2)(c)(i)	4.500%	11/15/29	1,270	764,381
Meritor, Inc. (2)(c)(i)	4.625%	03/01/26	2,000	1,985,000
Meritor, Inc. (2)(c)	7.875%	03/01/26	10,015	13,582,844
Titan International, Inc. 144A (2)(c)(g)	5.625%	01/15/17	7,575	7,617,609
UTi Worldwide, Inc. (2)(c)	4.500%	03/01/19	11,075	8,167,813
Wabash National Corp. (2)(c)	3.375%	05/01/18	1,000	1,135,625

				35,110,915

Information Technology - 13.8%
Avid Technology, Inc. 144A (2)(c)(g)	2.000%	06/15/20	1,725	1,198,875
Ciena Corp. (2)(c)	4.000%	12/15/20	4,700	6,145,250
Convergys Corp. (2)(c)	5.750%	09/15/29	7,825	16,324,906

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2015 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’s)	VALUE (Note 5)
Information Technology - 13.8% (continued)
GT Advanced Technologies, Inc. (2)(c)(d)	3.000%	10/01/17	$2,650	$477,000
Microchip Technology, Inc. (2)(c)	2.125%	12/15/37	24,065	42,173,913
Micron Technology, Inc., Series F (2)(c)	2.125%	02/15/33	1,375	2,103,750
ModusLink Global Solutions, Inc. (2)(c)	5.250%	03/01/19	7,600	6,146,500
Nortel Networks Corp. (Canada) (2)(c)(d)	1.750%	04/15/12	8,325	7,159,500
Nortel Networks Corp. (Canada) (2)(c)(d)	2.125%	04/15/14	2,475	2,128,500
Palo Alto Networks, Inc. (2)(c)	0.000%	07/01/19	1,525	2,481,938
Powerwave Technologies, Inc. (3)(b)(d)	3.875%	10/01/27	4,104	410
Powerwave Technologies, Inc. 144A (2)(c)(d)(g)	2.750%	07/15/41	3,900	39,000
Quantum Corp. (2)(c)	4.500%	11/15/17	1,650	1,381,875
Rambus, Inc. (2)(c)	1.125%	08/15/18	5,600	6,531,000
SouthPeak Interactive Corp. (3)(b)(d)	10.000%	12/31/14	2,500	63,345
SunEdison, Inc. (2)(c)	2.000%	10/01/18	23,425	17,641,953
SunEdison, Inc. (2)(c)	2.750%	01/01/21	4,400	3,104,750
SunEdison, Inc. 144A (2)(c)(g)	0.250%	01/15/20	575	327,391
TTM Technologies, Inc. (2)(c)	1.750%	12/15/20	6,150	5,385,094
VeriSign, Inc. (2)(c)	4.297%	08/15/37	27,135	56,627,353
Vishay Intertechnology, Inc. (2)(c)	2.250%	11/15/40	15,402	12,475,620
WebMD Health Corp. (2)(c)	2.250%	03/31/16	5,075	5,071,828

				194,989,751

Materials - 0.4%
A.M. Castle & Co. (2)(c)	7.000%	12/15/17	925	477,531
Cemex SAB de CV (Mexico) (2)(c)	3.750%	03/15/18	1,625	1,673,750
Cereplast, Inc. (3)(b)(d)	7.000%	06/01/16	3,516	35
ShengdaTech, Inc. 144A (3)(b)(d)(g)	6.000%	06/01/18	300	3
ShengdaTech, Inc. 144A (3)(b)(d)(g)	6.500%	12/15/15	1,200	12
Stillwater Mining Co. (2)(c)	1.750%	10/15/32	4,125	4,204,922

				6,356,253

Utilities - 2.1%
NRG Yield, Inc. 144A (2)(c)(g)	3.250%	06/01/20	3,075	2,642,578
NRG Yield, Inc. 144A (2)(c)(g)	3.500%	02/01/19	29,450	26,486,594

				29,129,172

TOTAL CONVERTIBLE BONDS (cost $608,861,285)				530,632,883

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2015 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	SHARES	VALUE (Note 5)
CLOSED END FUNDS - 7.8%
Aberdeen Global Income Fund, Inc.	7,286	$55,374
Adams Diversified Equity Fund, Inc. (c)	2,420	30,855
Adams Natural Resources Fund, Inc. (c)	2,827	51,338
Advent Claymore Convertible Securities and Income Fund	15,190	200,052
Advent Claymore Convertible Securities and Income Fund II	165,776	900,164
Advent Claymore Enhanced Growth & Income Fund (c)	45,223	370,829
AllianceBernstein Global High Income Fund, Inc. (c)	80,432	890,382
AllianzGI Convertible & Income Fund	7,700	44,891
AllianzGI Convertible & Income Fund II	9,018	47,615
AllianzGI Equity & Convertible Income Fund	14,755	253,638
Alpine Global Dynamic Dividend Fund	66,160	565,668
Alpine Global Premier Properties Fund	371,239	2,071,514
Alpine Total Dynamic Dividend Fund	38,776	290,820
Apollo Senior Floating Rate Fund, Inc.	8,809	138,125
Apollo Tactical Income Fund, Inc.	28,276	408,588
Ares Dynamic Credit Allocation Fund, Inc.	72,663	1,015,102
Avenue Income Credit Strategies Fund (c)	32,328	415,415
Babson Capital Global Short Duration High Yield Fund	19,591	339,708
BlackRock Core Bond Trust	284,712	3,678,479
BlackRock Corporate High Yield Fund, Inc.	337,946	3,335,527
BlackRock Credit Allocation Income Trust	343,513	4,180,553
BlackRock Enhanced Equity Dividend Trust	5,200	37,440
BlackRock Floating Rate Income Strategies Fund, Inc.	86,886	1,124,305
BlackRock Floating Rate Income Trust	21,230	264,101
BlackRock Limited Duration Income Trust	84,095	1,214,332
BlackRock Long-Term Municipal Advantage Trust	20,011	220,321
BlackRock Multi-Sector Income Trust	46,185	725,566
BlackRock Muni Intermediate Duration Fund, Inc.	44,481	619,176
BlackRock Municipal Income Investment Quality Trust	12,805	179,014
BlackRock Municipal Income Quality Trust	7,653	105,611
BlackRock Municipal Target Term Trust	128,588	2,620,623
BlackRock MuniHoldings New Jersey Quality Fund, Inc.	35,195	475,836
BlackRock MuniHoldings Quality Fund, Inc.	6,820	88,046
BlackRock MuniYield Investment Quality Fund	11,685	157,747
BlackRock MuniYield Michigan Quality Fund, Inc. (c)	64,057	844,277

	SHARES	VALUE (Note 5)
CLOSED END FUNDS - 7.8% (continued)
BlackRock MuniYield Pennsylvania Quality Fund	9,043	$122,714
BlackRock Resources & Commodities Strategy Trust	353,250	2,508,075
Blackstone/GSO Long-Short Credit Income Fund	56,559	805,966
Blackstone/GSO Strategic Credit Fund	164,317	2,334,945
Boulder Growth & Income Fund, Inc. (c)	16,542	123,238
Brookfield Global Listed Infrastructure Income Fund, Inc.	44,882	562,371
Brookfield High Income Fund, Inc.	24,187	176,323
Calamos Convertible and High Income Fund	700	7,609
Calamos Convertible Opportunities and Income Fund	2,600	25,714
Calamos Global Dynamic Income Fund	19,400	135,024
CBRE Clarion Global Real Estate Income Fund	300,540	2,217,985
Central Securities Corp.	48,449	957,352
Clough Global Allocation Fund	4,975	64,924
Clough Global Equity Fund	5,463	69,162
Clough Global Opportunities Fund	34,958	374,051
Cohen & Steers Quality Income Realty Fund, Inc.	286,725	3,239,992
Cohen & Steers REIT and Preferred Income Fund, Inc.	116,494	2,018,841
Cohen & Steers Total Return Realty Fund, Inc.	2,937	34,892
Cushing Renaissance Fund/The	9,104	132,372
Delaware Enhanced Global Dividend & Income Fund	48,528	449,369
Deutsche High Income Trust	20,447	160,304
Dividend and Income Fund	6,525	70,796
Dreyfus Municipal Bond Infrastructure Fund, Inc.	7,191	85,285
Duff & Phelps Utility and Corporate Bond Trust, Inc. (2)	4,459	42,271
Eaton Vance Floating-Rate Income Plus Fund	5,988	87,904
Eaton Vance Floating-Rate Income Trust	26,831	355,242
Eaton Vance Limited Duration Income Fund	268,707	3,407,205
Eaton Vance Municipal Bond Fund	54,383	680,331
Eaton Vance Municipal Bond Fund II	1,497	18,787
Eaton Vance New York Municipal Bond Fund	5,621	70,825
Eaton Vance Senior Income Trust	93,987	551,704
Eaton Vance Short Duration Diversified Income Fund	63,009	833,609
Eaton Vance Tax-Advantaged Bond and Options Strategies Fund	16,985	207,387
Ellsworth Growth and Income Fund Ltd.	883	6,905
First Trust Aberdeen Global Opportunity Income Fund	112,237	1,086,454
First Trust High Income Long/Short Fund	159,985	2,254,189

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2015 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	SHARES	VALUE (Note 5)
CLOSED END FUNDS - 7.8% (continued)
First Trust Senior Floating Rate Income Fund II	15,354	$193,153
First Trust Strategic High Income Fund II	20,769	238,843
Franklin Limited Duration Income Trust (2)	87,216	950,654
Gabelli Dividend & Income Trust/The	33,308	584,888
Gabelli Healthcare & WellnessRx Trust/The	34,462	333,937
GAMCO Natural Resources Gold & Income Trust	6,616	38,307
General American Investors Co., Inc.	25,175	779,921
Invesco Bond Fund	18,064	318,468
Invesco Dynamic Credit Opportunities Fund	112,654	1,190,753
Invesco High Income Trust II	28,675	369,047
Invesco Municipal Trust	48,042	589,956
Invesco Pennsylvania Value Municipal Income Trust	27,911	342,189
Invesco Quality Municipal Income Trust	83,695	1,016,894
Invesco Trust for Investment Grade Municipals	7,719	99,807
Invesco Trust for Investment Grade New York Municipals	11,679	161,053
Ivy High Income Opportunities Fund	29,009	376,247
John Hancock Hedged Equity & Income Fund (c)	126	1,813
John Hancock Income Securities Trust	10,201	142,100
KKR Income Opportunities Fund (c)	21,442	312,196
Lazard Global Total Return and Income Fund, Inc. (c)	9,099	114,010
Liberty All Star Equity Fund	424,144	2,154,652
Liberty All Star Growth Fund, Inc.	19,906	90,373
LMP Capital and Income Fund, Inc. (c)	32,886	399,894
LMP Corporate Loan Fund, Inc. (c)	4,527	46,538
Macquarie Global Infrastructure Total Return Fund, Inc.	24,632	474,659
Madison Covered Call & Equity Strategy Fund	10,398	73,618
MFS Investment Grade Municipal Trust	15,928	155,298
MFS Municipal Income Trust (c)	70,948	453,358
Morgan Stanley Emerging Markets Fund, Inc.	651	8,229
Morgan Stanley Income Securities, Inc.	25,229	438,480
Neuberger Berman High Yield Strategies Fund, Inc.	64,878	661,107
Neuberger Berman Real Estate Securities Income Fund, Inc.	70,135	323,322
New America High Income Fund, Inc./The	19,478	155,240
Nuveen Connecticut Premium Income Municipal Fund	28,407	349,974
Nuveen Credit Strategies Income Fund	361,008	2,880,844
Nuveen Diversified Dividend & Income Fund	42,211	437,306

	SHARES	VALUE (Note 5)
CLOSED END FUNDS - 7.8% (continued)
Nuveen Dividend Advantage Municipal Fund 2	81,153	$1,105,304
Nuveen Dividend Advantage Municipal Fund 3	36,138	490,031
Nuveen Dividend Advantage Municipal Income Fund	12,451	173,442
Nuveen Georgia Dividend Advantage Municipal Fund 2	939	12,047
Nuveen Global Equity Income Fund	64,475	657,000
Nuveen Maryland Premium Income Municipal Fund	72,572	894,087
Nuveen Massachusetts Premium Income Municipal Fund	4,536	61,145
Nuveen Michigan Quality Income Municipal Fund	13,218	174,345
Nuveen Municipal Advantage Fund, Inc.	54,786	729,202
Nuveen Municipal Market Opportunity Fund, Inc.	67,977	890,499
Nuveen New Jersey Dividend Advantage Municipal Fund	106,696	1,367,843
Nuveen New York AMT-Free Municipal Income Fund	90,762	1,142,694
Nuveen New York Dividend Advantage Municipal Fund	12,073	162,020
Nuveen North Carolina Premium Income Municipal Fund	49,217	627,025
Nuveen Ohio Quality Income Municipal Fund	12,839	184,753
Nuveen Pennsylvania Investment Quality Municipal Fund	60,098	788,486
Nuveen Performance Plus Municipal Fund, Inc.	51,675	732,751
Nuveen Premier Municipal Income Fund, Inc.	34,601	451,543
Nuveen Premium Income Municipal Fund 2, Inc.	71,765	979,592
Nuveen Premium Income Municipal Fund, Inc.	112,920	1,513,128
Nuveen Quality Income Municipal Fund, Inc.	71,624	966,208
Nuveen Quality Municipal Fund, Inc.	100,584	1,309,604
Nuveen Quality Preferred Income Fund 3	9,848	78,981
Nuveen Real Asset Income and Growth Fund	400	5,876
Nuveen Select Quality Municipal Fund, Inc.	68,937	921,688
Nuveen Senior Income Fund	32,539	192,305
Nuveen Short Duration Credit Opportunities Fund	32,492	494,203
PIMCO Dynamic Credit Income Fund	163,053	2,978,978
Pimco Dynamic Income Fund	1,620	46,656
PIMCO Income Strategy Fund	2,151	20,822
PIMCO Income Strategy Fund II	2,413	21,331
Pioneer Diversified High Income Trust	9,530	140,758
Pioneer Floating Rate Trust	52,389	593,043
Prudential Global Short Duration High Yield Fund, Inc.	56,175	774,653
Prudential Short Duration High Yield Fund, Inc.	48,225	706,979

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2015 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	SHARES	VALUE (Note 5)
CLOSED END FUNDS - 7.8% (continued)
Putnam High Income Securities Fund	55,806	$393,432
Putnam Managed Municipal Income Trust	77,952	557,357
Putnam Municipal Opportunities Trust	50,583	604,973
RMR Real Estate Income Fund	40,121	721,777
Royce Micro-Cap Trust, Inc.	28,698	222,123
Royce Value Trust, Inc.	47,511	546,377
Source Capital, Inc.	4,053	274,550
Sprott Focus Trust, Inc.	51,940	306,965
Stone Harbor Emerging Markets Total Income Fund	26,011	295,485
Swiss Helvetia Fund, Inc./The	35,998	390,938
Templeton Emerging Markets Fund (c)	4,387	48,389
Templeton Global Income Fund (c)	236,109	1,437,904
THL Credit Senior Loan Fund	2,929	45,370
Tortoise Pipeline & Energy Fund, Inc.	13,760	246,717
Transamerica Income Shares, Inc.	17,497	378,985
Tri-Continental Corp. (c)	34,683	676,319
Voya Emerging Markets High Income Dividend Equity Fund (c)	8,072	62,235
Voya Global Equity Dividend and Premium Opportunity Fund (c)	2,940	20,433
Voya Infrastructure Industrials and Materials Fund (c)	7,425	91,031
Voya Natural Resources Equity Income Fund (c)	2,619	15,793
Voya Prime Rate Trust (c)	53,118	268,777
Wells Fargo Advantage Global Dividend Opportunity Fund	33,649	198,866
Wells Fargo Advantage Income Opportunities Fund	101,774	770,429
Wells Fargo Advantage Multi-Sector Income Fund (c)	137,115	1,556,255
Western Asset Global Corporate Defined Opportunity Fund, Inc.	62,716	992,794
Western Asset Global High Income Fund, Inc.	72,114	646,863
Western Asset Global Partners Income Fund, Inc.	51,293	409,318
Western Asset High Income Fund II, Inc.	60,039	388,452
Western Asset High Income Opportunity Fund, Inc.	346,362	1,624,438
Western Asset High Yield Defined Opportunity Fund, Inc.	36,610	512,540
Western Asset Managed High Income Fund, Inc.	207,337	926,796
Western Asset Worldwide Income Fund, Inc.	62,760	616,931
Zweig Fund, Inc. (c)	1,490	19,117
Zweig Total Return Fund, Inc./The (c)	34,076	389,148

TOTAL CLOSED END FUNDS (cost $118,795,151)		110,545,176

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2015 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

LOAN PARTICIPATIONS - 0.8%	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’s)	VALUE (Note 5)
Consumer Discretionary - 0.1%
Dex Media West, Inc. (2)(h)	8.000%	12/30/16	$816	$474,906
Dex Media West, Inc. (2)(h)	9.750%	12/31/16	416	242,188
RH Donnelley, Inc. (2)(h)	9.750%	12/31/16	3,250	1,513,204

				2,230,298

Financials - 0.1%
J.G. Wentworth LLC (3)(b)(h)	7.000%	02/08/19	1,876	1,701,071

Information Technology - 0.2%
GT Advanced Technologies, Inc. (3)(b)(h)	9.500%	07/27/16	3,142	3,048,002

Utilities - 0.4%
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. (2)(h)	4.250%	06/16/16	5,050	5,031,062

TOTAL LOAN PARTICIPATIONS (cost $13,960,130)				12,010,433

PREFERRED STOCKS - 0.2%	SHARES	VALUE (Note 5)
Financials - 0.2%
Federal Home Loan Mortgage Corp., Perpetual Preferred Stock, Series V †(f)	119,409	$453,754

Federal Home Loan Mortgage Corp., Perpetual Preferred Stock, Series W (2)†(f)	56,025	274,522

Federal Home Loan Mortgage Corp., Perpetual Preferred Stock, Series X (2)†(f)	50,343	184,759

Federal Home Loan Mortgage Corp., Perpetual Preferred Stock, 8.375%, Series Z †(f)(h)	158,730	777,777

Federal National Mortgage Association, Perpetual Preferred Stock, 8.250%, Series S †(f)(h)	158,730	769,841

First Bank, Inc., Perpetual Preferred Stock (3)†(b)(f)	2,458	835,306

TOTAL PREFERRED STOCKS (cost $6,095,927)		3,295,959

RIGHTS - 0.4%

Financials - 0.1%
1347 Capital Corp. (2)†	420,504	142,971
Arowana, Inc. (Australia) (2)†	720,000	129,600
Barington/Hilco Acquisition Corp. (2)†	487,260	97,452
CB Pharma Acquisition Corp. (2)†	325,500	97,650
Dividend and Income Fund (3)†(b)	5,627	—
DT Asia Investments Ltd. (Hong Kong) (2)†	209,241	29,294
Garnero Group Acquisition Co. (Brazil) †	2,430,200	534,644

	SHARES	VALUE (Note 5)
Financials - 0.1% (continued)
Hydra Industries Acquisition Corp. (2)†	1,720,000	$619,200

		1,650,811

Health Care - 0.3%
Ambit Biosciences Corp. (3)†(b)	146,272	102,911
American Medical Alert Corp. (3)†(b)	283,523	2,835
Chelsea Therapeutics International Ltd. (3)†(b)	4,668,137	192,187
Community Health Systems, Inc. †(c)	7,762,436	69,862
Durata Therapeutics, Inc. (3)†(b)	261,441	273,109
Forest Laboratories, Inc. (3)†(b)	335,833	—
Furiex Pharmaceuticals, Inc. (3)†(b)	251,398	2,474,707
Prosensa Holding NV (Netherlands) (3)†(b)	197,426	200,877

		3,316,488

Information Technology - 0.0% (a)
Gerber Scientific, Inc. (3)†(b)	879,944	—

TOTAL RIGHTS (cost $284,220)		4,967,299

	PRINCIPAL AMOUNT (000’s)
SHORT-TERM INVESTMENTS - 8.4%
U.S. Treasury Bill, 0.083%, 11/19/2015 (c)(j)
(cost $118,236,640)	$118,250	118,252,365

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2015 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	SHARES	VALUE (Note 5)
WARRANTS - 1.5%

Consumer Discretionary - 0.6%
Del Taco Restaurants, Inc. †	810,955	$4,095,323
Education Management Corp. (3)†(b)	16,528,497	145,947
General Motors Co. †	356,485	15,329
Global Eagle Entertainment, Inc. †	367,857	1,357,392
Hemisphere Media Group, Inc. (2)†	743,407	1,003,599
IVS Group SA (Luxembourg) (2)†	590,301	36,014
KBS Fashion Group Ltd. (China) (3)†(b)(c)	763,024	15,261
Lindblad Expeditions Holdings, Inc. †(c)	649,908	1,130,840

		7,799,705

Energy - 0.0% (a)
Glori Energy, Inc. (3)†(b)	287,100	17,225
Harvest Natural Resources, Inc. (3)†(b)	51,454	1

		17,226

Financials - 0.6%
1347 Capital Corp. (2)†	420,504	113,536
Acasta Enterprises, Inc. (Canada) (2)†	579,085	117,162
Alignvest Acquisition Corp. (Canada) (2)†	445,000	103,372
AR Capital Acquisition Corp. (2)†	697,500	167,400
Arowana, Inc. (Australia) (2)†	720,000	75,600
Associated Banc-Corp. (2)†	20,065	42,939
Barington/Hilco Acquisition Corp. (2)†	487,260	63,441
Boston Private Financial Holdings, Inc. (2)†	97,674	478,603
Cambridge Capital Acquisition Corp. †	1,478,400	369,600
CB Pharma Acquisition Corp. (2)†	325,500	68,355
Comerica, Inc. (2)†	9,708	26,309
DT Asia Investments Ltd. (Hong Kong) (2)†	209,241	18,832
Dundee Acquisition Ltd. (Canada) (2)†	630,000	66,092
Electrum Special Acquisition Corp. †	990,000	217,800
FinTech Acquisition Corp. (3)†(b)	810,000	234,900
Garnero Group Acquisition Co. (Brazil) †	2,430,200	291,624
Global Partner Acquisition Corp. †	1,068,000	288,360
GP Investments Acquisition Corp. †	1,237,500	742,500
Harmony Merger Corp. (2)†	1,475,100	442,530
Hennessy Capital Acquisition Corp. II †(c)	982,842	265,367
Hydra Industries Acquisition Corp. †	1,720,000	498,800
Neostem (3)†(b)	243,000	22
Quinpario Acquisition Corp. 2 (2)†	2,880,708	619,352
ROI Acquisition Corp. II †	882,000	317,520
Terrapin 3 Acquisition Corp. (2)†	1,428,000	557,634

	SHARES	VALUE (Note 5)
Financials - 0.6% (continued)
Valley National Bancorp (2)†	49,509	$6,436
WL Ross Holding Corp. †	2,898,000	2,376,360

		8,570,446

Health Care - 0.0% (a)
Mast Therapeutics, Inc. (3)†(b)	103,750	2,340
Pluristem Therapeutics, Inc. (Israel) (3)†(b)	63,750	7,650
Venaxis, Inc. (3)†(b)	24,000	1,080

		11,070

Industrials - 0.1%
Blue Bird Corp. †	756,000	604,800
Jack Cooper Holdings Corp. (3)†(b)	2,223	288,990
Jason Industries, Inc. (2)†(c)	1,933,070	483,268
Pingtan Marine Enterprise Ltd. (China) (2)†	395,000	3,989
Tempus Applied Solutions Holdings, Inc. (2)†	1,268,625	405,960

		1,787,007

Information Technology - 0.0% (a)
exceet Group SE (Germany) (3)†(b)	72,000	3,942
Net Element International, Inc. (Bulgaria) (3)†(b)	319,668	959
RMG Networks Holding Corp. (2)†(c)	631,210	6,944
Transwitch Corp. (3)†(b)	640,000	6

		11,851

Materials - 0.2%
AgroFresh Solutions, Inc. †(c)	504,000	1,058,400
Delta Technology Holdings Ltd. (China) (2)†	818,832	42,497
Tecnoglass, Inc. †	330,838	1,918,861

		3,019,758

Utilities - 0.0% (a)
Electrawinds SE (Germany) (3)†(b)	621,000	1,388

TOTAL WARRANTS (cost $3,283,386)		21,218,451

MONEY MARKET FUNDS - 20.4%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.010% (2)(k)	7,837,113	7,837,113
Dreyfus Treasury Cash Management, Class I, 0.010% (2)(k)	31,348,452	31,348,452
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.000% (2)(k)	125,928,440	125,928,440
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (2)(k)(l)	84,206,776	84,206,776

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2015 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	SHARES	VALUE (Note 5)
UBS Money Series - UBS Select Treasury Preferred Fund, Class I, 0.010% (2)(k)	39,185,565	$39,185,565

TOTAL MONEY MARKET FUNDS (cost $288,506,346)		288,506,346

	CONTRACTS/ NOTIONAL
PURCHASED OPTIONS - 0.5%
Put - Charter Communications, Inc., Expires 03/18/2016, Strike $210.00	38	156,560
Put - Dow Chemical Co./The, Expires 10/16/2015, Strike $50.00	5,638	4,290,518
Put - Olin Corp., Expires 10/16/2015, Strike $28.00	2,616	2,929,920

TOTAL PURCHASED OPTIONS (cost $6,418,950)		7,376,998

TOTAL INVESTMENTS IN SECURITIES, AT VALUE (cost $2,255,551,707)		2,011,810,573

SECURITIES SOLD SHORT- (42.1)%	SHARES
COMMON STOCKS - (40.0)%

Consumer Discretionary - (2.6)%
Charter Communications, Inc., Class A †	(33,256)	(5,848,068)
Comcast Corp., Class A	(34,404)	(1,969,285)
Fiat Chrysler Automobiles NV (United Kingdom) †	(1,062,949)	(14,041,556)
Global Eagle Entertainment, Inc. †	(238,682)	(2,740,069)
JAKKS Pacific, Inc. †	(1,041,099)	(8,870,163)
Liberty Interactive Corp. QVC Group, Class A †	(3,370)	(88,395)
M/I Homes, Inc. †	(25,068)	(591,103)
Meritage Homes Corp. †	(11,280)	(411,946)
News Corp., Class B	(23,302)	(298,732)
Ryland Group, Inc./The	(4,676)	(190,921)
Twenty-First Century Fox, Inc., Class B	(52,367)	(1,417,575)

		(36,467,813)

Consumer Staples - (3.4)%
Bunge Ltd.	(57,853)	(4,240,625)
Post Holdings, Inc. †	(108,080)	(6,387,528)
Tyson Foods, Inc., Class A	(421,289)	(18,157,556)
Universal Corp.	(222,877)	(11,048,013)
Vector Group Ltd.	(363,975)	(8,229,468)

		(48,063,190)

	SHARES	VALUE (Note 5)
Energy - (3.0)%
Aegean Marine Petroleum Network, Inc. (Greece)	(256,790)	$(1,730,765)
Alon USA Energy, Inc.	(355,341)	(6,421,012)
Cheniere Energy, Inc. †	(73,220)	(3,536,526)
Chesapeake Energy Corp.	(32,461)	(237,939)
Renewable Energy Group, Inc. †	(154,110)	(1,276,031)
Sanchez Energy Corp. †	(1,042,982)	(6,414,339)
SandRidge Energy, Inc. †	(2,036,364)	(549,818)
Scorpio Tankers, Inc. (Monaco)	(209,844)	(1,924,269)
Ship Finance International Ltd. (Norway)	(545,747)	(8,868,389)
Southwestern Energy Co. †	(945,866)	(12,003,040)

		(42,962,128)

Financials - (4.9)%
Associated Banc-Corp.	(9,676)	(173,878)
BB&T Corp.	(15,931)	(567,144)
Boston Private Financial Holdings, Inc.	(85,650)	(1,002,105)
CareTrust REIT, Inc.	(62,239)	(706,413)
Cowen Group, Inc., Class A †	(1,330,953)	(6,069,146)
Crown Castle International Corp. REIT	(27,519)	(2,170,423)
Element Financial Corp. (Canada) †	(514,230)	(7,020,810)
Encore Capital Group, Inc. †	(19,050)	(704,850)
Equinix, Inc. REIT	(2,593)	(708,926)
Ezcorp, Inc., Class A †	(58,543)	(361,210)
GAIN Capital Holdings, Inc.	(111,443)	(811,305)
Gramercy Property Trust, Inc. REIT	(17,744)	(368,543)
iStar, Inc. REIT †	(784,266)	(9,866,066)
Lexington Realty Trust REIT	(923,508)	(7,480,415)
M&T Bank Corp.	(24,274)	(2,960,214)
Maiden Holdings Ltd.	(198,868)	(2,760,288)
MGIC Investment Corp. †	(788,209)	(7,298,815)
NorthStar Realty Finance Corp. REIT	(33,411)	(412,626)
PacWest Bancorp	(51,964)	(2,224,579)
Penson Worldwide, Inc. (3)†(b)	(217,523)	—
Prospect Capital Corp.	(4,749)	(33,860)
Radian Group, Inc.	(424,082)	(6,747,145)
Resource Capital Corp. REIT	(2,027)	(22,641)
Starwood Property Trust, Inc. REIT	(31,356)	(643,425)
Starwood Waypoint Residential Trust REIT	(56,307)	(1,341,796)
Valley National Bancorp	(1,005)	(9,889)
Welltower, Inc. REIT	(97,057)	(6,572,700)
ZAIS Financial Corp. REIT	(20,438)	(273,869)

		(69,313,081)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2015 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	SHARES	VALUE (Note 5)
Health Care - (6.8)%
Accuray, Inc. †	(401,801)	$(2,006,996)
Acorda Therapeutics, Inc. †	(11,308)	(299,775)
Albany Molecular Research, Inc. †	(78,061)	(1,359,823)
Allergan PLC †	(75,061)	(20,402,330)
Amsurg Corp. †	(137,601)	(10,692,974)
Anthem, Inc.	(320,044)	(44,806,160)
China Medical Technologies, Inc. ADR (China) (3)†(b)	(45,264)	(453)
Healthways, Inc. †	(153,155)	(1,703,084)
Medicines Co./The †	(295,040)	(11,199,718)
PDL BioPharma, Inc.	(14,320)	(72,030)
Perrigo Co. PLC (Ireland)	(4,200)	(660,534)
Sequenom, Inc. †	(474,228)	(829,899)
Spectrum Pharmaceuticals, Inc. †	(276,671)	(1,654,492)

		(95,688,268)

Industrials - (1.9)%
CBIZ, Inc. †	(188,896)	(1,854,959)
Cenveo, Inc. †	(107,801)	(202,666)
General Cable Corp.	(29,713)	(353,585)
JetBlue Airways Corp. †	(557,769)	(14,373,707)
Meritor, Inc. †	(622,220)	(6,614,198)
Titan International, Inc.	(260,569)	(1,722,361)
Towers Watson & Co., Class A	(3,193)	(374,794)
UTi Worldwide, Inc. †	(237,595)	(1,090,561)
Wabash National Corp. †	(52,971)	(560,963)

		(27,147,794)

Information Technology - (14.7)%
Alibaba Group Holding Ltd. ADR (China) †	(1,070,661)	(63,136,879)
ARRIS Group, Inc. †	(5,501)	(142,861)
Avid Technology, Inc. †	(31,846)	(253,494)
Ciena Corp. †	(138,337)	(2,866,343)
Convergys Corp.	(621,770)	(14,369,105)
Dialog Semiconductor PLC (United Kingdom) (2)†	(17,719)	(710,862)
Google, Inc., Class A †	(5,794)	(3,698,716)
Microchip Technology, Inc.	(905,770)	(39,029,629)
Micron Technology, Inc. †	(106,918)	(1,601,632)
ModusLink Global Solutions, Inc. †	(632,668)	(1,809,430)
Nokia OYJ ADR (Finland)	(39,520)	(267,946)
Palo Alto Networks, Inc. †	(12,100)	(2,081,200)
Quantum Corp. †	(375,683)	(261,964)
Rambus, Inc. †	(315,428)	(3,722,050)
SunEdison, Inc. †	(1,151,371)	(8,266,844)
TTM Technologies, Inc. †	(395,985)	(2,466,987)
VeriSign, Inc. †	(750,065)	(52,924,586)

	SHARES	VALUE (Note 5)
Information Technology - (14.7)% (continued)
Vishay Intertechnology, Inc.	(996,038)	$(9,651,608)
WebMD Health Corp. †	(774)	(30,836)

		(207,292,972)

Materials - (0.3)%
A Schulman, Inc.	(63,641)	(2,066,423)
A.M. Castle & Co. †	(17,989)	(39,936)
Cemex SAB de CV ADR (Mexico) †	(84,976)	(593,982)
Stillwater Mining Co. †	(172,187)	(1,778,692)

		(4,479,033)

Telecommunication Services - (1.2)%
T-Mobile US, Inc. †	(419,880)	(16,715,423)

Utilities - (1.2)%
Dominion Resources, Inc.	(200,615)	(14,119,284)
NRG Yield, Inc., Class A	(283,748)	(3,163,790)
NRG Yield, Inc., Class C	(11,182)	(129,823)
Talen Energy Corp. †	(9)	(91)

		(17,412,988)

TOTAL COMMON STOCKS SOLD SHORT (proceeds $696,369,915)		(565,542,690)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2015 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

CONVERTIBLE BONDS - (1.8)%	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’s)	VALUE (Note 5)
Information Technology - (1.8)%
Citrix Systems, Inc. (2)	0.500%	04/15/19	$(9,975)	$(10,517,390)
Red Hat, Inc. 144A (2)(g)	0.250%	10/01/19	(12,225)	(14,654,719)

TOTAL CONVERTIBLE BONDS SOLD SHORT (proceeds $23,836,623)				(25,172,109)

U.S. TREASURY OBLIGATIONS - (0.3)%
U.S. Treasury Note (2) (proceeds $4,617,808)	0.875%	10/15/17	(4,625)	(4,644,152)

TOTAL SECURITIES SOLD SHORT, AT VALUE (proceeds $724,824,346)	(595,358,951)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT - 100.2% (cost $1,530,727,361)	1,416,451,622

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2%) (m)	(2,945,251)

NET ASSETS - 100.0%	$1,413,506,371

†	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	Security fair valued as of September 30, 2015 using procedures approved by the Board of Trustees. The total value of positions fair valued was $79,069,876 or 5.6% of total net assets.
(c)	All or a portion of this security has been segregated as collateral for securities sold short and can be sold or replaced subject to the broker’s right to re-hypothecate. At September 30, 2015, the value of these securities was $943,662,965. In addition, $12,051,548 of cash collateral was pledged.
(d)	Defaulted security.
(e)	Represents a Pay-in-Kind. Income may be received in additional securities and/or cash.
(f)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date. The rate shown represents the variable dividend rate in effect as of the close of the reporting period.
(g)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund Advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(h)	Indicates a variable rate security. The interest rate shown represents the discount rate as of the close of the reporting period.
(i)	Represents a step bond. The rate shown reflects the yield as of close of the reporting period.
(j)	The rate shown is the effective yield at the date of purchase.
(k)	Represents annualized seven-day yield as of the close of the reporting period.
(l)	All or a portion of the security is pledged as collateral to the brokers for forward foreign currency exchange and swap contracts.
(m)	Includes appreciation on forward foreign currency exchange, futures, swap contracts and call options written.
(n)	All or a portion of this security has been segregated for covered call options written

All bonds are denominated in US dollars, unless noted otherwise.

All securities are United States companies, unless noted otherwise in parentheses.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 5).
(3)	Level 3 security (See Note 5).

The following abbreviations are used in portfolio descriptions:

144A - Restricted Security

ADR - American Depositary Receipt

MTN - Medium Term Note

REIT - Real Estate Investment Trust

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2015 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

Credit default swap contracts buy protection as of September 30, 2015:

COUNTERPARTY	REFERENCE ENTITY	FIXED ANNUAL RATE RECEIVED BY FUND	CURRENCY	CREDIT SPREAD	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Exchange Cleared
CitiBank	Markit CDX North America High Yield Index Series 24	5.000%	USD	4.291%	106,725,000	$(6,447,835)	06/20/2020	$3,264,423
CitiBank	Markit CDX North America High Yield Index Series 25	5.000%	USD	5.003%	16,025,000	27,658	12/20/2020	(32,504)
CitiBank	Markit CDX North America Investment Grade Index Series 25	1.000%	USD	0.928%	2,750,000	(24,784)	12/20/2020	14,278

						$(6,444,961)		$3,246,197

Open written options contracts outstanding at September 30, 2015:

Call options written

NUMBER OF CONTRACTS	ISSUER	COUNTERPARTY	EXPIRATION DATE	PROCEEDS	VALUE AT SEPTEMBER 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
38	Charter Communications, Inc. (Exercise price $210)	J.P. Morgan	03/18/2016	$(10,219)	$(17,860)	$(7,641)
5,638	Dow Chemical Co./The (Exercise price $50)	J.P. Morgan	10/16/2015	(131,704)	(5,638)	126,066
4,000	General Motors Co. (Exercise price $42)	J.P. Morgan	01/15/2016	(2,203,697)	(12,000)	2,191,697
2,616	Olin Corp. (Exercise price $28)	J.P. Morgan	10/16/2015	(6,226)	(26,160)	(19,934)

				$(2,351,846)	$(61,658)	$2,290,188

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2015 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

Open futures contracts outstanding at September 30, 2015:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts:
707	Barclays Capital	Euro Stoxx 50 Index	12/2015	$(25,251,146)	$(24,418,955)	$832,191
457	Barclays Capital	S&P 500 E-Mini Futures	12/2015	(44,424,934)	(43,613,795)	811,139
487	Barclays Capital	U.S. Treasury 10-Year Note Futures	12/2015	(62,511,639)	(62,693,641)	(182,002)
663	J.P. Morgan	U.S. Treasury 2-Year Note Futures	12/2015	(145,193,860)	(145,217,719)	(23,859)
324	J.P. Morgan	U.S. Treasury 5-Year Note Futures	12/2015	(38,977,303)	(39,047,062)	(69,759)

				$(316,358,882)	$(314,991,172)	$1,367,710

Forward foreign currency exchange contracts outstanding as of September 30, 2015:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Canadian Dollar, Expiring 12/16/15	Credit Suisse International	CAD	5,723	$4,318	$4,287	$(31)
Swiss Franc, Expiring 12/16/15	Credit Suisse International	CHF	226,598	236,084	233,165	(2,919)
Euro, Expiring 12/16/15	Credit Suisse International	EUR	9,645	10,838	10,790	(48)
Euro, Expiring 04/05/16	Credit Suisse International	EUR	21,000	22,913	23,555	642
Euro, Expiring 04/05/17	Credit Suisse International	EUR	21,000	23,363	23,843	480
Euro, Expiring 04/05/16	The Royal Bank of Scotland	EUR	21,000	27,886	23,555	(4,331)
Euro, Expiring 04/05/17	The Royal Bank of Scotland	EUR	21,000	28,010	23,843	(4,167)
Norwegian Krone, Expiring 10/02/15	Credit Suisse International	NOK	37,802,312	4,626,122	4,440,435	(185,687)

				$4,979,534	$4,783,473	$(196,061)

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Brazilian Real, Expiring 12/16/15*	CitiBank	BRL	(337,500)	$(88,784)	$(82,888)	$5,896
Brazilian Real, Expiring 12/16/15*	Credit Suisse International	BRL	(337,500)	(88,784)	(82,888)	5,896
Canadian Dollar, Expiring 12/16/15	CitiBank	CAD	(16,543,712)	(12,500,055)	(12,392,943)	107,112

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2015 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Canadian Dollar, Expiring 12/16/15	Credit Suisse International	CAD	(32,660,793)	$(24,619,780)	$(24,466,297)	$153,483
Swiss Franc, Expiring 12/16/15	CitiBank	CHF	(109,351)	(112,862)	(112,520)	342
Swiss Franc, Expiring 12/16/15	Credit Suisse International	CHF	(117,247)	(121,105)	(120,645)	460
Euro, Expiring 12/16/15	CitiBank	EUR	(11,474,817)	(12,858,474)	(12,838,971)	19,503
Euro, Expiring 12/16/15	Credit Suisse International	EUR	(11,474,816)	(12,858,473)	(12,838,970)	19,503
Euro, Expiring 04/05/16	Credit Suisse International	EUR	(21,000)	(27,886)	(23,555)	4,331
Euro, Expiring 04/05/17	Credit Suisse International	EUR	(21,000)	(28,010)	(23,842)	4,168
Euro, Expiring 04/05/16	The Royal Bank of Scotland	EUR	(21,000)	(27,886)	(23,555)	4,331
Euro, Expiring 04/05/17	The Royal Bank of Scotland	EUR	(21,000)	(28,010)	(23,842)	4,168
Norwegian Krone, Expiring 12/16/15	CitiBank	NOK	(7,781,250)	(941,411)	(912,914)	28,497
Norwegian Krone, Expiring 10/02/15	Credit Suisse International	NOK	(37,802,312)	(4,845,993)	(4,440,435)	405,558
Norwegian Krone, Expiring 12/16/15	Credit Suisse International	NOK	(7,781,250)	(941,412)	(912,915)	28,497

				(70,088,925)	(69,297,180)	791,745

				$(65,109,391)	$(64,513,707)	$595,684

*	Non-deliverable forward (See Note 4).

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Euro

NOK - Norwegian Krone

USD - United States Dollar

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2015 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

Total Return Basket Swaps* Outstanding at September 30, 2015

Over the Counter

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Bank of America	The Fund receives the total return on a portfolio of short positions and pays the Federal Funds Effective Rate plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swap.	66 to 67 months maturity 08/12/2019	$169,465

*	See the accompanying “Additional Information — Total Return Basket Swap” for further details
**	The maturity dates are measured from the commencement of investment in each underlying swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual short positions and related values within the total return basket swap as of September 30, 2015.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Short Positions

Common Stock Cayman Islands
Herbalife Ltd.	(82,666)	$(4,674,762)	$169,465

Net Cash and Other Receivables/ (Payables) (b)			—

Swaps, at Value			$169,465

(a)	Notional value represents the market value (including any fees or commissions) of the short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2015 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Deutsche Bank	The Fund receives the total return on a portfolio of long and short positions and pays the Federal Funds floating rate plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swap.	12 months maturity 11/12/2015	$1,292,597

**	The maturity dates are measured from the commencement of investment in each underlying swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long positions and related values within the total return basket swap as of September 30, 2015.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2015 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
United States
CareTrust REIT, Inc.	108,064	$—	$1,226,526
Journal Media Group, Inc.	5,385	—	40,388
Urban Edge Properties	38,278	918,060	(91,637)

Total of Long Equity Positions			1,175,277

	PRINCIPAL
Corporate Bonds
United Kingdom
Virgin Media Finance PLC	$11,400,000	10,771,328	(383,745)

United States
Edgen Murray Corp.	4,495,000	4,966,685	(38,445)
Manitowoc Co., Inc./The	8,575,000	9,400,649	(57,412)
US Foods, Inc.	4,572,000	4,860,861	(30,895)

			(126,752)

Total of Long Bond Positions			(510,497)

Total of Long Equity and Bond Positions			664,780

Net Cash and Other Receivables/ (Payables) (b)			627,817

Swaps, at Value			$1,292,597

(a)	Notional value represents the market value (including any fees or commissions) of the long positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2015 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Deutsche Bank	The Fund receives the total return on a portfolio of short positions and pays the JPY/USD 1 Week Forward Swap Rate plus or minus a specified spread, which is denominated in JPY based on the local currencies of the positions within the swap.	12 months maturity 10/22/2015	$(1,004,429)

**	The maturity dates are measured from the commencement of investment in each underlying swap position.

Additional Information — Total Return Basket Swaps

The	following table represents the individual short positions and related values within the total return basket swap as of September 30, 2015.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Short Positions

Common Stocks Japan
Yahoo Japan Corp.	(5,642,991)	$(20,538,285)	$(944,524)

Net Cash and Other Receivables/ (Payables) (b)			(59,905)

Swaps, at Value			$(1,004,429)

(a)	Notional value represents the market value (including any fees or commissions) of the short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2015 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Deutsche Bank	The Fund receives the total return on a portfolio of long and short positions and pays the Federal Funds floating rate plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swap.	12-25 months maturity ranging from 01/27/2016 - 08/31/2016	$(2,653,635)

**	The maturity dates are measured from the commencement of investment in each underlying swap position.

Additional Information — Total Return Basket Swaps

The	following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2015.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2015 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks

Bahamas
Steiner Leisure Ltd.	26,197	$1,670,820	$(15,693)

Canada
QLT, Inc.	97,551	521,737	(262,251)

Cayman Islands
Home Loan Servicing Solutions Ltd.	465,753	2,699,315	(2,375,617)

Cyprus
Eurasia Drilling Co., Ltd.	3,336	65,037	(34,363)

France
Alcatel-Lucent	1,661,165	5,879,975	183,277

Ireland
Avolon Holdings Ltd.	133,269	3,992,182	64,526
Perrigo Co. PLC	18,757	3,399,894	(449,980)

			(385,454)

Israel
Lumenis Ltd.	369,170	5,073,589	39,415

Netherlands
Tornier NV	176,746	4,280,705	(676,854)

United Kingdom
Willis Group Holdings PLC	184,235	8,048,738	(500,630)

United States
AGL Resources, Inc.	106,959	6,523,418	5,359
Altera Corp.	249,057	12,617,978	(145,204)
Ark Restaurants Corp.	24,412	540,238	20,262
Baker Hughes, Inc.	387,030	23,446,130	(3,305,089)
Baxalta, Inc.	35,261	1,316,998	(205,924)
Broadcom Corp.	298,682	15,966,431	(605,215)
Cablevision Systems Corp.	136,957	4,504,698	(57,704)
Cameron International Corp.	103,738	6,384,479	(23,265)
Chambers Street Properties	34,562	234,630	(10,323)
Chubb Corp./The	119,940	14,629,945	80,696
Cigna Corp.	43,508	6,586,074	(711,624)
City National Corp.	178,254	15,858,297	(161,249)
Cleco Corp.	248,859	13,365,100	(115,847)
Con-way, Inc.	23,192	1,095,632	4,828
Cytec Industries, Inc.	121,552	8,983,719	(7,104)
Dealertrack Technologies, Inc.	134,278	8,406,311	74,687

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Dot Hill Systems Corp.	509,214	$4,938,501	$16,151
Freescale Semiconductor Ltd.	406,811	16,363,440	(1,482,293)
Hawaiian Electric Industries, Inc.	253,459	7,773,588	(501,849)
HCC Insurance Holdings, Inc.	163,997	12,658,423	46,425
Health Net, Inc.	64,872	4,364,325	(457,733)
Home Properties, Inc.	139,084	10,315,239	81,290
Hudson City BanCorp., Inc.	2,304,216	22,946,029	487,847
Humana, Inc.	56,165	10,535,078	(481,543)
Integrated Silicon Solution, Inc.	196,226	3,814,631	402,265
IPC Healthcare, Inc.	89,722	7,124,237	(153,735)
KYTHERA Biopharmaceuticals, Inc.	152,583	11,355,700	84,973
Media General, Inc.	95,807	1,318,515	21,825
Merge Healthcare, Inc.	450,343	3,196,268	1,167
Metro Bancorp, Inc.	96,143	2,841,150	(15,507)
National Penn Bancshares, Inc.	355,609	4,238,859	(60,454)
Office Depot, Inc.	1,886,233	16,454,537	(4,344,921)
OM Group, Inc.	220,382	7,402,417	(154,053)
Oneida Financial Corp.	76,102	1,493,410	65,159
PartnerRe Ltd.	30,213	4,102,023	93,959
Pepco Holdings, Inc.	1,030,038	27,886,564	(2,939,044)
Pericom Semiconductor Corp.	172,257	2,887,027	256,663
Phoenix Cos., Inc./The	1,905	62,645	201
Pinnacle Entertainment, Inc.	5,923	215,775	(15,341)
Precision Castparts Corp.	43,949	10,126,674	(31,149)
Premiere Global Services, Inc.	128,068	1,759,920	(266)
Remy International, Inc.	79,843	2,331,402	4,005
Sigma-Aldrich Corp.	103,582	14,362,125	27,487
Solera Holdings, Inc.	70,299	3,785,967	10,179
Square 1 Financial, Inc.	24,168	615,925	4,588
StanCorp Financial Group, Inc.	66,566	7,579,124	22,713
Standard Pacific Corp.	257,374	2,252,336	(193,344)
Strategic Hotels & Resorts, Inc.	333,629	4,666,104	(65,360)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2015 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Symetra Financial Corp.	225,342	$7,095,689	$34,132
TECO Energy, Inc.	210,300	5,526,604	(4,126)
Thoratec Corp.	143,469	9,035,579	40,270
Time Warner Cable, Inc.	7,025	1,035,064	225,011
UIL Holdings Corp.	15,042	730,289	25,872
Vivint Solar, Inc.	226,573	3,570,894	(1,196,409)
Xoom Corp.	307,975	7,649,384	13,034
Yodlee, Inc.	343,131	5,697,485	(162,782)
zulily, Inc.	238,352	4,252,231	(104,906)

			(15,562,315)

Total of Long Equity Positions			(19,590,485)

Rights

Netherlands
Prosensa Holding NV	7,998	—	8,138

United States
Durata Therapeutics, Inc.	89,246	66,935	26,295
Safeway, Inc.	351,185	—	16,425
Safeway, Inc.	351,185	—	53,938

			$96,658

Total Rights			104,796

Total of Long Equity Positions and Rights			(19,485,689)

Short Positions

Common Stocks

Finland
Nokia OYJ	(904,000)	(6,000,439)	(128,681)

Ireland
Shire PLC	(5,949)	(1,316,811)	95,898

Netherlands
NXP Semiconductors NV	(140,414)	(13,896,668)	1,670,821

Singapore
Avago Technologies Ltd.	(58,790)	(8,124,510)	775,172

Switzerland
ACE Ltd.	(71,966)	(7,508,306)	67,021

United States
Aetna, Inc.	(33,425)	(3,801,105)	144,076
Anthem, Inc.	(21,915)	(3,307,749)	239,649
ARRIS Group, Inc.	(179,377)	(5,711,009)	1,052,588
Ball Corp.	(41,172)	(2,885,629)	324,730
BB&T Corp.	(78,738)	(2,878,661)	75,588
Centene Corp.	(37,317)	(2,599,082)	575,381

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Community Bank System, Inc.	(25,607)	$(907,400)	$(44,412)
Cyberonics, Inc.	(29,848)	(1,846,774)	32,613
Envestnet, Inc.	(56,852)	(1,903,441)	199,587
Equinix, Inc.	(7,468)	(2,163,480)	121,728
FNB Corp.	(212,077)	(2,743,781)	(2,616)
Gaming and Leisure Properties, Inc.	(5,035)	(152,812)	3,273
Gramercy Property Trust, Inc.	(11,430)	(250,051)	12,650
Halliburton Co.	(425,621)	(17,915,193)	2,869,491
Iron Mountain, Inc.	(55,244)	(1,734,327)	20,658
Liberty Interactive Corp. QVC Group	(76,033)	(2,088,073)	93,728
M&T Bank Corp.	(193,952)	(24,044,485)	392,039
Mylan NV	(43,141)	(2,116,497)	379,641
Nexstar Broadcasting Group, Inc.	(8,709)	(397,969)	(14,402)
NextEra Energy, Inc.	(61,696)	(6,206,618)	188,173
Northwest Bancshares, Inc.	(88,317)	(1,077,051)	(71,070)
PacWest Bancorp	(12,586)	(540,929)	2,122
Ryland Group, Inc./The	(52,473)	(2,348,968)	206,495
Schlumberger Ltd.	(76,257)	(5,410,072)	150,626
Staples, Inc.	(407,196)	(6,358,723)	1,582,314
STERIS Corp.	(70,805)	(4,583,222)	(16,979)
SunEdison, Inc.	(25,386)	(735,011)	552,739
Towers Watson & Co.	(67,063)	(8,165,147)	293,292
Wright Medical Group, Inc.	(171,260)	(4,256,174)	656,289

			$10,019,991

Total of Short Equity Positions			12,500,222

Total of Long and Short Equity Positions and Rights			(6,985,467)

Net Cash and Other Receivables/ (Payables) (b)			4,331,832

Swaps, at Value			$(2,653,635)

(a)	Notional value represents the market value (including any fees or commissions) of the long positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2015 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Deutsche Bank	The Fund receives the total return on a portfolio of long and short positions and pays the GBP/USD 1 Week Forward FS Swap Rate plus or minus a specified spread, which is denominated in GBP based on the local currencies of the positions within the swap.	24 months maturity 08/19/2016	$(2,449,901)

**	The maturity dates are measured from the commencement of investment in each underlying swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2015.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2015 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
United Kingdom
Alent PLC	855,395	$6,249,314	$37,914
Amlin PLC	153,102	1,518,855	2,537
BG Group PLC	857,934	15,113,571	(2,737,112)
HellermannTyton Group PLC	865,019	6,142,912	(31,063)
Pace PLC	1,271,150	7,610,902	(669,473)
Rexam PLC	672,922	5,706,103	(363,311)
RSA Insurance Group PLC	27,615	217,759	(49,405)
Synergy Health PLC	164,351	5,550,171	(155,450)
Telecity Group PLC	317,628	5,242,198	(7,489)

			(3,972,852)

Total of Long Equity Positions			(3,972,852)

Short Positions

Common Stocks

Netherlands
Royal Dutch Shell PLC	(393,461)	(12,139,614)	2,836,125

Total of Long and Short Equity Positions			(1,136,727)

Net Cash and Other Receivables/ (Payables) (b)			(1,313,174)

Swaps, at Value			$(2,449,901)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2015 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Deutsche Bank	The Fund receives the total return on a portfolio of long and short positions and pays the Canadian Dollar Offered Rate plus or minus a specified spread, which is denominated in CAD based on the local currencies of the positions within the swap.	25 months maturity 08/31/2016	$76,033

**	The maturity dates are measured from the commencement of investment in each underlying swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2015.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks

Canada
Amica Mature Lifestyles, Inc.	193,747	$2,697,330	$(28,862)
Probe Metals, Inc.	25,801	501	7,365
Regal Lifestyle Communities, Inc.	229,996	2,069,007	(11,193)

			(32,690)

Total of Long Equity Positions			(32,690)

Short Positions

Common Stocks

Canada
Royal Bank of Canada	(133,111)	(7,554,810)	194,555

Total of Long and Short Equity Positions			161,865

Net Cash and Other Receivables/ (Payables) (b)			(85,832)

Swaps, at Value			$76,033

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2015 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Deutsche Bank	The Fund receives the total return on a portfolio of long and short positions and pays receives the EUR/USD 1 Week Forward Swap Rate plus or minus a specified spread, which is denominated in EUR based on the local currencies of the positions within the swap.	24 months maturity ranging from 09/26/2015 - 08/19/2016	$(1,416,711)

**	The maturity dates are measured from the commencement of investment in each underlying swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long positions and related values within the total return basket swap as of September 30, 2015.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2015 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks

Belgium
Delhaize Group	22,382	$2,028,759	$(44,803)

Germany
LEG Immobilien AG	22,150	1,795,618	36,914

Italy
Ansaldo STS SpA	698,630	7,355,228	48,908
Italcementi SpA	320,955	3,582,674	(20,167)
Pirelli & C. SpA	122,445	2,050,867	(1,869)
Sorin SpA	574,643	1,709,362	(51,129)
World Duty Free SpA	537,834	6,063,431	87,394

			63,137

Netherlands
TNT Express NV	1,654,347	14,143,810	(1,519,488)

Total of Long Equity Positions			(1,464,240)

Short Positions

Common Stocks

Germany
Deutsche Wohnen AG	(67,640)	(1,761,176)	(47,820)

Netherlands
Koninklijke Ahold NV	(113,110)	(2,268,986)	62,432

Total of Short Equity Positions			14,612

Total of Long and Short Equity Positions			(1,449,628)

Net Cash and Other Receivables/ (Payables) (b)			32,917

Swaps, at Value			$(1,416,711)

(a)	Notional value represents the market value (including any fees or commissions) of the long positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2015 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Deutsche Bank	The Fund receives the total return on a portfolio of long positions and pays the AUD/USD Overnight Forward FX Swap Rate plus or minus a specified spread, which is denominated in AUD based on the local currencies of the positions within the swap.	24 months maturity 08/22/2016	$135,769

**	The maturity dates are measured from the commencement of investment in each underlying swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long positions and related values within the total return basket swap as of September 30, 2015.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks

Australia
Independence Group NL	5	$11	$(2)
Recall Holdings Ltd.	320,814	1,621,845	34,291
S2 Resources Ltd.	28,810	21	2,852

			37,141

Total of Long Equity Positions			37,141

Net Cash and Other Receivables/ (Payables) (b)			98,628

Swaps, at Value			$135,769

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2015 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Deutsche Bank	The Fund receives the total return on a portfolio of long positions and pays the CHF/USD 1 Week Forward Swap rate plus or minus a specified spread, which is denominated in CHF based on the local currencies of the positions within the swap.	12 months maturity 09/05/2016	$(277,893)

** The maturity dates are measured from the commencement of investment in each underlying swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long positions and related values within the total return basket swap as of September 30, 2015.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks

Switzerland
Sulzer AG	23,733	$2,393,306	$(67,802)

Net Cash and Other Receivables/ (Payables) (b)			(210,091)

Swaps, at Value			$(277,893)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2015 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

Total Return Basket Swaps* Outstanding at September 30, 2015

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Goldman Sachs	The Fund receives the total return on a portfolio of short positions and pays the LIBOR plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swaps.	1 months maturity 10/19/2015	$21,848

*	See the accompanying “Additional Information — Total Return Basket Swap” for further details.
**	The maturity dates are measured from the commencement of investment in each underlying swap position.

Additional Information — Total Return Basket Swap

The following table represents the individual short positions and related values within the total return basket swap as of September 30, 2015.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Short Positions

Common Stock

United States
Dycom Industries, Inc.	(10,075)	$(750,890)	$21,863

Total of Short Equity Positions			21,863

Net Cash and Other Receivables/ (Payables) (b)			(15)

Swaps, at Value			$21,848

(a)	Notional value represents the market value (including any fees or commissions) of the short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2015 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

Total Return Basket Swaps* Outstanding at September 30, 2015

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
J.P. Morgan	The Fund receives the total return on a portfolio of long and short positions and pays the LIBOR plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swap.	12 months maturity 04/20/2016	$627,645

**	The maturity dates are measured from the commencement of investment in each underlying swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long positions and related values within the total return basket swap as of September 30, 2015.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Private Placements

United States
Penson Technologies LLC (3)	9,326,216	$9	$627,645

Net Cash and Other Receivables/ (Payables) (b)			—

Swaps, at Value			$627,645

(a)	Notional value represents the market value (including any fees or commissions) of the long positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2015 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

Collateral pledged to, or (received from), each counterparty at September 30, 2015 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
Bank of America
Money Market Funds	$1,520,644	$—	$1,520,644

Barclays Capital
Cash	—	2,098,234	2,098,234

Citibank
Cash	—	8,629,717	8,629,717
Money Market Funds	710,008	—	710,008

Credit Suisse International
Cash	(490,000)	—	(490,000)

Deutsche Bank
Money Market Funds	81,786,117	—	81,786,117

Goldman Sachs
Money Market Funds	190,000	—	190,000

J.P. Morgan
Cash	—	868,235	868,235

See notes to Schedule of Investments.

Schedule of Investments	September 30, 2015 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

LONG INVESTMENTS - 103.7%	SHARES	VALUE (Note 5)
COMMON STOCKS - 32.1%

Belgium - 1.2%
Ageas (a)	5,191	$213,331
bpost SA (a)	23,149	550,475
Colruyt SA †	431	20,773
KBC Groep NV (a)	6,122	387,167
Proximus (a)	5,554	192,124
Umicore SA	531	20,479

		1,384,349

Canada - 6.5%
Aimia, Inc. (1)(a)	9,195	80,478
Air Canada (1)†(a)	94,277	758,031
Alimentation Couche-Tard, Inc., Class B (1)(a)	5,524	254,034
Bank of Montreal (1)(a)	1,767	96,367
Bank of Nova Scotia/The (1)(a)	1,652	72,827
BlackBerry Ltd. (1)†(a)	47,380	290,777
Canadian Imperial Bank of Commerce (1)(a)	1,346	96,706
Canadian National Railway Co. (1)(a)	1,820	103,349
Canadian Tire Corp. Ltd., Class A (1)(a)	1,024	92,118
Canfor Corp. (1)†(a)	21,955	261,749
CCL Industries, Inc., Class B (1)(a)	310	43,516
CGI Group, Inc., Class A (1)†(a)	6,770	245,283
CI Financial Corp. (1)(a)	3,242	73,610
Constellation Software, Inc. (1)(a)	637	266,996
Dollarama, Inc. (1)(a)	2,973	200,792
Empire Co., Ltd., Class A (1)(a)	25,801	530,714
Enerplus Corp. (1)	4,206	20,486
Fairfax Financial Holdings Ltd. (1)(a)	181	82,429
Finning International, Inc. (1)(a)	11,126	163,243
George Weston Ltd. (1)(a)	1,434	116,009
Hudson’s Bay Co. (1)(a)	5,840	98,814
IGM Financial, Inc. (1)(a)	2,703	68,583
Intact Financial Corp. (1)(a)	1,122	78,796
Kinross Gold Corp. (1)†	48,199	83,793
Linamar Corp. (1)(a)	6,818	357,377
Magna International, Inc. (1)(a)	19,025	912,544
Metro, Inc. (1)(a)	19,367	527,676
National Bank of Canada (1)(a)	781	24,931
Open Text Corp. (1)(a)	3,833	171,645
Progressive Waste Solutions Ltd. (1)(a)	7,240	191,457
Ritchie Bros Auctioneers, Inc. (1)(a)	22,577	583,669
Royal Bank of Canada (1)(a)	3,081	170,361
Saputo, Inc. (1)(a)	2,167	47,578

	SHARES	VALUE (Note 5)
Canada - 6.5% (continued)
Shaw Communications, Inc., Class B (1)	1,088	$21,067
Sun Life Financial, Inc. (1)	1,184	38,186
West Fraser Timber Co., Ltd. (1)(a)	8,567	272,192

		7,498,183

China - 0.1%
Yangzijiang Shipbuilding Holdings Ltd.	167,800	134,173

Denmark - 2.3%
Chr Hansen Holding A/S	374	20,919
DSV A/S (a)	15,716	587,259
Genmab A/S †(a)	2,481	228,139
GN Store Nord A/S (a)	2,555	45,900
ISS A/S (a)	6,007	199,533
Novo Nordisk A/S, Class B (a)	17,479	943,247
Pandora A/S (a)	4,207	491,458
TDC A/S (a)	5,262	27,138
Vestas Wind Systems A/S	1,092	56,772

		2,600,365

Finland - 1.4%
Amer Sports OYJ (a)	13,301	338,320
Cargotec OYJ, B Shares	13,292	363,371
Elisa OYJ (a)	3,664	123,943
Kesko OYJ, B Shares (a)	13,703	485,373
Metso OYJ	2,904	60,411
Neste OYJ (a)	1,378	31,715
Orion OYJ, Class B (a)	4,815	182,201

		1,585,334

Germany - 5.3%
Allianz SE (a)	1,504	236,268
Aurubis AG (a)	7,589	483,014
Bayer AG (a)	1,107	142,026
Brenntag AG (a)	6,515	351,509
Deutsche Lufthansa AG †(a)	4,733	65,887
Duerr AG (a)	425	29,899
Evonik Industries AG (a)	9,255	309,881
Freenet AG (a)	21,338	705,957
Hannover Rueck SE (a)	1,533	157,027
HeidelbergCement AG (a)	331	22,730
Hella KGaA Hueck & Co.	570	20,639
HOCHTIEF AG (a)	9,847	822,135
HUGO BOSS AG (a)	1,084	121,886
KION Group AG †(a)	9,505	422,361
Krones AG (a)	2,471	260,426

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2015 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

	SHARES	VALUE (Note 5)
Germany - 5.3% (continued)
Merck KGaA (a)	3,612	$319,793
MTU Aero Engines AG (a)	1,343	112,437
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (a)	195	36,419
OSRAM Licht AG (a)	7,006	362,970
ProSiebenSat.1 Media SE (a)	7,244	355,576
Salzgitter AG (a)	815	20,244
Software AG (a)	6,891	201,360
STADA Arzneimittel AG (a)	1,097	39,323
Symrise AG (a)	343	20,667
Talanx AG (a)	7,762	232,536
United Internet AG (a)	1,951	98,913
Zalando SE 144A †(a)(b)	6,780	224,542

		6,176,425

Hong Kong - 0.0% (c)
Hongkong Land Holdings Ltd.	3,400	22,032
Noble Group Ltd.	122,900	35,961

		57,993

Italy - 2.3%
Assicurazioni Generali SpA (a)	4,606	84,272
Atlantia SpA	1,675	46,854
Autogrill SpA †	12,056	109,963
Banca Generali SpA	3,447	97,237
Banca Popolare di Milano Scarl	150,072	148,381
Davide Campari-Milano SpA	2,592	20,644
Enel SpA	5,124	22,863
Eni SpA (a)	2,336	36,746
FinecoBank Banca Fineco SpA	32,578	216,500
Finmeccanica SpA †(a)	6,011	75,275
Luxottica Group SpA (a)	348	24,118
Mediaset SpA	25,220	116,102
Mediobanca SpA (a)	3,135	30,844
Moncler SpA	7,170	128,398
Pirelli & C. SpA (a)	9,856	164,931
Prysmian SpA (a)	36,672	757,985
Recordati SpA	22,409	517,100
Snam SpA	6,924	35,561
Unipol Gruppo Finanziario SpA	4,574	20,098
UnipolSai SpA	23,034	50,088

		2,703,960

Netherlands - 2.2%
Aegon NV (a)	6,906	39,600
Altice NV, Class A †	5,141	107,567
ASM International NV	876	28,432

	SHARES	VALUE (Note 5)
Netherlands - 2.2% (continued)
Boskalis Westminster (a)	5,162	$225,954
Delta Lloyd NV (a)	10,439	87,716
Heineken NV (a)	3,364	272,379
Koninklijke Ahold NV (a)	14,289	278,750
Koninklijke KPN NV	22,319	83,705
NN Group NV (a)	21,180	608,019
Randstad Holding NV (a)	7,055	421,683
Wolters Kluwer NV (a)	11,012	339,603

		2,493,408

Norway - 0.4%
Marine Harvest ASA †(a)	1,751	22,276
Norsk Hydro ASA	55,440	184,868
Orkla ASA (a)	3,979	29,426
Telenor ASA	1,085	20,275
Yara International ASA (a)	5,506	219,649

		476,494

Portugal - 0.3%
Jeronimo Martins SGPS SA (a)	19,278	260,182
NOS SGPS SA	3,675	30,356

		290,538

Singapore - 0.7%
CapitaLand Ltd.	29,200	55,136
ComfortDelGro Corp. Ltd.	68,300	137,979
Genting Singapore PLC	330,400	168,765
Singapore Airlines Ltd.	50,600	380,909
Singapore Telecommunications Ltd.	8,100	20,502
United Overseas Bank Ltd.	1,600	20,891
Wilmar International Ltd.	11,400	20,627

		804,809

Spain - 2.0%
ACS Actividades de Construccion y Servicios SA	704	20,256
Almirall SA	23,397	417,765
Banco Bilbao Vizcaya Argentaria SA (a)	6,011	50,828
Ebro Foods SA	9,144	179,598
Enagas SA	718	20,589
Endesa SA (a)	7,361	155,232
Gamesa Corp. Tecnologica SA (a)	23,485	326,015
Gas Natural SDG SA	1,048	20,449
Iberdrola SA (a)	10,487	69,877
Industria de Diseno Textil SA (a)	13,979	468,736
Mediaset Espana Comunicacion SA (a)	21,447	234,457
Tecnicas Reunidas SA	5,506	243,832

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2015 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

	SHARES	VALUE (Note 5)
Spain - 2.0% (continued)
Telefonica SA (a)	10,041	$121,817

		2,329,451

Sweden - 2.7%
BillerudKorsnas AB	21,858	314,717
Boliden AB (a)	18,021	282,176
Electrolux AB, Series B (a)	14,872	420,235
Hexpol AB	9,277	103,752
Husqvarna AB, B Shares	29,896	196,068
ICA Gruppen AB	1,747	59,143
Securitas AB, B Shares (a)	20,811	254,520
Skanska AB, B Shares (a)	10,508	206,301
Svenska Cellulosa AB SCA, Class B (a)	3,387	94,776
Swedish Orphan Biovitrum AB †	35,979	475,568
Tele2 AB, B Shares (a)	35,658	347,758
TeliaSonera AB (a)	56,956	307,436

		3,062,450

Switzerland - 3.6%
Actelion Ltd. †(a)	6,234	792,316
Adecco SA †(a)	5,775	422,936
Baloise Holding AG (a)	179	20,514
Clariant AG †(a)	9,811	165,238
DKSH Holding AG †(a)	1,473	93,451
EMS-Chemie Holding AG	50	20,570
Flughafen Zuerich AG (a)	1,361	947,293
Galenica AG (a)	70	89,191
GAM Holding AG †	1,475	25,962
Geberit AG (a)	158	48,335
Helvetia Holding AG (a)	42	20,604
Julius Baer Group Ltd. †(a)	1,238	56,220
Kuehne + Nagel International AG (a)	2,012	258,716
Lonza Group AG †(a)	2,000	262,432
Partners Group Holding AG (a)	309	104,732
Sika AG	20	61,691
Sonova Holding AG (a)	161	20,732
Sunrise Communications Group AG 144A †(b)	352	20,206
Swiss Life Holding AG †(a)	441	98,372
Swiss Re AG (a)	6,725	576,986
Zurich Insurance Group AG †(a)	302	74,143

		4,180,640

United Kingdom - 1.0%
Dialog Semiconductor PLC †(a)	8,777	352,121
Fiat Chrysler Automobiles NV †(a)	14,392	187,061
RELX NV (a)	12,144	198,396

	SHARES	VALUE (Note 5)
United Kingdom - 1.0% (continued)
Unilever NV CVA (a)	11,414	$457,530

		1,195,108

United States - 0.1%
Thomson Reuters Corp. (1)	3,573	143,616

TOTAL COMMON STOCKS (cost $38,318,359)		37,117,296

MONEY MARKET FUNDS - 57.7%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.000% (d) (cost $66,640,926)	66,640,926	66,640,926

	PRINCIPAL AMOUNT (000’S)
SHORT-TERM INVESTMENTS - 13.9%
U.S. Treasury Bill, 0.259%, 3/17/2016 (e)	$3,354	3,353,470
U.S. Treasury Bill, 0.112%, 3/24/2016 (e)	1,435	1,434,677
U.S. Treasury Bill, 0.241%, 2/11/2016 (e)	3,790	3,789,651
U.S. Treasury Bill, 0.263%, 3/3/2016 (e)	1,714	1,713,808
U.S. Treasury Bill, 0.083%, 11/19/2015 (e)	5,734	5,734,115
TOTAL SHORT-TERM INVESTMENTS (cost $16,016,216)		16,025,721

TOTAL INVESTMENTS IN SECURITIES, AT VALUE (cost $120,975,501)		119,783,943

	SHARES
SECURITIES SOLD SHORT - (30.9)%

COMMON STOCKS - (30.6)%

Belgium - (0.7)%
Anheuser-Busch InBev SA/NV	(3,099)	(329,596)
Solvay SA	(632)	(64,591)
Telenet Group Holding NV †	(818)	(46,990)
UCB SA	(4,696)	(367,897)

		(809,074)

Canada - (7.0)%
Agnico Eagle Mines Ltd. (1)	(12,662)	(320,986)
Agrium, Inc. (1)	(1,276)	(114,357)
ARC Resources Ltd. (1)	(5,916)	(78,200)
Barrick Gold Corp. (1)	(29,962)	(190,616)
BCE, Inc. (1)	(4,013)	(164,249)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2015 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

	SHARES	VALUE (Note 5)
Canada - (7.0)% (continued)
Canadian Natural Resources Ltd. (1)	(18,287)	$(356,148)
Canadian Oil Sands Ltd. (1)	(4,259)	(20,138)
Canadian Pacific Railway Ltd. (1)	(1,644)	(235,962)
Canadian Utilities Ltd., Class A (1)	(43,400)	(1,174,353)
Eldorado Gold Corp. (1)	(21,809)	(69,946)
Element Financial Corp. (1)†	(5,529)	(75,488)
Encana Corp. (1)†	(15,799)	(101,696)
First Quantum Minerals Ltd. (1)	(58,758)	(215,307)
Franco-Nevada Corp. (1)	(3,764)	(165,875)
Gildan Activewear, Inc. (1)	(8,414)	(253,965)
Goldcorp, Inc. (1)	(2,694)	(33,773)
Husky Energy, Inc. (1)	(12,232)	(190,744)
Imperial Oil Ltd. (1)	(27,836)	(881,908)
Inter Pipeline Ltd. (1)	(2,642)	(48,742)
Loblaw Cos., Ltd. (1)	(2,544)	(130,984)
Methanex Corp. (1)	(8,246)	(273,240)
Precision Drilling Corp. (1)	(55,156)	(204,174)
Restaurant Brands International, Inc. (1)	(6,158)	(221,679)
Rogers Communications, Inc., Class B (1)	(19,743)	(680,242)
Silver Wheaton Corp. (1)	(7,703)	(92,586)
SNC-Lavalin Group, Inc. (1)	(897)	(25,529)
Suncor Energy, Inc. (1)	(22,290)	(596,126)
Toronto-Dominion Bank/The (1)	(2,235)	(88,094)
Tourmaline Oil Corp. (1)†	(13,382)	(311,561)
TransAlta Corp. (1)	(107,409)	(499,015)
TransCanada Corp. (1)	(6,561)	(207,474)
Vermilion Energy, Inc. (1)	(1,180)	(37,995)

		(8,061,152)

Denmark - (0.8)%
Carlsberg A/S, Class B	(6,113)	(469,732)
Coloplast A/S, Class B	(1,669)	(118,331)
Danske Bank A/S	(673)	(20,338)
Jyske Bank A/S †	(363)	(20,084)
Novozymes A/S, B Shares	(1,860)	(81,174)
Tryg A/S	(11,611)	(225,595)

		(935,254)

Finland - (1.2)%
Kone OYJ, Class B	(2,071)	(78,818)
Nokia OYJ	(124,911)	(854,116)
Nokian Renkaat OYJ	(11,345)	(367,256)
Stora Enso OYJ, R Shares	(4,057)	(30,697)
Wartsila OYJ	(1,196)	(47,460)

		(1,378,347)

	SHARES	VALUE (Note 5)
Germany - (5.2)%
adidas AG	(2,259)	$(182,137)
BASF SE	(2,422)	(185,243)
Bayerische Motoren Werke AG	(13,758)	(1,200,285)
Beiersdorf AG	(1,741)	(154,324)
Bilfinger SE	(573)	(21,248)
Commerzbank AG †	(3,939)	(41,603)
Continental AG	(2,266)	(483,986)
Daimler AG	(5,205)	(378,940)
Deutsche Bank AG	(3,737)	(100,851)
Deutsche Post AG	(733)	(20,306)
Deutsche Telekom AG	(29,622)	(527,317)
E.ON SE	(43,633)	(374,434)
Fresenius Medical Care AG & Co. KGaA	(1,296)	(101,289)
Infineon Technologies AG	(11,781)	(132,365)
Linde AG	(960)	(155,927)
MAN SE	(199)	(20,272)
METRO AG	(1,047)	(28,968)
Rheinmetall AG	(558)	(34,311)
Rocket Internet SE 144A †(b)	(17,778)	(572,353)
RWE AG	(66,366)	(754,165)
SAP SE	(3,734)	(241,902)
Telefonica Deutschland Holding AG	(17,901)	(109,464)
ThyssenKrupp AG	(3,460)	(60,799)
Wirecard AG	(2,831)	(135,554)

		(6,018,043)

Italy - (0.4)%
Banca Popolare dell’Emilia Romagna SC	(5,052)	(41,664)
Banco Popolare SC †	(1,374)	(20,329)
Enel Green Power SpA	(44,105)	(83,396)
Salvatore Ferragamo SpA	(2,985)	(79,616)
Telecom Italia SpA †	(69,668)	(85,854)
UniCredit SpA	(29,557)	(184,264)

		(495,123)

Luxembourg - (1.3)%
APERAM SA †	(769)	(20,795)
ArcelorMittal	(121,591)	(630,554)
Tenaris SA	(71,350)	(857,795)

		(1,509,144)

Netherlands - (2.1)%
ASML Holding NV	(7,989)	(702,257)
Fugro NV CVA †	(1,693)	(29,950)
Koninklijke DSM NV	(2,476)	(114,272)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2015 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

	SHARES	VALUE (Note 5)
Netherlands - (2.1)% (continued)
Koninklijke Philips NV	(49,430)	$(1,162,932)
QIAGEN NV †	(1,054)	(27,188)
SBM Offshore NV †	(26,732)	(339,368)

		(2,375,967)

Norway - (0.5)%
Gjensidige Forsikring ASA	(11,400)	(153,496)
Schibsted ASA, Class A	(12,114)	(410,747)

		(564,243)

Portugal - (0.5)%
EDP - Energias de Portugal SA	(161,367)	(591,173)

Singapore - (1.8)%
Global Logistic Properties Ltd.	(322,700)	(463,948)
Golden Agri-Resources Ltd.	(715,700)	(166,357)
Hutchison Port Holdings Trust	(544,600)	(299,530)
Keppel Corp. Ltd.	(127,700)	(610,720)
Oversea-Chinese Banking Corp. Ltd.	(14,000)	(86,692)
Singapore Post Ltd.	(285,900)	(340,989)
Singapore Press Holdings Ltd.	(15,000)	(40,487)
UOL Group Ltd.	(4,800)	(20,323)

		(2,029,046)

Spain - (1.8)%
Banco de Sabadell SA	(94,397)	(173,743)
Banco Popular Espanol SA	(120,104)	(438,744)
Banco Santander SA	(149,845)	(796,788)
Bankia SA	(162,701)	(211,161)
Bankinter SA	(4,133)	(30,449)
CaixaBank SA	(20,007)	(77,212)
Distribuidora Internacional de Alimentacion SA †	(14,793)	(89,550)
Ferrovial SA	(3,506)	(83,864)
Grifols SA	(2,647)	(109,443)
Repsol SA	(5,593)	(65,232)

		(2,076,186)

Sweden - (1.7)%
Alfa Laval AB	(3,682)	(60,278)
Assa Abloy AB, Class B	(7,389)	(132,528)
Atlas Copco AB, A Shares	(872)	(20,971)
Getinge AB, B Shares	(16,735)	(373,518)
Hennes & Mauritz AB, B Shares	(4,902)	(179,101)
Hexagon AB, B Shares	(7,692)	(235,003)
Nordea Bank AB	(10,735)	(119,765)
Skandinaviska Enskilda Banken AB, Class A	(5,463)	(58,428)
SKF AB, B Shares	(1,108)	(20,363)

	SHARES	VALUE (Note 5)
Sweden - (1.7)% (continued)
Svenska Handelsbanken AB, A Shares	(29,334)	$(420,792)
Swedbank AB, A Shares	(10,903)	(241,178)
Telefonaktiebolaget LM Ericsson, B Shares	(14,675)	(143,956)

		(2,005,881)

Switzerland - (4.5)%
ABB Ltd. †	(2,177)	(38,519)
Aryzta AG †	(1,814)	(76,883)
Barry Callebaut AG †	(57)	(62,066)
Chocoladefabriken Lindt & Spruengli AG	(22)	(128,989)
Cie Financiere Richemont SA	(7,059)	(549,268)
Dufry AG †	(5,481)	(641,784)
LafargeHolcim Ltd. †	(20,987)	(1,100,140)
Nestle SA	(5,910)	(444,466)
Novartis AG	(4,863)	(446,967)
Roche Holding AG	(1,145)	(303,965)
Schindler Holding AG	(246)	(35,337)
STMicroelectronics NV	(11,798)	(80,604)
Swatch Group AG/The	(1,747)	(647,911)
Swisscom AG	(907)	(452,654)
UBS Group AG	(9,606)	(177,597)

		(5,187,150)

United Kingdom - (0.6)%
CNH Industrial NV	(115,935)	(755,707)

United States - (0.5)%
Valeant Pharmaceuticals International, Inc. (1)†	(3,070)	(547,976)

TOTAL COMMON STOCKS SOLD SHORT (proceeds $37,259,783)		(35,339,466)

PREFERRED STOCKS - (0.3)%

Germany - (0.3)%
Henkel AG & Co. KGaA	(2,106)	(216,908)
Volkswagen AG	(1,720)	(188,938)

TOTAL PREFERRED STOCKS SOLD SHORT (proceeds $542,843)		(405,846)

TOTAL SECURITIES SOLD SHORT, AT VALUE (proceeds $37,802,626)		(35,745,312)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT - 72.8% (cost $83,172,875)		$84,038,631

OTHER ASSETS IN EXCESS OF LIABILITIES - 27.2% (f)		31,425,995

NET ASSETS - 100.0%		$115,464,626

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2015 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$480,892	0.4%
Consumer Staples	1,378,666	1.2
Energy	(3,994,473)	(3.5)
Financials	286,096	0.2
Health Care	2,079,161	1.8
Industrials	6,794,143	5.9
Information Technology	(1,442,585)	(1.2)
Materials	(1,009,032)	(0.9)
Telecommunication Services	(48,918)	0.0(c)
Utilities	(3,151,966)	(2.7)
Money Market Funds	66,640,926	57.7
Short-Term Investments	16,025,721	13.9

Total Investments In Securities, At Value	84,038,631	72.8
Other Assets in Excess of Liabilities (f)	31,425,995	27.2

Net Assets	$115,464,626	100.0%

†	Non-income producing security.
(a)	All or a portion of this security has been segregated as collateral for securities sold short and can be sold or replaced subject to the broker’s right to re-hypothecate. At September 30, 2015, the value of these securities was $20,861,470. In addition, $6,433,693 of cash collateral was pledged.
(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund Advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(c)	Represents less than 0.05% of net assets.
(d)	Represents annualized seven-day yield as of the close of the reporting period.
(e)	The rate shown is the effective yield at the date of purchase.
(f)	Includes appreciation/(depreciation) on forward foreign currency exchange contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 5).

The following abbreviations are used in portfolio descriptions:

144A - Restricted Security

CVA - Dutch Certification

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2015 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

Forward foreign currency exchange contracts outstanding as of September 30, 2015:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Canadian Dollar, Expiring 12/16/15	CitiBank	CAD	1,772,853	$1,331,442	$1,328,049	$(3,393)
Canadian Dollar, Expiring 12/16/15	Credit Suisse International	CAD	433,853	327,809	325,000	(2,809)
Swiss Franc, Expiring 12/16/15	CitiBank	CHF	680,500	700,871	700,222	(649)
Swiss Franc, Expiring 12/16/15	Credit Suisse International	CHF	258,500	266,801	265,992	(809)
Euro, Expiring 12/16/15	CitiBank	EUR	861,000	977,684	963,358	(14,326)
Hong Kong Dollar, Expiring 12/16/15	CitiBank	HKD	1,130,500	145,847	145,863	16
Hong Kong Dollar, Expiring 12/16/15	Credit Suisse International	HKD	1,130,500	145,847	145,864	17
Norwegian Krone, Expiring 12/16/15	CitiBank	NOK	1,539,000	184,308	180,559	(3,749)
Singapore Dollar, Expiring 12/16/15	CitiBank	SGD	1,472,000	1,033,676	1,031,743	(1,933)
Singapore Dollar, Expiring 12/16/15	Credit Suisse International	SGD	311,000	220,116	217,984	(2,132)

				$5,334,401	$5,304,634	$(29,767)

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Canadian Dollar, Expiring 12/16/15	CitiBank	CAD	(949,000)	$(716,420)	$(710,898)	$5,522
Swiss Franc, Expiring 12/16/15	CitiBank	CHF	(76,000)	(78,399)	(78,202)	197
Danish Krone, Expiring 12/16/15	CitiBank	DKK	(8,426,000)	(1,265,160)	(1,264,260)	900
Danish Krone, Expiring 12/16/15	Credit Suisse International	DKK	(2,295,000)	(343,907)	(344,348)	(441)
Euro, Expiring 12/16/15	CitiBank	EUR	(1,638,500)	(1,834,796)	(1,833,288)	1,508
Euro, Expiring 12/16/15	Credit Suisse International	EUR	(740,500)	(829,791)	(828,532)	1,259
Hong Kong Dollar, Expiring 12/16/15	CitiBank	HKD	(1,908,000)	(246,163)	(246,181)	(18)
Norwegian Krone, Expiring 12/16/15	CitiBank	NOK	(1,247,500)	(147,834)	(146,360)	1,474
Norwegian Krone, Expiring 12/16/15	Credit Suisse International	NOK	(499,500)	(60,432)	(58,604)	1,828
Swedish Krona, Expiring 12/16/15	CitiBank	SEK	(6,161,500)	(733,574)	(737,509)	(3,935)
Swedish Krona, Expiring 12/16/15	Credit Suisse International	SEK	(2,849,500)	(338,374)	(341,074)	(2,700)
Singapore Dollar, Expiring 12/16/15	CitiBank	SGD	(209,000)	(147,967)	(146,491)	1,476

				(6,742,817)	(6,735,747)	7,070

				$(1,408,416)	$(1,431,113)	$(22,697)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2015 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

HKD - Hong Kong Dollar

NOK - Norwegian Krone

SEK - Swedish Krona

SGD - Singapore Dollar

USD - United States Dollar

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2015 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

Total Return Basket Swaps* Outstanding at September 30, 2015

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Morgan Stanley Capital Services, Inc.	The Fund receives the total return on a portfolio of long and short positions and pays the Federal Funds Effective Rate plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swap.	12 months maturity 10/14/2015	$3,245,197

*	See the accompanying “Additional Information — Total Return Basket Swap” for further details.
**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2015.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2015 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks

Canada
Domtar Corp.	5,508	$210,416	$(13,505)

Ireland
Accenture PLC	1,721	166,945	2,161
King Digital Entertainment PLC	2,699	36,619	(75)
Medtronic PLC	400	30,266	(3,490)
XL Group PLC	8,333	304,334	(1,680)

			(3,084)

Puerto Rico
Popular, Inc.	5,137	154,052	1,240

Singapore
Flextronics International Ltd.	24,205	276,029	(20,908)

Switzerland
ACE Ltd.	481	49,522	213
Allied World Assurance Co. Holdings AG	3,255	124,825	(581)
TE Connectivity Ltd.	351	21,881	(860)

			(1,228)

United Kingdom
Michael Kors Holdings Ltd.	7,647	312,113	10,896

United States
3M Co.	5,289	781,652	(31,830)
Abbott Laboratories	27,375	1,163,079	(62,057)
Activision Blizzard, Inc.	3,400	73,859	31,167
AES Corp.	2,428	23,574	196
Aetna, Inc.	8,838	944,901	22,065
Aflac, Inc.	17,517	1,040,890	(22,626)
AGCO Corp.	1,920	90,291	(761)
Agilent Technologies, Inc.	30,488	1,065,877	(19,224)
Akamai Technologies, Inc.	3,930	272,964	(1,558)
Alaska Air Group, Inc.	381	24,433	5,838
Alleghany Corp.	268	125,780	(326)
Alliant Energy Corp.	349	19,264	1,149
Allstate Corp./The	14,905	901,760	(33,693)
Altria Group, Inc.	11,844	635,918	8,395
Amazon.com, Inc.	578	283,062	12,810
Amdocs Ltd.	9,848	540,328	19,826
AMERCO	249	95,017	2,957
Ameren Corp.	8,638	345,794	19,334
American Eagle Outfitters, Inc.	3,354	52,562	(139)
American Electric Power Co., Inc.	4,109	226,966	6,671

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
American Express Co.	974	$72,810	$(608)
American Financial Group, Inc.	743	51,276	(76)
American International Group, Inc.	7,465	439,684	(15,522)
American Water Works Co., Inc.	567	29,204	2,026
Ameriprise Financial, Inc.	4,647	528,146	(21,019)
AmerisourceBergen Corp.	8,973	920,487	(68,141)
Amgen, Inc.	7,551	1,108,901	(64,447)
Analog Devices, Inc.	1,581	88,333	851
ANSYS, Inc.	230	17,863	2,409
Anthem, Inc.	6,189	903,433	(36,973)
AO Smith Corp.	6,677	433,474	1,800
Apollo Education Group, Inc.	31,932	390,191	(37,023)
Apple, Inc.	4,661	526,077	(11,968)
Applied Materials, Inc.	1,382	26,115	(5,813)
AptarGroup, Inc.	1,157	76,695	(379)
Arch Capital Group Ltd.	276	19,353	924
Archer-Daniels-Midland Co.	16,757	751,846	(57,268)
Armstrong World Industries, Inc.	3,128	153,714	(4,384)
Arrow Electronics, Inc.	8,678	487,555	(7,835)
Ascena Retail Group, Inc.	3,166	42,335	1,704
Aspen Insurance Holdings Ltd.	2,203	101,798	576
Assurant, Inc.	6,355	469,381	32,727
Assured Guaranty Ltd.	34,183	851,094	3,481
AT&T, Inc.	783	25,559	(48)
Atwood Oceanics, Inc.	7,826	135,102	(19,199)
Automatic Data Processing, Inc.	954	80,675	(4,012)
Avery Dennison Corp.	6,300	366,356	(9,965)
Avnet, Inc.	16,683	713,850	(1,819)
Avon Products, Inc.	100,401	406,145	(79,842)
Axis Capital Holdings Ltd.	522	28,322	(280)
Bank of America Corp.	5,975	102,173	(9,082)
Baxter International, Inc.	5,462	182,616	(3,190)
BB&T Corp.	576	21,473	(967)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2015 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Bed Bath & Beyond, Inc.	1,333	$83,816	$(7,809)
Bemis Co., Inc.	17,155	717,903	(39,080)
Best Buy Co., Inc.	17,826	637,702	24,000
Big Lots, Inc.	3,800	171,032	11,064
Biogen, Inc.	3,116	963,602	(54,322)
Bio-Rad Laboratories, Inc.	1,511	208,346	(5,403)
Boeing Co./The	5,551	746,625	(19,722)
Boston Scientific Corp.	6,397	105,947	(972)
Brinker International, Inc.	3,394	179,733	(971)
Bristol-Myers Squibb Co.	2,679	164,791	(6,194)
Broadridge Financial Solutions, Inc.	5,554	293,439	13,975
Brocade Communications Systems, Inc.	90,659	960,063	(19,022)
Brunswick Corp.	2,260	119,101	(10,869)
Bunge Ltd.	9,323	694,549	(11,173)
BWX Technologies, Inc.	23,203	593,845	17,786
CA, Inc.	8,552	234,513	(1,043)
California Resources Corp.	11,100	78,960	(50,100)
Capital One Financial Corp.	3,571	263,571	(4,602)
Cardinal Health, Inc.	5,518	453,500	(29,608)
Carnival Corp.	7,297	365,831	(3,170)
Carter’s, Inc.	4,629	433,789	(14,216)
CBS Corp.	3,210	143,573	(15,494)
CDW Corp.	3,738	143,631	9,104
CEB, Inc.	2,625	183,723	(4,331)
Celanese Corp.	438	25,359	557
Celgene Corp.	1,818	211,880	(15,227)
Centene Corp.	8,704	534,079	(62,061)
CenterPoint Energy, Inc.	1,144	20,312	325
CF Industries Holdings, Inc.	647	40,199	(11,149)
Charles River Laboratories International, Inc.	8,136	541,395	(24,596)
Cheesecake Factory, Inc./The	6,061	327,385	(334)
Chico’s FAS, Inc.	2,900	49,679	(4,062)
Church & Dwight Co., Inc.	238	20,179	(211)
Cintas Corp.	2,330	192,672	7,125
Cisco Systems, Inc.	36,890	979,212	(10,850)
CIT Group, Inc.	600	27,914	(3,896)
Citigroup, Inc.	6,096	325,508	(23,086)
Citrix Systems, Inc.	1,321	86,498	5,021
Clorox Co./The	1,819	205,548	4,601
Coach, Inc.	5,045	155,814	(9,863)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Coca-Cola Co./The	9,974	$383,989	$16,168
Coca-Cola Enterprises, Inc.	35,017	1,682,028	11,044
Cognizant Technology Solutions Corp.	642	30,852	9,344
Colgate-Palmolive Co.	2,847	177,724	2,947
Comcast Corp.	6,067	337,118	7,973
Community Health Systems, Inc.	19,521	943,076	(108,163)
Computer Sciences Corp.	6,273	382,358	2,679
Consolidated Edison, Inc.	2,989	188,700	11,115
Convergys Corp.	13,978	317,914	5,118
CoreLogic, Inc.	5,033	186,462	917
Corning, Inc.	9,500	214,184	(51,544)
Coty, Inc.	3,711	102,724	(2,305)
CR Bard, Inc.	2,970	554,103	(762)
Crane Co.	1,193	69,201	(13,595)
Credit Acceptance Corp.	988	196,533	(2,025)
Crown Holdings, Inc.	447	21,609	(1,159)
CSX Corp.	13,801	437,024	(65,778)
Cummins, Inc.	3,203	377,254	(29,472)
CVS Health Corp.	6,346	630,521	(18,259)
Danaher Corp.	3,666	310,023	2,357
Darden Restaurants, Inc.	4,706	329,745	(7,196)
Dean Foods Co.	9,604	162,033	(3,375)
Deckers Outdoor Corp.	9,389	595,923	(50,798)
Delta Air Lines, Inc.	15,049	655,754	19,494
Deluxe Corp.	1,556	85,967	765
DENTSPLY International, Inc.	2,925	150,803	(2,886)
Dick’s Sporting Goods, Inc.	2,355	122,300	(5,469)
Dillard’s, Inc.	1,909	192,632	(25,804)
Discover Financial Services	10,434	544,383	(1,919)
Dollar General Corp.	1,300	89,723	4,449
Domino’s Pizza, Inc.	1,122	122,325	(1,250)
Dover Corp.	358	22,791	(2,321)
Dow Chemical Co./The	1,975	91,699	(7,959)
Dr. Pepper Snapple Group, Inc.	5,471	415,887	16,596
DST Systems, Inc.	1,173	121,308	2,021
DSW, Inc.	1,982	55,881	(5,717)
DTE Energy Co.	3,058	230,746	15,025
Dun & Bradstreet Corp./The	1,804	233,286	(43,866)
eBay, Inc.	44,033	1,119,798	(43,631)
Edgewell Personal Care Co.	252	22,816	(2,253)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2015 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Edison International	3,267	$198,733	$7,317
Edwards Lifesciences Corp.	2,003	272,848	11,919
Electronic Arts, Inc.	2,629	136,014	42,100
Eli Lilly & Co.	5,821	480,443	6,717
EMC Corp.	873	21,954	(863)
Emerson Electric Co.	5,140	241,080	(14,046)
Entergy Corp.	7,330	468,078	9,105
EOG Resources, Inc.	4,035	305,050	(11,302)
EP Energy Corp.	55,275	294,716	(10,049)
Equifax, Inc.	8,943	872,273	(3,193)
Estee Lauder Cos., Inc./The	1,719	141,040	(2,351)
Everest Re Group Ltd.	1,714	304,605	(7,500)
Exelon Corp.	27,081	807,105	(2,800)
Expedia, Inc.	4,819	520,135	46,965
Expeditors International of Washington, Inc.	2,467	117,311	(1,239)
Express Scripts Holding Co.	785	64,456	(902)
F5 Networks, Inc.	4,023	470,394	(4,530)
FactSet Research Systems, Inc.	130	21,010	(235)
Fairchild Semiconductor International, Inc.	6,578	105,428	(13,073)
FedEx Corp.	2,462	379,570	(25,091)
Fifth Third BanCorp.	1,086	21,356	(819)
First Solar, Inc.	14,342	669,202	(56,081)
Fluor Corp.	600	33,527	(8,117)
Foot Locker, Inc.	3,559	223,399	32,742
Ford Motor Co.	1,540	24,724	(3,826)
Fossil Group, Inc.	359	32,100	(12,039)
Franklin Resources, Inc.	9,724	376,550	(14,234)
FTI Consulting, Inc.	489	19,681	618
GameStop Corp.	1,812	75,024	(352)
Gap, Inc./The	6,977	250,588	(51,744)
General Dynamics Corp.	8,307	1,152,766	(6,815)
General Electric Co.	8,005	197,599	4,287
General Mills, Inc.	1,581	88,834	(93)
General Motors Co.	33,382	1,028,448	(26,320)
Genpact Ltd.	2,054	46,993	1,502
Gilead Sciences, Inc.	12,607	1,306,485	(68,603)
GNC Holdings, Inc.	6,600	279,756	(12,984)
Goldman Sachs Group, Inc./The	4,619	863,453	(60,855)
Goodyear Tire & Rubber Co./The	17,089	487,565	13,655
Google, Inc.	912	551,933	30,260
Graham Holdings Co.	630	395,836	(32,326)
Groupon, Inc.	118,384	465,317	(79,385)
H&R Block, Inc.	4,210	137,680	14,722

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Hanover Insurance Group, Inc./The	1,508	$119,286	$(2,115)
Harman International Industries, Inc.	300	38,253	(9,456)
Hartford Financial Services Group, Inc./The	6,829	316,033	(3,402)
HCA Holdings, Inc.	10,514	845,781	(32,418)
HD Supply Holdings, Inc.	3,064	91,200	(3,508)
Helix Energy Solutions Group, Inc.	32,885	253,652	(96,133)
Herman Miller, Inc.	13,740	386,796	9,466
Hewlett-Packard Co.	20,484	644,055	(119,460)
HMS Holdings Corp.	9,284	87,425	(6,005)
HollyFrontier Corp.	11,911	543,292	38,442
Home Depot, Inc./The	3,402	385,155	7,742
HomeAway, Inc.	6,296	171,495	(4,400)
Hormel Foods Corp.	657	37,881	3,713
Hubbell, Inc.	243	24,487	(3,844)
Huntington Ingalls Industries, Inc.	11,628	1,320,806	(74,866)
IAC/InterActiveCorp.	4,797	322,740	(9,640)
IHS, Inc.	200	23,540	(340)
Illinois Tool Works, Inc.	248	20,353	60
Ingram Micro, Inc.	33,211	893,241	11,426
Ingredion, Inc.	623	53,734	660
Integrated Device Technology, Inc.	15,258	309,618	120
Intel Corp.	7,600	246,253	(17,189)
InterDigital, Inc.	1,649	79,945	3,494
International Business Machines Corp.	4,468	659,254	(11,528)
International Paper Co.	17,110	739,186	(92,599)
Interpublic Group of Cos., Inc./The	21,847	433,129	(15,196)
Intuit, Inc.	4,848	438,017	(7,757)
Invesco Ltd.	4,516	162,255	(21,220)
ITT Corp.	2,089	81,120	(11,285)
Jabil Circuit, Inc.	921	17,933	2,670
Jacobs Engineering Group, Inc.	2,362	95,190	(6,781)
Janus Capital Group, Inc.	1,900	33,195	(7,355)
John Wiley & Sons, Inc.	3,823	189,099	2,166
Johnson & Johnson	8,800	835,709	(14,229)
JPMorgan Chase & Co.	8,059	485,691	5,666
Juniper Networks, Inc.	1,153	25,094	4,549
Kellogg Co.	789	52,858	(350)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2015 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Kimberly-Clark Corp.	6,085	$660,482	$3,026
Kroger Co./The	4,266	158,715	(4,841)
L Brands, Inc.	1,300	120,145	(2,976)
L-3 Communications Holdings, Inc.	1,866	198,318	(3,284)
Lam Research Corp.	319	25,202	(4,361)
Lancaster Colony Corp.	1,078	105,932	(849)
Lear Corp.	2,221	223,479	18,122
Legg Mason, Inc.	5,717	258,687	(20,802)
Leidos Holdings, Inc.	9,882	414,291	(6,066)
Lennox International, Inc.	177	16,423	3,637
Lexmark International, Inc.	2,493	101,849	(29,602)
Liberty Interactive Corp. QVC Group	16,247	441,834	(15,675)
LifePoint Health, Inc.	387	27,684	(246)
Lincoln Electric Holdings, Inc.	3,705	218,788	(24,535)
Lincoln National Corp.	17,955	904,404	(52,260)
Lowe’s Cos., Inc.	10,109	694,713	1,999
LyondellBasell Industries NV	5,304	463,548	(21,406)
Macy’s, Inc.	17,710	984,598	(75,721)
Mallinckrodt PLC	1,938	135,727	(11,811)
Manhattan Associates, Inc.	1,645	101,650	833
ManpowerGroup, Inc.	10,471	859,112	(1,642)
Marathon Petroleum Corp.	16,107	752,847	(6,610)
Marvell Technology Group Ltd.	50,115	506,682	(53,142)
Masco Corp.	40,220	1,026,273	(13,533)
Maxim Integrated Products, Inc.	628	20,927	48
McDonald’s Corp.	6,069	589,561	8,418
McGraw Hill Financial, Inc.	236	20,348	66
McKesson Corp.	3,342	643,232	(24,862)
Mead Johnson Nutrition Co.	5,680	416,605	(16,733)
Medivation, Inc.	10,833	524,731	(64,329)
Mentor Graphics Corp.	2,846	70,270	(173)
Merck & Co., Inc.	16,986	907,317	(68,379)
MetLife, Inc.	20,109	978,503	(30,364)
Micron Technology, Inc.	42,057	716,588	(86,574)
Microsoft Corp.	14,922	647,078	13,369
Minerals Technologies, Inc.	523	26,750	(1,562)
Mondelez International, Inc.	11,609	483,701	2,368

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Moody’s Corp.	811	$84,235	$(4,595)
Mosaic Co./The	9,430	335,205	(41,837)
MSCI, Inc.	14,396	872,067	(16,081)
Murphy Oil Corp.	843	32,970	(12,569)
Murphy USA, Inc.	3,337	195,885	(12,517)
Nasdaq Inc	9,546	485,110	23,979
Navient Corp.	15,134	234,366	(64,260)
NCR Corp.	7,615	191,697	(18,456)
NetApp, Inc.	5,462	181,795	(20,120)
NIKE, Inc.	6,574	727,835	80,569
Norfolk Southern Corp.	1,426	119,928	(10,982)
Northrop Grumman Corp.	4,863	793,068	13,947
Nu Skin Enterprises, Inc.	1,012	42,207	(431)
Nuance Communications, Inc.	7,108	117,904	(1,546)
NVIDIA Corp.	4,084	85,879	14,791
Oil States International, Inc.	12,867	361,346	(25,132)
Old Republic International Corp.	3,400	53,174	2
ON Semiconductor Corp.	11,100	122,434	(18,094)
OPKO Health, Inc.	8,440	82,702	(11,721)
Oracle Corp.	16,623	624,277	(23,854)
Orbital ATK, Inc.	1,673	121,096	(858)
Owens Corning	20,005	843,948	(5,539)
Panera Bread Co.	470	85,485	5,418
Parker-Hannifin Corp.	300	34,197	(5,007)
Patterson Cos., Inc.	2,222	108,532	(12,431)
PepsiCo, Inc.	19,597	1,860,718	(12,721)
Pfizer, Inc.	39,563	1,284,254	(41,580)
PG&E Corp.	18,795	964,010	28,366
Philip Morris International, Inc.	8,362	665,065	(1,708)
Phillips 66	1,406	108,585	(548)
Pilgrim’s Pride Corp.	1,832	48,198	(10,129)
Pinnacle West Capital Corp.	855	49,324	5,515
Pitney Bowes, Inc.	12,182	269,994	(28,182)
Plantronics, Inc.	402	20,741	(300)
PNC Financial Services Group, Inc./The	830	75,818	(1,782)
Polycom, Inc.	37,772	388,301	7,549
Principal Financial Group, Inc.	855	40,556	(80)
ProAssurance Corp.	424	20,945	(140)
Procter & Gamble Co./The	19,264	1,437,945	(52,093)
Prudential Financial, Inc.	741	56,542	(71)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2015 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
PTC, Inc.	2,202	$79,251	$(9,360)
Public Service Enterprise Group, Inc.	55,581	2,267,143	76,152
PVH Corp.	477	47,986	640
QEP Resources, Inc.	17,867	214,571	9,302
Quanta Services, Inc.	1,821	52,088	(8,001)
Quest Diagnostics, Inc.	4,053	257,917	(8,780)
Quintiles Transnational Holdings, Inc.	4,943	355,424	(11,539)
Rackspace Hosting, Inc.	7,731	248,579	(57,778)
Ralph Lauren Corp.	2,053	259,339	(16,756)
Raytheon Co.	1,441	150,889	6,555
Reinsurance Group of America, Inc.	6,789	622,652	(7,636)
Reliance Steel & Aluminum Co.	1,795	98,174	(1,226)
RenaissanceRe Holdings Ltd.	191	19,703	604
Rent-A-Center, Inc.	836	21,553	(1,280)
Republic Services, Inc.	5,029	202,687	4,508
Reynolds American, Inc.	586	24,489	1,453
Robert Half International, Inc.	12,152	645,203	(23,507)
Rockwell Automation, Inc.	4,262	452,279	(19,814)
Ross Stores, Inc.	3,200	156,462	(1,358)
Rovi Corp.	7,084	72,701	1,610
Santander Consumer USA Holdings, Inc.	11,299	251,270	(20,544)
Seagate Technology PLC	2,257	117,813	(16,699)
SEI Investments Co.	621	22,444	7,507
Service Corp. International	3,125	88,692	(4,005)
Skechers U.S.A., Inc.	1,761	238,574	(2,459)
Skyworks Solutions, Inc.	1,300	87,265	22,208
SM Energy Co.	1,408	75,912	(30,799)
Snap-on, Inc.	135	16,988	3,389
SolarWinds, Inc.	573	28,550	(6,065)
Sonoco Products Co.	14,147	542,458	(8,551)
Southwest Airlines Co.	17,102	666,762	(16,202)
Spirit AeroSystems Holdings, Inc.	27,007	1,351,550	(46,031)
Springleaf Holdings, Inc.	2,512	111,509	(1,685)
St. Jude Medical, Inc.	6,692	439,291	(17,093)
Staples, Inc.	13,467	192,819	(34,851)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Starbucks Corp.	2,804	$156,032	$3,347
Starwood Hotels & Resorts Worldwide, Inc.	1,342	96,777	(7,561)
State Street Corp.	800	58,416	(4,648)
Steel Dynamics, Inc.	4,801	91,315	(8,834)
Stryker Corp.	796	75,367	(464)
Superior Energy Services, Inc.	1,655	32,261	(11,358)
SUPERVALU, Inc.	59,184	489,128	(64,187)
Synopsys, Inc.	4,261	203,695	(6,922)
Talen Energy Corp.	20,049	219,763	(17,269)
Target Corp.	10,456	826,155	(3,686)
Tech Data Corp.	8,606	580,728	8,783
TEGNA, Inc.	6,342	180,334	(38,337)
Telephone & Data Systems, Inc.	1,696	45,047	(2,715)
Teradata Corp.	1,020	28,978	561
Teradyne, Inc.	6,934	133,649	(8,767)
Tesoro Corp.	3,250	308,206	7,824
Texas Instruments, Inc.	1,400	79,336	(10,008)
Textron, Inc.	1,652	62,790	(609)
Thermo Fisher Scientific, Inc.	3,178	385,918	2,688
Thomson Reuters Corp.	512	19,850	763
Thor Industries, Inc.	1,202	61,645	619
Time Warner, Inc.	1,534	108,549	(3,086)
Timken Co./The	1,224	47,573	(13,925)
TJX Cos., Inc./The	3,603	246,909	10,417
Total System Services, Inc.	450	20,525	(82)
Travelers Cos., Inc./The	6,960	696,420	(3,692)
Triumph Group, Inc.	4,982	231,656	(22,013)
Tupperware Brands Corp.	823	40,868	(138)
Twenty-First Century Fox, Inc.	3,496	91,460	2,862
Tyson Foods, Inc.	484	20,208	652
Union Pacific Corp.	1,865	175,328	(10,443)
United Continental Holdings, Inc.	7,501	447,519	(49,591)
United Technologies Corp.	3,439	306,276	(239)
United Therapeutics Corp.	3,962	559,102	(39,129)
UnitedHealth Group, Inc.	7,425	871,091	(9,717)
Unum Group	9,567	326,219	(19,309)
US Bancorp.	1,810	74,349	(121)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2015 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Valero Energy Corp.	12,431	$735,145	$11,959
Validus Holdings Ltd.	5,123	228,494	2,400
Varian Medical Systems, Inc.	4,286	321,864	(5,643)
Vectren Corp.	1,503	59,455	3,686
VeriSign, Inc.	2,287	151,465	9,906
Verizon Communications, Inc.	4,221	192,230	(8,575)
VF Corp.	8,470	599,779	(22,040)
Viacom, Inc.	19,693	946,136	(96,383)
Vishay Intertechnology, Inc.	6,220	60,404	(132)
Visteon Corp.	3,324	335,162	1,359
VMware, Inc.	2,656	209,457	(191)
Voya Financial, Inc.	1,351	59,590	(7,212)
Waddell & Reed Financial, Inc.	1,000	48,187	(13,417)
Wal-Mart Stores, Inc.	17,800	1,192,644	(38,492)
Waste Management, Inc.	9,662	478,662	2,602
Waters Corp.	1,193	140,839	185
WellCare Health Plans, Inc.	489	42,118	24
Wells Fargo & Co.	4,041	215,923	(8,418)
Werner Enterprises, Inc.	8,298	218,005	(9,725)
Western Digital Corp.	13,205	1,029,379	19,626
Western Refining, Inc.	7,801	352,057	(7,877)
Western Union Co./The	29,091	536,058	(1,948)
Westlake Chemical Corp.	1,914	107,803	(8,486)
WestRock Co.	1,682	99,290	(12,768)
WGL Holdings, Inc.	709	37,890	2,998
Whirlpool Corp.	780	138,945	(24,082)
Whiting Petroleum Corp.	2,211	33,557	205
Whole Foods Market, Inc.	645	22,386	(1,972)
Williams-Sonoma, Inc.	281	21,664	(209)
World Fuel Services Corp.	9,979	363,055	(5,807)
WPX Energy, Inc.	21,311	128,884	12,195
Wyndham Worldwide Corp.	481	40,108	(5,524)
Xerox Corp.	48,078	499,640	(31,841)
Xilinx, Inc.	2,635	108,024	3,700
Yahoo!, Inc.	13,558	463,718	(71,756)
Yelp, Inc.	5,317	128,607	(13,441)
Yum! Brands, Inc.	4,345	346,013	1,370

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Zoetis, Inc.	5,674	$254,605	$(20,950)
Zynga, Inc.	96,021	232,224	(13,296)

			(3,765,375)

Total of Long Equity Positions			(3,791,964)

Short Positions

Common Stocks

Canada
lululemon athletica, Inc.	(612)	(31,158)	160

Ireland
Alkermes PLC	(1,463)	(92,759)	6,925
Endo International PLC	(10,341)	(733,574)	17,149
Jazz Pharmaceuticals PLC	(1,700)	(290,563)	64,786

			88,860

Netherlands
Core Laboratories NV	(2,000)	(240,709)	41,109
Frank’s International NV	(7,988)	(122,276)	(180)
QIAGEN NV	(30,860)	(803,814)	7,626
Sensata Technologies Holding NV	(43,924)	(2,048,648)	101,058

			149,613

Norway
Golar LNG Ltd.	(5,011)	(168,433)	28,727

Panama
Copa Holdings SA	(676)	(64,911)	36,566

Singapore
Avago Technologies Ltd.	(1,046)	(130,089)	(671)

Switzerland
Weatherford International PLC	(53,013)	(500,482)	50,932

United Kingdom
Aon PLC	(4,020)	(371,277)	15,064
Ensco PLC	(2,418)	(47,757)	13,712
Liberty Global PLC	(6,944)	(320,182)	22,006
Pentair PLC	(5,731)	(295,395)	2,885
Willis Group Holdings PLC	(4,234)	(186,401)	12,934

			66,601

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2015 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States
3D Systems Corp.	(20,810)	$(251,820)	$11,465
AbbVie, Inc.	(903)	(54,041)	4,909
Acadia Healthcare Co., Inc.	(8,653)	(603,194)	29,759
ACI Worldwide, Inc.	(3,122)	(66,106)	169
Acuity Brands, Inc.	(118)	(21,604)	886
Acxiom Corp.	(19,158)	(382,958)	4,396
ADT Corp./The	(1,452)	(43,447)	32
Advance Auto Parts, Inc.	(1,252)	(195,842)	(41,450)
AECOM	(17,520)	(499,055)	17,079
Agios Pharmaceuticals, Inc.	(3,347)	(255,612)	19,347
Air Lease Corp.	(2,159)	(72,552)	5,796
Akorn, Inc.	(37,585)	(1,290,463)	219,103
Albemarle Corp.	(17,470)	(816,701)	46,274
Alcoa, Inc.	(3,051)	(47,458)	17,985
Alexion Pharmaceuticals, Inc.	(4,663)	(773,207)	43,960
Align Technology, Inc.	(8,354)	(473,480)	(693)
Allegheny Technologies, Inc.	(12,266)	(261,333)	87,401
Allergan PLC	(2,201)	(614,370)	16,116
Alliance Data Systems Corp.	(2,863)	(776,513)	35,053
Allscripts Healthcare Solutions, Inc.	(6,567)	(86,410)	4,979
Ally Financial, Inc.	(3,063)	(61,598)	(826)
Alnylam Pharmaceuticals, Inc.	(3,731)	(327,370)	27,547
AMC Networks, Inc.	(749)	(52,154)	(2,650)
American Airlines Group, Inc.	(786)	(32,834)	2,314
AMETEK, Inc.	(12,199)	(636,575)	(1,676)
Amphenol Corp.	(12,332)	(636,074)	7,636
Anadarko Petroleum Corp.	(6,733)	(450,817)	44,211
Apache Corp.	(4,670)	(229,372)	46,495
Aqua America, Inc.	(3,316)	(86,960)	(814)
Arista Networks, Inc.	(9,372)	(598,614)	25,141
ARRIS Group, Inc.	(44,392)	(1,233,332)	80,472
Arthur J Gallagher & Co.	(2,535)	(113,145)	8,500
Artisan Partners Asset Management, Inc.	(4,442)	(162,470)	5,978
athenahealth, Inc.	(300)	(39,473)	(532)
Autodesk, Inc.	(2,097)	(105,239)	12,678
Avis Budget Group, Inc.	(28,608)	(1,261,173)	11,575
B/E Aerospace, Inc.	(1,701)	(95,927)	21,254
Ball Corp.	(7,168)	(471,670)	25,820

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Bank of the Ozarks, Inc.	(3,134)	$(133,669)	$(3,475)
Becton Dickinson and Co.	(984)	(129,257)	(1,281)
Belden, Inc.	(897)	(42,624)	743
BioMarin Pharmaceutical, Inc.	(427)	(55,386)	10,414
Bio-Techne Corp.	(6,576)	(612,784)	4,767
Black Knight Financial Services, Inc.	(11,561)	(383,108)	6,798
Bluebird Bio, Inc.	(2,064)	(221,828)	45,253
BorgWarner, Inc.	(30,181)	(1,386,904)	131,676
Boston Beer Co., Inc./The	(929)	(198,895)	3,238
Brookdale Senior Living, Inc.	(7,687)	(265,627)	89,133
Brown & Brown, Inc.	(1,523)	(47,759)	592
Brown-Forman Corp.	(6,338)	(636,874)	22,721
Bruker Corp.	(3,643)	(63,836)	3,981
Cabela’s, Inc.	(7,487)	(370,810)	29,403
Cabot Oil & Gas Corp.	(14,797)	(381,889)	58,427
Campbell Soup Co.	(1,116)	(50,904)	(5,655)
CarMax, Inc.	(9,639)	(591,939)	20,154
Casey’s General Stores, Inc.	(652)	(67,177)	73
CBOE Holdings, Inc.	(1,104)	(71,227)	(2,829)
CDK Global, Inc.	(5,279)	(260,480)	8,249
CenturyLink, Inc.	(3,023)	(97,106)	21,168
Cerner Corp.	(2,204)	(135,361)	3,209
CH Robinson Worldwide, Inc.	(2,679)	(175,403)	(6,180)
Charles Schwab Corp./The	(29,971)	(950,254)	94,282
Cheniere Energy, Inc.	(8,055)	(459,442)	70,386
Chevron Corp.	(769)	(60,059)	(600)
Chipotle Mexican Grill, Inc.	(506)	(351,455)	(12,992)
Ciena Corp.	(5,146)	(115,060)	8,435
Cimarex Energy Co.	(5,746)	(595,537)	6,687
Clean Harbors, Inc.	(5,311)	(272,277)	38,752
CME Group, Inc./IL	(225)	(20,783)	(84)
CMS Energy Corp.	(1,096)	(38,078)	(632)
Cobalt International Energy, Inc.	(36,463)	(312,403)	54,245
Cognex Corp.	(2,532)	(88,460)	1,435
Colfax Corp.	(6,037)	(232,835)	52,268
Columbia Pipeline Group, Inc.	(4,000)	(106,087)	32,927
Compass Minerals International, Inc.	(1,829)	(144,238)	900
ConAgra Foods, Inc.	(2,273)	(94,216)	2,137
Concho Resources, Inc.	(3,607)	(376,472)	21,904

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2015 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
ConocoPhillips	(6,508)	$(304,009)	$(8,115)
CONSOL Energy, Inc.	(37,967)	(554,206)	182,129
Constellation Brands, Inc.	(6,936)	(857,295)	(11,162)
Cooper Cos., Inc./The	(2,458)	(390,633)	24,735
CoStar Group, Inc.	(2,599)	(453,286)	3,503
Covanta Holding Corp.	(43,876)	(779,543)	13,907
CST Brands, Inc.	(7,403)	(257,673)	8,488
Cullen/Frost Bankers, Inc.	(2,265)	(148,676)	4,668
Cypress Semiconductor Corp.	(51,833)	(506,262)	64,644
DaVita HealthCare Partners, Inc.	(7,720)	(575,353)	16,965
Deere & Co.	(2,608)	(196,191)	3,199
Devon Energy Corp.	(1,715)	(62,957)	(652)
DeVry Education Group, Inc.	(5,843)	(154,637)	(4,351)
DexCom, Inc.	(4,094)	(366,705)	15,194
Diebold, Inc.	(13,060)	(391,840)	3,044
Discovery Communications, Inc.	(19,113)	(536,938)	39,427
DISH Network Corp.	(355)	(22,160)	1,449
Dolby Laboratories, Inc.	(8,206)	(261,032)	(6,484)
Dollar Tree, Inc.	(19,677)	(1,325,194)	13,525
Dominion Resources, Inc.	(30,316)	(2,113,444)	(20,196)
Donaldson Co., Inc.	(7,528)	(213,581)	2,194
DR Horton, Inc.	(2,980)	(89,748)	2,256
Dril-Quip, Inc.	(344)	(22,115)	2,088
Dunkin’ Brands Group, Inc.	(814)	(36,644)	(3,242)
E*TRADE Financial Corp.	(4,062)	(104,090)	(2,863)
Eagle Materials, Inc.	(8,892)	(648,243)	39,852
EchoStar Corp.	(3,041)	(130,163)	(691)
Ecolab, Inc.	(4,619)	(501,454)	(5,342)
Energen Corp.	(800)	(54,159)	14,271
Envision Healthcare Holdings Inc	(18,797)	(721,344)	29,802
EQT Corp.	(2,419)	(182,321)	25,643
Esterline Technologies Corp.	(281)	(22,223)	2,022
Eversource Energy	(1,800)	(92,421)	1,305
Exxon Mobil Corp.	(3,810)	(279,612)	(3,661)
Facebook, Inc.	(2,748)	(239,089)	(7,957)
Federated Investors, Inc.	(2,005)	(58,032)	88
FEI Co.	(2,449)	(198,531)	19,656

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
First Horizon National Corp.	(6,004)	$(80,091)	$(5,046)
First Niagara Financial Group, Inc.	(41,602)	(377,930)	(46,827)
First Republic Bank	(2,612)	(144,657)	(19,299)
FirstEnergy Corp.	(2,100)	(74,981)	9,230
FleetCor Technologies, Inc.	(3,172)	(464,416)	27,885
FMC Corp.	(13,840)	(529,211)	59,897
FMC Technologies, Inc.	(1,940)	(69,830)	9,690
Forest City Enterprises, Inc.	(4,866)	(112,915)	14,963
Fortinet, Inc.	(2,111)	(73,853)	(15,822)
Fortune Brands Home & Security, Inc.	(3,331)	(156,425)	(1,697)
Freeport-McMoRan, Inc.	(18,398)	(222,536)	44,259
Frontier Communications Corp.	(42,270)	(269,367)	68,585
GATX Corp.	(459)	(20,838)	573
Genesee & Wyoming, Inc.	(6,753)	(472,009)	73,042
Gentex Corp.	(17,446)	(282,636)	12,223
Genworth Financial, Inc.	(4,418)	(28,401)	7,990
Graco, Inc.	(306)	(20,449)	(62)
Graphic Packaging Holding Co.	(37,711)	(505,829)	23,505
Greif, Inc.	(19,791)	(651,034)	19,503
Hain Celestial Group, Inc./The	(3,841)	(224,860)	26,664
Halliburton Co.	(17,528)	(663,021)	43,406
Hanesbrands, Inc.	(13,530)	(396,584)	5,026
Harley-Davidson, Inc.	(12,252)	(670,472)	(2,163)
Harris Corp.	(7,360)	(534,535)	(3,849)
Harsco Corp.	(24,595)	(242,788)	19,712
Hasbro, Inc.	(500)	(27,632)	(8,438)
Helmerich & Payne, Inc.	(4,835)	(285,192)	56,690
Hershey Co./The	(500)	(52,568)	6,628
Hertz Global Holdings, Inc.	(63,868)	(1,147,186)	78,675
Hexcel Corp.	(24,322)	(1,133,433)	42,348
HNI Corp.	(480)	(21,008)	416
Hologic, Inc.	(1,008)	(24,647)	(14,796)
Honeywell International, Inc.	(1,191)	(111,437)	(1,338)
Howard Hughes Corp./The	(5,763)	(722,347)	61,101
Huntsman Corp.	(3,851)	(83,008)	45,692
IDEXX Laboratories, Inc.	(9,805)	(672,622)	(55,399)
Illumina, Inc.	(7,387)	(1,401,486)	102,704

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2015 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Incyte Corp.	(5,449)	$(499,941)	$(101,247)
International Flavors & Fragrances, Inc.	(586)	(59,945)	(565)
Intersil Corp.	(7,790)	(86,258)	(4,885)
IPG Photonics Corp.	(264)	(20,666)	610
Isis Pharmaceuticals, Inc.	(1,935)	(99,156)	20,944
ITC Holdings Corp.	(6,107)	(207,874)	4,266
Itron, Inc.	(648)	(20,425)	(253)
Jarden Corp.	(6,418)	(315,189)	1,477
JB Hunt Transport Services, Inc.	(3,251)	(251,212)	19,091
JC Penney Co., Inc.	(25,634)	(218,322)	(19,818)
JetBlue Airways Corp.	(4,306)	(94,151)	(16,815)
JM Smucker Co./The	(1,584)	(172,392)	(8,326)
Kansas City Southern	(11,599)	(1,097,941)	43,824
KAR Auction Services, Inc.	(1,858)	(61,566)	(4,393)
Kate Spade & Co.	(6,709)	(220,306)	92,097
KBR, Inc.	(9,756)	(171,103)	8,568
Keurig Green Mountain, Inc.	(3,665)	(310,643)	119,549
Kinder Morgan, Inc.	(20,109)	(710,013)	153,396
Kirby Corp.	(2,103)	(141,822)	11,541
KLX, Inc.	(11,357)	(449,786)	43,887
Kosmos Energy Ltd.	(38,839)	(230,084)	13,362
Laboratory Corp. of America Holdings	(4,518)	(535,311)	45,244
Las Vegas Sands Corp.	(3,289)	(152,386)	27,502
Lennar Corp.	(5,609)	(266,641)	(3,320)
Leucadia National Corp.	(38,911)	(792,296)	3,959
Level 3 Communications, Inc.	(32,594)	(1,526,086)	102,054
Liberty Broadband Corp.	(8,232)	(431,793)	10,561
Linear Technology Corp.	(5,832)	(224,452)	(10,870)
LinkedIn Corp.	(1,299)	(279,127)	32,148
Lions Gate Entertainment Corp.	(4,148)	(136,822)	(15,824)
Live Nation Entertainment, Inc.	(20,495)	(499,764)	7,064
Loews Corp.	(27,026)	(1,006,871)	30,151
Louisiana-Pacific Corp.	(59,232)	(893,242)	49,778
Macquarie Infrastructure Corp.	(5,124)	(385,045)	2,487
Madison Square Garden Co./The	(1,654)	(117,092)	(2,228)
Marathon Oil Corp.	(9,061)	(139,649)	110

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Marsh & McLennan Cos., Inc.	(440)	$(23,105)	$129
Martin Marietta Materials, Inc.	(6,243)	(913,337)	(35,287)
Mattel, Inc.	(44,792)	(984,495)	41,175
MDU Resources Group, Inc.	(41,648)	(780,232)	63,886
MEDNAX, Inc.	(4,242)	(327,342)	1,598
Memorial Resource Development Corp.	(29,518)	(539,125)	20,198
Mettler-Toledo International, Inc.	(795)	(224,438)	(1,930)
MGM Resorts International	(21,496)	(427,208)	30,607
Microchip Technology, Inc.	(5,424)	(222,876)	(10,844)
Middleby Corp./The	(3,720)	(397,864)	6,557
Mohawk Industries, Inc.	(494)	(94,778)	4,974
Molson Coors Brewing Co.	(2,042)	(169,479)	(48)
Monster Beverage Corp.	(8,008)	(1,081,424)	(777)
MSC Industrial Direct Co., Inc.	(2,515)	(181,006)	27,515
Mylan NV	(12,524)	(554,708)	50,492
National Fuel Gas Co.	(7,038)	(420,269)	68,510
National Oilwell Varco, Inc.	(7,177)	(272,345)	2,131
Netflix, Inc.	(442)	(27,807)	(17,834)
NetSuite, Inc.	(10,016)	(889,431)	49,089
Newell Rubbermaid, Inc.	(8,252)	(336,847)	9,160
News Corp.	(1,643)	(22,324)	1,589
Nielsen Holdings PLC	(20,489)	(932,421)	21,275
Noble Energy, Inc.	(6,649)	(239,043)	38,376
Nordson Corp.	(5,180)	(326,991)	962
Nordstrom, Inc.	(1,210)	(89,563)	2,794
Northern Trust Corp.	(3,815)	(258,824)	(1,206)
NorthStar Asset Management Group, Inc.	(18,299)	(282,728)	19,954
Norwegian Cruise Line Holdings Ltd.	(1,100)	(51,548)	(11,482)
NRG Energy, Inc.	(34,403)	(660,535)	149,650
Nucor Corp.	(543)	(25,429)	5,040
NVR, Inc.	(13)	(17,955)	(1,873)
Occidental Petroleum Corp.	(8,546)	(575,339)	10,021
Oceaneering International, Inc.	(907)	(41,729)	6,102
OGE Energy Corp.	(3,500)	(113,223)	17,463
ONEOK, Inc.	(12,757)	(469,970)	59,195
Oshkosh Corp.	(2,127)	(82,601)	5,327

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2015 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Owens-Illinois, Inc.	(4,493)	$(94,986)	$1,891
PacWest Bancorp	(3,858)	(168,886)	3,725
Palo Alto Networks, Inc.	(3,992)	(582,453)	(104,171)
Pandora Media, Inc.	(4,405)	(72,078)	(21,924)
Patterson-UTI Energy, Inc.	(36,251)	(526,027)	49,688
PBF Energy, Inc.	(2,249)	(65,690)	2,201
Penske Automotive Group, Inc.	(1,149)	(55,692)	34
PerkinElmer, Inc.	(5,703)	(282,187)	20,077
Platform Specialty Products Corp.	(66,260)	(968,420)	130,231
Polaris Industries, Inc.	(3,120)	(396,197)	22,203
Post Holdings, Inc.	(5,245)	(248,068)	(61,912)
Praxair, Inc.	(2,342)	(236,383)	(2,173)
PulteGroup, Inc.	(3,814)	(77,345)	5,375
Qorvo, Inc.	(1,989)	(149,515)	59,910
QUALCOMM, Inc.	(3,056)	(185,121)	20,922
Questar Corp.	(20,812)	(415,301)	11,340
Range Resources Corp.	(17,332)	(677,056)	120,352
Regeneron Pharmaceuticals, Inc.	(2,359)	(1,116,791)	19,525
Rice Energy, Inc.	(25,470)	(460,490)	48,895
Rite Aid Corp.	(16,258)	(99,444)	758
Rockwell Collins, Inc.	(251)	(19,951)	(590)
Roper Technologies, Inc.	(1,869)	(298,270)	5,398
Rowan Cos. PLC	(4,911)	(87,467)	8,154
Royal Caribbean Cruises Ltd.	(233)	(18,187)	(2,571)
RPM International, Inc.	(4,152)	(174,475)	548
Ryder System, Inc.	(996)	(74,712)	968
Sabre Corp.	(747)	(20,261)	(42)
salesforce.com, Inc.	(3,432)	(208,022)	(30,262)
SanDisk Corp.	(7,711)	(403,584)	(15,355)
SBA Communications Corp.	(12,895)	(1,438,103)	87,481
Scripps Networks Interactive, Inc.	(1,264)	(76,926)	14,750
Sealed Air Corp.	(4,608)	(195,752)	(20,271)
Seattle Genetics, Inc.	(5,780)	(238,052)	15,176
Sempra Energy	(300)	(32,977)	3,961
Semtech Corp.	(8,519)	(130,539)	1,902
ServiceMaster Global Holdings, Inc.	(4,605)	(154,581)	83
ServiceNow, Inc.	(6,758)	(469,675)	332
Signature Bank/New York NY	(1,306)	(166,722)	(12,931)
Signet Jewelers Ltd.	(1,011)	(124,608)	(13,019)
Silgan Holdings, Inc.	(1,163)	(60,126)	(396)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Silicon Laboratories, Inc.	(3,144)	$(129,041)	$(1,560)
Sirius XM Holdings, Inc.	(132,820)	(502,857)	6,111
Six Flags Entertainment Corp.	(1,763)	(79,682)	(1,028)
SLM Corp.	(11,055)	(85,356)	3,549
SolarCity Corp.	(4,318)	(231,287)	46,866
Sotheby’s	(17,776)	(642,393)	73,917
Southwestern Energy Co.	(14,724)	(281,213)	94,365
Spectra Energy Corp.	(14,152)	(435,998)	64,225
Spectrum Brands Holdings, Inc.	(14,315)	(1,360,150)	50,185
Spirit Airlines, Inc.	(2,378)	(155,054)	42,574
Splunk, Inc.	(10,705)	(623,900)	31,378
Sprint Corp.	(197,178)	(793,514)	36,351
Sprouts Farmers Market, Inc.	(53,713)	(1,345,428)	212,084
SPX Corp.	(2,753)	(35,799)	2,983
SPX FLOW, Inc.	(1,864)	(75,024)	10,846
Stericycle, Inc.	(5,260)	(714,264)	(18,507)
SunEdison, Inc.	(75,726)	(855,297)	311,585
SVB Financial Group	(999)	(117,936)	2,512
Synovus Financial Corp.	(3,048)	(82,661)	(7,560)
Tableau Software, Inc.	(323)	(31,376)	5,607
Targa Resources Corp.	(10,462)	(762,456)	223,454
Teekay Corp.	(9,812)	(382,847)	92,020
Tempur Sealy International, Inc.	(9,139)	(659,886)	7,087
Tenet Healthcare Corp.	(12,151)	(624,102)	175,487
Tesla Motors, Inc.	(2,239)	(519,164)	(37,004)
Tiffany & Co.	(708)	(64,134)	9,462
TimkenSteel Corp.	(4,068)	(48,232)	7,064
T-Mobile US, Inc.	(12,389)	(462,255)	(30,951)
Toll Brothers, Inc.	(2,124)	(70,779)	(1,947)
TransDigm Group, Inc.	(5,903)	(1,300,480)	46,624
TreeHouse Foods, Inc.	(3,781)	(306,979)	12,855
Trimble Navigation Ltd.	(9,893)	(204,456)	42,013
TripAdvisor, Inc.	(7,762)	(547,926)	58,765
Twitter, Inc.	(29,291)	(851,668)	62,568
Tyco International PLC	(3,138)	(106,278)	1,281
UGI Corp.	(1,488)	(50,734)	(1,079)
Ulta Salon Cosmetics & Fragrance, Inc.	(123)	(20,062)	(30)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2015 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Ultimate Software Group, Inc./The	(1,654)	$(283,808)	$(12,275)
Umpqua Holdings Corp.	(4,944)	(79,337)	(1,251)
Under Armour, Inc.	(11,115)	(1,039,144)	(36,565)
Unit Corp.	(1,737)	(19,679)	120
United Natural Foods, Inc.	(1,274)	(93,868)	32,066
United Rentals, Inc.	(3,298)	(258,776)	60,732
Urban Outfitters, Inc.	(691)	(23,120)	2,818
USG Corp.	(52,417)	(1,439,451)	44,111
Valspar Corp./The	(3,018)	(217,604)	670
Vantiv, Inc.	(2,100)	(72,807)	(21,525)
Veeva Systems, Inc.	(5,757)	(137,305)	2,533
VeriFone Systems, Inc.	(4,224)	(140,614)	23,482
Verisk Analytics, Inc.	(7,541)	(553,654)	(3,701)
Vertex Pharmaceuticals, Inc.	(2,523)	(277,757)	15,012
Viavi Solutions, Inc.	(6,565)	(48,576)	13,321
Visa, Inc.	(4,882)	(336,568)	(3,512)
Vista Outdoor, Inc.	(5,396)	(240,555)	811
Vulcan Materials Co.	(700)	(51,816)	(10,624)
WABCO Holdings, Inc.	(2,635)	(286,388)	10,161
Walgreens Boots Alliance, Inc.	(3,610)	(315,605)	15,614
Walt Disney Co./The	(704)	(71,904)	(45)
Waste Connections, Inc.	(1,979)	(92,799)	(3,341)
WEC Energy Group, Inc.	(23,304)	(1,166,131)	(50,804)
WESCO International, Inc.	(431)	(26,247)	6,218
WEX, Inc.	(800)	(82,103)	12,631
WhiteWave Foods Co./The	(6,924)	(296,312)	18,313
WisdomTree Investments, Inc.	(72,838)	(1,236,913)	62,036
Workday, Inc.	(3,087)	(254,036)	41,465
WR Grace & Co.	(3,388)	(320,214)	4,961
Wynn Resorts Ltd.	(10,677)	(760,350)	193,187
Zebra Technologies Corp.	(10,099)	(826,549)	53,471
Zimmer Biomet Holdings, Inc.	(5,544)	(534,069)	13,321
Zions Bancorporation	(8,110)	(220,647)	(2,703)

			6,564,064

Total of Short Equity Positions			6,984,852

Total of Long and Short Equity Positions			3,192,888

Net Cash and Other Receivables/ (Payables) (b)			52,309

Swaps, at Value			$3,245,197

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2015 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Morgan Stanley Capital Services, Inc.	The Fund receives the total return on a portfolio of long and short positions and pays the Sterling Overnight Index Average plus or minus a specified spread, which is denominated in GBP based on the local currencies of the positions within the swap.	13-25 months maturity 10/12/2016	$617,483

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2015.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2015 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks

Australia
BHP Billiton PLC	6,349	$97,161	$(519)

India
Vedanta Resources PLC	13,321	109,266	(23,457)

Ireland
DCC PLC	9,422	696,371	15,615

Luxembourg
Regus PLC	35,613	164,142	1,546

South Africa
Mondi PLC	12,868	259,446	10,257

Switzerland
Coca-Cola HBC AG	7,606	152,868	8,141
Glencore PLC	165,454	221,618	8,043

			16,184

United Kingdom
AA PLC	41,004	190,132	(14,198)
Aggreko PLC	11,570	164,567	2,228
ASOS PLC	1,293	50,884	3,311
AstraZeneca PLC	1,709	118,622	(10,239)
Barratt Developments PLC	32,092	272,992	40,483
Bellway PLC	6,271	238,132	(1,846)
Berkeley Group Holdings PLC	3,684	161,043	25,443
Britvic PLC	19,276	195,367	2,733
BT Group PLC	20,611	129,270	1,910
Bunzl PLC	839	19,928	2,586
Burberry Group PLC	13,742	282,848	2,006
Centrica PLC	65,939	222,830	6,244
Close Brothers Group PLC	1,373	31,128	(72)
Compass Group PLC	2,966	46,194	1,182
Direct Line Insurance Group PLC	3,735	19,915	1,278
Dixons Carphone PLC	3,230	21,357	(597)
Drax Group PLC	21,743	83,223	(2,895)
DS Smith PLC	56,265	319,357	16,762
easyJet PLC	1,520	39,542	1,489
GKN PLC	41,902	172,896	(2,695)
Hays PLC	10,885	25,965	(664)
Howden Joinery Group PLC	45,353	335,223	(549)
Imperial Tobacco Group PLC	3,780	179,982	15,440
Indivior PLC	44,971	156,053	(1,591)
Informa PLC	3,918	33,246	113

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
Intermediate Capital Group PLC	19,721	$157,857	$(3,602)
John Wood Group PLC	37,466	337,508	11,765
Jupiter Fund Management PLC	3,126	20,486	49
Just Eat PLC	72,351	432,444	17,703
Kingfisher PLC	72,783	392,028	3,347
Man Group PLC	200,974	532,540	(66,028)
Marks & Spencer Group PLC	30,128	241,273	(12,578)
National Grid PLC	12,359	168,776	3,350
Pearson PLC	1,208	23,496	(2,847)
Pennon Group PLC	1,745	19,634	891
Persimmon PLC	14,106	386,378	42,958
Playtech PLC	6,182	79,808	(2,182)
Rentokil Initial PLC	130,528	289,887	1,683
Royal Mail PLC	41,395	307,245	(19,619)
Sky PLC	1,305	18,141	2,506
Smith & Nephew PLC	10,977	195,494	(3,712)
Smiths Group PLC	9,291	145,440	(3,875)
SSE PLC	924	21,000	(87)
Stagecoach Group PLC	62,238	320,454	(2,648)
Tate & Lyle PLC	2,990	26,886	(243)
Taylor Wimpey PLC	288,582	793,669	61,336
Thomas Cook Group PLC	45,285	99,356	(19,933)
Travis Perkins PLC	748	17,988	4,327
UBM PLC	2,791	20,501	48
Vodafone Group PLC	50,541	159,417	(6)
William Hill PLC	36,566	200,880	(6,398)
WPP PLC	4,295	99,941	(10,523)

			83,544

Total of Long Equity Positions			103,170

Short Positions

Common Stocks

Chile
Antofagasta PLC	(126,753)	(1,087,559)	127,444

Ireland
Shire PLC	(1,713)	(124,588)	7,484

Luxembourg
B&M European Value Retail SA	(14,138)	(68,810)	(945)

United Kingdom
Aberdeen Asset Management PLC	(34,417)	(183,598)	28,997
Admiral Group PLC	(23,592)	(533,834)	(2,737)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2015 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
Amec Foster Wheeler PLC	(2,280)	$(26,793)	$2,026
Anglo American PLC	(19,106)	(184,817)	25,222
ARM Holdings PLC	(64,460)	(935,631)	9,519
Associated British Foods PLC	(8,611)	(409,606)	(26,189)
Aviva PLC	(16,809)	(119,411)	4,445
Babcock International Group PLC	(5,483)	(76,210)	357
Balfour Beatty PLC	(5,266)	(20,675)	626
BP PLC	(18,944)	(106,440)	10,330
British American Tobacco PLC	(10,872)	(589,608)	(10,263)
BTG PLC	(38,484)	(378,310)	(2,578)
Cable & Wireless Communications PLC	(369,602)	(321,589)	11,405
Capita PLC	(4,318)	(77,943)	(480)
Cobham PLC	(99,370)	(422,252)	(7,887)
Diageo PLC	(3,116)	(85,987)	2,270
Essentra PLC	(14,129)	(169,879)	1,530
G4S PLC	(38,926)	(158,279)	22,200
Hargreaves Lansdown PLC	(41,176)	(707,688)	(45,352)
Inmarsat PLC	(5,010)	(62,123)	(12,408)
International Consolidated Airlines Group SA	(9,957)	(88,223)	(722)
Intertek Group PLC	(3,759)	(146,038)	7,321
J Sainsbury PLC	(43,508)	(157,909)	(14,159)
Legal & General Group PLC	(5,764)	(22,423)	1,640
Lloyds Banking Group PLC	(21,448)	(25,785)	1,367
Meggitt PLC	(6,135)	(46,742)	2,484
Ocado Group PLC	(55,085)	(268,145)	855
Old Mutual PLC	(56,853)	(172,612)	9,679
Petrofac Ltd.	(7,454)	(110,498)	23,685
Prudential PLC	(1,244)	(27,495)	1,251
Rolls-Royce Holdings PLC	(55,723)	(624,539)	52,923
Rotork PLC	(15,990)	(51,246)	11,301
Royal Bank of Scotland Group PLC	(4,304)	(22,562)	2,027
RSA Insurance Group PLC	(85,929)	(519,832)	(4,032)
SABMiller PLC	(12,207)	(671,917)	(19,339)
Serco Group PLC	(222,604)	(414,080)	70,112
Sports Direct International PLC	(4,740)	(51,139)	(3,242)
St. James’s Place PLC	(17,536)	(242,430)	16,739
Standard Chartered PLC	(2,128)	(32,760)	12,108
Standard Life PLC	(103,119)	(631,213)	25,578

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
Tesco PLC	(280,185)	$(801,705)	$23,465
Weir Group PLC/The	(4,873)	(132,052)	45,598

			277,672

Total of Short Equity Positions			411,655

Total of Long and Short Equity Positions			514,825

Net Cash and Other Receivables/ (Payables) (b)			102,658

Swaps, at Value			$617,483

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2015 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Morgan Stanley Capital Services, Inc.	The Fund receives the total return on a portfolio of long and short positions and pays the Bank of Japan Estimate Unsecured Overnight Call Rate plus or minus a specified spread, which is denominated in JPY based on the local currencies of the positions within the swap.	13-25 months maturity 10/14/2016	$755,860

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2015.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2015 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks

Japan
ABC-Mart, Inc.	400	$23,177	$(815)
Ajinomoto Co., Inc.	5,000	107,556	(2,116)
Alfresa Holdings Corp.	5,500	95,194	(1,268)
Aozora Bank Ltd.	26,000	101,375	(11,199)
Asahi Kasei Corp.	7,000	61,841	(12,481)
Astellas Pharma, Inc.	3,000	44,937	(6,105)
Bandai Namco Holdings, Inc.	22,000	501,475	9,117
Bank of Kyoto Ltd./The	5,000	50,699	155
Bank of Yokohama Ltd./The	21,000	124,414	3,225
Bridgestone Corp.	2,100	73,186	(513)
Brother Industries Ltd.	23,200	300,806	(21,152)
Calbee, Inc.	1,600	70,139	(18,363)
Central Japan Railway Co.	700	105,113	7,746
Chiba Bank Ltd./The	12,000	88,075	(2,862)
Chubu Electric Power Co., Inc.	31,200	478,891	(18,870)
Chugoku Bank Ltd./The	5,200	75,857	1,319
Dai Nippon Printing Co., Ltd.	2,000	20,356	(1,032)
Daicel Corp.	13,100	152,472	8,341
Dai-ichi Life Insurance Co., Ltd./The	45,300	745,436	(24,267)
Daiichi Sankyo Co., Ltd.	2,600	45,732	(617)
DeNA Co., Ltd.	4,800	89,832	(747)
Disco Corp.	1,400	121,614	(23,150)
Don Quijote Holdings Co., Ltd.	9,300	357,362	(6,978)
Ezaki Glico Co., Ltd.	1,600	73,807	137
FamilyMart Co., Ltd.	500	23,413	(616)
Fuji Electric Co., Ltd.	14,000	59,140	(8,367)
Fuji Heavy Industries Ltd.	23,400	812,581	29,456
FUJIFILM Holdings Corp.	1,500	49,198	6,875
Fujitsu Ltd.	14,000	85,819	(24,922)
Fukuoka Financial Group, Inc.	5,000	21,795	2,020
Gunma Bank Ltd./The	17,000	109,033	(227)
Hachijuni Bank Ltd./The	22,000	153,795	2,366
Hakuhodo DY Holdings, Inc.	30,500	295,924	(6,759)
Haseko Corp.	51,800	588,573	(1,764)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Hiroshima Bank Ltd./The	8,000	$44,858	$1,377
Hitachi High-Technologies Corp.	11,800	278,959	(23,450)
Hitachi Metals Ltd.	6,600	99,433	(22,788)
Hokuhoku Financial Group, Inc.	111,000	248,235	5,920
Hoshizaki Electric Co., Ltd.	400	25,133	2,906
Hoya Corp.	24,400	864,244	(65,098)
Ibiden Co., Ltd.	2,700	43,506	(8,159)
Idemitsu Kosan Co., Ltd.	4,100	63,605	(800)
Iida Group Holdings Co., Ltd.	6,800	108,274	(1,892)
Isuzu Motors Ltd.	42,900	462,560	(31,758)
ITOCHU Corp.	5,400	61,750	(4,665)
Itochu Techno-Solutions Corp.	15,700	340,863	(6,027)
Iyo Bank Ltd./The	5,300	59,222	1,705
Izumi Co., Ltd.	9,600	384,029	4,566
Japan Airlines Co., Ltd.	27,600	937,101	39,523
Japan Petroleum Exploration Co., Ltd.	15,800	426,555	(9,150)
Joyo Bank Ltd./The	20,000	104,348	1,015
JSR Corp.	6,200	109,568	(20,195)
JTEKT Corp.	3,100	45,994	(2,591)
Kajima Corp.	17,000	75,008	15,208
Kaken Pharmaceutical Co., Ltd.	2,000	189,837	(4,201)
Kamigumi Co., Ltd.	34,000	283,363	(4,763)
KDDI Corp.	2,200	50,056	(813)
Kewpie Corp.	1,000	20,042	(153)
Kobayashi Pharmaceutical Co., Ltd.	300	21,994	633
Kobe Steel Ltd.	44,000	83,206	(35,498)
Koito Manufacturing Co., Ltd.	1,600	55,256	(2,974)
Konami Corp.	13,800	292,466	5,783
Konica Minolta, Inc.	28,400	316,804	(17,617)
Kurita Water Industries Ltd.	1,500	35,251	(3,404)
Lawson, Inc.	300	20,915	1,220
LIXIL Group Corp.	8,300	173,728	(4,805)
M3, Inc.	3,700	74,053	(523)
Mabuchi Motor Co., Ltd.	2,100	100,357	(9,176)
Mazda Motor Corp.	7,000	142,121	(31,512)
Medipal Holdings Corp.	44,300	726,625	(23,717)
MEIJI Holdings Co., Ltd.	200	7,279	7,387
MISUMI Group, Inc.	17,000	182,542	(7,103)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2015 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Mitsubishi Chemical Holdings Corp.	5,100	$26,759	$(129)
Mitsubishi Electric Corp.	75,000	755,138	(68,098)
Mitsubishi Motors Corp.	48,600	400,253	(28,545)
Mitsubishi Tanabe Pharma Corp.	46,900	822,986	4,690
Mitsubishi UFJ Financial Group, Inc.	10,200	75,423	(13,792)
Mixi, Inc.	8,700	297,158	583
Mizuho Financial Group, Inc.	34,700	75,870	(10,960)
MS&AD Insurance Group Holdings, Inc.	19,900	561,201	(27,287)
Murata Manufacturing Co., Ltd.	2,200	295,710	(11,526)
Nexon Co., Ltd.	16,800	224,863	(254)
NHK Spring Co., Ltd.	50,400	485,559	3,143
Nintendo Co., Ltd.	1,300	231,456	(12,338)
Nippon Express Co., Ltd.	92,000	470,227	(30,618)
Nippon Shokubai Co., Ltd.	1,400	99,411	(4,205)
Nippon Telegraph & Telephone Corp.	20,000	714,659	(10,187)
Nissin Foods Holdings Co., Ltd.	500	23,543	(541)
Nitori Holdings Co., Ltd.	400	22,329	8,993
Nitto Denko Corp.	2,600	172,260	(16,538)
NOK Corp.	30,700	828,519	(164,303)
Nomura Research Institute Ltd.	3,840	143,745	3,662
NTT DOCOMO, Inc.	1,200	23,778	(3,538)
Obic Co., Ltd.	3,800	167,882	5,946
Omron Corp.	1,500	63,145	(17,992)
Oracle Corp. Japan	5,000	206,265	4,881
ORIX Corp.	25,500	352,354	(23,421)
Osaka Gas Co., Ltd.	5,000	19,471	(514)
Otsuka Corp.	8,800	409,824	18,944
Otsuka Holdings Co., Ltd.	14,100	463,540	(13,305)
Panasonic Corp.	43,200	471,035	(33,845)
Park24 Co., Ltd.	3,500	63,189	2,498
Pigeon Corp.	900	21,301	(272)
Pola Orbis Holdings, Inc.	14,500	866,251	35,497
Recruit Holdings Co., Ltd.	700	22,787	(1,798)
Resona Holdings, Inc.	15,800	86,145	(5,640)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Rohm Co., Ltd.	4,000	$197,157	$(19,276)
Sankyo Co., Ltd.	6,100	223,234	(6,219)
Santen Pharmaceutical Co., Ltd.	15,200	212,994	(8,925)
Sega Sammy Holdings, Inc.	16,500	168,788	(7,769)
Seiko Epson Corp.	2,300	40,726	(8,190)
Sekisui Chemical Co., Ltd.	38,000	446,284	(46,315)
Seven Bank Ltd.	4,800	18,954	1,821
Shimadzu Corp.	13,000	175,259	12,425
Shimamura Co., Ltd.	2,300	226,277	21,466
Shimizu Corp.	7,000	48,555	11,549
Shin-Etsu Chemical Co., Ltd.	400	23,902	(3,389)
Shinsei Bank Ltd.	10,000	21,271	(714)
Shionogi & Co., Ltd.	600	14,189	7,319
Sojitz Corp.	103,400	217,670	(25,044)
Sompo Japan Nipponkoa Holdings, Inc.	12,200	401,403	(47,056)
Sony Corp.	7,200	183,800	(7,313)
Sony Financial Holdings, Inc.	1,300	22,833	(1,496)
Sugi Holdings Co., Ltd.	5,000	226,394	(1,987)
Sumitomo Chemical Co., Ltd.	4,000	18,629	1,598
Sumitomo Heavy Industries Ltd.	69,000	362,313	(88,895)
Sumitomo Mitsui Financial Group, Inc.	2,500	113,828	(19,027)
Sumitomo Rubber Industries Ltd.	8,200	141,471	(27,645)
Suruga Bank Ltd.	2,600	50,821	(2,441)
Suzuken Co., Ltd./Aichi Japan	12,300	417,038	(6,869)
Suzuki Motor Corp.	2,300	63,302	7,423
T&D Holdings, Inc.	27,800	333,682	(5,312)
Taiheiyo Cement Corp.	7,000	22,406	(1,432)
Taisei Corp.	3,000	14,741	4,817
TDK Corp.	700	49,173	(9,582)
Teijin Ltd.	17,000	64,399	(12,761)
THK Co., Ltd.	5,500	116,157	(28,550)
Toho Gas Co., Ltd.	12,000	70,301	461
Tohoku Electric Power Co., Inc.	57,400	753,646	24,212
Tokio Marine Holdings, Inc.	6,800	257,674	(3,626)
Tokyo Broadcasting System Holdings, Inc.	1,500	20,234	(98)
Tokyo Electric Power Co, Inc.	80,000	447,540	86,831
Tokyo Gas Co., Ltd.	32,000	157,318	(2,524)
TonenGeneral Sekiyu KK	8,000	76,632	896

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2015 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Toppan Printing Co., Ltd.	4,000	$32,892	$(670)
Tosoh Corp.	11,000	47,472	5,467
Toyo Suisan Kaisha Ltd.	1,800	67,312	930
Toyota Boshoku Corp.	1,300	21,387	686
Trend Micro, Inc.	600	20,634	561
Tsuruha Holdings, Inc.	2,300	185,921	12,289
West Japan Railway Co.	900	36,803	19,605
Yamaguchi Financial Group, Inc.	8,000	97,180	884
Yamaha Corp.	3,100	61,417	7,243
Yamaha Motor Co., Ltd.	9,500	187,893	3,231

			(952,242)

Total of Long Equity Positions			(952,242)

Short Positions

Common Stocks

Japan
Aeon Co., Ltd.	(25,700)	(345,261)	(53,447)
AEON Financial Service Co., Ltd.	(4,900)	(95,675)	(1,277)
Alps Electric Co., Ltd.	(2,900)	(84,827)	2,931
ANA Holdings, Inc.	(79,000)	(226,519)	5,207
Asahi Group Holdings Ltd.	(13,200)	(418,848)	(9,403)
Asics Corp.	(900)	(21,305)	(146)
Canon, Inc.	(7,900)	(237,781)	9,253
Chiyoda Corp.	(33,000)	(273,333)	47,821
Chugai Pharmaceutical Co., Ltd.	(4,300)	(152,698)	20,631
Citizen Holdings Co., Ltd.	(3,100)	(21,152)	(273)
Credit Saison Co., Ltd.	(18,400)	(342,764)	8,488
Daikin Industries Ltd.	(5,300)	(357,389)	60,133
Daiwa Securities Group, Inc.	(11,000)	(76,086)	4,910
Denso Corp.	(18,800)	(844,583)	48,236
Dentsu, Inc.	(400)	(18,104)	(2,424)
Eisai Co., Ltd.	(3,300)	(182,181)	(12,524)
Fast Retailing Co., Ltd.	(800)	(293,674)	(31,733)
Hamamatsu Photonics KK	(1,100)	(32,230)	7,336
Hino Motors Ltd.	(5,600)	(58,324)	1,255
Hirose Electric Co., Ltd.	(900)	(107,914)	9,936

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Hitachi Construction Machinery Co., Ltd.	(6,500)	$(92,271)	$5,154
Hitachi Ltd.	(55,000)	(318,884)	41,353
Hokkaido Electric Power Co., Inc.	(2,700)	(17,518)	(8,683)
Honda Motor Co., Ltd.	(26,600)	(817,720)	23,797
IHI Corp.	(206,000)	(689,865)	160,520
Isetan Mitsukoshi Holdings Ltd.	(9,500)	(129,621)	(12,919)
J Front Retailing Co., Ltd.	(13,700)	(216,514)	(5,407)
Japan Display, Inc.	(29,600)	(108,259)	22,992
Japan Tobacco, Inc.	(12,100)	(404,995)	29,650
JFE Holdings, Inc.	(2,700)	(42,772)	7,310
JGC Corp.	(12,000)	(207,028)	47,822
Kakaku.com, Inc.	(6,700)	(102,838)	(5,973)
Kansai Electric Power Co., Inc./The	(15,300)	(163,384)	(6,709)
Kao Corp.	(5,600)	(246,450)	(7,403)
Keihan Electric Railway Co., Ltd.	(31,000)	(204,263)	(2,500)
Keikyu Corp.	(6,000)	(47,911)	152
Keio Corp.	(33,000)	(235,011)	399
Kikkoman Corp.	(3,000)	(84,698)	2,068
Kintetsu Group Holdings Co., Ltd.	(47,000)	(163,096)	(5,720)
Kirin Holdings Co., Ltd.	(11,500)	(161,939)	11,096
Komatsu Ltd.	(8,000)	(148,585)	31,157
Kose Corp.	(400)	(34,972)	(1,536)
Kubota Corp.	(30,000)	(473,068)	60,196
Kyocera Corp.	(1,800)	(98,225)	15,785
Kyushu Electric Power Co., Inc.	(85,700)	(925,440)	(9,584)
Makita Corp.	(1,800)	(100,146)	4,399
Marubeni Corp.	(17,600)	(93,577)	7,348
Marui Group Co., Ltd.	(60,900)	(692,106)	(42,481)
Minebea Co., Ltd.	(40,000)	(542,670)	118,054
Mitsubishi Heavy Industries Ltd.	(24,000)	(127,168)	19,834
Mitsubishi Logistics Corp.	(32,000)	(388,228)	17,155
Mitsui OSK Lines Ltd.	(255,000)	(715,097)	102,576
NGK Insulators Ltd.	(2,000)	(47,897)	9,627
NGK Spark Plug Co., Ltd.	(29,800)	(758,576)	74,492
Nidec Corp.	(11,300)	(824,997)	47,941
Nikon Corp.	(8,100)	(102,481)	4,525
Nippon Electric Glass Co., Ltd.	(31,000)	(153,465)	3,729
Nippon Paint Holdings Co., Ltd.	(27,200)	(578,570)	102,848

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2015 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Nippon Steel & Sumitomo Metal Corp.	(4,400)	$(86,911)	$6,731
Nissan Chemical Industries Ltd.	(1,200)	(26,580)	194
Nissan Motor Co., Ltd.	(8,000)	(69,687)	(3,869)
Nomura Holdings, Inc.	(45,900)	(273,060)	6,640
NTT Data Corp.	(900)	(45,397)	22
Obayashi Corp.	(6,000)	(41,151)	(10,042)
Odakyu Electric Railway Co., Ltd.	(55,000)	(500,162)	4,863
Olympus Corp.	(9,000)	(325,685)	44,901
Ono Pharmaceutical Co., Ltd.	(1,200)	(126,036)	(16,242)
Oriental Land Co., Ltd.	(11,500)	(632,113)	(10,082)
Rakuten, Inc.	(12,800)	(185,044)	21,429
Ricoh Co., Ltd.	(136,200)	(1,382,323)	7,667
Ryohin Keikaku Co., Ltd.	(400)	(79,676)	(1,768)
Seibu Holdings, Inc.	(8,300)	(202,542)	34,341
Shikoku Electric Power Co., Inc.	(8,700)	(139,578)	(2,304)
Shimano, Inc.	(1,600)	(223,420)	(1,374)
Shiseido Co., Ltd.	(15,700)	(346,891)	4,526
Showa Shell Sekiyu KK	(5,000)	(43,728)	4,314
SoftBank Group Corp.	(15,500)	(859,545)	142,827
Sohgo Security Services Co., Ltd.	(6,800)	(301,933)	(8,609)
Stanley Electric Co., Ltd.	(12,400)	(259,076)	11,676
Sumco Corp.	(51,800)	(604,976)	140,385
Sumitomo Corp.	(9,800)	(98,580)	3,810
Sumitomo Dainippon Pharma Co., Ltd.	(12,800)	(153,072)	25,109
Sumitomo Metal Mining Co., Ltd.	(8,000)	(94,544)	3,666
Sumitomo Mitsui Trust Holdings, Inc.	(6,000)	(24,737)	2,747
Suntory Beverage & Food Ltd.	(3,600)	(154,724)	16,415
Sysmex Corp.	(700)	(45,548)	8,580
Taiyo Nippon Sanso Corp.	(3,200)	(38,900)	8,500
Takashimaya Co., Ltd.	(27,000)	(219,985)	1,828
Terumo Corp.	(19,800)	(529,512)	(30,881)
Tobu Railway Co., Ltd.	(16,000)	(68,098)	(633)
Toray Industries, Inc.	(7,000)	(58,945)	(1,571)
Toshiba Corp.	(93,000)	(315,573)	81,282
TOTO Ltd.	(500)	(17,049)	1,467

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Toyo Seikan Group Holdings Ltd.	(53,600)	$(856,589)	$3,414
Toyota Industries Corp.	(4,400)	(229,226)	19,923
Toyota Motor Corp.	(1,800)	(109,055)	3,669
Unicharm Corp.	(30,600)	(564,403)	22,419
Yahoo Japan Corp.	(48,300)	(183,805)	(72)
Yakult Honsha Co., Ltd.	(4,200)	(225,371)	16,159
Yamato Holdings Co., Ltd.	(39,500)	(792,546)	36,271
Yaskawa Electric Corp.	(63,500)	(710,908)	62,895
Yokogawa Electric Corp.	(6,300)	(66,939)	996
Yokohama Rubber Co., Ltd./The	(1,600)	(28,668)	449

			1,640,642

Total of Short Equity Positions			1,640,642

Total of Long and Short Equity Positions			688,400

Net Cash and Other Receivables/ (Payables) (b)			67,460

Swaps, at Value			$755,860

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2015 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Morgan Stanley Capital Services, Inc.	The Fund receives the total return on a portfolio of long and short positions and pays the Hong Kong Overnight Index Average plus or minus a specified spread, which is denominated in HKD based on the local currencies of the positions within the swap.	13-25 months maturity 10/14/2016	$141,166

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2015.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2015 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks

Hong Kong
AIA Group Ltd.	19,400	$104,447	$(3,553)
Cathay Pacific Airways Ltd.	17,000	32,574	(560)
CK Hutchison Holdings Ltd.	15,000	198,917	(3,803)
CLP Holdings Ltd.	70,500	598,472	4,230
Digital Domain Holdings Ltd.	420,000	19,900	67
Haitong International Securities Group Ltd.	246,000	124,450	(1,870)
Hang Lung Properties Ltd.	45,000	122,129	(20,908)
Hang Seng Bank Ltd.	1,100	21,008	(1,165)
Kerry Properties Ltd.	70,500	220,490	(26,925)
Li & Fung Ltd.	128,000	102,505	(4,453)
MTR Corp. Ltd.	12,000	52,780	(604)
New World Development Co., Ltd.	312,817	330,723	(26,075)
Orient Overseas International Ltd.	69,500	338,308	(11,289)
Sino Land Co., Ltd.	158,000	245,426	(4,853)
Sun Hung Kai Properties Ltd.	15,000	200,698	(5,048)
Swire Pacific Ltd.	2,000	22,885	(468)
WH Group Ltd.	648,500	372,237	(49,506)
Yue Yuen Industrial Holdings Ltd.	87,000	316,642	7,039

			(149,744)

Total of Long Equity Positions			(149,744)

Short Positions

Common Stocks

Hong Kong
ASM Pacific Technology Ltd.	(35,600)	(244,708)	11,215
Cheung Kong Property Holdings Ltd.	(49,000)	(360,334)	1,344
Esprit Holdings Ltd.	(94,600)	(81,589)	11,141
Galaxy Entertainment Group Ltd.	(167,000)	(547,005)	119,270
HKT Trust & HKT Ltd.	(102,000)	(124,514)	3,120
Hong Kong & China Gas Co., Ltd.	(459,300)	(900,306)	39,039
Hysan Development Co., Ltd.	(25,000)	(102,621)	(1,476)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Hong Kong (continued)
MGM China Holdings Ltd.	(305,600)	$(479,236)	$123,236
Sands China Ltd.	(73,600)	(244,957)	21,399
Swire Properties Ltd.	(77,200)	(231,343)	17,367
Techtronic Industries Co., Ltd.	(11,500)	(40,737)	(2,136)
Value Partners Group Ltd.	(22,000)	(21,635)	937
Xinyi Glass Holdings Ltd.	(82,000)	(39,185)	2,370

			346,826

United States
Samsonite International SA	(144,600)	(473,706)	1,171

Total of Short Equity Positions			347,997

Total of Long and Short Equity Positions			198,253

Net Cash and Other Receivables/ (Payables) (b)			(57,087)

Swaps, at Value			$141,166

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2015 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Morgan Stanley Capital Services, Inc.	The Fund receives the total return on a portfolio of long and short positions and pays the Euro Overnight Index Average plus or minus a specified spread, which is denominated in EUR based on the local currencies of the positions within the swap.	13-25 months maturity 10/12/2016	$353,302

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2015.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2015 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks

France
Accor SA	447	$17,106	$3,853
Aeroports de Paris	1,553	174,931	1,335
Atos SE	669	48,069	3,355
AXA SA	2,588	62,671	163
Cap Gemini SA	5,365	472,423	6,687
Christian Dior SE	215	39,004	1,277
Cie Generale des Etablissements Michelin	239	22,439	(572)
Dassault Systemes	522	36,323	2,256
Eiffage SA	1,995	118,576	4,835
Eutelsat Communications SA	906	29,548	(1,760)
Groupe Eurotunnel SE	1,501	20,396	55
Hermes International	236	83,110	2,797
Iliad SA	100	18,025	2,205
Ingenico Group	2,409	286,015	5,080
Ipsen SA	7,274	479,415	(28,183)
Lagardere SCA	2,006	58,049	(2,464)
Numericable-SFR SAS	2,897	140,432	(6,318)
Orange SA	7,396	115,245	(3,127)
Peugeot SA	105,354	1,678,315	(81,930)
Safran SA	2,222	164,435	2,641
Sanofi	6,026	598,477	(24,801)
SCOR SE	4,987	175,916	3,169
SEB SA	4,793	438,165	3,884
Societe BIC SA	1,369	212,094	634
Societe Television Francaise 1	15,224	220,533	(6,431)
Sodexo SA	251	20,381	445
Teleperformance	1,524	110,459	5,178
Thales SA	12,022	829,894	8,340
Valeo SA	1,104	134,861	15,037
Veolia Environnement SA	907	19,852	833
Vivendi SA	17,834	452,930	(30,412)

			(111,939)

Luxembourg
SES SA	2,472	89,511	(11,497)

Total of Long Equity Positions			(123,436)

Short Positions

Common Stocks

France
Airbus Group SE	(620)	(44,544)	7,828
Arkema SA	(581)	(43,284)	5,624
Bollore SA	(88,287)	(473,277)	42,839
Carrefour SA	(3,023)	(99,101)	9,510

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
France (continued)
Casino Guichard Perrachon SA	(8,299)	$(525,970)	$84,007
Danone SA	(331)	(20,632)	(262)
Edenred	(18,640)	(324,377)	19,154
Electricite de France SA	(7,514)	(171,947)	39,269
Engie	(36,745)	(609,465)	14,913
Essilor International SA	(1,105)	(118,341)	(16,655)
Plastic Omnium SA	(13,520)	(315,556)	4,968
Remy Cointreau SA	(3,885)	(243,300)	(12,013)
Renault SA	(953)	(97,429)	28,667
Suez Environnement Co.	(5,408)	(101,897)	4,718
Technip SA	(18,975)	(937,806)	39,840
TOTAL SA	(4,899)	(220,393)	21
Zodiac Aerospace	(61,916)	(1,625,548)	203,941

			476,369

Total of Short Equity Positions			476,369

Total of Long and Short Equity Positions			352,933

Net Cash and Other Receivables/ (Payables) (b)			369

Swaps, at Value			$353,302

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2015 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (NOTE 5)
Morgan Stanley Capital Services, Inc.	The Fund receives the total return on a portfolio of long and short positions and pays the Reserve Bank of Australia Cash rate plus or minus a specified spread, which is denominated in AUD based on the local currencies of the positions within the swap.	13-25 months maturity 10/13/2016	$324,318

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2015.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2015 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks

Australia
Amcor Ltd.	18,880	$172,873	$2,708
Ansell Ltd.	22,400	306,182	(9,569)
Aurizon Holdings Ltd.	37,908	131,925	1,998
Boral Ltd.	270,821	1,042,860	(35,630)
Caltex Australia Ltd.	11,879	280,809	(18,582)
CIMIC Group Ltd.	19,136	316,864	1,041
Coca-Cola Amatil Ltd.	12,198	76,935	395
Cochlear Ltd.	352	21,412	(700)
Echo Entertainment Group Ltd.	153,559	502,218	23,226
Flight Centre Travel Group Ltd.	813	20,554	154
Harvey Norman Holdings Ltd.	148,882	409,923	(2,111)
Iluka Resources Ltd.	33,020	154,893	(9,828)
Incitec Pivot Ltd.	7,504	17,319	3,364
Macquarie Group Ltd.	782	29,855	12,526
Orica Ltd.	2,669	28,510	(182)
Qantas Airways Ltd.	296,649	698,307	80,507
Sonic Healthcare Ltd.	1,583	20,476	(115)
Tabcorp Holdings Ltd.	86,752	278,870	6,733
Tatts Group Ltd.	7,767	19,816	791
Treasury Wine Estates Ltd.	110,900	485,957	27,922
Woodside Petroleum Ltd.	36,982	822,830	(65,940)

			18,708

New Zealand
Fletcher Building Ltd.	133,480	593,529	(8,565)
Spark New Zealand Ltd.	221,362	440,349	(18,247)

			(26,812)

Total of Long Equity Positions			(8,104)

Short Positions

Common Stocks

Australia
ALS Ltd.	(53,083)	(178,188)	5,552
Alumina Ltd.	(94,700)	(80,949)	5,608
AMP Ltd.	(20,460)	(88,657)	8,299
APA Group	(135,567)	(802,704)	(15,501)
AusNet Services	(352,832)	(332,645)	(6,494)
Brambles Ltd.	(6,064)	(50,081)	8,424

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Australia (continued)
Commonwealth Bank of Australia	(2,170)	$(111,760)	$377
Crown Resorts Ltd.	(20,129)	(175,451)	34,659
CSL Ltd.	(2,304)	(145,399)	401
Healthscope Ltd.	(113,565)	(206,539)	2,419
Insurance Australia Group Ltd.	(105,553)	(367,053)	6,155
QBE Insurance Group Ltd.	(7,910)	(67,333)	(4,702)
Ramsay Health Care Ltd.	(5,377)	(225,833)	4,064
REA Group Ltd.	(12,564)	(390,047)	(3,397)
Seek Ltd.	(240,665)	(2,370,617)	331,022
South32 Ltd.	(32,544)	(36,317)	4,860
TPG Telecom Ltd.	(3,707)	(27,909)	(502)
Transurban Group	(2,914)	(20,287)	(44)
Westpac Banking Corp.	(4,059)	(90,694)	5,427

			386,627

Total of Short Equity Positions			386,627

Total of Long and Short Equity Positions			378,523

Net Cash and Other Receivables/ (Payables) (b)			(54,205)

Swaps, at Value			$324,318

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2015 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

Collateral pledged to, or (received from), each counterparty at September 30, 2015 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
J.P. Morgan
Cash	$—	$929	$929

Morgan Stanley Capital Services, Inc.
Cash	11,940,000	—	11,940,000

See notes to Schedule of Investments.

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR GLOBAL MACRO FUND

	SHARES	VALUE (Note 5)
MONEY MARKET FUNDS - 33.2%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.000% ^(a)(b)	28,052,075	$28,052,075
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% ^(a)(b)	250,000	250,000

TOTAL MONEY MARKET FUNDS (cost $28,302,075)		28,302,075

	PRINCIPAL AMOUNT (000’S)
SHORT-TERM INVESTMENTS - 58.7%
U.S. Treasury Bill, 0.083%, 11/19/2015 ^(c)(d)	$50,127	50,128,003
TOTAL SHORT-TERM INVESTMENTS (cost $50,121,337)		50,128,003

TOTAL INVESTMENTS IN SECURITIES, AT VALUE-91.9% (cost $78,423,412)		78,430,078

OTHER ASSETS IN EXCESS OF LIABILITIES - 8.1% (e)		6,913,373

NET ASSETS - 100.0%		$85,343,451

(a)	Represents annualized seven-day yield as of the close of the reporting period.
(b)	All or a portion of the security is pledged as collateral to the brokers for forward foreign currency exchange and swap contracts.
(c)	The rate shown is the effective yield at the date of purchase.
(d)	All or a portion of the security is pledged as collateral to the brokers for futures contracts.
(e)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
^	All or a portion represents positions held in the respective Subsidiary (See Note 2).

All securities are Level 2 with respect to ASC 820 (See Note 5).

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR GLOBAL MACRO FUND

Interest rate swap contracts outstanding as of September 30, 2015:

COUNTERPARTY†	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	CURRENCY	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Exchange Cleared
Credit Suisse International	2.000%	(1)	AUD	9,630,000	$6,096	03/08/2018	$(6,217)
Credit Suisse International	2.000%	(1)	AUD	2,940,000	(570)	03/08/2018	(798)
Credit Suisse International	2.000%	(1)	AUD	2,890,000	636	03/08/2018	(672)
Credit Suisse International	2.000%	(1)	AUD	3,090,000	1,944	03/08/2018	(1,983)
Credit Suisse International	3 Month Australian Bank-Bill Reference Rate	2.000%	AUD	8,300,000	(209)	03/08/2018	313
Credit Suisse International	3.000%	(2)	AUD	1,870,000	10,201	03/12/2026	(14,051)
Credit Suisse International	6 Month Australian Bank-Bill Reference Rate	3.000%	AUD	2,210,000	(5,565)	03/12/2026	10,114
Credit Suisse International	6 Month Australian Bank-Bill Reference Rate	3.000%	AUD	660,000	(7,207)	03/12/2026	8,566
Credit Suisse International	6 Month Australian Bank-Bill Reference Rate	3.000%	AUD	660,000	2,784	03/12/2026	(959)
Credit Suisse International	6 Month Australian Bank-Bill Reference Rate	3.000%	AUD	670,000	(6,799)	03/12/2026	8,178
Credit Suisse International	1.000%	(4)	CAD	3,080,000	(9,084)	03/19/2018	3,107
Credit Suisse International	1.000%	(4)	CAD	3,090,000	(9,070)	03/19/2018	3,073
Credit Suisse International	2.000%	(4)	CAD	590,000	3,227	03/16/2026	(4,583)
Credit Suisse International	2.000%	(4)	CAD	160,000	53	03/16/2026	(421)
Credit Suisse International	2.000%	(4)	CAD	590,000	5,360	03/16/2026	(6,716)
Credit Suisse International	3 Month Canadian Bankers’ Acceptance Rate	1.000%	CAD	2,670,000	4,980	03/19/2018	201
Credit Suisse International	3 Month Canadian Bankers’ Acceptance Rate	1.000%	CAD	2,800,000	6,828	03/19/2018	(1,394)
Credit Suisse International	3 Month Canadian Bankers’ Acceptance Rate	1.000%	CAD	700,000	1,455	03/19/2018	(97)
Credit Suisse International	3 Month Canadian Bankers’ Acceptance Rate	2.000%	CAD	670,000	(2,098)	03/16/2026	3,638
Credit Suisse International	3 Month Canadian Bankers’ Acceptance Rate	2.000%	CAD	670,000	(2,412)	03/16/2026	3,952
Credit Suisse International	0.250%	(6)	CHF	17,420,000	144,513	03/18/2026	(82,106)
Credit Suisse International	0.250%	(6)	CHF	11,620,000	94,665	03/18/2026	(53,036)
Credit Suisse International	0.500%	(6)	CHF	3,720,000	(7,369)	03/21/2018	(4,926)
Credit Suisse International	0.500%	(6)	CHF	2,500,000	(4,149)	03/21/2018	(4,113)
Credit Suisse International	0.500%	(6)	CHF	2,290,000	(5,722)	03/21/2018	(1,846)
Credit Suisse International	6 Month London Interbank Offered Rate	0.250%	CHF	400,000	(8,927)	03/18/2026	7,494
Credit Suisse International	6 Month London Interbank Offered Rate	0.250%	CHF	620,000	(2,342)	03/18/2026	1,421
Credit Suisse International	6 Month London Interbank Offered Rate	0.500%	CHF	57,520,000	113,976	03/21/2018	71,453

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR GLOBAL MACRO FUND

COUNTERPARTY†	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	CURRENCY	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Exchange Cleared (continued)
Credit Suisse International	6 Month London Interbank Offered Rate	0.500%	CHF	86,290,000	$174,112	03/21/2018	$111,070
Credit Suisse International	0.500%	(5)	EUR	144,030,000	(1,071,949)	03/21/2018	(284,367)
Credit Suisse International	1.000%	(5)	EUR	400,000	8,170	03/18/2026	(5,549)
Credit Suisse International	1.000%	(5)	EUR	380,000	2,674	03/18/2026	(184)
Credit Suisse International	1.000%	(5)	EUR	2,030,000	13,107	03/18/2026	(8,957)
Credit Suisse International	6 Month Euro Interbank Offered Rate	0.500%	EUR	8,400,000	83,693	03/21/2018	(2,267)
Credit Suisse International	6 Month Euro Interbank Offered Rate	0.500%	EUR	3,410,000	28,145	03/21/2018	3,967
Credit Suisse International	6 Month Euro Interbank Offered Rate	0.500%	EUR	2,490,000	23,077	03/21/2018	371
Credit Suisse International	6 Month Euro Interbank Offered Rate	0.500%	EUR	1,780,000	14,481	03/21/2018	2,281
Credit Suisse International	6 Month Euro Interbank Offered Rate	1.000%	EUR	30,330,000	(497,786)	03/18/2026	299,052
Credit Suisse International	2.000%	(6)	GBP	170,000	(2,180)	03/18/2026	(379)
Credit Suisse International	2.000%	(6)	GBP	440,000	1,018	03/18/2026	(7,291)
Credit Suisse International	2.000%	(6)	GBP	120,000	(1,526)	03/18/2026	(280)
Credit Suisse International	2.000%	(6)	GBP	370,000	(2,917)	03/18/2026	(2,358)
Credit Suisse International	2.000%	(6)	GBP	15,090,000	227,433	03/18/2026	(442,553)
Credit Suisse International	2.000%	(6)	GBP	710,000	5,307	03/18/2026	(15,428)
Credit Suisse International	6 Month London Interbank Offered Rate	1.500%	GBP	810,000	9,907	03/21/2018	(55)
Credit Suisse International	6 Month London Interbank Offered Rate	1.500%	GBP	1,310,000	17,010	03/21/2018	(833)
Credit Suisse International	6 Month London Interbank Offered Rate	1.500%	GBP	69,190,000	467,049	03/21/2018	387,408
Credit Suisse International	6 Month London Interbank Offered Rate	1.500%	GBP	1,230,000	14,934	03/21/2018	27
Credit Suisse International	6 Month London Interbank Offered Rate	1.500%	GBP	2,960,000	24,893	03/21/2018	11,662
Credit Suisse International	6 Month London Interbank Offered Rate	1.500%	GBP	1,310,000	10,703	03/21/2018	5,475
Credit Suisse International	0.250%	(6)	JPY	238,790,000	(5,758)	03/22/2018	(449)
Credit Suisse International	0.250%	(6)	JPY	239,670,000	(5,158)	03/22/2018	(653)
Credit Suisse International	0.250%	(6)	JPY	16,015,700,000	(308,097)	03/22/2018	(80,227)
Credit Suisse International	0.250%	(6)	JPY	329,740,000	(7,251)	03/22/2018	(744)
Credit Suisse International	6 Month London Interbank Offered Rate	0.750%	JPY	33,250,000	5,455	03/18/2026	205
Credit Suisse International	6 Month London Interbank Offered Rate	0.750%	JPY	49,400,000	6,737	03/18/2026	873
Credit Suisse International	6 Month London Interbank Offered Rate	0.750%	JPY	53,670,000	5,708	03/18/2026	2,560
Credit Suisse International	6 Month London Interbank Offered Rate	0.750%	JPY	3,310,350,000	312,815	03/18/2026	197,153

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR GLOBAL MACRO FUND

COUNTERPARTY†	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	CURRENCY	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Exchange Cleared (continued)
Credit Suisse International	1.000%	(7)	NOK	16,850,000	$2,574	03/21/2018	$(4,862)
Credit Suisse International	1.000%	(7)	NOK	50,750,000	3,760	03/21/2018	(10,652)
Credit Suisse International	1.000%	(7)	NOK	50,750,000	745	03/21/2018	(7,638)
Credit Suisse International	1.000%	(7)	NOK	1,370,000	(281)	03/21/2018	69
Credit Suisse International	1.000%	(7)	NOK	16,730,000	2,730	03/21/2018	(5,002)
Credit Suisse International	1.000%	(7)	NOK	16,650,000	2,434	03/21/2018	(4,695)
Credit Suisse International	6 Month Norwegian Interbank Offered Rate	2.000%	NOK	3,960,000	(6,083)	03/18/2026	6,634
Credit Suisse International	6 Month Norwegian Interbank Offered Rate	2.000%	NOK	11,060,000	(6,046)	03/18/2026	7,586
Credit Suisse International	6 Month Norwegian Interbank Offered Rate	2.000%	NOK	3,700,000	(7,002)	03/18/2026	7,517
Credit Suisse International	6 Month Norwegian Interbank Offered Rate	2.000%	NOK	4,110,000	(5,318)	03/18/2026	5,890
Credit Suisse International	6 Month Norwegian Interbank Offered Rate	2.000%	NOK	11,060,000	(19,644)	03/18/2026	21,184
Credit Suisse International	3 Month Australian Bank-Bill Reference Rate	3.000%	NZD	49,420,000	82,627	03/14/2018	91,435
Credit Suisse International	3 Month Australian Bank-Bill Reference Rate	3.000%	NZD	3,630,000	13,360	03/14/2018	(575)
Credit Suisse International	3 Month Australian Bank-Bill Reference Rate	3.000%	NZD	160,000	508	03/14/2018	54
Credit Suisse International	3 Month Australian Bank-Bill Reference Rate	3.000%	NZD	6,720,000	22,744	03/14/2018	924
Credit Suisse International	3 Month Australian Bank-Bill Reference Rate	3.000%	NZD	49,420,000	120,229	03/14/2018	53,833
Credit Suisse International	3 Month Australian Bank-Bill Reference Rate	3.000%	NZD	21,460,000	24,461	03/14/2018	51,122
Credit Suisse International	3.500%	(1)	NZD	11,340,000	83,636	03/11/2026	(45,803)
Credit Suisse International	3.500%	(1)	NZD	11,340,000	122,473	03/11/2026	(84,639)
Credit Suisse International	3.500%	(1)	NZD	770,000	4,046	03/11/2026	(1,477)
Credit Suisse International	3.500%	(1)	NZD	5,600,000	75,923	03/11/2026	(57,240)
Credit Suisse International	3.500%	(1)	NZD	1,710,000	19,277	03/11/2026	(13,572)
Credit Suisse International	0.500%	(8)	SEK	16,770,000	(21,302)	03/21/2018	203
Credit Suisse International	0.500%	(8)	SEK	17,730,000	(21,524)	03/21/2018	(783)
Credit Suisse International	0.500%	(8)	SEK	15,490,000	(18,892)	03/21/2018	(596)
Credit Suisse International	1.500%	(8)	SEK	7,000,000	(3,121)	03/18/2026	2,340
Credit Suisse International	3 Month Stockholm Interbank Offered Rate	0.500%	SEK	32,960,000	42,640	03/21/2018	(1,172)
Credit Suisse International	3 Month Stockholm Interbank Offered Rate	1.500%	SEK	3,650,000	1,350	03/18/2026	(943)
Credit Suisse International	3 Month Stockholm Interbank Offered Rate	1.500%	SEK	3,640,000	2,678	03/18/2026	(2,272)
Credit Suisse International	3 Month Stockholm Interbank Offered Rate	1.500%	SEK	3,420,000	(1,132)	03/18/2026	1,513

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR GLOBAL MACRO FUND

COUNTERPARTY†	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	CURRENCY	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Exchange Cleared (continued)
Credit Suisse International	3 Month Stockholm Interbank Offered Rate	1.500%	SEK	30,000	$14	03/18/2026	$8
Credit Suisse International	1.500%	(3)	USD	2,150,000	(13,773)	03/16/2018	(8,166)
Credit Suisse International	1.500%	(3)	USD	270,000	(1,556)	03/16/2018	(1,199)
Credit Suisse International	1.500%	(3)	USD	2,030,000	(17,841)	03/16/2018	(2,873)
CitiBank	2.000%	(3)	USD	23,270,000	(300,533)	03/16/2020	(241,937)
CitiBank	2.000%	(3)	USD	11,560,000	(196,267)	03/16/2020	(73,220)
Credit Suisse International	2.500%	(3)	USD	510,000	(6,299)	03/16/2026	(10,910)
Credit Suisse International	2.500%	(3)	USD	10,000	(334)	03/16/2026	8
Credit Suisse International	3 Month London Interbank Offered Rate	1.500%	USD	2,420,000	16,202	03/16/2018	8,492
Credit Suisse International	3 Month London Interbank Offered Rate	2.500%	USD	450,000	4,623	03/16/2026	10,561
Credit Suisse International	3 Month London Interbank Offered Rate	2.500%	USD	60,000	278	03/16/2026	1,747
Credit Suisse International	3 Month London Interbank Offered Rate	2.500%	USD	450,000	9,257	03/16/2026	5,927

					$(109,378)		$(196,057)

†	Forward effective date swap (See Note 4).
(1)	3 Month Australian Bank-Bill Reference Rate
(2)	6 Month Australian Bank-Bill Reference Rate
(3)	3 Month London Interbank Offered Rate
(4)	3 Month Canadian Bankers’ Acceptance Rate
(5)	6 Month Euro Interbank Offered Rate
(6)	6 Month London Interbank Offered Rate
(7)	6 Month Norwegian Interbank Offered Rate
(8)	3 Month Stockholm Interbank Offered Rate

Total return swap contracts outstanding as of September 30, 2015:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Goldman Sachs	BIST 30 October Futures	10/2015	TRY	92,896	$(299)
Bank of America	Bovespa Index October Futures	10/2015	BRL	(953,233)	12,256
Bank of America	Hang Seng Index October Futures	10/2015	HKD	1,060,002	(2,632)
Bank of America	H-SHARES Index October Futures	10/2015	HKD	953,881	(2,088)
Bank of America	KOSPI Index 200 December Futures	12/2015	KRW	119,399,550	(998)
Bank of America	MSCI Taiwan Stock Index October Futures	10/2015	USD	(90,519)	69
CitiBank	Soybean Meal December Futures^	12/2015	USD	(1,233,329)	(31,780)
CitiBank	Soybean Meal December Futures^	12/2015	USD	98,025	(5,453)
CitiBank	Soybean November Futures^	11/2015	USD	(455,782)	9,783
Macquarie Capital	Soybean November Futures^	11/2015	USD	(86,710)	(2,490)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR GLOBAL MACRO FUND

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Bank of America	Swiss Market Index December Futures	12/2015	CHF	3,649,835	$(86,919)
Bank of America	Taiwan Stock Exchange October Futures	10/2015	TWD	(3,249,543)	(135)
Bank of America	Tel Aviv 25 Index October Futures	10/2015	ILS	478,765	(8,019)
CitiBank	Wheat December Futures^	12/2015	USD	(878,008)	6,333
Bank of America	WIG20 Index December Futures	12/2015	PLN	(215,676)	2,343

					$(110,029)

^	Represents positions held in the respective Subsidiary (See Note 2).

Open futures contracts outstanding at September 30, 2015:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
2	Morgan Stanley and Co., International PLC	Gold 100 OZ Futures^	12/2015	$224,402	$223,040	$(1,362)
4	J.P. Morgan	LME Aluminum Futures^	10/2015	168,930	156,951	(11,979)
3	J.P. Morgan	LME Aluminum Futures^	10/2015	124,582	117,755	(6,827)
4	J.P. Morgan	LME Aluminum Futures^	10/2015	171,210	157,393	(13,817)
9	J.P. Morgan	LME Aluminum Futures^	11/2015	357,772	351,121	(6,651)
4	J.P. Morgan	LME Aluminum Futures^	11/2015	155,924	156,312	388
9	J.P. Morgan	LME Aluminum Futures^	11/2015	343,405	352,119	8,714
5	J.P. Morgan	LME Aluminum Futures^	11/2015	192,738	195,760	3,022
3	J.P. Morgan	LME Aluminum Futures^	12/2015	123,490	117,790	(5,700)
17	J.P. Morgan	LME Aluminum Futures^	12/2015	664,274	668,525	4,251
2	J.P. Morgan	LME Copper Futures^	10/2015	268,955	258,954	(10,001)
1	J.P. Morgan	LME Copper Futures^	10/2015	134,490	129,425	(5,065)
1	J.P. Morgan	LME Copper Futures^	10/2015	130,253	129,397	(856)
1	J.P. Morgan	LME Copper Futures^	11/2015	127,436	129,334	1,898
4	J.P. Morgan	LME Copper Futures^	11/2015	502,772	517,075	14,303
1	J.P. Morgan	LME Copper Futures^	11/2015	123,365	129,256	5,891
1	J.P. Morgan	LME Copper Futures^	12/2015	123,915	129,137	5,222
1	J.P. Morgan	LME Nickel Futures^	11/2015	58,422	62,332	3,910
1	J.P. Morgan	LME Nickel Futures^	12/2015	60,002	62,360	2,358
2	J.P. Morgan	LME Nickel Futures^	12/2015	117,743	124,752	7,009
1	J.P. Morgan	LME Zinc Futures^	10/2015	48,603	41,854	(6,749)
1	J.P. Morgan	LME Zinc Futures^	10/2015	52,252	41,945	(10,307)
1	J.P. Morgan	LME Zinc Futures^	10/2015	50,002	42,028	(7,974)
2	J.P. Morgan	LME Zinc Futures^	10/2015	97,105	84,099	(13,006)
1	J.P. Morgan	LME Zinc Futures^	12/2015	45,655	42,189	(3,466)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR GLOBAL MACRO FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
1	J.P. Morgan	LME Zinc Futures^	12/2015	$45,484	$42,194	$(3,290)
82	Barclays Capital	BIST 30 Futures	10/2015	247,664	249,360	1,696
12	Barclays Capital	CAC40 Index Futures	10/2015	612,192	596,892	(15,300)
162	Barclays Capital	Euro Stoxx 50 Index	12/2015	5,767,763	5,595,291	(172,472)
2	Barclays Capital	Hang Seng Index Futures	10/2015	270,233	268,283	(1,950)
2	Barclays Capital	IBEX 35 Index Futures	10/2015	217,546	213,206	(4,340)
5	Barclays Capital	KOSPI Index 200 Futures	12/2015	489,489	498,608	9,119
108	Barclays Capital	OMXS30 Index Futures	10/2015	1,891,662	1,826,463	(65,199)
76	Barclays Capital	S&P 500 E-Mini Futures	12/2015	7,322,139	7,253,060	(69,079)
34	Barclays Capital	SET50 Index Futures	12/2015	162,314	160,056	(2,258)
61	Barclays Capital	SPI 200 Index Futures	12/2015	5,380,736	5,359,480	(21,256)
28	Barclays Capital	TOPIX Index Futures	12/2015	3,357,096	3,294,461	(62,635)
22	J.P. Morgan	90-Day EURODollar Futures	12/2015	5,465,951	5,477,175	11,224
164	J.P. Morgan	90-Day EURODollar Futures	03/2016	40,672,953	40,786,800	113,847
44	J.P. Morgan	90-Day EURODollar Futures	06/2016	10,917,222	10,929,050	11,828
1	J.P. Morgan	90-Day EURODollar Futures	09/2016	247,639	248,025	386
587	J.P. Morgan	90-Day Sterling Futures	03/2016	110,079,114	110,276,554	197,440
440	J.P. Morgan	90-Day Sterling Futures	06/2016	82,356,784	82,602,209	245,425
305	J.P. Morgan	90-Day Sterling Futures	09/2016	57,115,434	57,200,676	85,242
80	Goldman Sachs	Canadian 10-Year Bond Futures	12/2015	8,508,444	8,499,963	(8,481)
148	Goldman Sachs	Long Gilt Futures	12/2015	26,492,121	26,655,986	163,865
659	Morgan Stanley and Co., International PLC	U.S. Treasury 10-Year Note Futures	12/2015	83,934,727	84,835,953	901,226

				456,022,404	457,290,648	1,268,244

Short Contracts:
22	Goldman Sachs	Brent Crude Futures^	10/2015	$(1,133,831)	$(1,064,140)	$69,691
63	Morgan Stanley and Co., International PLC	Corn Futures^	12/2015	(1,204,557)	(1,221,413)	(16,856)
1	Morgan Stanley and Co., International PLC	Gasoline RBOB Futures^	10/2015	(57,207)	(57,401)	(194)
1	Morgan Stanley and Co., International PLC	Heating Oil ULSD Futures^	10/2015	(65,665)	(64,571)	1,094
4	J.P. Morgan	LME Aluminum Futures^	10/2015	(169,107)	(156,951)	12,156
3	J.P. Morgan	LME Aluminum Futures^	10/2015	(124,223)	(117,755)	6,468
4	J.P. Morgan	LME Aluminum Futures^	10/2015	(171,851)	(157,393)	14,458
9	J.P. Morgan	LME Aluminum Futures^	11/2015	(354,106)	(351,121)	2,985
4	J.P. Morgan	LME Aluminum Futures^	11/2015	(155,640)	(156,312)	(672)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR GLOBAL MACRO FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
9	J.P. Morgan	LME Aluminum Futures^	11/2015	$(344,223)	$(352,118)	$(7,895)
5	J.P. Morgan	LME Aluminum Futures^	11/2015	(192,485)	(195,760)	(3,275)
3	J.P. Morgan	LME Aluminum Futures^	12/2015	(123,968)	(117,790)	6,178
37	J.P. Morgan	LME Aluminum Futures^	12/2015	(1,462,116)	(1,455,025)	7,091
2	J.P. Morgan	LME Copper Futures^	10/2015	(264,062)	(258,954)	5,108
1	J.P. Morgan	LME Copper Futures^	10/2015	(134,036)	(129,425)	4,611
1	J.P. Morgan	LME Copper Futures^	10/2015	(130,409)	(129,397)	1,012
1	J.P. Morgan	LME Copper Futures^	11/2015	(129,622)	(129,334)	288
4	J.P. Morgan	LME Copper Futures^	11/2015	(501,290)	(517,075)	(15,785)
1	J.P. Morgan	LME Copper Futures^	11/2015	(123,948)	(129,256)	(5,308)
4	J.P. Morgan	LME Copper Futures^	12/2015	(528,247)	(516,550)	11,697
1	J.P. Morgan	LME Lead Futures^	12/2015	(41,247)	(41,812)	(565)
1	J.P. Morgan	LME Nickel Futures^	11/2015	(57,597)	(62,332)	(4,735)
1	J.P. Morgan	LME Nickel Futures^	12/2015	(60,088)	(62,361)	(2,273)
1	J.P. Morgan	LME Nickel Futures^	12/2015	(58,935)	(62,376)	(3,441)
1	J.P. Morgan	LME Zinc Futures^	10/2015	(48,104)	(41,854)	6,250
1	J.P. Morgan	LME Zinc Futures^	10/2015	(52,032)	(41,946)	10,086
1	J.P. Morgan	LME Zinc Futures^	10/2015	(49,961)	(42,029)	7,932
2	J.P. Morgan	LME Zinc Futures^	10/2015	(96,700)	(84,099)	12,601
1	J.P. Morgan	LME Zinc Futures^	12/2015	(45,497)	(42,190)	3,307
5	J.P. Morgan	LME Zinc Futures^	12/2015	(211,644)	(210,969)	675
19	Morgan Stanley and Co., International PLC	Natural Gas Futures^	10/2015	(522,861)	(479,560)	43,301
3	Morgan Stanley and Co., International PLC	Silver Futures^	12/2015	(219,663)	(217,770)	1,893
35	Morgan Stanley and Co., International PLC	Soybean Futures^	11/2015	(1,682,893)	(1,561,000)	121,893
1	Morgan Stanley and Co., International PLC	Soybean Meal Futures^	12/2015	(30,490)	(30,900)	(410)
82	Morgan Stanley and Co., International PLC	Soybean Oil Futures^	12/2015	(1,615,808)	(1,345,128)	270,680
13	Morgan Stanley and Co., International PLC	Wheat Futures^	12/2015	(327,831)	(333,287)	(5,456)
23	Morgan Stanley and Co., International PLC	WTI Crude Futures^	10/2015	(1,039,512)	(1,037,070)	2,442
2	Barclays Capital	Amsterdam Index Futures	10/2015	(183,918)	(188,282)	(4,364)
1	Barclays Capital	DAX Index Futures	12/2015	(263,261)	(269,838)	(6,577)
89	Barclays Capital	FTSE 100 Index Futures	12/2015	(8,094,605)	(8,102,992)	(8,387)
5	Barclays Capital	FTSE Bursa Malaysia KLCI Index Futures	10/2015	(90,123)	(91,139)	(1,016)
8	Barclays Capital	FTSE/JSE Top 40 Index Futures	12/2015	(260,444)	(261,471)	(1,027)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR GLOBAL MACRO FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
15	Barclays Capital	FTSE/MIB Index Futures	12/2015	$(1,802,182)	$(1,779,934)	$22,248
1	Barclays Capital	H-SHARES Index Futures	10/2015	(61,037)	(60,497)	540
2	J.P. Morgan	Mexican Stock Exchange Price and Quotation Index Futures	12/2015	(50,788)	(50,446)	342
3	Barclays Capital	MSCI Singapore Index Futures	10/2015	(131,119)	(131,759)	(640)
5	Barclays Capital	MSCI Taiwan Stock Index Futures	10/2015	(150,397)	(150,750)	(353)
12	Barclays Capital	S&P/Toronto Stock Exchange 60 Index Futures	12/2015	(1,413,493)	(1,402,773)	10,720
20	Barclays Capital	SGX S&P CNX Nifty Index Futures	10/2015	(312,173)	(319,040)	(6,867)
29	Goldman Sachs	10-Year Japanese Government Bond Futures	12/2015	(35,745,242)	(35,815,779)	(70,537)
665	J.P. Morgan	3-Month Euro Euribor Futures	03/2016	(185,744,829)	(185,879,211)	(134,382)
530	J.P. Morgan	3-Month Euro Euribor Futures	06/2016	(148,101,566)	(148,151,736)	(50,170)
191	J.P. Morgan	3-Month Euro Euribor Futures	09/2016	(53,361,231)	(53,387,864)	(26,633)
280	J.P. Morgan	Australia 10-Year Bond Futures	12/2015	(25,203,612)	(25,433,730)	(230,118)
33	J.P. Morgan	Canadian 3-Month Bank Acceptance Futures	12/2015	(6,126,887)	(6,135,416)	(8,529)
142	J.P. Morgan	Canadian 3-Month Bank Acceptance Futures	03/2016	(26,395,816)	(26,408,862)	(13,046)
72	J.P. Morgan	Canadian 3-Month Bank Acceptance Futures	06/2016	(13,400,957)	(13,390,408)	10,549
34	J.P. Morgan	Canadian 3-Month Bank Acceptance Futures	09/2016	(6,326,409)	(6,321,020)	5,389
64	Goldman Sachs	Euro-Bund Futures	12/2015	(11,026,643)	(11,169,709)	(143,066)
142	Goldman Sachs	SGX Japanese Government Bond Futures	12/2015	(17,500,403)	(17,542,116)	(41,713)
248	Morgan Stanley and Co., International PLC	U.S. Treasury 5-Year Note Futures	12/2015	(29,611,282)	(29,887,875)	(276,593)

				(584,889,873)	(585,307,071)	(417,198)

				$(128,867,469)	$(128,016,423)	$851,046

^	Represents positions held in the respective Subsidiary (See Note 2).

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR GLOBAL MACRO FUND

Forward foreign currency exchange contracts outstanding as of September 30, 2015:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 12/16/15	CitiBank	AUD	1,560,500	$1,093,796	$1,090,840	$(2,956)
Australian Dollar, Expiring 12/16/15	Credit Suisse International	AUD	1,560,500	1,093,647	1,090,840	(2,807)
Brazilian Real, Expiring 12/16/15*	CitiBank	BRL	1,168,500	289,704	286,975	(2,729)
Brazilian Real, Expiring 12/16/15*	Credit Suisse International	BRL	1,168,500	289,704	286,975	(2,729)
Canadian Dollar, Expiring 12/16/15	CitiBank	CAD	1,340,500	1,012,348	1,004,173	(8,175)
Canadian Dollar, Expiring 12/16/15	Credit Suisse International	CAD	1,340,500	1,012,121	1,004,173	(7,948)
Swiss Franc, Expiring 12/16/15	CitiBank	CHF	944,500	984,351	971,873	(12,478)
Swiss Franc, Expiring 12/16/15	Credit Suisse International	CHF	922,500	961,117	949,235	(11,882)
Chilean Peso, Expiring 12/16/15*	CitiBank	CLP	165,500,000	236,633	236,079	(554)
Chilean Peso, Expiring 12/16/15*	Credit Suisse International	CLP	165,500,000	236,630	236,079	(551)
Colombian Peso, Expiring 12/16/15*	CitiBank	COP	1,280,000,000	412,859	410,809	(2,050)
Colombian Peso, Expiring 12/16/15*	Credit Suisse International	COP	960,000,000	307,144	308,107	963
Czech Republic Koruna, Expiring 12/16/15	CitiBank	CZK	5,550,000	231,495	228,643	(2,852)
Czech Republic Koruna, Expiring 12/16/15	Credit Suisse International	CZK	5,550,000	231,327	228,643	(2,684)
Euro, Expiring 12/16/15	CitiBank	EUR	3,860,500	4,325,641	4,319,445	(6,196)
Euro, Expiring 12/16/15	Credit Suisse International	EUR	3,860,500	4,325,584	4,319,445	(6,139)
British Pound, Expiring 12/16/15	CitiBank	GBP	304,500	467,541	460,491	(7,050)
British Pound, Expiring 12/16/15	Credit Suisse International	GBP	304,500	467,484	460,491	(6,993)
Hungarian Forint, Expiring 12/16/15	CitiBank	HUF	49,865,000	178,285	177,712	(573)
Hungarian Forint, Expiring 12/16/15	Credit Suisse International	HUF	49,865,000	178,285	177,712	(573)
Indonesian Rupiah, Expiring 12/16/15*	CitiBank	IDR	2,650,000,000	177,730	175,178	(2,552)
Indonesian Rupiah, Expiring 12/16/15*	Credit Suisse International	IDR	50,000,000	3,410	3,305	(105)
Israeli Shekel, Expiring 12/16/15	CitiBank	ILS	2,190,000	555,649	558,857	3,208
Israeli Shekel, Expiring 12/16/15	Credit Suisse International	ILS	2,190,000	555,644	558,857	3,213
Indian Rupee, Expiring 12/16/15*	CitiBank	INR	25,726,000	380,860	386,538	5,678
Indian Rupee, Expiring 12/16/15*	Credit Suisse International	INR	25,726,000	380,860	386,538	5,678

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR GLOBAL MACRO FUND

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Japanese Yen, Expiring 12/16/15	CitiBank	JPY	940,166,000	$7,828,180	$7,847,626	$19,446
Japanese Yen, Expiring 12/16/15	Credit Suisse International	JPY	940,166,000	7,828,180	7,847,626	19,446
Korean Won, Expiring 12/16/15*	CitiBank	KRW	506,262,000	425,805	426,084	279
Korean Won, Expiring 12/16/15*	Credit Suisse International	KRW	506,262,000	425,805	426,084	279
Mexican Peso, Expiring 12/16/15	CitiBank	MXN	6,214,000	364,126	365,340	1,214
Mexican Peso, Expiring 12/16/15	Credit Suisse International	MXN	4,381,000	256,717	257,572	855
Malaysian Ringgit, Expiring 12/16/15*	CitiBank	MYR	120,000	27,179	27,166	(13)
Norwegian Krone, Expiring 12/16/15	CitiBank	NOK	4,772,500	572,135	559,921	(12,214)
Norwegian Krone, Expiring 12/16/15	Credit Suisse International	NOK	4,772,500	572,084	559,921	(12,163)
New Zealand Dollar, Expiring 12/16/15	CitiBank	NZD	1,826,000	1,148,594	1,160,948	12,354
New Zealand Dollar, Expiring 12/16/15	Credit Suisse International	NZD	1,826,000	1,148,175	1,160,948	12,773
Poland Zloty, Expiring 12/16/15	CitiBank	PLN	310,500	82,081	81,526	(555)
Poland Zloty, Expiring 12/16/15	Credit Suisse International	PLN	310,500	82,083	81,527	(556)
Swedish Krona, Expiring 12/16/15	CitiBank	SEK	23,572,500	2,799,199	2,821,536	22,337
Swedish Krona, Expiring 12/16/15	Credit Suisse International	SEK	23,572,500	2,799,201	2,821,536	22,335
Singapore Dollar, Expiring 12/16/15	CitiBank	SGD	174,000	123,152	121,959	(1,193)
Singapore Dollar, Expiring 12/16/15	Credit Suisse International	SGD	174,000	123,152	121,959	(1,193)
Turkish Lira, Expiring 12/16/15	CitiBank	TRY	587,500	191,239	189,628	(1,611)
Turkish Lira, Expiring 12/16/15	Credit Suisse International	TRY	318,500	101,949	102,803	854
South African Rand, Expiring 12/17/15	CitiBank	ZAR	2,182,000	159,206	155,298	(3,908)
South African Rand, Expiring 12/17/15	Credit Suisse International	ZAR	2,082,000	151,821	148,181	(3,640)

				$47,599,912	$47,603,202	$3,290

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 12/16/15	CitiBank	AUD	(3,126,000)	$(2,205,461)	$(2,185,175)	$20,286
Australian Dollar, Expiring 12/16/15	Credit Suisse International	AUD	(3,126,000)	(2,205,519)	(2,185,175)	20,344
Brazilian Real, Expiring 12/16/15*	CitiBank	BRL	(4,516,500)	(1,170,986)	(1,109,222)	61,764
Brazilian Real, Expiring 12/16/15*	Credit Suisse International	BRL	(4,346,500)	(1,128,724)	(1,067,471)	61,253
Canadian Dollar, Expiring 12/16/15	CitiBank	CAD	(4,721,500)	(3,565,063)	(3,536,889)	28,174
Canadian Dollar, Expiring 12/16/15	Credit Suisse International	CAD	(4,721,500)	(3,565,082)	(3,536,889)	28,193

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR GLOBAL MACRO FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Swiss Franc, Expiring 12/16/15	CitiBank	CHF	(1,714,500)	$(1,769,545)	$(1,764,189)	$5,356
Swiss Franc, Expiring 12/16/15	Credit Suisse International	CHF	(1,712,500)	(1,767,497)	(1,762,130)	5,367
Colombian Peso, Expiring 12/16/15*	CitiBank	COP	(1,481,000,000)	(479,791)	(475,320)	4,471
Colombian Peso, Expiring 12/16/15*	Credit Suisse International	COP	(1,481,000,000)	(479,791)	(475,320)	4,471
Euro, Expiring 12/16/15	CitiBank	EUR	(1,455,000)	(1,638,704)	(1,627,973)	10,731
Euro, Expiring 12/16/15	Credit Suisse International	EUR	(1,455,000)	(1,638,876)	(1,627,973)	10,903
British Pound, Expiring 12/16/15	CitiBank	GBP	(2,025,500)	(3,091,814)	(3,063,133)	28,681
British Pound, Expiring 12/16/15	Credit Suisse International	GBP	(2,025,500)	(3,091,862)	(3,063,133)	28,729
Hong Kong Dollar, Expiring 12/16/15	CitiBank	HKD	(185,000)	(23,863)	(23,870)	(7)
Hungarian Forint, Expiring 12/16/15	CitiBank	HUF	(24,500,000)	(88,238)	(87,314)	924
Hungarian Forint, Expiring 12/16/15	Credit Suisse International	HUF	(16,500,000)	(59,485)	(58,803)	682
Indonesian Rupiah, Expiring 12/16/15*	CitiBank	IDR	(5,145,000,000)	(349,907)	(340,111)	9,796
Indonesian Rupiah, Expiring 12/16/15*	Credit Suisse International	IDR	(5,145,000,000)	(349,909)	(340,111)	9,798
Israeli Shekel, Expiring 12/16/15	CitiBank	ILS	(1,000,000)	(254,208)	(255,185)	(977)
Israeli Shekel, Expiring 12/16/15	Credit Suisse International	ILS	(730,000)	(185,557)	(186,285)	(728)
Indian Rupee, Expiring 12/16/15*	CitiBank	INR	(18,000,000)	(267,097)	(270,455)	(3,358)
Indian Rupee, Expiring 12/16/15*	Credit Suisse International	INR	(18,000,000)	(267,097)	(270,455)	(3,358)
Japanese Yen, Expiring 12/16/15	CitiBank	JPY	(44,960,500)	(374,948)	(375,288)	(340)
Japanese Yen, Expiring 12/16/15	Credit Suisse International	JPY	(44,960,500)	(374,976)	(375,288)	(312)
Korean Won, Expiring 12/16/15*	CitiBank	KRW	(552,469,000)	(463,345)	(464,972)	(1,627)
Korean Won, Expiring 12/16/15*	Credit Suisse International	KRW	(552,469,000)	(463,345)	(464,972)	(1,627)
Mexican Peso, Expiring 12/16/15	CitiBank	MXN	(21,958,000)	(1,294,360)	(1,290,981)	3,379
Mexican Peso, Expiring 12/16/15	Credit Suisse International	MXN	(21,958,000)	(1,294,359)	(1,290,981)	3,378
Malaysian Ringgit, Expiring 12/16/15*	CitiBank	MYR	(1,755,000)	(422,080)	(397,306)	24,774
Malaysian Ringgit, Expiring 12/16/15*	Credit Suisse International	MYR	(1,755,000)	(422,080)	(397,306)	24,774
Norwegian Krone, Expiring 12/16/15	CitiBank	NOK	(37,701,500)	(4,563,450)	(4,423,229)	140,221
Norwegian Krone, Expiring 12/16/15	Credit Suisse International	NOK	(37,701,500)	(4,563,603)	(4,423,229)	140,374
New Zealand Dollar, Expiring 12/16/15	CitiBank	NZD	(3,094,000)	(1,966,034)	(1,967,126)	(1,092)
New Zealand Dollar, Expiring 12/16/15	Credit Suisse International	NZD	(3,094,000)	(1,966,098)	(1,967,126)	(1,028)
Philippine Peso, Expiring 12/16/15*	CitiBank	PHP	(8,250,000)	(174,594)	(175,667)	(1,073)
Philippine Peso, Expiring 12/16/15*	Credit Suisse International	PHP	(8,250,000)	(174,594)	(175,667)	(1,073)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR GLOBAL MACRO FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Poland Zloty, Expiring 12/16/15	CitiBank	PLN	(557,500)	$(148,165)	$(146,381)	$1,784
Poland Zloty, Expiring 12/16/15	Credit Suisse International	PLN	(557,500)	(148,166)	(146,380)	1,786
Swedish Krona, Expiring 12/16/15	CitiBank	SEK	(10,474,500)	(1,247,286)	(1,253,757)	(6,471)
Swedish Krona, Expiring 12/16/15	Credit Suisse International	SEK	(10,474,500)	(1,247,359)	(1,253,757)	(6,398)
Singapore Dollar, Expiring 12/16/15	CitiBank	SGD	(50,000)	(35,484)	(35,046)	438
Singapore Dollar, Expiring 12/16/15	Credit Suisse International	SGD	(50,000)	(35,503)	(35,046)	457
Turkish Lira, Expiring 12/16/15	CitiBank	TRY	(1,290,500)	(419,772)	(416,536)	3,236
Turkish Lira, Expiring 12/16/15	Credit Suisse International	TRY	(1,140,500)	(371,911)	(368,120)	3,791
Taiwanese Dollar, Expiring 12/16/15*	CitiBank	TWD	(1,400,000)	(42,971)	(42,537)	434
Taiwanese Dollar, Expiring 12/16/15*	Credit Suisse International	TWD	(1,400,000)	(42,971)	(42,537)	434
South African Rand, Expiring 12/17/15	CitiBank	ZAR	(5,013,500)	(361,669)	(356,822)	4,847
South African Rand, Expiring 12/17/15	Credit Suisse International	ZAR	(5,013,500)	(361,669)	(356,822)	4,847

				(52,624,868)	(51,955,460)	669,408

				$(5,024,956)	$(4,352,258)	$672,698

*	Non-deliverable forward (See Note 4).

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

COP - Colombian Peso

CZK - Czech Republic Koruna

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

NOK - Norwegian Krone

NZD - New Zealand Dollar

PHP - Philippine Peso

PLN - Poland Zloty

SEK - Swedish Krona

SGD - Singapore Dollar

TRY - Turkish Lira

TWD - Taiwanese Dollar

USD - United States Dollar

ZAR - South African Rand

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR GLOBAL MACRO FUND

Collateral pledged to, or (received from), each counterparty at September 30, 2015 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
Bank of America
Money Market Funds	$110,000	$—	$110,000

Barclays Capital
Cash	—	3,080,589	3,080,589

Citibank
Cash	—	1,599,611	1,599,611
Money Market Funds	120,000	—	120,000

Credit Suisse International
Cash	(410,000)	673,220	263,220

Goldman Sachs
Cash	—	105,530	105,530
U.S. Treasury Bills	—	1,393,028	1,393,028

J.P. Morgan
Cash	—	1,162,006	1,162,006

Morgan Stanley and Co., International PLC
Cash	—	211,953	211,953

Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at September 30, 2015 was as follows:
COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
Citibank
Money Market Funds	$140,000	$—	$140,000

Goldman Sachs
Cash	—	27,571	27,571

J.P. Morgan
Cash	—	108,854	108,854

Morgan Stanley and Co., International PLC
Cash	—	84,118	84,118

See notes to Schedule of Investments.

Schedule of Investments	September 30, 2015 (Unaudited)

AQR LONG-SHORT EQUITY FUND

LONG INVESTMENTS - 98.2%	SHARES	VALUE (Note 5)
COMMON STOCKS - 25.2%

Belgium - 1.2%
Ageas (a)	9,257	$380,430
bpost SA (a)	41,335	982,931
Colruyt SA †(a)	1,001	48,245
KBC Groep NV (a)	16,310	1,031,477
Proximus (a)	23,115	799,593

		3,242,676

Canada - 5.1%
Aimia, Inc. (1)	8,583	75,121
Air Canada (1)†	115,764	930,796
Alimentation Couche-Tard, Inc., Class B (1)	11,897	547,110
Bank of Montreal (1)	5,663	308,845
Bank of Nova Scotia/The (1)	4,928	217,246
BlackBerry Ltd. (1)†(a)	85,711	526,020
Canadian Imperial Bank of Commerce (1)	5,512	396,021
Canadian National Railway Co. (1)	4,568	259,395
Canadian Tire Corp. Ltd., Class A (1)	2,516	226,336
Canfor Corp. (1)†	55,638	663,320
CCL Industries, Inc., Class B (1)	1,672	234,706
CGI Group, Inc., Class A (1)†	12,857	465,819
CI Financial Corp. (1)	12,096	274,641
Constellation Software, Inc. (1)	1,383	579,679
Dollarama, Inc. (1)	6,694	452,102
Empire Co., Ltd., Class A (1)	23,487	483,116
Fairfax Financial Holdings Ltd. (1)	741	337,456
Finning International, Inc. (1)	46,814	686,863
George Weston Ltd. (1)	768	62,131
IGM Financial, Inc. (1)	11,912	302,241
Intact Financial Corp. (1)	4,028	282,881
Kinross Gold Corp. (1)†	241,923	420,578
Linamar Corp. (1)	19,600	1,027,366
Magna International, Inc. (1)	38,128	1,828,830
Metro, Inc. (1)	17,638	480,568
National Bank of Canada (1)	4,353	138,957
Open Text Corp. (1)(a)	7,624	341,409
Progressive Waste Solutions Ltd. (1)	5,381	142,297
Ritchie Bros Auctioneers, Inc. (1)	12,942	334,581
Royal Bank of Canada (1)	5,370	296,929
Saputo, Inc. (1)	3,228	70,873
Shaw Communications, Inc., Class B (1)	2,464	47,711

	SHARES	VALUE (Note 5)
Canada - 5.1% (continued)
West Fraser Timber Co., Ltd. (1)	21,152	$672,046

		14,113,990

China - 0.0% (b)
Yangzijiang Shipbuilding Holdings Ltd.	59,000	47,177

Denmark - 1.9%
AP Moeller - Maersk A/S, Class B (a)	68	104,821
Chr Hansen Holding A/S (a)	1,782	99,672
DSV A/S (a)	17,226	643,683
Genmab A/S †(a)	8,042	739,500
GN Store Nord A/S (a)	5,597	100,549
ISS A/S (a)	8,357	277,592
Novo Nordisk A/S, Class B (a)	38,295	2,066,573
Pandora A/S (a)	8,889	1,038,404
TDC A/S (a)	23,395	120,656
Vestas Wind Systems A/S (a)	996	51,781

		5,243,231

Finland - 0.8%
Amer Sports OYJ (a)	16,671	424,039
Cargotec OYJ, B Shares (a)	5,201	142,183
Elisa OYJ (a)	14,017	474,155
Kesko OYJ, B Shares (a)	9,622	340,820
Metso OYJ (a)	3,300	68,649
Neste OYJ (a)	3,031	69,758
Orion OYJ, Class B (a)	15,479	585,731

		2,105,335

Germany - 4.2%
Allianz SE (a)	1,530	240,352
Aurubis AG (a)	8,792	559,581
Bayer AG (a)	1,674	214,772
Brenntag AG (a)	8,853	477,653
Deutsche Lufthansa AG †(a)	33,069	460,346
Deutsche Post AG (a)	1,752	48,536
Duerr AG (a)	1,477	103,908
Evonik Industries AG (a)	12,759	427,204
Freenet AG (a)	78,569	2,599,415
Hannover Rueck SE (a)	3,820	391,287
HOCHTIEF AG (a)	12,231	1,021,177
HUGO BOSS AG (a)	3,387	380,836
KION Group AG †(a)	15,320	680,754
Krones AG (a)	2,961	312,068
Merck KGaA (a)	6,803	602,313
MTU Aero Engines AG (a)	4,639	388,380

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2015 (Unaudited)

AQR LONG-SHORT EQUITY FUND

	SHARES	VALUE (Note 5)
Germany - 4.2% (continued)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (a)	1,194	$222,997
OSRAM Licht AG (a)	9,132	473,114
ProSiebenSat.1 Media SE (a)	16,238	797,052
Software AG (a)	7,602	222,136
STADA Arzneimittel AG (a)	2,391	85,708
Symrise AG (a)	1,136	68,448
Talanx AG (a)	4,014	120,253
United Internet AG (a)	9,288	470,887
Zalando SE 144A †(a)(c)	9,207	304,919

		11,674,096

Hong Kong - 0.0% (b)
Noble Group Ltd.	181,000	52,962

Italy - 2.2%
Atlantia SpA (a)	3,321	92,897
Autogrill SpA †	24,560	224,012
Azimut Holding SpA (a)	2,358	50,601
Banca Generali SpA	9,486	267,592
Banca Popolare di Milano Scarl	259,124	256,204
Enel SpA	123,262	549,994
Eni SpA (a)	23,211	365,117
FinecoBank Banca Fineco SpA	62,910	418,074
Finmeccanica SpA †(a)	18,814	235,604
Hera SpA	15,816	41,065
Mediaset SpA	33,014	151,982
Mediobanca SpA (a)	12,006	118,124
Moncler SpA	26,137	468,052
Pirelli & C. SpA (a)	13,401	224,253
Prysmian SpA (a)	73,256	1,514,151
Recordati SpA	27,687	638,893
Snam SpA	38,193	196,155
Terna Rete Elettrica Nazionale SpA	9,868	47,961
Unipol Gruppo Finanziario SpA	10,365	45,544
UnipolSai SpA	67,555	146,899

		6,053,174

Netherlands - 1.8%
Altice NV, Class A †(a)	8,038	168,182
Boskalis Westminster (a)	16,193	708,809
Delta Lloyd NV (a)	51,410	431,983
Heineken NV (a)	2,771	224,364
Koninklijke Ahold NV (a)	29,439	574,297
Koninklijke KPN NV	135,482	508,113
NN Group NV (a)	13,395	384,533

	SHARES	VALUE (Note 5)
Netherlands - 1.8% (continued)
Randstad Holding NV (a)	17,326	$1,035,589
Wolters Kluwer NV (a)	27,438	846,170

		4,882,040

Norway - 0.4%
Norsk Hydro ASA	142,904	476,522
Orkla ASA (a)	12,379	91,546
Telenor ASA (a)	8,613	160,948
Yara International ASA (a)	11,169	445,561

		1,174,577

Portugal - 0.2%
Jeronimo Martins SGPS SA (a)	15,494	209,112
NOS SGPS SA	29,119	240,526

		449,638

Singapore - 0.6%
ComfortDelGro Corp. Ltd.	265,600	536,560
Genting Singapore PLC	195,200	99,706
Singapore Airlines Ltd.	122,400	921,408
Wilmar International Ltd.	25,400	45,959

		1,603,633

Spain - 1.5%
Acerinox SA	22,541	201,543
ACS Actividades de Construccion y Servicios SA (a)	1,687	48,538
Almirall SA	27,319	487,794
Ebro Foods SA	6,774	133,049
Enagas SA (a)	2,258	64,749
Endesa SA (a)	12,635	266,452
Gamesa Corp. Tecnologica SA (a)	78,725	1,092,847
Gas Natural SDG SA (a)	2,594	50,614
Iberdrola SA (a)	42,925	286,019
Industria de Diseno Textil SA (a)	14,587	489,124
Mediaset Espana Comunicacion SA (a)	57,521	628,816
Tecnicas Reunidas SA (a)	7,667	339,532

		4,089,077

Sweden - 1.9%
BillerudKorsnas AB	18,630	268,239
Boliden AB (a)	30,352	475,256
Electrolux AB, Series B (a)	32,535	919,335
Hexpol AB	9,466	105,866
Husqvarna AB, B Shares	71,428	468,449
ICA Gruppen AB	3,993	135,180
Securitas AB, B Shares (a)	34,786	425,435

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2015 (Unaudited)

AQR LONG-SHORT EQUITY FUND

	SHARES	VALUE (Note 5)
Sweden - 1.9% (continued)
Skanska AB, B Shares (a)	11,093	$217,786
Svenska Cellulosa AB SCA, Class B (a)	6,900	193,077
Swedish Orphan Biovitrum AB †	65,527	866,132
Tele2 AB, B Shares (a)	114,255	1,114,284
TeliaSonera AB (a)	35,430	191,243

		5,380,282

Switzerland - 2.5%
Actelion Ltd. †(a)	16,516	2,099,118
Adecco SA †(a)	4,434	324,727
Baloise Holding AG	1,576	180,616
DKSH Holding AG †	908	57,606
Flughafen Zuerich AG	1,727	1,202,039
Galenica AG	176	224,251
GAM Holding AG †	4,552	80,122
Geberit AG (a)	777	237,696
Julius Baer Group Ltd. †(a)	1,072	48,682
Kuehne + Nagel International AG	901	115,857
Lonza Group AG †	4,768	625,638
Novartis AG (a)	1,186	109,007
Partners Group Holding AG	533	180,654
Roche Holding AG (a)	852	226,182
Sonova Holding AG	369	47,515
Swiss Life Holding AG †	1,854	413,563
Swiss Re AG (a)	8,207	704,137
Zurich Insurance Group AG †(a)	663	162,771

		7,040,181

United Kingdom - 0.9%
Dialog Semiconductor PLC †(a)	26,550	1,065,150
Fiat Chrysler Automobiles NV †(a)	40,087	521,033
RELX NV (a)	43,391	708,878
Unilever NV CVA (a)	5,252	210,526

		2,505,587

United States - 0.0% (b)
Thomson Reuters Corp. (1)(a)	3,158	126,935

TOTAL COMMON STOCKS (cost $74,371,917)		69,784,591

MONEY MARKET FUNDS - 44.5%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.000% (d)(e)	69,805,550	69,805,550
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (d)(e)	52,910,033	52,910,033

TOTAL MONEY MARKET FUNDS (cost $122,715,583)		122,715,583

	PRINCIPAL AMOUNT (000’S)	VALUE (Note 5)
SHORT-TERM INVESTMENTS - 28.5%
U.S. Treasury Bill, 0.238%, 2/18/2016 (f)	$4,019	$4,018,630
U.S. Treasury Bill, 0.113%, 3/24/2016 (f)	4,610	4,608,963
U.S. Treasury Bill, 0.241%, 2/11/2016 (f)	22,675	22,672,914
U.S. Treasury Bill, 0.264%, 3/3/2016 (f)	10,085	10,083,870
U.S. Treasury Bill, 0.083%, 11/19/2015 (f)	37,306	37,306,746
TOTAL SHORT-TERM INVESTMENTS (cost $78,652,998)		78,691,123

TOTAL INVESTMENTS IN SECURITIES, AT VALUE (cost $275,740,498)		271,191,297

	SHARES
SECURITIES SOLD SHORT - (22.4)%

COMMON STOCKS - (22.1)%

Belgium - (0.2)%
Anheuser-Busch InBev SA/NV	(937)	(99,655)
UCB SA	(6,872)	(538,371)

		(638,026)

Canada - (5.4)%
Agnico Eagle Mines Ltd. (1)	(27,643)	(700,759)
Agrium, Inc. (1)	(1,469)	(131,654)
ARC Resources Ltd. (1)	(17,546)	(231,931)
Barrick Gold Corp. (1)	(69,389)	(441,448)
Baytex Energy Corp. (1)	(15,071)	(48,223)
BCE, Inc. (1)	(1,602)	(65,569)
Canadian Natural Resources Ltd. (1)	(42,246)	(822,760)
Canadian Oil Sands Ltd. (1)	(32,517)	(153,752)
Canadian Pacific Railway Ltd. (1)	(3,136)	(450,108)
Canadian Utilities Ltd., Class A (1)	(41,415)	(1,120,641)
Cenovus Energy, Inc. (1)	(6,987)	(105,970)
Eldorado Gold Corp. (1)	(26,571)	(85,218)
Element Financial Corp. (1)†	(5,834)	(79,652)
Emera, Inc. (1)	(1,437)	(47,670)
Encana Corp. (1)†	(41,501)	(267,136)
First Quantum Minerals Ltd. (1)	(165,923)	(607,991)
Fortis, Inc. (1)	(4,953)	(141,668)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2015 (Unaudited)

AQR LONG-SHORT EQUITY FUND

	SHARES	VALUE (Note 5)
Canada - (5.4)% (continued)
Franco-Nevada Corp. (1)	(9,272)	$(408,607)
Gildan Activewear, Inc. (1)	(25,613)	(773,092)
Goldcorp, Inc. (1)	(22,072)	(276,706)
Husky Energy, Inc. (1)	(51,632)	(805,142)
Imperial Oil Ltd. (1)	(31,928)	(1,011,552)
Inter Pipeline Ltd. (1)	(2,494)	(46,011)
Lundin Mining Corp. (1)†	(20,522)	(57,975)
MEG Energy Corp. (1)†	(13,942)	(86,086)
Methanex Corp. (1)	(8,261)	(273,737)
Pembina Pipeline Corp. (1)	(18,643)	(448,578)
PrairieSky Royalty Ltd. (1)	(9,740)	(185,093)
Precision Drilling Corp. (1)	(83,948)	(310,755)
Restaurant Brands International, Inc. (1)	(6,195)	(223,011)
Rogers Communications, Inc., Class B (1)	(27,284)	(940,066)
Silver Wheaton Corp. (1)	(31,429)	(377,760)
SNC-Lavalin Group, Inc. (1)	(7,091)	(201,811)
Suncor Energy, Inc. (1)	(30,239)	(808,715)
Teck Resources Ltd., Class B (1)	(31,959)	(152,551)
Tourmaline Oil Corp. (1)†	(21,309)	(496,119)
TransAlta Corp. (1)	(15,059)	(69,963)
TransCanada Corp. (1)	(40,886)	(1,292,911)
Veresen, Inc. (1)	(14,966)	(114,390)
Yamana Gold, Inc. (1)	(32,636)	(55,025)

		(14,917,806)

Denmark - (0.5)%
Carlsberg A/S, Class B	(12,978)	(997,248)
Coloplast A/S, Class B	(664)	(47,077)
Novozymes A/S, B Shares	(2,767)	(120,758)
Tryg A/S	(16,208)	(314,912)

		(1,479,995)

Finland - (0.9)%
Kone OYJ, Class B	(5,638)	(214,570)
Nokia OYJ	(202,102)	(1,381,933)
Nokian Renkaat OYJ	(22,094)	(715,217)
Wartsila OYJ	(1,442)	(57,222)

		(2,368,942)

Germany - (3.9)%
adidas AG	(601)	(48,457)
Bayerische Motoren Werke AG	(20,311)	(1,771,986)
Beiersdorf AG	(2,987)	(264,771)
Bilfinger SE	(5,640)	(209,139)
Commerzbank AG †	(17,530)	(185,148)

	SHARES	VALUE (Note 5)
Germany - (3.9)% (continued)
Continental AG	(1,734)	$(370,358)
Daimler AG	(7,762)	(565,098)
Deutsche Bank AG	(5,783)	(156,067)
Deutsche Telekom AG	(12,804)	(227,931)
E.ON SE	(133,127)	(1,142,421)
Fresenius Medical Care AG & Co. KGaA	(1,585)	(123,876)
Infineon Technologies AG	(52,657)	(591,624)
LANXESS AG	(1,492)	(69,860)
METRO AG	(6,403)	(177,158)
Rheinmetall AG	(4,718)	(290,104)
Rocket Internet SE 144A †(c)	(2,849)	(91,722)
RWE AG	(139,545)	(1,585,751)
SAP SE	(2,657)	(172,130)
Siemens AG	(17,417)	(1,555,982)
Telefonica Deutschland Holding AG	(79,421)	(485,657)
ThyssenKrupp AG	(25,419)	(446,662)
Wirecard AG	(3,059)	(146,472)

		(10,678,374)

Hong Kong - (0.2)%
Jardine Matheson Holdings Ltd. (1)	(14,500)	(675,410)

Italy - (0.6)%
Assicurazioni Generali SpA	(12,900)	(236,021)
Banco Popolare SC †	(7,635)	(112,963)
Enel Green Power SpA	(160,339)	(303,179)
Saipem SpA †	(16,968)	(136,058)
Salvatore Ferragamo SpA	(14,289)	(381,115)
Telecom Italia SpA †	(378,607)	(466,567)
UniCredit SpA	(7,691)	(47,947)

		(1,683,850)

Luxembourg - (1.0)%
ArcelorMittal	(218,391)	(1,132,546)
Tenaris SA	(126,734)	(1,523,641)

		(2,656,187)

Netherlands - (1.0)%
Aegon NV	(37,545)	(215,288)
Altice NV, Class B †	(3,128)	(69,782)
ASML Holding NV	(10,911)	(959,109)
Koninklijke Philips NV	(29,981)	(705,359)
SBM Offshore NV †	(62,334)	(791,343)

		(2,740,881)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2015 (Unaudited)

AQR LONG-SHORT EQUITY FUND

	SHARES	VALUE (Note 5)
Norway - (0.5)%
Gjensidige Forsikring ASA	(7,066)	$(95,141)
Schibsted ASA, Class A	(31,032)	(1,052,196)
Statoil ASA	(6,519)	(95,041)

		(1,242,378)

Portugal - (0.3)%
Banco Comercial Portugues SA †	(7,819,326)	(382,135)
EDP - Energias de Portugal SA	(155,945)	(571,310)

		(953,445)

Singapore - (1.2)%
CapitaLand Ltd.	(146,800)	(277,191)
Global Logistic Properties Ltd.	(439,800)	(632,304)
Golden Agri-Resources Ltd.	(1,127,600)	(262,099)
Hutchison Port Holdings Trust	(770,400)	(423,720)
Keppel Corp. Ltd.	(299,100)	(1,430,434)
Oversea-Chinese Banking Corp. Ltd.	(29,600)	(183,291)

		(3,209,039)

Spain - (1.7)%
Banco de Sabadell SA	(41,765)	(76,871)
Banco Popular Espanol SA	(240,443)	(878,347)
Banco Santander SA	(291,580)	(1,550,451)
Bankia SA	(252,135)	(327,233)
CaixaBank SA	(23,066)	(89,018)
Cellnex Telecom SAU 144A †(c)	(39,156)	(667,124)
Grifols SA	(9,885)	(408,705)
Repsol SA	(28,096)	(327,688)
Telefonica SA	(22,490)	(272,848)

		(4,598,285)

Sweden - (0.7)%
Getinge AB, B Shares	(30,977)	(691,394)
Hexagon AB, B Shares	(4,580)	(139,926)
Meda AB, A Shares	(4,364)	(62,412)
Nordea Bank AB	(10,746)	(119,888)
Skandinaviska Enskilda Banken AB, Class A	(10,420)	(111,444)
Svenska Handelsbanken AB, A Shares	(19,012)	(272,724)
Swedbank AB, A Shares	(5,153)	(113,986)
Swedish Match AB	(3,156)	(95,401)
Telefonaktiebolaget LM Ericsson, B Shares	(17,331)	(170,011)
Volvo AB, B Shares	(19,918)	(190,798)

		(1,967,984)

	SHARES	VALUE (Note 5)
Switzerland - (3.2)%
ABB Ltd. †	(5,288)	$(93,563)
Aryzta AG †	(8,625)	(365,557)
Barry Callebaut AG †	(144)	(156,798)
Chocoladefabriken Lindt & Spruengli AG †	(25)	(146,579)
Cie Financiere Richemont SA	(15,250)	(1,186,617)
Credit Suisse Group AG †	(22,097)	(531,142)
Dufry AG †	(10,518)	(1,231,579)
LafargeHolcim Ltd. †	(31,759)	(1,664,809)
STMicroelectronics NV	(50,893)	(347,703)
Swatch Group AG/The	(6,131)	(2,273,807)
Swisscom AG	(700)	(349,347)
UBS Group AG	(25,303)	(467,805)

		(8,815,306)

United Kingdom - (0.4)%
CNH Industrial NV	(179,625)	(1,170,861)

United States - (0.4)%
Valeant Pharmaceuticals International, Inc. (1)†	(6,582)	(1,174,846)

TOTAL COMMON STOCKS SOLD SHORT (proceeds $69,695,106)		(60,971,615)

PREFERRED STOCKS - (0.3)%

Germany - (0.3)%
Henkel AG & Co. KGaA	(993)	(102,274)
Volkswagen AG	(7,399)	(812,764)

TOTAL PREFERRED STOCKS SOLD SHORT (proceeds $1,572,480)		(915,038)

TOTAL SECURITIES SOLD SHORT, AT VALUE (proceeds $71,267,586)		(61,886,653)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT - 75.8% (cost $204,472,912)		209,304,644

OTHER ASSETS IN EXCESS OF LIABILITIES - 24.2% (g)		66,756,576

NET ASSETS - 100.0%		$276,061,220

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2015 (Unaudited)

AQR LONG-SHORT EQUITY FUND

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$1,413,089	0.5%
Consumer Staples	1,182,434	0.4
Energy	(9,334,488)	(3.3)
Financials	1,375,142	0.5
Health Care	6,672,995	2.4
Industrials	9,790,115	3.5
Information Technology	(329,531)	(0.1)
Materials	(1,885,523)	(0.7)
Telecommunication Services	2,493,299	0.9
Utilities	(3,479,594)	(1.3)
Money Market Funds	122,715,583	44.5
Short-Term Investments	78,691,123	28.5

Total Investments In Securities, At Value	209,304,644	75.8
Other Assets in Excess of Liabilities (g)	66,756,576	24.2

Net Assets	$276,061,220	100.0%

†	Non-income producing security.
(a)	All or a portion of this security has been segregated as collateral for securities sold short and can be sold or replaced subject to the broker’s right to re-hypothecate. At September 30, 2015, the value of these securities was $37,695,253. In addition, $20,688,999 of cash collateral was pledged.
(b)	Represents less than 0.05% of net assets.
(c)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund Advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(d)	Represents annualized seven-day yield as of the close of the reporting period.
(e)	All or a portion of the security is pledged as collateral to the brokers for forward foreign currency exchange and swap contracts.
(f)	The rate shown is the effective yield at the date of purchase.
(g)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 5).

The following abbreviations are used in portfolio descriptions:

144A - Restricted Security

CVA - Dutch Certification

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2015 (Unaudited)

AQR LONG-SHORT EQUITY FUND

Total return swap contract outstanding as of September 30, 2015:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Goldman Sachs	Swiss Market Index December Futures	12/2015	CHF	5,814,056	$(130,171)

Open futures contracts outstanding at September 30, 2015:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
25	Barclays Capital	Amsterdam Index Futures	10/2015	$2,380,754	$2,353,524	$(27,230)
131	Barclays Capital	CAC40 Index Futures	10/2015	6,630,738	6,516,079	(114,659)
20	Barclays Capital	DAX Index Futures	12/2015	5,668,432	5,396,763	(271,669)
128	Barclays Capital	FTSE 100 Index Futures	12/2015	11,657,843	11,653,742	(4,101)
15	Barclays Capital	FTSE/MIB Index Futures	12/2015	1,793,880	1,779,935	(13,945)
15	Barclays Capital	Hang Seng Index Futures	10/2015	2,038,027	2,012,116	(25,911)
18	Barclays Capital	IBEX 35 Index Futures	10/2015	1,938,232	1,918,859	(19,373)
18	Barclays Capital	MSCI Singapore Index Futures	10/2015	795,211	790,555	(4,656)
127	Barclays Capital	OMXS30 Index Futures	10/2015	2,216,619	2,147,784	(68,835)
942	Barclays Capital	S&P 500 E-Mini Futures	12/2015	91,404,886	89,899,770	(1,505,116)
42	Barclays Capital	S&P/Toronto Stock Exchange 60 Index Futures	12/2015	4,948,823	4,909,704	(39,119)
43	Barclays Capital	SPI 200 Index Futures	12/2015	3,792,551	3,777,994	(14,557)
111	Barclays Capital	TOPIX Index Futures	12/2015	13,269,038	13,060,184	(208,854)

				$148,535,034	$146,217,009	$(2,318,025)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2015 (Unaudited)

AQR LONG-SHORT EQUITY FUND

Forward foreign currency exchange contracts outstanding as of September 30, 2015:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 12/16/15	CitiBank	AUD	2,061,500	$1,455,897	$1,441,055	$(14,842)
Australian Dollar, Expiring 12/16/15	Credit Suisse International	AUD	2,061,500	1,455,962	1,441,057	(14,905)
Canadian Dollar, Expiring 12/16/15	CitiBank	CAD	3,150,206	2,380,786	2,359,829	(20,957)
Canadian Dollar, Expiring 12/16/15	Credit Suisse International	CAD	6,573,204	4,947,482	4,924,008	(23,474)
Swiss Franc, Expiring 12/16/15	CitiBank	CHF	2,469,791	2,550,699	2,541,370	(9,329)
Swiss Franc, Expiring 12/16/15	Credit Suisse International	CHF	3,543,791	3,659,663	3,646,496	(13,167)
Danish Krone, Expiring 12/16/15	CitiBank	DKK	450,500	68,242	67,594	(648)
Danish Krone, Expiring 12/16/15	Credit Suisse International	DKK	450,500	68,209	67,594	(615)
Euro, Expiring 12/16/15	CitiBank	EUR	3,946,940	4,429,910	4,416,162	(13,748)
Euro, Expiring 12/16/15	Credit Suisse International	EUR	5,872,940	6,594,796	6,571,128	(23,668)
British Pound, Expiring 12/16/15	CitiBank	GBP	3,073,001	4,695,365	4,647,254	(48,111)
British Pound, Expiring 12/16/15	Credit Suisse International	GBP	3,073,000	4,695,332	4,647,252	(48,080)
Hong Kong Dollar, Expiring 12/16/15	CitiBank	HKD	9,050,500	1,167,625	1,167,746	121
Hong Kong Dollar, Expiring 12/16/15	Credit Suisse International	HKD	9,406,500	1,213,532	1,213,679	147
Israeli Shekel, Expiring 12/16/15	CitiBank	ILS	575,000	145,979	146,732	753
Israeli Shekel, Expiring 12/16/15	Credit Suisse International	ILS	628,000	159,729	160,257	528
Japanese Yen, Expiring 12/16/15	CitiBank	JPY	633,461,501	5,273,120	5,287,545	14,425
Japanese Yen, Expiring 12/16/15	Credit Suisse International	JPY	633,461,500	5,273,055	5,287,544	14,489
Norwegian Krone, Expiring 12/16/15	CitiBank	NOK	827,757	100,129	97,114	(3,015)
Norwegian Krone, Expiring 12/16/15	Credit Suisse International	NOK	844,758	102,129	99,108	(3,021)
New Zealand Dollar, Expiring 12/16/15	CitiBank	NZD	51,500	32,734	32,744	10
New Zealand Dollar, Expiring 12/16/15	Credit Suisse International	NZD	51,499	32,730	32,743	13
Swedish Krona, Expiring 12/16/15	CitiBank	SEK	763,500	91,306	91,388	82
Swedish Krona, Expiring 12/16/15	Credit Suisse International	SEK	763,500	91,295	91,388	93
Singapore Dollar, Expiring 12/16/15	CitiBank	SGD	821,858	581,785	576,051	(5,734)
Singapore Dollar, Expiring 12/16/15	Credit Suisse International	SGD	2,555,857	1,801,983	1,791,431	(10,552)

				$53,069,474	$52,846,269	$(223,205)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2015 (Unaudited)

AQR LONG-SHORT EQUITY FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Canadian Dollar, Expiring 12/16/15	Credit Suisse International	CAD	(1,036,000)	$(781,695)	$(776,071)	$5,624
Danish Krone, Expiring 12/16/15	CitiBank	DKK	(6,256,279)	(937,507)	(938,709)	(1,202)
Danish Krone, Expiring 12/16/15	Credit Suisse International	DKK	(12,384,278)	(1,858,577)	(1,858,170)	407
Euro, Expiring 12/16/15	Credit Suisse International	EUR	(2,150,000)	(2,416,889)	(2,405,597)	11,292
Hong Kong Dollar, Expiring 12/16/15	Credit Suisse International	HKD	(411,000)	(53,026)	(53,030)	(4)
Norwegian Krone, Expiring 12/16/15	Credit Suisse International	NOK	(1,278,000)	(154,607)	(149,938)	4,669
Swedish Krona, Expiring 12/16/15	CitiBank	SEK	(6,602,119)	(783,992)	(790,248)	(6,256)
Swedish Krona, Expiring 12/16/15	Credit Suisse International	SEK	(14,068,119)	(1,673,427)	(1,683,901)	(10,474)

				(8,659,720)	(8,655,664)	4,056

				$44,409,754	$44,190,605	$(219,149)

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

ILS - Israeli Shekel

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

SGD - Singapore Dollar

USD - United States Dollar

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2015 (Unaudited)

AQR LONG-SHORT EQUITY FUND

Total Return Basket Swaps* Outstanding at September 30, 2015

COUNTERPARTY	DESCRIPTION	TERMINATION DATE* *	VALUE (Note 5)
Deutsche Bank	The Fund receives the total return on a portfolio of long and short positions and pays the JPY/USD 1 Week Forward FX Swap Rate plus or minus a specified spread, which is denominated in JPY based on the local currencies of the positions within the swap.	38 months maturity 08/22/2016	$1,737,670

*	See the accompanying “Additional Information — Total Return Basket Swap” for further details.
**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2015.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2015 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks

Japan
ABC-Mart, Inc.	800	$47,177	$(2,453)
Ajinomoto Co., Inc.	24,000	528,035	(21,923)
Aozora Bank Ltd.	113,000	415,211	(23,292)
Asahi Glass Co., Ltd.	8,000	49,794	(3,047)
Asahi Kasei Corp.	24,000	198,891	(29,657)
Astellas Pharma, Inc.	29,500	422,457	(40,606)
Bandai Namco Holdings, Inc.	49,100	1,094,596	44,953
Bank of Kyoto Ltd./The	14,000	163,198	(20,807)
Bank of Yokohama Ltd./The	44,000	268,236	(803)
Bridgestone Corp.	4,400	166,297	(14,030)
Brother Industries Ltd.	13,500	180,474	(17,745)
Calbee, Inc.	13,700	531,374	(88,042)
Central Japan Railway Co.	3,000	457,693	25,990
Chiba Bank Ltd./The	16,000	124,539	(10,921)
Chubu Electric Power Co., Inc.	67,700	1,082,791	(84,607)
Chugoku Bank Ltd./The	7,800	121,863	(6,100)
Dai Nippon Printing Co., Ltd.	10,000	86,635	9,989
Daicel Corp.	35,700	422,807	15,439
Daihatsu Motor Co., Ltd.	3,900	61,078	(15,965)
Dai-ichi Life Insurance Co., Ltd./The	75,100	1,258,534	(62,954)
DeNA Co., Ltd.	20,500	401,418	(20,948)
Dentsu, Inc.	900	32,383	13,805
Disco Corp.	6,000	547,087	(125,097)
Don Quijote Holdings Co., Ltd.	10,800	426,460	(19,562)
Electric Power Development Co., Ltd.	1,500	43,125	2,654
Ezaki Glico Co., Ltd.	1,400	73,449	(8,748)
FamilyMart Co., Ltd.	2,100	99,601	(3,856)
Fuji Electric Co., Ltd.	57,000	230,667	(23,946)
Fuji Heavy Industries Ltd.	38,500	1,230,508	154,895
FUJIFILM Holdings Corp.	6,100	188,272	39,759
Fujitsu Ltd.	59,000	325,223	(68,585)
Fukuoka Financial Group, Inc.	10,000	45,790	1,839
Gunma Bank Ltd./The	43,000	308,716	(33,499)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Hachijuni Bank Ltd./The	42,000	$316,602	$(18,477)
Hakuhodo DY Holdings, Inc.	25,400	259,518	(18,706)
Haseko Corp.	116,200	1,458,725	(142,371)
Hiroshima Bank Ltd./The	27,000	161,371	(5,330)
Hitachi Chemical Co., Ltd.	3,300	50,528	(4,997)
Hitachi High-Technologies Corp.	38,900	968,534	(126,220)
Hitachi Metals Ltd.	11,900	190,163	(51,970)
Hokuhoku Financial Group, Inc.	159,000	383,917	(19,858)
Hoshizaki Electric Co., Ltd.	2,300	147,633	13,589
Hoya Corp.	45,700	1,721,857	(225,095)
Ibiden Co., Ltd.	10,400	177,897	(41,747)
Idemitsu Kosan Co., Ltd.	7,600	114,179	2,240
Iida Group Holdings Co., Ltd.	13,800	256,359	(40,466)
Inpex Corp.	5,200	45,055	1,437
Isuzu Motors Ltd.	53,000	627,602	(95,374)
ITOCHU Corp.	33,000	416,948	(68,097)
Itochu Techno-Solutions Corp.	11,600	257,957	(10,562)
Iyo Bank Ltd./The	16,100	198,145	(13,064)
Izumi Co., Ltd.	11,600	521,354	(51,802)
Japan Airlines Co., Ltd.	54,400	1,749,355	175,585
Japan Petroleum Exploration Co., Ltd.	7,800	224,499	(18,438)
Joyo Bank Ltd./The	42,000	242,984	(21,721)
JSR Corp.	20,200	342,799	(51,618)
JTEKT Corp.	5,400	74,968	637
Kajima Corp.	58,000	245,456	62,342
Kaken Pharmaceutical Co., Ltd.	8,500	844,962	(56,013)
Kamigumi Co., Ltd.	38,000	334,224	(22,849)
KDDI Corp.	9,300	247,410	(39,247)
Keisei Electric Railway Co., Ltd.	4,000	50,366	(6,486)
Kewpie Corp.	19,400	444,041	(58,176)
Keyence Corp.	200	80,631	8,684
Kobayashi Pharmaceutical Co., Ltd.	700	55,376	(2,579)
Kobe Steel Ltd.	125,000	202,387	(66,853)
Koito Manufacturing Co., Ltd.	7,700	276,123	(24,514)
Konami Corp.	34,700	729,036	20,909
Konica Minolta, Inc.	61,700	699,585	(49,590)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2015 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
LIXIL Group Corp.	20,500	$427,554	$(10,334)
M3, Inc.	7,100	175,831	(34,734)
Mabuchi Motor Co., Ltd.	13,300	588,026	(10,545)
Mazda Motor Corp.	15,500	329,435	(84,515)
Medipal Holdings Corp.	80,200	1,454,560	(182,027)
MEIJI Holdings Co., Ltd.	1,800	79,490	52,505
MISUMI Group, Inc.	38,000	454,874	(62,717)
Mitsubishi Chemical Holdings Corp.	37,100	219,508	(25,787)
Mitsubishi Electric Corp.	137,000	1,516,163	(261,169)
Mitsubishi Materials Corp.	15,000	40,249	5,327
Mitsubishi Motors Corp.	96,800	880,314	(139,958)
Mitsubishi Tanabe Pharma Corp.	96,900	1,681,015	29,044
Mitsubishi UFJ Financial Group, Inc.	47,400	345,929	(59,527)
Mixi, Inc.	19,200	711,088	(54,006)
Mizuho Financial Group, Inc.	108,000	239,772	(37,747)
MS&AD Insurance Group Holdings, Inc.	26,300	774,334	(68,708)
Murata Manufacturing Co., Ltd.	4,300	584,394	(28,943)
Nexon Co., Ltd.	38,000	533,916	(25,872)
NHK Spring Co., Ltd.	50,600	517,792	(27,150)
Nintendo Co., Ltd.	3,700	727,579	(103,938)
Nippon Express Co., Ltd.	216,000	1,107,247	(75,122)
Nippon Shokubai Co., Ltd.	4,600	324,445	(11,626)
Nippon Telegraph & Telephone Corp.	16,100	551,506	15,595
Nippon Yusen KK	93,000	284,225	(68,703)
Nissin Foods Holdings Co., Ltd.	1,000	48,677	(2,674)
Nitori Holdings Co., Ltd.	2,700	158,127	53,294
Nitto Denko Corp.	5,400	362,834	(39,413)
NOK Corp.	70,200	2,043,117	(524,291)
Nomura Research Institute Ltd.	13,640	516,869	6,733
Obic Co., Ltd.	5,700	260,229	514
Omron Corp.	4,500	168,749	(33,289)
Oracle Corp. Japan	4,400	187,261	(1,453)
ORIX Corp.	59,200	861,190	(97,549)
Osaka Gas Co., Ltd.	36,000	136,336	155
Otsuka Corp.	18,200	849,503	37,268

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Otsuka Holdings Co., Ltd.	35,700	$1,224,171	$(84,214)
Panasonic Corp.	85,300	1,033,938	(170,691)
Park24 Co., Ltd.	12,600	225,258	11,216
Pigeon Corp.	2,000	45,534	1,197
Pola Orbis Holdings, Inc.	28,100	1,733,084	14,442
Recruit Holdings Co., Ltd.	14,900	470,157	(23,391)
Resona Holdings, Inc.	81,100	428,075	(14,850)
Rohm Co., Ltd.	6,400	337,760	(53,151)
Sankyo Co., Ltd.	2,800	104,809	(5,195)
Santen Pharmaceutical Co., Ltd.	49,700	672,036	(4,783)
Seiko Epson Corp.	8,500	156,209	(35,968)
Sekisui Chemical Co., Ltd.	104,000	1,267,509	(172,856)
Seven & i Holdings Co., Ltd.	5,000	219,861	8,305
Seven Bank Ltd.	11,500	50,954	(1,181)
Shimadzu Corp.	46,000	659,705	4,409
Shimamura Co., Ltd.	9,900	1,022,072	44,302
Shimizu Corp.	32,000	221,339	53,419
Shinsei Bank Ltd.	28,000	57,613	(55)
Sojitz Corp.	450,000	984,118	(145,802)
Sompo Japan Nipponkoa Holdings, Inc.	28,700	1,013,232	(179,645)
Sony Corp.	27,500	753,809	(79,726)
Sony Financial Holdings, Inc.	8,100	147,839	(14,894)
Sugi Holdings Co., Ltd.	8,400	416,691	(39,686)
Sumitomo Chemical Co., Ltd.	32,000	193,838	(32,023)
Sumitomo Electric Industries Ltd.	3,600	49,211	(3,155)
Sumitomo Heavy Industries Ltd.	186,000	1,092,113	(355,071)
Sumitomo Mitsui Financial Group, Inc.	12,900	585,749	(96,577)
Sumitomo Rubber Industries Ltd.	41,700	702,004	(123,159)
Suruga Bank Ltd.	15,900	332,533	(36,675)
Suzuken Co., Ltd./Aichi Japan	15,900	568,588	(38,370)
Suzuki Motor Corp.	8,300	230,061	25,164
T&D Holdings, Inc.	32,300	415,151	(33,627)
Taiheiyo Cement Corp.	59,000	191,621	(14,835)
TDK Corp.	6,100	422,593	(77,590)
Teijin Ltd.	40,000	152,865	(31,366)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2015 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
THK Co., Ltd.	21,300	$457,218	$(117,941)
Tohoku Electric Power Co., Inc.	129,400	1,709,807	43,761
Tokio Marine Holdings, Inc.	11,200	441,959	(23,527)
Tokyo Electric Power Co., Inc.	182,400	851,551	366,813
Tokyo Gas Co., Ltd.	63,000	324,753	(20,002)
TonenGeneral Sekiyu KK	14,000	130,756	4,917
Toppan Printing Co., Ltd.	15,000	120,483	349
Tosoh Corp.	15,000	70,699	1,489
Toyo Suisan Kaisha Ltd.	6,600	245,008	5,211
Trend Micro, Inc.	1,300	45,879	43
Tsuruha Holdings, Inc.	7,800	673,260	(1,071)
West Japan Railway Co.	4,000	185,373	65,331
Yamaguchi Financial Group, Inc.	15,000	196,697	(12,828)
Yamaha Corp.	5,300	102,691	14,694
Yamaha Motor Co., Ltd.	31,100	611,217	14,461

			(4,740,411)

Total of Long Equity Positions			(4,740,411)

Short Positions

Common Stocks

Japan
Acom Co., Ltd.	(211,000)	(689,149)	(390,512)
Advantest Corp.	(6,300)	(78,855)	33,560
Aeon Co., Ltd.	(64,700)	(674,650)	(329,100)
AEON Financial Service Co., Ltd.	(26,700)	(543,485)	15,199
Aisin Seiki Co., Ltd.	(1,600)	(76,245)	22,561
Alps Electric Co., Ltd.	(3,600)	(103,062)	1,398
ANA Holdings, Inc.	(107,000)	(306,858)	7,105
Asahi Group Holdings Ltd.	(22,700)	(713,940)	(22,522)
Asics Corp.	(1,900)	(30,695)	(14,590)
Canon, Inc.	(19,400)	(632,109)	70,916
Chiyoda Corp.	(114,000)	(1,015,534)	236,490
Chugai Pharmaceutical Co., Ltd.	(6,000)	(219,716)	35,436
Chugoku Electric Power Co., Inc./The	(11,800)	(183,603)	20,962
Citizen Holdings Co., Ltd.	(32,700)	(244,395)	18,397

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Credit Saison Co., Ltd.	(22,200)	$(427,387)	$24,076
Daikin Industries Ltd.	(19,100)	(1,319,825)	248,583
Daiwa Securities Group, Inc.	(29,000)	(226,741)	39,096
Denso Corp.	(38,800)	(1,857,723)	214,199
Eisai Co., Ltd.	(4,200)	(233,129)	(14,678)
Fast Retailing Co., Ltd.	(1,600)	(576,491)	(74,324)
Hirose Electric Co., Ltd.	(2,200)	(306,330)	66,829
Hitachi Construction Machinery Co., Ltd.	(3,900)	(61,732)	9,462
Hitachi Ltd.	(106,000)	(662,008)	127,129
Honda Motor Co., Ltd.	(59,000)	(1,991,967)	231,011
IHI Corp.	(422,000)	(1,739,913)	655,527
Isetan Mitsukoshi Holdings Ltd.	(52,500)	(725,949)	(61,776)
J Front Retailing Co., Ltd.	(23,200)	(309,525)	(66,282)
Japan Airport Terminal Co., Ltd.	(18,000)	(885,122)	107,151
Japan Display, Inc.	(120,900)	(407,339)	59,069
Japan Tobacco, Inc.	(22,000)	(833,498)	151,054
JFE Holdings, Inc.	(4,500)	(84,109)	25,007
JGC Corp.	(41,000)	(783,530)	239,576
Kakaku.com, Inc.	(14,400)	(219,556)	(14,307)
Kansai Electric Power Co., Inc./The	(36,200)	(371,964)	(30,480)
Kao Corp.	(9,200)	(402,587)	(14,457)
Kawasaki Heavy Industries Ltd.	(13,000)	(52,702)	7,822
Keihan Electric Railway Co., Ltd.	(12,000)	(78,867)	(1,170)
Keio Corp.	(82,000)	(631,576)	48,599
Kikkoman Corp.	(3,000)	(93,711)	11,082
Kintetsu Group Holdings Co., Ltd.	(147,000)	(520,914)	(7,087)
Kirin Holdings Co., Ltd.	(27,800)	(408,736)	44,092
Komatsu Ltd.	(13,700)	(272,350)	71,256
Kubota Corp.	(60,000)	(976,034)	150,289
Kyocera Corp.	(3,400)	(175,492)	19,772
Kyowa Hakko Kirin Co., Ltd.	(3,000)	(40,768)	(3,955)
Kyushu Electric Power Co., Inc.	(200,600)	(2,296,174)	107,542
Makita Corp.	(1,600)	(87,825)	2,716
Marubeni Corp.	(43,500)	(245,459)	32,336
Marui Group Co., Ltd.	(151,400)	(1,702,604)	(123,610)
Minebea Co., Ltd.	(86,000)	(1,289,413)	376,489

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2015 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Mitsubishi Heavy Industries Ltd.	(49,000)	$(280,188)	$61,048
Mitsubishi Logistics Corp.	(42,000)	(538,741)	51,708
Mitsui Chemicals, Inc.	(19,000)	(38,546)	(22,349)
Mitsui OSK Lines Ltd.	(698,000)	(2,132,330)	455,702
NGK Insulators Ltd.	(5,000)	(123,699)	28,022
NGK Spark Plug Co., Ltd.	(57,400)	(1,521,493)	203,828
Nidec Corp.	(22,300)	(1,657,243)	123,762
Nippon Electric Glass Co., Ltd.	(84,000)	(376,138)	(29,597)
Nippon Paint Holdings Co., Ltd.	(39,100)	(983,770)	299,919
Nissan Motor Co., Ltd.	(29,700)	(265,805)	(7,275)
Nomura Holdings, Inc.	(29,700)	(165,056)	(7,334)
Obayashi Corp.	(49,000)	(291,857)	(126,220)
Odakyu Electric Railway Co., Ltd.	(60,000)	(559,798)	19,472
Olympus Corp.	(29,800)	(1,103,083)	173,373
Ono Pharmaceutical Co., Ltd.	(1,500)	(160,031)	(17,817)
Oriental Land Co., Ltd.	(18,200)	(975,214)	(41,129)
Rakuten, Inc.	(47,600)	(518,419)	(90,026)
Ricoh Co., Ltd.	(329,700)	(3,363,155)	35,519
Secom Co., Ltd.	(800)	(49,973)	1,861
Sega Sammy Holdings, Inc.	(21,400)	(302,335)	93,498
Seibu Holdings, Inc.	(30,800)	(734,350)	110,183
Shikoku Electric Power Co., Inc.	(3,100)	(49,154)	(1,401)
Shimano, Inc.	(1,700)	(244,541)	5,698
Shiseido Co., Ltd.	(32,900)	(760,743)	43,303
Showa Shell Sekiyu KK	(5,800)	(53,145)	7,425
SoftBank Group Corp.	(26,400)	(1,606,119)	385,388
Sohgo Security Services Co., Ltd.	(5,900)	(255,846)	(13,595)
Stanley Electric Co., Ltd.	(13,600)	(279,039)	7,698
Sumco Corp.	(132,300)	(1,783,614)	597,025
Sumitomo Corp.	(20,300)	(217,078)	20,769
Sumitomo Dainippon Pharma Co., Ltd.	(44,900)	(543,141)	94,269
Suntory Beverage & Food Ltd.	(22,000)	(951,527)	106,307

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Sysmex Corp.	(1,000)	$(63,647)	$10,836
Takashimaya Co., Ltd.	(84,000)	(750,318)	71,609
Terumo Corp.	(45,600)	(1,145,107)	(145,497)
Tobu Railway Co., Ltd.	(12,000)	(52,191)	642
Toray Industries, Inc.	(6,000)	(47,335)	(4,537)
Toshiba Corp.	(303,000)	(1,043,011)	279,676
TOTO Ltd.	(9,000)	(287,389)	6,916
Toyo Seikan Group Holdings Ltd.	(84,000)	(1,430,784)	93,718
Toyota Industries Corp.	(10,100)	(599,629)	119,184
Toyota Motor Corp.	(3,800)	(214,726)	(7,756)
Unicharm Corp.	(58,400)	(1,339,289)	304,915
Yahoo Japan Corp.	(174,600)	(648,577)	(16,124)
Yakult Honsha Co., Ltd.	(15,000)	(902,040)	154,854
Yamato Holdings Co., Ltd.	(88,100)	(1,812,114)	125,335
Yaskawa Electric Corp.	(132,700)	(1,562,846)	208,650
Yokogawa Electric Corp.	(27,700)	(336,143)	46,206
Yokohama Rubber Co., Ltd./The	(3,800)	(70,879)	3,858

			6,184,457

Total of Short Equity Positions			6,184,457

Total of Long and Short Equity Positions			1,444,046

Net Cash and Other Receivables/ (Payables) (b)			293,624

Swaps, at Value			$1,737,670

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2015 (Unaudited)

AQR LONG-SHORT EQUITY FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE* *	VALUE (Note 5)
Deutsche Bank	The Fund receives the total return on a portfolio of long and short positions and pays the GBP/USD 1 Week Forward FX Swap Rate plus or minus a specified spread, which is denominated in GBP based on the local currencies of the positions within the swap.	38 months maturity 08/19/2016	$2,320,486

**	The maturity dates are measured from the commencement of investment in each underlying swap positions.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2015.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2015 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks

Ireland
DCC PLC	18,830	$1,413,639	$9,276

Luxembourg
Regus PLC	9,958	45,507	822

South Africa
Mondi PLC	20,720	436,369	(2,095)

Switzerland
Coca-Cola HBC AG	11,329	226,481	13,339

United Kingdom
AA PLC	28,774	146,991	(23,532)
AstraZeneca PLC	5,751	387,751	(23,030)
BAE Systems PLC	32,463	224,139	(4,085)
Barratt Developments PLC	76,352	498,815	246,990
Bellway PLC	1,836	69,467	(288)
Berkeley Group Holdings PLC	15,581	677,937	110,781
Britvic PLC	4,533	45,870	716
BT Group PLC	100,569	655,053	(14,977)
Bunzl PLC	5,893	148,704	9,430
Burberry Group PLC	12,428	265,320	(7,704)
Close Brothers Group PLC	3,597	80,213	1,147
Compass Group PLC	8,742	136,186	3,449
Daily Mail & General Trust PLC	4,059	52,122	(5,812)
Direct Line Insurance Group PLC	22,570	111,810	16,255
Dixons Carphone PLC	7,293	49,102	(2,230)
Drax Group PLC	17,893	71,252	(5,147)
DS Smith PLC	180,148	1,061,784	14,392
easyJet PLC	1,719	40,846	5,556
GKN PLC	58,774	304,282	(65,550)
Hays PLC	26,521	66,659	(5,014)
Howden Joinery Group PLC	95,256	718,843	(15,918)
Imperial Tobacco Group PLC	13,622	648,196	56,045
Intermediate Capital Group PLC	31,304	258,621	(13,766)
International Consolidated Airlines Group SA	34,718	287,773	22,358
ITV PLC	12,718	35,734	11,659
John Wood Group PLC	25,148	236,160	(1,720)
Just Eat PLC	112,007	689,487	7,387
Kingfisher PLC	179,986	954,550	23,177
Man Group PLC	534,391	1,492,120	(251,664)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
Marks & Spencer Group PLC	67,321	$549,667	$(38,649)
Meggitt PLC	12,413	93,898	(4,349)
National Grid PLC	48,368	671,685	1,944
Next PLC	1,634	161,974	26,332
Pearson PLC	6,300	125,195	(17,510)
Persimmon PLC	38,678	987,296	189,921
Playtech PLC	14,711	201,434	(16,709)
Rentokil Initial PLC	107,836	243,109	(2,227)
Royal Mail PLC	68,892	509,052	(30,367)
Sky PLC	3,614	46,657	10,520
Smith & Nephew PLC	4,803	75,191	8,723
Smiths Group PLC	3,090	51,985	(4,903)
SSE PLC	2,579	62,314	(3,944)
Stagecoach Group PLC	75,763	428,682	(41,813)
Tate & Lyle PLC	5,397	48,574	(482)
Taylor Wimpey PLC	558,461	1,398,565	256,031
Thomas Cook Group PLC	138,041	306,919	(64,814)
Vedanta Resources PLC	36,567	320,254	(84,702)
Vodafone Group PLC	331,812	1,134,086	(87,523)
Whitbread PLC	717	44,523	6,273
William Hill PLC	33,190	193,877	(17,352)
WPP PLC	19,475	441,647	(36,196)

			137,109

Total of Long Equity Positions			158,451

Short Positions

Common Stocks

Ireland
Experian PLC	(18,534)	(319,590)	22,059

United Kingdom
Aberdeen Asset Management PLC	(67,495)	(425,172)	121,986
Admiral Group PLC	(50,729)	(1,182,415)	28,645
Aggreko PLC	(6,398)	(157,010)	64,775
Amec Foster Wheeler PLC	(16,744)	(205,177)	23,291
Anglo American PLC	(32,019)	(403,040)	135,582
Antofagasta PLC	(240,480)	(2,326,726)	505,163
ARM Holdings PLC	(112,504)	(1,614,214)	(2,157)
Ashtead Group PLC	(3,271)	(46,539)	282
ASOS PLC	(5,180)	(181,975)	(35,143)
Associated British Foods PLC	(11,520)	(554,893)	(28,124)
Aviva PLC	(34,079)	(251,895)	18,810

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2015 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
Babcock International Group PLC	(5,178)	$(75,169)	$3,535
Balfour Beatty PLC	(19,900)	(76,203)	438
British American Tobacco PLC	(40,236)	(2,188,073)	(31,978)
BTG PLC	(24,210)	(231,569)	(8,045)
Cable & Wireless Communications PLC	(212,877)	(188,742)	10,087
Capita PLC	(16,765)	(313,809)	9,323
Cobham PLC	(194,946)	(838,308)	(5,546)
Croda International PLC	(1,429)	(56,495)	(2,143)
Diageo PLC	(10,147)	(279,745)	7,126
Essentra PLC	(15,449)	(198,544)	14,467
Eurasian Resources Group	(15)	(51)	7
G4S PLC	(32,842)	(137,956)	23,145
Hargreaves Lansdown PLC	(136,101)	(2,354,378)	(134,682)
Inmarsat PLC	(36,595)	(446,792)	(97,611)
Intertek Group PLC	(11,865)	(471,376)	33,527
Johnson Matthey PLC	(1,260)	(50,270)	3,555
Legal & General Group PLC	(39,593)	(151,091)	8,328
Ocado Group PLC	(29,857)	(156,932)	12,057
Old Mutual PLC	(152,111)	(483,097)	47,168
Prudential PLC	(14,314)	(306,661)	4,685
Rolls-Royce Holdings PLC	(101,780)	(1,340,544)	296,467
Rolls-Royce Holdings PLC	(797,637)	(89)	(1,117)
Royal Bank of Scotland Group PLC	(11,305)	(56,232)	2,295
RSA Insurance Group PLC	(54,882)	(327,334)	(7,253)
SABMiller PLC	(2,461)	(127,571)	(11,790)
Serco Group PLC	(161,741)	(512,108)	262,186
Shire PLC	(3,498)	(264,940)	25,810
Spectris PLC	(3,965)	(107,923)	6,475
Sports Direct International PLC	(9,269)	(88,938)	(17,402)
St. James’s Place PLC	(37,725)	(549,407)	63,880

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
Standard Chartered PLC	(4,849)	$(81,060)	$34,001
Standard Life PLC	(151,454)	(985,218)	95,704
Tesco PLC	(769,819)	(2,388,015)	249,770
Weir Group PLC/The	(21,451)	(600,748)	220,176

			1,949,755

Total of Short Equity Positions			1,971,814

Total of Long and Short Equity Positions			2,130,265

Net Cash and Other Receivables/ (Payables) (b)			190,221

Swaps, at Value			$2,320,486

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2015 (Unaudited)

AQR LONG-SHORT EQUITY FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE* *	VALUE (Note 5)
Deutsche Bank	The Fund receives the total return on a portfolio of long and short positions and pays the HKD/USD 1Week Forward FX Swap Rate plus or minus a specified spread, which is denominated in HKD based on the local currencies of the positions within the swap.	37-38 months maturity ranging from 07/20/2016 - 08/22/2016	$749,423

**	The maturity dates are measured from the commencement of investment in each underlying swap positions.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2015.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2015 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks

Hong Kong
AIA Group Ltd.	31,600	$177,799	$(13,455)
Bank of East Asia Ltd./The	27,200	107,569	(16,120)
BOC Hong Kong Holdings Ltd.	125,500	423,452	(53,317)
CK Hutchison Holdings Ltd.	113,000	1,584,275	(114,412)
CLP Holdings Ltd.	143,000	1,223,649	(1,147)
Haitong International Securities Group Ltd.	214,000	104,463	2,172
Hang Lung Properties Ltd.	95,000	273,322	(59,633)
Hang Seng Bank Ltd.	5,500	109,831	(10,619)
Henderson Land Development Co., Ltd.	34,500	229,368	(23,069)
Kerry Properties Ltd.	149,000	517,058	(107,962)
Li & Fung Ltd.	500,000	442,755	(59,738)
MTR Corp. Ltd.	94,000	379,998	28,715
New World Development Co., Ltd.	518,000	613,839	(109,367)
Orient Overseas International Ltd.	57,000	291,220	(23,017)
Sino Land Co., Ltd.	298,000	482,566	(28,828)
Sun Hung Kai Properties Ltd.	30,000	406,876	(15,576)
Value Partners Group Ltd.	49,000	54,568	(8,469)
WH Group Ltd.	1,242,000	801,010	(182,921)
Yue Yuen Industrial Holdings Ltd.	110,000	399,188	10,063

			(786,700)

Total of Long Equity Positions			(786,700)

Short Positions

Common Stocks

Hong Kong
ASM Pacific Technology Ltd.	(90,900)	(735,914)	139,720
Cathay Pacific Airways Ltd.	(124,000)	(302,791)	69,277

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Hong Kong (continued)
Cheung Kong Property Holdings Ltd.	(57,500)	$(405,351)	$(15,913)
Esprit Holdings Ltd.	(184,300)	(165,263)	28,015
Galaxy Entertainment Group Ltd.	(372,000)	(1,436,429)	483,630
HKT Trust & HKT Ltd.	(759,000)	(905,259)	1,941
Hong Kong & China Gas Co., Ltd.	(1,135,120)	(2,306,908)	178,362
Hysan Development Co., Ltd.	(44,000)	(182,118)	(1,093)
MGM China Holdings Ltd.	(660,000)	(1,209,411)	440,563
Sands China Ltd.	(94,000)	(366,630)	81,109
SJM Holdings Ltd.	(240,000)	(268,179)	97,309
Swire Properties Ltd.	(214,200)	(666,858)	73,161
Techtronic Industries Co., Ltd.	(143,000)	(504,244)	(28,868)
Wheelock & Co., Ltd.	(11,000)	(52,257)	4,485
Wynn Macau Ltd.	(199,600)	(542,279)	313,915

			1,865,613

United States
Samsonite International SA	(172,200)	(555,947)	(6,782)

Total of Short Equity Positions			1,858,831

Total of Long and Short Equity Positions			1,072,131

Net Cash and Other Receivables/ (Payables) (b)			(322,708)

Swaps, at Value			$749,423

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2015 (Unaudited)

AQR LONG-SHORT EQUITY FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE* *	VALUE (Note 5)
Deutsche Bank	The Fund receives the total return on a portfolio of long and short positions and pays the AUD/USD Overnight Forward FX Swap Rate plus or minus a specified spread, which is denominated in AUD based on the local currencies of the positions within the swap.	38 months maturity 08/22/2016	$1,316,732

**	The maturity dates are measured from the commencement of investment in each underlying swap positions.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2015.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2015 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks

Australia
Amcor Ltd.	69,660	$615,060	$32,767
Ansell Ltd.	21,875	320,155	(30,494)
Aurizon Holdings Ltd.	51,360	181,869	(422)
Boral Ltd.	425,867	1,759,678	(175,804)
Caltex Australia Ltd.	50,941	1,188,926	(64,410)
Challenger Ltd.	29,189	140,631	6,675
CIMIC Group Ltd.	30,793	505,070	6,491
Coca-Cola Amatil Ltd.	90,742	573,310	1,951
Echo Entertainment Group Ltd.	308,392	992,982	62,264
Harvey Norman Holdings Ltd.	129,438	381,164	(26,613)
Iluka Resources Ltd.	16,803	83,054	(9,234)
Macquarie Group Ltd.	7,781	306,361	115,332
Orica Ltd.	12,204	132,975	(3,449)
Qantas Airways Ltd.	646,707	1,388,653	309,195
Sonic Healthcare Ltd.	3,467	46,934	(2,340)
Tabcorp Holdings Ltd.	161,254	529,882	994
Tatts Group Ltd.	35,842	90,665	4,430
Telstra Corp. Ltd.	109,729	438,525	(4,690)
Treasury Wine Estates Ltd.	281,030	1,150,563	151,651
Woodside Petroleum Ltd.	78,521	1,857,930	(250,884)
WorleyParsons Ltd.	20,083	128,078	(44,006)

			79,404

Ireland
James Hardie Industries PLC	3,707	37,174	7,573

New Zealand
Fletcher Building Ltd.	121,471	560,128	(27,792)
Spark New Zealand Ltd.	160,423	317,523	(11,622)

			(39,414)

Total of Long Equity Positions			47,563

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Short Positions

Common Stocks

Australia
Alumina Ltd.	(193,111)	$(185,490)	$31,855
AMP Ltd.	(122,816)	(527,394)	45,024
APA Group	(21,419)	(126,006)	(3,267)
AusNet Services	(356,794)	(329,463)	(13,484)
Brambles Ltd.	(51,894)	(396,891)	40,407
Cochlear Ltd.	(2,069)	(122,130)	386
Crown Resorts Ltd.	(46,832)	(433,953)	106,388
Flight Centre Travel Group Ltd.	(4,008)	(104,591)	2,505
Healthscope Ltd.	(75,310)	(141,486)	6,125
Insurance Australia Group Ltd.	(165,159)	(609,130)	44,431
Medibank Pvt Ltd.	(71,041)	(117,047)	(3,981)
QBE Insurance Group Ltd.	(49,369)	(440,336)	(9,257)
Ramsay Health Care Ltd.	(6,484)	(281,074)	13,648
REA Group Ltd.	(18,350)	(565,323)	(9,310)
Santos Ltd.	(111,884)	(417,110)	100,496
Seek Ltd.	(539,637)	(5,669,991)	1,096,658
TPG Telecom Ltd.	(18,167)	(121,089)	(18,149)
Westpac Banking Corp.	(12,085)	(290,192)	36,324
Woolworths Ltd.	(71,084)	(1,237,263)	(8,740)

			1,458,059

Total of Short Equity Positions			1,458,059

Total of Long and Short Equity Positions			1,505,622

Net Cash and Other Receivables/ (Payables) (b)			(188,890)

Swaps, at Value			$1,316,732

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2015 (Unaudited)

AQR LONG-SHORT EQUITY FUND

Total Return Basket Swaps* Outstanding at September 30, 2015

COUNTERPARTY	DESCRIPTION	TERMINATION DATE* *	VALUE (Note 5)
Goldman Sachs	The Fund receives the total return on a portfolio of long and short positions and pays the LIBOR, plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swap.	17-25 months maturity 02/23/2017	$11,988,950

*	See the accompanying “Additional Information — Total Return Basket Swap” for further details.
**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2015.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2015 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks

Canada
Domtar Corp.	12,565	$539,733	$(90,535)

Ireland
Accenture PLC	4,885	472,395	7,605
Medtronic PLC	7,237	545,143	(60,698)
Seagate Technology PLC	2,601	109,932	6,593
XL Group PLC	12,690	467,463	(6,563)

			(53,063)

Puerto Rico
Popular, Inc.	2,829	85,707	(187)

Singapore
Flextronics International Ltd.	106,241	1,235,431	(115,651)

Switzerland
ACE Ltd.	3,483	361,518	(1,376)
Allied World Assurance Co. Holdings AG	4,452	183,599	(13,667)
Garmin Ltd.	1,313	53,718	(6,607)
TE Connectivity Ltd.	3,900	277,056	(43,485)

			(65,135)

United Kingdom
Delphi Automotive PLC	4,800	376,800	(11,808)
Michael Kors Holdings Ltd.	15,542	665,392	(8,898)

			(20,706)

United States
3M Co.	16,419	2,547,983	(220,262)
Abbott Laboratories	53,860	2,495,327	(329,078)
Activision Blizzard, Inc.	17,700	415,773	130,980
Acuity Brands, Inc.	500	81,745	6,045
Adobe Systems, Inc.	1,000	77,130	5,090
AES Corp.	4,714	53,298	(7,148)
Aetna, Inc.	27,011	2,962,319	(7,045)
Aflac, Inc.	42,549	2,604,976	(131,603)
AGCO Corp.	3,497	174,053	(10,988)
Agilent Technologies, Inc.	58,425	2,179,448	(173,718)
Akamai Technologies, Inc.	13,800	987,029	(34,001)
Alaska Air Group, Inc.	3,000	186,690	51,660
Alcoa, Inc.	6,221	57,927	2,168
Alleghany Corp.	562	270,088	(7,010)
Alliant Energy Corp.	4,589	281,926	(13,516)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Allstate Corp./The	33,473	$2,135,225	$(185,758)
Ally Financial, Inc.	8,801	184,513	(5,149)
Altria Group, Inc.	23,203	1,180,737	81,506
Amazon.com, Inc.	1,936	932,380	58,639
Amdocs Ltd.	34,373	1,874,251	80,886
AMERCO	537	203,100	8,194
Ameren Corp.	13,143	526,104	29,450
American Electric Power Co., Inc.	12,305	697,079	2,583
American Express Co.	3,681	291,891	(19,018)
American Financial Group, Inc.	1,166	80,896	(547)
American International Group, Inc.	14,754	884,482	(46,159)
Ameriprise Financial, Inc.	14,420	1,807,864	(234,209)
AmerisourceBergen Corp.	25,265	2,773,146	(373,224)
Amgen, Inc.	16,963	2,652,051	(305,729)
Analog Devices, Inc.	3,594	205,387	(2,650)
ANSYS, Inc.	966	83,604	1,539
Anthem, Inc.	15,211	2,322,379	(192,839)
AO Smith Corp.	17,266	1,146,012	(20,441)
Apollo Education Group, Inc.	48,977	738,463	(196,777)
Apple, Inc.	8,802	1,082,373	(111,512)
Applied Materials, Inc.	16,465	319,311	(77,440)
Archer-Daniels-Midland Co.	40,570	1,912,664	(231,037)
Arrow Electronics, Inc.	21,885	1,282,038	(72,235)
Ashland, Inc.	1,420	172,846	(29,965)
Aspen Insurance Holdings Ltd.	2,868	137,970	(4,695)
Assurant, Inc.	14,092	985,933	127,476
Assured Guaranty Ltd.	73,581	1,820,305	19,220
Atwood Oceanics, Inc.	19,525	418,135	(128,969)
Automatic Data Processing, Inc.	6,928	583,716	(26,982)
Avery Dennison Corp.	14,645	886,556	(58,088)
Avnet, Inc.	35,505	1,521,870	(6,516)
Avon Products, Inc.	166,071	799,092	(259,361)
Axis Capital Holdings Ltd.	7,851	452,016	(30,260)
Bank of America Corp.	35,497	623,562	(70,518)
Baxter International, Inc.	7,382	279,816	(37,317)
BB&T Corp.	1,327	52,966	(5,725)
Becton Dickinson and Co.	2,779	398,172	(29,510)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2015 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Bed Bath & Beyond, Inc.	3,257	$229,009	$(43,295)
Bemis Co., Inc.	32,563	1,446,797	(158,279)
Best Buy Co., Inc.	41,197	1,459,595	69,637
Big Lots, Inc.	19,000	913,140	(2,660)
Biogen, Inc.	8,085	2,824,751	(465,467)
BioMarin Pharmaceutical, Inc.	2,156	261,306	(34,236)
Bio-Rad Laboratories, Inc.	4,137	597,879	(42,239)
BlackRock, Inc.	858	271,633	(16,404)
Boeing Co./The	10,357	1,414,497	(58,248)
Boston Scientific Corp.	16,761	248,919	26,129
Brinker International, Inc.	7,162	398,262	(21,039)
Bristol-Myers Squibb Co.	7,346	480,306	(45,423)
Broadridge Financial Solutions, Inc.	24,585	1,305,929	54,851
Brocade Communications Systems, Inc.	201,755	2,283,681	(189,464)
Brunswick Corp.	11,450	612,637	(64,296)
Bunge Ltd.	20,325	1,652,865	(163,042)
BWX Technologies, Inc.	35,991	943,711	5,012
CA, Inc.	16,623	515,449	(61,641)
California Resources Corp.	41,508	292,442	(184,521)
Capital One Financial Corp.	4,712	394,984	(53,269)
Cardinal Health, Inc.	11,980	1,025,062	(104,758)
Carnival Corp.	18,327	937,000	(26,148)
Carter’s, Inc.	13,117	1,303,396	(114,472)
CDW Corp.	12,571	447,428	66,224
CEB, Inc.	6,325	472,066	(39,815)
Celanese Corp.	1,300	75,192	1,729
Celgene Corp.	5,412	675,959	(90,543)
Centene Corp.	22,058	1,503,585	(307,380)
CF Industries Holdings, Inc.	5,750	350,202	(92,027)
Charles River Laboratories International, Inc.	15,968	1,107,180	(92,893)
Cheesecake Factory, Inc./The	12,881	712,961	(17,902)
Chico’s FAS, Inc.	13,551	242,134	(28,977)
Cintas Corp.	10,726	902,235	17,519
Cisco Systems, Inc.	90,192	2,461,772	(94,232)
CIT Group, Inc.	2,952	133,755	(15,586)
Citigroup, Inc.	15,618	887,397	(112,588)
Citrix Systems, Inc.	6,365	424,252	16,715
Clorox Co./The	3,278	351,071	27,636
Coach, Inc.	9,087	337,535	(74,648)
Coca-Cola Co./The	23,206	930,144	881

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Coca-Cola Enterprises, Inc.	24,429	$1,166,900	$14,242
Cognizant Technology Solutions Corp.	2,931	176,417	7,093
Colgate-Palmolive Co.	4,210	270,737	(3,570)
Comcast Corp.	13,830	798,181	(11,531)
Community Health Systems, Inc.	44,334	2,277,539	(381,373)
CommVault Systems, Inc.	1,500	65,340	(14,400)
Computer Sciences Corp.	10,015	641,412	(26,691)
Consolidated Edison, Inc.	10,328	632,447	57,980
Convergys Corp.	20,991	481,904	3,198
CoreLogic, Inc.	10,584	404,967	(10,925)
Corning, Inc.	49,234	1,101,667	(258,781)
CR Bard, Inc.	6,554	1,214,012	7,064
Crane Co.	8,021	474,307	(100,448)
Credit Acceptance Corp.	2,417	489,817	(13,982)
CSX Corp.	56,037	1,788,144	(280,749)
Cummins, Inc.	5,715	774,855	(154,320)
CVS Health Corp.	14,899	1,554,077	(116,622)
Danaher Corp.	13,425	1,133,630	10,315
Darden Restaurants, Inc.	12,355	879,851	(33,040)
Dean Foods Co.	32,803	551,528	(9,623)
Deckers Outdoor Corp.	20,690	1,397,889	(196,628)
Delta Air Lines, Inc.	33,553	1,497,781	7,742
Deluxe Corp.	2,752	157,311	(3,915)
Denbury Resources, Inc.	55,781	435,751	(299,646)
DENTSPLY International, Inc.	4,874	249,272	(2,794)
Dick’s Sporting Goods, Inc.	12,395	655,888	(40,972)
Dillard’s, Inc.	3,453	381,734	(79,976)
Discover Financial Services	20,206	1,116,847	(66,338)
Dollar General Corp.	6,100	424,316	17,568
Domino’s Pizza, Inc.	5,573	616,005	(14,622)
Dover Corp.	1,106	78,302	(15,061)
Dow Chemical Co./The	11,645	575,392	(81,644)
DR Horton, Inc.	5,652	154,713	11,230
Dr. Pepper Snapple Group, Inc.	17,237	1,311,809	50,776
DST Systems, Inc.	5,266	573,740	(20,073)
DSW, Inc.	5,837	186,874	(39,140)
DTE Energy Co.	15,659	1,235,529	22,984
Dun & Bradstreet Corp./The	7,688	977,788	(170,548)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2015 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
eBay, Inc.	103,538	$2,853,895	$(323,427)
Edgewell Personal Care Co.	2,422	220,443	(22,808)
Edison International	7,699	463,860	21,716
Edwards Lifesciences Corp.	10,019	1,410,213	14,188
EI du Pont de Nemours & Co.	12,121	720,709	(136,477)
Electronic Arts, Inc.	10,700	615,134	109,791
Eli Lilly & Co.	13,363	1,125,117	(6,767)
Emerson Electric Co.	16,443	891,644	(165,357)
Entergy Corp.	9,940	649,914	(2,820)
EOG Resources, Inc.	12,318	985,690	(88,939)
EP Energy Corp.	140,000	966,294	(245,294)
Equifax, Inc.	18,848	1,855,072	(23,423)
Estee Lauder Cos., Inc./The	5,800	500,421	(32,477)
Exelon Corp.	32,310	993,024	(33,417)
Expedia, Inc.	12,838	1,353,731	157,044
Express Scripts Holding Co.	1,015	82,074	100
F5 Networks, Inc.	9,119	1,136,707	(80,727)
FactSet Research Systems, Inc.	296	47,907	(603)
Fairchild Semiconductor International, Inc.	31,548	518,036	(75,102)
FedEx Corp.	9,309	1,520,684	(180,375)
Fidelity National Information Services, Inc.	1,127	72,128	3,471
Fifth Third BanCorp.	8,381	173,285	(14,800)
First Solar, Inc.	29,348	1,429,180	(174,553)
Fiserv, Inc.	1,174	92,974	8,706
Flowserve Corp.	1,161	58,849	(11,086)
Fluor Corp.	1,130	57,843	(9,988)
FNF Group	1,293	49,084	(3,221)
Foot Locker, Inc.	10,299	587,920	153,299
Ford Motor Co.	12,829	205,389	(31,300)
Fossil Group, Inc.	2,600	258,232	(112,944)
Franklin Resources, Inc.	21,577	936,439	(132,480)
GameStop Corp.	3,564	146,458	414
Gap, Inc./The	16,802	668,274	(189,417)
Gartner, Inc.	549	47,792	(1,714)
General Dynamics Corp.	17,033	2,398,724	(49,022)
General Electric Co.	34,731	877,778	(1,862)
General Mills, Inc.	3,448	191,072	2,464
General Motors Co.	86,824	2,820,510	(214,054)
Genpact Ltd.	3,574	81,856	2,526
Gilead Sciences, Inc.	30,098	3,298,060	(342,738)
GNC Holdings, Inc.	13,722	608,439	(53,796)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Goodyear Tire & Rubber Co./The	47,864	$1,345,833	$58,018
Google, Inc.	1,782	979,014	158,562
Graham Holdings Co.	1,607	1,011,650	(84,411)
Groupon, Inc.	262,679	1,141,651	(285,317)
H&R Block, Inc.	18,808	586,106	94,743
Hanover Insurance Group, Inc./The	1,697	135,204	(3,347)
Hartford Financial Services Group, Inc./The	13,836	606,572	26,840
HCA Holdings, Inc.	22,692	1,762,514	(7,061)
HD Supply Holdings, Inc.	8,208	269,234	(34,321)
Helix Energy Solutions Group, Inc.	86,819	892,202	(476,339)
Herman Miller, Inc.	6,901	191,709	7,316
Hewlett-Packard Co.	62,778	2,104,571	(496,827)
HMS Holdings Corp.	11,108	107,532	(10,115)
HollyFrontier Corp.	30,579	1,375,903	117,575
Home Depot, Inc./The	11,143	1,270,901	16,004
HomeAway, Inc.	4,422	114,599	2,761
Hormel Foods Corp.	3,584	204,521	22,382
Hubbell, Inc.	2,962	323,809	(72,187)
Huntington Ingalls Industries, Inc.	22,544	2,729,725	(314,136)
IAC/InterActiveCorp.	10,716	775,656	(76,222)
IDEX Corp.	669	50,206	(2,506)
IHS, Inc.	2,200	262,020	(6,820)
Ingersoll-Rand PLC	907	59,781	(13,732)
Ingram Micro, Inc.	61,897	1,652,276	33,798
Ingredion, Inc.	544	46,345	1,151
Integrated Device Technology, Inc.	39,536	807,638	(5,057)
Intel Corp.	31,900	1,030,925	(69,459)
InterDigital, Inc.	9,147	455,338	7,500
International Business Machines Corp.	7,829	1,224,543	(89,573)
International Game Technology PLC	7,755	140,444	(21,560)
International Paper Co.	35,255	1,793,608	(461,322)
Interpublic Group of Cos., Inc./The	46,611	961,705	(70,036)
Intuit, Inc.	10,989	1,057,559	(82,285)
Invesco Ltd.	14,504	564,525	(111,566)
ITT Corp.	11,203	439,053	(64,537)
Jabil Circuit, Inc.	11,605	255,081	4,523
Jacobs Engineering Group, Inc.	6,887	297,828	(40,048)
Janus Capital Group, Inc.	8,389	149,584	(35,494)
JetBlue Airways Corp.	9,037	171,387	61,496
John Wiley & Sons, Inc.	3,862	196,589	(3,374)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2015 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Johnson & Johnson	14,437	$1,434,890	$(87,196)
JPMorgan Chase & Co.	20,957	1,294,687	(16,939)
Juniper Networks, Inc.	12,546	302,357	20,201
Kellogg Co.	1,071	71,072	203
KeyCorp.	3,636	53,526	(6,222)
Kimberly-Clark Corp.	16,452	1,786,071	7,855
KLA-Tencor Corp.	954	56,141	(8,441)
Kohl’s Corp.	3,258	238,327	(87,449)
Kroger Co./The	18,618	668,476	3,075
L Brands, Inc.	6,970	632,401	(4,195)
L-3 Communications Holdings, Inc.	4,046	493,932	(71,044)
Lam Research Corp.	2,600	212,953	(43,095)
Lancaster Colony Corp.	475	46,384	(81)
Lear Corp.	9,917	1,052,101	26,671
Legg Mason, Inc.	17,961	862,366	(115,009)
Leidos Holdings, Inc.	12,705	541,228	(16,384)
Lennox International, Inc.	1,233	131,554	8,182
Lexmark International, Inc.	11,207	492,010	(167,231)
Liberty Interactive Corp. QVC Group	34,160	953,965	(57,948)
LifePoint Health, Inc.	3,144	224,320	(1,411)
Lincoln Electric Holdings, Inc.	11,799	732,288	(113,666)
Lincoln National Corp.	40,669	2,200,577	(270,426)
Lockheed Martin Corp.	1,100	217,327	10,714
Lowe’s Cos., Inc.	24,226	1,679,443	(9,787)
LyondellBasell Industries NV	16,408	1,525,162	(157,392)
Macy’s, Inc.	36,235	2,191,152	(331,572)
Mallinckrodt PLC	5,237	451,929	(117,076)
Manhattan Associates, Inc.	2,998	180,107	6,668
ManpowerGroup, Inc.	26,096	2,233,697	(96,696)
Marathon Petroleum Corp.	40,126	1,966,619	(107,581)
Marvell Technology Group Ltd.	75,508	1,010,745	(327,397)
Masco Corp.	85,029	2,197,938	(56,907)
MasterCard, Inc.	523	45,806	1,327
McDonald’s Corp.	14,102	1,380,974	8,496
McGraw Hill Financial, Inc.	4,917	500,556	(75,235)
McKesson Corp.	6,965	1,387,715	(98,981)
Mead Johnson Nutrition Co.	12,893	999,846	(92,179)
Medivation, Inc.	25,021	1,361,850	(298,457)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Mentor Graphics Corp.	2,362	$58,708	$(532)
Merck & Co., Inc.	34,098	1,954,615	(270,515)
MetLife, Inc.	46,873	2,355,489	(145,427)
Micron Technology, Inc.	86,598	1,531,743	(234,505)
Microsoft Corp.	32,015	1,413,582	3,402
Minerals Technologies, Inc.	1,057	54,184	(3,279)
Molson Coors Brewing Co.	3,354	250,564	27,885
Mondelez International, Inc.	21,268	869,917	20,574
Moody’s Corp.	3,593	378,518	(25,686)
Morgan Stanley	33,447	1,230,344	(176,763)
Mosaic Co./The	17,438	737,770	(195,273)
MSCI, Inc.	26,570	1,627,401	(47,548)
Murphy Oil Corp.	1,946	71,584	(24,490)
Murphy USA, Inc.	10,944	616,587	(15,214)
Nabors Industries Ltd.	56,238	644,662	(113,213)
Nasdaq, Inc.	22,026	1,126,175	48,471
Navient Corp.	35,093	699,606	(305,161)
NCR Corp.	14,525	390,315	(59,871)
NetApp, Inc.	21,112	735,408	(110,492)
Newfield Exploration Co.	10,186	335,917	(797)
News Corp.	3,763	55,877	(8,388)
NIKE, Inc.	17,819	1,884,057	307,145
Norfolk Southern Corp.	7,481	625,371	(53,823)
Northrop Grumman Corp.	14,102	2,314,349	25,878
Nuance Communications, Inc.	4,242	68,469	973
NVIDIA Corp.	13,507	303,058	29,890
Oil States International, Inc.	32,648	968,221	(115,128)
Old Republic International Corp.	3,813	59,451	184
ON Semiconductor Corp.	36,114	431,068	(91,596)
OPKO Health, Inc.	16,969	177,786	(35,077)
Oracle Corp.	31,805	1,318,457	(169,660)
Orbital ATK, Inc.	4,979	357,459	381
O’Reilly Automotive, Inc.	200	41,140	8,860
Owens Corning	44,844	1,875,210	4,202
Packaging Corp. of America	2,770	175,503	(8,860)
Panera Bread Co.	1,090	198,042	12,775
Parker-Hannifin Corp.	1,201	147,953	(31,096)
Patterson Cos., Inc.	13,747	671,073	(76,516)
PepsiCo, Inc.	48,799	4,626,602	(24,857)
Pfizer, Inc.	81,470	2,779,185	(220,213)
PG&E Corp.	31,490	1,630,869	31,803

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2015 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Philip Morris International, Inc.	16,023	$1,328,561	$(57,456)
Phillips 66	5,858	462,964	(12,836)
Pilgrim’s Pride Corp.	10,872	292,447	(66,527)
Pinnacle Foods, Inc.	1,087	48,523	(2,999)
Pinnacle West Capital Corp.	5,731	341,282	26,304
Pitney Bowes, Inc.	62,597	1,375,058	(132,508)
PNC Financial Services Group, Inc./The	3,018	289,834	(20,628)
Polycom, Inc.	55,563	598,211	(15,910)
PPL Corp.	2,025	60,282	6,321
Priceline Group, Inc./The	120	155,478	(7,055)
Principal Financial Group, Inc.	3,146	152,932	(4,000)
Procter & Gamble Co./The	41,980	3,284,128	(264,087)
Prudential Financial, Inc.	4,345	385,483	(54,350)
PTC, Inc.	7,385	258,786	(24,386)
Public Service Enterprise Group, Inc.	107,116	4,337,345	178,666
QEP Resources, Inc.	50,580	683,784	(50,016)
Quanta Services, Inc.	9,087	259,077	(39,081)
Quest Diagnostics, Inc.	6,994	456,260	(26,339)
Quintiles Transnational Holdings, Inc.	16,166	1,162,050	(37,382)
Rackspace Hosting, Inc.	17,945	722,228	(279,345)
Ralph Lauren Corp.	4,500	584,154	(52,434)
Raytheon Co.	8,871	908,489	60,756
Red Hat, Inc.	654	47,858	(849)
Regions Financial Corp.	15,570	159,999	(19,713)
Reinsurance Group of America, Inc.	15,648	1,455,438	(37,886)
Reliance Steel & Aluminum Co.	6,614	395,196	(37,974)
RenaissanceRe Holdings Ltd.	1,091	111,979	4,016
Republic Services, Inc.	12,805	511,655	15,911
Rite Aid Corp.	47,994	415,394	(124,071)
Robert Half International, Inc.	30,847	1,664,964	(86,832)
Rockwell Automation, Inc.	9,714	1,148,396	(162,716)
Ross Stores, Inc.	12,200	619,385	(28,051)
Rovi Corp.	7,247	73,005	3,016
Santander Consumer USA Holdings, Inc.	24,565	589,073	(87,456)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Schlumberger Ltd.	5,162	$390,402	$(34,379)
SEI Investments Co.	5,809	267,033	13,135
Service Corp. International	6,557	193,490	(15,796)
Skechers U.S.A., Inc.	3,957	569,742	(39,187)
Skyworks Solutions, Inc.	7,200	614,387	(8,075)
SM Energy Co.	10,546	534,055	(196,161)
Snap-on, Inc.	1,374	209,263	(1,871)
SolarWinds, Inc.	3,069	143,060	(22,632)
Sonoco Products Co.	9,900	384,717	(11,091)
Southwest Airlines Co.	44,533	1,686,818	7,217
Spirit AeroSystems Holdings, Inc.	63,136	3,310,097	(258,103)
Springleaf Holdings, Inc.	7,780	353,443	(13,301)
St. Jude Medical, Inc.	11,656	847,491	(112,114)
Stanley Black & Decker, Inc.	1,667	178,997	(17,332)
Staples, Inc.	23,567	395,209	(118,768)
Starbucks Corp.	13,421	752,660	10,189
Starwood Hotels & Resorts Worldwide, Inc.	3,701	298,537	(52,494)
State Street Corp.	9,101	704,463	(92,784)
Steel Dynamics, Inc.	20,142	408,729	(62,690)
Stryker Corp.	3,627	341,630	(329)
SunTrust Banks, Inc.	1,241	52,373	(4,917)
Superior Energy Services, Inc.	17,357	347,617	(128,398)
SUPERVALU, Inc.	128,332	1,185,214	(263,790)
Synopsys, Inc.	11,599	570,966	(35,325)
Talen Energy Corp.	23,783	295,484	(55,275)
Target Corp.	23,501	1,880,882	(32,293)
Tech Data Corp.	15,378	985,250	68,143
TEGNA, Inc.	18,871	501,135	(78,614)
Telephone & Data Systems, Inc.	11,833	339,595	(44,243)
Teradyne, Inc.	42,037	814,856	(57,769)
Tesoro Corp.	12,597	1,150,900	74,032
Texas Instruments, Inc.	3,427	187,535	(17,830)
Textron, Inc.	3,145	127,947	(9,569)
Thermo Fisher Scientific, Inc.	4,626	585,287	(19,620)
Thomson Reuters Corp.	2,258	88,364	2,543
Thor Industries, Inc.	5,325	294,820	(18,985)
Time Warner, Inc.	3,109	258,646	(44,902)
Timken Co./The	11,747	486,617	(163,692)
TJX Cos., Inc./The	10,800	730,305	41,031
Travelers Cos., Inc./The	17,637	1,768,786	(13,375)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2015 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Trinity Industries, Inc.	11,117	$350,267	$(98,245)
Triumph Group, Inc.	9,793	478,552	(66,462)
Tupperware Brands Corp.	1,825	131,971	(41,652)
Tyson Foods, Inc.	4,501	182,875	11,118
Ulta Salon Cosmetics & Fragrance, Inc.	400	54,364	10,976
Union Pacific Corp.	8,215	840,716	(114,428)
United Technologies Corp.	5,368	511,030	(33,332)
United Therapeutics Corp.	8,626	1,312,396	(180,319)
UnitedHealth Group, Inc.	20,151	2,337,820	(103)
Universal Health Services, Inc.	3,721	431,867	32,551
Unum Group	34,470	1,220,203	(114,405)
Urban Outfitters, Inc.	4,738	181,276	(42,073)
US Bancorp.	2,853	124,297	(7,295)
Valero Energy Corp.	32,636	1,954,732	6,692
Validus Holdings Ltd.	11,964	535,324	3,894
Varian Medical Systems, Inc.	5,999	476,688	(34,081)
VCA, Inc.	2,665	138,838	1,474
Vectren Corp.	12,348	505,711	13,028
VeriSign, Inc.	6,819	453,884	27,264
Verizon Communications, Inc.	26,879	1,248,657	(79,151)
VF Corp.	18,270	1,323,049	(76,853)
Viacom, Inc.	43,686	2,437,036	(551,985)
Vishay Intertechnology, Inc.	5,044	50,598	(1,722)
VMware, Inc.	3,723	292,832	503
Voya Financial, Inc.	8,245	370,378	(50,720)
Waddell & Reed Financial, Inc.	7,200	360,504	(110,160)
Wal-Mart Stores, Inc.	36,175	2,521,616	(176,029)
Waste Management, Inc.	22,771	1,111,909	22,315
Waters Corp.	2,918	371,303	(26,366)
Wells Fargo & Co.	9,000	508,723	(46,573)
Werner Enterprises, Inc.	12,543	331,359	(16,529)
Western Digital Corp.	25,797	2,105,461	(56,147)
Western Refining, Inc.	23,153	1,056,016	(34,505)
Western Union Co./The	51,741	974,678	(24,713)
Westlake Chemical Corp.	5,790	357,980	(57,537)
WGL Holdings, Inc.	1,295	70,214	4,468

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Whirlpool Corp.	4,728	$878,427	$(182,181)
Whiting Petroleum Corp.	12,654	230,878	(37,651)
Whole Foods Market, Inc.	1,801	72,959	(15,957)
Williams-Sonoma, Inc.	2,900	236,930	(15,515)
World Fuel Services Corp.	19,704	764,152	(58,749)
WPX Energy, Inc.	58,900	450,725	(60,807)
Xerox Corp.	95,671	1,065,310	(134,431)
Xilinx, Inc.	9,976	441,220	(18,237)
Yahoo!, Inc.	27,977	1,123,373	(314,558)
Yelp, Inc.	15,230	386,877	(56,995)
Yum! Brands, Inc.	9,092	742,703	(15,797)
Zoetis, Inc.	22,911	1,102,581	(159,106)
Zynga, Inc.	180,844	456,691	(44,367)

			(23,543,120)

Total of Long Equity Positions			(23,888,397)

Short Positions

Common Stocks

Canada
lululemon athletica, Inc.	(4,486)	(285,496)	58,281

Ireland
Alkermes PLC	(9,796)	(684,442)	109,710
Endo International PLC	(20,594)	(1,599,839)	173,087
Jazz Pharmaceuticals PLC	(6,800)	(1,187,288)	284,180
Perrigo Co PLC	(600)	(91,140)	(3,222)

			563,755

Netherlands
Core Laboratories NV	(10,604)	(1,178,033)	119,754
Frank’s International NV	(4,904)	(75,310)	131
QIAGEN NV	(29,675)	(786,326)	20,711
Sensata Technologies Holding NV	(93,456)	(4,673,097)	529,258

			669,854

Norway
Golar LNG Ltd.	(26,593)	(947,422)	206,010

Singapore
Avago Technologies Ltd.	(6,380)	(823,022)	25,459

Switzerland
Weatherford International PLC	(115,580)	(1,183,981)	203,863

United Kingdom
Aon PLC	(11,229)	(1,106,623)	111,621
Ensco PLC	(9,999)	(310,669)	169,883
Liberty Global PLC	(15,789)	(775,409)	97,430
Pentair PLC	(9,619)	(531,499)	40,546
Willis Group Holdings PLC	(7,376)	(350,775)	48,581

			468,061

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2015 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States
AbbVie, Inc.	(9,290)	$(620,495)	$115,026
Abercrombie & Fitch Co.	(4,286)	(82,943)	(7,878)
Acadia Healthcare Co., Inc.	(19,238)	(1,495,273)	220,370
ACI Worldwide, Inc.	(5,755)	(125,721)	4,176
Acxiom Corp.	(39,150)	(817,631)	44,027
ADT Corp./The	(45,201)	(1,528,236)	176,726
Advance Auto Parts, Inc.	(5,343)	(791,897)	(220,761)
AECOM	(37,745)	(1,086,545)	48,180
Agios Pharmaceuticals, Inc.	(2,228)	(182,833)	25,559
Air Lease Corp.	(6,143)	(232,214)	42,272
Airgas, Inc.	(525)	(58,037)	11,139
Akorn, Inc.	(60,109)	(2,395,350)	681,943
Albemarle Corp.	(38,695)	(1,935,502)	229,052
Alexion Pharmaceuticals, Inc.	(9,755)	(1,674,105)	148,521
Align Technology, Inc.	(16,560)	(967,942)	27,996
Allegheny Technologies, Inc.	(24,380)	(647,808)	302,099
Allergan PLC	(4,712)	(1,432,639)	151,871
Alliance Data Systems Corp.	(9,137)	(2,666,301)	300,001
Allscripts Healthcare Solutions, Inc.	(20,592)	(280,559)	25,218
Alnylam Pharmaceuticals, Inc.	(9,350)	(1,028,102)	276,736
AMC Networks, Inc.	(654)	(46,324)	(1,529)
American Airlines Group, Inc.	(6,095)	(260,812)	24,143
American Eagle Outfitters, Inc.	(4,000)	(58,080)	(4,440)
AMETEK, Inc.	(24,507)	(1,324,345)	42,139
Amphenol Corp.	(23,963)	(1,278,802)	57,647
Anadarko Petroleum Corp.	(16,841)	(1,235,964)	218,936
Apache Corp.	(16,205)	(921,930)	287,343
Aqua America, Inc.	(7,256)	(183,889)	(8,178)
Arista Networks, Inc.	(20,474)	(1,417,170)	164,366
ARRIS Group, Inc.	(109,664)	(3,193,429)	345,455
Arthur J Gallagher & Co.	(6,633)	(304,671)	30,861
Artisan Partners Asset Management, Inc.	(6,113)	(245,853)	30,492
Ascena Retail Group, Inc.	(21,288)	(283,622)	(12,494)
AT&T, Inc.	(30,209)	(1,034,225)	50,015
athenahealth, Inc.	(3,637)	(503,892)	18,898
Autodesk, Inc.	(8,899)	(450,050)	57,249
AutoNation, Inc.	(1,185)	(72,892)	3,949
Avis Budget Group, Inc.	(58,790)	(2,586,751)	18,803
B/E Aerospace, Inc.	(8,614)	(507,412)	129,257

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Ball Corp.	(20,729)	$(1,444,964)	$155,620
Bank of the Ozarks, Inc.	(5,646)	(241,071)	(5,998)
Belden, Inc.	(1,115)	(55,370)	3,310
Bio-Techne Corp.	(16,745)	(1,707,598)	159,355
Black Knight Financial Services, Inc.	(22,802)	(749,902)	7,697
Bluebird Bio, Inc.	(4,211)	(468,781)	108,530
BorgWarner, Inc.	(57,174)	(3,065,120)	687,253
Boston Beer Co., Inc./The	(475)	(104,045)	4,005
Brookdale Senior Living, Inc.	(55,732)	(1,989,312)	709,705
Brown & Brown, Inc.	(5,288)	(171,482)	7,712
Brown-Forman Corp.	(19,213)	(1,919,581)	57,841
Bruker Corp.	(17,108)	(327,305)	46,220
Cabela’s, Inc.	(13,949)	(732,060)	95,985
Cabot Oil & Gas Corp.	(39,700)	(1,141,207)	273,365
Calpine Corp.	(3,223)	(62,092)	15,037
Campbell Soup Co.	(1,700)	(79,730)	(6,426)
CarMax, Inc.	(21,889)	(1,454,291)	155,835
Casey’s General Stores, Inc.	(1,940)	(205,856)	6,191
CBOE Holdings, Inc.	(3,733)	(227,503)	(22,907)
CDK Global, Inc.	(21,851)	(1,116,274)	72,233
CenterPoint Energy, Inc.	(3,601)	(74,947)	9,985
CenturyLink, Inc.	(12,973)	(476,903)	151,021
Cerner Corp.	(5,806)	(361,567)	13,439
CH Robinson Worldwide, Inc.	(6,675)	(442,903)	(9,529)
Charles Schwab Corp./The	(101,468)	(3,275,715)	377,789
Cheniere Energy, Inc.	(20,535)	(1,312,370)	320,530
Chevron Corp.	(3,552)	(357,550)	77,368
Chipotle Mexican Grill, Inc.	(2,487)	(1,671,099)	(120,162)
Ciena Corp.	(44,393)	(1,020,990)	101,167
Cimarex Energy Co.	(12,805)	(1,356,594)	44,338
Clean Harbors, Inc.	(16,942)	(890,482)	145,542
CME Group, Inc./IL	(2,300)	(216,660)	3,358
CMS Energy Corp.	(4,344)	(141,038)	(12,392)
Cobalt International Energy, Inc.	(103,624)	(968,525)	234,867
Cognex Corp.	(3,557)	(124,088)	1,834
Colfax Corp.	(17,664)	(850,208)	321,878
Columbia Pipeline Group, Inc.	(29,046)	(623,159)	91,908
ConAgra Foods, Inc.	(6,068)	(256,230)	10,415
Concho Resources, Inc.	(8,294)	(920,599)	105,299
ConocoPhillips	(17,314)	(829,106)	(1,273)
CONSOL Energy, Inc.	(95,928)	(1,803,281)	863,186
Constellation Brands, Inc.	(17,630)	(2,114,032)	(93,420)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2015 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Cooper Cos., Inc./The	(5,755)	$(986,959)	$130,269
CoStar Group, Inc.	(4,714)	(864,172)	48,367
Costco Wholesale Corp.	(1,125)	(158,689)	(3,952)
Coty, Inc.	(5,635)	(174,342)	21,859
Covanta Holding Corp.	(35,898)	(689,500)	63,080
Crown Holdings, Inc.	(3,122)	(156,756)	13,924
CST Brands, Inc.	(19,020)	(715,516)	75,303
Cullen/Frost Bankers, Inc.	(5,203)	(364,564)	33,757
Cypress Semiconductor Corp.	(121,578)	(1,312,311)	276,466
DaVita HealthCare Partners, Inc.	(15,306)	(1,216,706)	109,623
Deere & Co.	(3,508)	(272,295)	12,703
Devon Energy Corp.	(2,690)	(98,218)	(1,554)
DeVry Education Group, Inc.	(11,433)	(305,359)	(5,732)
DexCom, Inc.	(6,518)	(570,333)	10,697
Diebold, Inc.	(29,366)	(942,711)	68,485
Discovery Communications, Inc.	(41,818)	(1,282,173)	193,650
DISH Network Corp.	(2,387)	(159,875)	20,617
Dolby Laboratories, Inc.	(14,716)	(480,787)	1,045
Dollar Tree, Inc.	(33,417)	(2,250,947)	23,370
Dominion Resources, Inc.	(64,240)	(4,471,776)	(49,435)
Donaldson Co., Inc.	(10,485)	(308,598)	14,179
Dril-Quip, Inc.	(781)	(58,394)	12,924
Dunkin’ Brands Group, Inc.	(2,300)	(108,574)	(4,126)
E*TRADE Financial Corp.	(21,379)	(605,609)	42,700
Eagle Materials, Inc.	(14,087)	(1,104,659)	140,827
EchoStar Corp.	(4,387)	(194,169)	5,396
Ecolab, Inc.	(9,217)	(1,032,887)	21,597
EMC Corp.	(14,479)	(378,103)	28,291
Energen Corp.	(1,343)	(84,683)	17,721
Envision Healthcare Holdings Inc	(67,003)	(2,573,889)	108,848
EQT Corp.	(4,846)	(386,494)	72,618
Esterline Technologies Corp.	(1,657)	(152,672)	33,551
Eversource Energy	(6,958)	(345,662)	(6,552)
Expeditors International of Washington, Inc.	(1,004)	(46,424)	(814)
Exxon Mobil Corp.	(8,943)	(655,212)	(9,700)
Facebook, Inc.	(6,423)	(572,013)	(5,414)
Fastenal Co.	(20,132)	(851,303)	114,271
FEI Co.	(9,218)	(735,109)	61,827
First Horizon National Corp.	(14,501)	(212,111)	6,487

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
First Niagara Financial Group, Inc.	(130,073)	$(1,170,440)	$(157,605)
First Republic Bank	(7,431)	(419,838)	(46,606)
FirstEnergy Corp.	(4,701)	(164,641)	17,452
FleetCor Technologies, Inc.	(8,330)	(1,290,124)	143,750
FMC Corp.	(29,267)	(1,271,551)	279,107
FMC Technologies, Inc.	(4,241)	(182,490)	51,019
Forest City Enterprises, Inc.	(32,132)	(746,309)	99,491
Fortinet, Inc.	(5,321)	(226,762)	726
Fortune Brands Home & Security, Inc.	(6,664)	(332,118)	15,778
Freeport-McMoRan, Inc.	(35,545)	(526,745)	182,314
Frontier Communications Corp.	(307,188)	(1,804,506)	345,363
GATX Corp.	(1,044)	(51,302)	5,209
Genesee & Wyoming, Inc.	(15,481)	(1,221,133)	306,516
Gentex Corp.	(33,200)	(569,353)	54,753
Genworth Financial, Inc.	(22,114)	(177,716)	75,550
Graphic Packaging Holding Co.	(76,795)	(1,090,375)	108,167
Greif, Inc.	(20,243)	(624,307)	(21,647)
Hain Celestial Group, Inc./The	(11,088)	(668,090)	95,949
Halliburton Co.	(36,819)	(1,484,169)	182,617
Hanesbrands, Inc.	(30,351)	(914,592)	36,234
Harley-Davidson, Inc.	(27,016)	(1,530,133)	46,955
Harman International Industries, Inc.	(879)	(94,555)	10,180
Harris Corp.	(11,398)	(831,934)	(1,830)
Harsco Corp.	(42,207)	(460,042)	77,225
Hasbro, Inc.	(2,409)	(171,066)	(2,720)
Helmerich & Payne, Inc.	(19,445)	(1,201,843)	282,872
Hershey Co./The	(1,200)	(123,110)	12,854
Hertz Global Holdings, Inc.	(149,033)	(2,813,295)	319,973
Hess Corp.	(1,547)	(86,935)	9,493
Hexcel Corp.	(52,824)	(2,607,158)	237,474
Hilton Worldwide Holdings, Inc.	(2,098)	(56,661)	8,533
HNI Corp.	(1,323)	(64,949)	8,193
Hologic, Inc.	(11,592)	(386,265)	(67,330)
Honeywell International, Inc.	(4,251)	(420,184)	17,656
Howard Hughes Corp./The	(11,885)	(1,585,745)	222,061
Huntsman Corp.	(17,590)	(364,325)	193,878
IDEXX Laboratories, Inc.	(28,228)	(1,853,418)	(242,511)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2015 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Illumina, Inc.	(17,968)	$(3,596,544)	$437,410
Incyte Corp.	(11,749)	(1,024,251)	(272,016)
Intercontinental Exchange, Inc.	(500)	(117,405)	(90)
International Flavors & Fragrances, Inc.	(460)	(46,447)	(1,053)
Intersil Corp.	(20,855)	(227,062)	(16,942)
Intuitive Surgical, Inc.	(858)	(436,445)	42,125
IPG Photonics Corp.	(3,964)	(357,281)	56,135
Isis Pharmaceuticals, Inc.	(7,065)	(351,978)	66,410
ITC Holdings Corp.	(12,655)	(458,000)	36,082
Jarden Corp.	(12,527)	(650,693)	38,374
JB Hunt Transport Services, Inc.	(10,537)	(869,645)	117,303
JC Penney Co., Inc.	(25,738)	(226,062)	(13,044)
JM Smucker Co./The	(6,940)	(775,543)	(16,242)
Johnson Controls, Inc.	(1,177)	(56,020)	7,339
Joy Global, Inc.	(3,175)	(117,796)	70,394
Kansas City Southern	(29,961)	(3,000,641)	277,785
KAR Auction Services, Inc.	(1,306)	(50,315)	3,952
Kate Spade & Co.	(28,189)	(882,485)	343,793
KBR, Inc.	(38,768)	(688,931)	43,056
Keurig Green Mountain, Inc.	(14,079)	(1,374,345)	640,266
Kinder Morgan, Inc.	(58,496)	(2,293,329)	674,159
Kirby Corp.	(3,952)	(300,072)	55,246
KLX, Inc.	(32,230)	(1,357,500)	205,600
Kosmos Energy Ltd.	(32,093)	(195,297)	16,218
Laboratory Corp. of America Holdings	(19,806)	(2,396,617)	248,260
Las Vegas Sands Corp.	(8,011)	(439,825)	135,647
Lennar Corp.	(16,073)	(800,985)	27,392
Leucadia National Corp.	(57,477)	(1,199,468)	34,984
Level 3 Communications, Inc.	(74,365)	(3,725,187)	476,180
Liberty Broadband Corp.	(10,364)	(551,295)	20,969
Linear Technology Corp.	(12,858)	(529,670)	10,850
LinkedIn Corp.	(3,068)	(805,851)	222,532
Lions Gate Entertainment Corp.	(15,065)	(481,340)	(73,052)
Live Nation Entertainment, Inc.	(37,905)	(945,716)	34,479
Loews Corp.	(75,617)	(2,896,115)	163,317
Louisiana-Pacific Corp.	(137,277)	(2,210,631)	255,806
M&T Bank Corp.	(3,418)	(422,060)	5,235

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Macquarie Infrastructure Corp.	(6,703)	$(515,717)	$15,271
Madison Square Garden Co./The	(1,380)	(103,815)	4,261
Manitowoc Co., Inc./The	(19,877)	(323,478)	25,323
Marathon Oil Corp.	(21,806)	(325,823)	(9,989)
Marriott International, Inc.	(700)	(56,903)	9,163
Martin Marietta Materials, Inc.	(13,707)	(2,087,051)	4,273
Mattel, Inc.	(97,447)	(2,269,231)	216,997
McCormick & Co., Inc.	(1,000)	(74,570)	(7,610)
MDC Holdings, Inc.	(9,677)	(275,076)	21,732
MDU Resources Group, Inc.	(118,696)	(2,335,498)	293,927
MEDNAX, Inc.	(10,404)	(780,953)	(17,970)
Memorial Resource Development Corp.	(67,023)	(1,280,818)	102,554
Mettler-Toledo International, Inc.	(1,618)	(469,507)	8,798
MGM Resorts International	(40,498)	(831,618)	84,430
Middleby Corp./The	(4,936)	(521,003)	1,785
Mohawk Industries, Inc.	(752)	(144,744)	8,038
Monsanto Co.	(861)	(80,966)	7,488
Monster Beverage Corp.	(16,799)	(2,347,992)	77,775
Motorola Solutions, Inc.	(681)	(46,848)	282
MSC Industrial Direct Co., Inc.	(10,398)	(760,206)	125,616
Mylan NV	(26,150)	(1,259,883)	207,084
National Fuel Gas Co.	(24,904)	(1,482,123)	237,421
National Oilwell Varco, Inc.	(12,110)	(495,091)	39,150
Netflix, Inc.	(1,919)	(185,114)	(13,042)
NetSuite, Inc.	(22,119)	(2,084,893)	229,109
Newell Rubbermaid, Inc.	(17,014)	(716,321)	40,695
NextEra Energy, Inc.	(800)	(82,324)	4,284
Nielsen Holdings PLC	(18,906)	(856,506)	15,756
Noble Energy, Inc.	(19,248)	(758,992)	178,087
Nordson Corp.	(5,976)	(383,310)	7,181
Nordstrom, Inc.	(6,710)	(524,796)	43,622
Northern Trust Corp.	(8,800)	(617,848)	18,040
NorthStar Asset Management Group, Inc.	(38,327)	(670,476)	120,100
Norwegian Cruise Line Holdings Ltd.	(5,202)	(225,781)	(72,293)
NRG Energy, Inc.	(74,202)	(1,657,830)	555,931
Nucor Corp.	(4,900)	(238,532)	54,537
Occidental Petroleum Corp.	(13,792)	(1,016,448)	104,107

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2015 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Oceaneering International, Inc.	(2,671)	$(126,002)	$21,085
OGE Energy Corp.	(20,814)	(662,099)	92,628
ONEOK, Inc.	(25,290)	(1,061,215)	246,877
Oshkosh Corp.	(4,056)	(163,642)	16,287
Owens-Illinois, Inc.	(8,129)	(186,924)	18,491
PacWest Bancorp	(9,362)	(436,266)	35,479
Palo Alto Networks, Inc.	(10,642)	(1,570,201)	(260,223)
Pandora Media, Inc.	(26,350)	(422,517)	(139,792)
Patterson-UTI Energy, Inc.	(71,055)	(1,123,069)	189,407
PBF Energy, Inc.	(2,195)	(65,985)	4,020
Penske Automotive Group, Inc.	(1,275)	(63,753)	1,992
People’s United Financial, Inc.	(15,517)	(244,734)	651
PerkinElmer, Inc.	(29,285)	(1,495,259)	149,320
Platform Specialty Products Corp.	(130,554)	(2,384,955)	733,447
Polaris Industries, Inc.	(7,414)	(1,030,144)	141,427
Post Holdings, Inc.	(27,299)	(1,313,005)	(300,366)
Praxair, Inc.	(5,845)	(654,106)	58,735
PVH Corp.	(811)	(85,880)	3,207
Qorvo, Inc.	(9,692)	(748,412)	311,787
QUALCOMM, Inc.	(19,130)	(1,208,477)	180,622
Questar Corp.	(41,491)	(886,698)	81,358
Range Resources Corp.	(40,859)	(1,745,064)	432,673
Regal Beloit Corp.	(6,337)	(434,110)	76,386
Regeneron Pharmaceuticals, Inc.	(5,155)	(2,422,582)	24,785
Rent-A-Center, Inc.	(1,921)	(58,794)	12,210
Reynolds American, Inc.	(4,944)	(209,838)	(9,033)
Rice Energy, Inc.	(43,222)	(844,292)	145,824
Rockwell Collins, Inc.	(2,574)	(225,733)	15,077
Roper Technologies, Inc.	(4,689)	(788,634)	53,868
Rowan Cos. PLC	(10,265)	(219,800)	54,020
Royal Caribbean Cruises Ltd.	(2,427)	(185,939)	(30,283)
RPM International, Inc.	(4,660)	(198,465)	3,258
Ryder System, Inc.	(2,862)	(250,646)	38,743
Sabre Corp.	(4,457)	(125,324)	4,183
salesforce.com, Inc.	(10,800)	(670,356)	(79,488)
SanDisk Corp.	(14,565)	(921,064)	129,748
SBA Communications Corp.	(27,264)	(3,134,136)	278,505
Scripps Networks Interactive, Inc.	(3,700)	(270,729)	88,726
Sealed Air Corp.	(21,215)	(1,026,690)	32,131
Seattle Genetics, Inc.	(24,861)	(1,065,840)	107,200

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Sempra Energy	(5,655)	$(554,949)	$7,997
Semtech Corp.	(19,673)	(328,858)	31,795
ServiceMaster Global Holdings, Inc.	(5,591)	(191,202)	3,624
ServiceNow, Inc.	(14,136)	(1,068,241)	86,496
Sherwin-Williams Co./The	(210)	(56,177)	9,394
Signature Bank/New York NY	(2,194)	(289,182)	(12,624)
Signet Jewelers Ltd.	(4,123)	(517,154)	(44,110)
Silicon Laboratories, Inc.	(6,638)	(288,512)	12,769
Sirius XM Holdings, Inc.	(253,168)	(971,728)	24,879
Six Flags Entertainment Corp.	(1,757)	(78,907)	(1,528)
SLM Corp.	(8,821)	(70,412)	5,136
Sotheby’s	(29,874)	(1,229,184)	273,814
Southern Co./The	(3,301)	(146,729)	(826)
Southwestern Energy Co.	(48,352)	(971,137)	357,550
Spectra Energy Corp.	(43,756)	(1,484,705)	335,235
Spectrum Brands Holdings, Inc.	(27,138)	(2,652,495)	169,097
Spirit Airlines, Inc.	(17,719)	(1,142,693)	304,585
Splunk, Inc.	(20,835)	(1,318,905)	165,688
Sprint Corp.	(589,453)	(2,211,006)	(52,494)
Sprouts Farmers Market, Inc.	(126,546)	(3,564,112)	893,991
SPX Corp.	(16,423)	(200,514)	4,752
SPX FLOW, Inc.	(2,740)	(115,022)	20,684
Stericycle, Inc.	(17,312)	(2,342,444)	(69,290)
SunEdison, Inc.	(223,768)	(2,744,821)	1,138,167
SunPower Corp.	(7,956)	(199,078)	39,640
Synovus Financial Corp.	(11,900)	(335,937)	(16,303)
Tableau Software, Inc.	(1,100)	(106,711)	18,953
Targa Resources Corp.	(26,258)	(2,261,898)	909,086
Teekay Corp.	(22,030)	(989,608)	336,638
Tempur Sealy International, Inc.	(16,685)	(1,172,698)	(19,111)
Tenet Healthcare Corp.	(30,211)	(1,522,668)	407,278
Tesla Motors, Inc.	(16,647)	(3,988,266)	(146,849)
Tiffany & Co.	(3,260)	(291,030)	39,293
TimkenSteel Corp.	(4,417)	(45,196)	496
T-Mobile US, Inc.	(26,328)	(906,716)	(141,401)
Toll Brothers, Inc.	(12,000)	(457,320)	46,440
Total System Services, Inc.	(1,033)	(42,228)	(4,702)
TransDigm Group, Inc.	(12,766)	(2,877,542)	165,916
TreeHouse Foods, Inc.	(13,759)	(1,115,617)	45,304

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2015 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Trimble Navigation Ltd.	(28,568)	$(623,680)	$154,594
TripAdvisor, Inc.	(17,848)	(1,367,013)	242,232
Twenty-First Century Fox, Inc.	(1,836)	(63,075)	13,540
Twitter, Inc.	(65,919)	(2,118,312)	342,454
Tyco International PLC	(2,382)	(79,312)	(389)
UGI Corp.	(3,493)	(118,274)	(3,353)
Ultimate Software Group, Inc./The	(5,882)	(997,850)	(55,086)
Umpqua Holdings Corp.	(22,592)	(380,632)	12,382
Under Armour, Inc.	(23,736)	(2,088,500)	(208,670)
United Continental Holdings, Inc.	(3,900)	(253,227)	46,332
United Natural Foods, Inc.	(7,908)	(524,517)	140,900
United Rentals, Inc.	(8,751)	(796,157)	270,660
USG Corp.	(114,965)	(3,198,768)	138,399
Valspar Corp./The	(3,735)	(271,670)	3,199
Vantiv, Inc.	(10,458)	(402,479)	(67,295)
Veeva Systems, Inc.	(9,617)	(219,827)	(5,307)
VeriFone Systems, Inc.	(14,266)	(503,752)	108,156
Verisk Analytics, Inc.	(15,632)	(1,145,667)	(9,694)
Vertex Pharmaceuticals, Inc.	(5,248)	(637,438)	90,911
Viavi Solutions, Inc.	(62,054)	(656,078)	322,848
Visa, Inc.	(15,012)	(1,068,659)	22,923
Vista Outdoor, Inc.	(8,045)	(371,818)	14,379
Visteon Corp.	(15,358)	(1,556,826)	1,982
Vulcan Materials Co.	(3,727)	(318,513)	(13,935)
WABCO Holdings, Inc.	(1,195)	(136,690)	11,418
Walgreens Boots Alliance, Inc.	(11,462)	(1,000,780)	48,288
Walt Disney Co./The	(1,719)	(177,748)	2,066
WEC Energy Group, Inc.	(42,239)	(2,018,276)	(187,444)
WellCare Health Plans, Inc.	(5,592)	(472,250)	(9,668)
Wendy’s Co./The	(5,267)	(55,491)	9,931
WestRock Co.	(5,317)	(334,346)	60,840
WEX, Inc.	(2,621)	(287,641)	60,034
WhiteWave Foods Co./The	(12,561)	(597,200)	92,876
WisdomTree Investments, Inc.	(194,536)	(4,058,653)	920,787
Workday, Inc.	(9,105)	(800,943)	173,973
WR Grace & Co.	(5,753)	(557,657)	22,341
Wynn Resorts Ltd.	(21,967)	(1,941,920)	775,033

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Zebra Technologies Corp.	(21,543)	$(1,898,507)	$249,390
Zions Bancorporation	(9,578)	(259,837)	(3,941)

			33,042,451

Total of Short Equity Positions			35,237,734

Total of Long and Short Equity Positions			11,349,337

Net Cash and Other Receivables/ (Payables) (b)			639,613

Swaps, at Value			$11,988,950

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2015 (Unaudited)

AQR LONG-SHORT EQUITY FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE* *	VALUE (Note 5)
Goldman Sachs	The Fund receives the total return on a portfolio of long and short positions and pays the Euro Interbank Offered Rate, plus or minus a specified spread, which is denominated in EUR based on the local currencies of the positions within the swap.	1-25 months maturity ranging from 10/21/2015 - 02/21/2017	$2,237,775

**	The maturity dates are measured from the commencement of investment in each underlying swap positions.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2015.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2015 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks

France
Aeroports de Paris	1,411	$162,790	$(2,642)
Atos SE	1,799	138,416	(134)
AXA SA	17,783	470,923	(39,171)
Cap Gemini SA	16,283	1,499,492	(45,375)
Christian Dior SE	708	131,650	997
Cie Generale des Etablissements Michelin	1,319	126,618	(5,937)
Dassault Systemes	3,024	219,890	3,599
Eutelsat Communications SA	10,286	347,857	(32,375)
Hermes International	1,176	425,097	2,982
Iliad SA	763	190,986	(36,637)
Ingenico Group	4,435	533,849	2,061
Lagardere SCA	8,972	244,709	3,898
L’Oreal SA	1,030	187,405	(8,376)
Numericable-SFR SAS	2,651	128,016	(5,290)
Orange SA	37,262	646,835	(81,970)
Peugeot SA	239,643	4,108,737	(477,529)
Safran SA	7,609	569,562	2,571
Sanofi	11,609	1,176,213	(71,035)
SCOR SE	16,272	574,585	9,747
SEB SA	8,464	805,861	(25,243)
SES SA	7,692	257,432	(14,678)
Societe BIC SA	2,691	436,922	(18,768)
Societe Generale SA	8,024	388,246	(29,646)
Societe Television Francaise 1	17,759	269,501	(19,747)
Sodexo SA	1,884	183,798	(27,475)
Teleperformance	4,814	343,889	21,385
Thales SA	22,225	1,494,236	55,402
Valeo SA	4,403	570,213	27,614
Vivendi SA	59,931	1,564,669	(144,801)

			(956,573)

Total of Long Equity Positions			(956,573)

Short Positions

Common Stocks

France
Airbus Group SE	(5,961)	(379,275)	26,264
Arkema SA	(3,389)	(253,023)	33,355
BNP Paribas SA	(4,197)	(268,907)	21,813
Bollore SA	(273,697)	(1,534,452)	200,057
Bureau Veritas SA	(20,052)	(446,955)	23,651
Carrefour SA	(15,440)	(520,868)	63,281

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
France (continued)
Casino Guichard Perrachon SA	(21,442)	$(1,431,784)	$289,892
Cie de Saint-Gobain	(9,643)	(439,769)	21,259
Danone SA	(10,346)	(716,466)	63,394
Edenred	(24,186)	(484,108)	88,072
Eiffage SA	(3,697)	(203,606)	(25,092)
Electricite de France SA	(29,531)	(678,365)	156,921
Engie	(130,203)	(2,235,056)	128,308
Essilor International SA	(1,898)	(203,948)	(27,928)
Faurecia	(1,988)	(86,895)	24,895
Kering	(444)	(84,194)	11,513
LVMH Moet Hennessy Louis Vuitton SE	(1,545)	(272,071)	9,046
Pernod Ricard SA	(1,232)	(151,884)	27,491
Plastic Omnium SA	(26,396)	(704,151)	97,770
Remy Cointreau SA	(8,441)	(624,279)	69,557
Renault SA	(6,831)	(698,202)	205,327
Schneider Electric SE	(5,733)	(427,588)	106,545
Suez Environnement Co.	(22,257)	(443,267)	43,323
Technip SA	(45,645)	(2,465,817)	305,729
TOTAL SA	(33,449)	(1,539,115)	34,482
Vallourec SA	(67,858)	(1,085,692)	482,871
Veolia Environnement SA	(5,581)	(102,704)	(24,577)
Zodiac Aerospace	(96,674)	(2,999,417)	779,758

			3,236,977

Total of Short Equity Positions			3,236,977

Total of Long and Short Equity Positions			2,280,404

Net Cash and Other Receivables/ (Payables) (b)			(42,629)

Swaps, at Value			$2,237,775

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2015 (Unaudited)

AQR LONG-SHORT EQUITY FUND

Collateral pledged to, or (received from), each counterparty at September 30, 2015 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
Barclays Capital
Cash	$—	$13,158,442	$13,158,442

CitiBank
Money Market Funds	670,000		670,000

Credit Suisse International
Money Market Funds	130,001	—	130,001

Deutsche Bank
Money Market Funds	10,700,032	—	10,700,032

Goldman Sachs
Money Market Funds	42,080,000	—	42,080,000

See notes to Schedule of Investments.

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

	SHARES	VALUE (Note 5)
MONEY MARKET FUNDS - 19.8%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.010% ^(a)	52,346,588	$52,346,588
Dreyfus Treasury Cash Management, Class I, 0.010% ^(a)	209,386,350	209,386,350
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.000% ^(a)(b)	1,372,980,251	1,372,980,251
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% ^(a)(b)	32,022,229	32,022,229
UBS Money Series - UBS Select Treasury Preferred Fund, Class I, 0.010% ^(a)	261,732,937	261,732,937

TOTAL MONEY MARKET FUNDS (Cost $1,928,468,355)		1,928,468,355

	PRINCIPAL AMOUNT (000’s)
SHORT-TERM INVESTMENTS - 86.2%
U.S. Treasury Bill, 0.083%, 10/01/2015 ^(c)	$239,469	239,468,500
U.S. Treasury Bill, 0.096%, 10/08/2015 ^(c)	239,469	239,469,218
U.S. Treasury Bill, 0.083%, 11/19/2015 (c)	227,352	227,356,547
U.S. Treasury Bill, 0.085%, 11/27/2015 ^(c)	134,500	134,502,152
U.S. Treasury Bill, 0.071%, 12/03/2015 ^(c)(d)	934,500	934,520,559
U.S. Treasury Bill, 0.083%, 12/10/2015 ^(c)(d)	800,000	800,056,000
U.S. Treasury Bill, 0.101%, 12/17/2015 ^(c)(d)	678,847	678,868,723
U.S. Treasury Bill, 0.076%, 12/24/2015 (c)	200,000	200,007,000
U.S. Treasury Bill, 0.083%, 01/07/2016 ^(c)	489,685	489,676,675
U.S. Treasury Bill, 0.141%, 01/28/2016 ^(c)(d)	987,354	987,317,468
U.S. Treasury Bill, 0.161%, 02/04/2016 ^(c)	685,787	685,741,738
U.S. Treasury Bill, 0.241%, 02/11/2016 ^(c)	131,007	130,994,948
U.S. Treasury Bill, 0.264%, 03/03/2016 ^(c)	577,896	577,831,276
U.S. Treasury Bill, 0.266%, 03/10/2016 (c)	500,000	499,933,000
U.S. Treasury Bill, 0.259%, 03/17/2016 ^(c)	969,276	969,122,854
U.S. Treasury Bill, 0.113%, 03/24/2016 ^(c)	35,081	35,073,107
U.S. Treasury Bill, 0.000%, 03/31/2016 ^(c)	561,732	561,519,104

TOTAL SHORT-TERM INVESTMENTS (Cost $8,387,692,070)		8,391,458,869

VALUE (Note 5)
TOTAL INVESTMENTS IN SECURITIES, AT VALUE - 106.0% (Cost $10,316,160,425)	10,319,927,224

LIABILITIES IN EXCESS OF OTHER ASSETS - (6.0%) (e)	(585,015,543)

NET ASSETS - 100.0%	$9,734,911,681

(a)	Represents annualized seven-day yield as of the close of the reporting period.
(b)	All or a portion of the security is pledged as collateral to the brokers for forward foreign currency exchange and swap contracts.
(c)	The rate shown is the effective yield at the date of purchase.
(d)	All or a portion of the security is pledged as collateral to the brokers for futures contracts.
(e)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
^	All or a portion represents positions held in the respective Subsidiary (See Note 2).

All securities are Level 2 with respect to ASC 820 (See Note 5).

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

Total return swap contracts outstanding as of September 30, 2015:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Bank of America	Bovespa Index October Futures	10/2015	BRL	(219,038,337)	$5,356,768
CitiBank	Cocoa December Futures^	12/2015	USD	184,236	2,603
CitiBank	Cocoa December Futures^	12/2015	USD	(183,792)	(3,047)
CitiBank	Cotton No. 2 December Futures^	12/2015	USD	(26,315,625)	2,365,912
CitiBank	Cotton No. 2 December Futures^	12/2015	USD	26,983,615	(3,033,683)
Deutsche Bank	Cotton No. 2 December Futures^	12/2015	USD	690,585	(55,965)
Deutsche Bank	Cotton No. 2 December Futures^	12/2015	USD	(674,625)	40,005
Morgan Stanley and Co., International PLC	KOSPI Index 200 December Futures	12/2015	KRW	(198,293,547,100)	(6,059,184)
Macquarie Capital	Live Cattle December Futures^	12/2015	USD	(103,086,330)	9,344,030
Merrill Lynch	Live Cattle December Futures^	12/2015	USD	(16,399,850)	1,579,140
Societe Generale	Live Cattle December Futures^	12/2015	USD	(36,663,090)	3,303,398
Societe Generale	Live Cattle October Futures^	10/2015	USD	36,200,470	(4,433,280)
Societe Generale	Live Cattle October Futures^	10/2015	USD	(35,939,430)	4,172,240
Merrill Lynch	Live Cattle October Futures^	10/2015	USD	(80,592,100)	13,016,443
Merrill Lynch	Live Cattle October Futures^	10/2015	USD	80,872,770	(13,297,074)
Bank of America	MSCI Taiwan Stock Index October Futures	10/2015	USD	(63,363,153)	48,153
Bank of America	SGX S&P CNX Nifty Index October Futures	10/2015	USD	(176,304)	832
CitiBank	Soybean Meal December Futures^	12/2015	USD	148,460,758	(12,315,872)
CitiBank	Soybean Meal December Futures^	12/2015	USD	(130,016,740)	(2,850,809)
Deutsche Bank	Soybean Meal December Futures^	12/2015	USD	57,268,450	(5,232,850)
Deutsche Bank	Soybean Meal December Futures^	12/2015	USD	(50,975,120)	(1,060,480)
Merrill Lynch	Soybean Meal December Futures^	12/2015	USD	(4,516,500)	(118,457)
Merrill Lynch	Soybean Meal December Futures^	12/2015	USD	17,047,200	(1,998,175)
CitiBank	Soybean November Futures^	11/2015	USD	414,735,426	(40,379,917)
CitiBank	Soybean November Futures^	11/2015	USD	(395,938,616)	9,605,497
Macquarie Capital	Soybean November Futures^	11/2015	USD	(18,679,268)	(498,732)
Bank of America	Swiss Market Index December Futures	12/2015	CHF	(54,723,538)	756,672
Macquarie Capital	Wheat December Futures^	12/2015	USD	(7,814,611)	(466,302)

					$(42,212,134)

^	Represents positions held in the respective Subsidiary (See Note 2).

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

Open futures contracts outstanding at September 30, 2015:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
1,411	Goldman Sachs	Cocoa Futures^	12/2015	$46,588,384	$45,678,091	$(910,293)
569	Morgan Stanley and Co., International PLC	Cocoa Futures^	12/2015	18,713,584	17,718,660	(994,924)
120	J.P. Morgan	LME Aluminum Futures^	10/2015	4,947,700	4,710,210	(237,490)
269	J.P. Morgan	LME Aluminum Futures^	10/2015	11,385,846	10,562,420	(823,426)
52	J.P. Morgan	LME Aluminum Futures^	10/2015	2,220,177	2,044,679	(175,498)
148	J.P. Morgan	LME Aluminum Futures^	10/2015	6,335,233	5,825,613	(509,620)
20	J.P. Morgan	LME Aluminum Futures^	10/2015	841,521	788,350	(53,171)
82	J.P. Morgan	LME Aluminum Futures^	11/2015	3,216,482	3,210,464	(6,018)
107	J.P. Morgan	LME Aluminum Futures^	12/2015	4,276,381	4,194,240	(82,141)
193	J.P. Morgan	LME Aluminum Futures^	12/2015	7,816,513	7,567,096	(249,417)
106	J.P. Morgan	LME Aluminum Futures^	12/2015	4,313,290	4,157,002	(156,288)
72	J.P. Morgan	LME Aluminum Futures^	12/2015	2,963,755	2,826,954	(136,801)
48	J.P. Morgan	LME Aluminum Futures^	12/2015	1,959,864	1,885,080	(74,784)
29	J.P. Morgan	LME Aluminum Futures^	12/2015	1,188,861	1,139,171	(49,690)
640	J.P. Morgan	LME Aluminum Futures^	12/2015	26,065,920	25,167,999	(897,921)
3	J.P. Morgan	LME Aluminum Futures^	12/2015	122,135	117,929	(4,206)
44	J.P. Morgan	LME Aluminum Futures^	12/2015	1,708,958	1,734,381	25,423
30	J.P. Morgan	LME Aluminum Futures^	12/2015	1,180,589	1,182,750	2,161
47	J.P. Morgan	LME Copper Futures^	10/2015	6,468,009	6,085,031	(382,978)
101	J.P. Morgan	LME Copper Futures^	10/2015	13,394,154	13,077,177	(316,977)
131	J.P. Morgan	LME Copper Futures^	10/2015	18,289,760	16,962,600	(1,327,160)
12	J.P. Morgan	LME Copper Futures^	10/2015	1,664,695	1,554,138	(110,557)
10	J.P. Morgan	LME Copper Futures^	11/2015	1,274,357	1,293,340	18,983
37	J.P. Morgan	LME Copper Futures^	11/2015	4,836,257	4,785,155	(51,102)
64	J.P. Morgan	LME Copper Futures^	11/2015	8,144,933	8,271,808	126,875
28	J.P. Morgan	LME Copper Futures^	12/2015	3,561,804	3,618,559	56,755
10	J.P. Morgan	LME Copper Futures^	12/2015	1,295,723	1,292,298	(3,425)
29	J.P. Morgan	LME Copper Futures^	12/2015	3,765,480	3,747,539	(17,941)
56	J.P. Morgan	LME Copper Futures^	12/2015	7,526,864	7,235,900	(290,964)
45	J.P. Morgan	LME Copper Futures^	12/2015	6,055,493	5,814,000	(241,493)
47	J.P. Morgan	LME Copper Futures^	12/2015	6,306,251	6,071,813	(234,438)
8	J.P. Morgan	LME Copper Futures^	12/2015	1,064,697	1,033,400	(31,297)
292	J.P. Morgan	LME Copper Futures^	12/2015	38,513,206	37,708,150	(805,056)
4	J.P. Morgan	LME Copper Futures^	12/2015	540,766	516,250	(24,516)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
19	J.P. Morgan	LME Zinc Futures^	10/2015	$966,197	$793,725	$(172,472)
92	J.P. Morgan	LME Zinc Futures^	10/2015	4,607,125	3,849,349	(757,776)
67	J.P. Morgan	LME Zinc Futures^	10/2015	3,479,251	2,811,270	(667,981)
5	J.P. Morgan	LME Zinc Futures^	10/2015	256,334	210,059	(46,275)
25	J.P. Morgan	LME Zinc Futures^	12/2015	1,141,642	1,054,819	(86,823)
25	J.P. Morgan	LME Zinc Futures^	12/2015	1,129,530	1,054,844	(74,686)
457	J.P. Morgan	SGX FTSE China A50 Index Futures	10/2015	4,309,648	4,207,827	(101,821)
1,191	Goldman Sachs	10-Year Japanese Government Bond Futures	12/2015	1,468,269,953	1,470,917,018	2,647,065
2,863	J.P. Morgan	3-Month Euro Euribor Futures	03/2016	800,012,906	800,258,917	246,011
3,057	J.P. Morgan	3-Month Euro Euribor Futures	06/2016	854,139,055	854,528,033	388,978
3,648	J.P. Morgan	3-Month Euro Euribor Futures	09/2016	1,019,081,078	1,019,680,241	599,163
4,365	J.P. Morgan	3-Month Euro Euribor Futures	12/2016	1,219,179,048	1,219,911,463	732,415
5,189	J.P. Morgan	3-Month Euro Euribor Futures	03/2017	1,448,943,211	1,449,837,059	893,848
5,813	J.P. Morgan	3-Month Euro Euribor Futures	06/2017	1,622,595,333	1,623,618,133	1,022,800
3,439	J.P. Morgan	3-Month Euro Euribor Futures	09/2017	959,625,255	960,156,369	531,114
7,063	J.P. Morgan	90-Day EURODollar Futures	03/2016	1,755,817,083	1,756,568,100	751,017
7,338	J.P. Morgan	90-Day EURODollar Futures	06/2016	1,820,448,205	1,822,667,475	2,219,270
6,231	J.P. Morgan	90-Day EURODollar Futures	09/2016	1,542,294,268	1,545,443,775	3,149,507
5,505	J.P. Morgan	90-Day EURODollar Futures	12/2016	1,359,337,510	1,363,244,437	3,906,927
5,136	J.P. Morgan	90-Day EURODollar Futures	03/2017	1,265,938,500	1,270,261,200	4,322,700
4,875	J.P. Morgan	90-Day EURODollar Futures	06/2017	1,199,602,697	1,204,125,000	4,522,303
4,691	J.P. Morgan	90-Day EURODollar Futures	09/2017	1,154,314,801	1,157,269,700	2,954,899
4,911	J.P. Morgan	90-Day Sterling Futures	03/2016	921,067,438	922,603,330	1,535,892
5,307	J.P. Morgan	90-Day Sterling Futures	06/2016	994,172,237	996,295,269	2,123,032
6,542	J.P. Morgan	90-Day Sterling Futures	09/2016	1,224,026,289	1,226,907,598	2,881,309
6,053	J.P. Morgan	90-Day Sterling Futures	12/2016	1,130,823,270	1,133,939,931	3,116,661
5,620	J.P. Morgan	90-Day Sterling Futures	03/2017	1,048,526,690	1,051,654,815	3,128,125
5,273	J.P. Morgan	90-Day Sterling Futures	06/2017	982,534,946	985,624,879	3,089,933
5,111	J.P. Morgan	90-Day Sterling Futures	09/2017	952,642,315	954,377,512	1,735,197
3,204	J.P. Morgan	Australia 10-Year Bond Futures	12/2015	288,659,619	291,034,547	2,374,928
7,688	J.P. Morgan	Australia 3-Year Bond Futures	12/2015	604,783,303	605,858,142	1,074,839
2,243	Goldman Sachs	Canadian 10-Year Bond Futures	12/2015	240,717,070	238,317,699	(2,399,371)
323	J.P. Morgan	Canadian 3-Month Bank Acceptance Futures	12/2015	60,108,773	60,052,707	(56,066)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
3,153	J.P. Morgan	Canadian 3-Month Bank Acceptance Futures	03/2016	$586,696,025	$586,388,301	$(307,724)
3,247	J.P. Morgan	Canadian 3-Month Bank Acceptance Futures	06/2016	604,247,552	603,870,223	(377,329)
1,704	Morgan Stanley and Co., International PLC	CME Ultra Long Term U.S. Treasury Bond Futures	12/2015	272,536,036	273,332,250	796,214
11,063	Goldman Sachs	Euro - Bobl Futures	12/2015	1,589,880,191	1,594,918,946	5,038,755
2,355	Goldman Sachs	Euro - OAT Futures	12/2015	394,412,450	398,984,543	4,572,093
5,976	Goldman Sachs	Euro - SCHATZ Futures	12/2015	743,556,020	743,548,800	(7,220)
67	J.P. Morgan	Euro CHF 3-Month LIFFE Futures	03/2016	17,322,722	17,324,031	1,309
170	J.P. Morgan	Euro CHF 3-Month LIFFE Futures	06/2016	43,961,682	43,965,217	3,535
308	J.P. Morgan	Euro CHF 3-Month LIFFE Futures	09/2016	79,613,845	79,654,628	40,783
3,658	Goldman Sachs	Euro-BTP Italian Government Bond Futures	12/2015	548,264,632	557,078,451	8,813,819
3,351	Goldman Sachs	Euro-Bund Futures	12/2015	578,954,366	584,838,992	5,884,626
566	Goldman Sachs	Euro-Buxl 30-Year Bond Futures	12/2015	96,480,986	98,497,514	2,016,528
3,916	Goldman Sachs	Long Gilt Futures	12/2015	701,073,924	705,302,977	4,229,053
6,353	Morgan Stanley and Co., International PLC	U.S. Treasury 10-Year Note Futures	12/2015	811,092,019	817,849,485	6,757,466
18,062	Morgan Stanley and Co., International PLC	U.S. Treasury 2-Year Note Futures	12/2015	3,951,182,395	3,956,142,437	4,960,042
11,865	Morgan Stanley and Co., International PLC	U.S. Treasury 5-Year Note Futures	12/2015	1,422,917,041	1,429,917,891	7,000,850
2,167	Morgan Stanley and Co., International PLC	U.S. Treasury Long Bond Futures	12/2015	339,108,281	340,963,907	1,855,626

				41,003,398,389	41,091,292,082	87,893,693

Short Contracts:
1,984	Goldman Sachs	Brent Crude Futures^	10/2015	$(100,202,846)	$(95,966,080)	$4,236,766
1,469	Morgan Stanley and Co., International PLC	Coffee ‘C’ Futures^	12/2015	(72,200,410)	(66,848,681)	5,351,729
1,809	Morgan Stanley and Co., International PLC	COPPER FUT DEC15^	12/2015	(101,556,837)	(105,871,725)	(4,314,888)
1,565	Morgan Stanley and Co., International PLC	Corn Futures^	12/2015	(29,855,521)	(30,341,438)	(485,917)
675	Morgan Stanley and Co., International PLC	Cotton No. 2 Futures^	12/2015	(20,523,461)	(20,398,500)	124,961
2,815	Goldman Sachs	Gas Oil Futures^	11/2015	(134,214,998)	(131,460,500)	2,754,498
1,170	Morgan Stanley and Co., International PLC	Gasoline RBOB Futures^	10/2015	(66,322,526)	(67,159,638)	(837,112)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
4,722	Morgan Stanley and Co., International PLC	Gold 100 OZ Futures^	12/2015	$(521,371,410)	$(526,597,440)	$(5,226,030)
1,367	Morgan Stanley and Co., International PLC	Hard Red Winter Wheat Futures^	12/2015	(34,604,601)	(34,294,613)	309,988
1,482	Morgan Stanley and Co., International PLC	Heating Oil ULSD Futures^	10/2015	(97,003,269)	(95,693,926)	1,309,343
107	Morgan Stanley and Co., International PLC	Lean Hogs Futures^	12/2015	(2,665,862)	(2,855,830)	(189,968)
829	Morgan Stanley and Co., International PLC	Live Cattle Futures^	12/2015	(47,283,338)	(43,414,730)	3,868,608
120	J.P. Morgan	LME Aluminum Futures^	10/2015	(4,986,644)	(4,710,211)	276,433
269	J.P. Morgan	LME Aluminum Futures^	10/2015	(11,384,766)	(10,562,420)	822,346
52	J.P. Morgan	LME Aluminum Futures^	10/2015	(2,210,848)	(2,044,679)	166,169
148	J.P. Morgan	LME Aluminum Futures^	10/2015	(6,334,965)	(5,825,613)	509,352
20	J.P. Morgan	LME Aluminum Futures^	10/2015	(841,951)	(788,350)	53,601
82	J.P. Morgan	LME Aluminum Futures^	11/2015	(3,306,449)	(3,210,464)	95,985
107	J.P. Morgan	LME Aluminum Futures^	12/2015	(4,279,684)	(4,194,239)	85,445
193	J.P. Morgan	LME Aluminum Futures^	12/2015	(7,830,502)	(7,567,096)	263,406
106	J.P. Morgan	LME Aluminum Futures^	12/2015	(4,305,990)	(4,157,002)	148,988
72	J.P. Morgan	LME Aluminum Futures^	12/2015	(2,975,224)	(2,826,954)	148,270
48	J.P. Morgan	LME Aluminum Futures^	12/2015	(1,961,858)	(1,885,080)	76,778
29	J.P. Morgan	LME Aluminum Futures^	12/2015	(1,184,579)	(1,139,171)	45,408
1,760	J.P. Morgan	LME Aluminum Futures^	12/2015	(68,960,499)	(69,212,001)	(251,502)
3	J.P. Morgan	LME Aluminum Futures^	12/2015	(122,243)	(117,929)	4,314
44	J.P. Morgan	LME Aluminum Futures^	12/2015	(1,709,033)	(1,734,381)	(25,348)
30	J.P. Morgan	LME Aluminum Futures^	12/2015	(1,181,736)	(1,182,750)	(1,014)
47	J.P. Morgan	LME Copper Futures^	10/2015	(6,441,505)	(6,085,031)	356,474
101	J.P. Morgan	LME Copper Futures^	10/2015	(13,581,728)	(13,077,177)	504,551
131	J.P. Morgan	LME Copper Futures^	10/2015	(18,257,804)	(16,962,600)	1,295,204
12	J.P. Morgan	LME Copper Futures^	10/2015	(1,661,371)	(1,554,138)	107,233
10	J.P. Morgan	LME Copper Futures^	11/2015	(1,296,226)	(1,293,341)	2,885
37	J.P. Morgan	LME Copper Futures^	11/2015	(4,784,009)	(4,785,154)	(1,145)
64	J.P. Morgan	LME Copper Futures^	11/2015	(8,279,843)	(8,271,808)	8,035
28	J.P. Morgan	LME Copper Futures^	12/2015	(3,569,931)	(3,618,559)	(48,628)
10	J.P. Morgan	LME Copper Futures^	12/2015	(1,315,471)	(1,292,298)	23,173
29	J.P. Morgan	LME Copper Futures^	12/2015	(3,744,191)	(3,747,539)	(3,348)
56	J.P. Morgan	LME Copper Futures^	12/2015	(7,547,613)	(7,235,900)	311,713
45	J.P. Morgan	LME Copper Futures^	12/2015	(6,046,765)	(5,814,000)	232,765
47	J.P. Morgan	LME Copper Futures^	12/2015	(6,286,111)	(6,071,812)	214,299
8	J.P. Morgan	LME Copper Futures^	12/2015	(1,063,930)	(1,033,400)	30,530

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
814	J.P. Morgan	LME Copper Futures^	12/2015	$(103,247,527)	$(105,117,925)	$(1,870,398)
4	J.P. Morgan	LME Copper Futures^	12/2015	(535,990)	(516,250)	19,740
564	J.P. Morgan	LME Nickel Futures^	12/2015	(33,348,248)	(35,180,064)	(1,831,816)
19	J.P. Morgan	LME Zinc Futures^	10/2015	(973,123)	(793,725)	179,398
92	J.P. Morgan	LME Zinc Futures^	10/2015	(4,594,234)	(3,849,349)	744,885
67	J.P. Morgan	LME Zinc Futures^	10/2015	(3,465,073)	(2,811,269)	653,804
5	J.P. Morgan	LME Zinc Futures^	10/2015	(255,400)	(210,059)	45,341
25	J.P. Morgan	LME Zinc Futures^	12/2015	(1,128,689)	(1,054,819)	73,870
1,038	J.P. Morgan	LME Zinc Futures^	12/2015	(43,937,294)	(43,797,112)	140,182
4,064	Morgan Stanley and Co., International PLC	Natural Gas Futures^	10/2015	(112,240,711)	(102,575,360)	9,665,351
481	Morgan Stanley and Co., International PLC	Nymex Palladium Futures^	12/2015	(27,460,237)	(31,310,695)	(3,850,458)
965	Morgan Stanley and Co., International PLC	Platinum Futures^	01/2016	(45,766,429)	(43,864,075)	1,902,354
1,223	Morgan Stanley and Co., International PLC	Silver Futures^	12/2015	(90,096,038)	(88,777,570)	1,318,468
4,560	Morgan Stanley and Co., International PLC	Soybean Futures^	11/2015	(205,688,047)	(203,376,000)	2,312,047
2,111	Morgan Stanley and Co., International PLC	Soybean Oil Futures^	12/2015	(39,398,966)	(34,628,844)	4,770,122
5,812	Morgan Stanley and Co., International PLC	Sugar #11 (World Markets) Futures^	02/2016	(79,742,410)	(83,841,587)	(4,099,177)
2,861	Morgan Stanley and Co., International PLC	Wheat Futures^	12/2015	(69,782,887)	(73,348,888)	(3,566,001)
1,870	Morgan Stanley and Co., International PLC	WTI Crude Futures^	10/2015	(84,741,338)	(84,318,300)	423,038
190	Barclays Capital	Amsterdam Index Futures	10/2015	(18,218,295)	(17,886,781)	331,514
439	Barclays Capital	CAC40 Index Futures	10/2015	(22,137,814)	(21,836,326)	301,488
98	Barclays Capital	DAX Index Futures	12/2015	(27,365,332)	(26,444,137)	921,195
1,311	Barclays Capital	E-Mini DJIA CBOT Futures	12/2015	(106,436,274)	(106,007,460)	428,814
249	J.P. Morgan	E-Mini MSCI EAFE Index Futures	12/2015	(21,214,655)	(20,536,275)	678,380
1,599	J.P. Morgan	E-Mini MSCI Emerging Markets Index Futures	12/2015	(64,215,377)	(63,248,445)	966,932
627	Barclays Capital	E-Mini Russell 2000 Futures	12/2015	(70,420,463)	(68,712,930)	1,707,533
1,326	Barclays Capital	Euro Stoxx 50 Index	12/2015	(47,122,168)	(45,798,494)	1,323,674
1,254	Barclays Capital	FTSE 100 Index Futures	12/2015	(113,947,128)	(114,170,251)	(223,123)
444	J.P. Morgan	FTSE/JSE Top 40 Index Futures	12/2015	(14,104,808)	(14,511,658)	(406,850)
80	Barclays Capital	FTSE/MIB Index Futures	12/2015	(9,556,144)	(9,492,982)	63,162
995	Barclays Capital	Hang Seng Index Futures	10/2015	(135,282,138)	(133,470,365)	1,811,773

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
1,319	Barclays Capital	H-SHARES Index Futures	10/2015	$(80,917,926)	$(79,794,730)	$1,123,196
714	Barclays Capital	IBEX 35 Index Futures	10/2015	(77,916,760)	(76,114,765)	1,801,995
516	Barclays Capital	MSCI Singapore Index Futures	10/2015	(22,744,863)	(22,662,591)	82,272
499	Barclays Capital	NASDAQ 100 E-Mini Futures	12/2015	(41,071,273)	(41,546,740)	(475,467)
78	J.P. Morgan	Nikkei 225 Futures	12/2015	(11,607,790)	(11,306,798)	300,992
370	J.P. Morgan	OMXS30 Index Futures	10/2015	(6,205,471)	(6,257,325)	(51,854)
964	Barclays Capital	S&P 500 E-Mini Futures	12/2015	(92,954,508)	(91,999,340)	955,168
289	Barclays Capital	S&P MID 400 E-Mini Futures	12/2015	(40,444,695)	(39,387,810)	1,056,885
1,225	Barclays Capital	S&P/Toronto Stock Exchange 60 Index Futures	12/2015	(144,028,095)	(143,199,700)	828,395
1,425	Barclays Capital	SGX S&P CNX Nifty Index Futures	10/2015	(22,383,517)	(22,731,600)	(348,083)
1,114	Barclays Capital	SPI 200 Index Futures	12/2015	(98,389,518)	(97,876,402)	513,116
121	Barclays Capital	TOPIX Index Futures	12/2015	(14,471,835)	(14,236,777)	235,058

				(3,684,818,036)	(3,651,506,771)	33,311,265

				$37,318,580,353	$37,439,785,311	$121,204,958

^	Represents positions held in the respective Subsidiary (See Note 2).

Forward foreign currency exchange contracts outstanding as of September 30, 2015:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 12/16/15	CitiBank	AUD	96,724,000	$68,886,009	$67,613,212	$(1,272,797)
Australian Dollar, Expiring 12/16/15	Credit Suisse International	AUD	96,724,000	68,891,316	67,613,212	(1,278,104)
Brazilian Real, Expiring 12/16/15*	CitiBank	BRL	112,302,000	28,318,576	27,580,624	(737,952)
Brazilian Real, Expiring 12/16/15*	Credit Suisse International	BRL	149,302,000	37,587,154	36,667,578	(919,576)
Canadian Dollar, Expiring 12/16/15	CitiBank	CAD	21,569,500	16,295,248	16,157,776	(137,472)
Canadian Dollar, Expiring 12/16/15	Credit Suisse International	CAD	21,569,500	16,294,046	16,157,776	(136,270)
Swiss Franc, Expiring 12/16/15	Credit Suisse International	CHF	151,000	157,401	155,376	(2,025)
Chilean Peso, Expiring 12/16/15*	CitiBank	CLP	2,845,513,500	4,060,568	4,059,011	(1,557)
Chilean Peso, Expiring 12/16/15*	Credit Suisse International	CLP	2,845,513,500	4,060,550	4,059,011	(1,539)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Colombian Peso, Expiring 12/16/15*	CitiBank	COP	16,475,929,000	$5,235,335	$5,287,867	$52,532
Colombian Peso, Expiring 12/16/15*	Credit Suisse International	COP	16,475,929,000	5,235,335	5,287,867	52,532
Czech Republic Koruna, Expiring 12/16/15	CitiBank	CZK	4,220,084,000	175,751,246	173,853,970	(1,897,276)
Czech Republic Koruna, Expiring 12/16/15	Credit Suisse International	CZK	4,220,084,000	175,751,273	173,853,969	(1,897,304)
Euro, Expiring 12/16/15	CitiBank	EUR	918,802,486	1,031,573,617	1,028,032,021	(3,541,596)
Euro, Expiring 12/16/15	Credit Suisse International	EUR	918,802,486	1,031,535,745	1,028,032,021	(3,503,724)
British Pound, Expiring 12/16/15	CitiBank	GBP	63,637,997	96,923,757	96,238,785	(684,972)
British Pound, Expiring 12/16/15	Credit Suisse International	GBP	63,637,997	96,915,935	96,238,785	(677,150)
Hungarian Forint, Expiring 12/16/15	CitiBank	HUF	13,113,000,001	47,300,017	46,732,792	(567,225)
Hungarian Forint, Expiring 12/16/15	Credit Suisse International	HUF	13,113,000,001	47,294,258	46,732,792	(561,466)
Israeli Shekel, Expiring 12/16/15	CitiBank	ILS	68,100,500	17,337,486	17,378,275	40,789
Israeli Shekel, Expiring 12/16/15	Credit Suisse International	ILS	68,100,500	17,337,517	17,378,275	40,758
Indian Rupee, Expiring 12/16/15*	CitiBank	INR	3,300,000,000	49,352,387	49,583,364	230,977
Indian Rupee, Expiring 12/16/15*	Credit Suisse International	INR	3,300,000,000	49,352,387	49,583,364	230,977
Japanese Yen, Expiring 12/16/15	CitiBank	JPY	129,658,643,000	1,079,430,529	1,082,269,249	2,838,720
Japanese Yen, Expiring 12/16/15	Credit Suisse International	JPY	129,658,643,000	1,079,409,315	1,082,269,250	2,859,935
Korean Won, Expiring 12/16/15*	CitiBank	KRW	25,049,240,000	21,190,164	21,082,118	(108,046)
Korean Won, Expiring 12/16/15*	Credit Suisse International	KRW	25,049,240,000	21,190,139	21,082,118	(108,021)
Mexican Peso, Expiring 12/16/15	CitiBank	MXN	280,000,000	16,629,380	16,462,091	(167,289)
Mexican Peso, Expiring 12/16/15	Credit Suisse International	MXN	280,000,000	16,627,208	16,462,091	(165,117)
Malaysian Ringgit, Expiring 12/16/15*	CitiBank	MYR	26,397,500	5,900,906	5,976,009	75,103
Malaysian Ringgit, Expiring 12/16/15*	Credit Suisse International	MYR	29,397,500	6,616,640	6,655,165	38,525
Norwegian Krone, Expiring 12/16/15	CitiBank	NOK	1,592,665,500	188,796,316	186,855,215	(1,941,101)
Norwegian Krone, Expiring 12/16/15	Credit Suisse International	NOK	1,592,665,500	188,774,028	186,855,215	(1,918,813)
New Zealand Dollar, Expiring 12/16/15	CitiBank	NZD	453,131,000	287,723,073	288,094,980	371,907
New Zealand Dollar, Expiring 12/16/15	Credit Suisse International	NZD	453,131,000	287,634,620	288,094,979	460,359
Philippine Peso, Expiring 12/16/15*	CitiBank	PHP	1,024,241,500	21,775,167	21,809,214	34,047
Philippine Peso, Expiring 12/16/15*	Credit Suisse International	PHP	1,024,241,500	21,775,167	21,809,214	34,047
Poland Zloty, Expiring 12/16/15	CitiBank	PLN	156,000,000	41,797,698	40,960,022	(837,676)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Poland Zloty, Expiring 12/16/15	Credit Suisse International	PLN	156,000,000	$41,796,544	$40,960,022	$(836,522)
Swedish Krona, Expiring 12/16/15	CitiBank	SEK	2,523,045,500	302,995,699	301,998,711	(996,988)
Swedish Krona, Expiring 12/16/15	Credit Suisse International	SEK	2,523,045,500	302,974,791	301,998,711	(976,080)
Singapore Dollar, Expiring 12/16/15	CitiBank	SGD	95,155,000	66,346,896	66,695,308	348,412
Singapore Dollar, Expiring 12/16/15	Credit Suisse International	SGD	95,155,000	66,325,975	66,695,308	369,333
Taiwanese Dollar, Expiring 12/16/15*	CitiBank	TWD	1,054,250,000	32,180,189	32,031,904	(148,285)
Taiwanese Dollar, Expiring 12/16/15*	Credit Suisse International	TWD	1,054,250,000	32,180,189	32,031,904	(148,285)

				$7,221,517,796	$7,203,426,521	$(18,091,275)

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 12/16/15	CitiBank	AUD	(776,875,000)	$(546,446,949)	$(543,060,821)	$3,386,128
Australian Dollar, Expiring 12/16/15	Credit Suisse International	AUD	(776,875,000)	(546,471,443)	(543,060,822)	3,410,621
Brazilian Real, Expiring 12/16/15*	CitiBank	BRL	(162,530,000)	(42,755,808)	(39,916,287)	2,839,521
Brazilian Real, Expiring 12/16/15*	Credit Suisse International	BRL	(162,530,000)	(42,755,808)	(39,916,287)	2,839,521
Canadian Dollar, Expiring 12/16/15	CitiBank	CAD	(758,217,001)	(571,351,723)	(567,982,593)	3,369,130
Canadian Dollar, Expiring 12/16/15	Credit Suisse International	CAD	(758,217,000)	(571,372,145)	(567,982,591)	3,389,554
Swiss Franc, Expiring 12/16/15	CitiBank	CHF	(7,090,500)	(7,318,210)	(7,295,995)	22,215
Swiss Franc, Expiring 12/16/15	Credit Suisse International	CHF	(7,428,500)	(7,669,882)	(7,643,791)	26,091
Chilean Peso, Expiring 12/16/15*	CitiBank	CLP	(20,424,000,000)	(29,202,349)	(29,134,019)	68,330
Chilean Peso, Expiring 12/16/15*	Credit Suisse International	CLP	(20,424,000,000)	(29,201,998)	(29,134,019)	67,979
Colombian Peso, Expiring 12/16/15*	CitiBank	COP	(14,500,000,000)	(4,697,475)	(4,653,703)	43,772
Colombian Peso, Expiring 12/16/15*	Credit Suisse International	COP	(14,500,000,000)	(4,697,475)	(4,653,703)	43,772
Czech Republic Koruna, Expiring 12/16/15	CitiBank	CZK	(2,130,957,000)	(88,414,005)	(87,788,614)	625,391
Czech Republic Koruna, Expiring 12/16/15	Credit Suisse International	CZK	(2,130,957,000)	(88,379,596)	(87,788,614)	590,982
Euro, Expiring 12/16/15	CitiBank	EUR	(390,919,000)	(437,791,784)	(437,392,427)	399,357
Euro, Expiring 12/16/15	Credit Suisse International	EUR	(390,919,000)	(437,808,370)	(437,392,427)	415,943
British Pound, Expiring 12/16/15	CitiBank	GBP	(263,392,000)	(404,354,627)	(398,323,758)	6,030,869
British Pound, Expiring 12/16/15	Credit Suisse International	GBP	(263,392,000)	(404,382,128)	(398,323,758)	6,058,370

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Hungarian Forint, Expiring 12/16/15	CitiBank	HUF	(9,369,165,000)	$(33,493,343)	$(33,390,317)	$103,026
Hungarian Forint, Expiring 12/16/15	Credit Suisse International	HUF	(9,369,165,000)	(33,494,597)	(33,390,317)	104,280
Indonesian Rupiah, Expiring 12/16/15*	CitiBank	IDR	(773,096,027,000)	(52,226,433)	(51,105,513)	1,120,920
Indonesian Rupiah, Expiring 12/16/15*	Credit Suisse International	IDR	(783,096,027,000)	(52,881,777)	(51,766,563)	1,115,214
Israeli Shekel, Expiring 12/16/15	CitiBank	ILS	(189,195,000)	(48,058,875)	(48,279,863)	(220,988)
Israeli Shekel, Expiring 12/16/15	Credit Suisse International	ILS	(189,194,999)	(48,062,081)	(48,279,862)	(217,781)
Indian Rupee, Expiring 12/16/15*	CitiBank	INR	(2,729,123,500)	(40,501,208)	(41,005,796)	(504,588)
Indian Rupee, Expiring 12/16/15*	Credit Suisse International	INR	(2,729,123,500)	(40,501,203)	(41,005,796)	(504,593)
Japanese Yen, Expiring 12/16/15	CitiBank	JPY	(46,260,730,000)	(386,018,321)	(386,141,367)	(123,046)
Japanese Yen, Expiring 12/16/15	Credit Suisse International	JPY	(46,260,730,000)	(386,032,720)	(386,141,367)	(108,647)
Korean Won, Expiring 12/16/15*	CitiBank	KRW	(222,418,474,001)	(186,623,829)	(187,193,392)	(569,563)
Korean Won, Expiring 12/16/15*	Credit Suisse International	KRW	(222,418,473,999)	(186,623,850)	(187,193,395)	(569,545)
Mexican Peso, Expiring 12/16/15	CitiBank	MXN	(1,325,708,500)	(77,912,674)	(77,942,623)	(29,949)
Mexican Peso, Expiring 12/16/15	Credit Suisse International	MXN	(1,515,708,500)	(89,044,648)	(89,113,328)	(68,680)
Malaysian Ringgit, Expiring 12/16/15*	CitiBank	MYR	(38,155,000)	(9,176,342)	(8,637,735)	538,607
Malaysian Ringgit, Expiring 12/16/15*	Credit Suisse International	MYR	(38,155,000)	(9,176,342)	(8,637,735)	538,607
Norwegian Krone, Expiring 12/16/15	CitiBank	NOK	(3,808,533,502)	(460,833,231)	(446,825,997)	14,007,234
Norwegian Krone, Expiring 12/16/15	Credit Suisse International	NOK	(3,808,533,502)	(460,834,200)	(446,825,998)	14,008,202
New Zealand Dollar, Expiring 12/16/15	CitiBank	NZD	(865,476,999)	(549,837,463)	(550,259,366)	(421,903)
New Zealand Dollar, Expiring 12/16/15	Credit Suisse International	NZD	(865,476,999)	(549,872,522)	(550,259,366)	(386,844)
Philippine Peso, Expiring 12/16/15*	CitiBank	PHP	(3,192,750,000)	(67,567,312)	(67,983,350)	(416,038)
Philippine Peso, Expiring 12/16/15*	Credit Suisse International	PHP	(3,192,750,000)	(67,567,312)	(67,983,350)	(416,038)
Poland Zloty, Expiring 12/16/15	CitiBank	PLN	(151,745,000)	(39,969,290)	(39,842,811)	126,479
Poland Zloty, Expiring 12/16/15	Credit Suisse International	PLN	(151,745,000)	(39,969,370)	(39,842,810)	126,560
Swedish Krona, Expiring 12/16/15	CitiBank	SEK	(4,293,227,000)	(509,867,041)	(513,882,536)	(4,015,495)
Swedish Krona, Expiring 12/16/15	Credit Suisse International	SEK	(4,293,226,999)	(509,867,393)	(513,882,536)	(4,015,143)
Singapore Dollar, Expiring 12/16/15	CitiBank	SGD	(141,455,000)	(99,955,983)	(99,147,546)	808,437
Singapore Dollar, Expiring 12/16/15	Credit Suisse International	SGD	(154,455,000)	(109,090,577)	(108,259,406)	831,171
Turkish Lira, Expiring 12/16/15	CitiBank	TRY	(492,830,500)	(159,781,350)	(159,071,228)	710,122
Turkish Lira, Expiring 12/16/15	Credit Suisse International	TRY	(533,830,500)	(173,226,516)	(172,304,825)	921,691

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Taiwanese Dollar, Expiring 12/16/15*	CitiBank	TWD	(2,031,850,001)	$(62,414,352)	$(61,734,904)	$679,448
Taiwanese Dollar, Expiring 12/16/15*	Credit Suisse International	TWD	(2,031,850,000)	(62,414,748)	(61,734,904)	679,844
South African Rand, Expiring 12/17/15	CitiBank	ZAR	(1,318,873,500)	(94,792,189)	(93,867,378)	924,811
South African Rand, Expiring 12/17/15	Credit Suisse International	ZAR	(1,318,873,500)	(94,793,787)	(93,867,378)	926,409

				(10,057,554,654)	(9,998,244,887)	59,309,767

				$(2,836,036,858)	$(2,794,818,366)	$41,218,492

*	Non-deliverable forward (See Note 4).

AUD - Australian Dollar
BRL - Brazilian Real
CAD - Canadian Dollar
CHF - Swiss Franc
CLP - Chilean Peso
COP - Colombian Peso
CZK - Czech Republic Koruna
EUR - Euro
GBP - British Pound
HUF - Hungarian Forint
IDR - Indonesian Rupiah
ILS - Israeli Shekel
INR - Indian Rupee
JPY - Japanese Yen
KRW - Korean Won
MXN - Mexican Peso
MYR - Malaysian Ringgit
NOK - Norwegian Krone
NZD - New Zealand Dollar
PHP - Philippine Peso
PLN - Poland Zloty
SEK - Swedish Krona
SGD - Singapore Dollar
TRY - Turkish Lira
TWD - Taiwanese Dollar
USD - United States Dollar
ZAR - South African Rand

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

Collateral pledged to, or (received from), each counterparty at September 30, 2015 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
Bank of America
Cash	$(8,010,000)	$—	$(8,010,000)
Money Market Funds	732	—	732

Barclays Capital
Cash	—	66,426,341	66,426,341

Citibank
Money Market Funds	47,940,000	—	47,940,000

Credit Suisse International
Cash	(39,630,000)	—	(39,630,000)

Goldman Sachs
Cash	—	(18,234,806)	(18,234,806)
U.S. Treasury Bills	—	57,797,238	57,797,238

J.P. Morgan
Cash	—	(49,756,552)	(49,756,552)
U.S. Treasury Bills	—	89,829,676	89,829,676

Morgan Stanley and Co., International PLC
Cash	—	(19,692,898)	(19,692,898)
Money Market Funds	17,190,000	—	17,190,000
U.S. Treasury Bills	—	42,688,800	42,688,800

Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at September 30, 2015 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
Citibank
Money Market Funds	$48,950,000	$—	$48,950,000

Deutsche Bank
Money Market Funds	5,400,073	—	5,400,073

Goldman Sachs
Cash	—	(4,016,393)	(4,016,393)
U.S. Treasury Bills	—	17,164,093	17,164,093

J.P. Morgan
Cash	—	548,615	548,615
U.S. Treasury Bills		30,873,161	30,873,161

Macquarie Capital
Cash	(740,000)	—	(740,000)

Merrill Lynch
Money Market Funds	9,140,000	—	9,140,000

Morgan Stanley and Co., International PLC
Cash	—	(9,361,402)	(9,361,402)
U.S. Treasury Bills	—	108,419,850	108,419,850

Societe Generale
Cash	(760,000)	—	(760,000)

See notes to Schedule of Investments.

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

	SHARES	VALUE (Note 5)
MONEY MARKET FUNDS - 24.8%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.000% ^(a)(b)	123,019,338	$123,019,338
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% ^(a)(b)	3,360,034	3,360,034

TOTAL MONEY MARKET FUNDS (Cost $126,379,372)		126,379,372

	PRINCIPAL AMOUNT (000’s)
SHORT-TERM INVESTMENTS - 73.5%
U.S. Treasury Bill, 0.083%, 11/19/2015 ^(c)(d)	$69,531	69,532,390
U.S. Treasury Bill, 0.141%, 01/28/2016 (c)	102,595	102,591,204
U.S. Treasury Bill, 0.161%, 02/04/2016 (c)	2,838	2,837,813
U.S. Treasury Bill, 0.241%, 02/11/2016 ^(c)	144,384	144,370,717
U.S. Treasury Bill, 0.264%, 03/03/2016 ^(c)	45,929	45,923,856
U.S. Treasury Bill, 0.259%, 03/17/2016 ^(c)	10,213	10,211,386

TOTAL SHORT-TERM INVESTMENTS (Cost $375,240,255)		375,467,366

TOTAL INVESTMENTS IN SECURITIES, AT VALUE—98.3% (Cost $501,619,627)		501,846,738

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.7% (e)		8,545,520

NET ASSETS - 100.0%		$510,392,258

(a)	Represents annualized seven-day yield as of the close of the reporting period.
(b)	All or a portion of the security is pledged as collateral to the brokers for forward foreign currency exchange and swap contracts.
(c)	The rate shown is the effective yield at the date of purchase.
(d)	All or a portion of the security is pledged as collateral to the brokers for futures contracts.
(e)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
^	All or a portion represents positions held in the respective Subsidiary (See Note 2).

All securities are Level 2 with respect to ASC 820 (See Note 5).

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

Total return swap contracts outstanding as of September 30, 2015:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Bank of America	Bovespa Index October Futures	10/2015	BRL	(16,927,766)	$419,583
CitiBank	Cocoa December Futures^	12/2015	USD	(30,632)	(508)
CitiBank	Cocoa December Futures^	12/2015	USD	30,706	434
CitiBank	Cotton No. 2 December Futures^	12/2015	USD	(1,148,437)	103,250
CitiBank	Cotton No. 2 December Futures^	12/2015	USD	1,176,325	(131,129)
Deutsche Bank	Cotton No. 2 December Futures^	12/2015	USD	(32,125)	1,905
Deutsche Bank	Cotton No. 2 December Futures^	12/2015	USD	32,885	(2,665)
Bank of America	KOSPI Index 200 December Futures	12/2015	KRW	(15,713,774,000)	(507,381)
Deutsche Bank	Live Cattle December Futures^	12/2015	USD	(977,895)	87,605
Macquarie Capital	Live Cattle December Futures^	12/2015	USD	(9,214,440)	835,240
Societe Generale	Live Cattle December Futures^	12/2015	USD	(3,396,363)	306,533
Societe Generale	Live Cattle October Futures^	10/2015	USD	(3,328,356)	386,026
Societe Generale	Live Cattle October Futures^	10/2015	USD	3,353,468	(411,138)
Deutsche Bank	Live Cattle October Futures^	10/2015	USD	(3,921,728)	630,308
Deutsche Bank	Live Cattle October Futures^	10/2015	USD	3,934,490	(643,070)
Bank of America	MSCI Taiwan Stock Index October Futures	10/2015	USD	(4,948,361)	3,760
Bank of America	SGX S&P CNX Nifty Index October Futures	10/2015	USD	(16,028)	76
CitiBank	Soybean Meal December Futures^	12/2015	USD	10,799,249	(955,563)
CitiBank	Soybean Meal December Futures^	12/2015	USD	(8,552,869)	(179,488)
Deutsche Bank	Soybean Meal December Futures^	12/2015	USD	3,003,070	(283,870)
Deutsche Bank	Soybean Meal December Futures^	12/2015	USD	(2,667,420)	(51,780)
CitiBank	Soybean November Futures^	11/2015	USD	19,309,913	(1,868,100)
CitiBank	Soybean November Futures^	11/2015	USD	(18,937,805)	475,473
Macquarie Capital	Soybean November Futures^	11/2015	USD	(1,780,420)	(48,180)
Bank of America	Swiss Market Index December Futures	12/2015	CHF	(4,300,243)	57,517
Macquarie Capital	Wheat December Futures^	12/2015	USD	(605,709)	(35,229)

					$(1,810,391)

^	Represents positions held in the respective Subsidiary (See Note 2).

Open futures contracts outstanding at September 30, 2015:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
112	Goldman Sachs	Cocoa Futures^	12/2015	$3,703,145	$3,625,759	$(77,386)
46	Morgan Stanley and Co., International PLC	Cocoa Futures^	12/2015	1,512,213	1,432,440	(79,773)
5	J.P. Morgan	LME Aluminum Futures^	10/2015	206,154	196,259	(9,895)
11	J.P. Morgan	LME Aluminum Futures^	10/2015	465,592	431,920	(33,672)
1	J.P. Morgan	LME Aluminum Futures^	10/2015	42,696	39,321	(3,375)
5	J.P. Morgan	LME Aluminum Futures^	10/2015	213,930	196,811	(17,119)
10	J.P. Morgan	LME Aluminum Futures^	10/2015	414,487	391,938	(22,549)
5	J.P. Morgan	LME Aluminum Futures^	11/2015	199,200	194,791	(4,409)
9	J.P. Morgan	LME Aluminum Futures^	11/2015	361,822	350,955	(10,867)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
1	J.P. Morgan	LME Aluminum Futures^	11/2015	$38,253	$39,124	$871
7	J.P. Morgan	LME Aluminum Futures^	12/2015	283,500	274,454	(9,046)
7	J.P. Morgan	LME Aluminum Futures^	12/2015	284,840	274,519	(10,321)
5	J.P. Morgan	LME Aluminum Futures^	12/2015	205,816	196,316	(9,500)
4	J.P. Morgan	LME Aluminum Futures^	12/2015	163,322	157,090	(6,232)
2	J.P. Morgan	LME Aluminum Futures^	12/2015	81,990	78,563	(3,427)
1	J.P. Morgan	LME Aluminum Futures^	12/2015	40,712	39,310	(1,402)
26	J.P. Morgan	LME Aluminum Futures^	12/2015	1,064,178	1,022,450	(41,728)
4	J.P. Morgan	LME Aluminum Futures^	12/2015	155,360	157,671	2,311
2	J.P. Morgan	LME Aluminum Futures^	12/2015	78,706	78,850	144
4	J.P. Morgan	LME Copper Futures^	10/2015	550,469	517,875	(32,594)
4	J.P. Morgan	LME Copper Futures^	10/2015	530,462	517,908	(12,554)
6	J.P. Morgan	LME Copper Futures^	10/2015	837,699	776,913	(60,786)
4	J.P. Morgan	LME Copper Futures^	10/2015	548,510	517,900	(30,610)
1	J.P. Morgan	LME Copper Futures^	10/2015	134,490	129,425	(5,065)
1	J.P. Morgan	LME Copper Futures^	12/2015	134,566	129,199	(5,367)
2	J.P. Morgan	LME Copper Futures^	12/2015	268,351	258,375	(9,976)
4	J.P. Morgan	LME Copper Futures^	12/2015	534,692	516,550	(18,142)
1	J.P. Morgan	LME Copper Futures^	12/2015	133,087	129,175	(3,912)
2	J.P. Morgan	LME Zinc Futures^	10/2015	101,705	83,550	(18,155)
4	J.P. Morgan	LME Zinc Futures^	10/2015	200,310	167,363	(32,947)
6	J.P. Morgan	LME Zinc Futures^	10/2015	291,315	252,297	(39,018)
5	J.P. Morgan	LME Zinc Futures^	11/2015	233,281	210,451	(22,830)
10	J.P. Morgan	LME Zinc Futures^	11/2015	472,024	421,064	(50,960)
35	J.P. Morgan	SGX FTSE China A50 Index Futures	10/2015	330,061	322,263	(7,798)
94	Goldman Sachs	10-Year Japanese Government Bond Futures	12/2015	115,893,311	116,092,527	199,216
225	J.P. Morgan	3-Month Euro Euribor Futures	03/2016	62,873,482	62,891,463	17,981
241	J.P. Morgan	3-Month Euro Euribor Futures	06/2016	67,338,647	67,367,110	28,463
288	J.P. Morgan	3-Month Euro Euribor Futures	09/2016	80,456,457	80,501,072	44,615
344	J.P. Morgan	3-Month Euro Euribor Futures	12/2016	96,085,730	96,139,643	53,913
409	J.P. Morgan	3-Month Euro Euribor Futures	03/2017	114,210,019	114,277,001	66,982
459	J.P. Morgan	3-Month Euro Euribor Futures	06/2017	128,123,202	128,202,430	79,228
272	J.P. Morgan	3-Month Euro Euribor Futures	09/2017	75,900,347	75,941,416	41,069
558	J.P. Morgan	90-Day EURODollar Futures	03/2016	138,719,149	138,774,600	55,451
581	J.P. Morgan	90-Day EURODollar Futures	06/2016	144,155,441	144,313,137	157,696
494	J.P. Morgan	90-Day EURODollar Futures	09/2016	122,296,078	122,524,350	228,272
437	J.P. Morgan	90-Day EURODollar Futures	12/2016	107,928,112	108,217,587	289,475

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
407	J.P. Morgan	90-Day EURODollar Futures	03/2017	$100,343,432	$100,661,275	$317,843
385	J.P. Morgan	90-Day EURODollar Futures	06/2017	94,762,300	95,095,000	332,700
370	J.P. Morgan	90-Day EURODollar Futures	09/2017	91,050,085	91,279,000	228,915
388	J.P. Morgan	90-Day Sterling Futures	03/2016	72,772,420	72,891,487	119,067
371	J.P. Morgan	90-Day Sterling Futures	06/2016	69,502,026	69,648,680	146,654
518	J.P. Morgan	90-Day Sterling Futures	09/2016	96,936,752	97,147,377	210,625
477	J.P. Morgan	90-Day Sterling Futures	12/2016	89,132,117	89,358,888	226,771
440	J.P. Morgan	90-Day Sterling Futures	03/2017	82,105,669	82,335,964	230,295
415	J.P. Morgan	90-Day Sterling Futures	06/2017	77,340,893	77,571,463	230,570
403	J.P. Morgan	90-Day Sterling Futures	09/2017	75,115,245	75,252,228	136,983
253	J.P. Morgan	Australia 10-Year Bond Futures	12/2015	22,795,318	22,981,193	185,875
607	J.P. Morgan	Australia 3-Year Bond Futures	12/2015	47,750,385	47,835,054	84,669
177	Goldman Sachs	Canadian 10-Year Bond Futures	12/2015	18,993,613	18,806,167	(187,446)
21	J.P. Morgan	Canadian 3-Month Bank Acceptance Futures	12/2015	3,909,828	3,904,356	(5,472)
250	J.P. Morgan	Canadian 3-Month Bank Acceptance Futures	03/2016	46,531,416	46,494,473	(36,943)
256	J.P. Morgan	Canadian 3-Month Bank Acceptance Futures	06/2016	47,639,431	47,610,341	(29,090)
135	Morgan Stanley and Co., International PLC	CME Ultra Long Term U.S. Treasury Bond Futures	12/2015	21,607,824	21,654,844	47,020
875	Goldman Sachs	Euro - Bobl Futures	12/2015	125,761,970	126,146,079	384,109
265	Goldman Sachs	Euro - Bund Futures	12/2015	45,797,340	46,249,577	452,237
186	Goldman Sachs	Euro - OAT Futures	12/2015	31,161,765	31,512,154	350,389
472	Goldman Sachs	Euro - SCHATZ Futures	12/2015	58,728,199	58,727,415	(784)
6	J.P. Morgan	Euro CHF 3-Month LIFFE Futures	03/2016	1,551,284	1,551,406	122
14	J.P. Morgan	Euro CHF 3-Month LIFFE Futures	06/2016	3,619,245	3,620,665	1,420
25	J.P. Morgan	Euro CHF 3-Month LIFFE Futures	09/2016	6,461,978	6,465,473	3,495
289	Goldman Sachs	Euro-BTP Italian Government Bond Futures	12/2015	43,325,813	44,011,939	686,126
45	Goldman Sachs	Euro-Buxl 30-Year Bond Futures	12/2015	7,676,463	7,831,075	154,612
307	Goldman Sachs	Long Gilt Futures	12/2015	54,941,095	55,293,160	352,065
503	Morgan Stanley and Co., International PLC	U.S. Treasury 10-Year Note Futures	12/2015	64,215,612	64,753,391	537,779
1,428	Morgan Stanley and Co., International PLC	U.S. Treasury 2-Year Note Futures	12/2015	312,376,253	312,776,625	400,372
939	Morgan Stanley and Co., International PLC	U.S. Treasury 5-Year Note Futures	12/2015	112,603,839	113,164,172	560,333

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
171	Morgan Stanley and Co., International PLC	U.S. Treasury Long Bond Futures	12/2015	$26,765,938	$26,905,781	$139,843

				3,222,072,461	3,228,907,887	6,835,426

Short Contracts:
156	Goldman Sachs	Brent Crude Futures^	10/2015	$(7,863,213)	$(7,545,720)	$317,493
114	Morgan Stanley and Co., International PLC	Coffee ‘C’ Futures^	12/2015	(5,571,499)	(5,187,712)	383,787
123	Morgan Stanley and Co., International PLC	Corn Futures^	12/2015	(2,346,205)	(2,384,663)	(38,458)
53	Morgan Stanley and Co., International PLC	Cotton No. 2 Futures^	12/2015	(1,611,255)	(1,601,660)	9,595
219	Goldman Sachs	Gas Oil Futures^	11/2015	(10,441,268)	(10,227,300)	213,968
90	Morgan Stanley and Co., International PLC	Gasoline RBOB Futures^	10/2015	(5,101,640)	(5,166,127)	(64,487)
373	Morgan Stanley and Co., International PLC	Gold 100 OZ Futures^	12/2015	(41,221,270)	(41,596,960)	(375,690)
106	Morgan Stanley and Co., International PLC	Hard Red Winter Wheat Futures^	12/2015	(2,687,461)	(2,659,275)	28,186
117	Morgan Stanley and Co., International PLC	Heating Oil ULSD Futures^	10/2015	(7,653,299)	(7,554,783)	98,516
8	Morgan Stanley and Co., International PLC	Lean Hogs Futures^	12/2015	(199,317)	(213,520)	(14,203)
44	Morgan Stanley and Co., International PLC	Live Cattle Futures^	12/2015	(2,509,278)	(2,304,280)	204,998
5	J.P. Morgan	LME Aluminum Futures^	10/2015	(207,700)	(196,258)	11,442
11	J.P. Morgan	LME Aluminum Futures^	10/2015	(465,548)	(431,920)	33,628
1	J.P. Morgan	LME Aluminum Futures^	10/2015	(42,516)	(39,320)	3,196
5	J.P. Morgan	LME Aluminum Futures^	10/2015	(213,899)	(196,811)	17,088
10	J.P. Morgan	LME Aluminum Futures^	10/2015	(415,676)	(391,937)	23,739
5	J.P. Morgan	LME Aluminum Futures^	11/2015	(198,063)	(194,791)	3,272
9	J.P. Morgan	LME Aluminum Futures^	11/2015	(357,703)	(350,955)	6,748
1	J.P. Morgan	LME Aluminum Futures^	11/2015	(38,082)	(39,124)	(1,042)
7	J.P. Morgan	LME Aluminum Futures^	12/2015	(284,008)	(274,454)	9,554
7	J.P. Morgan	LME Aluminum Futures^	12/2015	(284,358)	(274,519)	9,839
5	J.P. Morgan	LME Aluminum Futures^	12/2015	(206,613)	(196,316)	10,297
4	J.P. Morgan	LME Aluminum Futures^	12/2015	(163,488)	(157,090)	6,398
2	J.P. Morgan	LME Aluminum Futures^	12/2015	(81,695)	(78,563)	3,132
113	J.P. Morgan	LME Aluminum Futures^	12/2015	(4,426,111)	(4,443,725)	(17,614)
1	J.P. Morgan	LME Aluminum Futures^	12/2015	(40,748)	(39,310)	1,438
4	J.P. Morgan	LME Aluminum Futures^	12/2015	(155,367)	(157,671)	(2,304)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
2	J.P. Morgan	LME Aluminum Futures^	12/2015	$(78,782)	$(78,850)	$(68)
4	J.P. Morgan	LME Copper Futures^	10/2015	(548,213)	(517,875)	30,338
4	J.P. Morgan	LME Copper Futures^	10/2015	(537,890)	(517,908)	19,982
6	J.P. Morgan	LME Copper Futures^	10/2015	(836,235)	(776,913)	59,322
4	J.P. Morgan	LME Copper Futures^	10/2015	(548,963)	(517,900)	31,063
1	J.P. Morgan	LME Copper Futures^	10/2015	(134,036)	(129,425)	4,611
1	J.P. Morgan	LME Copper Futures^	12/2015	(134,373)	(129,200)	5,173
2	J.P. Morgan	LME Copper Futures^	12/2015	(267,494)	(258,375)	9,119
1	J.P. Morgan	LME Copper Futures^	12/2015	(132,991)	(129,175)	3,816
45	J.P. Morgan	LME Copper Futures^	12/2015	(5,707,992)	(5,811,187)	(103,195)
140	Morgan Stanley and Co., International PLC	LME Copper Futures^	12/2015	(7,919,627)	(8,193,500)	(273,873)
26	J.P. Morgan	LME Nickel Futures^	12/2015	(1,538,191)	(1,621,776)	(83,585)
2	J.P. Morgan	LME Zinc Futures^	10/2015	(102,434)	(83,550)	18,884
4	J.P. Morgan	LME Zinc Futures^	10/2015	(199,749)	(167,363)	32,386
6	J.P. Morgan	LME Zinc Futures^	10/2015	(290,099)	(252,297)	37,802
5	J.P. Morgan	LME Zinc Futures^	11/2015	(233,934)	(210,451)	23,483
10	J.P. Morgan	LME Zinc Futures^	11/2015	(468,809)	(421,065)	47,744
71	J.P. Morgan	LME Zinc Futures^	12/2015	(3,005,345)	(2,995,756)	9,589
282	Morgan Stanley and Co., International PLC	Natural Gas Futures^	10/2015	(7,785,649)	(7,117,680)	667,969
38	Morgan Stanley and Co., International PLC	Nymex Palladium Futures^	12/2015	(2,207,717)	(2,473,610)	(265,893)
76	Morgan Stanley and Co., International PLC	Platinum Futures^	01/2016	(3,602,661)	(3,454,580)	148,081
99	Morgan Stanley and Co., International PLC	Silver Futures^	12/2015	(7,301,737)	(7,186,410)	115,327
352	Morgan Stanley and Co., International PLC	Soybean Futures^	11/2015	(15,852,914)	(15,699,200)	153,714
165	Morgan Stanley and Co., International PLC	Soybean Oil Futures^	12/2015	(3,070,417)	(2,706,661)	363,756
461	Morgan Stanley and Co., International PLC	Sugar #11 (World Markets) Futures^	02/2016	(6,316,403)	(6,650,202)	(333,799)
227	Morgan Stanley and Co., International PLC	Wheat Futures^	12/2015	(5,534,710)	(5,819,712)	(285,002)
147	Morgan Stanley and Co., International PLC	WTI Crude Futures^	10/2015	(6,660,926)	(6,628,230)	32,696
15	Barclays Capital	Amsterdam Index Futures	10/2015	(1,440,308)	(1,412,115)	28,193
35	Barclays Capital	CAC40 Index Futures	10/2015	(1,764,001)	(1,740,937)	23,064
8	Barclays Capital	DAX Index Futures	12/2015	(2,233,210)	(2,158,706)	74,504
104	Barclays Capital	E-Mini DJIA CBOT Futures	12/2015	(8,442,400)	(8,409,440)	32,960

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
20	J.P. Morgan	E-Mini MSCI EAFE Index Futures	12/2015	$(1,702,309)	$(1,649,500)	$52,809
125	J.P. Morgan	E-Mini MSCI Emerging Markets Index Futures	12/2015	(5,019,836)	(4,944,375)	75,461
50	Barclays Capital	E-Mini Russell 2000 Futures	12/2015	(5,611,207)	(5,479,500)	131,707
105	Barclays Capital	Euro Stoxx 50 Index	12/2015	(3,728,291)	(3,626,578)	101,713
99	Barclays Capital	FTSE 100 Index Futures	12/2015	(8,991,987)	(9,013,440)	(21,453)
35	J.P. Morgan	FTSE/JSE Top 40 Index Futures	12/2015	(1,112,166)	(1,143,937)	(31,771)
6	Barclays Capital	FTSE/MIB Index Futures	12/2015	(716,021)	(711,974)	4,047
79	Barclays Capital	Hang Seng Index Futures	10/2015	(10,740,918)	(10,597,145)	143,773
103	Barclays Capital	H-SHARES Index Futures	10/2015	(6,318,824)	(6,231,128)	87,696
56	Barclays Capital	IBEX 35 Index Futures	10/2015	(6,110,942)	(5,969,785)	141,157
41	Barclays Capital	MSCI Singapore Index Futures	10/2015	(1,807,617)	(1,800,710)	6,907
39	Barclays Capital	NASDAQ 100 E-Mini Futures	12/2015	(3,209,552)	(3,247,140)	(37,588)
7	J.P. Morgan	Nikkei 225 Futures	12/2015	(1,041,725)	(1,014,713)	27,012
29	J.P. Morgan	OMXS30 Index Futures	10/2015	(486,257)	(490,439)	(4,182)
76	Barclays Capital	S&P 500 E-Mini Futures	12/2015	(7,327,987)	(7,253,060)	74,927
23	Barclays Capital	S&P MID 400 E-Mini Futures	12/2015	(3,217,170)	(3,134,671)	82,499
97	Barclays Capital	S&P/Toronto Stock Exchange 60 Index Futures	12/2015	(11,401,639)	(11,339,078)	62,561
113	Barclays Capital	SGX S&P CNX Nifty Index Futures	10/2015	(1,774,832)	(1,802,576)	(27,744)
87	Barclays Capital	SPI 200 Index Futures	12/2015	(7,684,105)	(7,643,848)	40,257
9	Barclays Capital	TOPIX Index Futures	12/2015	(1,079,375)	(1,058,933)	20,442

				(278,768,250)	(276,327,343)	2,440,907

				$2,943,304,211	$2,952,580,544	$9,276,333

^	Represents positions held in the respective Subsidiary (See Note 2).

Forward foreign currency exchange contracts outstanding as of September 30, 2015:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 12/16/15	CitiBank	AUD	6,834,500	$4,869,691	$4,777,538	$(92,153)
Australian Dollar, Expiring 12/16/15	Credit Suisse International	AUD	6,834,500	4,869,952	4,777,538	(92,414)
Brazilian Real, Expiring 12/16/15*	CitiBank	BRL	7,769,000	1,957,061	1,908,014	(49,047)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Brazilian Real, Expiring 12/16/15*	Credit Suisse International	BRL	10,669,000	$2,683,517	$2,620,235	$(63,282)
Canadian Dollar, Expiring 12/16/15	CitiBank	CAD	699,500	529,307	523,997	(5,310)
Canadian Dollar, Expiring 12/16/15	Credit Suisse International	CAD	699,500	529,279	523,997	(5,282)
Swiss Franc, Expiring 12/16/15	Credit Suisse International	CHF	13,000	13,543	13,377	(166)
Colombian Peso, Expiring 12/16/15*	CitiBank	COP	1,092,918,000	347,282	350,767	3,485
Colombian Peso, Expiring 12/16/15*	Credit Suisse International	COP	1,092,918,000	347,282	350,767	3,485
Czech Republic Koruna, Expiring 12/16/15	CitiBank	CZK	261,350,000	10,884,208	10,766,784	(117,424)
Czech Republic Koruna, Expiring 12/16/15	Credit Suisse International	CZK	261,350,000	10,883,749	10,766,784	(116,965)
Euro, Expiring 12/16/15	CitiBank	EUR	70,139,498	78,757,879	78,477,857	(280,022)
Euro, Expiring 12/16/15	Credit Suisse International	EUR	70,139,499	78,754,824	78,477,859	(276,965)
British Pound, Expiring 12/16/15	CitiBank	GBP	4,850,499	7,387,538	7,335,337	(52,201)
British Pound, Expiring 12/16/15	Credit Suisse International	GBP	4,850,499	7,386,932	7,335,337	(51,595)
Hungarian Forint, Expiring 12/16/15	CitiBank	HUF	1,022,000,000	3,689,143	3,642,257	(46,886)
Hungarian Forint, Expiring 12/16/15	Credit Suisse International	HUF	1,022,000,000	3,688,665	3,642,256	(46,409)
Israeli Shekel, Expiring 12/16/15	CitiBank	ILS	5,389,500	1,372,096	1,375,323	3,227
Israeli Shekel, Expiring 12/16/15	Credit Suisse International	ILS	5,389,500	1,372,099	1,375,323	3,224
Indian Rupee, Expiring 12/16/15*	CitiBank	INR	262,500,000	3,925,337	3,944,132	18,795
Indian Rupee, Expiring 12/16/15*	Credit Suisse International	INR	262,500,000	3,925,337	3,944,132	18,795
Japanese Yen, Expiring 12/16/15	CitiBank	JPY	10,150,205,502	84,505,368	84,724,435	219,067
Japanese Yen, Expiring 12/16/15	Credit Suisse International	JPY	10,150,205,502	84,503,560	84,724,435	220,875
Korean Won, Expiring 12/16/15*	CitiBank	KRW	1,738,130,000	1,470,491	1,462,857	(7,634)
Korean Won, Expiring 12/16/15*	Credit Suisse International	KRW	1,738,130,000	1,470,489	1,462,857	(7,632)
Mexican Peso, Expiring 12/16/15	CitiBank	MXN	17,500,000	1,038,516	1,028,880	(9,636)
Mexican Peso, Expiring 12/16/15	Credit Suisse International	MXN	17,500,000	1,038,394	1,028,880	(9,514)
Malaysian Ringgit, Expiring 12/16/15*	CitiBank	MYR	1,948,000	436,282	440,999	4,717
Malaysian Ringgit, Expiring 12/16/15*	Credit Suisse International	MYR	1,948,000	436,282	440,999	4,717
Norwegian Krone, Expiring 12/16/15	CitiBank	NOK	113,386,000	13,427,118	13,302,709	(124,409)
Norwegian Krone, Expiring 12/16/15	Credit Suisse International	NOK	113,386,000	13,425,492	13,302,709	(122,783)
New Zealand Dollar, Expiring 12/16/15	CitiBank	NZD	32,131,500	20,398,489	20,428,802	30,313
New Zealand Dollar, Expiring 12/16/15	Credit Suisse International	NZD	32,131,500	20,392,815	20,428,802	35,987

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Philippine Peso, Expiring 12/16/15*	CitiBank	PHP	60,240,000	$1,279,027	$1,282,692	$3,665
Philippine Peso, Expiring 12/16/15*	Credit Suisse International	PHP	60,240,000	1,279,027	1,282,692	3,665
Poland Zloty, Expiring 12/16/15	CitiBank	PLN	11,550,000	3,095,652	3,032,617	(63,035)
Poland Zloty, Expiring 12/16/15	Credit Suisse International	PLN	11,550,000	3,095,562	3,032,617	(62,945)
Swedish Krona, Expiring 12/16/15	CitiBank	SEK	179,201,500	21,540,436	21,449,722	(90,714)
Swedish Krona, Expiring 12/16/15	Credit Suisse International	SEK	179,201,500	21,539,183	21,449,722	(89,461)
Singapore Dollar, Expiring 12/16/15	CitiBank	SGD	7,396,000	5,156,526	5,183,947	27,421
Singapore Dollar, Expiring 12/16/15	Credit Suisse International	SGD	7,396,000	5,154,903	5,183,947	29,044
Taiwanese Dollar, Expiring 12/16/15*	CitiBank	TWD	77,675,000	2,369,876	2,360,046	(9,830)
Taiwanese Dollar, Expiring 12/16/15*	Credit Suisse International	TWD	77,675,000	2,369,876	2,360,046	(9,830)

				$537,598,085	$536,325,023	$(1,273,062)

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 12/16/15	CitiBank	AUD	(60,636,500)	$(42,644,849)	$(42,386,879)	$257,970
Australian Dollar, Expiring 12/16/15	Credit Suisse International	AUD	(60,636,500)	(42,647,126)	(42,386,879)	260,247
Brazilian Real, Expiring 12/16/15*	CitiBank	BRL	(11,730,000)	(3,085,742)	(2,880,810)	204,932
Brazilian Real, Expiring 12/16/15*	Credit Suisse International	BRL	(11,730,000)	(3,085,742)	(2,880,810)	204,932
Canadian Dollar, Expiring 12/16/15	CitiBank	CAD	(58,969,500)	(44,429,434)	(44,174,227)	255,207
Canadian Dollar, Expiring 12/16/15	Credit Suisse International	CAD	(58,969,500)	(44,431,184)	(44,174,227)	256,957
Swiss Franc, Expiring 12/16/15	CitiBank	CHF	(480,500)	(495,931)	(494,426)	1,505
Swiss Franc, Expiring 12/16/15	Credit Suisse International	CHF	(505,500)	(521,942)	(520,151)	1,791
Chilean Peso, Expiring 12/16/15*	CitiBank	CLP	(1,260,016,500)	(1,799,556)	(1,797,363)	2,193
Chilean Peso, Expiring 12/16/15*	Credit Suisse International	CLP	(1,260,016,500)	(1,799,536)	(1,797,363)	2,173
Colombian Peso, Expiring 12/16/15*	CitiBank	COP	(936,500,000)	(303,392)	(300,565)	2,827
Colombian Peso, Expiring 12/16/15*	Credit Suisse International	COP	(936,500,000)	(303,392)	(300,565)	2,827
Czech Republic Koruna, Expiring 12/16/15	CitiBank	CZK	(96,229,000)	(3,967,118)	(3,964,327)	2,791
Czech Republic Koruna, Expiring 12/16/15	Credit Suisse International	CZK	(96,229,000)	(3,968,745)	(3,964,327)	4,418
Euro, Expiring 12/16/15	CitiBank	EUR	(28,374,500)	(31,766,091)	(31,747,731)	18,360
Euro, Expiring 12/16/15	Credit Suisse International	EUR	(28,374,500)	(31,767,182)	(31,747,731)	19,451

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
British Pound, Expiring 12/16/15	CitiBank	GBP	(20,665,500)	$(31,722,079)	$(31,252,126)	$469,953
British Pound, Expiring 12/16/15	Credit Suisse International	GBP	(20,665,500)	(31,724,206)	(31,252,126)	472,080
Hungarian Forint, Expiring 12/16/15	CitiBank	HUF	(710,273,500)	(2,538,895)	(2,531,310)	7,585
Hungarian Forint, Expiring 12/16/15	Credit Suisse International	HUF	(740,273,500)	(2,645,918)	(2,638,226)	7,692
Indonesian Rupiah, Expiring 12/16/15*	CitiBank	IDR	(59,450,101,000)	(4,014,431)	(3,929,948)	84,483
Indonesian Rupiah, Expiring 12/16/15*	Credit Suisse International	IDR	(63,450,101,000)	(4,283,181)	(4,194,368)	88,813
Israeli Shekel, Expiring 12/16/15	CitiBank	ILS	(14,975,000)	(3,804,469)	(3,821,407)	(16,938)
Israeli Shekel, Expiring 12/16/15	Credit Suisse International	ILS	(14,975,000)	(3,804,748)	(3,821,407)	(16,659)
Indian Rupee, Expiring 12/16/15*	CitiBank	INR	(217,254,000)	(3,224,365)	(3,264,298)	(39,933)
Indian Rupee, Expiring 12/16/15*	Credit Suisse International	INR	(217,254,000)	(3,224,365)	(3,264,298)	(39,933)
Japanese Yen, Expiring 12/16/15	CitiBank	JPY	(3,550,499,500)	(29,632,847)	(29,636,253)	(3,406)
Japanese Yen, Expiring 12/16/15	Credit Suisse International	JPY	(3,550,499,500)	(29,633,922)	(29,636,253)	(2,331)
Korean Won, Expiring 12/16/15*	CitiBank	KRW	(17,341,915,000)	(14,550,956)	(14,595,423)	(44,467)
Korean Won, Expiring 12/16/15*	Credit Suisse International	KRW	(17,341,914,999)	(14,550,958)	(14,595,423)	(44,465)
Mexican Peso, Expiring 12/16/15	CitiBank	MXN	(99,690,000)	(5,858,039)	(5,861,094)	(3,055)
Mexican Peso, Expiring 12/16/15	Credit Suisse International	MXN	(115,690,000)	(6,795,450)	(6,801,784)	(6,334)
Malaysian Ringgit, Expiring 12/16/15*	CitiBank	MYR	(2,760,000)	(663,785)	(624,824)	38,961
Malaysian Ringgit, Expiring 12/16/15*	Credit Suisse International	MYR	(2,760,000)	(663,785)	(624,824)	38,961
Norwegian Krone, Expiring 12/16/15	CitiBank	NOK	(287,505,500)	(34,790,023)	(33,730,814)	1,059,209
Norwegian Krone, Expiring 12/16/15	Credit Suisse International	NOK	(287,505,500)	(34,790,153)	(33,730,814)	1,059,339
New Zealand Dollar, Expiring 12/16/15	CitiBank	NZD	(64,794,500)	(41,154,830)	(41,195,526)	(40,696)
New Zealand Dollar, Expiring 12/16/15	Credit Suisse International	NZD	(64,794,500)	(41,157,863)	(41,195,526)	(37,663)
Philippine Peso, Expiring 12/16/15*	CitiBank	PHP	(230,200,000)	(4,871,662)	(4,901,658)	(29,996)
Philippine Peso, Expiring 12/16/15*	Credit Suisse International	PHP	(230,200,000)	(4,871,662)	(4,901,658)	(29,996)
Poland Zloty, Expiring 12/16/15	CitiBank	PLN	(11,165,000)	(2,940,835)	(2,931,530)	9,305
Poland Zloty, Expiring 12/16/15	Credit Suisse International	PLN	(11,164,999)	(2,940,841)	(2,931,529)	9,312
Swedish Krona, Expiring 12/16/15	CitiBank	SEK	(319,366,500)	(37,929,134)	(38,226,924)	(297,790)
Swedish Krona, Expiring 12/16/15	Credit Suisse International	SEK	(319,366,500)	(37,929,160)	(38,226,924)	(297,764)
Singapore Dollar, Expiring 12/16/15	CitiBank	SGD	(10,975,500)	(7,754,375)	(7,692,863)	61,512
Singapore Dollar, Expiring 12/16/15	Credit Suisse International	SGD	(12,175,500)	(8,597,300)	(8,533,957)	63,343
Turkish Lira, Expiring 12/16/15	CitiBank	TRY	(38,661,500)	(12,536,336)	(12,478,801)	57,535

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Turkish Lira, Expiring 12/16/15	Credit Suisse International	TRY	(42,361,500)	$(13,749,873)	$(13,673,050)	$76,823
Taiwanese Dollar, Expiring 12/16/15*	CitiBank	TWD	(154,450,000)	(4,744,539)	(4,692,747)	51,792
Taiwanese Dollar, Expiring 12/16/15*	Credit Suisse International	TWD	(154,450,000)	(4,744,568)	(4,692,747)	51,821
South African Rand, Expiring 12/17/15	CitiBank	ZAR	(104,277,000)	(7,498,943)	(7,421,642)	77,301
South African Rand, Expiring 12/17/15	Credit Suisse International	ZAR	(104,277,000)	(7,499,127)	(7,421,642)	77,485

				(760,854,585)	(756,444,125)	4,410,460

				$(223,256,500)	$(220,119,102)	$3,137,398

*	Non-deliverable forward (See Note 4).

AUD - Australian Dollar
BRL - Brazilian Real
CAD - Canadian Dollar
CHF - Swiss Franc
CLP - Chilean Peso
COP - Colombian Peso
CZK - Czech Republic Koruna
EUR - Euro
GBP - British Pound
HUF - Hungarian Forint
IDR - Indonesian Rupiah
ILS - Israeli Shekel
INR - Indian Rupee
JPY - Japanese Yen
KRW - Korean Won
MXN - Mexican Peso
MYR - Malaysian Ringgit
NOK - Norwegian Krone
NZD - New Zealand Dollar
PHP - Philippine Peso
PLN - Poland Zloty
SEK - Swedish Krona
SGD - Singapore Dollar
TRY - Turkish Lira
TWD - Taiwanese Dollar
USD - United States Dollar
ZAR - South African Rand

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

Collateral pledged to, or (received from), each counterparty at September 30, 2015 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
Bank of America
Cash	$(230,000)	$—	$(230,000)

Barclays Capital
Cash	—	3,710,231	3,710,231

Citibank
Money Market Funds	3,850,000	—	3,850,000

Credit Suisse International
Cash	(3,080,000)	—	(3,080,000)

Goldman Sachs
Cash	—	2,236,035	2,236,035
U.S. Treasury Bills	—	796,016	796,016

J.P. Morgan
Cash	—	945,838	945,838

Morgan Stanley and Co., International PLC
Cash	—	1,828,149	1,828,149

Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at September 30, 2015 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
Citibank
Money Market Funds	$2,800,020	$—	$2,800,020

Deutsche Bank
Money Market Funds	490,007	—	490,007

Goldman Sachs
Cash	—	309,587	309,587
U.S. Treasury Bills	—	597,012	597,012

J.P. Morgan
Cash	—	1,325,268	1,325,268

Macquarie Capital
Money Market Funds	50,000	—	50,000

Morgan Stanley and Co., International PLC
Cash	—	(637,516)	(637,516)
U.S. Treasury Bills	—	9,033,750	9,033,750

See notes to Schedule of Investments.

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

LONG INVESTMENTS - 89.9%	SHARES	VALUE (Note 5)
COMMON STOCKS - 2.7%

Bahamas - 0.1%
Steiner Leisure Ltd. (1)†	17,554	$1,109,062

Canada - 0.0% (a)
Mitel Networks Corp. (1)†	96,510	622,490

Cayman Islands - 0.0% (a)
Herbalife Ltd. (1)†(b)	1,901	103,604

China - 0.0% (a)
Sihuan Pharmaceutical Holdings Group Ltd. (3)(b)(c)	816,000	450,640

France - 0.0% (a)
Lafarge SA	6,440	432,677

Ireland - 0.1%
Avolon Holdings Ltd. (1)†	48,962	1,490,403

United States - 2.5%
AGL Resources, Inc. (1)	2,152	131,358
Con-way, Inc. (1)	189,098	8,972,700
Cytec Industries, Inc. (1)	39,657	2,928,669
Dealertrack Technologies, Inc. (1)†	29,987	1,893,979
Dot Hill Systems Corp. (1)†	435,641	4,238,787
Dycom Industries, Inc. (1)†	7,428	537,490
HCC Insurance Holdings, Inc. (1)	13,429	1,040,345
Humana, Inc. (1)	8,742	1,564,818
IPC Healthcare, Inc. (1)†	45,066	3,501,177
JetBlue Airways Corp. (1)†	94,621	2,438,383
KYTHERA Biopharmaceuticals, Inc. (1)†	49,000	3,674,020
OM Group, Inc. (1)	182,742	6,010,384
Solera Holdings, Inc. (1)	14,716	794,664
StanCorp Financial Group, Inc. (1)	13,243	1,512,351
Strategic Hotels & Resorts, Inc. REIT (1)†	198,687	2,739,894
Symetra Financial Corp. (1)	46,290	1,464,616
Thoratec Corp. (1)†	64,477	4,078,815
Xoom Corp. (1)†	255,181	6,348,903

		53,871,353

TOTAL COMMON STOCKS (cost $58,031,720)		58,080,229

CONVERTIBLE PREFERRED STOCKS - 9.3%	SHARES	VALUE (Note 5)

Netherlands - 1.7%
Fiat Chrysler Automobiles NV, Series FCAU, 7.875% 12/15/16(1)(d)	30,737,500	$36,460,822

United States - 7.6%
Allergan PLC, Series A, $1,000.00 par, 5.500% 03/01/18(1)(b)	25,125	23,704,432
Anthem, Inc., $50.00 par, 5.250% 05/01/18(1)	117,675	5,688,410
Bunge Ltd., Perpetual Preferred Stock, $100.00 par, 4.875% 12/31/49(1)(b)(e)	30,900	3,032,217
Chesapeake Energy Corp., Perpetual Preferred Stock 144A, $1,000.00 par, 5.750% 12/31/49(b)(e)(f)	400	159,500
Crown Castle International Corp., Series A, $100.00 par, 4.500% 11/01/16(1)(b)	109,200	11,123,112
Dominion Resources, Inc., $50.00 par, 6.375% 07/01/17(1)	137,625	6,827,576
Dominion Resources, Inc., Series A, $49.00 par, 6.125% 04/01/16(1)	167,375	9,257,511
Dominion Resources, Inc., Series B, $49.00 par, 6.000% 07/01/16(1)	276,600	15,484,068
Post Holdings, Inc., Perpetual Preferred Stock, $100.00 par, 2.500% 02/05/19 (e)	37,627	4,270,665
Southwestern Energy Co., Series B, $50.00 par, 6.250% 01/15/18(1)	351,075	10,911,411
Stericycle, Inc., $100.00 par, 5.250% 09/15/18(1) †	94,775	9,640,513
T-Mobile US, Inc., $50.00 par, 5.500% 12/15/17(1)	329,050	22,724,193
Tyson Foods, Inc., $50.00 par, 4.750% 07/15/17(1)	310,450	15,913,667
Welltower, Inc., Perpetual Preferred Stock, Series I, $50.00 par, 6.500% 12/31/49(1)(e)	221,875	13,474,469
Weyerhaeuser Co., Series A, $50.00 par, 6.375% 07/01/16(1)	168,628	8,045,242
WPX Energy, Inc., Series A, $50.00 par, 6.250% 07/31/18 †	46,725	1,675,091

		161,932,077

TOTAL CONVERTIBLE PREFERRED STOCKS (cost $212,167,028)		198,392,899

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

CORPORATE BONDS - 0.0% (a)	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’s)	VALUE (Note 5)

United States - 0.0% (a)
Sabine Oil & Gas Corp. (d) (cost $3,965,812)	7.250%	06/15/19	$3,950	$553,000

CONVERTIBLE BONDS - 21.1%

Canada - 0.2%
Element Financial Corp. 144A (f)	4.250%	06/30/20	1,075	859,436
Element Financial Corp. 144A (b)(f)	5.125%	06/30/19	3,281	2,999,491

				3,858,927

Cayman Islands - 0.1%
Herbalife Ltd. (b)	2.000%	08/15/19	3,000	2,647,500

Mexico - 0.2%
Cemex SAB de CV	3.720%	03/15/20	2,100	1,905,750
Cemex SAB de CV	3.750%	03/15/18	350	360,500
Cemex SAB de CV	3.250%	03/15/16	2,250	2,280,937

				4,547,187

Monaco - 0.2%
Scorpio Tankers, Inc. 144A (b)(f)	2.375%	07/01/19	4,525	4,499,547

Netherlands - 0.3%
Volkswagen International Finance NV 144A (f)	5.500%	11/09/15	7,700	5,724,228

Norway - 0.3%
Ship Finance International Ltd.	3.250%	02/01/18	5,500	5,757,812

United States - 19.8%
Acorda Therapeutics, Inc. (b)	1.750%	06/15/21	4,025	3,632,562
Alpha Natural Resources, Inc. (d)	4.875%	12/15/20	200	7,000
Anthem, Inc.	2.750%	10/15/42	9,325	17,565,969
Ares Capital Corp. 144A (f)	5.750%	02/01/16	417	419,606
Cheniere Energy, Inc. (b)	4.250%	03/15/45	10,500	6,555,937
Ciena Corp. (b)	4.000%	12/15/20	1,166	1,524,545
Ciena Corp. 144A (f)	3.750%	10/15/18	275	343,922
Colony Capital, Inc.	3.875%	01/15/21	3,150	3,010,219
DDR Corp.	1.750%	11/15/40	2,825	2,998,031
Electronic Arts, Inc.	0.750%	07/15/16	450	955,406
Equinix, Inc.	4.750%	06/15/16	4,450	15,163,375
Extra Space Storage LP 144A (b)(f)	3.125%	10/01/35	4,100	4,128,187
General Cable Corp. (b)(g)	4.500%	11/15/29	1,170	704,194
Hologic, Inc., Series 2010 (g)	2.000%	12/15/37	1,650	2,816,344
Intel Corp.	3.250%	08/01/39	19,000	28,666,250
Intel Corp.	2.950%	12/15/35	975	1,184,016
Lam Research Corp.	0.500%	05/15/16	1,725	1,950,328
Lennar Corp. 144A (f)	2.750%	12/15/20	2,650	5,740,563
Lennar Corp. 144A (f)	3.250%	11/15/21	3,325	6,839,109
LinkedIn Corp. 144A (b)(f)	0.500%	11/01/19	10,775	10,606,641
Medicines Co./The (b)	1.375%	06/01/17	2,325	3,384,328
Medicines Co./The 144A (f)	2.500%	01/15/22	5,275	6,864,094
Meritor, Inc.	7.875%	03/01/26	1,600	2,170,000
MGIC Investment Corp. (b)	5.000%	05/01/17	4,625	4,896,719
MGIC Investment Corp. (b)	2.000%	04/01/20	13,700	19,659,500
Microchip Technology, Inc.	2.125%	12/15/37	15,700	27,514,250
Micron Technology, Inc., Series C	2.375%	05/01/32	7,775	12,814,172
Micron Technology, Inc., Series F	2.125%	02/15/33	2,025	3,098,250
NorthStar Realty Finance LP 144A (b)(f)	5.375%	06/15/33	100	145,812
Novellus Systems, Inc.	2.625%	05/15/41	13,650	26,728,406

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’s)	VALUE (Note 5)
United States - 19.8% (continued)
NRG Yield, Inc. 144A (f)	3.500%	02/01/19	$4,200	$3,777,375
NRG Yield, Inc. 144A (b)(f)	3.250%	06/01/20	1,700	1,460,937
NVIDIA Corp. (b)	1.000%	12/01/18	10,400	13,682,500
ON Semiconductor Corp., Series B (b)	2.625%	12/15/26	889	994,013
Palo Alto Networks, Inc.	0.000%	07/01/19	15,225	24,778,688
Priceline Group, Inc./The (b)	1.000%	03/15/18	5,000	7,028,125
Prospect Capital Corp.	4.750%	04/15/20	1,100	990,000
Radian Group, Inc.	2.250%	03/01/19	2,775	4,183,313
SanDisk Corp. (b)	1.500%	08/15/17	10,615	13,175,869
SL Green Operating Partnership LP 144A (f)	3.000%	10/15/17	5,575	7,641,234
Spirit Realty Capital, Inc.	2.875%	05/15/19	4,025	3,748,281
Spirit Realty Capital, Inc.	3.750%	05/15/21	1,725	1,574,063
Standard Pacific Corp. (b)	1.250%	08/01/32	3,575	4,135,828
Starwood Property Trust, Inc. (b)	4.550%	03/01/18	5,925	6,028,688
Starwood Property Trust, Inc.	3.750%	10/15/17	1,650	1,636,594
Starwood Property Trust, Inc. (b)	4.000%	01/15/19	4,350	4,477,781
Stillwater Mining Co.	1.750%	10/15/32	1,825	1,860,359
SunEdison, Inc.	2.000%	10/01/18	5,950	4,481,094
SunEdison, Inc. (b)	2.750%	01/01/21	4,925	3,475,203
SunEdison, Inc. 144A (b)(f)	0.250%	01/15/20	8,325	4,740,047
Take-Two Interactive Software, Inc. (b)	1.750%	12/01/16	2,450	3,776,063
Tesla Motors, Inc.	1.500%	06/01/18	8,500	17,265,625
Trinity Industries, Inc. (b)	3.875%	06/01/36	5,975	7,046,766
TTM Technologies, Inc.	1.750%	12/15/20	2,875	2,517,422
United States Steel Corp. (b)	2.750%	04/01/19	1,425	1,411,641
UTi Worldwide, Inc. (b)	4.500%	03/01/19	5,100	3,761,250
VeriSign, Inc.	4.297%	08/15/37	21,619	45,116,151
Vishay Intertechnology, Inc.	2.250%	11/15/40	1,275	1,032,750
WebMD Health Corp. (b)	1.500%	12/01/20	1,675	1,712,687
WebMD Health Corp. (b)	2.500%	01/31/18	4,775	4,804,844
Whiting Petroleum Corp. 144A (b)(f)	1.250%	04/01/20	2,000	1,628,750

				426,031,676

TOTAL CONVERTIBLE BONDS (cost $435,191,266)				453,066,877

MONEY MARKET FUNDS - 52.6%	SHARES	VALUE (Note 5)
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.010% ^(h)	1,000,155	$1,000,155
Dreyfus Treasury Cash Management, Class I, 0.010% ^(h)	4,000,620	4,000,620
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.000% ^(h)(i)	681,556,985	681,556,985
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% ^(h)(i)	438,463,577	438,463,577
UBS Money Series - UBS Select Treasury Preferred Fund, Class I, 0.010% ^(h)	5,001,109	5,001,109

TOTAL MONEY MARKET FUNDS (cost $1,130,022,446)		1,130,022,446

SHORT-TERM INVESTMENTS - 4.2%	PRINCIPAL AMOUNT (000’s)
U.S. Treasury Bill, 0.141%, 1/28/2016 ^(j)	$25,758	25,757,047
U.S. Treasury Bill, 0.238%, 2/18/2016 ^(j)	8,096	8,095,255
U.S. Treasury Bill, 0.258%, 3/17/2016 ^(j)	1,858	1,857,706
U.S. Treasury Bill, 0.161%, 2/4/2016 ^(j)	16,427	16,425,916
U.S. Treasury Bill, 0.083%, 11/19/2015 ^(j)	26,638	26,638,533
U.S. Treasury Bill, 0.085%, 11/27/2015 ^(j)(k)	11,300	11,300,181
TOTAL SHORT-TERM INVESTMENTS (cost $90,041,491)		90,074,638

TOTAL INVESTMENTS IN SECURITIES, AT VALUE (cost $1,929,419,763)		1,930,190,089

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

SECURITIES SOLD SHORT - (21.6)%	SHARES	VALUE (Note 5)
COMMON STOCKS - (21.3)%

Canada - (0.1)%
Element Financial Corp. (1)†	(148,067)	$(2,021,567)

Mexico - (0.1)%
Cemex SAB de CV ADR (1)†	(162,964)	(1,139,118)

Monaco - (0.1)%
Scorpio Tankers, Inc. (1)	(237,386)	(2,176,830)

Norway - (0.1)%
Ship Finance International Ltd. (1)	(202,129)	(3,284,596)

Switzerland - 0.0% (a)
LafargeHolcim Ltd. †	(2,531)	(132,675)

United Kingdom - (1.3)%
Fiat Chrysler Automobiles NV (1)†	(2,151,623)	(28,422,940)

United States - (19.6)%
Acorda Therapeutics, Inc. (1)†	(52,016)	(1,378,944)
Allergan PLC (1)†	(67,174)	(18,258,565)
Anthem, Inc. (1)	(136,639)	(19,129,460)
Ares Capital Corp. (1)	(114)	(1,651)
Bunge Ltd. (1)	(18,501)	(1,356,123)
Cheniere Energy, Inc. (1)†	(46,665)	(2,253,919)
Chesapeake Energy Corp. (1)	(10,230)	(74,986)
Ciena Corp. (1)†	(44,205)	(915,928)
Colony Capital, Inc., Class A REIT (1)	(34,691)	(678,556)
Crown Castle International Corp. REIT (1)	(74,109)	(5,844,977)
DDR Corp. REIT (1)	(133,601)	(2,054,783)
Dominion Resources, Inc. (1)	(306,700)	(21,585,546)
Electronic Arts, Inc. (1)†	(14,107)	(955,749)
Equinix, Inc. REIT (1)	(55,597)	(15,200,220)
General Cable Corp. (1)	(27,374)	(325,751)
Hologic, Inc. (1)†	(70,213)	(2,747,435)
Intel Corp. (1)	(698,338)	(21,047,907)
JetBlue Airways Corp. (1)†	(94,622)	(2,438,409)
Lam Research Corp. (1)	(384,875)	(25,143,884)
Lennar Corp., Class A (1)	(259,100)	(12,470,483)
LinkedIn Corp., Class A (1)†	(18,657)	(3,547,255)
Medicines Co./The (1)†	(197,093)	(7,481,650)
Meritor, Inc. (1)†	(99,145)	(1,053,911)
MGIC Investment Corp. (1)†	(1,728,941)	(16,009,994)
Microchip Technology, Inc. (1)	(590,924)	(25,462,915)
Micron Technology, Inc. (1)†	(876,359)	(13,127,858)

	SHARES	VALUE (Note 5)
United States - (19.6)% (continued)
NorthStar Realty Finance Corp. REIT (1)	(11,137)	$(137,542)
NRG Yield, Inc., Class A (1)	(40,472)	(451,263)
NRG Yield, Inc., Class C (1)	(6,182)	(71,773)
NVIDIA Corp. (1)	(376,255)	(9,274,686)
ON Semiconductor Corp. (1)†	(40,640)	(382,016)
Palo Alto Networks, Inc. (1)†	(120,803)	(20,778,116)
Post Holdings, Inc. (1)†	(64,657)	(3,821,229)
Priceline Group, Inc./The (1)†	(4,234)	(5,236,865)
Prospect Capital Corp. (1)	(1,331)	(9,490)
Radian Group, Inc. (1)	(242,647)	(3,860,514)
SanDisk Corp. (1)	(136,133)	(7,396,106)
SL Green Realty Corp. REIT (1)	(61,295)	(6,629,667)
Southwestern Energy Co. (1)†	(679,253)	(8,619,721)
Spirit Realty Capital, Inc. REIT (1)	(78,158)	(714,364)
Standard Pacific Corp. (1)†	(307,875)	(2,463,000)
Starwood Property Trust, Inc. REIT (1)	(191,866)	(3,937,090)
Stericycle, Inc. (1)†	(47,309)	(6,590,617)
Stillwater Mining Co. (1)†	(76,180)	(786,939)
SunEdison, Inc. (1)†	(614,690)	(4,413,474)
Take-Two Interactive Software, Inc. (1)†	(115,486)	(3,317,913)
Tesla Motors, Inc. (1)†	(63,823)	(15,853,633)
T-Mobile US, Inc. (1)†	(490,065)	(19,509,488)
Trinity Industries, Inc. (1)	(145,631)	(3,301,455)
TTM Technologies, Inc. (1)†	(185,115)	(1,153,266)
Tyson Foods, Inc., Class A (1)	(271,038)	(11,681,738)
UTi Worldwide, Inc. (1)†	(109,412)	(502,201)
VeriSign, Inc. (1)†	(597,592)	(42,166,092)
Vishay Intertechnology, Inc. (1)	(82,453)	(798,970)
WebMD Health Corp. (1)†	(43,784)	(1,744,355)
Welltower, Inc. REIT (1)	(107,596)	(7,286,401)
Weyerhaeuser Co. REIT (1)	(194,454)	(5,316,372)
Whiting Petroleum Corp. (1)†	(27,436)	(418,948)
WPX Energy, Inc. (1)†	(198,928)	(1,316,903)

		(420,489,066)

TOTAL COMMON STOCKS SOLD SHORT (proceeds $489,417,072)		(457,666,792)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

	SHARES	VALUE (Note 5)
PREFERRED STOCKS - (0.3)%

Germany - (0.3)%
Volkswagen AG	(53,287)	$(5,853,458)

(proceeds $6,289,507)
TOTAL SECURITIES SOLD SHORT (proceeds $495,706,579)		(463,520,250)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT - 68.3% (cost $1,433,713,184)		1,466,669,839

OTHER ASSETS IN EXCESS OF LIABILITIES - 31.7% (l)		680,085,655

NET ASSETS - 100.0%		$2,146,755,494

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$8,278,755	0.4%
Consumer Staples	9,108,563	0.4
Energy	13,602,146	0.6
Financials	59,981,397	2.8
Health Care	27,929,555	1.3
Industrials	22,549,356	1.1
Information Technology	71,945,849	3.4
Materials	15,132,185	0.7
Telecommunication Services	3,214,705	0.1
Utilities	14,830,244	0.7
Money Market Funds	1,130,022,446	52.6
Other Investments	90,074,638	4.2

Total Investments In Securities, At Value	1,466,669,839	68.3
Other Assets in Excess of Liabilities (l)	680,085,655	31.7

Net Assets	$2,146,755,494	100.0%

†	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	All or a portion of this security has been segregated as collateral for securities sold short and can be sold or replaced subject to the broker’s right to re-hypothecate. At September 30, 2015, the value of these securities was $158,399,485. In addition, $430,375,608 of cash collateral was pledged.
(c)	Security fair valued as of September 30, 2015 using procedures approved by the Board of Trustees. The total value of positions fair valued was $450,640 or 0.0% of total net assets.
(d)	Defaulted security.
(e)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date. The rate shown represents the variable dividend rate in effect as of the close of the reporting period.
(f)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund Advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(g)	Represents a step bond. The rate shown reflects the yield as of close of the reporting period.
(h)	Represents annualized seven-day yield as of the close of the reporting period.
(i)	All or a portion of the security is pledged as collateral to the brokers for forward foreign currency exchange and swap contracts.
(j)	The rate shown is the effective yield at the date of purchase.
(k)	All or a portion of the security is pledged as collateral to the brokers for futures contracts.
(l)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
^	All or a portion represents positions held in the respective Subsidiary (See Note 2).

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 5).
(3)	Level 3 security (See Note 5).

The following abbreviations are used in portfolio descriptions:

144A - Restricted Security

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

Credit default swap contracts buy protection as of September 30, 2015:

COUNTERPARTY	REFERENCE ENTITY	FIXED ANNUAL RATE RECEIVED BY FUND	CURRENCY	CREDIT SPREAD	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Exchange Cleared
CitiBank	Markit CDX North America High Yield Index Series 24	5.000%	USD	4.291%	8,400,000	$(377,182)	06/20/2020	$126,626
CitiBank	Markit CDX North America High Yield Index Series 25	5.000%	USD	5.003%	4,400,000	7,594	12/20/2020	(8,925)

						$(369,588)		$117,701

Total return swap contracts outstanding as of September 30, 2015:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Morgan Stanley and Co., International PLC	Bovespa Index October Futures	10/2015	BRL	(74,513,524)	$1,596,711
Deutsche Bank	Cocoa December Futures^	12/2015	USD	(61,380)	(900)
Deutsche Bank	Cocoa December Futures^	12/2015	USD	61,675	605
CitiBank	Corn December Futures^	12/2015	USD	(1,199,441)	(21,962)
CitiBank	Corn December Futures^	12/2015	USD	1,210,466	10,942
Deutsche Bank	Corn December Futures^	12/2015	USD	1,332,450	24,675
Macquarie Capital	Corn December Futures^	12/2015	USD	211,085	2,178
CitiBank	Cotton No. 2 December Futures^	12/2015	USD	(1,640,625)	147,501
CitiBank	Cotton No. 2 December Futures^	12/2015	USD	1,681,255	(188,117)
Bank of America	H-SHARES Index October Futures	10/2015	HKD	195,144,905	(436,767)
Goldman Sachs	H-SHARES Index October Futures	10/2015	HKD	11,840,530	(15,389)
Morgan Stanley and Co., International PLC	H-SHARES Index October Futures	10/2015	HKD	17,569,945	(28,706)
Morgan Stanley and Co., International PLC	KOSPI Index 200 December Futures	12/2015	KRW	(9,811,992,797)	(299,822)
Macquarie Capital	Live Cattle December Futures^	12/2015	USD	(6,219,747)	563,787
Merrill Lynch	Live Cattle December Futures^	12/2015	USD	(1,043,100)	100,440
Societe Generale	Live Cattle December Futures^	12/2015	USD	(2,245,206)	202,776
Societe Generale	Live Cattle October Futures^	10/2015	USD	2,216,806	(271,876)
Societe Generale	Live Cattle October Futures^	10/2015	USD	(2,201,379)	256,449
Merrill Lynch	Live Cattle October Futures^	10/2015	USD	(5,054,890)	815,827
Merrill Lynch	Live Cattle October Futures^	10/2015	USD	5,071,800	(832,734)
Morgan Stanley and Co., International PLC	MSCI Taiwan Stock Index October Futures	10/2015	USD	(3,169,743)	3,992
Morgan Stanley and Co., International PLC	SGX S&P CNX Nifty Index October Futures	10/2015	USD	(11,075,062)	(234,906)
CitiBank	Soybean Meal December Futures^	12/2015	USD	(8,151,089)	(180,132)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
CitiBank	Soybean Meal December Futures^	12/2015	USD	9,391,354	$(782,009)
Deutsche Bank	Soybean Meal December Futures^	12/2015	USD	3,604,780	(329,380)
Deutsche Bank	Soybean Meal December Futures^	12/2015	USD	(3,210,370)	(65,030)
Merrill Lynch	Soybean Meal December Futures^	12/2015	USD	1,085,000	(127,054)
Merrill Lynch	Soybean Meal December Futures^	12/2015	USD	(361,320)	(9,477)
CitiBank	Soybean November Futures^	11/2015	USD	201,745	(24,219)
CitiBank	Soybean November Futures^	11/2015	USD	(180,195)	2,673
Deutsche Bank	Soybean November Futures^	11/2015	USD	11,029,251	(1,306,451)
Deutsche Bank	Soybean November Futures^	11/2015	USD	(4,738,138)	(34,063)
Macquarie Capital	Soybean November Futures^	11/2015	USD	7,506,138	75,862
Merrill Lynch	Soybean November Futures^	11/2015	USD	(12,255,613)	971,615
Merrill Lynch	Soybean November Futures^	11/2015	USD	12,217,925	(666,406)
Societe Generale	Soybean November Futures^	11/2015	USD	1,328,037	9,963
Morgan Stanley and Co., International PLC	Swiss Market Index December Futures	12/2015	CHF	(102,272,137)	1,470,052
Morgan Stanley and Co., International PLC	Taiwan Stock Exchange October Futures	10/2015	TWD	(44,460,550)	15,944
Bank of America	Tel Aviv 25 Index October Futures	10/2015	ILS	23,928,410	(398,387)
Bank of America	U.S. Treasury 2-Year Note December Futures	12/2015	USD	(94,807,331)	(33,200)
Bank of America	U.S. Treasury 5-Year Note December Futures	12/2015	USD	(7,808,177)	(25,338)
Macquarie Capital	Wheat December Futures^	12/2015	USD	(460,928)	(26,184)
Goldman Sachs	WIG20 Index December Futures	12/2015	PLN	(15,579,913)	182,446

					$115,929

^	Represents positions held in the respective Subsidiary (See Note 2).

Open futures contracts outstanding at September 30, 2015:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
87	Goldman Sachs	Cocoa Futures^	12/2015	$2,874,877	$2,816,438	$(58,439)
35	Morgan Stanley and Co., International PLC	Cocoa Futures^	12/2015	1,150,758	1,089,900	(60,858)
590	Morgan Stanley and Co., International PLC	Corn Futures^	12/2015	11,193,309	11,438,625	245,316
7	J.P. Morgan	LME Aluminum Futures^	10/2015	288,616	274,762	(13,854)
16	J.P. Morgan	LME Aluminum Futures^	10/2015	677,225	628,248	(48,977)
2	J.P. Morgan	LME Aluminum Futures^	10/2015	85,391	78,641	(6,750)
1	J.P. Morgan	LME Aluminum Futures^	10/2015	42,863	39,348	(3,515)
10	J.P. Morgan	LME Aluminum Futures^	10/2015	428,156	393,623	(34,533)
1	J.P. Morgan	LME Aluminum Futures^	10/2015	42,076	39,417	(2,659)
8	J.P. Morgan	LME Aluminum Futures^	11/2015	313,803	313,216	(587)
7	J.P. Morgan	LME Aluminum Futures^	12/2015	279,763	274,389	(5,374)
12	J.P. Morgan	LME Aluminum Futures^	12/2015	486,001	470,493	(15,508)
6	J.P. Morgan	LME Aluminum Futures^	12/2015	244,149	235,302	(8,847)
5	J.P. Morgan	LME Aluminum Futures^	12/2015	205,816	196,316	(9,500)
3	J.P. Morgan	LME Aluminum Futures^	12/2015	122,492	117,818	(4,674)
2	J.P. Morgan	LME Aluminum Futures^	12/2015	81,990	78,563	(3,427)
43	J.P. Morgan	LME Aluminum Futures^	12/2015	1,750,935	1,690,975	(59,960)
3	J.P. Morgan	LME Aluminum Futures^	12/2015	116,520	118,253	1,733

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
1	J.P. Morgan	LME Aluminum Futures^	12/2015	$39,353	$39,425	$72
2	J.P. Morgan	LME Copper Futures^	10/2015	275,234	258,937	(16,297)
7	J.P. Morgan	LME Copper Futures^	10/2015	928,308	906,339	(21,969)
7	J.P. Morgan	LME Copper Futures^	10/2015	977,315	906,398	(70,917)
1	J.P. Morgan	LME Copper Futures^	10/2015	138,725	129,512	(9,213)
18	J.P. Morgan	LME Copper Futures^	10/2015	2,485,213	2,330,550	(154,663)
5	J.P. Morgan	LME Copper Futures^	10/2015	666,066	646,911	(19,155)
3	J.P. Morgan	LME Copper Futures^	10/2015	394,632	388,130	(6,502)
2	J.P. Morgan	LME Copper Futures^	11/2015	259,623	258,732	(891)
5	J.P. Morgan	LME Copper Futures^	11/2015	655,100	646,804	(8,296)
30	J.P. Morgan	LME Copper Futures^	11/2015	3,903,420	3,880,657	(22,763)
8	J.P. Morgan	LME Copper Futures^	11/2015	1,045,677	1,034,628	(11,049)
37	J.P. Morgan	LME Copper Futures^	11/2015	4,663,621	4,782,786	119,165
7	J.P. Morgan	LME Copper Futures^	11/2015	888,588	904,729	16,141
5	J.P. Morgan	LME Copper Futures^	12/2015	636,036	646,171	10,135
1	J.P. Morgan	LME Copper Futures^	12/2015	129,572	129,229	(343)
2	J.P. Morgan	LME Copper Futures^	12/2015	259,688	258,451	(1,237)
3	J.P. Morgan	LME Copper Futures^	12/2015	403,225	387,638	(15,587)
3	J.P. Morgan	LME Copper Futures^	12/2015	403,700	387,600	(16,100)
3	J.P. Morgan	LME Copper Futures^	12/2015	402,527	387,563	(14,964)
104	J.P. Morgan	LME Copper Futures^	12/2015	13,260,870	13,430,300	169,430
1	J.P. Morgan	LME Copper Futures^	12/2015	133,087	129,175	(3,912)
2	J.P. Morgan	LME Zinc Futures^	10/2015	101,705	83,550	(18,155)
5	J.P. Morgan	LME Zinc Futures^	10/2015	250,387	209,203	(41,184)
3	J.P. Morgan	LME Zinc Futures^	10/2015	155,611	125,877	(29,734)
1	J.P. Morgan	LME Zinc Futures^	12/2015	45,655	42,189	(3,466)
3	J.P. Morgan	LME Zinc Futures^	12/2015	136,997	126,578	(10,419)
4	J.P. Morgan	LME Zinc Futures^	12/2015	181,028	168,775	(12,253)
19	Morgan Stanley and Co., International PLC	Silver Futures^	12/2015	1,406,753	1,379,210	(27,543)
166	Morgan Stanley and Co., International PLC	Soybean Futures^	11/2015	7,338,661	7,403,600	64,939
7	Barclays Capital	Amsterdam Index Futures	10/2015	658,103	658,987	884
451	J.P. Morgan	BIST 30 Futures	10/2015	1,385,910	1,371,478	(14,432)
533	Barclays Capital	CAC40 Index Futures	10/2015	27,042,479	26,511,986	(530,493)
117	Barclays Capital	DAX Index Futures	12/2015	33,008,170	31,571,062	(1,437,108)
263	Barclays Capital	Euro Stoxx 50 Index	12/2015	9,062,849	9,083,714	20,865
61	Barclays Capital	FTSE 100 Index Futures	12/2015	5,537,996	5,553,736	15,740
16	Barclays Capital	H-SHARES Index Futures	10/2015	986,718	967,942	(18,776)
140	Barclays Capital	MSCI Singapore Index Futures	10/2015	6,172,430	6,148,765	(23,665)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
23	J.P. Morgan	SGX FTSE China A50 Index Futures	10/2015	$216,897	$211,772	$(5,125)
816	Barclays Capital	TOPIX Index Futures	12/2015	98,233,016	96,010,003	(2,223,013)
218	J.P. Morgan	3-Month Euro Euribor Futures	12/2016	60,890,905	60,925,704	34,799
259	J.P. Morgan	3-Month Euro Euribor Futures	03/2017	72,322,104	72,366,120	44,016
290	J.P. Morgan	3-Month Euro Euribor Futures	06/2017	80,948,733	80,999,356	50,623
173	J.P. Morgan	3-Month Euro Euribor Futures	09/2017	48,274,184	48,300,974	26,790
243	J.P. Morgan	90-Day EURODollar Futures	09/2016	60,169,188	60,270,075	100,887
278	J.P. Morgan	90-Day EURODollar Futures	12/2016	68,639,087	68,843,225	204,138
260	J.P. Morgan	90-Day EURODollar Futures	03/2017	64,079,561	64,304,500	224,939
247	J.P. Morgan	90-Day EURODollar Futures	06/2017	60,773,269	61,009,000	235,731
237	J.P. Morgan	90-Day EURODollar Futures	09/2017	58,319,035	58,467,900	148,865
82	J.P. Morgan	90-Day Sterling Futures	12/2015	15,395,358	15,412,653	17,295
2,504	J.P. Morgan	90-Day Sterling Futures	03/2016	469,541,210	470,413,101	871,891
2,745	J.P. Morgan	90-Day Sterling Futures	06/2016	513,995,337	515,325,138	1,329,801
1,716	J.P. Morgan	90-Day Sterling Futures	09/2016	321,256,127	321,824,127	568,000
301	J.P. Morgan	90-Day Sterling Futures	12/2016	56,229,101	56,387,893	158,792
280	J.P. Morgan	90-Day Sterling Futures	03/2017	52,238,608	52,395,614	157,006
264	J.P. Morgan	90-Day Sterling Futures	06/2017	49,189,890	49,346,665	156,775
256	J.P. Morgan	90-Day Sterling Futures	09/2017	47,715,750	47,802,904	87,154
380	J.P. Morgan	Australia 3-Year Bond Futures	12/2015	29,892,650	29,946,162	53,512
655	Goldman Sachs	Canadian 10-Year Bond Futures	12/2015	69,435,685	69,593,443	157,758
102	J.P. Morgan	Canadian 3-Month Bank Acceptance Futures	03/2016	18,988,467	18,969,745	(18,722)
57	J.P. Morgan	Canadian 3-Month Bank Acceptance Futures	09/2016	10,605,175	10,597,004	(8,171)
84	Morgan Stanley and Co., International PLC	CME Ultra Long Term U.S. Treasury Bond Futures	12/2015	13,439,990	13,474,125	34,135
555	Goldman Sachs	Euro - Bobl Futures	12/2015	79,756,747	80,012,656	255,909
118	Goldman Sachs	Euro - OAT Futures	12/2015	19,760,046	19,991,582	231,536
296	Goldman Sachs	Euro - SCHATZ Futures	12/2015	36,829,335	36,829,058	(277)
4	J.P. Morgan	Euro CHF 3-Month LIFFE Futures	03/2016	1,034,181	1,034,271	90
10	J.P. Morgan	Euro CHF 3-Month LIFFE Futures	06/2016	2,585,970	2,586,190	220
17	J.P. Morgan	Euro CHF 3-Month LIFFE Futures	09/2016	4,394,199	4,396,522	2,323
184	Goldman Sachs	Euro-BTP Italian Government Bond Futures	12/2015	27,578,915	28,021,442	442,527
28	Goldman Sachs	Euro-Buxl 30-Year Bond Futures	12/2015	4,771,420	4,872,669	101,249
1,262	Goldman Sachs	Long Gilt Futures	12/2015	226,108,936	227,296,312	1,187,376

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
890	Morgan Stanley and Co., International PLC	U.S. Treasury 10-Year Note Futures	12/2015	$113,776,498	$114,573,593	$797,095
891	Morgan Stanley and Co., International PLC	U.S. Treasury 2-Year Note Futures	12/2015	194,905,279	195,156,844	251,565
589	Morgan Stanley and Co., International PLC	U.S. Treasury 5-Year Note Futures	12/2015	70,633,547	70,983,703	350,156
107	Morgan Stanley and Co., International PLC	U.S. Treasury Long Bond Futures	12/2015	16,736,887	16,835,782	98,895

				3,286,467,059	3,290,359,471	3,892,412

Short Contracts:
95	Goldman Sachs	Brent Crude Futures^	10/2015	$(4,619,630)	$(4,595,150)	$24,480
89	Morgan Stanley and Co., International PLC	Coffee ‘C’ Futures^	12/2015	(4,393,866)	(4,050,056)	343,810
42	Morgan Stanley and Co., International PLC	Cotton No. 2 Futures^	12/2015	(1,277,378)	(1,269,240)	8,138
172	Goldman Sachs	Gas Oil Futures^	11/2015	(8,201,542)	(8,032,400)	169,142
72	Morgan Stanley and Co., International PLC	Gasoline RBOB Futures^	10/2015	(4,081,794)	(4,132,900)	(51,106)
271	Morgan Stanley and Co., International PLC	Gold 100 OZ Futures^	12/2015	(30,192,095)	(30,221,920)	(29,825)
84	Morgan Stanley and Co., International PLC	Hard Red Winter Wheat Futures^	12/2015	(2,128,989)	(2,107,350)	21,639
89	Morgan Stanley and Co., International PLC	Heating Oil ULSD Futures^	10/2015	(5,828,217)	(5,746,801)	81,416
7	Morgan Stanley and Co., International PLC	Lean Hogs Futures^	12/2015	(174,402)	(186,830)	(12,428)
50	Morgan Stanley and Co., International PLC	Live Cattle Futures^	12/2015	(2,851,780)	(2,618,500)	233,280
7	J.P. Morgan	LME Aluminum Futures^	10/2015	(290,833)	(274,762)	16,071
16	J.P. Morgan	LME Aluminum Futures^	10/2015	(677,161)	(628,248)	48,913
2	J.P. Morgan	LME Aluminum Futures^	10/2015	(85,033)	(78,642)	6,391
1	J.P. Morgan	LME Aluminum Futures^	10/2015	(42,798)	(39,349)	3,449
10	J.P. Morgan	LME Aluminum Futures^	10/2015	(428,160)	(393,622)	34,538
1	J.P. Morgan	LME Aluminum Futures^	10/2015	(42,098)	(39,418)	2,680
8	J.P. Morgan	LME Aluminum Futures^	11/2015	(322,580)	(313,216)	9,364
7	J.P. Morgan	LME Aluminum Futures^	12/2015	(279,979)	(274,389)	5,590
12	J.P. Morgan	LME Aluminum Futures^	12/2015	(486,871)	(470,493)	16,378
6	J.P. Morgan	LME Aluminum Futures^	12/2015	(243,735)	(235,302)	8,433
5	J.P. Morgan	LME Aluminum Futures^	12/2015	(206,613)	(196,316)	10,297
3	J.P. Morgan	LME Aluminum Futures^	12/2015	(122,616)	(117,817)	4,799

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
2	J.P. Morgan	LME Aluminum Futures^	12/2015	$(81,695)	$(78,563)	$3,132
111	J.P. Morgan	LME Aluminum Futures^	12/2015	(4,348,841)	(4,365,075)	(16,234)
3	J.P. Morgan	LME Aluminum Futures^	12/2015	(116,525)	(118,253)	(1,728)
1	J.P. Morgan	LME Aluminum Futures^	12/2015	(39,391)	(39,425)	(34)
2	J.P. Morgan	LME Copper Futures^	10/2015	(274,107)	(258,938)	15,169
7	J.P. Morgan	LME Copper Futures^	10/2015	(941,308)	(906,339)	34,969
7	J.P. Morgan	LME Copper Futures^	10/2015	(975,608)	(906,399)	69,209
1	J.P. Morgan	LME Copper Futures^	10/2015	(138,448)	(129,512)	8,936
18	J.P. Morgan	LME Copper Futures^	10/2015	(2,468,206)	(2,330,550)	137,656
5	J.P. Morgan	LME Copper Futures^	10/2015	(663,675)	(646,911)	16,764
3	J.P. Morgan	LME Copper Futures^	10/2015	(395,368)	(388,131)	7,237
2	J.P. Morgan	LME Copper Futures^	11/2015	(258,268)	(258,732)	(464)
5	J.P. Morgan	LME Copper Futures^	11/2015	(654,298)	(646,804)	7,494
30	J.P. Morgan	LME Copper Futures^	11/2015	(3,904,426)	(3,880,657)	23,769
8	J.P. Morgan	LME Copper Futures^	11/2015	(1,034,380)	(1,034,628)	(248)
37	J.P. Morgan	LME Copper Futures^	11/2015	(4,694,284)	(4,782,786)	(88,502)
7	J.P. Morgan	LME Copper Futures^	11/2015	(899,608)	(904,729)	(5,121)
5	J.P. Morgan	LME Copper Futures^	12/2015	(637,488)	(646,172)	(8,684)
1	J.P. Morgan	LME Copper Futures^	12/2015	(131,547)	(129,230)	2,317
2	J.P. Morgan	LME Copper Futures^	12/2015	(258,220)	(258,451)	(231)
3	J.P. Morgan	LME Copper Futures^	12/2015	(404,336)	(387,637)	16,699
3	J.P. Morgan	LME Copper Futures^	12/2015	(403,118)	(387,600)	15,518
3	J.P. Morgan	LME Copper Futures^	12/2015	(401,241)	(387,562)	13,679
1	J.P. Morgan	LME Copper Futures^	12/2015	(132,991)	(129,175)	3,816
113	Morgan Stanley and Co., International PLC	LME Copper Futures^	12/2015	(6,338,774)	(6,613,325)	(274,551)
35	J.P. Morgan	LME Nickel Futures^	12/2015	(2,068,343)	(2,183,160)	(114,817)
2	J.P. Morgan	LME Zinc Futures^	10/2015	(102,434)	(83,550)	18,884
5	J.P. Morgan	LME Zinc Futures^	10/2015	(249,687)	(209,204)	40,483
3	J.P. Morgan	LME Zinc Futures^	10/2015	(155,111)	(125,877)	29,234
1	J.P. Morgan	LME Zinc Futures^	12/2015	(45,497)	(42,189)	3,308
3	J.P. Morgan	LME Zinc Futures^	12/2015	(135,443)	(126,579)	8,864
66	J.P. Morgan	LME Zinc Futures^	12/2015	(2,793,701)	(2,784,788)	8,913
253	Morgan Stanley and Co., International PLC	Natural Gas Futures^	10/2015	(6,915,335)	(6,385,720)	529,615
29	Morgan Stanley and Co., International PLC	Nymex Palladium Futures^	12/2015	(1,655,607)	(1,887,755)	(232,148)
59	Morgan Stanley and Co., International PLC	Platinum Futures^	01/2016	(2,798,817)	(2,681,845)	116,972
131	Morgan Stanley and Co., International PLC	Soybean Oil Futures^	12/2015	(2,454,479)	(2,148,924)	305,555

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
353	Morgan Stanley and Co., International PLC	Sugar #11 (World Markets) Futures^	02/2016	$(4,845,567)	$(5,092,237)	$(246,670)
174	Morgan Stanley and Co., International PLC	Wheat Futures^	12/2015	(4,243,317)	(4,460,925)	(217,608)
31	Morgan Stanley and Co., International PLC	WTI Crude Futures^	10/2015	(1,402,552)	(1,397,790)	4,762
65	Barclays Capital	E-Mini DJIA CBOT Futures	12/2015	(5,278,360)	(5,255,899)	22,461
13	J.P. Morgan	E-Mini MSCI EAFE Index Futures	12/2015	(1,106,420)	(1,072,175)	34,245
79	Barclays Capital	E-Mini MSCI Emerging Markets Index Futures	12/2015	(3,173,043)	(3,124,845)	48,198
1,028	Barclays Capital	E-Mini Russell 2000 Futures	12/2015	(118,128,259)	(112,658,519)	5,469,740
311	Barclays Capital	FTSE Bursa Malaysia KLCI Index Futures	10/2015	(5,595,616)	(5,668,856)	(73,240)
190	J.P. Morgan	FTSE/JSE Top 40 Index Futures	12/2015	(6,028,007)	(6,209,943)	(181,936)
110	Barclays Capital	FTSE/MIB Index Futures	12/2015	(13,216,004)	(13,052,852)	163,152
50	Barclays Capital	Hang Seng Index Futures	10/2015	(6,798,084)	(6,707,053)	91,031
261	Barclays Capital	IBEX 35 Index Futures	10/2015	(28,445,914)	(27,823,464)	622,450
118	Barclays Capital	KOSPI Index 200 Futures	12/2015	(11,429,809)	(11,767,147)	(337,338)
110	J.P. Morgan	Mexican Stock Exchange Price and Quotation Index Futures	12/2015	(2,793,325)	(2,774,515)	18,810
195	Barclays Capital	MSCI Taiwan Stock Index Futures	10/2015	(5,855,868)	(5,879,250)	(23,382)
25	Barclays Capital	NASDAQ 100 E-Mini Futures	12/2015	(2,057,429)	(2,081,500)	(24,071)
4	J.P. Morgan	Nikkei 225 Futures	12/2015	(595,271)	(579,835)	15,436
18	J.P. Morgan	OMXS30 Index Futures	10/2015	(301,843)	(304,411)	(2,568)
1,275	Barclays Capital	S&P 500 E-Mini Futures	12/2015	(120,679,650)	(121,679,625)	(999,975)
14	Barclays Capital	S&P MID 400 E-Mini Futures	12/2015	(1,958,888)	(1,908,060)	50,828
61	Barclays Capital	S&P/Toronto Stock Exchange 60 Index Futures	12/2015	(7,172,398)	(7,130,760)	41,638
1,504	Barclays Capital	SET50 Index Futures	12/2015	(7,202,119)	(7,080,134)	121,985
134	Barclays Capital	SGX S&P CNX Nifty Index Futures	10/2015	(2,102,852)	(2,137,568)	(34,716)
605	Barclays Capital	SPI 200 Index Futures	12/2015	(53,160,600)	(53,155,497)	5,103
241	Goldman Sachs	10-Year Japanese Government Bond Futures	12/2015	(297,014,229)	(297,641,479)	(627,250)
1,143	J.P. Morgan	3-Month Euro Euribor Futures	03/2016	(319,233,651)	(319,488,628)	(254,977)
1,196	J.P. Morgan	3-Month Euro Euribor Futures	06/2016	(334,001,639)	(334,319,766)	(318,127)
556	J.P. Morgan	3-Month Euro Euribor Futures	09/2016	(155,339,020)	(155,411,791)	(72,771)
57	J.P. Morgan	90-Day EURODollar Futures	03/2016	(14,157,164)	(14,175,900)	(18,736)
8	J.P. Morgan	90-Day EURODollar Futures	06/2016	(1,984,497)	(1,987,100)	(2,603)
2,633	J.P. Morgan	Australia 10-Year Bond Futures	12/2015	(237,177,621)	(239,167,904)	(1,990,283)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
55	J.P. Morgan	Canadian 3-Month Bank Acceptance Futures	12/2015	$(10,230,827)	$(10,225,693)	$5,134
230	J.P. Morgan	Canadian 3-Month Bank Acceptance Futures	06/2016	(42,699,764)	(42,774,916)	(75,152)
527	Goldman Sachs	Euro - Bund Futures	12/2015	(90,807,863)	(91,975,574)	(1,167,711)

				(2,033,166,245)	(2,031,469,507)	1,696,738

				$1,253,300,814	$1,258,889,964	$5,589,150

^	Represents positions held in the respective Subsidiary (See Note 2).

Forward foreign currency exchange contracts outstanding as of September 30, 2015:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 12/16/15	CitiBank	AUD	41,833,500	$29,561,301	$29,242,975	$(318,326)
Australian Dollar, Expiring 12/16/15	Credit Suisse International	AUD	41,833,500	29,559,831	29,242,975	(316,856)
Brazilian Real, Expiring 12/16/15*	CitiBank	BRL	60,909,500	15,087,658	14,958,967	(128,691)
Brazilian Real, Expiring 12/16/15*	Credit Suisse International	BRL	65,077,500	16,130,839	15,982,601	(148,238)
Canadian Dollar, Expiring 12/16/15	CitiBank	CAD	24,566,000	18,569,373	18,402,463	(166,910)
Canadian Dollar, Expiring 12/16/15	Credit Suisse International	CAD	24,566,000	18,565,542	18,402,464	(163,078)
Swiss Franc, Expiring 12/16/15	CitiBank	CHF	356,500	367,935	366,832	(1,103)
Swiss Franc, Expiring 12/16/15	Credit Suisse International	CHF	356,500	367,675	366,832	(843)
Chilean Peso, Expiring 12/16/15*	CitiBank	CLP	175,049,500	250,752	249,701	(1,051)
Chilean Peso, Expiring 12/16/15*	Credit Suisse International	CLP	329,805,500	474,387	470,454	(3,933)
Colombian Peso, Expiring 12/16/15*	CitiBank	COP	653,460,000	207,641	209,725	2,084
Colombian Peso, Expiring 12/16/15*	Credit Suisse International	COP	653,460,000	207,641	209,725	2,084
Czech Republic Koruna, Expiring 12/16/15	CitiBank	CZK	284,027,000	11,816,716	11,701,006	(115,710)
Czech Republic Koruna, Expiring 12/16/15	Credit Suisse International	CZK	284,027,000	11,815,839	11,701,005	(114,834)
Euro, Expiring 12/16/15	CitiBank	EUR	44,847,498	50,408,436	50,179,081	(229,355)
Euro, Expiring 12/16/15	Credit Suisse International	EUR	44,847,497	50,406,683	50,179,080	(227,603)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Euro, Expiring 04/05/16	Credit Suisse International	EUR	3,562	$3,886	$3,995	$109
Euro, Expiring 04/05/17	Credit Suisse International	EUR	3,562	3,963	4,044	81
Euro, Expiring 04/05/16	The Royal Bank of Scotland	EUR	3,562	4,730	3,995	(735)
Euro, Expiring 04/05/17	The Royal Bank of Scotland	EUR	3,562	4,751	4,044	(707)
British Pound, Expiring 12/16/15	CitiBank	GBP	906,500	1,402,783	1,370,887	(31,896)
British Pound, Expiring 12/16/15	Credit Suisse International	GBP	906,500	1,402,722	1,370,887	(31,835)
Hong Kong Dollar, Expiring 10/02/15	Credit Suisse International	HKD	393,015	50,711	50,711	—
Hong Kong Dollar, Expiring 12/16/15	Credit Suisse International	HKD	50,985,000	6,578,273	6,578,370	97
Hungarian Forint, Expiring 12/16/15	CitiBank	HUF	1,000,000,000	3,596,784	3,563,852	(32,932)
Hungarian Forint, Expiring 12/16/15	Credit Suisse International	HUF	1,000,000,000	3,595,775	3,563,852	(31,923)
Israeli Shekel, Expiring 12/16/15	CitiBank	ILS	3,505,000	892,354	894,426	2,072
Israeli Shekel, Expiring 12/16/15	Credit Suisse International	ILS	3,505,000	892,356	894,426	2,070
Indian Rupee, Expiring 12/16/15*	CitiBank	INR	466,100,000	6,925,203	7,003,275	78,072
Indian Rupee, Expiring 12/16/15*	Credit Suisse International	INR	466,100,000	6,925,200	7,003,275	78,075
Japanese Yen, Expiring 12/16/15	CitiBank	JPY	19,815,230,501	164,995,051	165,399,037	403,986
Japanese Yen, Expiring 12/16/15	Credit Suisse International	JPY	19,815,230,501	164,993,077	165,399,037	405,960
Korean Won, Expiring 12/16/15*	CitiBank	KRW	17,500,000,000	14,761,413	14,728,473	(32,940)
Korean Won, Expiring 12/16/15*	Credit Suisse International	KRW	17,500,000,000	14,761,406	14,728,472	(32,934)
Mexican Peso, Expiring 12/16/15	CitiBank	MXN	154,000,000	9,099,129	9,054,149	(44,980)
Mexican Peso, Expiring 12/16/15	Credit Suisse International	MXN	191,963,000	11,327,025	11,286,114	(40,911)
Malaysian Ringgit, Expiring 12/16/15*	CitiBank	MYR	1,179,500	262,258	267,022	4,764
Malaysian Ringgit, Expiring 12/16/15*	Credit Suisse International	MYR	1,179,500	262,258	267,022	4,764
Norwegian Krone, Expiring 12/16/15	CitiBank	NOK	58,044,000	6,917,257	6,809,857	(107,400)
Norwegian Krone, Expiring 12/16/15	Credit Suisse International	NOK	58,044,000	6,916,519	6,809,857	(106,662)
New Zealand Dollar, Expiring 12/16/15	CitiBank	NZD	35,990,500	22,813,015	22,882,307	69,292
New Zealand Dollar, Expiring 12/16/15	Credit Suisse International	NZD	35,990,500	22,807,234	22,882,306	75,072
Philippine Peso, Expiring 12/16/15*	CitiBank	PHP	56,310,500	1,197,557	1,199,021	1,464
Philippine Peso, Expiring 12/16/15*	Credit Suisse International	PHP	56,310,500	1,197,557	1,199,021	1,464
Poland Zloty, Expiring 12/16/15	CitiBank	PLN	39,295,000	10,385,148	10,317,460	(67,688)
Poland Zloty, Expiring 12/16/15	Credit Suisse International	PLN	39,295,000	10,385,113	10,317,460	(67,653)
Swedish Krona, Expiring 12/16/15	CitiBank	SEK	164,373,002	19,698,908	19,674,808	(24,100)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Swedish Krona, Expiring 12/16/15	Credit Suisse International	SEK	164,373,000	$19,697,959	$19,674,809	$(23,150)
Singapore Dollar, Expiring 12/16/15	CitiBank	SGD	39,775,500	28,090,826	27,879,137	(211,689)
Singapore Dollar, Expiring 12/16/15	Credit Suisse International	SGD	39,775,500	28,088,779	27,879,137	(209,642)
Turkish Lira, Expiring 12/16/15	CitiBank	TRY	136,691,000	44,603,059	44,119,845	(483,214)
Turkish Lira, Expiring 12/16/15	Credit Suisse International	TRY	136,691,000	44,603,033	44,119,845	(483,188)
Taiwanese Dollar, Expiring 12/16/15*	CitiBank	TWD	475,227,499	14,577,522	14,439,119	(138,403)
Taiwanese Dollar, Expiring 12/16/15*	Credit Suisse International	TWD	475,806,498	14,595,487	14,456,712	(138,775)
South African Rand, Expiring 12/17/15	CitiBank	ZAR	142,136,999	10,253,701	10,116,229	(137,472)
South African Rand, Expiring 12/17/15	Credit Suisse International	ZAR	153,257,999	11,057,794	10,907,737	(150,057)

				$984,425,825	$980,989,918	$(3,435,907)

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 12/16/15	CitiBank	AUD	(21,039,500)	$(14,745,040)	$(14,707,293)	$37,747
Australian Dollar, Expiring 12/16/15	Credit Suisse International	AUD	(21,039,500)	(14,747,033)	(14,707,292)	39,741
Brazilian Real, Expiring 12/16/15*	CitiBank	BRL	(46,980,000)	(12,286,149)	(11,537,976)	748,173
Brazilian Real, Expiring 12/16/15*	Credit Suisse International	BRL	(47,197,000)	(12,338,560)	(11,591,270)	747,290
Canadian Dollar, Expiring 12/16/15	CitiBank	CAD	(86,511,000)	(65,330,909)	(64,805,645)	525,264
Canadian Dollar, Expiring 12/16/15	Credit Suisse International	CAD	(86,511,000)	(65,331,346)	(64,805,645)	525,701
Swiss Franc, Expiring 12/16/15	CitiBank	CHF	(49,718,000)	(51,271,691)	(51,158,919)	112,772
Swiss Franc, Expiring 12/16/15	Credit Suisse International	CHF	(49,718,000)	(51,277,495)	(51,158,919)	118,576
Chilean Peso, Expiring 12/16/15*	CitiBank	CLP	(5,803,885,000)	(8,298,427)	(8,279,010)	19,417
Chilean Peso, Expiring 12/16/15*	Credit Suisse International	CLP	(5,805,078,000)	(8,300,051)	(8,280,712)	19,339
Colombian Peso, Expiring 12/16/15*	CitiBank	COP	(557,000,000)	(180,447)	(178,767)	1,680
Colombian Peso, Expiring 12/16/15*	Credit Suisse International	COP	(557,000,000)	(180,447)	(178,767)	1,680
Czech Republic Koruna, Expiring 12/16/15	CitiBank	CZK	(66,809,500)	(2,758,288)	(2,752,337)	5,951
Czech Republic Koruna, Expiring 12/16/15	Credit Suisse International	CZK	(66,809,500)	(2,759,158)	(2,752,337)	6,821
Euro, Expiring 12/16/15	CitiBank	EUR	(20,101,500)	(22,527,943)	(22,491,217)	36,726
Euro, Expiring 12/16/15	Credit Suisse International	EUR	(20,279,022)	(22,727,082)	(22,689,843)	37,239
Euro, Expiring 04/05/16	Credit Suisse International	EUR	(3,562)	(4,730)	(3,995)	735

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Euro, Expiring 04/05/17	Credit Suisse International	EUR	(3,562)	$(4,751)	$(4,044)	$707
Euro, Expiring 04/05/16	The Royal Bank of Scotland	EUR	(3,562)	(4,730)	(3,995)	735
Euro, Expiring 04/05/17	The Royal Bank of Scotland	EUR	(3,562)	(4,751)	(4,044)	707
British Pound, Expiring 12/16/15	CitiBank	GBP	(37,851,501)	(57,932,875)	(57,242,256)	690,619
British Pound, Expiring 12/16/15	Credit Suisse International	GBP	(37,851,501)	(57,935,656)	(57,242,256)	693,400
Hong Kong Dollar, Expiring 12/16/15	CitiBank	HKD	(11,371,000)	(1,466,981)	(1,467,151)	(170)
Hong Kong Dollar, Expiring 12/16/15	Credit Suisse International	HKD	(50,564,000)	(6,522,515)	(6,524,049)	(1,534)
Hungarian Forint, Expiring 12/16/15	CitiBank	HUF	(1,739,295,000)	(6,218,617)	(6,198,590)	20,027
Hungarian Forint, Expiring 12/16/15	Credit Suisse International	HUF	(1,739,295,000)	(6,218,690)	(6,198,590)	20,100
Indonesian Rupiah, Expiring 12/16/15*	CitiBank	IDR	(55,528,606,000)	(3,751,701)	(3,670,719)	80,982
Indonesian Rupiah, Expiring 12/16/15*	Credit Suisse International	IDR	(57,762,814,000)	(3,901,509)	(3,818,410)	83,099
Israeli Shekel, Expiring 12/16/15	CitiBank	ILS	(49,712,501)	(12,615,500)	(12,685,921)	(70,421)
Israeli Shekel, Expiring 12/16/15	Credit Suisse International	ILS	(49,712,500)	(12,615,558)	(12,685,921)	(70,363)
Indian Rupee, Expiring 12/16/15*	CitiBank	INR	(106,684,500)	(1,584,420)	(1,602,962)	(18,542)
Indian Rupee, Expiring 12/16/15*	Credit Suisse International	INR	(106,684,500)	(1,584,420)	(1,602,962)	(18,542)
Japanese Yen, Expiring 12/16/15	CitiBank	JPY	(2,128,207,000)	(17,757,621)	(17,764,285)	(6,664)
Japanese Yen, Expiring 12/16/15	Credit Suisse International	JPY	(2,128,207,000)	(17,758,315)	(17,764,285)	(5,970)
Korean Won, Expiring 12/16/15*	CitiBank	KRW	(51,552,859,001)	(43,237,689)	(43,388,281)	(150,592)
Korean Won, Expiring 12/16/15*	Credit Suisse International	KRW	(52,670,578,000)	(44,178,135)	(44,328,982)	(150,847)
Mexican Peso, Expiring 12/16/15	CitiBank	MXN	(1,297,155,002)	(76,397,475)	(76,263,870)	133,605
Mexican Peso, Expiring 12/16/15	Credit Suisse International	MXN	(1,297,391,000)	(76,411,813)	(76,277,747)	134,066
Malaysian Ringgit, Expiring 12/16/15*	CitiBank	MYR	(5,246,000)	(1,261,672)	(1,187,618)	74,054
Malaysian Ringgit, Expiring 12/16/15*	Credit Suisse International	MYR	(5,246,000)	(1,261,672)	(1,187,618)	74,054
Norwegian Krone, Expiring 12/16/15	CitiBank	NOK	(949,891,500)	(114,965,990)	(111,443,477)	3,522,513
Norwegian Krone, Expiring 12/16/15	Credit Suisse International	NOK	(949,891,498)	(114,967,314)	(111,443,478)	3,523,836
New Zealand Dollar, Expiring 12/16/15	CitiBank	NZD	(35,056,500)	(22,158,553)	(22,288,481)	(129,928)
New Zealand Dollar, Expiring 12/16/15	Credit Suisse International	NZD	(35,056,502)	(22,166,101)	(22,288,483)	(122,382)
Philippine Peso, Expiring 12/16/15*	CitiBank	PHP	(165,000,000)	(3,491,852)	(3,513,351)	(21,499)
Philippine Peso, Expiring 12/16/15*	Credit Suisse International	PHP	(165,000,000)	(3,491,850)	(3,513,351)	(21,501)
Poland Zloty, Expiring 12/16/15	CitiBank	PLN	(1,500,000)	(398,410)	(393,846)	4,564
Poland Zloty, Expiring 12/16/15	Credit Suisse International	PLN	(1,500,000)	(398,415)	(393,846)	4,569

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Swedish Krona, Expiring 12/16/15	CitiBank	SEK	(36,296,500)	$(4,315,252)	$(4,344,549)	$(29,297)
Swedish Krona, Expiring 12/16/15	Credit Suisse International	SEK	(36,296,500)	(4,315,595)	(4,344,549)	(28,954)
Singapore Dollar, Expiring 12/16/15	CitiBank	SGD	(19,600,000)	(13,860,131)	(13,737,882)	122,249
Singapore Dollar, Expiring 12/16/15	Credit Suisse International	SGD	(20,500,000)	(14,497,999)	(14,368,702)	129,297
Turkish Lira, Expiring 12/16/15	CitiBank	TRY	(16,423,000)	(5,313,399)	(5,300,863)	12,536
Turkish Lira, Expiring 12/16/15	Credit Suisse International	TRY	(23,423,000)	(7,616,120)	(7,560,258)	55,862
Taiwanese Dollar, Expiring 12/16/15*	CitiBank	TWD	(40,000,000)	(1,229,941)	(1,215,344)	14,597
Taiwanese Dollar, Expiring 12/16/15*	Credit Suisse International	TWD	(80,191,000)	(2,470,783)	(2,436,491)	34,292
South African Rand, Expiring 12/17/15	CitiBank	ZAR	(208,046,500)	(15,028,589)	(14,807,165)	221,424
South African Rand, Expiring 12/17/15	Credit Suisse International	ZAR	(215,059,500)	(15,550,284)	(15,306,298)	243,986

				(1,171,928,440)	(1,159,894,914)	12,033,526

				$(187,502,615)	$(178,904,996)	$8,597,619

*	Non-deliverable forward. (See Note 4).

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

COP - Colombian Peso

CZK - Czech Republic Koruna

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit
NOK - Norwegian Krone

NZD - New Zealand Dollar

PHP - Philippine Peso

PLN - Poland Zloty

SEK - Swedish Krona

SGD - Singapore Dollar

TRY - Turkish Lira

TWD - Taiwanese Dollar

USD - United States Dollar

ZAR - South African Rand

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

Total Return Basket Swaps* Outstanding at September 30, 2015

Over the Counter

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Bank of America	The Fund receives the total return on a portfolio of long and short positions and pays the Federal Funds Effective Rate plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swap.	66-67 months maturity 08/12/2019	$(20,997)

*	See the accompanying “Additional Information — Total Return Basket Swap” for further details.
**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swaps

The following table represents the individual short positions and related values within the total return basket swaps as of September 30, 2015.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Short Positions

Common Stock

Cayman Islands
Herbalife Ltd.	(22,591)	$(1,277,521)	$46,311

Net Cash and Other Receivables/ (Payables) (b)			(67,308)

Swaps, at Value			$(20,997)

(a)	Notional value represents the market value (including any fees or commissions) of the short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Deutsche Bank	The Fund receives the total return on a portfolio of long and short positions and pays GBP/USD 1 Week Forward FX Swap Rate plus or minus a specified spread, which is denominated in GBP based on the local currencies of the positions within the swap.	37 months maturity 12/21/2015	$32,508,608

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2015.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Australia
BHP Billiton PLC	58,093	$1,155,634	$(271,364)

Germany
TUI AG	24,642	448,663	6,638

Ireland
DCC PLC	68,549	3,646,763	1,533,238
Shire PLC	31,983	2,542,954	(356,533)

			1,176,705

Jordan
Hikma Pharmaceuticals PLC	18,902	539,031	113,915

Luxembourg
Regus PLC	39,624	174,178	10,171

Netherlands
Royal Dutch Shell PLC	86,238	2,735,083	(699,258)

South Africa
Investec PLC	546,369	4,068,110	115,385
Mondi PLC	110,813	1,838,849	483,701

			599,086

Switzerland
Wolseley PLC	54,944	3,321,136	(107,242)

United Kingdom
3i Group PLC	178,572	1,447,954	(186,541)
AA PLC	66,134	349,581	(65,823)
Amlin PLC	7,645	57,115	18,854
Associated British Foods PLC	22,495	1,036,142	102,312
AstraZeneca PLC	191,483	13,451,966	(1,308,383)
Auto Trader Group PLC	29,559	151,535	546
Aviva PLC	379,789	2,791,955	(194,361)
Babcock International Group PLC	12,856	211,391	(33,539)
BAE Systems PLC	378,195	2,619,832	(56,200)
Barclays PLC	47,762	209,337	(32,580)
Barratt Developments PLC	871,069	5,243,466	3,265,127
Berkeley Group Holdings PLC	85,229	3,252,321	1,062,013
Booker Group PLC	300,215	791,042	49,846
BP PLC	566,594	3,686,189	(811,646)
Britvic PLC	72,864	806,796	(57,971)
BT Group PLC	2,042,712	13,616,023	(615,091)
Close Brothers Group PLC	75,529	1,782,605	(74,225)
Compass Group PLC	45,980	721,211	13,223
Direct Line Insurance Group PLC	889,823	4,441,704	607,291
Dixons Carphone PLC	156,806	1,019,883	(12,091)
DS Smith PLC	681,475	3,371,254	699,773
G4S PLC	265,738	1,127,242	(198,263)
GKN PLC	838,846	4,380,277	(972,995)
Greene King PLC	9,083	115,804	(6,337)
Halma PLC	25,577	270,258	9,400
Hays PLC	1,326,760	2,849,967	233,963

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
Howden Joinery Group PLC	284,045	$2,030,681	$65,380
HSBC Holdings PLC	248,522	2,187,247	(312,467)
Imperial Tobacco Group PLC	216,622	10,167,118	1,031,984
Inchcape PLC	610,220	5,747,431	901,942
Informa PLC	17,760	155,086	(3,871)
Inmarsat PLC	35,998	458,924	76,598
Intermediate Capital Group PLC	445,341	3,778,888	(295,506)
ITV PLC	616,899	1,944,837	354,008
Jupiter Fund Management PLC	3,601	25,365	(1,711)
Just Eat PLC	56,926	350,851	3,326
KAZ Minerals PLC	99,827	341,839	(213,810)
Kingfisher PLC	847,995	4,522,689	83,823
Legal & General Group PLC	149,604	554,296	(14,858)
Man Group PLC	741,289	1,842,152	(121,434)
Melrose Industries PLC	4,593	18,721	(347)
Merlin Entertainments PLC	110,025	738,717	(118,771)
Micro Focus International PLC	2,948	61,983	(8,273)
National Grid PLC	149,011	2,055,291	20,007
Next PLC	6,180	608,043	104,154
Persimmon PLC	104,091	2,465,082	703,069
Playtech PLC	92,144	1,135,872	21,170
Premier Oil PLC	798,305	1,914,563	(1,107,518)
Provident Financial PLC	41,963	1,394,642	601,541
Reckitt Benckiser Group PLC	30,633	2,445,079	332,900
Rentokil Initial PLC	1,157,612	2,226,133	359,712
Rio Tinto PLC	31,423	1,350,074	(295,733)
SABMiller PLC	193,887	10,326,434	652,967
Sage Group PLC/The	282,190	2,117,671	17,260
Spectris PLC	10,981	377,748	(96,790)
SSE PLC	33,014	805,735	(58,528)
Stagecoach Group PLC	24,916	140,182	(12,954)
TalkTalk Telecom Group PLC	15,855	91,064	(15,565)
Taylor Wimpey PLC	2,116,469	4,927,779	1,342,850
Travis Perkins PLC	143,155	3,883,761	386,963
UBM PLC	42,848	355,978	(40,508)
United Utilities Group PLC	36,167	534,138	(27,221)
Vodafone Group PLC	1,628,994	5,775,776	(637,790)
WPP PLC	166,824	3,246,296	226,818

			5,339,119

Total of Long Equity Positions			6,167,770

Short Positions

Common Stocks
Chile
Antofagasta PLC	(463,520)	(5,076,205)	1,565,182

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
India
Vedanta Resources PLC	(39,765)	$(280,329)	$24,176

Ireland
Experian PLC	(200,255)	(3,377,216)	162,470

Switzerland
Coca-Cola HBC AG	(6,069)	(110,059)	(18,413)
Glencore PLC	(1,163,965)	(2,384,531)	768,872

			750,459

United Kingdom
Aberdeen Asset Management PLC	(1,240,402)	(7,858,725)	2,286,863
Admiral Group PLC	(530,351)	(11,150,061)	(912,129)
Aggreko PLC	(269,692)	(6,607,120)	2,719,186
Amec Foster Wheeler PLC	(197,120)	(2,505,136)	363,872
Anglo American PLC	(317,132)	(4,984,080)	2,335,040
Ashtead Group PLC	(49,406)	(803,540)	104,860
ASOS PLC	(28,387)	(957,547)	(232,282)
Balfour Beatty PLC	(69,416)	(248,917)	(15,370)
British American Tobacco PLC	(58,871)	(3,109,029)	(139,222)
BTG PLC	(80,754)	(797,243)	(2,006)
Bunzl PLC	(2,253)	(58,446)	(2,011)
Burberry Group PLC	(399,975)	(9,386,695)	1,095,746
Cable & Wireless Communications PLC	(481,828)	(441,952)	37,584
Capita PLC	(70,646)	(1,182,350)	(100,723)
Centrica PLC	(2,672,844)	(10,502,751)	1,217,218
Cobham PLC	(21,571)	(84,990)	(8,383)
Croda International PLC	(90,189)	(3,216,065)	(484,726)
Daily Mail & General Trust PLC	(44,366)	(616,254)	110,075
Diageo PLC	(278,921)	(7,678,099)	184,351
Drax Group PLC	(663,946)	(3,869,881)	1,416,968
easyJet PLC	(43,912)	(1,189,588)	4,224
Essentra PLC	(18,579)	(272,308)	50,938
Eurasian Resources Group	(2,433)	(8,210)	1,046
GlaxoSmithKline PLC	(177,760)	(3,830,602)	418,694
Hargreaves Lansdown PLC	(646,566)	(10,284,644)	(1,539,970)
Henderson Group PLC	(225,385)	(902,767)	14,452
ICAP PLC	(217,194)	(1,345,834)	(158,463)
IMI PLC	(139,999)	(2,910,092)	898,425
InterContinental Hotels Group PLC	(2,127)	(77,691)	4,003
International Consolidated Airlines Group SA	(40,056)	(324,605)	(33,210)
Intertek Group PLC	(140,486)	(5,746,889)	562,592
J Sainsbury PLC	(1,345,674)	(5,503,647)	181,701
John Wood Group PLC	(11,098)	(99,807)	(3,653)
Johnson Matthey PLC	(47,653)	(2,282,936)	516,160
Ladbrokes PLC	(453,292)	(756,275)	97,807
Lloyds Banking Group PLC	(2,723,474)	(3,315,229)	214,660
Marks & Spencer Group PLC	(844,204)	(5,873,010)	(535,154)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
Meggitt PLC	(183,467)	$(1,327,186)	$3,630
Ocado Group PLC	(258,659)	(1,502,809)	247,713
Old Mutual PLC	(1,034,531)	(3,255,630)	290,806
Pearson PLC	(82,324)	(1,483,164)	76,005
Pennon Group PLC	(308)	(3,586)	(36)
Petrofac Ltd.	(632,189)	(9,335,931)	1,973,156
Prudential PLC	(115,566)	(2,551,862)	113,820
Rolls-Royce Holdings PLC	(51,704)	(677,773)	147,385
Rolls-Royce Holdings PLC	(7,522,765)	(845)	(10,536)
Rotork PLC	(190,337)	(704,416)	228,928
Royal Bank of Scotland Group PLC	(254,021)	(1,350,264)	138,304
Royal Mail PLC	(178,732)	(1,421,532)	179,641
RSA Insurance Group PLC	(501,758)	(3,355,156)	296,201
Serco Group PLC	(574,609)	(1,163,262)	275,375
Severn Trent PLC	(4,793)	(152,428)	(6,124)
Sky PLC	(128,417)	(1,720,613)	(311,077)
Smith & Nephew PLC	(14,579)	(260,547)	5,833
Smiths Group PLC	(50,421)	(832,324)	64,070
Spirax-Sarco Engineering PLC	(13,089)	(590,083)	34,561
Sports Direct International PLC	(835,732)	(8,610,662)	(977,441)
St James’s Place PLC	(175,178)	(2,383,240)	128,673
Standard Chartered PLC	(556,247)	(8,922,059)	3,523,714
Standard Life PLC	(665,320)	(4,783,394)	875,860
Tate & Lyle PLC	(54,556)	(444,821)	(41,312)
Tesco PLC	(2,781,454)	(9,382,503)	1,656,750
Thomas Cook Group PLC	(181,788)	(347,100)	28,269
Weir Group PLC/The	(225,799)	(6,687,851)	2,681,851
Whitbread PLC	(559)	(43,023)	3,420
William Hill PLC	(21,375)	(132,880)	19,194
WM Morrison Supermarkets PLC	(1,242,485)	(3,369,368)	242,711

			22,558,507

Total of Short Equity Positions			25,060,794

Total of Long and Short Equity Positions			31,228,564

Net Cash and Other Receivables/ (Payables) (b)			1,280,044

Swaps, at Value			$32,508,608

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Deutsche Bank	The Fund receives the total return on a portfolio of long and short positions and pays the EUR/USD 1 Week Forward FX Swap rate plus or minus a specified spread, which is denominated in EUR based on the local currencies of the positions within the swap.	12-37 months maturity ranging from 12/21/2015-12/28/2015	$10,878,764

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2015.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
France
Aeroports de Paris	11,111	$1,154,316	$106,785
Air France-KLM	7	60	(11)
Atos SE	76,804	5,311,399	592,247
Bouygues SA	27,781	1,146,331	(160,415)
Cap Gemini SA	42,651	2,623,086	1,185,768
Christian Dior SE	1,196	250,375	(26,299)
Cie Generale des Etablissements Michelin	75,518	6,083,851	825,625
CNP Assurances	66,002	1,143,458	(226,370)
Credit Agricole SA	109,852	1,409,608	(144,912)
Dassault Systemes	9,564	749,518	(42,689)
Eiffage SA	25,926	1,416,006	187,787
Etablissements Maurel et Prom	62,703	544,214	(311,559)
Groupe Eurotunnel SE	55,736	644,049	115,325
Havas SA	59,721	493,561	(5,649)
Hermes International	255	99,541	(6,718)
Iliad SA	27,576	6,045,045	(466,632)
Imerys SA	11,524	756,436	(16,105)
Ingenico Group	10,273	1,068,353	173,000
Lagardere SCA	242,394	6,823,096	(106,557)
Natixis SA	31,428	194,523	(20,513)
Orange SA	290,339	4,681,209	(279,884)
Orpea	3,400	242,833	27,688
Peugeot SA	563,392	10,446,649	(1,909,810)
Rexel SA	177,307	3,355,187	(1,172,441)
Safran SA	641	36,247	11,951
Sanofi	66,263	6,735,414	(427,170)
SCOR SE	61,694	1,941,521	273,928
SEB SA	6,081	570,956	(10,118)
Societe BIC SA	18,613	1,847,503	1,044,767
Societe Television Francaise 1	77,541	1,314,648	(224,153)
Sodexo SA	3,211	304,271	(37,841)
Suez Environnement Co.	240,976	3,453,251	876,937
Teleperformance	4,945	366,783	8,431
Thales SA	20,342	989,573	428,772
Valeo SA	56,197	2,923,842	4,706,423
Vinci SA	5,790	374,689	(6,510)
Vivendi SA	330,982	7,879,962	(38,432)

			4,924,646

Luxembourg
SES SA	131,065	4,196,234	(59,917)

Portugal
Galp Energia SGPS SA	30,277	370,007	(71,239)
NOS SGPS SA	51,443	396,904	28,021
Sonae SGPS SA	12	16	(1)

			(43,219)

Total of Long Equity Positions			4,821,510

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Short Positions

Common Stocks
France
Accor SA	(42,800)	$(1,430,329)	$(576,444)
Air Liquide SA	(341)	(39,375)	(1,052)
Airbus Group SE	(17,520)	(1,162,547)	125,012
Alcatel-Lucent	(179,525)	(259,440)	(402,954)
Arkema SA	(28,805)	(2,080,733)	213,649
AXA SA	(12,489)	(333,793)	30,573
BNP Paribas SA	(33,560)	(2,225,019)	249,204
Bollore SA	(342,354)	(1,918,288)	249,159
Bureau Veritas SA	(78,996)	(1,776,581)	108,953
Carrefour SA	(81,301)	(2,603,992)	194,520
Casino Guichard Perrachon SA	(45,689)	(3,513,730)	1,080,565
Cie de Saint-Gobain	(103,313)	(3,872,632)	(611,190)
Danone SA	(3)	(214)	25
Edenred	(132,241)	(3,239,898)	1,074,505
Electricite de France SA	(183,972)	(4,433,110)	1,184,621
Engie	(8,203)	(141,173)	8,445
Essilor International SA	(38,131)	(4,022,937)	(635,466)
Eutelsat Communications SA	(22,331)	(470,538)	(214,378)
Faurecia	(36,913)	(1,473,316)	322,108
JCDecaux SA	(20,693)	(784,089)	31,878
Kering	(23,880)	(4,256,599)	347,579
Legrand SA	(30,016)	(1,409,717)	(187,227)
L’Oreal SA	(691)	(113,387)	(6,718)
LVMH Moet Hennessy Louis Vuitton SE	(7,933)	(1,187,846)	(162,692)
Neopost SA	(4,328)	(162,355)	49,541
Numericable-SFR SAS	(174)	(9,634)	1,579
Pernod Ricard SA	(23,919)	(2,262,400)	(152,661)
Plastic Omnium SA	(6,242)	(160,251)	16,857
Publicis Groupe SA	(6,541)	(548,206)	101,176
Remy Cointreau SA	(50,026)	(3,413,825)	126,234
Renault SA	(76,873)	(7,319,138)	1,772,538
Schneider Electric SE	(33,023)	(2,393,334)	544,077
Societe Generale SA	(7,724)	(341,266)	(3,927)
Technip SA	(146,337)	(8,976,311)	2,051,109
TOTAL SA	(20,000)	(900,012)	354
Vallourec SA	(112,226)	(2,558,382)	1,561,415
Veolia Environnement SA	(187,375)	(1,475,926)	(2,797,375)
Zodiac Aerospace	(94,727)	(3,015,139)	840,184

			6,533,776

Luxembourg
Eurofins Scientific SE	(241)	(79,958)	5,849

Portugal
Banco Comercial Portugues SA	(9,874,565)	(655,288)	172,712
EDP - Energias de Portugal SA	(367,623)	(1,383,439)	36,640
Jeronimo Martins SGPS SA	(188,755)	(2,543,545)	(3,954)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Portugal (continued)

			$205,398

Total of Short Equity Positions			6,745,023

Total of Long and Short Equity Positions			11,566,533

Net Cash and Other Receivables/ (Payables) (b)			(687,769)

Swaps, at Value			$10,878,764

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Deutsche Bank	The Fund receives the total return on a portfolio of long and short positions and pays the AUD/USD Overnight Forward FX Swap Rate plus or minus a specified spread, which is denominated in AUD based on the local currencies of the positions within the swap.	24 months maturity 10/16/2015	$203,242

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2015.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Australia
Independence Group NL	5	$10	$(2)
Recall Holdings Ltd.	600,909	2,979,362	122,706
S2 Resources Ltd.	28,859	(21)	2,857

			125,561

Total of Long Equity Positions			125,561

Net Cash and Other Receivables/ (Payables) (b)			77,681

Swaps, at Value			$203,242

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Deutsche Bank	The Fund receives the total return on a portfolio of long and short positions and pays the GBP/USD 1 Week Forward FX Swap Rate plus or minus a specified spread, which is denominated in GBP based on the local currencies of the positions within the swap.	37 months maturity 12/21/2015	$(200,554)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2015.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
United Kingdom
Alent PLC	1,191,916	$8,705,571	$55,116
Amlin PLC	209,502	2,079,119	2,727
BG Group PLC	1,024,086	17,641,018	(2,867,670)
HellermannTyton Group PLC	1,179,778	8,387,849	(52,049)
Pace PLC	1,016,134	6,103,773	(554,922)
Rexam PLC	832,900	6,968,225	(355,258)
RSA Insurance Group PLC	36,328	286,466	(64,993)
Synergy Health PLC	132,351	3,719,881	624,460
Telecity Group PLC	324,206	5,436,155	(93,037)

			(3,305,626)

Total of Long Equity Positions			(3,305,626)

Short Positions

Common Stocks
Netherlands
Royal Dutch Shell PLC	(467,403)	(13,924,691)	2,872,824

Total of Long and Short Equity Positions			(432,802)

Net Cash and Other Receivables/ (Payables) (b)			232,248

Swaps, at Value			$(200,554)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Deutsche Bank	The Fund receives the total return on a portfolio of long and short positions and pays the Federal Funds Effective Rate plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swap.	12 months maturity ranging from 11/20/2015 - 01/27/2016	$904,304

** The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2015.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Cyprus
Eurasia Drilling Co., Ltd.	46,401	$889,142	$(462,492)

Short Positions

Common Stocks
United States
ARRIS Group, Inc.	(150,719)	(4,852,623)	938,451
Ball Corp.	(46,020)	(3,202,407)	339,963
Equinix, Inc.	(10,485)	(2,959,858)	93,259
Iron Mountain, Inc.	(79,245)	(2,369,890)	(88,290)
STERIS Corp.	(5,017)	(333,586)	7,632

			1,291,015

Total of Short Equity Positions			1,291,015

Total of Long and Short Equity Positions			828,523

Net Cash and Other Receivables/ (Payables) (b)			75,781

Swaps, at Value			$904,304

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Deutsche Bank	The Fund receives the total return on a portfolio of short positions and pays the CHF/USD 1 Week Forward FX Swap rate plus or minus a specified spread, which is denominated in CHF based on the local currencies of the positions within the swap.	12 months maturity 09/05/2016	$(89,654)

**	The maturity dates are measured from the commencement of investment in each underlying swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2015.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Switzerland
Sulzer AG	32,067	$3,232,492	$(90,371)

Net Cash and Other Receivables/ (Payables) (b)			717

Swaps, at Value			$(89,654)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Deutsche Bank	The Fund receives the total return on a portfolio of long and short positions and pays the EUR/USD 1 Week Forward FX Swap Rate plus or minus a specified spread, which is denominated in EUR based on the local currencies of the positions within the swap.	12 months maturity 04/26/2016	$126,176

** The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2015.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
France
Alcatel-Lucent	1,248,457	$4,752,493	$(146,058)

Short Positions

Common Stocks
Finland
Nokia OYJ	(498,862)	(3,686,442)	275,324

Total of Long and Short Equity Positions			129,266

Net Cash and Other Receivables/ (Payables) (b)			(3,090)

Swaps, at Value			$126,176

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Goldman Sachs	The Fund receives the total return on a portfolio of short position and pays the Hong Kong Interbank Offered Rate plus or minus a specified spread, which is denominated in HKD based on the local currencies of the positions within the swap.	7 -12 months maturity ranging from 04/25/2016 - 09/14/2016	$8,693,698

**	The maturity dates are measured from the commencement of investment in each underlying swap position.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2015.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
China
Air China Ltd.	3,414,000	$3,660,417	$(956,435)
ANTA Sports Products Ltd.	1,604,000	3,758,828	404,848
AviChina Industry & Technology Co., Ltd.	198,000	138,324	8,569
Beijing Capital International Airport Co., Ltd.	1,424,000	1,563,504	(232,469)
China International Marine Containers Group Co., Ltd.	164,300	419,780	(130,231)
China Longyuan Power Group Corp. Ltd.	937,000	1,056,982	(43,541)
China Medical System	288,000	512,677	(181,173)
China Railway Group Ltd.	1,289,000	1,227,516	(50,182)
China Shenhua Energy Co., Ltd.	714,000	1,521,192	(424,569)
China Southern Airlines Co., Ltd.	1,250,000	890,499	25,506
CSPC Pharmaceutical Group Ltd.	608,000	615,745	(80,420)
Datang International Power Generation Co., Ltd.	544,000	242,366	(35,837)
Dongfeng Motor Group Co., Ltd.	1,834,000	2,802,509	(500,722)
Geely Automobile Holdings Ltd.	3,130,000	1,322,150	178,110
Great Wall Motor Co., Ltd.	955,500	1,522,075	(455,941)
Huadian Power International Corp. Ltd.	476,000	419,824	(46,335)
Huaneng Renewables Corp. Ltd.	908,000	363,185	(26,589)
People’s Insurance Co. Group of China Ltd./The	2,672,000	1,763,990	(452,679)
Ping An Insurance Group Co. of China Ltd.	7,000	49,685	(14,707)
Shandong Weigao Group Medical Polymer Co., Ltd.	76,000	67,423	(19,243)
Sinopec Shanghai Petrochemical Co., Ltd.	4,461,000	2,249,406	(538,840)
Sinopharm Group Co., Ltd.	20,400	86,172	(14,419)
Sinotrans Ltd.	285,000	223,437	(88,944)
Weichai Power Co., Ltd.	427,000	525,660	(126,165)
Zhuzhou CSR Times Electric Co., Ltd.	560,500	4,196,898	(26,198)

			(3,828,606)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Hong Kong
China Power International Development Ltd.	379,000	$257,422	$(10,199)
China Resources Cement Holdings Ltd.	548,000	342,224	(91,366)
China Resources Power Holdings Co., Ltd.	312,000	815,725	(99,413)
CITIC Ltd.	610,000	1,113,620	67
Far East Horizon Ltd.	19,000	18,624	(3,869)
Guangdong Investment Ltd.	1,342,000	1,931,172	72,062
Sino Biopharmaceutical Ltd.	2,768,000	3,351,364	76,418

			(56,300)

Total of Long Equity Positions			(3,884,906)

Short Positions

Common Stocks
China
AAC Technologies Holdings, Inc.	(470,094)	(2,556,222)	(384,295)
Aluminum Corp. of China Ltd.	(690,000)	(446,255)	230,711
Anhui Conch Cement Co., Ltd.	(749,000)	(2,704,196)	489,777
BBMG Corp.	(492,500)	(465,525)	125,665
Byd Co., Ltd.	(911,500)	(5,218,069)	366,259
CGN Power Co., Ltd.	(2,332,000)	(1,344,191)	368,701
China Huishan Dairy Holdings Co., Ltd.	(645)	(129)	(104)
China Life Insurance Co., Ltd.	(4,000)	(13,856)	(81)
China Merchants Bank Co., Ltd.	(1,107,000)	(3,120,431)	422,334
China Oilfield Services Ltd.	(3,628,000)	(6,263,838)	2,606,862
China Pacific Insurance Group Co., Ltd.	(577,400)	(2,826,019)	672,116
China Shipping Container Lines Co., Ltd.	(6,029,000)	(2,871,886)	449,460
CITIC Securities Co., Ltd.	(608,000)	(1,225,708)	132,877
CRRC Corp. Ltd.	(246,000)	(300,983)	(12,731)
ENN Energy Holdings Ltd.	(152,000)	(1,112,537)	380,545
Huaneng Power International, Inc.	(628,000)	(769,729)	89,752
Jiangsu Expressway Co., Ltd.	(96,000)	(118,475)	(4,496)
Lenovo Group Ltd.	(1,796,000)	(2,330,431)	812,114
Shanghai Fosun Pharmaceutical Group Co., Ltd.	(557,000)	(2,129,043)	379,906
Tingyi Cayman Islands Holding Corp.	(362,000)	(712,969)	134,719

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
China (continued)
Want Want China Holdings Ltd.	(4,584,000)	$(4,857,456)	$1,081,606
Yanzhou Coal Mining Co., Ltd.	(498,000)	(458,053)	236,425
Zijin Mining Group Co., Ltd.	(7,280,000)	(2,171,657)	261,810

			8,839,932

Hong Kong
Beijing Enterprises Holdings Ltd.	(82,500)	(738,361)	241,361
Beijing Enterprises Water Group Ltd.	(5,494,000)	(4,670,406)	827,342
Brilliance China Automotive Holdings Ltd.	(2,018,000)	(2,605,550)	206,456
China Agri-Industries Holdings Ltd.	(1,649,000)	(934,213)	366,735
China Gas Holdings Ltd.	(2,242,000)	(3,897,967)	805,515
China Resources Gas Group Ltd.	(456,000)	(1,588,338)	411,429
China Unicom Hong Kong Ltd.	(216,000)	(291,574)	16,781

			2,875,619

Total of Short Equity Positions			11,715,551

Total of Long and Short Equity Positions			7,830,645

Net Cash and Other Receivables/ (Payables) (b)			863,053

Swaps, at Value			$8,693,698

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Goldman Sachs	The Fund receives the total return on a portfolio of long and short positions and pays the Warsaw Interbank Offered Rate plus or minus a specified spread, which is denominated in PLN based on the local currencies of the positions within the swaps.	12 months maturity ranging from 04/25/2016 - 08/23/2016	$(1,021,387)

**	The maturity dates are measured from the commencement of investment in each underlying swap position.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2015.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Poland
Energa SA	141,285	$952,197	$(325,141)
PGE Polska Grupa Energetyczna SA	655,230	3,675,914	(1,347,821)
Polski Koncern Naftowy Orlen SA	6,579	126,041	(11,174)
Polskie Gornictwo Naftowe i Gazownictwo SA	616,834	972,039	88,324

			(1,595,812)

Total of Long Equity Positions			(1,595,812)

Short Positions

Common Stocks
Poland
Bank Pekao SA	(11,136)	(563,850)	111,228
Eurocash SA	(66,431)	(642,334)	(140,036)
Mbank SA	(4,347)	(529,015)	131,661
Powszechna Kasa Oszczednosci Bank Polski SA	(207,740)	(1,966,172)	355,342

			458,195

Total of Short Equity Positions			458,195

Total of Long and Short Equity Positions			(1,137,617)

Net Cash and Other Receivables/ (Payables) (b)			116,230

Swaps, at Value			$(1,021,387)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Goldman Sachs	The Fund receives the total return on a portfolio of long and short positions and pays the LIBOR plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swaps.	7-12 months maturity ranging from 04/25/2016 - 09/29/2016	$(7,616,135)

**	The maturity dates are measured from the commencement of investment in each underlying swap position.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2015.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks

Brazil
BRF SA	195,320	$3,411,713	$66,062
Cia Energetica de Minas Gerais	437,381	1,492,377	(713,838)
EDP - Energias do Brasil SA	186,000	684,721	(146,121)
JBS SA	955,093	4,501,292	(453,981)
Porto Seguro SA	25,000	297,372	(107,563)
Qualicorp SA	8,000	64,522	(34,576)

			(1,390,017)

Chile
Enersis SA	10,255	181,001	(51,378)

China
Bank of China Ltd.	4,176,000	2,945,122	(1,144,294)
Bank of Communications Co., Ltd.	1,492,000	1,493,715	(453,725)
China CITIC Bank Corp. Ltd.	249,000	227,069	(82,075)
China Communications Construction Co., Ltd.	2,613,000	4,523,961	(1,282,709)
China Construction Bank Corp.	3,414,000	3,422,038	(1,143,765)
China Telecom Corp. Ltd.	2,802,000	2,072,963	(715,343)
CNOOC Ltd.	2,731	342,469	(60,957)
GOME Electrical Appliances Holding Ltd.	21,676,000	4,328,728	(1,019,023)
PICC Property & Casualty Co., Ltd.	1,910,000	4,146,374	(405,270)
Zhejiang Expressway Co., Ltd.	1,116,000	1,768,593	(549,549)

			(6,856,710)

Hong Kong
China Mobile Ltd.	29,455	2,077,482	(324,910)

Indonesia
Astra Agro Lestari Tbk PT	47,200	85,259	(26,704)
Bank Negara Indonesia Persero Tbk PT	1,384,000	768,188	(376,108)
Indofood Sukses Makmur Tbk PT	1,202,600	690,727	(238,135)
Telekomunikasi Indonesia Persero Tbk PT	11,304	492,063	(89,076)
United Tractors Tbk PT	603,100	870,850	(148,872)

			(878,895)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Korea, Republic of
Amorepacific Corp.	7,256	$2,531,237	$(166,735)
Celltrion, Inc.	1,662	116,025	(20,311)
CJ CheilJedang Corp.	826	298,184	(32,033)
Coway Co., Ltd.	268	20,609	(1,645)
Daewoo Securities Co., Ltd.	250,946	2,808,355	(265,876)
Dongbu Insurance Co., Ltd.	22,209	1,060,315	91,529
Hanssem Co., Ltd.	91	19,553	2,480
Hanwha Corp.	122,083	4,705,815	(684,729)
Hanwha Life Insurance Co., Ltd.	171,178	1,176,522	2,973
Hyosung Corp.	21,307	2,378,711	(343,409)
Hyundai Development Co-Engineering & Construction	21,180	1,179,393	(201,339)
Hyundai Engineering & Construction Co., Ltd.	15,971	842,138	(378,945)
Hyundai Marine & Fire Insurance Co., Ltd.	7,842	179,748	20,338
Hyundai Mobis Co., Ltd.	9,457	2,059,159	(208,737)
Hyundai Steel Co.	1,069	78,470	(31,874)
Kia Motors Corp.	1,034	46,297	576
Korea Electric Power Corp.	49,303	2,023,118	9,589
Korean Air Lines Co., Ltd.	72,699	3,141,209	(1,214,366)
LG Chem Ltd.	7,613	1,954,335	(108,956)
LG Display Co., Ltd.	143,958	1,864,863	(497,262)
Lotte Chemical Corp.	17,742	3,763,579	302,137
Mirae Asset Securities Co., Ltd.	29,188	1,252,692	(561,930)
NCSoft Corp.	18,457	3,454,782	(503,823)
NH Investment & Securities Co., Ltd.	14,281	123,074	(2,340)
Orion Corp./Republic of Korea	695	565,171	(11,716)
Samsung Card Co., Ltd.	22,177	858,080	(178,984)
Samsung Electronics Co., Ltd.	5,679	3,793,572	(1,107,813)
Shinsegae Co., Ltd.	8,923	1,710,830	75,866
SK Hynix, Inc.	106,189	4,216,357	(1,187,791)
SK Innovation Co., Ltd.	6,485	546,768	(6,644)
SK Networks Co., Ltd.	69,705	524,127	(117,820)
S-Oil Corp.	46,637	2,348,171	133,479

			(7,196,111)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Mexico
America Movil SAB de CV	114,088	$2,501,950	$(613,793)

Poland
KGHM Polska Miedz SA	44,096	985,145	(32,606)
Powszechny Zaklad Ubezpieczen SA	575	75,002	(15,964)

			(48,570)

South Africa
Sasol Ltd.	12,740	479,691	(125,264)

South Korea
Hyundai Wia Corp.	20,430	1,786,726	445,856
Mirae Asset Securities Co., Ltd.	25,428	—	111,581
Woori Bank	73,184	561,224	20,396

			577,833

Taiwan
AU Optronics Corp.	1,120,000	324,850	6,744
Chicony Electronics Co., Ltd.	102,597	279,287	(42,106)
China Airlines Ltd.	2,213,000	1,112,958	(354,262)
China Life Insurance Co., Ltd.	200,000	153,577	(1,226)
Compal Electronics, Inc.	194,000	148,088	(37,890)
Eva Airways Corp.	891,000	617,851	(117,983)
Feng TAY Enterprise Co., Ltd.	2,060	11,385	1,454
Foxconn Technology Co., Ltd.	178,770	562,269	(48,432)
Fubon Financial Holding Co., Ltd.	1,714,297	3,179,825	(496,194)
HTC Corp.	57,000	98,517	11,830
Innolux Corp.	7,337,000	2,439,665	(141,827)
Inotera Memories, Inc.	928,000	874,229	(290,844)
Largan Precision Co., Ltd.	18,000	1,773,563	(368,753)
Pegatron Corp.	786,000	2,224,240	(300,670)
Powertech Technology, Inc.	191,000	343,853	2,152
President Chain Store Corp.	21,000	150,545	(19,575)
Wan Hai Lines Ltd.	1,045,000	904,881	(243,261)

			(2,440,843)

Total of Long Common Stocks			(19,348,658)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Preferred Stocks

Brazil
Braskem SA	100,300	$368,824	$55,196
Cia Brasileira de Distribuicao	24,766	317,418	(3,135)
Cia Energetica de Sao Paulo	247,500	1,768,963	(819,417)
Gerdau SA	14,372	21,733	(1,904)
Oi SA	156,000	98,401	11,383
Suzano Papel e Celulose SA	30,000	153,541	(7,571)

			(765,448)

Total of Long Equity Positions			(20,114,106)

Short Positions

Common Stocks

Brazil
Cia de Saneamento Basico do Estado de Sao Paulo	(238,132)	(1,394,688)	470,736
EcoRodovias Infraestrutura e Logistica SA	(76,400)	(118,754)	1,200
Tim Participacoes SA	(255,603)	(3,803,090)	1,387,641

			1,859,577

Chile
Banco Santander Chile	(65,667)	(1,428,655)	232,202
Sociedad Quimica y Minera de Chile SA	(96,030)	(1,700,570)	304,293

			536,495

China
Semiconductor Manufacturing International Corp.	(7,454,874)	(816,821)	140,031

Korea, Republic of
Doosan Infracore Co., Ltd.	(2,576)	(16,935)	2,570
Hanwha Chemical Corp.	(245,361)	(4,011,623)	(487,586)
Hotel Shilla Co., Ltd.	(42,055)	(4,439,349)	340,290
Hyundai Glovis Co., Ltd.	(15,031)	(2,957,705)	108,656

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Korea, Republic of (continued)
Hyundai Merchant Marine Co., Ltd.	(37,200)	$(334,266)	$140,219
Hyundai Motor Co.	(28,042)	(3,444,239)	(452,483)
Industrial Bank of Korea	(18,859)	(219,203)	2,000
Kangwon Land, Inc.	(15,547)	(579,286)	23,614
KCC Corp.	(2,718)	(975,450)	25,880
Lotte Confectionery Co., Ltd.	(288)	(450,749)	(84,096)
NAVER Corp.	(4,822)	(3,022,163)	932,135
POSCO	(4,831)	(1,045,004)	361,925
Samsung Electro-Mechanics Co., Ltd.	(1,561)	(83,639)	(1,440)
Samsung Fire & Marine Insurance Co., Ltd.	(575)	(131,002)	(4,780)

			906,904

Mexico
Grupo Aeroportuario del Pacifico SAB de CV	(1,728)	(126,920)	(23,140)
Grupo Aeroportuario del Sureste SAB de CV	(836)	(127,183)	(115)
Grupo Financiero Santander Mexico SAB de CV	(371,172)	(3,672,834)	948,431

			925,176

South Africa
Anglogold Ashanti Ltd.	(118,951)	(1,169,960)	195,751
Gold Fields Ltd.	(46,848)	(130,181)	5,566

			201,317

South Korea
Daewoo Engineering & Construction Co., Ltd.	(346,755)	(2,298,696)	426,279
Doosan Corp.	(5,688)	(570,992)	37,648
GS Engineering & Construction Corp.	(95,864)	(2,198,751)	200,064
GS Holdings Corp.	(30,294)	(1,285,992)	117,236
Hyundai Heavy Industries Co., Ltd.	(50,825)	(5,462,349)	1,300,781
Kumho Petrochemical Co., Ltd.	(8,722)	(698,437)	305,973
OCI Co., Ltd.	(12,278)	(995,600)	136,664
Samsung Heavy Industries Co., Ltd.	(168,425)	(2,746,828)	990,470
Samsung SDI Co., Ltd.	(54,312)	(5,460,017)	463,280
Samsung SDS Co., Ltd.	(17,590)	(4,155,847)	(132,468)

			3,845,927

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Taiwan
Advanced Semiconductor Engineering, Inc.	(1,050,000)	$(1,218,402)	$74,337
Chang Hwa Commercial Bank Ltd.	(919,130)	(526,469)	72,583
China Steel Corp.	(317,000)	(268,475)	83,222
Delta Electronics Inc.	(216,000)	(1,032,168)	13,348
E.Sun Financial Holding Co., Ltd.	(1,715,435)	(1,104,835)	93,712
Epistar Corp.	(577,000)	(808,389)	361,897
Formosa Chemicals & Fibre Corp.	(837,000)	(2,176,062)	470,346
Formosa Petrochemical Corp.	(218,000)	(580,517)	60,294
Formosa Plastics Corp.	(103,000)	(270,055)	52,206
Hotai Motor Co., Ltd.	(44,000)	(716,841)	247,355
Hua Nan Financial Holdings Co., Ltd.	(63,720)	(36,950)	7,208
MediaTek, Inc.	(471,000)	(4,956,149)	1,451,148
Quanta Computer, Inc.	(1,629,000)	(3,968,718)	1,133,234
SinoPac Financial Holdings Co., Ltd.	(950,135)	(403,329)	102,146
Taishin Financial Holding Co., Ltd.	(1,756,000)	(809,595)	185,520
Taiwan Semiconductor Manufacturing Co., Ltd.	(2,196)	(47,927)	2,360
Wistron Corp.	(653,000)	(332,255)	(9,189)

			4,401,727

Total of Short Common Stock			12,817,154

Preferred Stocks

Brazil
Petroleo Brasileiro SA	(221,254)	(379,428)	(24,627)
Vale SA	(276,901)	(1,031,096)	100,759

			76,132

Total of Short Equity Positions			12,893,286

Total of Long and Short Equity Positions			(7,220,820)

Net Cash and Other Receivables/ (Payables) (b)			(395,315)

Swaps, at Value			$(7,616,135)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Goldman Sachs	The Fund receives the total return on a portfolio of long and short positions and pays the Rand Overnight Deposit Rate plus or minus a specified spread, which is denominated in ZAR based on the local currencies of the positions within the swaps.	12-13 months maturity ranging from 04/29/2016 - 09/19/2016	$738,381

**	The maturity dates are measured from the commencement of investment in each underlying swap position.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2015.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks

Malta
Brait SE	75,431	$756,492	$9,882

South Africa
Foschini Group Ltd./The	204,277	2,752,010	(677,508)
Investec Ltd.	2,922	25,074	(2,710)
Mondi Ltd.	26,031	585,248	(39,447)
Netcare Ltd.	68,618	216,200	(36,030)
RMB Holdings Ltd.	149,239	786,626	(75,127)
Telkom SA SOC Ltd.	203,993	969,449	11,326

			(819,496)

Total of Long Equity Positions			(809,614)

Short Positions

Common Stocks

South Africa
Anglo American Platinum Ltd.	(18,526)	(375,901)	68,967
Barloworld Ltd.	(7,068)	(49,878)	11,306
Coronation Fund Managers Ltd.	(25,718)	(130,607)	9,234
Discovery Ltd.	(60,953)	(563,367)	(43,061)
Impala Platinum Holdings Ltd.	(736,517)	(3,130,405)	1,084,889
Imperial Holdings Ltd.	(27,329)	(396,008)	60,924
Massmart Holdings Ltd.	(46,838)	(462,721)	96,239
MTN Group Ltd.	(126,208)	(1,997,840)	374,894
Nedbank Group Ltd.	(11,212)	(194,910)	16,857
PPC Ltd.	(297,697)	(356,992)	(10,729)
Sanlam Ltd.	(72,936)	(365,099)	49,689
Shoprite Holdings Ltd.	(4,808)	(55,406)	802
SPAR Group Ltd./The	(26,676)	(366,233)	9,353
Tiger Brands Ltd.	(27,614)	(573,731)	(34,276)

			1,695,088

Total of Short Equity Positions			1,695,088

Total of Long and Short Equity Positions			885,474

Net Cash and Other Receivables/(Payables) (b)			(147,093)

Swaps, at Value			$738,381

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Goldman Sachs	The Fund receives the total return on a portfolio of long and short positions and pays the Mexico Equilibrium Interbank Interest Rate plus or minus a specified spread, which is denominated in MXN based on the local currencies of the positions within the swaps.	12 months maturity ranging from 04/26/2016 - 09/15/2016	$364,091

**	The maturity dates are measured from the commencement of investment in each underlying swap position.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2015.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks

Mexico
Arca Continental SAB de CV	162,600	$935,701	$(20,210)
Genomma Lab Internacional SAB de CV	465,400	500,227	(112,873)
Gruma SAB de CV	168,300	1,964,235	373,362
Grupo Mexico SAB de CV	424,700	1,064,739	(36,710)
OHL Mexico SAB de CV	131,700	188,745	(18,987)

			184,582

Total of Long Equity Positions			184,582

Short Positions

Common Stocks

Mexico
Coca-Cola Femsa SAB de CV	(21,400)	(148,707)	(63)
Grupo Carso SAB de CV	(29,300)	(109,402)	(21,907)
Grupo Financiero Banorte SAB de CV	(688,200)	(3,421,124)	50,329
Grupo Financiero Inbursa SAB de CV	(678,000)	(1,476,856)	75,527
Grupo Lala SAB de CV	(24,300)	(52,247)	(5,165)
Industrias Penoles SAB de CV	(56,335)	(823,476)	55,576
Mexichem SAB de CV	(190,100)	(505,487)	38,696

			192,993

Total of Short Equity Positions			192,993

Total of Long and Short Equity Positions			377,575

Net Cash and Other Receivables/(Payables) (b)			(13,484)

Swaps, at Value			$364,091

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Goldman Sachs	The Fund receives the total return on a portfolio of short positions and pays the LIBOR plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swaps.	1 months maturity 10/19/2015	$16,134

**	The maturity dates are measured from the commencement of investment in each underlying swap position.

Additional Information — Total Return Basket Swap

The following table represents the individual short positions and related values within the total return basket swap as of September 30, 2015.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Short Positions

Common Stock

United States
Dycom Industries, Inc.	(7,440)	$(554,503)	$16,145

Total of Short Equity Positions			16,145

Net Cash and Other Receivables/ (Payables) (b)			(11)

Swaps, at Value			$16,134

(a)	Notional value represents the market value (including any fees or commissions) of the short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
J.P. Morgan	The Fund receives the total return on a portfolio of long and short positions and pays the LIBOR plus or minus a specified spread, which is denominated in EUR based on the local currencies of the positions within the swap.	4-13 months maturity ranging from 12/21/2015-10/17/2016	$15,055,280

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swaps as of September 30, 2015.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks

Belgium
Ageas	14,834	$603,640	$5,985
bpost SA	127,487	3,642,146	(610,553)
Delhaize Group	3,301	289,992	2,611
Proximus	141,024	5,286,696	(408,398)
Solvay SA	766	104,778	(26,493)
Telenet Group Holding NV	4,301	235,437	11,636
Umicore SA	29,720	1,428,954	(282,762)

			(1,307,974)

Finland
Amer Sports OYJ	2,183	57,813	(2,287)
Kesko OYJ	89,771	3,374,461	(194,692)
Metso OYJ	27,989	779,228	(196,980)
Neste OYJ	15,416	421,765	(66,967)
Orion Oyj	59,820	2,518,475	(254,865)
Sampo OYJ	31,541	1,627,510	(101,017)
Stora Enso OYJ	132,806	1,380,816	(375,936)
UPM-Kymmene OYJ	207,329	3,892,845	(780,688)
Wartsila OYJ Abp	17,098	782,111	(103,623)

			(2,077,055)

Germany
Aurubis AG	97,324	5,775,582	418,758
Axel Springer SE	6,483	363,825	(1,287)
Brenntag AG	53,251	3,161,850	(288,756)
Continental AG	3,268	778,976	(80,977)
Deutsche Lufthansa AG	117,791	1,636,724	3,020
Deutsche Post AG	298,026	9,430,937	(1,174,719)
Duerr AG	3,084	258,271	(41,310)
E.ON SE	115,104	1,588,635	(600,877)
Evonik Industries AG	1,102	38,775	(1,877)
Freenet AG	65,901	2,289,904	(109,603)
GEA Group AG	53,210	2,424,845	(395,926)
Hannover Rueck SE	24,647	2,622,352	(97,733)
HeidelbergCement AG	70,994	5,816,641	(941,345)
Hella KGaA Hueck & Co.	481	20,468	(3,051)
HOCHTIEF AG	23,846	1,980,697	10,228
HUGO BOSS AG	4,306	502,250	(18,080)
KION Group AG	39,883	1,808,786	(36,560)
Krones AG	1,877	212,621	(14,799)
LANXESS AG	12,165	743,109	(173,507)
Linde AG	1,136	226,380	(41,866)
Merck KGaA	53,244	5,685,641	(971,612)
MTU Aero Engines AG	10,854	1,047,211	(138,508)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Germany (continued)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	26,740	$5,146,880	$(152,795)
OSRAM Licht AG	78,025	4,063,916	(21,568)
ProSiebenSat.1 Media SE	127,310	6,634,115	(385,025)
Rheinmetall AG	11,809	695,229	30,893
RHOEN-KLINIKUM AG	89,930	2,506,704	39,979
Salzgitter AG	27,464	945,541	(263,352)
Software AG	1,972	57,054	569
Suedzucker AG	16,243	239,889	55,489
Symrise AG	20,537	1,333,654	(96,233)
Talanx AG	13,862	448,365	(33,083)
TUI AG	62,240	1,054,254	86,276
United Internet AG	52,106	2,541,078	100,613
Zalando SE	47,162	1,696,550	(134,629)

			(5,473,253)

Italy
A2A SpA	283,841	367,471	(15,093)
Atlantia SpA	155,180	3,960,681	380,122
Autogrill SpA	146,351	1,308,402	26,469
Banca Generali SpA	12,119	395,226	(53,359)
Banca Monte dei Paschi di Siena SpA	8,951	17,923	(1,973)
Banca Popolare di Milano Scarl	9,630,356	10,225,456	(703,610)
Banco Popolare SC	219,500	3,766,931	(519,335)
Enel SpA	648,440	3,098,209	(204,875)
Eni SpA	300,575	5,333,020	(604,872)
FinecoBank Banca Fineco SpA	104,920	799,434	(102,179)
Finmeccanica SpA	500,807	6,745,016	(473,507)
Hera SpA	1,020,371	2,568,158	81,114
Luxottica Group SpA	14,755	1,076,674	(54,085)
Mediobanca SpA	623,228	6,187,148	(55,371)
Moncler SpA	69,824	1,342,764	(92,381)
Pirelli & C. SpA	254,956	4,336,398	(69,959)
Prysmian SpA	149,902	3,377,839	(279,468)
Recordati SpA	22,781	549,197	(23,513)
Snam SpA	712,634	3,669,553	(9,548)
Terna Rete Elettrica Nazionale SpA	232,510	1,101,329	28,723
UniCredit SpA	487,828	3,346,996	(305,779)
Unione di Banche Italiane SCpA	469,710	3,899,530	(566,708)
Unipol Gruppo Finanziario SpA	99,221	499,582	(63,604)
UnipolSai SpA	324,578	818,034	(112,235)

			(3,795,026)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Netherlands
Aalberts Industries NV	1,840	$58,107	$(3,576)
Aegon NV	272,883	2,115,310	(550,560)
Akzo Nobel NV	15,784	1,196,319	(169,739)
ASM International NV	6,422	250,795	(42,362)
Boskalis Westminster	79,832	3,979,173	(484,722)
Delta Lloyd NV	158,302	2,767,577	(1,437,413)
Heineken NV	2,067	167,768	(406)
Koninklijke Ahold NV	351,838	6,933,613	(69,943)
Koninklijke DSM NV	39,207	2,361,899	(552,431)
Koninklijke Philips NV	87,692	2,358,677	(295,560)
NN Group NV	27,416	786,661	377
Randstad Holding NV	44,231	3,009,564	(365,841)
Wolters Kluwer NV	158,109	4,936,989	(61,012)

			(4,033,188)

Spain
Abengoa SA	836,228	2,063,770	(1,284,594)
Acciona SA	2,272	178,118	(16,884)
Acerinox SA	78,000	1,041,756	(344,344)
ACS Actividades de Construccion y Servicios SA	165,834	5,523,284	(751,903)
Almirall SA	20,045	383,037	(25,124)
Applus Services SA	11,034	119,417	(14,562)
Banco Santander SA	321,559	2,366,402	(656,540)
Bankinter SA	61,921	484,050	(27,867)
Ebro Foods SA	45,429	907,054	(14,778)
Enagas SA	194,548	5,470,447	108,322
Endesa SA	397,738	7,943,139	444,517
Ferrovial SA	174,538	4,061,530	113,448
Gamesa Corp. Tecnologica SA	156,185	2,362,976	(194,843)
Gas Natural SDG SA	9,490	217,195	(32,025)
Iberdrola SA	48,635	338,894	(14,828)
Mapfre SA	134,391	489,574	(138,163)
Mediaset Espana Comunicacion SA	48,137	591,071	(64,840)
Red Electrica Corp. SA	37,054	2,996,432	80,376
Repsol SA	338,485	6,231,489	(2,283,682)

			(5,118,314)

Switzerland
STMicroelectronics NV	1,011	8,020	(1,113)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom
Dialog Semiconductor PLC	19,541	$989,777	$(205,819)
Fiat Chrysler Automobiles NV	419,468	6,214,062	(762,007)
RELX NV	236,468	3,917,834	(54,660)

			(1,022,486)

Total of Long Common Stocks			(22,828,409)

Preferred Stocks

Germany
Porsche Automobil Holding SE	62,096	5,163,560	(2,521,645)

Total of Long Equity Positions			(25,350,054)

Short Positions

Common Stocks

Belgium
Anheuser-Busch InBev SA/NV	(57,041)	(6,331,544)	264,917
Colruyt SA	(5,408)	(259,849)	(798)
KBC Groep NV	(12,273)	(867,305)	91,136
UCB SA	(18,910)	(1,481,217)	(244)

			355,011

Finland
Cargotec OYJ	(65,304)	(2,530,230)	744,975
Elisa OYJ	(37,951)	(1,295,945)	12,170
Kone OYJ	(97,769)	(3,996,349)	275,479
Nokia OYJ	(164,756)	(1,119,750)	(6,819)
Nokian Renkaat OYJ	(250,667)	(7,951,975)	(162,511)
Outokumpu OYJ	(243,834)	(1,122,825)	559,793
YIT OYJ	(27,218)	(212,288)	63,367

			1,486,454

Germany
adidas AG	(60,874)	(4,700,069)	(208,040)
Allianz SE	(10,548)	(1,735,046)	78,029
BASF SE	(13,930)	(1,240,934)	175,521
Bayer AG	(41,958)	(6,444,943)	1,061,797
Bayerische Motoren Werke AG	(57,218)	(5,637,547)	645,694
Beiersdorf AG	(9,342)	(801,998)	(26,086)
Bilfinger SE	(49,416)	(2,016,728)	184,314
Commerzbank AG	(104,884)	(1,347,316)	239,554
Daimler AG	(23,068)	(2,127,186)	447,764
Deutsche Bank AG	(74,968)	(2,495,540)	472,364
Deutsche Telekom AG	(500,400)	(9,241,700)	333,816

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Germany (contined)
Fraport AG Frankfurt Airport Services Worldwide	(21,505)	$(1,413,211)	$83,496
Fresenius Medical Care AG & Co. KGaA	(8,271)	(727,703)	81,283
Infineon Technologies AG	(11,562)	(126,700)	(3,204)
K+S AG	(120,819)	(5,080,488)	1,026,598
MAN SE	(14,335)	(1,495,101)	34,811
METRO AG	(19,914)	(652,666)	101,687
RWE AG	(314,722)	(5,248,659)	1,672,244
SAP SE	(163,457)	(12,045,633)	1,456,283
Siemens AG	(3,268)	(336,817)	44,864
STADA Arzneimittel AG	(23,920)	(874,832)	17,391
Telefonica Deutschland Holding AG	(507,854)	(3,014,222)	(91,291)
ThyssenKrupp AG	(248,594)	(6,685,929)	2,317,644
Wacker Chemie AG	(27,639)	(2,852,610)	750,364
Wirecard AG	(26,957)	(1,133,759)	(157,001)

			10,739,896

Italy
Assicurazioni Generali SpA	(105,907)	(2,000,877)	63,181
Azimut Holding SpA	(151,166)	(3,997,288)	753,353
Banca Popolare dell’Emilia Romagna SC	(761,064)	(6,805,433)	528,926
Buzzi Unicem SpA	(74,452)	(1,135,484)	(109,048)
Davide Campari-Milano SpA	(131,830)	(1,046,122)	(3,865)
Enel Green Power SpA	(2,412,990)	(4,940,962)	378,338
Intesa Sanpaolo SpA	(377,049)	(1,440,285)	108,284
Mediaset SpA	(773,668)	(4,054,831)	493,201
Mediolanum SpA	(255,490)	(2,095,732)	270,784
Saipem SpA	(191,965)	(1,824,054)	284,782
Salvatore Ferragamo SpA	(282,263)	(8,324,577)	796,087
Telecom Italia SpA	(3,618,710)	(4,824,343)	364,913
Tod’s SpA	(14,171)	(1,370,643)	129,104

			4,058,040

Luxembourg
APERAM SA	(18,510)	(688,685)	188,157
ArcelorMittal	(1,830,906)	(16,824,172)	7,329,345
Tenaris SA	(587,914)	(7,786,648)	718,536

			8,236,038

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Netherlands
Altice NV	(244,196)	$(10,988,364)	$5,878,974
Altice NV	(71,693)	(18,086)	(1,581,306)
ASML Holding NV	(16,293)	(1,494,486)	62,284
Fugro NV	(175,320)	(3,767,025)	665,534
Gemalto NV	(8,084)	(741,768)	216,209
Koninklijke KPN NV	(147,042)	(581,595)	30,127
Koninklijke Vopak NV	(91,738)	(4,877,943)	1,209,962
OCI NV	(25,898)	(766,575)	102,237
QIAGEN NV	(64,134)	(1,718,905)	64,559
SBM Offshore NV	(413,407)	(4,832,993)	(415,294)

			6,233,286

Spain
Abertis Infraestructuras SA	(71,183)	(1,197,159)	70,880
Aena SA	(44,690)	(4,954,026)	10,670
Amadeus IT Holding SA	(46,792)	(1,998,014)	(6,798)
Atresmedia Corp. de Medios de Comunicacion SA	(71,961)	(1,207,130)	290,981
Banco Bilbao Vizcaya Argentaria SA	(342,290)	(3,530,448)	636,101
Banco de Sabadell SA	(1,585,243)	(3,945,256)	1,027,523
Banco Popular Espanol SA	(2,011,658)	(9,799,214)	2,450,556
Bankia SA	(5,518,310)	(7,163,663)	1,730
CaixaBank SA	(344,891)	(1,469,816)	138,795
Cellnex Telecom SAU	(30,971)	(540,798)	13,127
Distribuidora Internacional de Alimentacion SA	(166,435)	(1,224,087)	216,569
Indra Sistemas SA	(65,589)	(788,521)	106,766
Industria de Diseno Textil SA	(27,925)	(952,379)	16,012
Obrascon Huarte Lain SA	(152,823)	(2,892,848)	877,474
Tecnicas Reunidas SA	(1,463)	(72,592)	7,804
Telefonica SA	(111,563)	(1,495,773)	142,292
Zardoya Otis SA	(62,598)	(681,356)	4,886

			6,005,368

United Kingdom
CNH Industrial NV	(675,848)	(6,497,563)	2,092,139
Unilever NV	(3,172)	(140,636)	13,487

			2,105,626

Total of Short Common Stocks			39,219,719

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Preferred Stocks

Germany
FUCHS PETROLUB SE	(35,820)	$(1,591,975)	$6,571
Henkel AG & Co. KGaA	(1,725)	(207,520)	29,853
Volkswagen AG	(20,891)	(4,079,610)	1,784,781

			1,821,205

Total of Short Equity Positions			41,040,924

Total of Long and Short Equity Positions			15,690,870

Net Cash and Other Receivables/(Payables) (b)			(635,590)

Swaps, at Value			$15,055,280

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
J.P. Morgan	The Fund receives the total return on a portfolio of long and short positions and pays the LIBOR, plus or minus a specified spread, which is denominated in CHF based on the local currencies of the positions within the swap.	4-13 months maturity ranging from 12/28/2015-10/14/2016	$1,443,786

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swaps as of September 30, 2015.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks

Austria
ams AG	3,794	$163,485	$(21,928)

Switzerland
Adecco SA	23,881	1,975,857	(226,918)
Aryzta AG	31,101	1,473,712	(155,546)
Baloise Holding AG	20,765	2,559,708	(179,955)
Bucher Industries AG	1,901	476,886	(68,163)
Clariant AG	38,015	748,516	(108,265)
DKSH Holding AG	797	48,881	1,683
Flughafen Zuerich AG	3,074	2,378,089	(238,501)
GAM Holding AG	56,250	1,165,169	(175,082)
Geberit AG	2,269	748,866	(54,744)
Georg Fischer AG	747	485,291	(61,910)
Givaudan SA	1,763	3,000,803	(132,114)
Helvetia Holding AG	1,769	995,271	(127,445)
Lonza Group AG	72,277	10,281,665	(797,771)
Novartis AG	34,690	3,576,381	(387,958)
OC Oerlikon Corp. AG	318,070	3,875,121	(750,571)
Partners Group Holding AG	7,609	2,298,843	280,145
Schindler Holding AG	3,754	607,281	(68,031)
Sika AG	539	1,921,868	(259,285)
Straumann Holding AG	7,151	1,959,045	99,477
Sulzer AG	6,087	584,155	12,287
Sunrise Communications Group AG	4,670	297,584	(29,507)
Swiss Life Holding AG	46,295	10,717,035	(390,231)
Swiss Re AG	71,002	6,333,842	(242,073)
Swisscom AG	3,016	1,699,169	(193,982)
Zurich Insurance Group AG	4,004	1,234,994	(251,986)

			(4,506,446)

Total of Long Equity Positions			(4,528,374)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Short Positions

Common Stocks

Switzerland
ABB Ltd.	(177)	$(3,453)	$322
Barry Callebaut AG	(1,787)	(1,944,068)	(1,750)
Chocoladefabriken Lindt & Spruengli AG	(29)	(166,169)	(3,862)
Cie Financiere Richemont SA	(98,943)	(7,841,035)	142,184
Credit Suisse Group AG	(367,346)	(10,520,493)	1,690,656
Dufry AG	(7,015)	(966,140)	144,736
EMS-Chemie Holding AG	(625)	(281,674)	24,549
Galenica AG	(3,023)	(3,212,263)	(639,511)
Julius Baer Group Ltd.	(108,248)	(6,003,713)	1,087,954
Kuehne + Nagel International AG	(16,141)	(2,142,536)	67,019
LafargeHolcim Ltd.	(100,152)	(7,316,120)	2,066,146
Nestle SA	(4,791)	(359,311)	(999)
Roche Holding AG	(5,251)	(1,501,188)	107,197
SGS SA	(1,719)	(3,099,031)	95,260
Sonova Holding AG	(20,053)	(2,758,715)	176,528
Swatch Group AG/The	(40,317)	(16,092,120)	1,139,735

			6,096,164

Total of Short Equity Positions			6,096,164

Total of Long and Short Equity Positions			1,567,790

Net Cash and Other Receivables/(Payables) (b)			(124,004)

Swaps, at Value			$1,443,786

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
J.P. Morgan	The Fund receives the total return on a portfolio of long and short positions and pays the Copenhagen Interbank Rate plus or minus a specified spread, which is denominated in DKK based on the local currencies of the positions within the swap.	4-13 months maturity ranging from 12/28/2015-10/14/2016	$(299,627)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swaps as of September 30, 2015.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks

Denmark
AP Moeller - Maersk A/S	2,158	$3,862,803	$(536,285)
Coloplast A/S	17,970	1,266,870	7,184
Danske Bank A/S	13,343	410,279	(7,049)
DSV A/S	89,780	3,124,280	230,523
GN Store Nord A/S	30,119	651,996	(110,916)
H Lundbeck A/S	11,652	345,697	(35,034)
ISS A/S	38,762	1,359,075	(71,528)
Jyske Bank A/S	18,182	922,184	83,802
Novo Nordisk A/S	114,824	6,714,244	(517,816)
Pandora A/S	77,155	8,843,301	169,872
TDC A/S	462,614	3,620,880	(1,235,024)
Tryg A/S	2,600	55,170	(4,654)

			(2,026,925)

Total of Long Equity Positions			(2,026,925)

Short Positions

Common Stocks

Denmark
Carlsberg A/S	(43,527)	(4,032,477)	687,800
Chr Hansen Holding A/S	(29,913)	(1,632,169)	(40,942)
FLSmidth & Co. A/S	(51,660)	(2,460,064)	745,501
Novozymes A/S	(28,711)	(1,460,775)	207,766
Vestas Wind Systems A/S	(53,321)	(2,941,490)	169,383
William Demant Holding A/S	(18,079)	(1,419,069)	(82,900)

			1,686,608

Total of Short Equity Positions			1,686,608

Total of Long and Short Equity Positions			(340,317)

Net Cash and Other Receivables/(Payables) (b)			40,690

Swaps, at Value			$(299,627)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
J.P. Morgan	The Fund receives the total return on a portfolio of long and short positions and pays the LIBOR plus or minus a specified spread, which is denominated in JPY based on the local currencies of the positions within the swap	3-15 months maturity ranging from 12/25/2015-10/17/2016	$923,279

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swaps as of September 30, 2015.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks

Japan
Air Water, Inc.	18,000	$303,274	$(32,898)
Ajinomoto Co., Inc.	194,000	4,480,346	(389,275)
Alfresa Holdings Corp.	194,200	3,211,297	105,140
Amada Holdings Co., Ltd.	112,300	1,180,628	(324,389)
ANA Holdings, Inc.	408,000	1,208,268	(65,287)
Asahi Group Holdings Ltd.	9,100	296,909	(1,675)
Asahi Kasei Corp.	740,000	5,844,783	(626,716)
Astellas Pharma, Inc.	308,600	4,718,828	(724,284)
Bandai Namco Holdings, Inc.	346,000	7,110,795	919,422
Bank of Kyoto Ltd./The	146,000	1,709,652	(224,724)
Bank of Yokohama Ltd./The	512,000	3,365,411	(253,460)
Benesse Holdings, Inc.	42,800	1,160,461	(16,158)
Bridgestone Corp.	24,600	951,159	(99,848)
Brother Industries Ltd.	113,800	1,615,930	(244,180)
Calbee, Inc.	92,700	4,051,464	(1,051,691)
Central Japan Railway Co.	18,900	3,464,980	(417,777)
Chiba Bank Ltd./The	477,000	3,766,321	(379,104)
Chubu Electric Power Co., Inc.	255,400	4,123,478	(357,801)
Chugai Pharmaceutical Co., Ltd.	54,900	2,047,692	(361,535)
Chugoku Bank Ltd./The	72,500	1,145,670	(69,664)
Citizen Holdings Co., Ltd.	67,600	486,323	(19,122)
Dai Nippon Printing Co., Ltd.	299,000	3,271,892	(382,843)
Daicel Corp.	334,100	4,337,427	(236,079)
Dentsu, Inc.	4,900	276,623	(25,154)
Don Quijote Holdings Co., Ltd.	150,100	6,359,580	(704,455)
East Japan Railway Co.	26,900	2,602,164	(335,418)
Eisai Co., Ltd.	1,400	98,677	(16,074)
Ezaki Glico Co., Ltd.	12,900	557,191	38,980
FamilyMart Co., Ltd.	27,800	1,356,365	(88,885)
FANUC Corp.	7,700	1,315,897	(131,339)
Fuji Electric Co., Ltd.	806,000	3,537,306	(614,208)
Fuji Heavy Industries Ltd.	85,700	3,288,045	(204,174)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
FUJIFILM Holdings Corp.	97,200	$3,598,598	$34,949
Fujitsu Ltd.	1,559,000	8,942,392	(2,161,055)
Fukuoka Financial Group, Inc.	1,071,000	5,780,142	(679,124)
Gree, Inc.	266,100	1,578,479	(386,615)
GungHo Online Entertainment, Inc.	503,200	1,833,820	(339,082)
Gunma Bank Ltd./The	99,000	707,982	(74,343)
Hachijuni Bank Ltd./The	155,000	1,170,971	(70,748)
Hakuhodo DY Holdings, Inc.	158,300	1,786,885	(286,073)
Hamamatsu Photonics KK	6,700	179,333	(27,704)
Haseko Corp.	51,900	573,644	14,297
Hikari Tsushin, Inc.	12,800	907,927	(12,023)
Hiroshima Bank Ltd./The	28,000	161,094	726
Hisamitsu Pharmaceutical Co., Inc.	5,600	210,055	(22,805)
Hitachi Chemical Co., Ltd.	16,200	287,112	(63,596)
Hitachi High-Technologies Corp.	163,700	4,299,833	(755,186)
Hitachi Metals Ltd.	38,500	485,816	(38,719)
Hokuhoku Financial Group, Inc.	615,000	1,423,447	(15,293)
Hokuriku Electric Power Co.	36,600	566,153	(73,883)
Hoshizaki Electric Co., Ltd.	23,700	1,524,973	136,314
Hoya Corp.	278,200	11,264,374	(2,152,796)
Ibiden Co., Ltd.	17,100	286,153	(62,292)
Idemitsu Kosan Co., Ltd.	20,000	380,286	(73,919)
Iida Group Holdings Co., Ltd.	14,900	269,158	(36,055)
Isetan Mitsukoshi Holdings Ltd.	136,700	2,538,011	(486,923)
Isuzu Motors Ltd.	101,400	1,361,712	(343,450)
ITOCHU Corp.	159,700	2,038,496	(350,270)
Itochu Techno-Solutions Corp.	29,000	672,988	(54,500)
Iyo Bank Ltd./The	23,600	283,188	(11,889)
Izumi Co., Ltd.	8,800	339,696	16,517
J Front Retailing Co., Ltd.	275,700	5,438,972	(973,018)
Japan Airlines Co., Ltd.	397,400	14,540,123	(478,153)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Japan Petroleum Exploration Co., Ltd.	37,700	$1,194,154	$(198,194)
Japan Tobacco, Inc.	93,500	3,420,946	(520,558)
JGC Corp.	13,000	243,553	(71,080)
Joyo Bank Ltd./The	151,000	870,953	(75,461)
JSR Corp.	69,800	1,209,585	(203,424)
JTEKT Corp.	350,200	6,444,591	(1,541,442)
Kajima Corp.	1,065,000	5,397,493	254,318
Kaken Pharmaceutical Co., Ltd.	16,000	1,465,094	19,987
Kamigumi Co., Ltd.	139,000	1,286,615	(147,636)
Kaneka Corp.	79,000	586,766	(5,000)
Kansai Electric Power Co., Inc./The	63,100	768,853	(67,356)
Kao Corp.	62,800	3,192,710	(345,933)
Kawasaki Heavy Industries Ltd.	726,000	3,400,907	(894,509)
KDDI Corp.	69,100	1,780,262	(233,590)
Keihan Electric Railway Co., Ltd.	10,000	62,566	4,132
Keio Corp.	39,000	310,294	(33,025)
Keisei Electric Railway Co., Ltd.	122,000	1,520,957	(182,619)
Kewpie Corp.	17,600	348,013	2,050
Keyence Corp.	7,500	3,987,379	(638,042)
Kobayashi Pharmaceutical Co., Ltd.	800	62,137	(1,798)
Kobe Steel Ltd.	3,498,000	5,642,911	(1,850,119)
Koito Manufacturing Co., Ltd.	47,400	1,882,196	(333,335)
Konami Corp.	20,900	437,977	13,719
Konica Minolta, Inc.	921,100	11,487,112	(1,783,543)
Kose Corp.	8,900	753,050	59,246
Kurita Water Industries Ltd.	103,400	2,510,188	(314,878)
Mabuchi Motor Co., Ltd.	41,500	2,582,839	(780,925)
Marubeni Corp.	17,300	100,706	(15,947)
Medipal Holdings Corp.	249,000	4,226,140	(275,258)
MEIJI Holdings Co., Ltd.	83,600	5,735,674	394,763
Miraca Holdings, Inc.	39,200	1,961,825	(299,419)
Mitsubishi Chemical Holdings Corp.	712,900	4,553,880	(831,410)
Mitsubishi Electric Corp.	602,000	7,386,156	(1,871,511)
Mitsubishi Gas Chemical Co., Inc.	16,000	88,213	(14,355)
Mitsubishi Heavy Industries Ltd.	185,000	1,111,352	(283,987)
Mitsubishi Motors Corp.	30,100	260,848	(30,634)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Mitsubishi Tanabe Pharma Corp.	193,400	$3,380,832	$32,226
Mitsubishi UFJ Lease & Finance Co., Ltd.	204,100	1,092,648	(193,497)
Mitsui & Co., Ltd.	76,900	1,040,821	(176,504)
Mixi, Inc.	139,600	5,886,120	(1,108,583)
MS&AD Insurance Group Holdings, Inc.	48,700	1,497,388	(190,773)
Murata Manufacturing Co., Ltd.	10,800	1,661,748	(266,663)
Nagoya Railroad Co., Ltd.	160,000	624,710	4,061
Nankai Electric Railway Co., Ltd.	66,000	326,010	10,904
Nexon Co., Ltd.	173,200	2,428,663	(113,052)
NHK Spring Co., Ltd.	390,500	4,207,697	(421,221)
Nintendo Co., Ltd.	38,500	6,680,125	(190,882)
Nippon Express Co., Ltd.	577,000	2,910,349	(153,238)
Nippon Shokubai Co., Ltd.	22,400	1,556,433	(33,142)
Nippon Yusen KK	218,000	620,885	(115,684)
Nisshin Seifun Group, Inc.	9,695	137,476	3,503
Nitori Holdings Co., Ltd.	4,200	340,266	(11,388)
Nitto Denko Corp.	36,200	2,884,825	(716,708)
NOK Corp.	136,700	4,073,012	(1,115,412)
NSK Ltd.	141,300	2,053,999	(684,374)
NTN Corp.	27,000	128,471	(17,075)
Obayashi Corp.	225,000	1,779,598	140,144
Obic Co., Ltd.	17,200	831,155	(44,354)
Omron Corp.	119,500	5,375,921	(1,778,708)
Oracle Corp. Japan	8,800	363,866	7,750
Oriental Land Co., Ltd.	27,400	1,765,770	(235,670)
ORIX Corp.	441,700	6,668,072	(970,432)
Osaka Gas Co., Ltd.	951,000	3,869,677	(264,036)
Otsuka Corp.	79,600	4,097,729	(219,326)
Otsuka Holdings Co., Ltd.	80,000	2,871,913	(317,388)
Panasonic Corp.	590,700	8,025,359	(2,047,401)
Pigeon Corp.	9,900	216,784	14,538
Pola Orbis Holdings, Inc.	8,200	472,987	36,967
Renesas Electronics Corp.	2,400	13,137	(378)
Resona Holdings, Inc.	1,607,100	9,024,895	(836,323)
Rohm Co., Ltd.	130,900	8,264,378	(2,443,229)
Sankyo Co., Ltd.	65,100	2,461,989	(145,982)
Sanrio Co., Ltd.	21,900	614,378	(16,137)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Santen Pharmaceutical Co., Ltd.	408,800	$5,913,002	$(424,614)
Secom Co., Ltd.	34,700	2,361,497	(274,620)
Sega Sammy Holdings, Inc.	189,900	2,357,957	(504,776)
Seibu Holdings, Inc.	2,300	54,031	(7,421)
Seiko Epson Corp.	200,500	3,680,541	(844,257)
Sekisui Chemical Co., Ltd.	407,000	5,025,746	(741,863)
Seven & i Holdings Co., Ltd.	138,400	6,325,035	(9,406)
Seven Bank Ltd.	84,800	400,105	(33,084)
Shimadzu Corp.	105,000	1,559,322	(43,410)
Shimamura Co., Ltd.	44,600	4,500,907	303,160
Shimizu Corp.	396,000	3,477,812	(77,680)
Shin-Etsu Chemical Co., Ltd.	54,100	3,357,911	(583,443)
Shionogi & Co., Ltd.	145,100	6,064,793	(863,659)
Shizuoka Bank Ltd./The	40,000	447,267	(45,833)
Showa Shell Sekiyu KK	69,800	644,345	(94,125)
Sohgo Security Services Co., Ltd.	6,200	263,432	19,710
Sojitz Corp.	289,000	720,780	(182,394)
Sompo Japan Nipponkoa Holdings, Inc.	19,000	673,021	(121,169)
Sony Corp.	21,900	634,939	(98,123)
Sugi Holdings Co., Ltd.	6,800	298,330	6,864
Sumitomo Chemical Co., Ltd.	676,590	3,991,066	(569,734)
Sumitomo Corp.	7,100	83,576	(14,916)
Sumitomo Electric Industries Ltd.	125,200	2,027,539	(425,835)
Sumitomo Heavy Industries Ltd.	1,813,000	10,232,800	(3,048,622)
Sumitomo Rubber Industries Ltd.	117,100	1,778,241	(152,755)
Sundrug Co., Ltd.	100	5,203	61
Suntory Beverage & Food Ltd.	7,200	270,820	5,797
Suruga Bank Ltd.	10,500	199,426	(4,048)
Suzuken Co., Ltd.	40,420	1,406,704	(58,817)
Suzuki Motor Corp.	55,300	1,890,686	(190,213)
Taiheiyo Cement Corp.	263,923	847,660	(56,850)
Taisei Corp.	939,000	5,718,236	403,189
Taisho Pharmaceutical Holdings Co., Ltd.	3,200	222,455	(38,491)
Takashimaya Co., Ltd.	419,000	3,926,535	(541,067)
Takeda Pharmaceutical Co., Ltd.	7,400	381,040	(56,386)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
TDK Corp.	23,400	$1,727,743	$(404,289)
Teijin Ltd.	843,000	3,170,188	(609,588)
THK Co., Ltd.	154,300	3,186,924	(729,152)
Toho Co., Ltd.	18,700	460,474	(34,236)
Toho Gas Co., Ltd.	76,000	467,506	(19,351)
Tohoku Electric Power Co., Inc.	309,200	4,372,045	(181,912)
Tokio Marine Holdings, Inc.	3,500	150,743	(19,983)
Tokyo Electric Power Co., Inc.	193,500	1,241,265	51,243
Tokyo Gas Co., Ltd.	882,000	4,908,206	(641,693)
Tokyu Corp.	124,000	912,694	(2,705)
Toppan Printing Co., Ltd.	313,000	2,756,791	(235,424)
Tosoh Corp.	2,000	9,758	(132)
TOTO Ltd.	1,500	49,634	(2,888)
Toyo Seikan Group Holdings Ltd.	179,100	2,885,289	(34,473)
Toyo Suisan Kaisha Ltd.	63,800	2,441,875	(23,087)
Toyoda Gosei Co., Ltd.	42,400	943,207	(109,843)
Toyota Boshoku Corp.	62,800	1,083,442	(17,133)
Tsuruha Holdings, Inc.	3,100	235,858	31,294
USS Co., Ltd.	260,100	4,629,896	(303,901)
West Japan Railway Co.	67,200	4,734,957	(523,133)
Yamaguchi Financial Group, Inc.	143,000	1,862,775	(109,884)
Yamaha Corp.	109,900	2,457,694	(23,609)
Yamaha Motor Co., Ltd.	23,400	525,294	(54,527)
Yamazaki Baking Co., Ltd.	199,000	3,155,963	(89,616)

			(58,292,478)

Total of Long Equity Positions			(58,292,478)

Short Positions

Common Stocks

Japan
ABC-Mart, Inc.	(31,749)	(1,823,208)	48,283
Acom Co., Ltd.	(1,016,230)	(4,452,059)	(747,868)
Advantest Corp.	(333,496)	(3,508,970)	1,111,215
Aeon Co., Ltd.	(270,700)	(4,086,625)	(112,989)
AEON Financial Service Co., Ltd.	(326,200)	(9,504,271)	3,050,073
Aisin Seiki Co., Ltd.	(3,800)	(159,956)	32,458
Alps Electric Co., Ltd.	(113,200)	(3,363,886)	167,113
Aozora Bank Ltd.	(174,000)	(655,938)	52,452
Asahi Glass Co., Ltd.	(188,000)	(1,103,616)	5,073

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Asics Corp.	(172,600)	$(4,699,923)	$586,139
Canon, Inc.	(62,100)	(2,002,803)	206,405
Casio Computer Co., Ltd.	(75,600)	(1,565,803)	189,746
Chiyoda Corp.	(213,000)	(1,905,818)	450,238
Chugoku Electric Power Co., Inc./The	(35,600)	(536,607)	45,927
Credit Saison Co., Ltd.	(145,213)	(3,299,166)	661,059
Daido Steel Co., Ltd.	(142,000)	(580,007)	129,853
Daihatsu Motor Co., Ltd.	(132,300)	(1,864,834)	334,465
Dai-ichi Life Insurance Co., Ltd./The	(32,300)	(676,299)	162,088
Daiichi Sankyo Co., Ltd.	(190,700)	(4,020,549)	711,531
Daikin Industries Ltd.	(154,600)	(11,059,693)	2,388,802
Daiwa Securities Group, Inc.	(142,000)	(979,578)	60,766
DeNA Co., Ltd.	(77,100)	(1,453,938)	23,001
Denso Corp.	(114,200)	(5,589,658)	752,274
Disco Corp.	(12,900)	(1,069,102)	161,822
Electric Power Development Co., Ltd.	(2,000)	(70,647)	9,608
Fast Retailing Co., Ltd.	(28,100)	(12,909,443)	1,479,504
GS Yuasa Corp.	(610,853)	(2,446,062)	140,222
Hino Motors Ltd.	(20,300)	(230,983)	24,109
Hirose Electric Co., Ltd.	(1,100)	(149,532)	29,781
Hitachi Capital Corp.	(33,200)	(910,786)	100,477
Hitachi Construction Machinery Co., Ltd.	(137,595)	(2,328,375)	484,251
Hitachi Ltd.	(1,506,000)	(9,570,888)	1,971,566
Hokkaido Electric Power Co., Inc.	(114,595)	(1,425,824)	313,796
Honda Motor Co., Ltd.	(182,000)	(5,958,437)	526,336
IHI Corp.	(541,000)	(2,453,024)	1,062,851
Inpex Corp.	(395,900)	(4,332,400)	792,762
Japan Airport Terminal Co., Ltd.	(4,600)	(251,924)	53,109
Japan Display, Inc.	(1,090,500)	(3,883,450)	742,107
Japan Steel Works Ltd./The	(54,000)	(217,001)	45,908
JFE Holdings, Inc.	(101,300)	(2,093,757)	763,287
JX Holdings, Inc.	(530,500)	(2,298,405)	382,811
Kakaku.com, Inc.	(383,400)	(5,934,848)	(291,731)
Kansai Paint Co., Ltd.	(152,000)	(2,486,149)	418,885
Keikyu Corp.	(121,000)	(993,162)	30,024

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Kikkoman Corp.	(103,000)	$(3,379,021)	$542,080
Kintetsu Group Holdings Co., Ltd.	(366,000)	(1,335,879)	21,265
Kirin Holdings Co., Ltd.	(64,900)	(934,938)	83,663
Komatsu Ltd.	(72,800)	(1,389,548)	320,959
Kubota Corp.	(727,000)	(12,557,771)	2,552,492
Kuraray Co., Ltd.	(147,500)	(1,796,975)	(41,325)
Kyocera Corp.	(131,400)	(7,034,974)	1,016,857
Kyowa Hakko Kirin Co., Ltd.	(3,000)	(50,388)	5,665
Kyushu Electric Power Co., Inc.	(739,800)	(9,717,954)	1,646,419
Lawson, Inc.	(1,800)	(126,748)	(6,060)
LIXIL Group Corp.	(173,500)	(3,690,413)	159,308
M3, Inc.	(330,100)	(7,229,017)	669,001
Makita Corp.	(70,700)	(4,152,123)	391,386
Marui Group Co., Ltd.	(161,000)	(2,325,902)	383,890
Maruichi Steel Tube Ltd.	(15,500)	(399,317)	48,455
Mazda Motor Corp.	(564,800)	(10,963,215)	2,038,641
Minebea Co., Ltd.	(459,000)	(7,164,216)	2,291,748
Mitsubishi Logistics Corp.	(117,000)	(1,671,704)	314,970
Mitsubishi Materials Corp.	(372,000)	(1,419,784)	289,489
Mitsubishi UFJ Financial Group, Inc.	(200,400)	(1,477,373)	266,508
Mitsui Chemicals, Inc.	(1,558,025)	(5,646,815)	653,378
Mitsui OSK Lines Ltd.	(2,912,000)	(9,234,154)	2,239,395
Mizuho Financial Group, Inc.	(4,120,900)	(8,716,785)	1,008,222
Nabtesco Corp.	(35,603)	(864,563)	214,094
NGK Insulators Ltd.	(193,000)	(5,041,825)	1,348,692
NGK Spark Plug Co., Ltd.	(134,000)	(3,602,633)	526,552
NH Foods Ltd.	(15,000)	(339,810)	33,706
Nidec Corp.	(172,700)	(13,837,934)	1,962,049
Nikon Corp.	(476,095)	(5,843,988)	86,383
Nippon Electric Glass Co., Ltd.	(175,000)	(880,617)	35,334
Nippon Paint Holdings Co., Ltd.	(145,700)	(3,981,555)	1,433,294
Nippon Steel & Sumitomo Metal Corp.	(70,600)	(1,731,083)	444,558
Nissan Chemical Industries Ltd.	(14,000)	(314,956)	7,118
Nissan Motor Co., Ltd.	(719,400)	(7,308,596)	694,002
Nissin Foods Holdings Co., Ltd.	(2,700)	(122,071)	(2,137)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Nomura Holdings, Inc.	(45,900)	$(341,613)	$75,192
Nomura Research Institute Ltd.	(5,170)	(193,155)	(5,307)
NTT DOCOMO, Inc.	(13,500)	(275,685)	47,980
Odakyu Electric Railway Co., Ltd.	(64,000)	(619,718)	43,369
Oji Holdings Corp.	(231,000)	(1,021,830)	30,335
Olympus Corp.	(40,600)	(1,535,087)	268,436
Ono Pharmaceutical Co., Ltd.	(55,645)	(6,532,283)	(65,291)
Park24 Co., Ltd.	(9,400)	(174,654)	(1,763)
Rakuten, Inc.	(493,700)	(8,202,665)	1,891,971
Recruit Holdings Co., Ltd.	(7,500)	(227,018)	2,135
Ricoh Co., Ltd.	(1,011,200)	(10,366,718)	160,757
Rinnai Corp.	(19,300)	(1,512,701)	40,189
Ryohin Keikaku Co., Ltd.	(11,800)	(2,271,444)	(131,139)
Sekisui House Ltd.	(100)	(1,439)	(127)
Shikoku Electric Power Co., Inc.	(304,473)	(4,873,918)	(91,489)
Shimano, Inc.	(10,400)	(1,512,477)	51,320
Shinsei Bank Ltd.	(2,587,000)	(5,590,078)	272,122
Shiseido Co., Ltd.	(10,900)	(255,782)	18,089
SMC Corp.	(3,400)	(994,317)	249,859
SoftBank Group Corp.	(116,100)	(6,803,729)	1,435,287
Sony Financial Holdings, Inc.	(6,500)	(125,438)	18,754
Stanley Electric Co., Ltd.	(39,300)	(812,639)	28,541
Sumco Corp.	(192,200)	(2,191,223)	467,396
Sumitomo Dainippon Pharma Co., Ltd.	(50,900)	(606,624)	97,769
Sumitomo Metal Mining Co., Ltd.	(336,000)	(4,942,554)	1,125,675
Sumitomo Mitsui Financial Group, Inc.	(138,400)	(6,273,013)	1,024,841
Sumitomo Mitsui Trust Holdings, Inc.	(1,646,000)	(7,722,127)	1,689,463
Sysmex Corp.	(26,900)	(1,661,628)	240,991
Taiyo Nippon Sanso Corp.	(283,316)	(3,296,347)	604,808
Terumo Corp.	(259,900)	(6,693,980)	(661,892)
Tobu Railway Co., Ltd.	(12,000)	(52,200)	652
Tokyo Electron Ltd.	(28,200)	(1,538,942)	207,473
TonenGeneral Sekiyu KK	(13,000)	(127,714)	1,732
Toray Industries, Inc.	(126,000)	(1,055,208)	(34,094)
Toshiba Corp.	(856,000)	(2,701,186)	544,701

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Toyota Industries Corp.	(10,100)	$(574,586)	$94,141
Toyota Motor Corp.	(41,400)	(2,727,778)	303,894
Trend Micro, Inc.	(1,500)	(52,398)	(589)
Tsumura & Co.	(31,700)	(715,625)	26,330
Unicharm Corp.	(129,000)	(3,102,003)	817,170
Yahoo Japan Corp.	(3,480,500)	(14,095,303)	845,075
Yakult Honsha Co., Ltd.	(20,168)	(1,225,707)	221,090
Yamada Denki Co., Ltd.	(1,384,070)	(5,419,458)	(160,446)
Yamato Holdings Co., Ltd.	(65,800)	(1,379,002)	119,182
Yaskawa Electric Corp.	(1,024,100)	(13,388,130)	2,937,250
Yokogawa Electric Corp.	(163,800)	(2,024,224)	309,720
Yokohama Rubber Co., Ltd./The	(64,800)	(1,308,127)	165,241

			$58,556,433

Total of Short Equity Positions			58,556,433

Total of Long and Short Equity Positions			263,955

Net Cash and Other Receivables/ (Payables) (b)			659,324

Swaps, at Value			$923,279

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
J.P. Morgan	The Fund receives the total return on a portfolio of long and short positions and pays the Norway Interbank Offered Rate plus or minus a specified spread, which is denominated in NOK based on the local currencies of the positions within the swap.	4-13 months maturity ranging from 12/28/2015-10/14/2016	$767,614

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swaps as of September 30, 2015.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks

Norway
DNB ASA	252,291	$4,027,380	$(743,972)
DNO ASA	39,106	41,842	(379)
Gjensidige Forsikring ASA	28,104	427,569	(49,161)
Norsk Hydro ASA	853,165	3,201,494	(356,562)
Orkla ASA	216,691	1,662,487	(59,996)
Yara International ASA	57,301	2,730,716	(444,827)

			(1,654,897)

United Kingdom
Subsea 7 SA	176,574	1,583,588	(254,445)

Total of Long Equity Positions			(1,909,342)

Short Positions

Common Stocks

Norway
Marine Harvest ASA	(23,019)	(259,913)	(32,934)
Schibsted ASA	(87,090)	(2,649,137)	(303,808)
Schibsted ASA	(52,351)	(1,505,715)	(152,844)
Seadrill Ltd.	(671,283)	(6,646,364)	2,725,905
Statoil ASA	(125,408)	(1,940,950)	112,616
Telenor ASA	(5,784)	(112,754)	4,671
TGS Nopec Geophysical Co. ASA	(116,183)	(2,452,245)	304,351

			2,657,957

Total of Short Equity Positions			2,657,957

Total of Long and Short Equity Positions			748,615

Net Cash and Other Receivables/(Payables) (b)			18,999

Swaps, at Value			$767,614

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
J.P. Morgan	The Fund receives the total return on a portfolio of long and short positions and pays the LIBOR plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swap.	10 months maturity 05/16/2016	$(212,735)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swaps

The following table represents the individual long positions and related values within the total return basket swaps as of September 30, 2015.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks

United States
International Game Technology PLC	77,280	$1,398,768	$(214,067)

Net Cash and Other Receivables/ (Payables) (b)			1,332

Swaps, at Value			$(212,735)

(a)	Notional value represents the market value (including any fees or commissions) of the long positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
J.P. Morgan	The Fund receives the total return on a portfolio of long and short positions and pays the Stockholm Interbank Offered Rate plus or minus a specified spread, which is denominated in SEK based on the local currencies of the positions within the swap.	4-13 months maturity ranging from 12/21/2015-09/05/2016	$809,144

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swaps as of September 30, 2015.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks

Sweden
BillerudKorsnas AB	27,365	$447,457	$(53,449)
Boliden AB	474,752	9,040,413	(1,606,674)
Electrolux AB	393,772	11,846,085	(719,341)
Hexpol AB	30,971	335,389	10,984
Holmen AB	566	17,081	(1,207)
Husqvarna AB	492,330	3,802,231	(573,365)
Meda AB	111,351	1,724,364	(131,874)
NCC AB	5,524	180,673	(13,753)
Nordea Bank AB	2	26	(4)
Securitas AB	218,295	3,179,532	(509,768)
Skandinaviska Enskilda Banken AB	331,279	4,293,837	(750,735)
Skanska AB	188,115	4,114,885	(421,678)
SKF AB	2,507	57,023	(10,948)
Svenska Cellulosa AB SCA	101,507	2,777,167	63,216
Swedbank AB	62,623	1,508,307	(123,064)
Swedish Match AB	69,452	2,127,598	(28,165)
Tele2 AB	162,052	1,870,022	(289,593)
Telefonaktiebolaget LM Ericsson	610,206	6,507,621	(521,728)
Trelleborg AB	54,543	1,023,306	(159,212)

			(5,840,358)

Total of Long Equity Positions			(5,840,358)

Short Positions

Common Stocks

Luxembourg
Millicom International Cellular SA	(12,817)	(1,004,303)	202,761

Sweden
Alfa Laval AB	(143,044)	(2,548,695)	206,941
Assa Abloy AB	(60,786)	(1,197,141)	106,897
Atlas Copco AB	(225,279)	(6,211,939)	794,201
Elekta AB	(331,885)	(2,232,809)	23,555
Getinge AB	(111,901)	(2,891,011)	393,428
Hennes & Mauritz AB	(51,562)	(1,969,206)	85,317
Hexagon AB	(100,103)	(3,574,658)	516,354
Modern Times Group MTG AB	(57,478)	(1,660,431)	180,752
Sandvik AB	(677,276)	(7,507,399)	1,738,117
SSAB AB	(179,922)	(938,387)	320,772
Svenska Handelsbanken AB	(48,408)	(770,927)	76,521
TeliaSonera AB	(40,833)	(242,429)	22,022
Volvo AB	(565,147)	(7,360,502)	1,946,874

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Sweden (continued)

			$6,411,751

Total of Short Equity Positions			6,614,512

Total of Long and Short Equity Positions			774,154

Net Cash and Other Receivables/ (Payables) (b)			34,990

Swaps, at Value			$809,144

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Morgan Stanley Capital Services, Inc.	The Fund receives the total return on a portfolio of long and short positions and pays Federal Funds Effective Rate plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swap.	10-25 months maturity ranging from 07/27/2016-10/04/2017	$61,132,196

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swaps as of September 30, 2015.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks

Ireland
Allegion PLC	9,904	$610,603	$(39,538)
XL Group PLC	62,090	2,293,878	(38,769)

			(78,307)

Singapore
Flextronics International Ltd.	1,378,498	15,021,002	(491,633)

Sweden
Autoliv, Inc.	13,439	1,469,401	(4,416)

Switzerland
Allied World Assurance Co. Holdings AG	81,982	3,598,135	(468,882)
TE Connectivity Ltd.	139,504	8,686,061	(331,167)
Transocean Ltd.	250,903	3,349,555	(107,888)

			(907,937)

United Kingdom
Aon PLC	5,460	557,630	(73,819)
Delphi Automotive PLC	158,575	12,428,682	(370,639)
Michael Kors Holdings Ltd.	14,813	619,948	5,753
Noble Corp. PLC	81,016	983,720	(99,835)
Willis Group Holdings PLC	27,999	1,303,219	(156,100)

			(694,640)

United States
3M Co.	6,649	1,035,648	(93,020)
Abbott Laboratories	335,298	16,238,100	(2,752,415)
AbbVie, Inc.	35,653	2,514,963	(575,083)
Activision Blizzard, Inc.	144,433	3,768,257	693,278
Acuity Brands, Inc.	21,620	4,225,315	(429,275)
Acxiom Corp.	16,165	284,181	35,240
Adobe Systems, Inc.	54,378	4,414,950	56,009
AECOM	41,758	1,312,697	(163,934)
Aetna, Inc.	160,078	17,943,857	(429,723)
Aflac, Inc.	39,023	2,322,600	(54,193)
Agilent Technologies, Inc.	157,883	6,160,232	(740,109)
Air Lease Corp.	15,993	554,775	(60,271)
Air Products & Chemicals, Inc.	11,021	1,470,642	(64,583)
Akamai Technologies, Inc.	64,447	4,743,014	(292,304)
Alaska Air Group, Inc.	67,587	5,066,311	303,476
Alcoa, Inc.	256,034	2,459,411	13,877
Alere, Inc.	29,959	1,529,259	(86,733)
Alleghany Corp.	3,407	1,624,867	(30,016)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Alliant Energy Corp.	52,790	$3,093,176	$(5,489)
Allstate Corp./The	137,003	9,275,103	(1,296,048)
Alnylam Pharmaceuticals, Inc.	13,731	1,544,696	(441,273)
Amazon.com, Inc.	8,822	4,739,626	(223,732)
Amdocs Ltd.	154,605	8,752,317	41,615
AMERCO	8,443	2,957,251	364,816
Ameren Corp.	44,402	1,718,357	158,515
American Eagle Outfitters, Inc.	189,677	3,154,687	(190,035)
American Electric Power Co., Inc.	221,851	12,159,548	454,900
American Financial Group, Inc.	65,594	4,477,708	42,375
American International Group, Inc.	9,912	634,368	(71,168)
Ameriprise Financial, Inc.	28,891	3,687,647	(534,772)
AmerisourceBergen Corp.	192,566	21,201,982	(2,910,137)
Amgen, Inc.	85,856	14,054,627	(2,179,025)
AmTrust Financial Services, Inc.	26,703	1,649,529	32,226
Anadarko Petroleum Corp.	87,406	6,412,978	(1,134,530)
Analog Devices, Inc.	9,438	528,641	3,756
Anthem, Inc.	109,930	17,078,956	(1,688,756)
AO Smith Corp.	70,076	4,811,324	(243,070)
Apollo Education Group, Inc.	114,532	1,542,910	(276,186)
Applied Materials, Inc.	248,300	4,388,527	(741,000)
Aramark	1,874	59,676	(4,130)
Archer-Daniels-Midland Co.	352,538	16,740,631	(2,127,931)
Arrow Electronics, Inc.	41,741	2,280,087	27,356
Arthur J Gallagher & Co.	38,866	1,833,084	(228,696)
Artisan Partners Asset Management, Inc.	5,464	254,622	(62,126)
Ashland, Inc.	71,315	8,164,202	(988,486)
Aspen Insurance Holdings Ltd.	42,080	2,035,379	(79,922)
Associated Banc-Corp.	15,122	299,168	(27,426)
Assurant, Inc.	127,451	9,301,171	768,733
Atmel Corp.	369,623	3,312,584	(329,726)
Atmos Energy Corp.	10,700	573,520	49,006
Autodesk, Inc.	46,673	2,432,597	(372,451)
Automatic Data Processing, Inc.	16,222	1,320,633	(17,033)
AutoNation, Inc.	9,787	633,319	(63,912)
Avery Dennison Corp.	63,477	3,831,129	(240,235)
Avnet, Inc.	96,951	3,946,913	190,956
Axis Capital Holdings Ltd.	12,706	688,281	(5,715)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Ball Corp.	8,729	$600,119	$(57,175)
Bank of America Corp.	245,744	4,443,052	(614,360)
Bank of the Ozarks, Inc.	2,019	86,342	2,010
BB&T Corp.	9,877	362,268	(10,646)
Becton Dickinson and Co.	6,360	938,168	(94,451)
Bemis Co., Inc.	49,400	2,180,499	(225,741)
Best Buy Co., Inc.	155,274	5,139,987	623,784
Big Lots, Inc.	103,123	4,448,262	493,392
Biogen, Inc.	26,101	9,829,737	(2,213,204)
Bio-Rad Laboratories, Inc.	5,544	799,295	(54,681)
Boeing Co./The	5,965	857,853	(76,736)
BOK Financial Corp.	582	37,073	588
Booz Allen Hamilton Holding Corp.	105,274	2,776,824	(17,592)
Boston Scientific Corp.	739,426	13,078,833	(944,853)
Brinker International, Inc.	30,678	1,693,087	(77,277)
Bristol-Myers Squibb Co.	40,809	2,810,516	(394,623)
Broadridge Financial Solutions, Inc.	65,006	3,450,872	147,210
Brocade Communications Systems, Inc.	1,365,633	14,147,644	27,627
Brown & Brown, Inc.	6,733	222,189	(13,668)
Bunge Ltd.	120,089	10,006,514	(1,203,990)
BWX Technologies, Inc.	37,325	973,167	10,720
CA, Inc.	235,300	7,108,274	(684,584)
Cable One, Inc.	838	335,192	16,282
Cabot Corp.	59,886	2,143,292	(253,289)
California Resources Corp.	534,657	2,243,494	(853,386)
Cameron International Corp.	37,488	1,851,881	446,883
Capital One Financial Corp.	134,791	11,855,207	(2,080,163)
Cardinal Health, Inc.	76,303	6,574,827	(713,230)
Carlisle Cos., Inc.	31,923	3,286,980	(497,548)
Carnival Corp.	313,614	16,298,710	(712,094)
Carter’s, Inc.	57,838	5,998,351	(755,915)
Casey’s General Stores, Inc.	4,659	492,947	(13,443)
Caterpillar, Inc.	18,725	1,470,826	(246,960)
CBOE Holdings, Inc.	18,552	1,134,455	110,013
CDW Corp.	55,822	1,892,795	388,091
CEB, Inc.	19,266	1,595,172	(278,534)
Celgene Corp.	2,371	319,624	(63,153)
Centene Corp.	70,353	4,720,805	(905,562)
CenterPoint Energy, Inc.	94,612	1,753,030	(46,229)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
CenturyLink, Inc.	36,554	$1,086,385	$(168,148)
CF Industries Holdings, Inc.	152,464	9,700,028	(2,854,395)
Charles River Laboratories International, Inc.	46,461	3,504,130	(552,927)
Charter Communications, Inc.	23,019	4,264,730	(216,839)
Cheesecake Factory, Inc./The	3,992	215,190	219
Chico’s FAS, Inc.	248,355	3,845,505	61,119
Cinemark Holdings, Inc.	61,341	2,461,258	(468,289)
Cintas Corp.	63,314	5,401,099	28,076
Cisco Systems, Inc.	352,834	9,822,899	(561,006)
Citigroup, Inc.	138,053	8,158,396	(1,309,587)
Citrix Systems, Inc.	102,116	7,110,304	(35,707)
Cleco Corp.	16,664	904,361	(17,169)
Cliffs Natural Resources, Inc.	93,364	272,623	(44,815)
Coca-Cola Enterprises, Inc.	125,119	5,863,136	186,368
Comcast Corp.	17,266	1,082,264	(100,174)
Commercial Metals Co.	178,387	2,782,530	(365,386)
Community Health Systems, Inc.	26,682	1,394,604	(253,415)
Computer Sciences Corp.	178,961	11,867,459	(882,833)
ConAgra Foods, Inc.	105,827	4,503,380	(216,329)
ConocoPhillips	92,201	5,133,669	(711,709)
Consolidated Edison, Inc.	143,089	8,874,102	691,397
Convergys Corp.	45,611	1,119,437	(65,367)
Copart, Inc.	11,272	401,983	(31,134)
CoreLogic, Inc.	70,341	2,832,039	(213,243)
Corning, Inc.	202,991	3,806,081	(330,875)
Costco Wholesale Corp.	30,444	4,417,487	(16,198)
Coty, Inc.	46,672	1,328,985	(66,041)
CR Bard, Inc.	52,657	9,672,725	137,801
Crane Co.	75,030	4,120,074	(622,926)
Credit Acceptance Corp.	1,008	244,819	(46,374)
Crown Holdings, Inc.	108,063	5,623,507	(679,624)
CST Brands, Inc.	3,335	111,508	748
CSX Corp.	612,239	19,007,533	(2,538,304)
Cummins, Inc.	24,825	3,147,029	(451,530)
CVS Health Corp.	65,473	7,205,958	(889,123)
Darden Restaurants, Inc.	98,862	6,938,322	(162,321)
Deckers Outdoor Corp.	65,996	4,450,627	(618,900)
Deere & Co.	1,735	163,440	(35,050)
Delta Air Lines, Inc.	95,961	4,270,457	35,313
Deluxe Corp.	10,412	627,576	(47,211)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Devon Energy Corp.	182,234	$8,932,040	$(2,172,981)
Dick’s Sporting Goods, Inc.	114,653	5,792,006	(104,070)
Dillard’s, Inc.	49,702	5,110,562	(767,104)
Discover Financial Services	207,541	12,027,367	(1,237,310)
DISH Network Corp.	102,613	6,745,779	(759,336)
Dollar General Corp.	71,309	5,716,843	(551,219)
Dollar Tree, Inc.	119,363	9,415,372	(1,458,635)
Domino’s Pizza, Inc.	52,838	5,879,869	(178,120)
Dow Chemical Co./The	201,257	10,082,976	(1,549,679)
DR Horton, Inc.	104,389	2,829,986	234,875
Dr Pepper Snapple Group, Inc.	64,280	5,068,227	13,107
DST Systems, Inc.	67,775	8,527,821	(1,401,957)
DTE Energy Co.	73,434	5,629,450	272,440
East West Bancorp, Inc.	35,731	1,501,533	(128,747)
Eaton Corp. PLC	16,276	911,407	(76,448)
eBay, Inc.	303,000	8,176,178	(770,858)
EchoStar Corp.	18,687	879,971	(75,869)
Edgewell Personal Care Co.	14,212	1,345,592	(185,893)
Edison International	116,941	6,781,409	594,060
Edwards Lifesciences Corp.	115,085	17,932,674	(1,571,040)
Electronic Arts, Inc.	170,612	12,570,692	(1,011,729)
Eli Lilly & Co.	32,094	2,685,194	753
Emerson Electric Co.	28,490	1,473,474	(215,070)
Endurance Specialty Holdings Ltd.	1,720	119,761	(14,790)
Energen Corp.	43,564	2,489,401	(317,300)
Entergy Corp.	98,375	7,014,138	(609,925)
EP Energy Corp.	324,519	2,520,694	(849,422)
Equifax, Inc.	30,915	3,076,111	(71,791)
Estee Lauder Cos., Inc./The	17,578	1,480,895	(62,702)
Everest Re Group Ltd.	39,571	7,417,075	(557,838)
Expedia, Inc.	44,588	4,925,532	321,584
Fair Isaac Corp.	19,781	1,808,938	(137,444)
Fairchild Semiconductor International, Inc.	121,781	1,840,643	(130,838)
FedEx Corp.	19,684	3,361,278	(527,176)
Fidelity National Information Services, Inc.	68,760	4,386,888	225,533
Fifth Third Bancorp	46,730	1,005,630	(121,965)
FireEye, Inc.	62,377	2,908,016	(923,180)
First Solar, Inc.	78,546	3,482,506	(124,664)
FirstEnergy Corp.	176,881	5,900,942	(362,798)
Fiserv, Inc.	39,098	3,415,210	(28,933)
Foot Locker, Inc.	90,701	6,314,201	213,550
Fortinet, Inc.	59,270	2,552,261	(34,471)
Fulton Financial Corp.	36,208	473,368	(35,251)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
GameStop Corp.	157,351	$7,117,735	$(633,301)
Gap, Inc./The	22,743	839,899	(191,723)
Gartner, Inc.	22,908	1,980,168	(57,499)
General Dynamics Corp.	159,339	23,327,581	(1,346,766)
General Electric Co.	93,857	2,483,099	(116,026)
General Motors Co.	66,563	2,022,850	(24,628)
Genpact Ltd.	71,913	1,582,857	115,009
Gilead Sciences, Inc.	130,500	15,380,616	(2,566,821)
GNC Holdings, Inc.	66,326	3,105,549	(424,652)
Goldman Sachs Group, Inc./The	95,502	20,163,867	(3,569,439)
Goodyear Tire & Rubber Co./The	162,739	4,894,574	(121,439)
Graham Holdings Co.	8,135	5,531,242	(837,347)
Great Plains Energy, Inc.	35,268	874,691	78,250
Groupon, Inc.	845,708	4,069,909	(1,312,901)
Guess?, Inc.	64,557	1,460,859	(81,922)
H&R Block, Inc.	97,116	3,133,691	381,908
Hanover Insurance Group, Inc./The	42,634	3,377,010	(64,348)
Harman International Industries, Inc.	115,964	12,271,380	(1,139,995)
Harsco Corp.	82,923	1,219,026	(466,914)
Hartford Financial Services Group, Inc./The	59,523	2,779,913	(54,950)
Hasbro, Inc.	56,021	4,403,743	(362,388)
HCA Holdings, Inc.	176,201	16,171,011	(2,540,102)
HD Supply Holdings, Inc.	159,889	5,699,617	(1,123,594)
Health Net, Inc.	112,249	7,428,639	(669,004)
Helix Energy Solutions Group, Inc.	305,975	2,725,165	(1,259,545)
Herman Miller, Inc.	2,388	65,167	3,703
Hess Corp.	66,600	3,941,388	(607,392)
Hewlett-Packard Co.	750,141	22,999,323	(3,788,212)
Hill-Rom Holdings, Inc.	34,973	1,950,132	(131,886)
Hilton Worldwide Holdings, Inc.	209,217	5,808,603	(1,009,165)
HNI Corp.	6,487	312,380	(34,088)
HollyFrontier Corp.	160,728	7,724,960	124,996
Hologic, Inc.	51,222	2,017,927	(13,610)
Home Depot, Inc./The	60,633	6,903,673	98,832
Hormel Foods Corp.	25,678	1,490,364	135,310
Hubbell, Inc.	14,271	1,475,930	(263,609)
Huntington Bancshares, Inc.	183,130	2,126,327	(185,149)
Huntington Ingalls Industries, Inc.	96,801	11,199,371	(827,143)
Hyatt Hotels Corp.	19,527	1,106,542	(186,820)
IAC/InterActiveCorp.	122,638	10,030,206	(2,025,623)
IDACORP, Inc.	11,661	700,848	53,736

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
IDEX Corp.	2,611	$199,010	$(12,846)
Illinois Tool Works, Inc.	10,313	950,446	(101,583)
IMS Health Holdings, Inc.	23,223	711,280	(35,491)
Ingersoll-Rand PLC	82,811	5,630,320	(1,426,005)
Ingram Micro, Inc.	177,396	4,375,785	456,482
Ingredion, Inc.	31,485	2,587,802	161,153
Integrated Device Technology, Inc.	415,867	8,549,402	(107,302)
Intel Corp.	133,498	3,834,063	189,567
Intercontinental Exchange, Inc.	6,330	1,450,749	36,738
International Game Technology PLC	184,985	3,375,174	(539,354)
Interpublic Group of Cos., Inc./The	225,602	4,466,920	(151,153)
Intersil Corp.	118,516	1,380,711	5,926
Intrexon Corp.	5,135	217,409	(54,116)
Intuit, Inc.	26,701	2,834,163	(464,449)
Invesco Ltd.	137,056	5,268,088	(987,829)
Isis Pharmaceuticals, Inc.	49,695	2,656,775	(648,103)
Itron, Inc.	3,242	100,179	3,273
ITT Corp.	187,830	7,019,807	(740,650)
Jabil Circuit, Inc.	565,817	11,297,127	1,360,199
Jack Henry & Associates, Inc.	3,564	245,587	2,503
Jarden Corp.	6,722	346,872	(18,301)
John Wiley & Sons, Inc.	32,279	1,698,126	(83,208)
Johnson Controls, Inc.	99,471	4,686,079	(571,958)
JPMorgan Chase & Co.	145,669	10,065,106	(1,183,667)
Juniper Networks, Inc.	21,275	560,384	(13,403)
Kate Spade & Co.	32,047	620,228	(7,810)
KBR, Inc.	391,198	7,044,871	(527,513)
KeyCorp	289,202	4,343,504	(580,986)
Keysight Technologies, Inc.	69,135	2,148,154	(16,031)
Kimberly-Clark Corp.	49,295	5,546,899	(171,772)
Kroger Co./The	200,387	7,807,078	(579,118)
L Brands, Inc.	57,488	4,793,328	388,065
L-3 Communications Holdings, Inc.	56,142	6,835,289	(967,327)
Lancaster Colony Corp.	1,043	102,826	(1,154)
Lear Corp.	73,120	7,284,946	669,048
Leggett & Platt, Inc.	13,616	599,655	(37,995)
Leidos Holdings, Inc.	70,178	2,857,116	41,937
Lennox International, Inc.	3,153	376,056	(18,726)
Lexmark International, Inc.	759	28,652	(6,656)
Liberty Broadband Corp.	8,409	453,357	(23,068)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Liberty Interactive Corp. QVC Group	39,923	$1,132,653	$(85,473)
LifePoint Health, Inc.	6,776	549,610	(69,192)
Lincoln Electric Holdings, Inc.	43,614	2,573,985	(287,303)
Lincoln National Corp.	43,163	2,345,630	(297,114)
Live Nation Entertainment, Inc.	114,455	2,999,496	(247,998)
Lockheed Martin Corp.	50,089	10,175,580	208,370
Lowe’s Cos., Inc.	190,961	12,718,317	442,715
Lumentum Holdings, Inc.	4,356	80,041	(6,207)
LyondellBasell Industries NV	120,594	11,580,372	(1,527,656)
M&T Bank Corp.	4,306	519,514	5,603
Macy’s, Inc.	171,667	11,444,857	(2,634,907)
Madison Square Garden Co./The	11,508	942,652	(112,465)
Mallinckrodt PLC	89,750	9,268,276	(3,529,661)
Manhattan Associates, Inc.	15,373	948,490	9,248
ManpowerGroup, Inc.	82,745	7,478,493	(702,505)
Marathon Oil Corp.	434,625	9,040,006	(2,346,781)
Marathon Petroleum Corp.	516,833	28,702,214	(4,757,341)
Marvell Technology Group Ltd.	993,518	12,250,479	(3,259,141)
Masco Corp.	420,149	9,935,531	643,821
Maxim Integrated Products, Inc.	88,288	2,765,828	182,992
MAXIMUS, Inc.	6,102	398,161	(34,725)
McDonald’s Corp.	14,730	1,433,524	17,823
McGraw Hill Financial, Inc.	29,200	3,093,448	(567,648)
McKesson Corp.	81,467	18,408,273	(3,334,434)
Mead Johnson Nutrition Co.	29,895	2,533,520	(428,912)
Medivation, Inc.	185,252	10,063,060	(2,189,850)
Merck & Co., Inc.	317,577	18,632,243	(2,947,115)
MetLife, Inc.	42,438	2,410,038	(409,086)
Michaels Cos., Inc./The	25,449	657,693	(69,821)
Micron Technology, Inc.	241,130	4,305,385	(693,258)
Microsoft Corp.	262,200	12,396,816	(791,844)
Minerals Technologies, Inc.	13,799	706,979	(42,420)
Mohawk Industries, Inc.	49,155	9,715,485	(779,597)
Molson Coors Brewing Co.	5,798	412,990	68,360
Mondelez International, Inc.	261,194	11,009,932	(73,739)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Monster Beverage Corp.	54,353	$7,829,550	$(484,285)
Mosaic Co./The	145,346	6,325,958	(1,804,244)
Motorola Solutions, Inc.	2,405	143,266	21,188
MRC Global, Inc.	37,049	473,128	(60,032)
MSCI, Inc.	4,368	280,370	(20,648)
Murphy Oil Corp.	40,135	1,127,561	(156,294)
Murphy USA, Inc.	91,981	5,147,597	(93,241)
Nabors Industries Ltd.	851,578	10,116,869	(2,069,457)
Nasdaq, Inc.	54,322	2,777,078	119,914
Navient Corp.	236,352	3,923,443	(1,266,847)
NCR Corp.	95,973	2,551,220	(367,834)
NetApp, Inc.	74,349	2,296,641	(95,910)
New York Times Co./The	2,786	36,803	(3,900)
Newell Rubbermaid, Inc.	34,047	1,427,250	(75,244)
Newfield Exploration Co.	82,471	2,789,994	(76,698)
News Corp.	250,554	3,530,183	(368,192)
NIKE, Inc.	109,309	12,401,181	1,040,547
Northrop Grumman Corp.	114,785	19,191,976	(143,405)
NorthStar Asset Management Group, Inc.	169,073	3,037,359	(609,471)
Norwegian Cruise Line Holdings Ltd.	14,166	868,189	(56,477)
NVR, Inc.	46	65,389	4,771
Occidental Petroleum Corp.	58,622	4,118,507	(240,662)
Oil States International, Inc.	150,705	4,604,950	(667,029)
Old Dominion Freight Line, Inc.	29,943	2,080,688	(254,165)
Omnicom Group, Inc.	50,223	3,643,832	(334,136)
ON Semiconductor Corp.	210,169	2,278,232	(302,643)
OPKO Health, Inc.	156,331	1,726,208	(411,465)
Oracle Corp.	18,650	737,981	(64,343)
Orbital ATK, Inc.	90,297	6,477,979	11,666
Owens Corning	34,222	1,532,276	(98,032)
Owens-Illinois, Inc.	156,743	3,379,748	(132,033)
PACCAR, Inc.	61,727	3,842,492	(622,194)
Packaging Corp. of America	42,199	2,763,191	(224,499)
Parker-Hannifin Corp.	19,419	2,183,158	(293,689)
PBF Energy, Inc.	20,101	603,770	(36,318)
Peabody Energy Corp.	178,883	226,359	20,500
People’s United Financial, Inc.	111,165	1,754,108	(5,483)
PepsiCo, Inc.	91,677	8,868,713	(223,572)
Pfizer, Inc.	417,709	14,684,527	(1,564,287)
PG&E Corp.	110,912	5,602,929	253,225
Phillips 66	61,423	5,035,458	(315,714)
Pilgrim’s Pride Corp.	258,466	5,389,121	(18,198)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Pinnacle Foods, Inc.	41,699	$1,886,783	$(140,429)
Pinnacle West Capital Corp.	86,736	5,191,092	372,155
Pitney Bowes, Inc.	35,760	730,420	(20,584)
PNC Financial Services Group, Inc./The	101,714	10,051,292	(978,403)
PNM Resources, Inc.	57,288	1,459,152	147,776
Polycom, Inc.	316,868	3,561,592	(240,816)
PPG Industries, Inc.	90,953	9,842,024	(1,866,356)
ProAssurance Corp.	13,041	626,629	13,293
Procter & Gamble Co./The	175,489	14,151,333	(1,526,655)
Prudential Financial, Inc.	34,493	3,059,874	(431,163)
PTC, Inc.	62,351	2,400,926	(421,906)
Public Service Enterprise Group, Inc.	337,143	13,605,774	608,175
PulteGroup, Inc.	122,983	2,420,305	(99,616)
QEP Resources, Inc.	33,064	456,064	(41,772)
Quintiles Transnational Holdings, Inc.	14,322	1,092,164	(95,783)
Rackspace Hosting, Inc.	72,243	2,445,943	(662,986)
Raymond James Financial, Inc.	18,107	947,758	(49,108)
Raytheon Co.	65,321	6,391,660	745,313
Red Hat, Inc.	15,185	1,183,533	(92,036)
Regal Beloit Corp.	6,561	444,358	(73,989)
Regions Financial Corp.	95,205	991,084	(133,287)
Reinsurance Group of America, Inc.	52,291	5,051,791	(314,749)
Reliance Steel & Aluminum Co.	82,842	4,835,866	(361,570)
Republic Services, Inc.	97,654	3,995,886	27,459
Rite Aid Corp.	377,816	3,278,018	(984,675)
Robert Half International, Inc.	11,276	599,927	(23,046)
Rockwell Automation, Inc.	14,238	1,606,735	(162,006)
Ross Stores, Inc.	165,711	8,741,619	(709,607)
Rowan Cos. PLC	11,140	190,788	(10,877)
Royal Caribbean Cruises Ltd.	65,266	5,541,207	273,341
RPM International, Inc.	6,134	288,237	(31,283)
Ryder System, Inc.	29,330	2,735,609	(564,016)
Sabre Corp.	23,150	650,470	(21,253)
Sears Holdings Corp.	8,700	223,873	(27,253)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
SeaWorld Entertainment, Inc.	56,238	$1,027,468	$(25,869)
SEI Investments Co.	103,274	5,156,911	(176,006)
Sempra Energy	35,029	3,527,070	(139,065)
Sensient Technologies Corp.	12,609	831,780	(58,849)
ServiceMaster Global Holdings, Inc.	21,833	784,425	(51,928)
Sherwin-Williams Co./The	6,828	1,901,172	(380,030)
Signature Bank	10,821	1,488,349	187
Signet Jewelers Ltd.	348	42,790	4,583
Skechers U.S.A., Inc.	29,717	4,155,828	(171,373)
Skyworks Solutions, Inc.	48,060	4,996,798	(949,666)
Snap-on, Inc.	19,041	3,091,009	(216,960)
Sonoco Products Co.	11,840	487,308	(40,467)
Southwest Airlines Co.	124,620	4,325,560	414,985
Spirit AeroSystems Holdings, Inc.	207,069	11,208,133	(1,198,418)
Springleaf Holdings, Inc.	7,112	349,979	(39,042)
SPX Corp.	33,797	543,082	(140,222)
SPX FLOW, Inc.	33,797	1,613,546	(449,916)
SS&C Technologies Holdings, Inc.	17,053	1,153,959	40,433
St Jude Medical, Inc.	14,837	1,136,756	(200,689)
Stanley Black & Decker, Inc.	3,312	347,312	(26,115)
Staples, Inc.	590,311	8,598,881	(1,674,532)
Starbucks Corp.	84,746	4,731,566	85,396
Starwood Hotels & Resorts Worldwide, Inc.	134,253	10,893,198	(1,968,058)
Steel Dynamics, Inc.	332,764	6,482,296	(765,410)
Stifel Financial Corp.	26,940	1,335,474	(201,300)
Stryker Corp.	20,329	2,034,015	(121,056)
SunTrust Banks, Inc.	98,307	4,401,771	(642,511)
Superior Energy Services, Inc.	614,161	11,166,827	(3,409,973)
SUPERVALU, Inc.	448,894	3,504,325	(281,266)
SVB Financial Group	446	56,210	(4,679)
Synopsys, Inc.	72,084	3,631,990	(303,150)
Sysco Corp.	22,961	861,460	33,330
Tableau Software, Inc.	30,822	3,399,592	(940,613)
Talen Energy Corp.	46,156	648,924	(182,748)
Target Corp.	119,877	9,674,161	(244,636)
Tech Data Corp.	60,770	3,548,433	614,312
TEGNA, Inc.	131,038	3,891,142	(957,201)
Teleflex, Inc.	22,402	3,051,290	(268,737)
Telephone & Data Systems, Inc.	79,447	2,262,039	(279,042)
Teradyne, Inc.	126,933	2,366,496	(80,433)
Tesoro Corp.	35,482	3,455,010	(4,741)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Textron, Inc.	99,227	$4,279,581	$(544,677)
Thermo Fisher Scientific, Inc.	41,192	5,627,925	(590,968)
Thomson Reuters Corp.	10,777	419,862	14,020
Time Warner, Inc.	44,540	3,952,925	(890,800)
Time, Inc.	54,245	1,165,783	(132,416)
Timken Co./The	158,386	5,301,207	(947,176)
TJX Cos., Inc./The	133,474	9,149,862	382,851
Toll Brothers, Inc.	107,893	4,060,136	(365,879)
Torchmark Corp.	21,899	1,314,071	(78,967)
Toro Co./The	9,007	604,525	30,829
Total System Services, Inc.	47,256	2,155,129	(8,289)
Travelers Cos., Inc./The	97,378	10,099,403	(407,370)
Trustmark Corp.	2,353	54,434	85
Tyco International PLC	221,330	8,425,963	(1,020,261)
Tyler Technologies, Inc.	14,218	2,029,648	93,242
UGI Corp.	50,311	1,813,911	(62,082)
Ulta Salon Cosmetics & Fragrance, Inc.	9,924	1,655,432	(34,347)
Union Pacific Corp.	57,238	5,656,259	(595,848)
United Continental Holdings, Inc.	274,930	15,431,047	(846,011)
United Therapeutics Corp.	31,773	5,456,057	(1,286,168)
UnitedHealth Group, Inc.	102,292	12,416,230	(549,335)
Universal Health Services, Inc.	64,431	9,002,476	(960,843)
Unum Group	171,661	6,215,266	(708,381)
US Bancorp	143,355	6,557,058	(678,069)
Valero Energy Corp.	263,782	17,494,022	(1,640,724)
Validus Holdings Ltd.	36,807	1,679,209	(20,317)
Valmont Industries, Inc.	1,118	130,929	(24,842)
Vectren Corp.	20,759	844,773	27,312
Verizon Communications, Inc.	21,880	1,027,704	(75,705)
Vertex Pharmaceuticals, Inc.	35,164	4,605,429	(943,450)
VF Corp.	68,047	5,064,502	(423,016)
Viacom, Inc.	103,437	4,918,794	(455,487)
Viavi Solutions, Inc.	53,065	295,195	(10,236)
Vista Outdoor, Inc.	9,347	426,563	(11,276)
Voya Financial, Inc.	56,223	2,548,826	(369,061)
WABCO Holdings, Inc.	27,784	3,400,484	(487,887)
Walgreens Boots Alliance, Inc.	24,359	2,330,182	(305,949)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Wal-Mart Stores, Inc.	107,483	$7,472,259	$(503,061)
Waste Management, Inc.	197,185	9,731,778	90,007
Wells Fargo & Co.	284,401	16,301,085	(1,697,093)
Werner Enterprises, Inc.	8,727	242,716	(23,669)
Western Digital Corp.	102,526	8,067,771	76,895
Western Refining, Inc.	100,904	4,713,084	(261,200)
Westlake Chemical Corp.	44,260	2,675,123	(378,471)
WestRock Co.	51,682	3,086,470	(427,948)
WGL Holdings, Inc.	19,428	1,046,921	73,492
Whirlpool Corp.	95,161	15,854,728	(1,841,319)
WhiteWave Foods Co./The	55,341	2,790,765	(568,824)
Williams-Sonoma, Inc.	9,964	822,030	(61,279)
Worthington Industries, Inc.	67,239	1,884,037	(103,548)
WPX Energy, Inc.	470,076	4,519,483	(1,407,580)
WW Grainger, Inc.	1,797	400,109	(13,736)
Wyndham Worldwide Corp.	17,041	1,476,091	(250,844)
Xerox Corp.	709,750	7,516,253	(610,385)
Xilinx, Inc.	70,274	2,935,876	43,741
Xylem, Inc.	9,810	316,044	6,215
Yelp, Inc.	31,728	798,679	(111,451)
Yum! Brands, Inc.	55,176	4,800,869	(389,548)
Zoetis, Inc.	283,756	13,925,677	(2,240,605)
Zynga, Inc.	507,675	1,283,330	(125,831)

			(188,035,339)

Total of Long Equity Positions			(190,212,272)

Short Positions

Common Stocks

Canada
lululemon athletica, Inc.	(144,420)	(9,066,361)	1,751,488
Restaurant Brands International, Inc.	(9,258)	(363,191)	30,644

			1,782,132

Ireland
Accenture PLC	(5,212)	(523,233)	11,102
Alkermes PLC	(18,893)	(1,294,359)	185,907
Endo International PLC	(102,335)	(8,814,114)	1,724,345
Jazz Pharmaceuticals PLC	(80,776)	(14,686,756)	3,958,895
Medtronic PLC	(17,025)	(1,194,195)	54,541

			5,934,790

Netherlands
Core Laboratories NV	(102,362)	(10,603,626)	387,899
Frank’s International NV	(39,268)	(661,138)	59,159

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Netherlands (continued)
QIAGEN NV	(29,851)	$(796,501)	$26,345
Sensata Technologies Holding NV	(266,139)	(13,215,534)	1,414,931

			1,888,334

Norway
Golar LNG Ltd.	(164,592)	(7,116,612)	2,527,787
Seadrill Ltd.	(23,027)	(208,625)	72,765

			2,600,552

Panama
Copa Holdings SA	(24,162)	(1,893,334)	880,222

Puerto Rico
Popular, Inc.	(7,613)	(232,893)	2,752

Singapore
Avago Technologies Ltd.	(38,677)	(4,875,012)	40,000

Switzerland
ACE Ltd.	(510)	(51,502)	(1,232)
Garmin Ltd.	(59,302)	(2,428,966)	301,210
Weatherford International PLC	(256,202)	(2,505,143)	332,550

			632,528

United Kingdom
Ensco PLC	(147,650)	(2,648,455)	569,543
Liberty Global PLC	(7,633)	(363,780)	36,019
Pentair PLC	(19,655)	(1,199,444)	196,252

			801,814

United States
3D Systems Corp.	(19,316)	(258,885)	35,785
Aaron’s, Inc.	(6,628)	(244,176)	4,838
Abercrombie & Fitch Co.	(117,885)	(2,456,774)	(41,209)
Acadia Healthcare Co., Inc.	(31,143)	(2,393,192)	329,345
ACI Worldwide, Inc.	(129,784)	(3,104,645)	363,607
ADT Corp./The	(374,474)	(12,206,106)	1,009,333
ADTRAN, Inc.	(122,598)	(2,006,929)	216,998
Advance Auto Parts, Inc.	(6,924)	(1,159,978)	(152,328)
Advanced Micro Devices, Inc.	(126,853)	(234,095)	15,907
AES Corp.	(14,823)	(180,004)	34,887
AGCO Corp.	(631)	(33,746)	4,322
Agios Pharmaceuticals, Inc.	(15,160)	(1,525,217)	455,073

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Airgas, Inc.	(6,793)	$(678,145)	$71,327
Akorn, Inc.	(253,280)	(11,078,772)	3,859,026
Albemarle Corp.	(217,038)	(10,493,405)	922,029
Alexion Pharmaceuticals, Inc.	(59,565)	(11,659,321)	2,343,950
Align Technology, Inc.	(108,300)	(6,850,290)	703,182
Allegheny Technologies, Inc.	(213,849)	(4,630,692)	1,598,313
Allergan PLC	(37,113)	(11,764,821)	1,677,136
Alliance Data Systems Corp.	(63,626)	(18,819,129)	2,341,267
Allison Transmission Holdings, Inc.	(507)	(14,812)	1,280
Allscripts Healthcare Solutions, Inc.	(141,515)	(2,098,930)	344,144
Ally Financial, Inc.	(139,309)	(3,023,757)	184,640
AMC Networks, Inc.	(51,461)	(4,310,373)	544,972
American Airlines Group, Inc.	(4,920)	(197,232)	6,188
American Express Co.	(93,108)	(7,251,276)	349,180
AMETEK, Inc.	(46,909)	(2,565,453)	111,174
Amphenol Corp.	(107,884)	(5,789,407)	291,638
ANSYS, Inc.	(10,500)	(961,065)	35,595
Antero Resources Corp.	(50,207)	(1,401,425)	339,045
Apache Corp.	(49,863)	(2,302,992)	350,357
Apple, Inc.	(62,635)	(7,500,551)	591,911
AptarGroup, Inc.	(590)	(37,217)	(1,699)
Arch Capital Group Ltd.	(40,426)	(2,821,299)	(148,800)
Arista Networks, Inc.	(9,793)	(826,223)	226,989
Armstrong World Industries, Inc.	(8,358)	(451,037)	52,026
ARRIS Group, Inc.	(162,982)	(4,813,795)	581,153
Ascena Retail Group, Inc.	(198,677)	(2,539,315)	(224,282)
Assured Guaranty Ltd.	(178,917)	(4,383,015)	(89,910)
AT&T, Inc.	(88,544)	(3,060,966)	176,203
athenahealth, Inc.	(38,961)	(4,517,528)	(677,921)
Atwood Oceanics, Inc.	(219,883)	(4,896,202)	1,639,735
AutoZone, Inc.	(6,580)	(4,426,171)	(336,630)
Avis Budget Group, Inc.	(172,128)	(7,304,771)	(213,780)
Avon Products, Inc.	(47,478)	(268,251)	113,947
B/E Aerospace, Inc.	(181,044)	(9,694,828)	1,746,997
Babcock & Wilcox Enterprises, Inc.	(3,355)	(62,302)	5,938
BancorpSouth, Inc.	(75,585)	(1,961,842)	165,186
Bank of Hawaii Corp.	(11,744)	(790,254)	44,627
BankUnited, Inc.	(31,156)	(1,141,556)	27,729
Baxter International, Inc.	(120,223)	(4,426,591)	477,265
Bed Bath & Beyond, Inc.	(50,277)	(3,382,441)	515,646

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Belden, Inc.	(29,444)	$(2,048,561)	$673,820
BioMarin Pharmaceutical, Inc.	(29,006)	(4,170,773)	1,115,861
Bio-Techne Corp.	(44,733)	(4,571,170)	435,157
Black Hills Corp.	(23,202)	(939,588)	(19,582)
Black Knight Financial Services, Inc.	(9,308)	(312,372)	9,396
BlackRock, Inc.	(3,109)	(934,439)	9,604
Bluebird Bio, Inc.	(27,134)	(3,805,282)	1,483,968
BorgWarner, Inc.	(265,718)	(13,071,599)	2,020,387
Boston Beer Co., Inc./The	(10,712)	(2,377,375)	121,321
Brookdale Senior Living, Inc.	(336,081)	(10,879,816)	3,163,396
Brown-Forman Corp.	(65,986)	(6,655,875)	261,832
Bruker Corp.	(75,168)	(1,561,330)	326,320
Brunswick Corp.	(16,393)	(869,649)	84,588
Buffalo Wild Wings, Inc.	(7,978)	(1,572,242)	29,058
Cabela’s, Inc.	(262,182)	(13,019,411)	1,063,912
Cablevision Systems Corp.	(88,852)	(2,375,014)	(510,010)
Cabot Oil & Gas Corp.	(69,366)	(1,972,769)	456,428
Cadence Design Systems, Inc.	(422,882)	(8,373,064)	(372,136)
Calpine Corp.	(136,310)	(2,296,829)	306,703
Campbell Soup Co.	(102,369)	(4,858,433)	(329,628)
CarMax, Inc.	(237,215)	(15,823,531)	1,751,937
Carpenter Technology Corp.	(93,625)	(3,482,403)	695,186
Cathay General Bancorp	(4,313)	(142,415)	13,198
CBS Corp.	(83,578)	(3,650,603)	315,841
CDK Global, Inc.	(7,303)	(376,908)	27,970
Celanese Corp.	(15,496)	(957,124)	40,226
Cerner Corp.	(25,133)	(1,660,535)	153,560
CH Robinson Worldwide, Inc.	(122,148)	(7,987,258)	(291,934)
Charles Schwab Corp./The	(330,150)	(11,532,140)	2,103,056
Cheniere Energy, Inc.	(283,062)	(18,723,497)	5,051,602
Chesapeake Energy Corp.	(232,281)	(2,157,890)	455,271
Chevron Corp.	(24,130)	(2,146,416)	243,042
Chipotle Mexican Grill, Inc.	(16,114)	(11,465,798)	(140,311)
Church & Dwight Co., Inc.	(13,432)	(1,137,959)	11,014
Ciena Corp.	(528,024)	(13,480,453)	2,539,795
Cimarex Energy Co.	(30,920)	(3,226,938)	58,257

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Cincinnati Financial Corp.	(47,671)	$(2,552,782)	$(11,918)
CIT Group, Inc.	(81,217)	(3,763,977)	512,860
CLARCOR, Inc.	(10,153)	(608,469)	124,374
Clean Harbors, Inc.	(44,660)	(2,254,437)	290,737
Clorox Co./The	(11,504)	(1,269,581)	(59,476)
CME Group, Inc.	(61,470)	(6,067,089)	366,361
CMS Energy Corp.	(43,989)	(1,454,276)	(99,415)
CNO Financial Group, Inc.	(1,976)	(35,084)	(2,084)
Coach, Inc.	(195,892)	(6,143,173)	476,018
Cobalt International Energy, Inc.	(198,817)	(1,585,279)	177,655
Coca-Cola Co./The	(83,416)	(3,413,869)	67,219
Cognex Corp.	(33,578)	(1,546,938)	392,863
Cognizant Technology Solutions Corp.	(64,235)	(3,995,345)	(26,409)
Colfax Corp.	(156,750)	(6,567,825)	1,879,433
Colgate-Palmolive Co.	(50,400)	(3,373,776)	175,392
Columbia Pipeline Group, Inc.	(1,836)	(43,551)	9,971
Comerica, Inc.	(8,900)	(431,205)	65,415
Commerce Bancshares, Inc.	(28,841)	(1,371,047)	57,051
CommVault Systems, Inc.	(55,034)	(2,166,173)	297,218
Compass Minerals International, Inc.	(21,167)	(1,737,065)	78,207
Concho Resources, Inc.	(87,196)	(9,097,039)	525,673
CONSOL Energy, Inc.	(723,415)	(12,040,955)	4,951,488
Constellation Brands, Inc.	(22,070)	(2,663,577)	(99,808)
Con-way, Inc.	(8,642)	(338,416)	(71,647)
Cooper Cos., Inc./The	(13,611)	(2,364,866)	338,732
CoStar Group, Inc.	(26,632)	(5,817,228)	1,208,294
Covanta Holding Corp.	(96,670)	(1,959,989)	273,098
Cree, Inc.	(200,376)	(4,953,295)	98,184
Cullen/Frost Bankers, Inc.	(58,052)	(4,151,773)	460,827
CVR Energy, Inc.	(29,664)	(1,151,578)	(66,129)
Cypress Semiconductor Corp	(692,575)	(7,761,245)	1,860,506
Dana Holding Corp.	(64,691)	(1,234,675)	207,382
Danaher Corp.	(33,580)	(2,981,312)	119,960
DaVita HealthCare Partners, Inc.	(65,793)	(5,066,388)	307,581
Dean Foods Co.	(44,953)	(795,668)	53,045
Denbury Resources, Inc.	(299,345)	(1,041,349)	310,947
DENTSPLY International, Inc.	(7,888)	(411,201)	12,305
DeVry Education Group, Inc.	(17,901)	(517,236)	30,150
DexCom, Inc.	(5,708)	(503,797)	13,708

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Diamond Offshore Drilling, Inc.	(9,354)	$(212,683)	$50,859
Diebold, Inc.	(110,701)	(3,752,266)	456,698
Discovery Communications, Inc.	(448,274)	(14,107,409)	2,438,837
Dolby Laboratories, Inc.	(48,177)	(1,662,066)	91,496
Dominion Resources, Inc.	(200,631)	(13,752,017)	(368,392)
Donaldson Co., Inc.	(64,617)	(2,060,041)	245,596
Dover Corp.	(3,777)	(244,145)	28,176
DreamWorks Animation SKG, Inc.	(142,284)	(3,639,625)	1,156,769
Dril-Quip, Inc.	(43,080)	(2,717,003)	208,885
DSW, Inc.	(13,887)	(449,939)	98,459
Duke Energy Corp.	(17,616)	(1,198,172)	(69,123)
Dun & Bradstreet Corp./The	(8,178)	(995,952)	137,262
Dunkin’ Brands Group, Inc.	(171,298)	(9,287,230)	893,628
E*TRADE Financial Corp.	(222,971)	(6,715,887)	845,060
Eastman Chemical Co.	(49,903)	(3,818,178)	588,456
Eaton Vance Corp.	(5,219)	(178,659)	4,240
Ecolab, Inc.	(95,073)	(10,701,621)	270,212
EI du Pont de Nemours & Co.	(21,056)	(1,023,357)	8,458
EMC Corp.	(24,724)	(666,408)	69,076
Envision Healthcare Holdings Inc	(150,051)	(6,145,832)	625,456
EOG Resources, Inc.	(8,055)	(625,355)	38,951
EQT Corp.	(28,498)	(2,114,395)	268,579
Esterline Technologies Corp.	(22,518)	(1,912,661)	293,842
Eversource Energy	(48,022)	(2,282,005)	(148,868)
Exelon Corp.	(77,479)	(2,539,762)	238,635
Expeditors International of Washington, Inc.	(70,276)	(3,226,524)	(79,962)
Express Scripts Holding Co.	(98,199)	(9,173,751)	1,223,560
Exxon Mobil Corp.	(108,759)	(8,782,065)	695,833
F5 Networks, Inc.	(32,856)	(3,885,879)	81,154
Facebook, Inc.	(120,608)	(11,451,350)	608,690
FactSet Research Systems, Inc.	(12,754)	(2,104,665)	66,448
Fastenal Co.	(143,721)	(5,955,798)	694,172
Federated Investors, Inc.	(97,987)	(3,236,994)	405,170
FEI Co.	(56,796)	(4,583,199)	434,819
First American Financial Corp.	(44,534)	(1,715,245)	(24,698)
First Horizon National Corp.	(496,754)	(7,938,129)	894,157
First Niagara Financial Group, Inc.	(47,702)	(453,169)	(33,868)
First Republic Bank	(61,232)	(3,875,373)	31,841
FirstMerit Corp.	(70,725)	(1,452,692)	202,981

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
FleetCor Technologies, Inc.	(13,207)	$(1,997,281)	$179,734
FLIR Systems, Inc.	(30,418)	(895,530)	44,130
Flowers Foods, Inc.	(112,302)	(2,349,358)	(428,994)
Flowserve Corp.	(105,201)	(4,943,832)	615,862
Fluor Corp.	(28,651)	(1,344,075)	130,705
FMC Corp.	(194,844)	(9,204,008)	2,596,848
FMC Technologies, Inc.	(95,098)	(3,407,993)	459,955
FNF Group	(19,229)	(729,356)	47,303
Ford Motor Co.	(496,956)	(7,066,794)	323,101
Forest City Enterprises, Inc.	(61,487)	(1,440,026)	202,292
Fortune Brands Home & Security, Inc.	(53,780)	(2,372,774)	(180,163)
Fossil Group, Inc.	(90,889)	(6,290,622)	1,211,744
Franklin Resources, Inc.	(140,840)	(6,427,356)	1,179,657
Freeport-McMoRan, Inc.	(798,771)	(11,749,988)	4,009,897
Frontier Communications Corp.	(561,945)	(2,748,248)	79,010
FTI Consulting, Inc.	(95,660)	(3,993,591)	22,744
GATX Corp.	(47,002)	(2,490,636)	415,498
General Mills, Inc.	(39,667)	(2,269,349)	42,840
Genesee & Wyoming, Inc.	(66,952)	(4,769,382)	813,858
Gentex Corp.	(267,725)	(4,400,341)	250,604
Genworth Financial, Inc.	(430,600)	(2,568,450)	579,078
Global Payments, Inc.	(23,251)	(2,484,137)	(183,450)
Google, Inc.	(3,551)	(2,345,156)	78,304
GoPro, Inc.	(116,920)	(6,372,158)	2,721,915
Graco, Inc.	(31,422)	(2,136,189)	29,972
Graphic Packaging Holding Co.	(29,815)	(429,524)	48,190
Greif, Inc.	(19,087)	(643,801)	34,735
Hain Celestial Group, Inc./The	(99,790)	(6,766,930)	1,617,766
Halliburton Co.	(83,986)	(3,524,527)	555,622
Halyard Health, Inc.	(32,692)	(1,210,179)	280,419
Hancock Holding Co.	(85,274)	(2,457,405)	150,743
Hanesbrands, Inc.	(63,959)	(1,903,778)	52,805
Harley-Davidson, Inc.	(35,904)	(2,067,751)	96,621
Harris Corp.	(22,247)	(1,758,591)	131,223
Helmerich & Payne, Inc.	(88,710)	(5,245,970)	1,053,536
Henry Schein, Inc.	(12,354)	(1,821,350)	181,727
Hershey Co./The	(53,483)	(4,851,978)	(62,040)
Hertz Global Holdings, Inc.	(158,540)	(2,808,004)	155,630
Hexcel Corp.	(150,593)	(7,454,978)	699,376

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
HMS Holdings Corp.	(160,411)	$(1,876,809)	$470,004
HomeAway, Inc.	(85,900)	(2,686,952)	407,166
Honeywell International, Inc.	(20,323)	(2,019,039)	94,654
HSN, Inc.	(4,605)	(331,836)	68,246
Huntsman Corp.	(226,670)	(4,522,719)	2,326,287
IDEXX Laboratories, Inc.	(138,269)	(9,433,075)	(833,398)
IHS, Inc.	(1,493)	(181,305)	8,117
Illumina, Inc.	(103,154)	(23,634,855)	5,498,319
Incyte Corp.	(30,152)	(3,433,408)	106,738
InterDigital, Inc.	(86,222)	(4,911,205)	548,372
International Business Machines Corp.	(40,105)	(6,326,676)	512,654
International Flavors & Fragrances, Inc.	(1,853)	(206,795)	15,454
Intuitive Surgical, Inc.	(17,698)	(8,939,139)	805,492
IPG Photonics Corp.	(105,328)	(8,551,556)	549,788
ITC Holdings Corp.	(133,535)	(4,414,368)	(37,689)
Jacobs Engineering Group, Inc.	(30,264)	(1,234,166)	101,384
Janus Capital Group, Inc.	(103,747)	(1,784,448)	373,489
JB Hunt Transport Services, Inc.	(114,748)	(9,674,404)	1,481,397
JC Penney Co., Inc.	(13,948)	(134,648)	5,072
JetBlue Airways Corp.	(152,054)	(3,504,588)	(413,844)
JM Smucker Co./The	(37,230)	(3,998,395)	(249,175)
Johnson & Johnson	(14,831)	(1,372,711)	(11,762)
Joy Global, Inc.	(289,462)	(8,093,529)	3,771,862
Kansas City Southern	(127,282)	(12,361,004)	793,616
KAR Auction Services, Inc.	(12,383)	(454,154)	14,557
KB Home	(273,528)	(4,346,786)	640,481
Kellogg Co.	(1,553)	(99,423)	(3,929)
Kennametal, Inc.	(108,325)	(3,499,981)	803,772
Keurig Green Mountain, Inc.	(286,041)	(19,628,297)	4,714,119
Kinder Morgan, Inc.	(438,944)	(15,604,855)	3,454,885
KLA-Tencor Corp.	(11,181)	(578,397)	19,347
KLX, Inc.	(71,911)	(2,885,748)	315,648
Knowles Corp.	(62,030)	(1,125,188)	(18,024)
Kohl’s Corp.	(116,941)	(6,984,053)	1,568,515
Kosmos Energy Ltd.	(32,395)	(213,499)	32,735
Laboratory Corp. of America Holdings	(77,579)	(9,444,001)	1,029,007
Lam Research Corp.	(13,580)	(1,051,236)	164,055
Landstar System, Inc.	(29,636)	(2,034,576)	153,579
Laredo Petroleum, Inc.	(206,150)	(2,071,808)	127,813

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Las Vegas Sands Corp.	(241,645)	$(12,863,054)	$3,687,794
Legg Mason, Inc.	(35,462)	(1,725,226)	249,652
Lennar Corp.	(233,676)	(12,170,749)	923,924
Leucadia National Corp.	(26,495)	(574,351)	37,562
Level 3 Communications, Inc.	(41,513)	(2,103,659)	289,956
Linear Technology Corp.	(87,133)	(3,757,175)	241,358
LinkedIn Corp.	(1,810)	(346,517)	2,382
Lions Gate Entertainment Corp.	(249,074)	(9,334,610)	168,687
Loews Corp.	(29,103)	(1,113,068)	61,285
LPL Financial Holdings, Inc.	(38,883)	(1,807,896)	261,519
Manitowoc Co., Inc./The	(141,623)	(2,565,878)	441,533
Markel Corp.	(1,784)	(1,557,949)	127,431
Marriott International, Inc./MD	(47,120)	(3,572,587)	359,003
Marsh & McLennan Cos., Inc.	(161,055)	(9,053,802)	643,510
MasterCard, Inc.	(103,020)	(9,963,064)	678,902
Mattel, Inc.	(337,170)	(7,962,919)	862,119
McCormick & Co., Inc.	(31,196)	(2,501,295)	(62,392)
MDC Holdings, Inc.	(118,151)	(3,508,334)	415,141
MDU Resources Group, Inc.	(52,129)	(922,491)	25,873
MEDNAX, Inc.	(152,189)	(11,837,260)	150,667
Memorial Resource Development Corp.	(63,620)	(1,159,527)	41,087
Mentor Graphics Corp.	(34,073)	(888,283)	49,065
Mercury General Corp.	(7,327)	(413,682)	43,596
Meredith Corp.	(18,019)	(915,947)	148,698
Mettler-Toledo International, Inc.	(10,797)	(3,600,105)	525,767
MGM Resorts International	(231,347)	(4,545,369)	277,017
Microchip Technology, Inc.	(86,340)	(3,788,357)	67,966
Middleby Corp./The	(22,584)	(2,649,839)	274,228
Monsanto Co.	(54,328)	(5,552,291)	915,939
Monster Worldwide, Inc.	(8,571)	(54,340)	(686)
Moody’s Corp.	(22,772)	(2,465,448)	229,238
MSC Industrial Direct Co., Inc.	(76,668)	(5,374,887)	695,839
Mylan NV	(162,519)	(8,147,750)	1,604,735
National Fuel Gas Co.	(36,283)	(2,020,720)	207,295
National Instruments Corp.	(23,337)	(654,366)	5,831

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
National Oilwell Varco, Inc.	(104,926)	$(4,353,093)	$402,629
Navistar International Corp.	(85,659)	(1,582,978)	493,396
Netflix, Inc.	(40,607)	(4,568,694)	375,615
NetSuite, Inc.	(135,980)	(12,608,890)	1,200,168
NeuStar, Inc.	(31,079)	(884,508)	38,849
NewMarket Corp.	(2,784)	(1,253,830)	259,942
NextEra Energy, Inc.	(34,112)	(3,413,154)	85,528
Nielsen Holdings PLC	(146,323)	(6,663,420)	156,436
Noble Energy, Inc.	(212,787)	(7,691,148)	1,269,236
Nordson Corp.	(38,845)	(2,791,057)	346,153
Nordstrom, Inc.	(12,066)	(932,034)	66,781
Norfolk Southern Corp.	(3,328)	(262,933)	8,674
Northern Trust Corp.	(727)	(56,742)	7,190
NOW, Inc.	(7,201)	(127,966)	21,391
NRG Energy, Inc.	(38,515)	(869,611)	297,663
Nu Skin Enterprises, Inc.	(82,559)	(3,306,628)	(101,408)
Nuance Communications, Inc.	(308,289)	(5,210,084)	163,393
Nucor Corp.	(20,440)	(870,335)	102,813
NVIDIA Corp.	(129,548)	(2,563,756)	(629,602)
Oceaneering International, Inc.	(26,303)	(1,058,333)	25,151
OGE Energy Corp.	(66,742)	(1,859,337)	33,276
Old Republic International Corp.	(311)	(4,964)	100
Olin Corp.	(43,328)	(1,028,607)	300,263
ONE Gas, Inc.	(14,156)	(619,891)	(21,800)
ONEOK, Inc.	(199,862)	(7,654,729)	1,219,173
O’Reilly Automotive, Inc.	(8,870)	(2,126,228)	(91,272)
Oshkosh Corp.	(24,467)	(976,812)	87,926
Owens & Minor, Inc.	(79,361)	(2,728,281)	193,490
PacWest Bancorp	(32,725)	(1,554,438)	153,480
Palo Alto Networks, Inc.	(63,648)	(12,224,871)	1,277,415
Pandora Media, Inc.	(268,448)	(3,958,257)	(1,770,423)
Panera Bread Co.	(26,249)	(4,762,619)	(314,201)
Patterson Cos., Inc.	(7,671)	(376,032)	44,262
Patterson-UTI Energy, Inc.	(155,021)	(2,449,520)	412,544
Paychex, Inc.	(23,203)	(1,096,806)	(8,353)
Penske Automotive Group, Inc.	(8,100)	(418,122)	25,758
PerkinElmer, Inc.	(24,741)	(1,285,095)	147,999
Plantronics, Inc.	(8,737)	(498,708)	54,432
Platform Specialty Products Corp.	(170,535)	(3,385,276)	1,228,008
Polaris Industries, Inc.	(13,208)	(1,851,831)	268,588
PolyOne Corp.	(10,700)	(397,826)	83,888
Post Holdings, Inc.	(249,569)	(13,314,506)	(1,435,022)
PPL Corp.	(48,718)	(1,505,386)	(96,949)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Praxair, Inc.	(37,362)	$(4,251,609)	$445,916
Precision Castparts Corp.	(11,439)	(2,232,312)	(395,341)
Priceline Group, Inc./The	(8,275)	(10,331,171)	96,154
Primerica, Inc.	(5,275)	(237,692)	(53)
Principal Financial Group, Inc.	(133,339)	(6,880,666)	568,397
Progressive Corp./The	(209,527)	(6,394,764)	(25,143)
Prosperity Bancshares, Inc.	(31,733)	(1,777,048)	218,640
PVH Corp.	(3,806)	(436,528)	48,544
Qorvo, Inc.	(23,223)	(1,562,363)	516,167
QUALCOMM, Inc.	(458,704)	(29,844,375)	5,198,209
Quanta Services, Inc.	(49,978)	(1,225,351)	15,383
Quest Diagnostics, Inc.	(131,556)	(9,483,872)	1,397,125
Questar Corp.	(12,290)	(265,218)	26,669
Ralph Lauren Corp.	(2,596)	(284,124)	(22,620)
Range Resources Corp.	(338,885)	(13,904,347)	3,019,361
Regal Entertainment Group	(44,025)	(859,368)	36,541
Regeneron Pharmaceuticals, Inc.	(49,629)	(27,774,592)	4,690,159
RenaissanceRe Holdings Ltd.	(14,053)	(1,501,629)	7,514
Rent-A-Center, Inc.	(173,704)	(4,844,773)	632,451
ResMed, Inc.	(45,460)	(2,417,418)	100,776
Rice Energy, Inc.	(268,937)	(5,127,784)	781,762
Rockwell Collins, Inc.	(84,995)	(7,493,998)	538,007
Roper Technologies, Inc.	(19,974)	(3,400,179)	270,253
Rovi Corp.	(41,646)	(484,922)	48,055
RPC, Inc.	(95,948)	(1,173,444)	324,304
RR Donnelley & Sons Co.	(87,629)	(1,498,456)	222,578
salesforce.com, Inc.	(156,181)	(11,530,843)	687,196
Sally Beauty Holdings, Inc.	(103,242)	(3,069,903)	617,905
SanDisk Corp.	(54,197)	(3,215,759)	271,236
Santander Consumer USA Holdings, Inc.	(12,111)	(264,291)	16,984
SBA Communications Corp.	(59,080)	(6,865,903)	677,864
SCANA Corp.	(66,277)	(3,496,775)	(231,970)
Schlumberger Ltd.	(95,850)	(8,080,155)	1,469,381
Scotts Miracle-Gro Co./The	(4,878)	(291,004)	(5,676)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Scripps Networks Interactive, Inc.	(128,583)	$(8,002,058)	$1,677,060
Seagate Technology PLC	(168,866)	(8,177,522)	612,325
Sealed Air Corp.	(136,937)	(7,078,670)	659,063
Seattle Genetics, Inc.	(159,388)	(8,086,089)	1,940,087
Semtech Corp.	(74,777)	(1,325,300)	196,167
Service Corp. International	(3,889)	(114,414)	9,022
ServiceNow, Inc.	(49,381)	(3,880,129)	450,619
Silgan Holdings, Inc.	(11,122)	(585,285)	6,496
Silicon Laboratories, Inc.	(26,689)	(1,341,216)	232,555
Sirius XM Holdings, Inc.	(3,424,202)	(13,253,339)	446,824
Sirona Dental Systems, Inc.	(18,399)	(1,843,580)	126,217
Six Flags Entertainment Corp.	(102,757)	(4,743,489)	39,274
SLM Corp.	(91,941)	(905,619)	225,255
SM Energy Co.	(644)	(22,412)	1,778
SolarCity Corp.	(20,131)	(1,133,670)	273,875
SolarWinds, Inc.	(19,164)	(711,478)	(40,518)
Solera Holdings, Inc.	(80,658)	(3,185,614)	(1,169,918)
Sotheby’s	(278,385)	(11,722,932)	2,820,180
Southern Co./The	(262,487)	(11,286,630)	(446,539)
Southwestern Energy Co.	(678,564)	(13,704,231)	5,093,254
Spectra Energy Corp.	(317,483)	(9,533,748)	1,193,470
Spectrum Brands Holdings, Inc.	(15,738)	(1,587,296)	147,111
Spirit Airlines, Inc.	(28,803)	(1,649,105)	286,723
Splunk, Inc.	(150,485)	(10,986,910)	2,657,565
Sprint Corp.	(432,184)	(1,629,334)	(30,253)
Sprouts Farmers Market, Inc.	(352,693)	(8,594,279)	1,152,456
StanCorp Financial Group, Inc.	(904)	(102,929)	(308)
State Street Corp.	(12,786)	(915,354)	56,007
Stericycle, Inc.	(36,800)	(4,909,856)	(216,752)
STERIS Corp.	(37,229)	(2,562,410)	143,642
SunEdison, Inc.	(1,062,602)	(19,322,975)	11,693,492
SunPower Corp.	(63,515)	(1,659,958)	387,118

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Synchrony Financial	(4,063)	$(144,683)	$17,512
Synovus Financial Corp.	(153,671)	(4,803,755)	255,094
T Rowe Price Group, Inc.	(34,302)	(2,712,259)	328,270
Targa Resources Corp.	(14,009)	(1,237,325)	515,582
Taylor Morrison Home Corp.	(13,723)	(269,657)	13,586
TCF Financial Corp.	(32,387)	(533,738)	42,751
TECO Energy, Inc.	(33,429)	(707,358)	(170,488)
Teekay Corp.	(18,762)	(662,958)	106,852
Teledyne Technologies Inc.	(509)	(49,807)	3,845
Tempur Sealy International, Inc.	(28,113)	(2,042,739)	34,627
Tenet Healthcare Corp.	(291,207)	(16,098,871)	5,347,509
Teradata Corp.	(101,291)	(3,629,777)	696,390
Tesla Motors, Inc.	(25,878)	(6,903,474)	475,379
Thor Industries, Inc.	(10,903)	(595,086)	30,310
Thoratec Corp.	(14,075)	(810,439)	(79,946)
Tidewater, Inc.	(51,082)	(974,645)	303,427
Tiffany & Co.	(69,646)	(6,560,930)	1,182,866
TimkenSteel Corp.	(44,909)	(906,177)	451,698
T-Mobile US, Inc.	(271,499)	(10,216,507)	(591,868)
Tractor Supply Co.	(33,454)	(3,128,953)	308,111
TransDigm Group, Inc.	(63,850)	(14,576,050)	1,013,672
TreeHouse Foods, Inc.	(59,257)	(4,781,500)	171,898
Trimble Navigation Ltd.	(233,870)	(5,348,111)	1,507,966
Trinity Industries, Inc.	(80,586)	(2,341,755)	514,871
TripAdvisor, Inc.	(176,555)	(15,995,201)	4,868,705
Triumph Group, Inc.	(73,505)	(4,556,575)	1,463,485
Tupperware Brands Corp.	(17,520)	(1,104,342)	237,277
Twenty-First Century Fox, Inc.	(99,727)	(2,652,139)	(38,496)
Twitter, Inc.	(132,284)	(3,934,363)	370,632
Tyson Foods, Inc.	(56,331)	(2,441,095)	13,228
Ultimate Software Group, Inc./The	(25,774)	(4,550,540)	(63,264)
Umpqua Holdings Corp.	(138,235)	(2,553,870)	300,640
Under Armour, Inc.	(186,912)	(16,833,319)	(1,256,024)
Unit Corp.	(31,095)	(381,538)	31,409
United Natural Foods, Inc.	(127,405)	(6,502,392)	321,975
United Parcel Service, Inc.	(50,680)	(4,964,613)	(36,996)
United Rentals, Inc.	(66,699)	(5,070,734)	1,065,460
United States Steel Corp.	(193,796)	(2,798,589)	779,234
United Technologies Corp.	(51,737)	(4,769,525)	165,449
Urban Outfitters, Inc.	(130,297)	(4,513,240)	685,114
USG Corp.	(383,787)	(10,409,485)	193,075
Valley National Bancorp	(218,078)	(2,244,023)	98,135

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Valspar Corp./The	(21,739)	$(1,738,748)	$176,149
Vantiv, Inc.	(84,182)	(3,419,473)	(361,983)
Varian Medical Systems, Inc.	(62,670)	(5,468,584)	844,792
VCA, Inc.	(20,813)	(1,139,720)	43,915
Veeva Systems, Inc.	(58,776)	(1,616,928)	240,982
VeriFone Systems, Inc.	(12,338)	(368,958)	26,825
VeriSign, Inc.	(30,091)	(1,958,322)	(164,899)
Verisk Analytics, Inc.	(28,192)	(2,080,664)	(3,007)
Visa, Inc.	(59,689)	(4,298,802)	140,866
Vishay Intertechnology, Inc.	(3,157)	(34,492)	3,900
Visteon Corp.	(6,574)	(651,967)	(13,585)
VMware, Inc.	(71,299)	(5,931,364)	313,716
Wabtec Corp.	(2,777)	(275,157)	30,642
Waddell & Reed Financial, Inc.	(23,382)	(1,039,487)	226,495
Walt Disney Co./The	(7,864)	(804,451)	750
Waste Connections, Inc.	(21,974)	(1,062,685)	(4,812)
Waters Corp.	(27,059)	(3,495,332)	296,687
Watsco, Inc.	(8,856)	(1,113,731)	64,472
Webster Financial Corp.	(38,826)	(1,512,273)	128,902
WEC Energy Group, Inc.	(89,190)	(4,271,325)	(386,176)
WellCare Health Plans, Inc.	(42,029)	(3,453,523)	(168,536)
Wendy’s Co./The	(131,530)	(1,199,966)	62,232
WESCO International, Inc.	(4,018)	(265,188)	78,472
Westar Energy, Inc.	(41,584)	(1,479,559)	(118,930)
Western Union Co./The	(454,628)	(8,683,395)	336,425
WEX, Inc.	(12,453)	(1,325,886)	244,467
Whiting Petroleum Corp.	(172,225)	(3,026,306)	396,430
Whole Foods Market, Inc.	(6,740)	(261,748)	48,427
WisdomTree Investments, Inc.	(213,805)	(4,303,591)	854,916
Woodward, Inc.	(54,505)	(2,636,671)	418,318
Workday, Inc.	(147,237)	(12,248,399)	2,109,659
World Fuel Services Corp.	(22,486)	(1,101,139)	296,141
WR Berkley Corp.	(13,833)	(767,870)	15,770
WR Grace & Co.	(42,379)	(4,247,807)	304,441
Wynn Resorts Ltd.	(167,936)	(17,154,161)	8,233,401
Xcel Energy, Inc.	(25,441)	(831,526)	(69,339)
Yahoo!, Inc.	(38,620)	(1,298,670)	182,166
Zebra Technologies Corp.	(50,506)	(5,068,519)	1,202,285
Zillow Group, Inc.	(150,790)	(4,269,475)	198,145
Zillow Group, Inc.	(43,334)	(1,112,006)	(132,980)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Zimmer Biomet Holdings, Inc.	(35,474)	$(3,562,061)	$229,989
Zions Bancorporation	(307,101)	(9,670,411)	1,212,850

			238,144,856

Total of Short Equity Positions			252,707,980

Rights

United States
Leap Wireless International, Inc.	(110,787)	(279,183)	(181,765)

Total of Short Equity Positions and Rights			252,526,215

Total of Long and Short Equity Positions and Rights			62,313,943

Net Cash and Other Receivables/ (Payables) (b)			(1,181,747)

Swaps, at Value			$61,132,196

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Morgan Stanley Capital Services, Inc.	The Fund receives the total return on a portfolio of long and short positions and pays the Euro Overnight Index Average plus or minus a specified spread, which is denominated in EUR based on the local currencies of the positions within the swap.	7-13 months maturity 04/05/2016	$(1,983,812)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2015.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks

Belgium
Delhaize Group	33,807	$3,048,764	$(52,089)

France
Alcatel-Lucent	20,082	75,168	(1,071)

Germany
LEG Immobilien AG	23,940	1,941,149	39,475

Italy
Ansaldo STS SpA	842,829	8,868,247	64,121
Italcementi SpA	345,949	3,861,941	(22,007)
Pirelli & C. SpA	135,121	2,263,540	(2,422)
Sorin SpA	148,498	485,550	(57,033)
World Duty Free SpA	624,413	7,039,270	101,698

			84,357

Netherlands
TNT Express NV	2,328,492	19,862,958	(2,094,234)

Total of Long Equity Positions			(2,023,562)

Short Positions

Common Stocks
Finland
Nokia OYJ	(198,584)	(1,315,732)	(42,145)

Germany
Deutsche Wohnen AG	(75,182)	(1,963,770)	(46,933)

Netherlands
Koninklijke Ahold NV	(170,807)	(3,431,160)	99,050

United Kingdom
Dialog Semiconductor PLC	(17,584)	(725,817)	20,371

Total of Short Equity Positions			30,343

Total of Long and Short Equity Positions			(1,993,219)

Net Cash and Other Receivables/ (Payables) (b)			9,407

Swaps, at Value			$(1,983,812)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Morgan Stanley Capital Services, Inc.	The Fund receives the total return on a portfolio of long and short positions and pays the Federal Funds Effective Rate plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swap.	10-25 months maturity ranging from 07/27/2016-10/04/2017	$(3,168,810)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2015.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Bahamas
Steiner Leisure Ltd.	11,995	$764,033	$(6,189)

Cayman Islands
Home Loan Servicing Solutions Ltd.	183,051	125,573	1,647

France
Alcatel-Lucent	534,818	1,919,997	32,089

Ireland
Avolon Holdings Ltd.	85,008	2,539,945	47,699
Perrigo Co. PLC	10,358	1,968,293	(339,291)

			(291,592)

Israel
EZchip Semiconductor Ltd.	10,416	262,064	2

Netherlands
Tornier NV	146,788	3,574,614	(581,607)

United Kingdom
Willis Group Holdings PLC	258,599	11,163,536	(568,735)

United States
AGL Resources, Inc.	138,429	8,456,816	(7,110)
Altera Corp.	424,774	21,098,153	174,529
Atmel Corp.	157,004	1,316,209	(49,187)
Baker Hughes, Inc.	363,341	22,032,998	(3,124,733)
Baxalta, Inc.	52,956	2,018,948	(350,304)
Broadcom Corp.	479,126	25,233,618	(592,168)
Cablevision Systems Corp.	302,859	9,967,232	(133,401)
Cameron International Corp.	184,725	11,464,066	(136,729)
Chambers Street Properties	22,130	150,445	(6,821)
Chubb Corp./The	218,136	26,710,486	43,894
Cigna Corp.	127,565	18,473,856	(1,250,030)
City National Corp.	169,236	15,195,700	(292,778)
Cleco Corp.	274,400	14,882,926	(273,870)
Cytec Industries, Inc.	151,268	11,191,215	(20,073)
Dealertrack Technologies, Inc.	262,254	16,301,709	262,254
Freescale Semiconductor Ltd.	787,654	29,710,156	(897,772)
Hawaiian Electric Industries, Inc.	399,159	11,926,871	(474,999)
HCC Insurance Holdings, Inc.	202,141	15,617,403	42,460
Health Net, Inc.	78,221	5,148,858	(438,390)
Home Properties, Inc.	161,343	11,840,959	219,431
Hudson City Bancorp, Inc.	3,223,030	33,274,825	(496,610)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Humana, Inc.	53,062	$9,879,533	$(381,435)
Integrated Silicon Solution, Inc.	293,250	6,354,728	(52,785)
IPC Healthcare, Inc.	80,202	6,346,418	(115,524)
KYTHERA Biopharmaceuticals, Inc.	127,048	9,461,215	64,844
Media General, Inc.	137,225	1,892,636	27,142
National Penn Bancshares, Inc.	396,945	4,952,391	(288,287)
Office Depot, Inc.	2,332,849	19,121,285	(4,144,395)
OM Group, Inc.	60,158	2,018,241	(39,645)
PartnerRe Ltd.	45,889	6,314,710	58,355
Pepco Holdings, Inc.	923,493	24,553,081	(2,186,080)
Pinnacle Entertainment, Inc.	43,189	1,727,992	(266,476)
Precision Castparts Corp.	92,526	21,287,152	(33,005)
Premiere Global Services, Inc.	46,721	640,314	1,633
Remy International, Inc.	94,949	2,784,971	(7,713)
Sigma-Aldrich Corp.	226,153	31,582,492	(165,317)
Solera Holdings, Inc.	129,181	6,964,516	11,258
Square 1 Financial, Inc.	113,108	3,070,001	(165,953)
StanCorp Financial Group, Inc.	65,807	7,480,265	34,894
Standard Pacific Corp.	338,690	2,982,217	(272,697)
Strategic Hotels & Resorts, Inc.	556,666	7,781,891	(105,467)
Symetra Financial Corp.	275,580	8,682,829	36,522
TECO Energy, Inc.	308,641	8,154,610	(49,697)
Thoratec Corp.	140,686	8,834,039	65,757
Time Warner Cable, Inc.	74,303	14,008,345	(680,615)
UIL Holdings Corp.	12,814	603,155	41,005
Xoom Corp.	49,425	1,226,170	3,524
zulily, Inc.	296,321	5,322,917	(166,932)

			(16,579,496)

Total Common Stocks			(17,993,881)

Right

United States
Furiex Pharmaceuticals, Inc.	44,784	447,840	(6,996)

Total of Long Equity Positions and Rights			(18,000,877)

Short Positions

Common Stocks
Canada
Mitel Networks Corp.	(93,802)	(867,669)	262,646

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Finland
Nokia OYJ	(294,483)	$(1,987,760)	$(8,835)

Ireland
Shire PLC	(8,949)	(2,242,304)	405,700

Netherlands
NXP Semiconductors NV	(269,800)	(24,779,069)	1,287,583

Singapore
Avago Technologies Ltd.	(95,304)	(12,718,440)	804,487

Switzerland
ACE Ltd.	(128,803)	(13,514,674)	196,444

United States
Aetna, Inc.	(38,707)	(4,356,250)	121,317
Anthem, Inc.	(64,124)	(9,639,283)	661,923
BB&T Corp.	(87,945)	(3,412,365)	281,523
Centene Corp.	(45,678)	(3,111,493)	634,375
Charter Communications, Inc.	(37,159)	(6,884,448)	350,038
Cyberonics, Inc.	(7,009)	(431,684)	5,677
Gaming and Leisure Properties, Inc.	(36,711)	(1,290,759)	200,442
Gramercy Property Trust, Inc.	(7,547)	(165,197)	8,446
Halliburton Co.	(404,692)	(16,940,407)	2,634,545
Iron Mountain, Inc.	(24,232)	(759,916)	8,239
Liberty Interactive Corp. QVC Group	(94,596)	(2,641,314)	160,061
M&T Bank Corp.	(270,630)	(35,021,599)	2,018,271
Mylan NV	(23,823)	(1,306,139)	347,025
Nexstar Broadcasting Group, Inc.	(12,596)	(585,202)	(11,219)
NextEra Energy, Inc.	(98,344)	(10,043,873)	450,416
PacWest Bancorp	(64,732)	(2,993,807)	222,630
Ryland Group, Inc./The	(67,102)	(3,009,010)	269,235
Schlumberger Ltd.	(138,409)	(9,925,786)	379,717
Staples, Inc.	(495,907)	(7,164,138)	1,347,149
STERIS Corp.	(52,129)	(3,589,603)	202,782
Towers Watson & Co.	(94,881)	(11,450,535)	313,403
Wright Medical Group, Inc.	(147,247)	(3,723,652)	628,520

			11,234,515

Total of Short Equity Positions			14,182,540

Total of Long and Short Equity Positions			(3,818,337)

Net Cash and Other Receivables/ (Payables) (b)			649,527

Swaps, at Value			$(3,168,810)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Morgan Stanley Capital Services, Inc.	The Fund receives the total return on a portfolio of long and short positions and pays the CAD/USD Overnight Forward FX Swap Rate plus or minus a specified spread, which is denominated in CAD based on the local currencies of the positions within the swap.	24 months maturity 01/12/2017	$321,661

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2015.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Short Positions

Common Stocks
Canada
Royal Bank of Canada	(126,741)	(7,336,261)	328,229

Net Cash and Other Receivables/ (Payables) (b)			(6,568)

Swaps, at Value			$321,661

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

Collateral pledged to, or (received from), each counterparty at September 30, 2015 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
Bank of America
Money Market Funds	$3,100,201	$—	$3,100,201

Barclays Capital
Cash	—	36,806,091	36,806,091

Citibank
Cash	—	2,191,268	2,191,268
Money Market Funds	—	4,890,180	4,890,180

Credit Suisse International
Cash	(5,170,000)	—	(5,170,000)

Deutsche Bank
Money Market Funds	900,000	—	900,000

Goldman Sachs
Cash	—	7,246,426	7,246,426
Money Market Funds	28,670,000		28,670,000

J.P. Morgan
Cash	—	9,268,573	9,268,573
Money Market Funds	104,920,000	—	104,920,000

Morgan Stanley Capital Services, Inc.
Cash	—	1,528,142	1,528,142
Money Market Funds	289,532,604	—	289,532,604

Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at September 30, 2015 was as follows:
COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
Citibank
Money Market Funds	$1,150,003	$—	$1,150,003

Deutsche Bank
Money Market Funds	2,260,042	—	2,260,042

Goldman Sachs
Cash	—	(179,708)	(179,708)
U.S. Treasury Bills	—	2,288,546	2,288,546

J.P. Morgan
Cash	—	2,615,055	2,615,055

Macquarie Capital
Money Market Funds	370,000	—	370,000

Merrill Lynch
Money Market Funds	1,230,049	—	1,230,049

Morgan Stanley Capital Services, Inc.
Cash	—	6,873,320	6,873,320

Societe Generale
Money Market Funds	20,000	—	20,000

See notes to Schedule of Investments.

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND

	SHARES	VALUE (NOTE 5)
MONEY MARKET FUNDS - 54.1%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.010% ^(a)	2,244,893	$2,244,893
Dreyfus Treasury Cash Management, Class I, 0.010% ^(a)	8,979,571	8,979,571
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.000% ^(a)	35,982,587	35,982,587
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% ^(a)(b)	3,330,125	3,330,125
UBS Money Series - UBS Select Treasury Preferred Fund, Class I, 0.010% ^(a)	11,224,464	11,224,464

TOTAL MONEY MARKET FUNDS (cost $61,761,640)		61,761,640

	PRINCIPAL AMOUNT (000’s)
SHORT-TERM INVESTMENTS - 43.8%
U.S. Treasury Bill, 0.238%, 2/18/2016 (c)	$1,162	1,161,893
U.S. Treasury Bill, 0.069%, 12/3/2015 ^(c)	352	352,008
U.S. Treasury Bill, 0.083%, 11/19/2015 ^(c)	32,322	32,322,646
U.S. Treasury Bill, 0.241%, 2/11/2016 ^(c)	16,071	16,069,521
TOTAL SHORT-TERM INVESTMENTS (cost $49,887,915)		49,906,068

TOTAL INVESTMENTS IN SECURITIES, AT VALUE - 97.9%
(cost $111,649,555)		111,667,708

OTHER ASSETS IN EXCESS OF LIABILITIES - 2.1% (d)		2,400,349

NET ASSETS - 100.0%		$114,068,057

(a)	Represents annualized seven-day yield as of the close of the reporting period.
(b)	All or a portion of the security is pledged as collateral to the brokers for swap contracts.
(c)	The rate shown is the effective yield at the date of purchase.
(d)	Includes appreciation/(depreciation) on futures and swap contracts.
^	All or a portion represents positions held in the respective Subsidiary (See Note 2).

All securities are Level 2 with respect to ASC 820 (See Note 5).

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND

Total return swap contracts outstanding as of September 30, 2015:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
CitiBank	Corn December Futures^	12/2015	USD	1,727,415	$56,211
CitiBank	Corn December Futures^	12/2015	USD	(1,992,739)	208,999
Deutsche Bank	Corn December Futures^	12/2015	USD	(1,979,625)	(56,063)
Deutsche Bank	Corn December Futures^	12/2015	USD	2,871,250	(195,775)
CitiBank	Cotton No. 2 December Futures^	12/2015	USD	(225,890)	16,854
CitiBank	Cotton No. 2 December Futures^	12/2015	USD	820,313	(73,750)
Deutsche Bank	Cotton No. 2 December Futures^	12/2015	USD	1,080,378	(83,118)
Deutsche Bank	Cotton No. 2 December Futures^	12/2015	USD	(190,440)	9,120
Macquarie Capital	Cotton No. 2 December Futures^	12/2015	USD	125,052	(4,173)
CitiBank	Gas Oil November Futures^	11/2015	USD	48,175	(1,291)
CitiBank	Gas Oil November Futures^	11/2015	USD	(47,725)	841
CitiBank	Gas Oil October Futures^	10/2015	USD	53,875	(7,298)
CitiBank	Gas Oil October Futures^	10/2015	USD	(47,900)	1,324
Macquarie Capital	Lean Hogs December Futures^	12/2015	USD	25,512	1,178
Deutsche Bank	Lean Hogs October Futures^	10/2015	USD	(710,527)	(112,953)
Deutsche Bank	Lean Hogs October Futures^	10/2015	USD	731,932	91,548
Deutsche Bank	Live Cattle December Futures^	12/2015	USD	2,824,112	(257,982)
Deutsche Bank	Live Cattle December Futures^	12/2015	USD	(397,880)	31,290
Societe Generale	Live Cattle December Futures^	12/2015	USD	857,610	(19,690)
Deutsche Bank	Live Cattle October Futures^	10/2015	USD	(5,491,570)	753,920
Deutsche Bank	Live Cattle October Futures^	10/2015	USD	5,754,357	(1,016,707)
CitiBank	LME Aluminum December Futures^	12/2015	USD	(9,425,063)	655,587
CitiBank	LME Aluminum December Futures^	12/2015	USD	9,759,400	(989,925)
CitiBank	LME Copper December Futures^	12/2015	USD	(14,033,350)	861,325
CitiBank	LME Copper December Futures^	12/2015	USD	14,882,238	(1,710,213)
CitiBank	LME Lead December Futures^	12/2015	USD	(1,736,806)	106,119
CitiBank	LME Lead December Futures^	12/2015	USD	1,810,250	(179,563)
CitiBank	LME Nickel December Futures^	12/2015	USD	(1,255,284)	194,892
CitiBank	LME Nickel December Futures^	12/2015	USD	1,213,260	(152,868)
CitiBank	LME Zinc December Futures^	12/2015	USD	4,558,625	(929,963)
CitiBank	LME Zinc December Futures^	12/2015	USD	(4,332,606)	703,944
CitiBank	Soybean January Futures^	01/2016	USD	(2,659,901)	204,674
CitiBank	Soybean January Futures^	01/2016	USD	6,690,420	(262,424)
Deutsche Bank	Soybean January Futures^	01/2016	USD	278,306	(10,106)
Macquarie Capital	Soybean January Futures^	01/2016	USD	754,409	5,491
CitiBank	Soybean Meal December Futures^	12/2015	USD	1,387,423	31,970
CitiBank	Soybean Meal December Futures^	12/2015	USD	(996,634)	70,904
Deutsche Bank	Soybean Meal December Futures^	12/2015	USD	(514,190)	19,790
Deutsche Bank	Soybean Meal December Futures^	12/2015	USD	1,096,210	16,190
CitiBank	Soybean November Futures^	11/2015	USD	11,846,281	(706,680)
CitiBank	Soybean November Futures^	11/2015	USD	(11,507,409)	367,863
Deutsche Bank	Soybean November Futures^	11/2015	USD	275,550	(7,950)
Deutsche Bank	Soybean November Futures^	11/2015	USD	(276,056)	8,456
CitiBank	Wheat December Futures^	12/2015	USD	(1,498,321)	(14,285)
CitiBank	Wheat December Futures^	12/2015	USD	2,432,937	(151,134)
Deutsche Bank	Wheat December Futures^	12/2015	USD	871,819	(25,781)
Deutsche Bank	Wheat December Futures^	12/2015	USD	(437,145)	52,582

					$(2,498,620)

^	Represents positions held in the respective Subsidiary (See Note 2).

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND

Open futures contracts outstanding at September 30, 2015:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
7	Goldman Sachs	Brent Crude Futures^	12/2015	$345,264	$347,970	$2,706
44	Morgan Stanley and Co., International PLC	Coffee ‘C’ Futures^	12/2015	2,083,737	2,002,275	(81,462)
282	Morgan Stanley and Co., International PLC	Corn Futures^	12/2015	5,686,759	5,467,275	(219,484)
23	Morgan Stanley and Co., International PLC	Cotton No. 2 Futures^	12/2015	721,252	695,060	(26,192)
21	Goldman Sachs	Gas Oil Futures^	12/2015	993,779	985,425	(8,354)
6	Morgan Stanley and Co., International PLC	Gasoline RBOB Futures^	11/2015	334,315	336,874	2,559
125	Morgan Stanley and Co., International PLC	Gold 100 OZ Futures^	12/2015	13,692,538	13,940,000	247,462
20	Morgan Stanley and Co., International PLC	Heating Oil ULSD Futures^	11/2015	1,304,933	1,307,712	2,779
46	Morgan Stanley and Co., International PLC	Lean Hogs Futures^	12/2015	1,154,357	1,227,740	73,383
26	Morgan Stanley and Co., International PLC	Live Cattle Futures^	12/2015	1,472,714	1,361,620	(111,094)
6	J.P. Morgan	LME Aluminum Futures^	10/2015	259,671	235,012	(24,659)
9	J.P. Morgan	LME Aluminum Futures^	10/2015	379,822	353,016	(26,806)
5	J.P. Morgan	LME Aluminum Futures^	10/2015	211,488	196,189	(15,299)
11	J.P. Morgan	LME Aluminum Futures^	10/2015	472,595	432,985	(39,610)
7	J.P. Morgan	LME Aluminum Futures^	10/2015	291,702	274,356	(17,346)
40	J.P. Morgan	LME Aluminum Futures^	10/2015	1,655,098	1,560,550	(94,548)
29	J.P. Morgan	LME Aluminum Futures^	11/2015	1,150,646	1,129,789	(20,857)
6	J.P. Morgan	LME Aluminum Futures^	11/2015	234,915	234,413	(502)
35	J.P. Morgan	LME Aluminum Futures^	11/2015	1,375,318	1,368,054	(7,264)
13	J.P. Morgan	LME Aluminum Futures^	11/2015	520,083	508,976	(11,107)
1	J.P. Morgan	LME Aluminum Futures^	12/2015	39,966	39,198	(768)
17	J.P. Morgan	LME Aluminum Futures^	12/2015	692,098	668,262	(23,836)
278	J.P. Morgan	LME Aluminum Futures^	12/2015	11,822,457	10,932,350	(890,107)
33	J.P. Morgan	LME Aluminum Futures^	12/2015	1,332,456	1,297,964	(34,492)
4	J.P. Morgan	LME Aluminum Futures^	12/2015	158,070	157,529	(541)
11	J.P. Morgan	LME Aluminum Futures^	12/2015	426,582	433,596	7,014
35	J.P. Morgan	LME Aluminum Futures^	03/2016	1,400,086	1,389,063	(11,023)
3	J.P. Morgan	LME Copper Futures^	10/2015	403,321	388,247	(15,074)
13	J.P. Morgan	LME Copper Futures^	10/2015	1,719,288	1,682,037	(37,251)
3	J.P. Morgan	LME Copper Futures^	10/2015	397,092	388,130	(8,962)
4	J.P. Morgan	LME Copper Futures^	11/2015	520,010	517,400	(2,610)
1	J.P. Morgan	LME Copper Futures^	11/2015	125,627	129,312	3,685
4	J.P. Morgan	LME Copper Futures^	11/2015	508,510	517,058	8,548
14	J.P. Morgan	LME Copper Futures^	11/2015	1,791,672	1,809,458	17,786

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
1	J.P. Morgan	LME Copper Futures^	12/2015	$127,207	$129,234	$2,027
1	J.P. Morgan	LME Copper Futures^	12/2015	131,553	129,230	(2,323)
2	J.P. Morgan	LME Copper Futures^	12/2015	269,133	258,400	(10,733)
77	J.P. Morgan	LME Copper Futures^	12/2015	10,276,701	9,943,587	(333,114)
3	J.P. Morgan	LME Copper Futures^	12/2015	399,261	387,525	(11,736)
2	J.P. Morgan	LME Copper Futures^	12/2015	270,383	258,125	(12,258)
7	J.P. Morgan	LME Lead Futures^	10/2015	304,167	291,543	(12,624)
2	J.P. Morgan	LME Lead Futures^	10/2015	85,684	83,312	(2,372)
1	J.P. Morgan	LME Lead Futures^	11/2015	42,577	41,680	(897)
1	J.P. Morgan	LME Lead Futures^	11/2015	43,052	41,737	(1,315)
3	J.P. Morgan	LME Lead Futures^	11/2015	129,757	125,274	(4,483)
6	J.P. Morgan	LME Lead Futures^	12/2015	260,578	250,641	(9,937)
1	J.P. Morgan	LME Lead Futures^	12/2015	43,324	41,777	(1,547)
4	J.P. Morgan	LME Lead Futures^	12/2015	168,949	167,238	(1,711)
35	J.P. Morgan	LME Lead Futures^	12/2015	1,529,636	1,463,437	(66,199)
2	J.P. Morgan	LME Lead Futures^	12/2015	86,320	83,611	(2,709)
1	J.P. Morgan	LME Lead Futures^	12/2015	41,300	41,795	495
3	J.P. Morgan	LME Nickel Futures^	10/2015	205,207	186,784	(18,423)
4	J.P. Morgan	LME Nickel Futures^	10/2015	271,570	249,098	(22,472)
2	J.P. Morgan	LME Nickel Futures^	11/2015	130,205	124,595	(5,610)
3	J.P. Morgan	LME Nickel Futures^	11/2015	188,448	186,984	(1,464)
2	J.P. Morgan	LME Nickel Futures^	11/2015	119,738	124,668	4,930
1	J.P. Morgan	LME Nickel Futures^	12/2015	59,146	62,345	3,199
3	J.P. Morgan	LME Nickel Futures^	12/2015	182,649	187,115	4,466
22	J.P. Morgan	LME Nickel Futures^	12/2015	1,402,861	1,372,272	(30,589)
3	J.P. Morgan	LME Nickel Futures^	12/2015	181,361	187,110	5,749
2	J.P. Morgan	LME Nickel Futures^	12/2015	117,755	124,794	7,039
5	J.P. Morgan	LME Zinc Futures^	10/2015	253,765	208,875	(44,890)
3	J.P. Morgan	LME Zinc Futures^	10/2015	154,320	126,075	(28,245)
2	J.P. Morgan	LME Zinc Futures^	10/2015	100,756	84,067	(16,689)
8	J.P. Morgan	LME Zinc Futures^	10/2015	396,420	336,428	(59,992)
2	J.P. Morgan	LME Zinc Futures^	11/2015	94,255	84,181	(10,074)
18	J.P. Morgan	LME Zinc Futures^	11/2015	797,894	758,137	(39,757)
10	J.P. Morgan	LME Zinc Futures^	11/2015	457,530	421,255	(36,275)
6	J.P. Morgan	LME Zinc Futures^	11/2015	266,902	252,894	(14,008)
3	J.P. Morgan	LME Zinc Futures^	12/2015	137,182	126,507	(10,675)
6	J.P. Morgan	LME Zinc Futures^	12/2015	270,915	253,157	(17,758)
101	J.P. Morgan	LME Zinc Futures^	12/2015	5,144,918	4,261,569	(883,349)
6	J.P. Morgan	LME Zinc Futures^	12/2015	263,415	253,238	(10,177)
1	J.P. Morgan	LME Zinc Futures^	12/2015	41,702	42,193	491
7	J.P. Morgan	LME Zinc Futures^	12/2015	283,983	295,466	11,483

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
17	Morgan Stanley and Co., International PLC	Natural Gas Futures^	11/2015	$492,512	$459,170	$(33,342)
72	Morgan Stanley and Co., International PLC	Silver Futures^	12/2015	5,313,101	5,226,480	(86,621)
64	Morgan Stanley and Co., International PLC	Soybean Futures^	01/2016	2,818,770	2,860,800	42,030
25	Morgan Stanley and Co., International PLC	Soybean Meal Futures^	12/2015	792,421	772,500	(19,921)
224	Morgan Stanley and Co., International PLC	Soybean Oil Futures^	12/2015	4,180,220	3,674,496	(505,724)
303	Morgan Stanley and Co., International PLC	Sugar #11 (World Markets) Futures^	02/2016	4,051,465	4,370,957	319,492
128	Morgan Stanley and Co., International PLC	WTI Crude Futures^	11/2015	5,852,584	5,831,680	(20,904)

				104,911,773	101,558,931	(3,352,842)

Short Contracts:
11	Morgan Stanley and Co., International PLC	Cocoa Futures^	12/2015	$(352,203)	$(342,540)	$9,663
6	J.P. Morgan	LME Aluminum Futures^	10/2015	(259,482)	(235,012)	24,470
9	J.P. Morgan	LME Aluminum Futures^	10/2015	(381,148)	(353,016)	28,132
5	J.P. Morgan	LME Aluminum Futures^	10/2015	(211,235)	(196,189)	15,046
11	J.P. Morgan	LME Aluminum Futures^	10/2015	(470,223)	(432,985)	37,238
7	J.P. Morgan	LME Aluminum Futures^	10/2015	(290,483)	(274,356)	16,127
40	J.P. Morgan	LME Aluminum Futures^	10/2015	(1,646,839)	(1,560,550)	86,289
29	J.P. Morgan	LME Aluminum Futures^	11/2015	(1,154,326)	(1,129,790)	24,536
6	J.P. Morgan	LME Aluminum Futures^	11/2015	(234,607)	(234,412)	195
35	J.P. Morgan	LME Aluminum Futures^	11/2015	(1,380,664)	(1,368,053)	12,611
13	J.P. Morgan	LME Aluminum Futures^	11/2015	(509,788)	(508,976)	812
1	J.P. Morgan	LME Aluminum Futures^	12/2015	(39,997)	(39,198)	799
17	J.P. Morgan	LME Aluminum Futures^	12/2015	(692,708)	(668,261)	24,447
160	J.P. Morgan	LME Aluminum Futures^	12/2015	(6,608,773)	(6,292,000)	316,773
33	J.P. Morgan	LME Aluminum Futures^	12/2015	(1,336,199)	(1,297,964)	38,235
4	J.P. Morgan	LME Aluminum Futures^	12/2015	(158,139)	(157,529)	610
11	J.P. Morgan	LME Aluminum Futures^	12/2015	(427,186)	(433,596)	(6,410)
3	J.P. Morgan	LME Copper Futures^	10/2015	(402,743)	(388,248)	14,495
13	J.P. Morgan	LME Copper Futures^	10/2015	(1,696,543)	(1,682,037)	14,506
3	J.P. Morgan	LME Copper Futures^	10/2015	(395,993)	(388,131)	7,862
4	J.P. Morgan	LME Copper Futures^	11/2015	(519,385)	(517,400)	1,985
1	J.P. Morgan	LME Copper Futures^	11/2015	(126,935)	(129,313)	(2,378)
4	J.P. Morgan	LME Copper Futures^	11/2015	(503,802)	(517,058)	(13,256)
14	J.P. Morgan	LME Copper Futures^	11/2015	(1,769,952)	(1,809,458)	(39,506)
1	J.P. Morgan	LME Copper Futures^	12/2015	(127,498)	(129,235)	(1,737)
1	J.P. Morgan	LME Copper Futures^	12/2015	(129,362)	(129,230)	132
2	J.P. Morgan	LME Copper Futures^	12/2015	(268,745)	(258,400)	10,345

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
3	J.P. Morgan	LME Copper Futures^	12/2015	$(398,974)	$(387,525)	$11,449
28	J.P. Morgan	LME Copper Futures^	12/2015	(3,663,124)	(3,615,850)	47,274
2	J.P. Morgan	LME Copper Futures^	12/2015	(267,995)	(258,125)	9,870
4	J.P. Morgan	LME Copper Futures^	03/2016	(509,140)	(515,200)	(6,060)
7	J.P. Morgan	LME Lead Futures^	10/2015	(298,995)	(291,543)	7,452
2	J.P. Morgan	LME Lead Futures^	10/2015	(85,845)	(83,312)	2,533
1	J.P. Morgan	LME Lead Futures^	11/2015	(42,905)	(41,680)	1,225
1	J.P. Morgan	LME Lead Futures^	11/2015	(42,501)	(41,737)	764
3	J.P. Morgan	LME Lead Futures^	11/2015	(125,983)	(125,275)	708
6	J.P. Morgan	LME Lead Futures^	12/2015	(260,685)	(250,641)	10,044
1	J.P. Morgan	LME Lead Futures^	12/2015	(43,098)	(41,777)	1,321
11	J.P. Morgan	LME Lead Futures^	12/2015	(477,701)	(459,938)	17,763
4	J.P. Morgan	LME Lead Futures^	12/2015	(166,490)	(167,238)	(748)
2	J.P. Morgan	LME Lead Futures^	12/2015	(85,295)	(83,610)	1,685
1	J.P. Morgan	LME Lead Futures^	12/2015	(41,497)	(41,795)	(298)
1	J.P. Morgan	LME Lead Futures^	03/2016	(43,373)	(42,069)	1,304
3	J.P. Morgan	LME Nickel Futures^	10/2015	(206,481)	(186,785)	19,696
4	J.P. Morgan	LME Nickel Futures^	10/2015	(267,770)	(249,097)	18,673
2	J.P. Morgan	LME Nickel Futures^	11/2015	(130,537)	(124,595)	5,942
3	J.P. Morgan	LME Nickel Futures^	11/2015	(186,293)	(186,984)	(691)
2	J.P. Morgan	LME Nickel Futures^	11/2015	(118,449)	(124,668)	(6,219)
1	J.P. Morgan	LME Nickel Futures^	12/2015	(59,278)	(62,345)	(3,067)
10	J.P. Morgan	LME Nickel Futures^	12/2015	(669,194)	(623,759)	45,435
3	J.P. Morgan	LME Nickel Futures^	12/2015	(179,273)	(187,115)	(7,842)
3	J.P. Morgan	LME Nickel Futures^	12/2015	(179,363)	(187,110)	(7,747)
2	J.P. Morgan	LME Nickel Futures^	12/2015	(118,225)	(124,794)	(6,569)
5	J.P. Morgan	LME Zinc Futures^	10/2015	(256,085)	(208,875)	47,210
3	J.P. Morgan	LME Zinc Futures^	10/2015	(153,368)	(126,075)	27,293
2	J.P. Morgan	LME Zinc Futures^	10/2015	(100,695)	(84,066)	16,629
8	J.P. Morgan	LME Zinc Futures^	10/2015	(388,080)	(336,428)	51,652
2	J.P. Morgan	LME Zinc Futures^	11/2015	(94,696)	(84,180)	10,516
18	J.P. Morgan	LME Zinc Futures^	11/2015	(809,997)	(758,138)	51,859
10	J.P. Morgan	LME Zinc Futures^	11/2015	(450,838)	(421,255)	29,583
6	J.P. Morgan	LME Zinc Futures^	11/2015	(263,098)	(252,894)	10,204
3	J.P. Morgan	LME Zinc Futures^	12/2015	(137,757)	(126,507)	11,250
6	J.P. Morgan	LME Zinc Futures^	12/2015	(274,082)	(253,156)	20,926
71	J.P. Morgan	LME Zinc Futures^	12/2015	(3,360,915)	(2,995,756)	365,159
6	J.P. Morgan	LME Zinc Futures^	12/2015	(269,645)	(253,238)	16,407
1	J.P. Morgan	LME Zinc Futures^	12/2015	(41,643)	(42,194)	(551)
7	J.P. Morgan	LME Zinc Futures^	12/2015	(288,383)	(295,467)	(7,084)
10	J.P. Morgan	LME Zinc Futures^	03/2016	(460,470)	(423,999)	36,471

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
84	Morgan Stanley and Co., International PLC	Wheat Futures^	12/2015	$(2,096,145)	$(2,153,550)	$(57,405)

				(40,209,319)	(38,793,282)	1,416,037

				$64,702,454	$62,765,649	$(1,936,805)

^	Represents positions held in the respective Subsidiary (See Note 2).

USD - United States Dollar

Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at September 30, 2015 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
Citibank
Money Market Funds	$2,200,101	$—	$2,200,101

Deutsche Bank
Money Market Funds	1,130,024	—	1,130,024

Goldman Sachs
Cash	—	100,064	100,064

J.P. Morgan
Cash	—	3,312,763	3,312,763

Morgan Stanley and Co., International PLC
Cash	—	3,520,432	3,520,432

See notes to Schedule of Investments.

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR RISK PARITY FUND

	INTEREST RATE	MATURITY DATE	CURRENCY	PRINCIPAL AMOUNT (000’S)		VALUE (Note 5)
GOVERNMENT RELATED OBLIGATIONS - 12.6%
Sovereign Debt - 12.6%
Deutsche Bundesrepublik Inflation Linked Bond (Germany)	0.100%	04/15/23	EUR	11,982		$14,016,890
Deutsche Bundesrepublik Inflation Linked Bond (Germany)	0.750%	04/15/18	EUR	10,814		12,443,065
Deutsche Bundesrepublik Inflation Linked Bond (Germany)	1.750%	04/15/20	EUR	5,792		7,153,466
France Government Bond OAT (France)	0.250%	07/25/18	EUR	4,876		5,612,982
France Government Bond OAT (France)	0.250%	07/25/24	EUR	405		475,469
France Government Bond OAT (France)	1.198%	07/25/22	EUR	974		1,209,779
France Government Bond OAT (France)	1.300%	07/25/19	EUR	10,455		12,621,555
France Government Bond OAT (France)	2.100%	07/25/23	EUR	440		589,125
United Kingdom Index Linked Treasury Gilt (United Kingdom)	0.125%	03/22/24	GBP	2,347		3,844,686
United Kingdom Treasury Gilt (United Kingdom)	1.875%	11/22/22	GBP	7,670		14,053,894

TOTAL GOVERNMENT RELATED OBLIGATIONS (cost $77,707,614)						72,020,911

U.S. TREASURY OBLIGATIONS - 16.2%
U.S. Treasury Inflation Protected Securities - 16.2%
U.S. Treasury Inflation Protected Securities	0.125%	04/15/18	USD	31,200		32,174,171
U.S. Treasury Inflation Protected Securities	0.125%	04/15/19	USD	28,600		29,029,740
U.S. Treasury Inflation Protected Securities	0.125%	07/15/24	USD	6,800		6,521,006
U.S. Treasury Inflation Protected Securities	0.250%	01/15/25	USD	7,700		7,436,363
U.S. Treasury Inflation Protected Securities	0.375%	07/15/23	USD	6,600		6,651,063
U.S. Treasury Inflation Protected Securities	0.625%	01/15/24	USD	4,200		4,275,049
U.S. Treasury Inflation Protected Securities	2.125%	01/15/19	USD	5,400		6,394,200

TOTAL U.S. TREASURY OBLIGATIONS (cost $93,612,817)						92,481,592

				SHARES
MONEY MARKET FUNDS - 45.2%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.010% ^(a)				14,573,871		14,573,871
Dreyfus Treasury Cash Management, Class I, 0.010% ^(a)				58,295,483		58,295,483
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.000% ^(a)(b)				106,419,463		106,419,463
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% ^(a)(b)				6,214,367		6,214,367
UBS Money Series - UBS Select Treasury Preferred Fund, Class I, 0.010% ^(a)				72,870,199		72,870,199

TOTAL MONEY MARKET FUNDS (cost $258,373,383)						258,373,383

				PRINCIPAL AMOUNT (000’S	)
SHORT-TERM INVESTMENTS - 21.8%
U.S. Treasury Bill, 0.000%, 03/31/2016 (c)				$4,773		4,773,190
U.S. Treasury Bill, 0.071%, 12/03/2015 ^(c)(d)				3,307		3,307,073
U.S. Treasury Bill, 0.083%, 10/01/2015 (c)				10,321		10,320,500
U.S. Treasury Bill, 0.085%, 11/27/2015 ^(c)				4,190		4,191,067
U.S. Treasury Bill, 0.096%, 10/08/2015 (c)(d)				10,320		10,320,531
U.S. Treasury Bill, 0.141%, 01/28/2016 ^(c)				9,652		9,656,643
U.S. Treasury Bill, 0.161%, 02/04/2016 ^(c)				55,402		55,429,342

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR RISK PARITY FUND

	PRINCIPAL AMOUNT (000’S	)	VALUE (Note 5)
SHORT-TERM INVESTMENTS - 21.8% (continued)
U.S. Treasury Bill, 0.238%, 02/18/2016 ^(c)	$3,160		$3,162,709
U.S. Treasury Bill, 0.264%, 03/03/2016 (c)	23,337		23,360,383

TOTAL SHORT-TERM INVESTMENTS (cost $124,461,544)			124,521,438

TOTAL INVESTMENTS IN SECURITIES, AT VALUE - 95.8% (cost $554,155,358)			547,397,324

OTHER ASSETS IN EXCESS OF LIABILITIES - 4.2% (e)			23,984,964

NET ASSETS - 100.0%			$571,382,288

All securities are United States companies, unless noted otherwise in parentheses.

(a)	Represents annualized seven-day yield as of the close of the reporting period.
(b)	All or a portion of the security is pledged as collateral to the brokers for forward foreign currency exchange and swap contracts.
(c)	The rate shown is the effective yield at the date of purchase.
(d)	All or a portion of the security is pledged as collateral to the brokers for futures contracts.
(e)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
^	All or a portion represents positions held in the respective Subsidiary (See Note 2).

All securities are Level 2 with respect to ASC 820 (See Note 5).

The following abbreviations are used in portfolio descriptions:

EUR - Euro

GBP - British Pound

USD - United States Dollar

Credit default swap contracts sell protection as of September 30, 2015:

COUNTERPARTY	REFERENCE ENTITY	FIXED ANNUAL RATE RECEIVED BY FUND	CURRENCY	CREDIT SPREAD	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Exchange Cleared
CitiBank	iTraxx Europe Crossover Series 24.V1	5.000%	EUR	3.724%	$47,975,000	$4,054,954	12/20/2020	$(857,098)
CitiBank	iTraxx Europe Series 24.V1	1.000%	EUR	0.904%	100,250,000	1,178,554	12/20/2020	(589,365)
CitiBank	Markit CDX Emerging Market Index Series 24.V1	1.000%	USD	3.864%	18,000,000	(2,124,696)	12/20/2020	(193,856)
CitiBank	Markit CDX North America High Yield Index Series 25.V1	5.000%	USD	5.002%	24,800,000	24,222	12/20/2020	(16,723)
CitiBank	Markit CDX North America Investment Grade Index Series 25.V1	1.000%	USD	0.928%	112,625,000	1,008,672	12/20/2020	(565,985)

						$4,141,706		$(2,223,027)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR RISK PARITY FUND

Interest rate swap contracts outstanding as of September 30, 2015:

COUNTERPARTY†	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	CURRENCY	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Exchange Cleared
CitiBank	6 Month Prague Interbank Offered Rate	0.500%	CZK	50,000,000	$(25,989)	03/17/2021	$26,072
CitiBank	6 Month Prague Interbank Offered Rate	0.500%	CZK	186,000,000	(49,263)	03/17/2021	49,571
CitiBank	3 Month Hong Kong Interbank Offered Rate	2.000%	HKD	128,000,000	151,894	03/17/2021	205,698
CitiBank	3 Month Hong Kong Interbank Offered Rate	2.000%	HKD	27,000,000	23,138	03/17/2021	52,292
CitiBank	6 Month Budapest Interbank Offered Rate	2.500%	HUF	2,330,000,000	10,693	03/17/2021	138,451
CitiBank	6 Month Budapest Interbank Offered Rate	2.500%	HUF	600,000,000	(39)	03/17/2021	38,446
CitiBank	6 Month Warsaw Interbank Offered Rate	2.500%	PLN	63,800,000	203,965	03/17/2021	117,217
CitiBank	6 Month Warsaw Interbank Offered Rate	2.500%	PLN	15,000,000	29,675	03/17/2021	45,838
CitiBank	6 Month Singapore Interbank Offered Rate	2.500%	SGD	14,300,000	(151,243)	03/17/2021	114,347
CitiBank	6 Month Singapore Interbank Offered Rate	2.500%	SGD	19,000,000	(225,135)	03/17/2021	176,113
CitiBank	6 Month Singapore Interbank Offered Rate	2.500%	SGD	10,000,000	(50,046)	03/17/2021	24,245
CitiBank	6 Month Singapore Interbank Offered Rate	2.500%	SGD	200,000	(1,466)	03/17/2021	950
CitiBank	6 Month Singapore Interbank Offered Rate	2.500%	SGD	14,300,000	(114,135)	03/17/2021	77,240
CitiBank	3 Month Johannesburg Interbank Agreed Rate	8.000%	ZAR	30,000,000	(7,916)	03/17/2021	222
CitiBank	3 Month Johannesburg Interbank Agreed Rate	8.000%	ZAR	30,000,000	(8,419)	03/17/2021	725
CitiBank	3 Month Johannesburg Interbank Agreed Rate	8.000%	ZAR	260,300,000	(264,436)	03/17/2021	197,676
Over the Counter
CitiBank	1.790%	(1)	KRW*	11,400,000,000	—	09/16/2020	(59,096)
CitiBank	1.793%	(1)	KRW*	1,000,000,000	—	09/16/2020	(5,285)
CitiBank	1.800%	(1)	KRW*	11,400,000,000	—	09/16/2020	(63,710)
CitiBank	1.800%	(1)	KRW*	15,200,000,000	—	09/16/2020	(84,947)
CitiBank	1.805%	(1)	KRW*	4,000,000,000	—	09/16/2020	(23,163)
CitiBank	1.810%	(1)	KRW*	4,000,000,000	—	09/16/2020	(23,973)
CitiBank	1.820%	(1)	KRW*	10,000,000,000	—	09/16/2020	(63,981)
CitiBank	1.830%	(1)	KRW*	10,000,000,000	—	09/16/2020	(68,028)
CitiBank	1.871%	(1)	KRW*	1,000,000,000	—	09/16/2020	(8,462)
CitiBank	1.875%	(1)	KRW*	1,000,000,000	—	09/16/2020	(8,624)
CitiBank	1.990%	(1)	KRW*	2,000,000,000	—	09/16/2020	(26,557)
CitiBank	1.992%	(1)	KRW*	1,000,000,000	—	09/16/2020	(13,339)
CitiBank	2.015%	(1)	KRW*	1,000,000,000	—	09/16/2020	(14,291)
CitiBank	2.120%	(1)	KRW*	2,000,000,000	—	09/16/2020	(37,079)
CitiBank	2.185%	(1)	KRW*	1,000,000,000	—	09/16/2020	(21,170)
CitiBank	2.210%	(1)	KRW*	3,000,000,000	—	09/16/2020	(66,547)
CitiBank	3 Month Korean Certificate of Deposit	1.815%	KRW*	1,000,000,000	—	09/16/2020	6,195
CitiBank	3 Month Korean Certificate of Deposit	1.842%	KRW*	11,400,000,000	—	03/17/2021	63,608
CitiBank	3 Month Korean Certificate of Deposit	1.845%	KRW*	1,000,000,000	—	09/16/2020	7,410
CitiBank	3 Month Korean Certificate of Deposit	1.850%	KRW*	1,000,000,000	—	09/16/2020	7,612
CitiBank	3 Month Korean Certificate of Deposit	1.860%	KRW*	11,400,000,000	—	03/17/2021	71,622

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR RISK PARITY FUND

COUNTERPARTY†	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	CURRENCY	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Over the Counter
CitiBank	3 Month Korean Certificate of Deposit	1.860%	KRW*	2,000,000,000	$—	09/16/2020	$16,034
CitiBank	3 Month Korean Certificate of Deposit	1.860%	KRW*	15,200,000,000	—	03/17/2021	95,496
CitiBank	3 Month Korean Certificate of Deposit	1.887%	KRW*	1,000,000,000	—	09/16/2020	9,130
CitiBank	3 Month Korean Certificate of Deposit	1.897%	KRW*	2,000,000,000	—	09/16/2020	19,069
CitiBank	3 Month Korean Certificate of Deposit	1.920%	KRW*	9,000,000,000	—	03/17/2021	78,238
CitiBank	3 Month Korean Certificate of Deposit	1.920%	KRW*	3,000,000,000	—	09/16/2020	31,336
CitiBank	3 Month Korean Certificate of Deposit	1.960%	KRW*	2,000,000,000	—	09/16/2020	24,128
CitiBank	3 Month Korean Certificate of Deposit	1.992%	KRW*	1,000,000,000	—	09/16/2020	13,379
CitiBank	3 Month Korean Certificate of Deposit	1.997%	KRW*	1,000,000,000	—	09/16/2020	13,582
CitiBank	3 Month Korean Certificate of Deposit	2.005%	KRW*	20,800,000,000	—	09/16/2020	288,818
CitiBank	3 Month Korean Certificate of Deposit	2.017%	KRW*	2,000,000,000	—	09/16/2020	28,782
CitiBank	3 Month Korean Certificate of Deposit	2.020%	KRW*	1,000,000,000	—	09/16/2020	14,493
CitiBank	3 Month Korean Certificate of Deposit	2.030%	KRW*	2,000,000,000	—	09/16/2020	29,795
CitiBank	3 Month Korean Certificate of Deposit	2.037%	KRW*	2,000,000,000	—	09/16/2020	30,402
CitiBank	3 Month Korean Certificate of Deposit	2.049%	KRW*	1,000,000,000	—	09/16/2020	15,666
CitiBank	3 Month Korean Certificate of Deposit	2.050%	KRW*	15,600,000,000	—	09/16/2020	245,025
CitiBank	3 Month Korean Certificate of Deposit	2.059%	KRW*	15,600,000,000	—	09/16/2020	250,707
CitiBank	3 Month Korean Certificate of Deposit	2.060%	KRW*	2,000,000,000	—	09/16/2020	32,223
CitiBank	3 Month Korean Certificate of Deposit	2.065%	KRW*	2,000,000,000	—	09/16/2020	32,628

					$(478,722)		$2,102,229

†	Forward effective date swap (See Note 4).
*	Non-deliverable swap (See Note 4).
(1)	3 month Korean Certificate of Deposit

Total return swap contracts outstanding as of September 30, 2015:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Morgan Stanley and Co., International PLC	Bovespa Index October Futures	10/2015	BRL	2,959,559	$(66,170)
CitiBank	Corn December Futures^	12/2015	USD	788,602	25,661
CitiBank	Corn December Futures^	12/2015	USD	(933,713)	119,386
Deutsche Bank	Corn December Futures^	12/2015	USD	2,141,100	(124,800)
Macquarie Capital	Corn December Futures^	12/2015	USD	209,608	3,655

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR RISK PARITY FUND

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
CitiBank	Cotton No. 2 December Futures^	12/2015	USD	754,688	$(59,628)
Deutsche Bank	Cotton No. 2 December Futures^	12/2015	USD	651,750	(47,350)
Deutsche Bank	Cotton No. 2 December Futures^	12/2015	USD	(598,440)	24,260
Macquarie Capital	Cotton No. 2 December Futures^	12/2015	USD	193,600	(12,280)
Bank of America	Hang Seng Index October Futures	10/2015	HKD	4,240,010	(10,529)
Bank of America	H-SHARES Index October Futures	10/2015	HKD	24,328,259	(53,790)
Goldman Sachs	H-SHARES Index October Futures	10/2015	HKD	8,051,866	(10,504)
Morgan Stanley and Co., International PLC	KOSPI Index 200 December Futures	12/2015	KRW	236,033,889	315
Deutsche Bank	Lean Hogs December Futures^	12/2015	USD	(77,396)	(2,674)
Deutsche Bank	Lean Hogs December Futures^	12/2015	USD	127,111	6,339
Macquarie Capital	Lean Hogs December Futures^	12/2015	USD	1,018,465	49,135
Merrill Lynch	Lean Hogs December Futures^	12/2015	USD	408,540	18,500
Deutsche Bank	Lean Hogs October Futures^	10/2015	USD	1,016,237	160,163
Deutsche Bank	Lean Hogs October Futures^	10/2015	USD	(1,073,635)	(102,765)
Merrill Lynch	Lean Hogs October Futures^	10/2015	USD	407,180	63,375
Merrill Lynch	Lean Hogs October Futures^	10/2015	USD	(438,200)	(32,358)
Deutsche Bank	Live Cattle December Futures^	12/2015	USD	2,881,990	(263,490)
Merrill Lynch	Live Cattle December Futures^	12/2015	USD	1,726,000	(154,828)
Merrill Lynch	Live Cattle December Futures^	12/2015	USD	(1,154,990)	107,540
Deutsche Bank	Live Cattle October Futures^	10/2015	USD	6,238,988	(1,102,378)
Deutsche Bank	Live Cattle October Futures^	10/2015	USD	(5,970,799)	834,189
Merrill Lynch	Live Cattle October Futures^	10/2015	USD	3,501,540	(608,995)
Merrill Lynch	Live Cattle October Futures^	10/2015	USD	(3,297,730)	405,214
CitiBank	LME Aluminum December Futures^	12/2015	USD	(11,199,963)	739,513
CitiBank	LME Aluminum December Futures^	12/2015	USD	11,768,075	(1,307,625)
CitiBank	LME Copper December Futures^	12/2015	USD	13,390,875	(1,768,500)
CitiBank	LME Copper December Futures^	12/2015	USD	(12,385,850)	763,475
CitiBank	LME Lead December Futures^	12/2015	USD	(1,030,306)	68,619
CitiBank	LME Lead December Futures^	12/2015	USD	1,110,075	(148,388)
CitiBank	LME Nickel December Futures^	12/2015	USD	(551,808)	52,800
CitiBank	LME Nickel December Futures^	12/2015	USD	612,000	(112,992)
CitiBank	LME Zinc December Futures^	12/2015	USD	(5,101,075)	839,506
CitiBank	LME Zinc December Futures^	12/2015	USD	5,518,650	(1,257,081)
Morgan Stanley and Co., International PLC	MSCI Taiwan Stock Index October Futures	10/2015	USD	1,902,471	(3,021)
Morgan Stanley and Co., International PLC	SGX S&P CNX Nifty Index October Futures	10/2015	USD	531,338	11,030
CitiBank	Soybean January Futures^	01/2016	USD	6,643,959	(260,602)
CitiBank	Soybean January Futures^	01/2016	USD	(4,809,159)	345,133
Macquarie Capital	Soybean January Futures^	01/2016	USD	842,731	6,569
CitiBank	Soybean Meal December Futures^	12/2015	USD	1,684,437	43,517
CitiBank	Soybean Meal December Futures^	12/2015	USD	(1,307,165)	103,711
Deutsche Bank	Soybean Meal December Futures^	12/2015	USD	(238,595)	22,295
Deutsche Bank	Soybean Meal December Futures^	12/2015	USD	210,155	6,145
Merrill Lynch	Soybean Meal December Futures^	12/2015	USD	1,238,160	59,618
Merrill Lynch	Soybean Meal December Futures^	12/2015	USD	(1,333,060)	35,247
CitiBank	Soybean November Futures^	11/2015	USD	(8,521,795)	311,366
CitiBank	Soybean November Futures^	11/2015	USD	8,728,689	(518,226)
Morgan Stanley and Co., International PLC	Swiss Market Index December Futures	12/2015	CHF	1,301,220	(28,739)
CitiBank	Wheat December Futures^	12/2015	USD	(322,976)	(10,307)
CitiBank	Wheat December Futures^	12/2015	USD	964,845	(41,877)
Merrill Lynch	Wheat December Futures^	12/2015	USD	899,300	(27,615)
Merrill Lynch	Wheat December Futures^	12/2015	USD	(719,200)	1,350

					$(2,909,886)

^	Represents positions held in the respective Subsidiary (See Note 2).

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR RISK PARITY FUND

Open futures contracts outstanding at September 30, 2015:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
99	Goldman Sachs	Brent Crude Futures^	12/2015	$4,991,355	$4,921,290	$(70,065)
4	Morgan Stanley and Co., International PLC	Cocoa Futures^	12/2015	127,466	124,560	(2,906)
31	Morgan Stanley and Co., International PLC	Coffee ‘C’ Futures^	12/2015	1,481,040	1,410,694	(70,346)
161	Morgan Stanley and Co., International PLC	Corn Futures^	12/2015	3,092,542	3,121,387	28,845
22	Morgan Stanley and Co., International PLC	Cotton No. 2 Futures^	12/2015	690,683	664,840	(25,843)
3	Morgan Stanley and Co., International PLC	Feeder Cattle Futures^	01/2016	285,075	250,913	(34,162)
39	Goldman Sachs	Gas Oil Futures^	12/2015	1,862,574	1,830,075	(32,499)
18	Morgan Stanley and Co., International PLC	Gasoline RBOB Futures^	11/2015	1,022,814	1,010,621	(12,193)
84	Morgan Stanley and Co., International PLC	Gold 100 OZ Futures^	12/2015	9,272,512	9,367,680	95,168
25	Morgan Stanley and Co., International PLC	Heating Oil ULSD Futures^	11/2015	1,669,346	1,634,640	(34,706)
7	Morgan Stanley and Co., International PLC	Live Cattle Futures^	12/2015	377,626	366,590	(11,036)
4	J.P. Morgan	LME Aluminum Futures^	10/2015	166,010	156,775	(9,235)
17	J.P. Morgan	LME Aluminum Futures^	10/2015	704,267	661,194	(43,073)
33	J.P. Morgan	LME Aluminum Futures^	11/2015	1,309,356	1,285,622	(23,734)
29	J.P. Morgan	LME Aluminum Futures^	11/2015	1,139,549	1,133,530	(6,019)
9	J.P. Morgan	LME Aluminum Futures^	11/2015	350,347	352,201	1,854
42	J.P. Morgan	LME Aluminum Futures^	11/2015	1,627,186	1,644,384	17,198
4	J.P. Morgan	LME Aluminum Futures^	12/2015	160,012	156,794	(3,218)
7	J.P. Morgan	LME Aluminum Futures^	12/2015	284,042	274,454	(9,588)
3	J.P. Morgan	LME Aluminum Futures^	12/2015	122,634	117,818	(4,816)
217	J.P. Morgan	LME Aluminum Futures^	12/2015	9,102,325	8,533,525	(568,800)
19	J.P. Morgan	LME Aluminum Futures^	12/2015	767,172	747,313	(19,859)
29	J.P. Morgan	LME Aluminum Futures^	03/2016	1,160,071	1,150,937	(9,134)
1	J.P. Morgan	LME Copper Futures^	10/2015	134,440	129,415	(5,025)
2	J.P. Morgan	LME Copper Futures^	10/2015	264,005	258,754	(5,251)
3	J.P. Morgan	LME Copper Futures^	11/2015	390,007	388,050	(1,957)
6	J.P. Morgan	LME Copper Futures^	11/2015	762,765	775,587	12,822
5	J.P. Morgan	LME Copper Futures^	11/2015	630,640	646,258	15,618
19	J.P. Morgan	LME Copper Futures^	11/2015	2,363,972	2,455,693	91,721
1	J.P. Morgan	LME Copper Futures^	12/2015	127,502	129,234	1,732
63	J.P. Morgan	LME Copper Futures^	12/2015	8,459,317	8,135,663	(323,654)
6	J.P. Morgan	LME Copper Futures^	03/2016	740,565	772,800	32,235
1	J.P. Morgan	LME Lead Futures^	10/2015	42,927	41,656	(1,271)
1	J.P. Morgan	LME Lead Futures^	11/2015	42,052	41,752	(300)
8	J.P. Morgan	LME Lead Futures^	11/2015	333,357	334,066	709
7	J.P. Morgan	LME Lead Futures^	12/2015	303,267	292,436	(10,831)
1	J.P. Morgan	LME Lead Futures^	12/2015	42,895	41,797	(1,098)
27	J.P. Morgan	LME Lead Futures^	12/2015	1,183,666	1,128,937	(54,729)
3	J.P. Morgan	LME Lead Futures^	12/2015	129,480	125,416	(4,064)
1	J.P. Morgan	LME Lead Futures^	12/2015	42,543	41,769	(774)
3	J.P. Morgan	LME Nickel Futures^	10/2015	199,987	186,838	(13,149)
2	J.P. Morgan	LME Nickel Futures^	11/2015	116,525	124,668	8,143
3	J.P. Morgan	LME Nickel Futures^	12/2015	179,079	187,042	7,963
15	J.P. Morgan	LME Nickel Futures^	12/2015	971,462	935,640	(35,822)
4	J.P. Morgan	LME Nickel Futures^	12/2015	241,815	249,480	7,665

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR RISK PARITY FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
3	J.P. Morgan	LME Zinc Futures^	10/2015	$151,134	$126,100	$(25,034)
9	J.P. Morgan	LME Zinc Futures^	11/2015	424,147	378,812	(45,335)
32	J.P. Morgan	LME Zinc Futures^	11/2015	1,464,094	1,348,016	(116,078)
4	J.P. Morgan	LME Zinc Futures^	11/2015	174,510	168,569	(5,941)
11	J.P. Morgan	LME Zinc Futures^	11/2015	473,914	463,639	(10,275)
4	J.P. Morgan	LME Zinc Futures^	12/2015	180,610	168,771	(11,839)
75	J.P. Morgan	LME Zinc Futures^	12/2015	3,763,384	3,164,531	(598,853)
3	J.P. Morgan	LME Zinc Futures^	12/2015	127,957	126,581	(1,376)
32	J.P. Morgan	LME Zinc Futures^	03/2016	1,372,478	1,356,800	(15,678)
32	Morgan Stanley and Co., International PLC	Natural Gas Futures^	11/2015	936,543	864,320	(72,223)
50	Morgan Stanley and Co., International PLC	Silver Futures^	12/2015	3,881,607	3,629,500	(252,107)
48	Morgan Stanley and Co., International PLC	Soybean Futures^	01/2016	2,133,591	2,145,600	12,009
22	Morgan Stanley and Co., International PLC	Soybean Meal Futures^	12/2015	687,229	679,800	(7,429)
131	Morgan Stanley and Co., International PLC	Soybean Oil Futures^	12/2015	2,397,632	2,148,924	(248,708)
216	Morgan Stanley and Co., International PLC	Sugar #11 (World Markets) Futures^	02/2016	2,876,202	3,115,930	239,728
4	Morgan Stanley and Co., International PLC	Wheat Futures^	12/2015	96,511	102,550	6,039
193	Morgan Stanley and Co., International PLC	WTI Crude Futures^	11/2015	8,888,934	8,793,080	(95,854)
15	Barclays Capital	CAC40 Index Futures	10/2015	769,174	746,116	(23,058)
3	Barclays Capital	DAX Index Futures	12/2015	854,749	809,515	(45,234)
31	Barclays Capital	E-Mini Russell 2000 Futures	12/2015	3,553,910	3,397,290	(156,620)
108	Barclays Capital	Euro Stoxx 50 Index	12/2015	3,846,230	3,730,194	(116,036)
9	Barclays Capital	FTSE 100 Index Futures	12/2015	818,863	819,403	540
12	J.P. Morgan	FTSE/JSE Top 40 Index Futures	12/2015	386,100	392,207	6,107
8	Barclays Capital	Hang Seng Index Futures	10/2015	1,088,062	1,073,129	(14,933)
17	Barclays Capital	H-SHARES Index Futures	10/2015	1,044,717	1,028,439	(16,278)
23	Barclays Capital	KOSPI Index 200 Futures	12/2015	2,228,522	2,293,596	65,074
1	Barclays Capital	MSCI Taiwan Stock Index Futures	10/2015	30,054	30,150	96
290	Barclays Capital	S&P 500 E-Mini Futures	12/2015	28,220,970	27,676,150	(544,820)
27	Barclays Capital	S&P MID 400 E-Mini Futures	12/2015	3,782,310	3,679,830	(102,480)
4	Barclays Capital	SPI 200 Index Futures	12/2015	352,772	351,442	(1,330)
42	Barclays Capital	TOPIX Index Futures	12/2015	5,050,970	4,941,691	(109,279)
39	Goldman Sachs	10-Year Japanese Government Bond Futures	12/2015	48,074,107	48,166,048	91,941
86	J.P. Morgan	Australia 10-Year Bond Futures	12/2015	7,743,786	7,811,789	68,003
112	Goldman Sachs	Canadian 10-Year Bond Futures	12/2015	12,020,702	11,899,948	(120,754)
534	Goldman Sachs	Euro-Bund Futures	12/2015	91,481,307	93,197,261	1,715,954
233	Goldman Sachs	Long Gilt Futures	12/2015	41,585,683	41,965,167	379,484
1,635	Morgan Stanley and Co., International PLC	U.S. Treasury 10-Year Note Futures	12/2015	208,668,914	210,480,703	1,811,789

				551,100,651	551,612,379	511,728

Short Contracts:
4	J.P. Morgan	LME Aluminum Futures^	10/2015	$(166,568)	$(156,775)	$9,793
17	J.P. Morgan	LME Aluminum Futures^	10/2015	(702,751)	(661,193)	41,558
33	J.P. Morgan	LME Aluminum Futures^	11/2015	(1,313,543)	(1,285,622)	27,921
29	J.P. Morgan	LME Aluminum Futures^	11/2015	(1,143,979)	(1,133,530)	10,449
9	J.P. Morgan	LME Aluminum Futures^	11/2015	(348,332)	(352,201)	(3,869)
42	J.P. Morgan	LME Aluminum Futures^	11/2015	(1,626,886)	(1,644,384)	(17,498)
4	J.P. Morgan	LME Aluminum Futures^	12/2015	(160,057)	(156,794)	3,263
7	J.P. Morgan	LME Aluminum Futures^	12/2015	(282,237)	(274,454)	7,783
3	J.P. Morgan	LME Aluminum Futures^	12/2015	(122,560)	(117,818)	4,742
138	J.P. Morgan	LME Aluminum Futures^	12/2015	(5,526,305)	(5,426,850)	99,455
19	J.P. Morgan	LME Aluminum Futures^	12/2015	(769,327)	(747,313)	22,014

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR RISK PARITY FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
1	J.P. Morgan	LME Copper Futures^	10/2015	$(134,248)	$(129,416)	$4,832
2	J.P. Morgan	LME Copper Futures^	10/2015	(264,690)	(258,753)	5,937
3	J.P. Morgan	LME Copper Futures^	11/2015	(389,539)	(388,050)	1,489
6	J.P. Morgan	LME Copper Futures^	11/2015	(755,704)	(775,587)	(19,883)
5	J.P. Morgan	LME Copper Futures^	11/2015	(619,388)	(646,258)	(26,870)
19	J.P. Morgan	LME Copper Futures^	11/2015	(2,373,292)	(2,455,693)	(82,401)
1	J.P. Morgan	LME Copper Futures^	12/2015	(127,104)	(129,234)	(2,130)
36	J.P. Morgan	LME Copper Futures^	12/2015	(4,516,509)	(4,648,950)	(132,441)
6	J.P. Morgan	LME Copper Futures^	03/2016	(763,710)	(772,800)	(9,090)
1	J.P. Morgan	LME Lead Futures^	10/2015	(42,868)	(41,656)	1,212
1	J.P. Morgan	LME Lead Futures^	11/2015	(41,365)	(41,752)	(387)
8	J.P. Morgan	LME Lead Futures^	11/2015	(332,260)	(334,066)	(1,806)
7	J.P. Morgan	LME Lead Futures^	12/2015	(301,683)	(292,436)	9,247
1	J.P. Morgan	LME Lead Futures^	12/2015	(43,148)	(41,798)	1,350
10	J.P. Morgan	LME Lead Futures^	12/2015	(418,969)	(418,125)	844
3	J.P. Morgan	LME Lead Futures^	12/2015	(127,943)	(125,416)	2,527
1	J.P. Morgan	LME Lead Futures^	12/2015	(42,548)	(41,769)	779
3	J.P. Morgan	LME Nickel Futures^	10/2015	(200,796)	(186,838)	13,958
2	J.P. Morgan	LME Nickel Futures^	11/2015	(115,457)	(124,668)	(9,211)
3	J.P. Morgan	LME Nickel Futures^	12/2015	(180,351)	(187,042)	(6,691)
5	J.P. Morgan	LME Nickel Futures^	12/2015	(316,908)	(311,880)	5,028
4	J.P. Morgan	LME Nickel Futures^	12/2015	(239,150)	(249,480)	(10,330)
3	J.P. Morgan	LME Zinc Futures^	10/2015	(151,043)	(126,100)	24,943
9	J.P. Morgan	LME Zinc Futures^	11/2015	(426,133)	(378,813)	47,320
32	J.P. Morgan	LME Zinc Futures^	11/2015	(1,442,680)	(1,348,016)	94,664
4	J.P. Morgan	LME Zinc Futures^	11/2015	(171,621)	(168,569)	3,052
11	J.P. Morgan	LME Zinc Futures^	11/2015	(471,967)	(463,639)	8,328
4	J.P. Morgan	LME Zinc Futures^	12/2015	(182,722)	(168,771)	13,951
63	J.P. Morgan	LME Zinc Futures^	12/2015	(2,746,174)	(2,658,206)	87,968
3	J.P. Morgan	LME Zinc Futures^	12/2015	(129,710)	(126,582)	3,128
32	J.P. Morgan	LME Zinc Futures^	03/2016	(1,473,506)	(1,356,800)	116,706

				(31,705,731)	(31,354,097)	351,634

				$519,394,920	$520,258,282	$863,362

^	Represents positions held in the respective Subsidiary (See Note 2).

Forward foreign currency exchange contracts outstanding as of September 30, 2015:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Brazilian Real, Expiring 12/16/15*	CitiBank	BRL	12,507,500	$3,279,980	$3,071,759	$(208,221)
Brazilian Real, Expiring 12/16/15*	Credit Suisse International	BRL	12,507,500	3,279,980	3,071,759	(208,221)
Chinese Renminbi, Expiring 12/16/15*	CitiBank	CNY	41,631,500	6,397,107	6,480,791	83,684
Chinese Renminbi, Expiring 12/16/15*	Credit Suisse International	CNY	41,631,500	6,396,857	6,480,791	83,934
Euro, Expiring 12/16/15	CitiBank	EUR	2,236,000	2,508,955	2,501,821	(7,134)
Euro, Expiring 12/16/15	Credit Suisse International	EUR	12,341,670	13,917,029	13,808,879	(108,150)
British Pound, Expiring 12/16/15	Credit Suisse International	GBP	2,048,134	3,162,900	3,097,362	(65,538)
Hong Kong Dollar, Expiring 12/16/15	CitiBank	HKD	7,007,000	904,158	904,082	(76)
Hong Kong Dollar, Expiring 12/16/15	Credit Suisse International	HKD	7,069,000	912,089	912,083	(6)
Hungarian Forint, Expiring 12/16/15	CitiBank	HUF	1,482,010,000	5,303,991	5,281,665	(22,326)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR RISK PARITY FUND

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Hungarian Forint, Expiring 12/16/15	Credit Suisse International	HUF	1,482,010,000	$5,303,777	$5,281,665	$(22,112)
Indian Rupee, Expiring 12/16/15*	CitiBank	INR	228,924,500	3,394,189	3,439,653	45,464
Indian Rupee, Expiring 12/16/15*	Credit Suisse International	INR	240,458,500	3,564,859	3,612,953	48,094
Korean Won, Expiring 12/16/15*	CitiBank	KRW	4,841,131,500	4,066,251	4,074,427	8,176
Korean Won, Expiring 12/16/15*	Credit Suisse International	KRW	4,841,131,499	4,066,245	4,074,427	8,182
Mexican Peso, Expiring 12/16/15	CitiBank	MXN	54,193,000	3,194,225	3,186,179	(8,046)
Mexican Peso, Expiring 12/16/15	Credit Suisse International	MXN	54,193,000	3,194,178	3,186,179	(7,999)
Poland Zloty, Expiring 12/16/15	CitiBank	PLN	23,139,000	6,110,035	6,075,475	(34,560)
Poland Zloty, Expiring 12/16/15	Credit Suisse International	PLN	27,149,000	7,170,757	7,128,357	(42,400)
Turkish Lira, Expiring 12/16/15	CitiBank	TRY	14,828,500	4,844,014	4,786,204	(57,810)
Turkish Lira, Expiring 12/16/15	Credit Suisse International	TRY	15,542,500	5,081,029	5,016,662	(64,367)
South African Rand, Expiring 12/17/15	CitiBank	ZAR	35,561,501	2,565,569	2,530,997	(34,572)
South African Rand, Expiring 12/17/15	Credit Suisse International	ZAR	37,320,501	2,695,967	2,656,189	(39,778)

				$101,314,141	$100,660,359	$(653,782)

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Brazilian Real, Expiring 12/16/15*	CitiBank	BRL	(339,000)	$(82,151)	$(83,256)	$(1,105)
Brazilian Real, Expiring 12/16/15*	Credit Suisse International	BRL	(339,000)	(82,151)	(83,256)	(1,105)
Swiss Franc, Expiring 12/16/15	CitiBank	CHF	(149,500)	(154,301)	(153,833)	468
Swiss Franc, Expiring 12/16/15	Credit Suisse International	CHF	(664,500)	(683,147)	(683,759)	(612)
Chinese Renminbi, Expiring 12/16/15*	CitiBank	CNY	(3,459,000)	(536,675)	(538,464)	(1,789)
Chinese Renminbi, Expiring 12/16/15*	Credit Suisse International	CNY	(4,004,000)	(620,523)	(623,304)	(2,781)
Euro, Expiring 12/16/15	CitiBank	EUR	(45,795,353)	(51,326,388)	(51,239,619)	86,769
Euro, Expiring 12/16/15	Credit Suisse International	EUR	(50,196,473)	(56,260,908)	(56,163,955)	96,953
British Pound, Expiring 12/16/15	CitiBank	GBP	(6,061,233)	(9,252,381)	(9,166,312)	86,069

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR RISK PARITY FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
British Pound, Expiring 12/16/15	Credit Suisse International	GBP	(8,088,542)	$(12,346,084)	$(12,232,181)	$113,903
Hong Kong Dollar, Expiring 12/16/15	Credit Suisse International	HKD	(14,414,000)	(1,859,330)	(1,859,775)	(445)
Hungarian Forint, Expiring 12/16/15	CitiBank	HUF	(347,100,500)	(1,235,825)	(1,237,015)	(1,190)
Hungarian Forint, Expiring 12/16/15	Credit Suisse International	HUF	(347,100,500)	(1,236,015)	(1,237,015)	(1,000)
Indian Rupee, Expiring 12/16/15*	CitiBank	INR	(79,617,000)	(1,181,133)	(1,196,266)	(15,133)
Indian Rupee, Expiring 12/16/15*	Credit Suisse International	INR	(79,617,000)	(1,181,133)	(1,196,266)	(15,133)
Japanese Yen, Expiring 12/16/15	CitiBank	JPY	(1,894,500)	(15,756)	(15,814)	(58)
Japanese Yen, Expiring 12/16/15	Credit Suisse International	JPY	(1,894,500)	(15,759)	(15,814)	(55)
Mexican Peso, Expiring 12/16/15	CitiBank	MXN	(252,500)	(14,953)	(14,845)	108
Mexican Peso, Expiring 12/16/15	Credit Suisse International	MXN	(252,500)	(14,953)	(14,845)	108
Poland Zloty, Expiring 12/16/15	CitiBank	PLN	(7,095,000)	(1,881,529)	(1,862,893)	18,636
Poland Zloty, Expiring 12/16/15	Credit Suisse International	PLN	(7,095,000)	(1,881,562)	(1,862,893)	18,669
Turkish Lira, Expiring 12/16/15	CitiBank	TRY	(1,767,500)	(566,207)	(570,497)	(4,290)
Turkish Lira, Expiring 12/16/15	Credit Suisse International	TRY	(1,767,500)	(566,206)	(570,497)	(4,291)
South African Rand, Expiring 12/17/15	CitiBank	ZAR	(10,575,000)	(761,093)	(752,647)	8,446
South African Rand, Expiring 12/17/15	Credit Suisse International	ZAR	(10,575,000)	(761,152)	(752,647)	8,505

				(144,517,315)	(144,127,668)	389,647

				$(43,203,174)	$(43,467,309)	$(264,135)

*	Non-deliverable forward (See Note 4).

BRL - Brazilian Real

CHF - Swiss Franc

CNY - Chinese Renminbi

CZK - Czech Republic Koruna

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

INR - Indian Rupee

JPY - Japanese Yen

KRW - Korean Won

MXN - Mexican Peso

PLN - Poland Zloty

SGD - Singapore Dollar

TRY - Turkish Lira

USD - United States Dollar

ZAR - South African Rand

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR RISK PARITY FUND

Collateral pledged to, or (received from), each counterparty at September 30, 2015 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
Bank of America
Money Market Funds	$342,082	$—	$342,082

Barclays Capital
Cash	—	6,080,452	6,080,452

Citibank
Cash	—	12,425,667	12,425,667
Money Market Funds	1,670,004	—	1,670,004

Credit Suisse International
Money Market Funds	650,015	—	650,015

Goldman Sachs
Cash	—	(1,299,818)	(1,299,818)
Money Market Funds	130,000	—	130,000
U.S. Treasury Bills	—	2,470,000	2,470,000

J.P. Morgan
Cash	—	152,180	152,180

Morgan Stanley and Co., International PLC
Cash	—	487,322	487,322
Money Market Funds	941,660	—	941,660

Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at September 30, 2015 was as follows:
COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
Citibank
Money Market Funds	$2,520,136	$—	$2,520,136

Deutsche Bank
Money Market Funds	830,036	—	830,036

Goldman Sachs
Cash	—	118,637	118,637
U.S. Treasury Bills	—	1,094,522	1,094,522

J.P. Morgan
Cash	—	2,657,182	2,657,182

Macquarie Capital
Money Market Funds	110,000	—	110,000

Merrill Lynch
Money Market Funds	800,363	—	800,363

Morgan Stanley and Co., International PLC
Cash	—	6,135,819	6,135,819

See notes to Schedule of Investments.

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR RISK PARITY II HV FUND

	INTEREST RATE	MATURITY DATE	CURRENCY	PRINCIPAL AMOUNT (000’S)		VALUE (Note 5)
GOVERNMENT RELATED OBLIGATIONS - 20.4%
Sovereign Debt - 20.4%
Deutsche Bundesrepublik Inflation Linked Bond (Germany)	0.100%	04/15/23	EUR	1,859		$2,175,035
Deutsche Bundesrepublik Inflation Linked Bond (Germany)	0.750%	04/15/18	EUR	1,601		1,842,061
Deutsche Bundesrepublik Inflation Linked Bond (Germany)	1.750%	04/15/20	EUR	940		1,160,751
France Government Bond OAT (France)	0.250%	07/25/18	EUR	737		847,919
France Government Bond OAT (France)	1.300%	07/25/19	EUR	1,675		2,022,025
United Kingdom Index Linked Treasury Gilt (United Kingdom)	0.125%	03/22/24	GBP	256		419,420
United Kingdom Treasury Gilt (United Kingdom)	1.875%	11/22/22	GBP	993		1,820,094

TOTAL GOVERNMENT RELATED OBLIGATIONS (cost $10,987,054)						10,287,305

U.S. TREASURY OBLIGATIONS - 28.1%
U.S. Treasury Inflation Protected Securities - 28.1%
U.S. Treasury Inflation Protected Securities (a)	0.125%	04/15/18	USD	4,940		5,094,244
U.S. Treasury Inflation Protected Securities (a)	0.125%	04/15/19	USD	4,540		4,608,217
U.S. Treasury Inflation Protected Securities	0.125%	07/15/24	USD	870		834,305
U.S. Treasury Inflation Protected Securities	0.250%	01/15/25	USD	1,200		1,158,914
U.S. Treasury Inflation Protected Securities	0.375%	07/15/23	USD	940		947,273
U.S. Treasury Inflation Protected Securities	0.625%	01/15/24	USD	540		549,649
U.S. Treasury Inflation Protected Securities (a)	2.125%	01/15/19	USD	870		1,030,177

TOTAL U.S. TREASURY OBLIGATIONS (cost $14,342,039)						14,222,779

				SHARES
MONEY MARKET FUNDS - 45.4%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.010% ^(b)				240,021		240,021
Dreyfus Treasury Cash Management, Class I, 0.010% ^(b)				960,085		960,085
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.000% ^(b)(c)				19,978,907		19,978,907
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% ^(b)(c)				570,028		570,028
UBS Money Series - UBS Select Treasury Preferred Fund, Class I, 0.010% ^(b)				1,200,106		1,200,106

TOTAL MONEY MARKET FUNDS (cost $22,949,147)						22,949,147

				PRINCIPAL AMOUNT (000’S	)
SHORT-TERM INVESTMENTS - 22.6%
U.S. Treasury Bill, 0.083%, 10/01/2015 (d)				$815		815,000
U.S. Treasury Bill, 0.083%, 11/19/2015 ^(d)(e)				3,884		3,884,078
U.S. Treasury Bill, 0.084%, 11/27/2015 ^(d)				250		250,004
U.S. Treasury Bill, 0.097%, 10/08/2015 (d)				815		815,002
U.S. Treasury Bill, 0.141%, 01/28/2016 ^(d)				3,142		3,142,883
U.S. Treasury Bill, 0.162%, 02/04/2016 (d)				940		940,938
U.S. Treasury Bill, 0.263%, 03/03/2016 (d)				1,556		1,557,826

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR RISK PARITY II HV FUND

VALUE (Note 5)
TOTAL SHORT-TERM INVESTMENTS (cost $11,401,761)	$11,405,731

TOTAL INVESTMENTS IN SECURITIES, AT VALUE - 116.5% (cost $59,680,001)	58,864,962

LIABILITIES IN EXCESS OF OTHER ASSETS - (16.5%) (f)	(8,349,375)

NET ASSETS - 100.0%	$50,515,587

All securities are United States companies, unless noted otherwise in parentheses.

(a)	On September 30, 2015, securities valued at $10,732,638 were pledged as collateral for reverse repurchase agreements outstanding.
(b)	Represents annualized seven-day yield as of the close of the reporting period.
(c)	All or a portion of the security is pledged as collateral to the brokers for forward foreign currency exchange and swap contracts.
(d)	The rate shown is the effective yield at the date of purchase.
(e)	All or a portion of the security is pledged as collateral to the brokers for futures contracts.
(f)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
^	All or a portion represents positions held in the respective Subsidiary (See Note 2).

All securities are Level 2 with respect to ASC 820 (See Note 5).

Reverse repurchase agreements at September 30, 2015:

Over the Counter

COUNTERPARTY	TRADE DATE	RATE	DUE DATE	PRINCIPAL AMOUNT AND VALUE OF REVERSE REPURCHASE AGREEMENT
BNP Paribas Corp.	9/23/2015	0.30%	10/21/2015	$117,875
BNP Paribas Corp.	9/14/2015	0.45%	10/21/2015	907,638
CitiBank	9/23/2015	0.35%	10/21/2015	410,802
CitiBank	9/14/2015	0.43%	10/21/2015	4,659,175
J.P. Morgan Securities, Inc.	9/23/2015	0.25%	10/21/2015	402,500
J.P. Morgan Securities, Inc.	9/14/2015	0.42%	10/21/2015	4,160,700

				$10,658,690

The weighted average daily balance of the reverse repurchase agreements during the period ended September 30, 2015 was $13,433,339 at a net weighted average interest rate of 0.268%.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR RISK PARITY II HV FUND

Total return swap contracts outstanding as of September 30, 2015:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Goldman Sachs	Bovespa Index October Futures	10/2015	BRL	752,445	$(20,130)
CitiBank	Corn December Futures^	12/2015	USD	206,539	6,721
CitiBank	Corn December Futures^	12/2015	USD	(244,544)	31,268
Deutsche Bank	Corn December Futures^	12/2015	USD	308,813	(18,000)
Macquarie Capital	Corn December Futures^	12/2015	USD	38,111	665
CitiBank	Cotton No. 2 December Futures^	12/2015	USD	131,250	(10,370)
Deutsche Bank	Cotton No. 2 December Futures^	12/2015	USD	(95,590)	4,930
Deutsche Bank	Cotton No. 2 December Futures^	12/2015	USD	97,545	(6,885)
Macquarie Capital	Cotton No. 2 December Futures^	12/2015	USD	33,408	(3,189)
Bank of America	Hang Seng Index October Futures	10/2015	HKD	1,060,002	(2,632)
Bank of America	H-SHARES Index October Futures	10/2015	HKD	3,815,522	(8,350)
Goldman Sachs	H-SHARES Index October Futures	10/2015	HKD	2,366,962	(2,930)
Deutsche Bank	Lean Hogs December Futures^	12/2015	USD	101,375	5,385
Macquarie Capital	Lean Hogs December Futures^	12/2015	USD	127,308	6,142
Deutsche Bank	Lean Hogs October Futures^	10/2015	USD	(243,249)	(21,441)
Deutsche Bank	Lean Hogs October Futures^	10/2015	USD	227,903	36,787
Deutsche Bank	Live Cattle December Futures^	12/2015	USD	635,052	(58,982)
Deutsche Bank	Live Cattle October Futures^	10/2015	USD	1,150,709	(203,179)
Deutsche Bank	Live Cattle October Futures^	10/2015	USD	(1,088,854)	141,324
CitiBank	LME Aluminum December Futures^	12/2015	USD	177,100	(19,800)
CitiBank	LME Aluminum December Futures^	12/2015	USD	(167,750)	10,450
CitiBank	LME Copper December Futures^	12/2015	USD	446,363	(58,950)
CitiBank	LME Copper December Futures^	12/2015	USD	(402,788)	15,375
CitiBank	LME Zinc December Futures^	12/2015	USD	219,000	(50,225)
CitiBank	LME Zinc December Futures^	12/2015	USD	(200,625)	31,850
Goldman Sachs	MSCI Taiwan Stock Index October Futures	10/2015	USD	60,319	(19)
Goldman Sachs	SGX S&P CNX Nifty Index October Futures	10/2015	USD	156,744	2,776
CitiBank	Soybean January Futures^	01/2016	USD	(43,606)	(1,030)
CitiBank	Soybean January Futures^	01/2016	USD	418,151	(16,402)
Deutsche Bank	Soybean January Futures^	01/2016	USD	(385,425)	27,825
Deutsche Bank	Soybean January Futures^	01/2016	USD	463,844	(16,844)
Macquarie Capital	Soybean January Futures^	01/2016	USD	307,766	5,134
CitiBank	Soybean Meal December Futures^	12/2015	USD	301,142	7,421
CitiBank	Soybean Meal December Futures^	12/2015	USD	(227,550)	11,548
Deutsche Bank	Soybean Meal December Futures^	12/2015	USD	179,620	5,780
Deutsche Bank	Soybean Meal December Futures^	12/2015	USD	(193,028)	7,628
CitiBank	Soybean November Futures^	11/2015	USD	425,474	(26,046)
CitiBank	Soybean November Futures^	11/2015	USD	(414,788)	15,361
Deutsche Bank	Soybean November Futures^	11/2015	USD	(460,094)	14,094
Deutsche Bank	Soybean November Futures^	11/2015	USD	473,098	(27,098)
Goldman Sachs	Swiss Market Index December Futures	12/2015	CHF	345,639	(6,268)
Goldman Sachs	Taiwan Stock Exchange October Futures	10/2015	TWD	8,254,967	(3,615)
CitiBank	Wheat December Futures^	12/2015	USD	(101,805)	(745)
CitiBank	Wheat December Futures^	12/2015	USD	187,609	(8,143)
Deutsche Bank	Wheat December Futures^	12/2015	USD	132,000	(3,813)
Deutsche Bank	Wheat December Futures^	12/2015	USD	(131,200)	3,013

					$(203,609)

^	Represents positions held in the respective Subsidiary (See Note 2).

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR RISK PARITY II HV FUND

Open futures contracts outstanding at September 30, 2015:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
21	Goldman Sachs	Brent Crude Futures^	12/2015	$1,057,630	$1,043,910	$(13,720)
1	Morgan Stanley and Co., International PLC	Cocoa Futures^	12/2015	32,162	31,140	(1,022)
7	Morgan Stanley and Co., International PLC	Coffee ‘C’ Futures^	12/2015	336,975	318,544	(18,431)
37	Morgan Stanley and Co., International PLC	Corn Futures^	12/2015	704,178	717,338	13,160
6	Morgan Stanley and Co., International PLC	Cotton No. 2 Futures^	12/2015	186,376	181,320	(5,056)
1	Morgan Stanley and Co., International PLC	Feeder Cattle Futures^	01/2016	95,025	83,637	(11,388)
9	Goldman Sachs	Gas Oil Futures^	12/2015	429,466	422,325	(7,141)
5	Morgan Stanley and Co., International PLC	Gasoline RBOB Futures^	11/2015	282,836	280,728	(2,108)
17	Morgan Stanley and Co., International PLC	Gold 100 OZ Futures^	12/2015	1,885,555	1,895,840	10,285
7	Morgan Stanley and Co., International PLC	Heating Oil ULSD Futures^	11/2015	463,679	457,699	(5,980)
3	Morgan Stanley and Co., International PLC	Lean Hogs Futures^	12/2015	76,801	80,070	3,269
4	Morgan Stanley and Co., International PLC	Live Cattle Futures^	12/2015	223,202	209,480	(13,722)
7	J.P. Morgan	LME Aluminum Futures^	10/2015	296,117	274,858	(21,259)
1	J.P. Morgan	LME Aluminum Futures^	10/2015	42,963	39,362	(3,601)
1	J.P. Morgan	LME Aluminum Futures^	10/2015	41,503	39,194	(2,309)
3	J.P. Morgan	LME Aluminum Futures^	10/2015	124,582	116,861	(7,721)
5	J.P. Morgan	LME Aluminum Futures^	11/2015	198,387	194,791	(3,596)
4	J.P. Morgan	LME Aluminum Futures^	11/2015	157,179	156,349	(830)
3	J.P. Morgan	LME Aluminum Futures^	11/2015	116,782	117,400	618
7	J.P. Morgan	LME Aluminum Futures^	11/2015	272,143	274,064	1,921
52	J.P. Morgan	LME Aluminum Futures^	12/2015	2,278,404	2,044,900	(233,504)
3	J.P. Morgan	LME Aluminum Futures^	12/2015	121,132	117,996	(3,136)
1	J.P. Morgan	LME Aluminum Futures^	12/2015	40,577	39,361	(1,216)
4	J.P. Morgan	LME Aluminum Futures^	12/2015	160,744	157,471	(3,273)
1	J.P. Morgan	LME Aluminum Futures^	12/2015	39,518	39,383	(135)
4	J.P. Morgan	LME Aluminum Futures^	03/2016	160,010	158,750	(1,260)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR RISK PARITY II HV FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
1	J.P. Morgan	LME Copper Futures^	10/2015	$139,628	$129,486	$(10,142)
1	J.P. Morgan	LME Copper Futures^	10/2015	132,753	129,383	(3,370)
1	J.P. Morgan	LME Copper Futures^	10/2015	132,364	129,377	(2,987)
1	J.P. Morgan	LME Copper Futures^	11/2015	130,003	129,351	(652)
1	J.P. Morgan	LME Copper Futures^	11/2015	127,128	129,265	2,137
1	J.P. Morgan	LME Copper Futures^	11/2015	126,128	129,252	3,124
4	J.P. Morgan	LME Copper Futures^	11/2015	498,910	516,988	18,078
18	J.P. Morgan	LME Copper Futures^	12/2015	2,591,439	2,324,475	(266,964)
1	J.P. Morgan	LME Copper Futures^	03/2016	123,427	128,800	5,373
1	J.P. Morgan	LME Lead Futures^	10/2015	43,127	41,652	(1,475)
1	J.P. Morgan	LME Lead Futures^	11/2015	42,052	41,752	(300)
1	J.P. Morgan	LME Lead Futures^	11/2015	41,252	41,758	506
2	J.P. Morgan	LME Lead Futures^	12/2015	86,648	83,553	(3,095)
9	J.P. Morgan	LME Lead Futures^	12/2015	405,835	376,313	(29,522)
1	J.P. Morgan	LME Lead Futures^	12/2015	43,160	41,805	(1,355)
2	J.P. Morgan	LME Lead Futures^	12/2015	84,527	83,567	(960)
1	J.P. Morgan	LME Nickel Futures^	10/2015	68,767	62,225	(6,542)
1	J.P. Morgan	LME Nickel Futures^	11/2015	57,842	62,332	4,490
1	J.P. Morgan	LME Nickel Futures^	11/2015	57,272	62,334	5,062
1	J.P. Morgan	LME Nickel Futures^	12/2015	59,693	62,347	2,654
4	J.P. Morgan	LME Nickel Futures^	12/2015	268,892	249,504	(19,388)
1	J.P. Morgan	LME Nickel Futures^	12/2015	60,454	62,370	1,916
1	J.P. Morgan	LME Zinc Futures^	10/2015	50,753	41,775	(8,978)
2	J.P. Morgan	LME Zinc Futures^	10/2015	100,005	83,734	(16,271)
1	J.P. Morgan	LME Zinc Futures^	10/2015	52,058	41,960	(10,098)
1	J.P. Morgan	LME Zinc Futures^	11/2015	47,127	42,090	(5,037)
5	J.P. Morgan	LME Zinc Futures^	11/2015	228,765	210,628	(18,137)
1	J.P. Morgan	LME Zinc Futures^	11/2015	42,977	42,139	(838)
2	J.P. Morgan	LME Zinc Futures^	11/2015	85,917	84,298	(1,619)
18	J.P. Morgan	LME Zinc Futures^	12/2015	952,772	759,488	(193,284)
6	J.P. Morgan	LME Zinc Futures^	03/2016	257,340	254,400	(2,940)
8	Morgan Stanley and Co., International PLC	Natural Gas Futures^	11/2015	234,184	216,080	(18,104)
8	Morgan Stanley and Co., International PLC	Silver Futures^	12/2015	617,486	580,720	(36,766)
6	Morgan Stanley and Co., International PLC	Soybean Futures^	01/2016	267,057	268,200	1,143
6	Morgan Stanley and Co., International PLC	Soybean Meal Futures^	12/2015	186,987	185,400	(1,587)
27	Morgan Stanley and Co., International PLC	Soybean Oil Futures^	12/2015	485,702	442,908	(42,794)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR RISK PARITY II HV FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
46	Morgan Stanley and Co., International PLC	Sugar #11 (World Markets) Futures^	02/2016	$609,122	$663,577	$54,455
4	Morgan Stanley and Co., International PLC	Wheat Futures^	12/2015	102,365	102,550	185
35	Morgan Stanley and Co., International PLC	WTI Crude Futures^	11/2015	1,606,261	1,594,600	(11,661)
3	Barclays Capital	CAC40 Index Futures	10/2015	153,373	149,223	(4,150)
1	Barclays Capital	DAX Index Futures	12/2015	284,120	269,838	(14,282)
7	Barclays Capital	E-Mini Russell 2000 Futures	12/2015	803,001	767,130	(35,871)
24	Barclays Capital	Euro Stoxx 50 Index	12/2015	854,158	828,932	(25,226)
3	Barclays Capital	FTSE 100 Index Futures	12/2015	273,928	273,135	(793)
5	J.P. Morgan	FTSE/JSE Top 40 Index Futures	12/2015	161,555	163,420	1,865
2	Barclays Capital	Hang Seng Index Futures	10/2015	272,016	268,283	(3,733)
6	Barclays Capital	H-SHARES Index Futures	10/2015	368,999	362,979	(6,020)
7	Barclays Capital	KOSPI Index 200 Futures	12/2015	683,371	698,051	14,680
7	Barclays Capital	MSCI Taiwan Stock Index Futures	10/2015	210,291	211,050	759
71	Barclays Capital	S&P 500 E-Mini Futures	12/2015	6,904,599	6,775,885	(128,714)
6	Barclays Capital	S&P MID 400 E-Mini Futures	12/2015	841,108	817,740	(23,368)
1	Barclays Capital	SGX S&P CNX Nifty Index Futures	10/2015	15,912	15,952	40
2	Barclays Capital	SPI 200 Index Futures	12/2015	176,837	175,721	(1,116)
9	Barclays Capital	TOPIX Index Futures	12/2015	1,082,629	1,058,934	(23,695)
17	J.P. Morgan	Australia 10-Year Bond Futures	12/2015	1,530,791	1,544,191	13,400
23	Goldman Sachs	Canadian 10-Year Bond Futures	12/2015	2,465,365	2,443,739	(21,626)
113	Goldman Sachs	Euro-Bund Futures	12/2015	19,378,937	19,721,517	342,580
44	Goldman Sachs	Long Gilt Futures	12/2015	7,850,369	7,924,753	74,384
78	Goldman Sachs	SGX Japanese Government Bond Futures	12/2015	9,614,320	9,635,810	21,490
342	Morgan Stanley and Co., International PLC	U.S. Treasury 10-Year Note Futures	12/2015	43,632,885	44,027,156	394,271

				118,630,669	118,258,646	(372,023)

Short Contracts:
7	J.P. Morgan	LME Aluminum Futures^	10/2015	$(296,266)	$(274,859)	$21,407
1	J.P. Morgan	LME Aluminum Futures^	10/2015	(42,747)	(39,362)	3,385
1	J.P. Morgan	LME Aluminum Futures^	10/2015	(41,642)	(39,194)	2,448
3	J.P. Morgan	LME Aluminum Futures^	10/2015	(124,518)	(116,862)	7,656
5	J.P. Morgan	LME Aluminum Futures^	11/2015	(199,022)	(194,792)	4,230
4	J.P. Morgan	LME Aluminum Futures^	11/2015	(157,790)	(156,349)	1,441
3	J.P. Morgan	LME Aluminum Futures^	11/2015	(116,111)	(117,401)	(1,290)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR RISK PARITY II HV FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
7	J.P. Morgan	LME Aluminum Futures^	11/2015	$(271,643)	$(274,064)	$(2,421)
32	J.P. Morgan	LME Aluminum Futures^	12/2015	(1,305,870)	(1,258,400)	47,470
3	J.P. Morgan	LME Aluminum Futures^	12/2015	(121,473)	(117,997)	3,476
1	J.P. Morgan	LME Aluminum Futures^	12/2015	(40,697)	(39,360)	1,337
4	J.P. Morgan	LME Aluminum Futures^	12/2015	(158,990)	(157,471)	1,519
1	J.P. Morgan	LME Aluminum Futures^	12/2015	(39,535)	(39,382)	153
1	J.P. Morgan	LME Copper Futures^	10/2015	(139,545)	(129,485)	10,060
1	J.P. Morgan	LME Copper Futures^	10/2015	(133,397)	(129,382)	4,015
1	J.P. Morgan	LME Copper Futures^	10/2015	(131,998)	(129,377)	2,621
1	J.P. Morgan	LME Copper Futures^	11/2015	(129,846)	(129,350)	496
1	J.P. Morgan	LME Copper Futures^	11/2015	(125,951)	(129,265)	(3,314)
1	J.P. Morgan	LME Copper Futures^	11/2015	(123,877)	(129,251)	(5,374)
4	J.P. Morgan	LME Copper Futures^	11/2015	(500,103)	(516,988)	(16,885)
13	J.P. Morgan	LME Copper Futures^	12/2015	(1,739,210)	(1,678,787)	60,423
1	J.P. Morgan	LME Copper Futures^	03/2016	(127,285)	(128,800)	(1,515)
1	J.P. Morgan	LME Lead Futures^	10/2015	(43,353)	(41,653)	1,700
1	J.P. Morgan	LME Lead Futures^	11/2015	(41,365)	(41,752)	(387)
1	J.P. Morgan	LME Lead Futures^	11/2015	(41,256)	(41,758)	(502)
2	J.P. Morgan	LME Lead Futures^	12/2015	(86,195)	(83,553)	2,642
4	J.P. Morgan	LME Lead Futures^	12/2015	(172,171)	(167,250)	4,921
1	J.P. Morgan	LME Lead Futures^	12/2015	(42,648)	(41,806)	842
2	J.P. Morgan	LME Lead Futures^	12/2015	(83,995)	(83,566)	429
1	J.P. Morgan	LME Nickel Futures^	10/2015	(67,797)	(62,226)	5,571
1	J.P. Morgan	LME Nickel Futures^	11/2015	(56,678)	(62,333)	(5,655)
1	J.P. Morgan	LME Nickel Futures^	11/2015	(56,838)	(62,334)	(5,496)
1	J.P. Morgan	LME Nickel Futures^	12/2015	(60,117)	(62,347)	(2,230)
2	J.P. Morgan	LME Nickel Futures^	12/2015	(115,165)	(124,752)	(9,587)
1	J.P. Morgan	LME Nickel Futures^	12/2015	(59,788)	(62,370)	(2,582)
1	J.P. Morgan	LME Zinc Futures^	10/2015	(51,217)	(41,775)	9,442
2	J.P. Morgan	LME Zinc Futures^	10/2015	(100,131)	(83,734)	16,397
1	J.P. Morgan	LME Zinc Futures^	10/2015	(51,623)	(41,960)	9,663
1	J.P. Morgan	LME Zinc Futures^	11/2015	(47,348)	(42,090)	5,258
5	J.P. Morgan	LME Zinc Futures^	11/2015	(225,419)	(210,628)	14,791
1	J.P. Morgan	LME Zinc Futures^	11/2015	(43,114)	(42,139)	975
2	J.P. Morgan	LME Zinc Futures^	11/2015	(85,637)	(84,298)	1,339
14	J.P. Morgan	LME Zinc Futures^	12/2015	(645,301)	(590,713)	54,588

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR RISK PARITY II HV FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
6	J.P. Morgan	LME Zinc Futures^	03/2016	$(273,483)	$(254,400)	$19,083

				(8,518,155)	(8,255,615)	262,540

				$110,112,514	$110,003,031	$(109,483)

^	Represents positions held in the respective Subsidiary (See Note 2).

Forward foreign currency exchange contracts outstanding as of September 30, 2015:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Swiss Franc, Expiring 12/16/15	CitiBank	CHF	13,500	$13,934	$13,892	$(42)
Swiss Franc, Expiring 12/16/15	Credit Suisse International	CHF	13,500	13,934	13,892	(42)
Euro, Expiring 12/16/15	Credit Suisse International	EUR	1,339,067	1,510,662	1,498,259	(12,403)
British Pound, Expiring 12/16/15	Credit Suisse International	GBP	151,161	233,016	228,599	(4,417)
Hong Kong Dollar, Expiring 12/16/15	CitiBank	HKD	28,000	3,612	3,612	—
Hong Kong Dollar, Expiring 12/16/15	Credit Suisse International	HKD	2,546,000	328,502	328,498	(4)

				$2,103,660	$2,086,752	$(16,908)

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Brazilian Real, Expiring 12/16/15*	CitiBank	BRL	(15,000)	$(3,946)	$(3,684)	$262
Brazilian Real, Expiring 12/16/15*	Credit Suisse International	BRL	(15,000)	(3,946)	(3,684)	262
Swiss Franc, Expiring 12/16/15	Credit Suisse International	CHF	(79,000)	(82,327)	(81,290)	1,037
Euro, Expiring 12/16/15	CitiBank	EUR	(3,565,337)	(3,995,253)	(3,989,193)	6,060
Euro, Expiring 12/16/15	Credit Suisse International	EUR	(5,049,709)	(5,655,301)	(5,650,031)	5,270
British Pound, Expiring 12/16/15	CitiBank	GBP	(655,881)	(1,001,193)	(991,879)	9,314
British Pound, Expiring 12/16/15	Credit Suisse International	GBP	(961,415)	(1,467,438)	(1,453,934)	13,504

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR RISK PARITY II HV FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Hong Kong Dollar, Expiring 12/16/15	Credit Suisse International	HKD	(2,341,000)	$(301,979)	$(302,048)	$(69)

				(12,511,383)	(12,475,743)	35,640

				$(10,407,723)	$(10,388,991)	$18,732

*	Non-deliverable forward (See Note 4).

BRL - Brazilian Real

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

TWD - Taiwanese Dollar

USD - United States Dollar

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR RISK PARITY II HV FUND

Collateral pledged to, or (received from), each counterparty at September 30, 2015 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
Barclays Capital
Cash	$—	$1,235,450	$1,235,450

BNP Paribas
U.S. Treasury Inflation Protected Securities	1,030,177	—	1,030,177

Citibank
Money Market Funds	210,000	—	210,000
U.S. Treasury Inflation Protected Securities	5,094,244	—	5,094,244

Credit Suisse International
Money Market Funds	10,000	—	10,000

Goldman Sachs
Cash	—	(386,653)	(386,653)
Money Market Funds	200,000	—	200,000
U.S. Treasury Bills	—	597,012	597,012

J.P. Morgan
Cash	—	38,080	38,080
U.S. Treasury Inflation Protected Securities	4,608,217	—	4,608,217

Morgan Stanley and Co., International PLC
Cash	—	90,219	90,219
Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at September 30, 2015 was as follows:
COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
Citibank
Money Market Funds	$160,009	$—	$160,009

Deutsche Bank
Money Market Funds	200,018	—	200,018

Goldman Sachs
Cash	—	146,065	146,065

J.P. Morgan
Cash	—	838,646	838,646

Morgan Stanley and Co., International PLC
Cash	—	658,850	658,850

See notes to Schedule of Investments.

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR RISK PARITY II MV FUND

GOVERNMENT RELATED OBLIGATIONS - 15.6%	INTEREST RATE	MATURITY DATE	CURRENCY	PRINCIPAL AMOUNT (000’S)	VALUE (Note 5)
Sovereign Debt - 15.6%
Deutsche Bundesrepublik Inflation Linked Bond (Germany)	0.100%	04/15/23	EUR	2,995	$3,504,222
Deutsche Bundesrepublik Inflation Linked Bond (Germany)	0.750%	04/15/18	EUR	2,650	3,049,771
Deutsche Bundesrepublik Inflation Linked Bond (Germany)	1.750%	04/15/20	EUR	1,421	1,754,624
France Government Bond OAT (France)	0.250%	07/25/18	EUR	1,245	1,433,102
France Government Bond OAT (France)	1.300%	07/25/19	EUR	2,560	3,090,993
United Kingdom Index Linked Treasury Gilt (United Kingdom)	0.125%	03/22/24	GBP	427	699,034
United Kingdom Treasury Gilt (United Kingdom)	1.875%	11/22/22	GBP	1,635	2,995,092

TOTAL GOVERNMENT RELATED OBLIGATIONS (cost $17,795,156)					16,526,838

U.S. TREASURY OBLIGATIONS - 20.3%
U.S. Treasury Inflation Protected Securities - 20.3%
U.S. Treasury Inflation Protected Securities	0.125%	04/15/18	USD	7,700	7,940,420
U.S. Treasury Inflation Protected Securities	0.125%	04/15/19	USD	7,100	7,206,684
U.S. Treasury Inflation Protected Securities	0.125%	07/15/24	USD	1,200	1,150,766
U.S. Treasury Inflation Protected Securities	0.250%	01/15/25	USD	1,600	1,545,218
U.S. Treasury Inflation Protected Securities	0.375%	07/15/23	USD	1,300	1,310,058
U.S. Treasury Inflation Protected Securities	0.625%	01/15/24	USD	800	814,295
U.S. Treasury Inflation Protected Securities	2.125%	01/15/19	USD	1,300	1,539,344

TOTAL U.S. TREASURY OBLIGATIONS (cost $21,716,344)					21,506,785

				SHARES
MONEY MARKET FUNDS - 41.5%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.010% ^(a)				657,669	657,669
Dreyfus Treasury Cash Management, Class I, 0.010% ^(a)				2,630,675	2,630,675
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.000% ^(a)(b)				36,717,858	36,717,858
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% ^(a)(b)				680,038	680,038
UBS Money Series - UBS Select Treasury Preferred Fund, Class I, 0.010% ^(a)				3,288,344	3,288,344

TOTAL MONEY MARKET FUNDS (cost $43,974,584)					43,974,584

				PRINCIPAL AMOUNT (000’S)
SHORT-TERM INVESTMENTS - 20.5%
U.S. Treasury Bill, 0.000%, 03/31/2016 (c)				$1,568	1,568,405
U.S. Treasury Bill, 0.083%, 10/01/2015 (c)				2,941	2,941,000
U.S. Treasury Bill, 0.096%, 10/08/2015 (c)(d)				2,941	2,941,009
U.S. Treasury Bill, 0.141%, 01/28/2016 ^(c)				7,267	7,269,731
U.S. Treasury Bill, 0.161%, 02/04/2016 ^(c)				3,511	3,512,768
U.S. Treasury Bill, 0.264%, 03/03/2016 ^(c)				3,576	3,579,599

TOTAL SHORT-TERM INVESTMENTS (cost $21,803,764)					21,812,512

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR RISK PARITY II MV FUND

VALUE (Note 5)
TOTAL INVESTMENTS IN SECURITIES, AT VALUE - 97.9% (cost $105,289,848)	$103,820,719

OTHER ASSETS IN EXCESS OF LIABILITIES - 2.1% (e)	2,218,275

NET ASSETS - 100.0%	$106,038,994

All securities are United States companies, unless noted otherwise in parentheses.

(a)	Represents annualized seven-day yield as of the close of the reporting period.
(b)	All or a portion of the security is pledged as collateral to the brokers for forward foreign currency exchange and swap contracts.
(c)	The rate shown is the effective yield at the date of purchase.
(d)	All or a portion of the security is pledged as collateral to the brokers for futures contracts.
(e)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
^	All or a portion represents positions held in the respective Subsidiary (See Note 2).

All securities are Level 2 with respect to ASC 820 (See Note 5).

The following abbreviations are used in portfolio descriptions:

EUR - Euro

GBP - British Pound

USD - United States Dollar

Total return swap contracts outstanding as of September 30, 2015:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Goldman Sachs	Bovespa Index October Futures	10/2015	BRL	1,254,075	$(33,550)
Macquarie Capital	Brent Crude December Futures^	12/2015	USD	51,205	(1,495)
Macquarie Capital	Coffee ‘C’ December Futures^	12/2015	USD	46,313	(806)
CitiBank	Corn December Futures^	12/2015	USD	319,196	10,387
CitiBank	Corn December Futures^	12/2015	USD	(377,931)	48,323
Deutsche Bank	Corn December Futures^	12/2015	USD	389,200	(20,838)
Macquarie Capital	Corn December Futures^	12/2015	USD	95,276	1,661
CitiBank	Cotton No. 2 December Futures^	12/2015	USD	196,875	(15,555)
Deutsche Bank	Cotton No. 2 December Futures^	12/2015	USD	97,545	(6,885)
Macquarie Capital	Gas Oil December Futures^	12/2015	USD	48,338	(1,413)
CitiBank	Gas Oil November Futures^	11/2015	USD	48,175	(1,291)
CitiBank	Gas Oil November Futures^	11/2015	USD	(46,350)	(533)
CitiBank	Gas Oil October Futures^	10/2015	USD	54,025	(7,448)
CitiBank	Gas Oil October Futures^	10/2015	USD	(47,900)	1,324
Macquarie Capital	Gold 100 OZ December Futures^	12/2015	USD	112,140	(620)
Bank of America	Hang Seng Index October Futures	10/2015	HKD	1,060,002	(2,632)
Bank of America	H-SHARES Index October Futures	10/2015	HKD	5,719,799	(12,076)
Goldman Sachs	H-SHARES Index October Futures	10/2015	HKD	5,208,460	(6,594)
Bank of America	KOSPI Index 200 December Futures	12/2015	KRW	117,852,600	295
Deutsche Bank	Lean Hogs December Futures^	12/2015	USD	228,537	11,673
Macquarie Capital	Lean Hogs December Futures^	12/2015	USD	152,987	7,153
Deutsche Bank	Lean Hogs October Futures^	10/2015	USD	(273,241)	(20,859)
Deutsche Bank	Lean Hogs October Futures^	10/2015	USD	253,574	40,526
Deutsche Bank	Live Cattle December Futures^	12/2015	USD	921,923	(84,003)
Deutsche Bank	Live Cattle December Futures^	12/2015	USD	(58,352)	5,982
Deutsche Bank	Live Cattle October Futures^	10/2015	USD	1,393,340	(246,330)
Deutsche Bank	Live Cattle October Futures^	10/2015	USD	(1,316,033)	169,023
CitiBank	LME Aluminum December Futures^	12/2015	USD	(125,812)	7,837

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR RISK PARITY II MV FUND

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
CitiBank	LME Aluminum December Futures^	12/2015	USD	132,825	$(14,850)
CitiBank	LME Copper December Futures^	12/2015	USD	595,150	(78,600)
CitiBank	LME Copper December Futures^	12/2015	USD	(537,050)	20,500
CitiBank	LME Lead December Futures^	12/2015	USD	48,350	(6,538)
CitiBank	LME Lead December Futures^	12/2015	USD	(44,519)	2,706
CitiBank	LME Zinc December Futures^	12/2015	USD	54,750	(12,556)
CitiBank	LME Zinc December Futures^	12/2015	USD	(50,156)	7,963
Goldman Sachs	MSCI Taiwan Stock Index October Futures	10/2015	USD	241,278	(78)
Deutsche Bank	Natural Gas November Futures^	11/2015	USD	29,085	(2,075)
Deutsche Bank	Natural Gas October Futures^	10/2015	USD	(27,565)	2,325
Deutsche Bank	Natural Gas October Futures^	10/2015	USD	27,570	(2,330)
Goldman Sachs	SGX S&P CNX Nifty Index October Futures	10/2015	USD	266,318	4,866
Macquarie Capital	Silver December Futures^	12/2015	USD	70,913	1,677
CitiBank	Soybean January Futures^	01/2016	USD	(203,673)	25,102
CitiBank	Soybean January Futures^	01/2016	USD	650,458	(25,513)
Deutsche Bank	Soybean January Futures^	01/2016	USD	(481,888)	34,888
Deutsche Bank	Soybean January Futures^	01/2016	USD	556,144	(19,744)
Macquarie Capital	Soybean January Futures^	01/2016	USD	221,771	1,729
CitiBank	Soybean Meal December Futures^	12/2015	USD	391,405	9,727
CitiBank	Soybean Meal December Futures^	12/2015	USD	(174,155)	19,863
Deutsche Bank	Soybean Meal December Futures^	12/2015	USD	(221,887)	5,587
Deutsche Bank	Soybean Meal December Futures^	12/2015	USD	209,235	7,065
Macquarie Capital	Soybean Meal December Futures^	12/2015	USD	31,425	(525)
CitiBank	Soybean November Futures^	11/2015	USD	661,763	(40,430)
CitiBank	Soybean November Futures^	11/2015	USD	(645,225)	23,895
Deutsche Bank	Soybean November Futures^	11/2015	USD	(551,644)	16,444
Deutsche Bank	Soybean November Futures^	11/2015	USD	567,717	(32,517)
Goldman Sachs	Swiss Market Index December Futures	12/2015	CHF	435,106	(10,968)
Goldman Sachs	Taiwan Stock Exchange October Futures	10/2015	TWD	11,557,765	(5,086)
CitiBank	Wheat December Futures^	12/2015	USD	296,919	(14,900)
CitiBank	Wheat December Futures^	12/2015	USD	(126,436)	(1,751)
Deutsche Bank	Wheat December Futures^	12/2015	USD	158,400	(4,575)
Deutsche Bank	Wheat December Futures^	12/2015	USD	(156,600)	2,775
Macquarie Capital	WTI Crude November Futures^	11/2015	USD	46,465	(905)

					$(245,573)

^	Represents positions held in the respective Subsidiary (See Note 2).

Open futures contracts outstanding at September 30, 2015:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
33	Goldman Sachs	Brent Crude Futures^	12/2015	$1,664,063	$1,640,430	$(23,633)
2	Morgan Stanley and Co., International PLC	Cocoa Futures^	12/2015	63,141	62,280	(861)
9	Morgan Stanley and Co., International PLC	Coffee ‘C’ Futures^	12/2015	433,728	409,557	(24,171)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR RISK PARITY II MV FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
61	Morgan Stanley and Co., International PLC	Corn Futures^	12/2015	$1,192,387	$1,182,638	$(9,749)
8	Morgan Stanley and Co., International PLC	Cotton No. 2 Futures^	12/2015	252,050	241,760	(10,290)
1	Morgan Stanley and Co., International PLC	Feeder Cattle Futures^	01/2016	95,025	83,638	(11,387)
12	Goldman Sachs	Gas Oil Futures^	12/2015	573,043	563,100	(9,943)
7	Morgan Stanley and Co., International PLC	Gasoline RBOB Futures^	11/2015	397,493	393,019	(4,474)
25	Morgan Stanley and Co., International PLC	Gold 100 OZ Futures^	12/2015	2,758,499	2,788,000	29,501
9	Morgan Stanley and Co., International PLC	Heating Oil ULSD Futures^	11/2015	600,514	588,470	(12,044)
4	Morgan Stanley and Co., International PLC	Lean Hogs Futures^	12/2015	100,965	106,760	5,795
8	Morgan Stanley and Co., International PLC	Live Cattle Futures^	12/2015	455,712	418,960	(36,752)
7	J.P. Morgan	LME Aluminum Futures^	10/2015	296,117	274,858	(21,259)
3	J.P. Morgan	LME Aluminum Futures^	10/2015	128,890	118,087	(10,803)
1	J.P. Morgan	LME Aluminum Futures^	10/2015	41,672	39,194	(2,478)
3	J.P. Morgan	LME Aluminum Futures^	10/2015	124,282	116,681	(7,601)
6	J.P. Morgan	LME Aluminum Futures^	11/2015	238,065	233,750	(4,315)
3	J.P. Morgan	LME Aluminum Futures^	11/2015	116,726	117,178	452
6	J.P. Morgan	LME Aluminum Futures^	11/2015	235,769	234,524	(1,245)
1	J.P. Morgan	LME Aluminum Futures^	11/2015	38,928	39,134	206
2	J.P. Morgan	LME Aluminum Futures^	11/2015	77,205	78,304	1,099
2	J.P. Morgan	LME Aluminum Futures^	12/2015	80,006	78,397	(1,609)
6	J.P. Morgan	LME Aluminum Futures^	12/2015	243,001	235,247	(7,754)
59	J.P. Morgan	LME Aluminum Futures^	12/2015	2,587,585	2,320,175	(267,410)
4	J.P. Morgan	LME Aluminum Futures^	12/2015	161,510	157,329	(4,181)
6	J.P. Morgan	LME Aluminum Futures^	03/2016	240,015	238,125	(1,890)
1	J.P. Morgan	LME Copper Futures^	10/2015	139,627	129,485	(10,142)
1	J.P. Morgan	LME Copper Futures^	11/2015	127,502	129,317	1,815
1	J.P. Morgan	LME Copper Futures^	11/2015	127,127	129,264	2,137
1	J.P. Morgan	LME Copper Futures^	11/2015	126,128	129,252	3,124
2	J.P. Morgan	LME Copper Futures^	11/2015	248,555	258,494	9,939
18	J.P. Morgan	LME Copper Futures^	12/2015	2,593,508	2,324,475	(269,033)
1	J.P. Morgan	LME Copper Futures^	03/2016	123,427	128,800	5,373
1	J.P. Morgan	LME Lead Futures^	10/2015	44,627	41,443	(3,184)
1	J.P. Morgan	LME Lead Futures^	11/2015	42,052	41,752	(300)
3	J.P. Morgan	LME Lead Futures^	11/2015	124,182	125,274	1,092

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR RISK PARITY II MV FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
3	J.P. Morgan	LME Lead Futures^	12/2015	$129,971	$125,329	$(4,642)
10	J.P. Morgan	LME Lead Futures^	12/2015	451,331	418,125	(33,206)
1	J.P. Morgan	LME Lead Futures^	12/2015	43,160	41,805	(1,355)
1	J.P. Morgan	LME Nickel Futures^	10/2015	68,767	62,225	(6,542)
2	J.P. Morgan	LME Nickel Futures^	11/2015	116,000	124,668	8,668
1	J.P. Morgan	LME Nickel Futures^	12/2015	59,693	62,347	2,654
5	J.P. Morgan	LME Nickel Futures^	12/2015	328,162	311,880	(16,282)
1	J.P. Morgan	LME Nickel Futures^	12/2015	60,454	62,370	1,916
1	J.P. Morgan	LME Zinc Futures^	10/2015	50,753	41,775	(8,978)
3	J.P. Morgan	LME Zinc Futures^	10/2015	150,007	125,601	(24,406)
2	J.P. Morgan	LME Zinc Futures^	10/2015	101,793	83,866	(17,927)
1	J.P. Morgan	LME Zinc Futures^	10/2015	52,058	41,960	(10,098)
2	J.P. Morgan	LME Zinc Futures^	11/2015	94,255	84,181	(10,074)
4	J.P. Morgan	LME Zinc Futures^	11/2015	182,362	168,475	(13,887)
2	J.P. Morgan	LME Zinc Futures^	11/2015	91,506	84,251	(7,255)
1	J.P. Morgan	LME Zinc Futures^	11/2015	43,415	42,149	(1,266)
21	J.P. Morgan	LME Zinc Futures^	12/2015	1,121,055	886,069	(234,986)
2	J.P. Morgan	LME Zinc Futures^	03/2016	85,780	84,800	(980)
13	Morgan Stanley and Co., International PLC	Natural Gas Futures^	11/2015	380,235	351,130	(29,105)
13	Morgan Stanley and Co., International PLC	Silver Futures^	12/2015	979,063	943,670	(35,393)
17	Morgan Stanley and Co., International PLC	Soybean Futures^	01/2016	759,151	759,900	749
4	Morgan Stanley and Co., International PLC	Soybean Meal Futures^	12/2015	124,790	123,600	(1,190)
41	Morgan Stanley and Co., International PLC	Soybean Oil Futures^	12/2015	752,239	672,564	(79,675)
69	Morgan Stanley and Co., International PLC	Sugar #11 (World Markets) Futures^	02/2016	918,401	995,366	76,965
5	Morgan Stanley and Co., International PLC	Wheat Futures^	12/2015	126,579	128,187	1,608
57	Morgan Stanley and Co., International PLC	WTI Crude Futures^	11/2015	2,626,523	2,596,920	(29,603)
5	Barclays Capital	CAC40 Index Futures	10/2015	257,546	248,705	(8,841)
2	Barclays Capital	DAX Index Futures	12/2015	570,397	539,676	(30,721)
11	Barclays Capital	E-Mini Russell 2000 Futures	12/2015	1,259,370	1,205,490	(53,880)
38	Barclays Capital	Euro Stoxx 50 Index	12/2015	1,353,235	1,312,476	(40,759)
5	Barclays Capital	FTSE 100 Index Futures	12/2015	454,924	455,224	300
5	J.P. Morgan	FTSE/JSE Top 40 Index Futures	12/2015	159,680	163,419	3,739
3	Barclays Capital	Hang Seng Index Futures	10/2015	407,901	402,424	(5,477)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR RISK PARITY II MV FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
8	Barclays Capital	H-SHARES Index Futures	10/2015	$491,998	$483,971	$(8,027)
9	Barclays Capital	KOSPI Index 200 Futures	12/2015	871,403	897,494	26,091
5	Barclays Capital	MSCI Taiwan Stock Index Futures	10/2015	150,212	150,750	538
106	Barclays Capital	S&P 500 E-Mini Futures	12/2015	10,315,823	10,116,110	(199,713)
9	Barclays Capital	S&P MID 400 E-Mini Futures	12/2015	1,261,993	1,226,610	(35,383)
2	Barclays Capital	SPI 200 Index Futures	12/2015	175,935	175,721	(214)
15	Barclays Capital	TOPIX Index Futures	12/2015	1,800,051	1,764,890	(35,161)
10	Goldman Sachs	10-Year Japanese Government Bond Futures	12/2015	12,326,877	12,350,269	23,392
29	J.P. Morgan	Australia 10-Year Bond Futures	12/2015	2,611,409	2,634,208	22,799
38	Goldman Sachs	Canadian 10-Year Bond Futures	12/2015	4,068,467	4,037,482	(30,985)
177	Goldman Sachs	Euro-Bund Futures	12/2015	30,338,344	30,891,227	552,883
69	Goldman Sachs	Long Gilt Futures	12/2015	12,290,534	12,427,452	136,918
28	Goldman Sachs	SGX Japanese Government Bond Futures	12/2015	3,451,348	3,459,009	7,661
524	Morgan Stanley and Co., International PLC	U.S. Treasury 10-Year Note Futures	12/2015	66,915,853	67,456,813	540,960

				178,323,929	178,019,784	(304,145)

Short Contracts:
7	J.P. Morgan	LME Aluminum Futures^	10/2015	$(296,266)	$(274,859)	$21,407
3	J.P. Morgan	LME Aluminum Futures^	10/2015	(128,243)	(118,087)	10,156
1	J.P. Morgan	LME Aluminum Futures^	10/2015	(41,497)	(39,193)	2,304
3	J.P. Morgan	LME Aluminum Futures^	10/2015	(124,015)	(116,681)	7,334
6	J.P. Morgan	LME Aluminum Futures^	11/2015	(238,826)	(233,750)	5,076
3	J.P. Morgan	LME Aluminum Futures^	11/2015	(118,566)	(117,178)	1,388
6	J.P. Morgan	LME Aluminum Futures^	11/2015	(236,685)	(234,523)	2,162
1	J.P. Morgan	LME Aluminum Futures^	11/2015	(38,704)	(39,134)	(430)
2	J.P. Morgan	LME Aluminum Futures^	11/2015	(77,313)	(78,303)	(990)
2	J.P. Morgan	LME Aluminum Futures^	12/2015	(80,028)	(78,397)	1,631
6	J.P. Morgan	LME Aluminum Futures^	12/2015	(243,435)	(235,246)	8,189
31	J.P. Morgan	LME Aluminum Futures^	12/2015	(1,271,795)	(1,219,075)	52,720
4	J.P. Morgan	LME Aluminum Futures^	12/2015	(161,963)	(157,329)	4,634
1	J.P. Morgan	LME Copper Futures^	10/2015	(139,545)	(129,485)	10,060
1	J.P. Morgan	LME Copper Futures^	11/2015	(128,672)	(129,318)	(646)
1	J.P. Morgan	LME Copper Futures^	11/2015	(125,951)	(129,265)	(3,314)
1	J.P. Morgan	LME Copper Futures^	11/2015	(123,877)	(129,251)	(5,374)
2	J.P. Morgan	LME Copper Futures^	11/2015	(249,713)	(258,494)	(8,781)
10	J.P. Morgan	LME Copper Futures^	12/2015	(1,353,368)	(1,291,375)	61,993
1	J.P. Morgan	LME Copper Futures^	03/2016	(127,285)	(128,800)	(1,515)
1	J.P. Morgan	LME Lead Futures^	10/2015	(44,902)	(41,444)	3,458

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR RISK PARITY II MV FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
1	J.P. Morgan	LME Lead Futures^	11/2015	$(41,365)	$(41,752)	$(387)
3	J.P. Morgan	LME Lead Futures^	11/2015	(124,317)	(125,275)	(958)
3	J.P. Morgan	LME Lead Futures^	12/2015	(129,293)	(125,330)	3,963
4	J.P. Morgan	LME Lead Futures^	12/2015	(169,440)	(167,250)	2,190
1	J.P. Morgan	LME Lead Futures^	12/2015	(42,648)	(41,806)	842
1	J.P. Morgan	LME Nickel Futures^	10/2015	(67,797)	(62,226)	5,571
2	J.P. Morgan	LME Nickel Futures^	11/2015	(116,086)	(124,668)	(8,582)
1	J.P. Morgan	LME Nickel Futures^	12/2015	(60,117)	(62,347)	(2,230)
1	J.P. Morgan	LME Nickel Futures^	12/2015	(57,292)	(62,376)	(5,084)
1	J.P. Morgan	LME Nickel Futures^	12/2015	(59,788)	(62,370)	(2,582)
1	J.P. Morgan	LME Zinc Futures^	10/2015	(51,217)	(41,775)	9,442
3	J.P. Morgan	LME Zinc Futures^	10/2015	(150,197)	(125,601)	24,596
2	J.P. Morgan	LME Zinc Futures^	10/2015	(101,820)	(83,866)	17,954
1	J.P. Morgan	LME Zinc Futures^	10/2015	(51,623)	(41,960)	9,663
2	J.P. Morgan	LME Zinc Futures^	11/2015	(94,696)	(84,180)	10,516
4	J.P. Morgan	LME Zinc Futures^	11/2015	(183,813)	(168,475)	15,338
2	J.P. Morgan	LME Zinc Futures^	11/2015	(90,167)	(84,250)	5,917
1	J.P. Morgan	LME Zinc Futures^	11/2015	(43,140)	(42,149)	991
15	J.P. Morgan	LME Zinc Futures^	12/2015	(712,135)	(632,906)	79,229
2	J.P. Morgan	LME Zinc Futures^	03/2016	(92,094)	(84,800)	7,294

				(7,789,694)	(7,444,549)	345,145

				$170,534,235	$170,575,235	$41,000

^	Represents positions held in the respective Subsidiary (See Note 2).

Forward foreign currency exchange contracts outstanding as of September 30, 2015:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Euro, Expiring 12/16/15	Credit Suisse International	EUR	1,232,747	$1,390,717	$1,379,299	$(11,418)
Hong Kong Dollar, Expiring 12/16/15	CitiBank	HKD	242,000	31,221	31,225	4
Hong Kong Dollar, Expiring 12/16/15	Credit Suisse International	HKD	3,404,000	439,205	439,203	(2)

				$1,861,143	$1,849,727	$(11,416)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR RISK PARITY II MV FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Brazilian Real, Expiring 12/16/15*	CitiBank	BRL	(25,000)	$(6,577)	$(6,140)	$437
Brazilian Real, Expiring 12/16/15*	Credit Suisse International	BRL	(25,000)	(6,577)	(6,140)	437
Swiss Franc, Expiring 12/16/15	CitiBank	CHF	(1,000)	(1,031)	(1,029)	2
Swiss Franc, Expiring 12/16/15	Credit Suisse International	CHF	(99,000)	(103,141)	(101,870)	1,271
Euro, Expiring 12/16/15	CitiBank	EUR	(4,963,826)	(5,562,375)	(5,553,938)	8,437
Euro, Expiring 12/16/15	Credit Suisse International	EUR	(7,882,414)	(8,828,684)	(8,819,494)	9,190
British Pound, Expiring 12/16/15	CitiBank	GBP	(969,298)	(1,479,619)	(1,465,855)	13,764
British Pound, Expiring 12/16/15	Credit Suisse International	GBP	(1,543,223)	(2,355,428)	(2,333,793)	21,635
Hong Kong Dollar, Expiring 12/16/15	Credit Suisse International	HKD	(3,284,000)	(423,628)	(423,720)	(92)

				(18,767,060)	(18,711,979)	55,081

				$(16,905,917)	$(16,862,252)	$43,665

*	Non-deliverable forward (See Note 4).

BRL - Brazilian Real

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

KRW - Korean Won

TWD - Taiwanese Dollar

USD - United States Dollar

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR RISK PARITY II MV FUND

Collateral pledged to, or (received from), each counterparty at September 30, 2015 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
Barclays Capital
Cash	$—	$1,861,782	$1,861,782

Citibank
Money Market Funds	250,000	—	250,000

Goldman Sachs
Cash	—	(373,391)	(373,391)
Money Market Funds	320,000	—	320,000
U.S. Treasury Bills	—	646,750	646,750

J.P. Morgan
Cash	—	54,882	54,882

Morgan Stanley and Co., International PLC
Cash	—	196,785	196,785

Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at September 30, 2015 was as follows:
COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
Citibank
Money Market Funds	$160,012	$—	$160,012

Deutsche Bank
Money Market Funds	200,026	—	200,026

Goldman Sachs
Cash	—	223,212	223,212

J.P. Morgan
Cash	—	1,020,948	1,020,948

Morgan Stanley and Co., International PLC
Cash	—	1,055,257	1,055,257

See notes to Schedule of Investments.

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

LONG INVESTMENTS - 109.0%	SHARES	VALUE (Note 5)
COMMON STOCKS - 36.9%

Belgium - 1.0%
Ageas (a)	24,725	$1,016,109
bpost SA (a)	166,372	3,956,263
Colruyt SA †(a)	4,107	197,944
KBC Groep NV (a)	69,925	4,422,197
Proximus (a)	104,246	3,606,074
Umicore SA (a)	5,328	205,481

		13,404,068

Denmark - 0.9%
AP Moeller - Maersk A/S, Class B (a)	733	1,129,906
Chr Hansen Holding A/S (a)	3,154	176,411
Danske Bank A/S	11,540	348,743
FLSmidth & Co. A/S	4,987	165,515
GN Store Nord A/S (a)	8,845	158,898
H Lundbeck A/S †	5,134	136,881
ISS A/S (a)	36,906	1,225,897
Jyske Bank A/S †(a)	18,486	1,022,805
Novo Nordisk A/S, Class B (a)	84,523	4,561,248
Pandora A/S (a)	11,143	1,301,715
TDC A/S (a)	89,512	461,644
Tryg A/S (a)	19,815	384,994
William Demant Holding A/S †(a)	5,049	419,461

		11,494,118

Finland - 0.6%
Cargotec OYJ, B Shares	5,813	158,914
Elisa OYJ (a)	17,904	605,642
Kesko OYJ, B Shares (a)	13,130	465,076
Metso OYJ (a)	8,061	167,691
Neste OYJ (a)	69,826	1,607,041
Orion OYJ, Class B (a)	54,150	2,049,055
Sampo OYJ, A Shares (a)	10,655	515,671
Stora Enso OYJ, R Shares (a)	111,750	845,559
UPM-Kymmene OYJ (a)	131,781	1,978,127

		8,392,776

Germany - 3.2%
Allianz SE (a)	18,787	2,951,306
Aurubis AG (a)	52,417	3,336,163
Axel Springer SE (a)	7,138	399,166
Brenntag AG (a)	20,461	1,103,949

	SHARES	VALUE (Note 5)
Germany - 3.2% (continued)
Daimler AG (a)	24,820	$1,806,973
Deutsche Lufthansa AG †	11,392	158,586
Deutsche Post AG (a)	31,895	883,588
Duerr AG	5,380	378,486
Evonik Industries AG (a)	35,609	1,192,281
Freenet AG (a)	72,966	2,414,043
Fresenius Medical Care AG & Co. KGaA (a)	70,097	5,478,430
GEA Group AG (a)	7,740	295,129
Hannover Rueck SE (a)	56,434	5,780,595
HeidelbergCement AG (a)	13,654	937,647
Hella KGaA Hueck & Co.	5,279	191,150
HOCHTIEF AG (a)	6,208	518,312
HUGO BOSS AG (a)	1,451	163,151
KION Group AG †(a)	31,097	1,381,815
Krones AG	2,798	294,889
Linde AG (a)	7,770	1,262,039
Merck KGaA (a)	32,416	2,869,994
MTU Aero Engines AG (a)	2,885	241,534
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (a)	17,518	3,271,742
ProSiebenSat.1 Media SE (a)	17,655	866,606
RHOEN-KLINIKUM AG (a)	31,629	895,686
SAP SE	5,070	328,453
Software AG	5,320	155,454
Symrise AG (a)	26,654	1,605,990
Talanx AG (a)	21,810	653,391

		41,816,548

Italy - 1.7%
A2A SpA	307,866	382,205
Atlantia SpA	26,831	750,535
Autogrill SpA †	57,879	527,916
Banca Generali SpA	20,907	589,769
Banca Popolare di Milano Scarl	1,410,231	1,394,341
Davide Campari-Milano SpA	29,799	237,340
Enel SpA	88,533	395,034
Eni SpA (a)	133,741	2,103,792
FinecoBank Banca Fineco SpA	421,978	2,804,292
Finmeccanica SpA †	45,600	571,040
Hera SpA	513,425	1,333,047
Intesa Sanpaolo SpA	672,440	2,375,529
Luxottica Group SpA	11,007	762,836

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

	SHARES	VALUE (Note 5)
Italy - 1.7% (continued)
Mediobanca SpA	202,666	$1,993,978
Pirelli & C. SpA	134,349	2,248,199
Prysmian SpA	12,551	259,420
Recordati SpA	43,300	999,172
Snam SpA	134,975	693,216
Telecom Italia SpA †	224,368	276,494
Terna Rete Elettrica Nazionale SpA	194,694	946,257
UnipolSai SpA	78,816	171,386

		21,815,798

Japan - 20.8%
ABC-Mart, Inc. (a)	58,300	3,259,258
Air Water, Inc. (a)	107,000	1,607,236
Aisin Seiki Co., Ltd. (a)	36,400	1,221,292
Ajinomoto Co., Inc. (a)	19,000	400,672
Alfresa Holdings Corp. (a)	132,900	2,269,590
ANA Holdings, Inc. (a)	2,529,000	7,084,797
Aozora Bank Ltd. (a)	1,037,000	3,596,640
Asahi Group Holdings Ltd. (a)	8,100	262,790
Asahi Kasei Corp. (a)	376,000	2,651,343
Astellas Pharma, Inc. (a)	202,800	2,625,060
Bandai Namco Holdings, Inc. (a)	167,100	3,878,177
Bank of Yokohama Ltd./The (a)	155,000	942,094
Benesse Holdings, Inc. (a)	57,500	1,537,324
Bridgestone Corp. (a)	36,600	1,266,586
Brother Industries Ltd. (a)	185,400	2,234,818
Calbee, Inc. (a)	31,200	1,009,632
Canon, Inc. (a)	46,000	1,330,665
Central Japan Railway Co. (a)	37,400	6,029,916
Chiba Bank Ltd./The (a)	99,000	703,007
Chubu Electric Power Co., Inc. (a)	123,300	1,817,964
Chugoku Bank Ltd./The (a)	108,500	1,610,298
Chugoku Electric Power Co., Inc./The	12,700	175,046
Dai Nippon Printing Co., Ltd. (a)	109,000	1,053,199
Daicel Corp. (a)	184,600	2,266,114
Daihatsu Motor Co., Ltd. (a)	39,000	451,129
Daiichi Sankyo Co., Ltd. (a)	94,600	1,641,495
Don Quijote Holdings Co., Ltd.	27,300	1,028,547
East Japan Railway Co. (a)	31,700	2,671,221
Electric Power Development Co., Ltd. (a)	55,100	1,681,616
Ezaki Glico Co., Ltd.	17,300	799,516
FamilyMart Co., Ltd. (a)	72,300	3,296,361

	SHARES	VALUE (Note 5)
Japan - 20.8% (continued)
Fuji Electric Co., Ltd. (a)	138,000	$500,481
Fuji Heavy Industries Ltd. (a)	14,700	528,972
FUJIFILM Holdings Corp. (a)	73,800	2,758,804
Fujitsu Ltd. (a)	138,000	600,272
Fukuoka Financial Group, Inc. (a)	275,000	1,309,785
Gunma Bank Ltd./The (a)	275,000	1,760,109
Hachijuni Bank Ltd./The (a)	34,000	241,339
Hakuhodo DY Holdings, Inc. (a)	239,400	2,269,706
Hankyu Hanshin Holdings, Inc.	39,000	238,527
Hikari Tsushin, Inc. (a)	13,800	965,896
Hino Motors Ltd. (a)	15,800	161,015
Hitachi Chemical Co., Ltd. (a)	44,900	619,498
Hitachi High-Technologies Corp. (a)	86,100	1,864,350
Hitachi Metals Ltd. (a)	93,900	1,090,453
Hokuhoku Financial Group, Inc. (a)	1,231,000	2,818,598
Hokuriku Electric Power Co. (a)	27,100	364,494
Hoya Corp. (a)	87,300	2,859,241
Ibiden Co., Ltd. (a)	20,800	272,299
Idemitsu Kosan Co., Ltd. (a)	111,400	1,706,469
ITOCHU Corp. (a)	218,400	2,308,758
Itochu Techno-Solutions Corp. (a)	138,100	2,945,285
Izumi Co., Ltd.	16,800	680,041
Japan Airlines Co., Ltd. (a)	369,700	13,081,807
Japan Petroleum Exploration Co., Ltd. (a)	8,400	221,912
Joyo Bank Ltd./The (a)	86,000	453,062
JSR Corp. (a)	49,500	713,538
JTEKT Corp. (a)	19,700	275,820
Kamigumi Co., Ltd. (a)	90,000	737,468
Kaneka Corp. (a)	283,000	2,084,051
Kao Corp. (a)	17,600	797,823
KDDI Corp. (a)	272,800	6,106,111
Keihan Electric Railway Co., Ltd.	36,000	240,112
Kewpie Corp.	76,500	1,521,581
Keyence Corp. (a)	1,500	669,867
Kobayashi Pharmaceutical Co., Ltd. (a)	4,700	354,490
Komatsu Ltd. (a)	46,500	682,547
Konica Minolta, Inc. (a)	53,200	560,449
Kurita Water Industries Ltd. (a)	36,800	781,310
Lawson, Inc. (a)	15,500	1,143,631
Mabuchi Motor Co., Ltd. (a)	26,100	1,133,252
Makita Corp. (a)	17,800	946,833

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

	SHARES	VALUE (Note 5)
Japan - 20.8% (continued)
Marubeni Corp. (a)	125,800	$616,342
Maruichi Steel Tube Ltd. (a)	14,300	323,698
McDonald’s Holdings Co., Japan Ltd.	9,800	219,966
Medipal Holdings Corp. (a)	94,700	1,502,604
MEIJI Holdings Co., Ltd. (a)	18,600	1,363,949
Miraca Holdings, Inc. (a)	24,100	1,022,040
Mitsubishi Chemical Holdings Corp. (a)	203,900	1,064,682
Mitsubishi Corp. (a)	146,600	2,403,003
Mitsubishi Electric Corp. (a)	149,000	1,364,921
Mitsubishi Gas Chemical Co., Inc. (a)	54,000	249,269
Mitsubishi Tanabe Pharma Corp. (a)	322,000	5,682,549
Mitsubishi UFJ Lease & Finance Co., Ltd. (a)	164,400	724,255
Mitsui & Co., Ltd. (a)	220,900	2,482,805
Mixi, Inc.	47,700	1,632,439
MS&AD Insurance Group Holdings, Inc.	26,100	700,260
Murata Manufacturing Co., Ltd. (a)	8,200	1,059,231
Nabtesco Corp. (a)	8,400	153,469
Nagoya Railroad Co., Ltd. (a)	403,000	1,583,718
Nexon Co., Ltd. (a)	104,200	1,393,110
NH Foods Ltd. (a)	75,000	1,530,517
NHK Spring Co., Ltd. (a)	202,500	1,963,537
Nidec Corp. (a)	6,500	446,979
Nippon Express Co., Ltd. (a)	123,000	587,738
Nippon Shokubai Co., Ltd. (a)	13,600	924,855
Nippon Telegraph & Telephone Corp. (a)	125,900	4,434,656
Nippon Yusen KK (a)	160,000	370,789
Nisshin Seifun Group, Inc. (a)	39,300	571,477
Nissin Foods Holdings Co., Ltd. (a)	26,900	1,237,480
Nitori Holdings Co., Ltd. (a)	76,400	5,982,445
NOK Corp. (a)	100,900	2,183,042
Nomura Research Institute Ltd. (a)	31,350	1,203,440
NTT Data Corp. (a)	26,500	1,336,040
NTT DOCOMO, Inc. (a)	77,700	1,310,570
Omron Corp. (a)	20,100	605,054
Oracle Corp. Japan (a)	21,100	891,032
ORIX Corp. (a)	262,600	3,387,368
Osaka Gas Co., Ltd. (a)	843,000	3,196,168
Otsuka Corp. (a)	58,700	2,860,078
Otsuka Holdings Co., Ltd. (a)	233,700	7,462,405
Park24 Co., Ltd. (a)	74,500	1,398,200

	SHARES	VALUE (Note 5)
Japan - 20.8% (continued)
Pola Orbis Holdings, Inc.	18,000	$1,119,412
Resona Holdings, Inc. (a)	1,358,300	6,920,875
Rinnai Corp. (a)	2,100	160,222
Rohm Co., Ltd. (a)	33,300	1,480,857
Sankyo Co., Ltd. (a)	55,900	1,988,706
Santen Pharmaceutical Co., Ltd. (a)	213,600	2,867,710
Secom Co., Ltd. (a)	23,700	1,425,331
Seibu Holdings, Inc. (a)	38,000	770,076
Seiko Epson Corp. (a)	113,200	1,601,334
Sekisui Chemical Co., Ltd. (a)	208,000	2,189,307
Seven & i Holdings Co., Ltd. (a)	36,200	1,651,920
Seven Bank Ltd. (a)	253,900	1,098,898
Shimadzu Corp. (a)	25,000	360,932
Shimamura Co., Ltd. (a)	45,800	4,933,325
Shimano, Inc. (a)	9,700	1,362,810
SMC Corp. (a)	1,100	240,854
Sugi Holdings Co., Ltd.	13,100	587,947
Sumitomo Corp. (a)	49,100	474,817
Sumitomo Heavy Industries Ltd. (a)	680,000	2,694,562
Sumitomo Metal Mining Co., Ltd.	13,000	147,677
Sumitomo Rubber Industries Ltd. (a)	398,800	5,535,814
Suntory Beverage & Food Ltd.	4,200	161,360
Suruga Bank Ltd. (a)	12,800	238,175
Suzuken Co., Ltd. (a)	21,710	723,964
Sysmex Corp. (a)	13,800	728,802
Taisei Corp. (a)	124,000	808,367
Taisho Pharmaceutical Holdings Co., Ltd. (a)	9,100	523,149
Takashimaya Co., Ltd. (a)	23,000	185,837
Teijin Ltd. (a)	135,000	410,060
THK Co., Ltd. (a)	23,500	374,320
Toho Gas Co., Ltd. (a)	447,000	2,635,859
Tohoku Electric Power Co., Inc. (a)	260,700	3,532,884
Tokio Marine Holdings, Inc. (a)	61,700	2,305,112
Tokyo Gas Co., Ltd. (a)	623,000	3,013,648
TonenGeneral Sekiyu KK (a)	97,000	940,021
Toppan Printing Co., Ltd. (a)	64,000	515,551
Toyo Suisan Kaisha Ltd. (a)	87,000	3,298,348
Toyoda Gosei Co., Ltd. (a)	56,200	1,104,601
Toyota Industries Corp. (a)	6,400	304,441
Tsuruha Holdings, Inc.	2,000	172,356
Unicharm Corp. (a)	20,400	361,323

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

	SHARES	VALUE (Note 5)
Japan - 20.8% (continued)
USS Co., Ltd. (a)	85,100	$1,415,387
West Japan Railway Co. (a)	109,800	6,881,820
Yamada Denki Co., Ltd. (a)	57,200	230,603
Yamaguchi Financial Group, Inc. (a)	259,000	3,174,817
Yamaha Corp. (a)	25,900	573,638
Yamazaki Baking Co., Ltd. (a)	262,000	4,037,100
Yokohama Rubber Co., Ltd./The (a)	8,600	151,679

		271,616,247

Netherlands - 1.2%
Aalberts Industries NV (a)	8,019	237,654
Boskalis Westminster (a)	52,541	2,299,854
Delta Lloyd NV (a)	74,647	627,236
Heineken NV (a)	11,597	938,994
Koninklijke Ahold NV (a)	166,406	3,246,255
Koninklijke DSM NV (a)	9,372	432,533
Koninklijke Vopak NV	14,170	566,562
NN Group NV (a)	91,722	2,633,085
QIAGEN NV †(a)	6,007	154,951
SBM Offshore NV †(a)	46,838	594,618
Wolters Kluwer NV (a)	131,196	4,045,998

		15,777,740

Norway - 0.8%
DNB ASA (a)	178,583	2,324,146
Gjensidige Forsikring ASA (a)	16,466	221,708
Marine Harvest ASA †(a)	37,538	477,558
Norsk Hydro ASA	147,734	492,628
Orkla ASA (a)	47,764	353,228
Statoil ASA	55,009	801,981
Telenor ASA (a)	48,097	898,768
Yara International ASA (a)	106,826	4,261,572

		9,831,589

Portugal - 0.0% (b)
EDP - Energias de Portugal SA	54,978	201,414
NOS SGPS SA	19,407	160,304

		361,718

Spain - 1.8%
Acerinox SA (a)	61,042	545,787
ACS Actividades de Construccion y Servicios SA (a)	17,737	510,330
Almirall SA	27,568	492,240
Amadeus IT Holding SA, A Shares (a)	24,998	1,071,044

	SHARES	VALUE (Note 5)
Spain - 1.8% (continued)
Banco de Sabadell SA	229,123	$421,715
Banco Santander SA (a)	386,686	2,056,169
Bankinter SA (a)	23,392	172,333
Ebro Foods SA	101,534	1,994,240
Enagas SA (a)	46,571	1,335,449
Endesa SA (a)	187,777	3,959,915
Ferrovial SA (a)	98,893	2,365,537
Gamesa Corp. Tecnologica SA	25,023	347,365
Gas Natural SDG SA (a)	45,323	884,348
Iberdrola SA (a)	427,099	2,845,855
Mediaset Espana Comunicacion SA	25,271	276,261
Prosegur Cia de Seguridad SA	11,400	54,894
Red Electrica Corp. SA (a)	6,713	557,419
Repsol SA (a)	104,841	1,222,778
Tecnicas Reunidas SA (a)	31,172	1,380,446
Telefonica SA (a)	87,040	1,055,968

		23,550,093

Sweden - 1.1%
Assa Abloy AB, Class B (a)	8,242	147,827
Boliden AB (a)	176,330	2,761,002
Electrolux AB, Series B (a)	21,957	620,435
Husqvarna AB, B Shares	111,920	734,009
ICA Gruppen AB	84,988	2,877,200
Securitas AB, B Shares (a)	177,301	2,168,404
Skandinaviska Enskilda Banken AB, Class A (a)	129,781	1,388,036
Skanska AB, B Shares (a)	26,034	511,118
SKF AB, B Shares	21,993	404,198
Svenska Cellulosa AB SCA, Class B	22,539	630,689
Swedbank AB, A Shares (a)	6,904	152,719
Swedish Match AB (a)	5,544	167,587
Tele2 AB, B Shares (a)	95,812	934,417
TeliaSonera AB (a)	180,915	976,540

		14,474,181

Switzerland - 2.8%
Baloise Holding AG (a)	4,325	495,662
Barry Callebaut AG †(a)	222	241,730
Bucher Industries AG (a)	2,384	512,570
Chocoladefabriken Lindt & Spruengli AG (a)	69	404,556
DKSH Holding AG †(a)	2,490	157,972
Flughafen Zuerich AG (a)	727	506,012

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

	SHARES	VALUE (Note 5)
Switzerland - 2.8% (continued)
Galenica AG (a)	2,003	$2,552,135
GAM Holding AG †(a)	12,733	224,121
Geberit AG (a)	484	148,063
Georg Fischer AG (a)	566	320,795
Givaudan SA †(a)	1,455	2,367,523
Helvetia Holding AG (a)	1,025	502,839
Lonza Group AG †(a)	10,805	1,417,788
Nestle SA (a)	40,027	3,010,258
Novartis AG (a)	47,724	4,386,403
Roche Holding AG (a)	5,075	1,347,268
Schindler Holding AG (a)	2,818	404,797
Sonova Holding AG (a)	1,208	155,552
Straumann Holding AG (a)	2,555	735,495
Swiss Life Holding AG †(a)	10,130	2,259,651
Swiss Re AG (a)	117,967	10,121,232
Swisscom AG (a)	5,048	2,519,291
Zurich Insurance Group AG †(a)	9,659	2,371,345

		37,163,058

United Kingdom - 1.0%
CNH Industrial NV	28,373	184,945
Fiat Chrysler Automobiles NV †(a)	204,430	2,657,088
RELX NV (a)	75,276	1,229,783
Unilever NV CVA (a)	210,200	8,425,867

		12,497,683

TOTAL COMMON STOCKS (cost $502,881,100)		482,195,617

PREFERRED STOCKS - 0.7%

Germany - 0.7%
Henkel AG & Co. KGaA (a)	59,966	6,176,224
Porsche Automobil Holding SE	32,032	1,362,823
Volkswagen AG (a)	20,196	2,218,485

TOTAL PREFERRED STOCKS (cost $14,112,441)		9,757,532

MONEY MARKET FUNDS - 51.7%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.010% (c)	1,308,108	1,308,108
Dreyfus Treasury Cash Management, Class I, 0.010% (c)	5,232,433	5,232,433

	SHARES	VALUE (Note 5)
MONEY MARKET FUNDS - 51.7% (continued)
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.000% ^(c)(d)	542,788,738	$542,788,738
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% ^(c)(d)	119,490,085	119,490,085
UBS Money Series - UBS Select Treasury Preferred Fund, Class I, 0.010% (c)	6,540,541	6,540,541

TOTAL MONEY MARKET FUNDS (cost $675,359,905)		675,359,905

	PRINCIPAL AMOUNT (000’S)
SHORT-TERM INVESTMENTS - 19.7%
U.S. Treasury Bill, 0.238%, 2/18/2016 ^(e)	$10,330	10,329,049
U.S. Treasury Bill, 0.113%, 3/24/2016 ^(e)	7,888	7,886,225
U.S. Treasury Bill, 0.259%, 3/17/2016 ^(e)	2,160	2,159,659
U.S. Treasury Bill, 0.263%, 3/3/2016 ^(e)	8,549	8,548,043
U.S. Treasury Bill, 0.083%, 11/19/2015 ^(e)	194,495	194,498,890
U.S. Treasury Bill, 0.241%, 2/11/2016 ^(e)	33,609	33,605,908
TOTAL SHORT-TERM INVESTMENTS (cost $256,953,003)		257,027,774

TOTAL INVESTMENTS IN SECURITIES, AT VALUE (cost $1,449,306,449)		1,424,340,828

	SHARES
SECURITIES SOLD SHORT - (27.4)%

COMMON STOCKS - (27.4)%

Austria - 0.0% (b)
ams AG	(17,157)	(640,138)

Belgium - (0.4)%
Telenet Group Holding NV †	(25,214)	(1,448,430)
UCB SA	(41,033)	(3,214,638)

		(4,663,068)

Denmark - (0.1)%
Carlsberg A/S, Class B	(1,983)	(152,376)
Coloplast A/S, Class B	(4,487)	(318,124)
Novozymes A/S, B Shares	(14,318)	(624,868)
Vestas Wind Systems A/S	(18,077)	(939,806)

		(2,035,174)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

	SHARES	VALUE (Note 5)
Finland - (1.0)%
Nokia OYJ	(821,779)	$(5,619,160)
Nokian Renkaat OYJ	(194,596)	(6,299,380)
Outokumpu OYJ †	(336,828)	(777,762)
Wartsila OYJ	(3,691)	(146,467)

		(12,842,769)

Germany - (4.1)%
adidas AG	(42,853)	(3,455,123)
BASF SE	(20,541)	(1,571,045)
Bayer AG	(44,377)	(5,693,499)
Bayerische Motoren Werke AG	(33,435)	(2,916,960)
Beiersdorf AG	(27,153)	(2,406,869)
Bilfinger SE	(91,314)	(3,386,049)
Commerzbank AG †	(427,158)	(4,511,550)
Continental AG	(3,316)	(708,251)
Deutsche Bank AG	(113,647)	(3,067,014)
Deutsche Telekom AG	(59,588)	(1,060,757)
E.ON SE	(432,574)	(3,712,107)
Infineon Technologies AG	(41,813)	(469,787)
LANXESS AG	(58,562)	(2,742,050)
METRO AG	(43,227)	(1,196,001)
Rheinmetall AG	(32,579)	(2,003,245)
Rocket Internet SE 144A †(f)	(37,463)	(1,206,100)
RWE AG	(342,669)	(3,893,997)
Salzgitter AG	(60,422)	(1,500,846)
Siemens AG	(13,136)	(1,173,531)
STADA Arzneimittel AG	(30,736)	(1,101,769)
Telefonica Deutschland Holding AG	(221,563)	(1,354,852)
ThyssenKrupp AG	(107,471)	(1,888,477)
Wacker Chemie AG	(3,744)	(284,772)
Wirecard AG	(41,472)	(1,985,769)
Zalando SE 144A †(f)	(21,089)	(698,430)

		(53,988,850)

Italy - (0.8)%
Azimut Holding SpA	(36,930)	(792,496)
Banca Popolare dell’Emilia Romagna SC	(436,002)	(3,595,716)
Banco Popolare SC †	(31,936)	(472,507)
Enel Green Power SpA	(314,384)	(594,456)
Mediaset SpA	(354,200)	(1,630,582)
Mediolanum SpA	(376,804)	(2,691,487)

	SHARES	VALUE (Note 5)
Italy - (0.8)% (continued)
Salvatore Ferragamo SpA	(17,351)	$(462,784)

		(10,240,028)

Japan - (14.9)%
Acom Co., Ltd. †	(830,700)	(4,250,592)
Advantest Corp.	(271,800)	(1,954,176)
Aeon Co., Ltd.	(240,800)	(3,735,748)
AEON Financial Service Co., Ltd.	(84,900)	(1,679,833)
Alps Electric Co., Ltd.	(26,900)	(759,657)
Amada Holdings Co., Ltd.	(111,400)	(849,377)
Asahi Glass Co., Ltd.	(157,000)	(917,401)
Chiyoda Corp.	(193,000)	(1,318,906)
Chugai Pharmaceutical Co., Ltd.	(66,600)	(2,045,501)
Citizen Holdings Co., Ltd.	(79,200)	(547,373)
Credit Saison Co., Ltd.	(126,900)	(2,305,412)
Dai-ichi Life Insurance Co., Ltd./The	(108,900)	(1,733,671)
Daikin Industries Ltd.	(39,100)	(2,192,961)
Daiwa Securities Group, Inc.	(60,000)	(388,230)
Denso Corp.	(88,300)	(3,740,289)
Dentsu, Inc.	(32,600)	(1,673,036)
Eisai Co., Ltd.	(2,400)	(141,604)
FANUC Corp.	(4,500)	(692,274)
Fast Retailing Co., Ltd.	(6,300)	(2,562,584)
Hirose Electric Co., Ltd.	(6,300)	(685,842)
Hitachi Construction Machinery Co., Ltd.	(29,000)	(388,674)
Hitachi Ltd.	(339,000)	(1,710,604)
Honda Motor Co., Ltd.	(45,800)	(1,366,980)
IHI Corp.	(1,436,000)	(3,689,997)
Inpex Corp.	(276,900)	(2,475,690)
Isetan Mitsukoshi Holdings Ltd.	(50,200)	(753,216)
Japan Airport Terminal Co., Ltd.	(40,700)	(1,759,079)
Japan Display, Inc. †	(1,584,200)	(4,563,516)
Japan Tobacco, Inc.	(40,100)	(1,243,910)
JFE Holdings, Inc.	(65,300)	(857,647)
JGC Corp.	(102,000)	(1,353,251)
Kajima Corp.	(117,000)	(620,903)
Kakaku.com, Inc.	(266,900)	(4,334,569)
Kansai Electric Power Co., Inc./The †	(168,600)	(1,874,364)
Kansai Paint Co., Ltd.	(30,000)	(408,013)
Kawasaki Heavy Industries Ltd.	(334,000)	(1,153,081)
Keikyu Corp.	(74,000)	(589,027)
Keio Corp.	(21,000)	(149,299)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

	SHARES	VALUE (Note 5)
Japan - (14.9)% (continued)
Kikkoman Corp.	(127,000)	$(3,497,976)
Kintetsu Group Holdings Co., Ltd.	(346,000)	(1,242,777)
Kobe Steel Ltd.	(118,000)	(127,944)
Koito Manufacturing Co., Ltd.	(24,200)	(790,769)
Konami Corp.	(35,200)	(760,752)
Kubota Corp.	(74,000)	(1,018,419)
Kyowa Hakko Kirin Co., Ltd.	(81,000)	(1,207,519)
Kyushu Electric Power Co., Inc. †	(645,500)	(7,042,681)
LIXIL Group Corp.	(34,600)	(704,186)
M3, Inc.	(24,300)	(482,909)
Marui Group Co., Ltd.	(131,700)	(1,588,590)
Mazda Motor Corp.	(297,700)	(4,704,047)
Minebea Co., Ltd.	(123,000)	(1,305,694)
Mitsubishi Heavy Industries Ltd.	(421,000)	(1,882,813)
Mitsubishi Logistics Corp.	(196,000)	(2,272,820)
Mitsubishi Materials Corp.	(583,000)	(1,771,402)
Mitsubishi Motors Corp.	(30,800)	(235,568)
Mitsubishi UFJ Financial Group, Inc.	(123,900)	(748,634)
Mitsui Chemicals, Inc.	(523,000)	(1,676,204)
Mitsui OSK Lines Ltd.	(1,844,000)	(4,429,373)
NGK Insulators Ltd.	(59,000)	(1,128,989)
NGK Spark Plug Co., Ltd.	(177,600)	(4,076,955)
Nintendo Co., Ltd.	(23,900)	(4,028,387)
Nippon Electric Glass Co., Ltd.	(420,000)	(2,028,679)
Nippon Paint Holdings Co., Ltd.	(83,000)	(1,451,652)
Nippon Steel & Sumitomo Metal Corp.	(26,900)	(490,192)
Nissan Motor Co., Ltd.	(219,400)	(2,017,295)
Nitto Denko Corp.	(29,900)	(1,790,793)
Nomura Holdings, Inc.	(326,900)	(1,897,447)
NSK Ltd.	(34,800)	(337,318)
NTN Corp.	(32,000)	(132,025)
Obayashi Corp.	(111,000)	(947,073)
Odakyu Electric Railway Co., Ltd.	(130,000)	(1,170,708)
Olympus Corp.	(56,100)	(1,750,225)
Ono Pharmaceutical Co., Ltd.	(21,900)	(2,596,583)
Oriental Land Co., Ltd.	(16,000)	(893,489)
Panasonic Corp.	(14,200)	(143,706)
Rakuten, Inc.	(279,300)	(3,570,137)
Recruit Holdings Co., Ltd.	(67,800)	(2,032,936)
Ricoh Co., Ltd.	(29,400)	(296,732)
Shikoku Electric Power Co., Inc.	(123,800)	(2,018,955)

	SHARES	VALUE (Note 5)
Japan - (14.9)% (continued)
Shin-Etsu Chemical Co., Ltd.	(8,400)	$(430,786)
Shinsei Bank Ltd.	(462,000)	(949,708)
Shionogi & Co., Ltd.	(8,600)	(308,268)
Shiseido Co., Ltd.	(20,400)	(444,856)
Shizuoka Bank Ltd./The	(135,000)	(1,354,838)
SoftBank Group Corp.	(79,100)	(3,657,569)
Sohgo Security Services Co., Ltd.	(6,100)	(278,575)
Sony Corp.	(72,000)	(1,764,873)
Sony Financial Holdings, Inc.	(33,500)	(549,833)
Stanley Electric Co., Ltd.	(32,600)	(650,422)
Sumco Corp.	(229,800)	(2,061,059)
Sumitomo Chemical Co., Ltd.	(151,000)	(763,566)
Sumitomo Mitsui Financial Group, Inc.	(68,400)	(2,593,749)
Sumitomo Mitsui Trust Holdings, Inc.	(721,000)	(2,642,498)
Suzuki Motor Corp.	(66,700)	(2,051,022)
Taiheiyo Cement Corp.	(167,000)	(500,394)
Taiyo Nippon Sanso Corp.	(131,800)	(1,252,117)
TDK Corp.	(2,500)	(141,395)
Terumo Corp.	(81,400)	(2,303,840)
Tobu Railway Co., Ltd.	(192,000)	(824,773)
Toho Co., Ltd.	(7,700)	(175,510)
Tokyo Electric Power Co., Inc. †	(150,400)	(1,004,616)
Tokyo Electron Ltd.	(40,700)	(1,921,659)
Tokyu Corp.	(205,000)	(1,504,417)
Toray Industries, Inc.	(83,000)	(717,556)
Toshiba Corp. †	(1,266,000)	(3,189,381)
Tosoh Corp.	(76,000)	(365,756)
TOTO Ltd.	(15,000)	(467,455)
Toyo Seikan Group Holdings Ltd.	(186,100)	(2,962,238)
Toyota Boshoku Corp.	(17,800)	(302,234)
Toyota Tsusho Corp.	(19,900)	(419,457)
Trend Micro, Inc.	(10,400)	(367,372)
Yahoo Japan Corp.	(1,337,600)	(5,092,229)
Yakult Honsha Co., Ltd.	(40,400)	(2,012,422)
Yamaha Motor Co., Ltd.	(79,600)	(1,601,414)
Yamato Holdings Co., Ltd.	(193,200)	(3,699,045)
Yaskawa Electric Corp.	(379,000)	(3,867,673)
Yokogawa Electric Corp.	(380,700)	(3,984,808)

		(194,937,023)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

	SHARES	VALUE (Note 5)
Luxembourg - (0.6)%
APERAM SA †	(15,132)	$(409,184)
ArcelorMittal	(1,178,944)	(6,113,841)
Millicom International Cellular SA SDR	(16,399)	(1,025,551)
Tenaris SA	(61,601)	(740,589)

		(8,289,165)

Netherlands - (1.1)%
Altice NV, Class A †	(27,178)	(568,654)
Altice NV, Class B †	(8,850)	(197,434)
ASML Holding NV	(52,950)	(4,654,460)
Fugro NV CVA †	(249,680)	(4,416,953)
Koninklijke KPN NV	(900,247)	(3,376,296)
Randstad Holding NV	(17,385)	(1,039,116)

		(14,252,913)

Norway - (0.4)%
DNO ASA †	(1,317,650)	(1,397,081)
Schibsted ASA, B Shares †	(29,920)	(947,911)
Schibsted ASA, Class A	(86,181)	(2,922,124)
Seadrill Ltd. †	(21,288)	(124,327)

		(5,391,443)

Portugal - (0.2)%
Banco Espirito Santo SA (3)†(g)	(216,618)	(29,046)
Jeronimo Martins SGPS SA	(160,125)	(2,161,100)
Sonae SGPS SA	(131,179)	(161,778)

		(2,351,924)

Spain - (1.4)%
Abertis Infraestructuras SA	(62,103)	(982,613)
Acciona SA	(8,492)	(602,642)
Aena SA 144A †(f)	(35,798)	(3,959,774)
Applus Services SA	(47,512)	(451,504)
Atresmedia Corp. de Medios de Comunicacion SA	(16,816)	(214,088)
Banco Bilbao Vizcaya Argentaria SA	(205,023)	(1,733,640)
Banco Popular Espanol SA	(226,643)	(827,935)
Bankia SA	(1,800,090)	(2,336,245)
CaixaBank SA	(384,556)	(1,484,099)
Cellnex Telecom SAU 144A †(f)	(45,516)	(775,483)
Distribuidora Internacional de Alimentacion SA †	(112,575)	(681,475)
Indra Sistemas SA †	(150,232)	(1,561,563)
Mapfre SA	(358,082)	(936,327)

	SHARES	VALUE (Note 5)
Spain - (1.4)% (continued)
Zardoya Otis SA	(119,240)	$(1,288,576)

		(17,835,964)

Sweden - (0.6)%
Alfa Laval AB	(13,884)	(227,293)
Atlas Copco AB, A Shares	(26,028)	(625,948)
Elekta AB, B Shares	(190,969)	(1,271,221)
Getinge AB, B Shares	(32,957)	(735,586)
Hexagon AB, B Shares	(12,806)	(391,243)
Meda AB, A Shares	(38,977)	(557,431)
Sandvik AB	(106,687)	(908,798)
Telefonaktiebolaget LM Ericsson, B Shares	(315,177)	(3,091,769)

		(7,809,289)

Switzerland - (1.7)%
Aryzta AG †	(15,967)	(676,736)
Cie Financiere Richemont SA	(73,928)	(5,752,409)
Clariant AG †	(8,498)	(143,124)
Credit Suisse Group AG †	(154,861)	(3,722,369)
Dufry AG †	(5,818)	(681,244)
EMS-Chemie Holding AG	(365)	(150,161)
Konami Corp. †	(51,683)	(2,709,226)
SGS SA	(439)	(767,106)
Sika AG	(280)	(863,680)
STMicroelectronics NV	(66,942)	(457,351)
Sunrise Communications Group AG 144A †(f)	(2,785)	(159,870)
Swatch Group AG/The	(9,485)	(3,517,707)
UBS Group AG	(110,943)	(2,051,128)

		(21,652,111)

United Kingdom - (0.1)%
Subsea 7 SA †	(124,142)	(934,466)

TOTAL COMMON STOCKS SOLD SHORT (proceeds $398,045,611)		(357,864,325)

TOTAL SECURITIES SOLD SHORT, AT VALUE (proceeds $398,045,611)		(357,864,325)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

VALUE (Note 5)
TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT - 81.6% (cost $1,051,260,838)	$1,066,476,503

OTHER ASSETS IN EXCESS OF LIABILITIES - 18.4% (h)	240,839,622

NET ASSETS - 100.0%	$1,307,316,125

†	Non-income producing security.
(a)	All or a portion of this security has been segregated as collateral for securities sold short and can be sold or replaced subject to the broker’s right to re-hypothecate. At September 30, 2015, the value of these securities was $389,278,845.
(b)	Represents less than 0.05% of net assets.
(c)	Represents annualized seven-day yield as of the close of the reporting period.
(d)	All or a portion of the security is pledged as collateral to the brokers for forward foreign currency exchange and swap contracts.
(e)	The rate shown is the effective yield at the date of purchase.
(f)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund Advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(g)	Security fair valued as of September 30, 2015 using procedures approved by the Board of Trustees. The total value of positions fair valued was $(29,046) or (0.0)% of total net assets.
(h)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
^	All or a portion represents positions held in the respective Subsidiary (See Note 2).

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(3)	Level 3 security (See Note 5).

The following abbreviations are used in portfolio descriptions:

144A - Restricted Security

CVA - Dutch Certification

SDR - Special Drawing Rights

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$2,061,541	0.2%
Consumer Staples	37,153,187	2.8
Energy	1,056,512	0.1
Financials	38,307,529	2.8
Health Care	34,990,549	2.7
Industrials	25,882,239	2.0
Information Technology	(29,968,514)	(2.3)
Materials	1,207,923	0.1
Telecommunication Services	14,189,839	1.1
Utilities	9,208,019	0.7
Money Market Funds	675,359,905	51.7
Short-Term Investments	257,027,774	19.7

Total Investments In Securities, At Value	1,066,476,503	81.6
Other Assets in Excess of Liabilities (h)	240,839,622	18.4

Net Assets	$1,307,316,125	100.0%

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

Total return swap contracts outstanding as of September 30, 2015:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Goldman Sachs	BIST 30 October Futures	10/2015	TRY	1,867,189	$(5,992)
Bank of America	Bovespa Index October Futures	10/2015	BRL	(148,355,490)	2,717,978
CitiBank	Corn December Futures^	12/2015	USD	7,381,886	(111,574)
Macquarie Capital	Corn December Futures^	12/2015	USD	5,296,302	54,648
Bank of America	Hang Seng Index October Futures	10/2015	HKD	362,520,839	(900,260)
Bank of America	KOSPI Index 200 December Futures	12/2015	KRW	19,042,612,950	190,018
CitiBank	Soybean November Futures^	11/2015	USD	10,131,419	(234,547)
CitiBank	Soybean November Futures^	11/2015	USD	(10,266,084)	369,190
Deutsche Bank	Soybean November Futures^	11/2015	USD	9,099,956	(345,881)
Deutsche Bank	Soybean November Futures^	11/2015	USD	(139,425)	6,787
Macquarie Capital	Soybean November Futures^	11/2015	USD	14,326,447	302,353
Societe Generale	Soybean November Futures^	11/2015	USD	398,411	2,989
Bank of America	Swiss Market Index December Futures	12/2015	CHF	(24,844,226)	582,244
Bank of America	Taiwan Stock Exchange October Futures	10/2015	TWD	13,215,865	(6,027)
Bank of America	Tel Aviv 25 Index October Futures	10/2015	ILS	37,134,002	(572,066)
Goldman Sachs	WIG20 Index December Futures	12/2015	PLN	12,362,480	(86,398)

					$1,963,462

^	Represents positions held in the respective Subsidiary (See Note 2).

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

Open futures contracts outstanding at September 30, 2015:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
258	Morgan Stanley and Co., International PLC	Corn Futures^	12/2015	$4,950,219	$5,001,975	$51,756
131	Morgan Stanley and Co., International PLC	Gold 100 OZ Futures^	12/2015	14,614,589	14,609,120	(5,469)
3	J.P. Morgan	LME Copper Futures^	10/2015	408,872	388,447	(20,425)
57	J.P. Morgan	LME Copper Futures^	11/2015	7,405,152	7,372,337	(32,815)
1	J.P. Morgan	LME Copper Futures^	12/2015	126,219	129,000	2,781
51	J.P. Morgan	LME Copper Futures^	10/2015	7,041,438	6,603,225	(438,213)
9	J.P. Morgan	LME Copper Futures^	11/2015	1,131,237	1,163,419	32,182
1	J.P. Morgan	LME Copper Futures^	12/2015	129,844	129,225	(619)
40	J.P. Morgan	LME Copper Futures^	10/2015	5,482,368	5,178,750	(303,618)
50	J.P. Morgan	LME Copper Futures^	10/2015	6,968,872	6,474,274	(494,598)
17	J.P. Morgan	LME Copper Futures^	10/2015	2,354,542	2,201,696	(152,846)
26	J.P. Morgan	LME Copper Futures^	11/2015	3,358,872	3,363,100	4,228
15	J.P. Morgan	LME Copper Futures^	11/2015	1,931,287	1,940,010	8,723
49	J.P. Morgan	LME Copper Futures^	11/2015	6,176,045	6,333,960	157,915
19	J.P. Morgan	LME Copper Futures^	11/2015	2,355,097	2,455,860	100,763
14	J.P. Morgan	LME Copper Futures^	11/2015	1,765,791	1,809,521	43,730
7	J.P. Morgan	LME Copper Futures^	11/2015	863,642	904,729	41,087
19	J.P. Morgan	LME Copper Futures^	12/2015	2,416,938	2,455,451	38,513
4	J.P. Morgan	LME Copper Futures^	12/2015	518,289	516,919	(1,370)
364	J.P. Morgan	LME Copper Futures^	12/2015	45,958,484	47,006,050	1,047,566
677	Morgan Stanley and Co., International PLC	Silver Futures^	12/2015	50,630,321	49,143,430	(1,486,891)
507	Morgan Stanley and Co., International PLC	Soybean Futures^	11/2015	22,443,866	22,612,200	168,334
1,375	J.P. Morgan	BIST 30 Futures	10/2015	4,197,049	4,181,335	(15,714)
738	Barclays Capital	CAC40 Index Futures	10/2015	37,731,884	36,708,903	(1,022,981)
143	Barclays Capital	DAX Index Futures	12/2015	40,749,655	38,586,853	(2,162,802)
22	Barclays Capital	FTSE Bursa Malaysia KLCI Index Futures	10/2015	394,839	401,012	6,173
232	Barclays Capital	FTSE/JSE Top 40 Index Futures	12/2015	7,391,691	7,582,667	190,976
46	Barclays Capital	Hang Seng Index Futures	10/2015	6,268,354	6,170,489	(97,865)
297	Barclays Capital	KOSPI Index 200 Futures	12/2015	28,808,004	29,617,312	809,308

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
90	J.P. Morgan	Mexican Stock Exchange Price and Quotation Index Futures	12/2015	$2,273,742	$2,270,058	$(3,684)
18	Barclays Capital	MSCI Singapore Index Futures	10/2015	776,963	790,555	13,592
437	Barclays Capital	MSCI Taiwan Stock Index Futures	10/2015	13,127,519	13,175,550	48,031
182	Barclays Capital	SET50 Index Futures	12/2015	856,354	856,772	418
937	Barclays Capital	TOPIX Index Futures	12/2015	112,549,989	110,246,781	(2,303,208)
84	J.P. Morgan	90-Day EURODollar Futures	12/2015	20,865,853	20,912,850	46,997
2,255	J.P. Morgan	90-Day EURODollar Futures	03/2016	559,458,177	560,818,500	1,360,323
1,401	J.P. Morgan	90-Day EURODollar Futures	06/2016	346,946,863	347,990,887	1,044,024
1,375	J.P. Morgan	90-Day EURODollar Futures	09/2016	340,558,002	341,034,375	476,373
24	J.P. Morgan	Australia 3-Year Bond Futures	12/2015	1,891,661	1,891,336	(325)
548	Goldman Sachs	Canadian 10-Year Bond Futures	12/2015	58,292,307	58,224,743	(67,564)
82	Goldman Sachs	Euro - Bobl Futures	12/2015	11,744,681	11,821,690	77,009
4,094	Goldman Sachs	Euro - SCHATZ Futures	12/2015	509,205,194	509,385,673	180,479
1,956	Goldman Sachs	Long Gilt Futures	12/2015	350,156,358	352,291,272	2,134,914
716	Morgan Stanley and Co., International PLC	U.S. Treasury 10-Year Note Futures	12/2015	91,336,960	92,173,813	836,853
4,892	Morgan Stanley and Co., International PLC	U.S. Treasury 2-Year Note Futures	12/2015	1,070,564,874	1,071,500,875	936,001
32	Morgan Stanley and Co., International PLC	U.S. Treasury 5-Year Note Futures	12/2015	3,843,473	3,856,500	13,027

				3,809,022,430	3,810,283,499	1,261,069

Short Contracts:
347	Goldman Sachs	Brent Crude Futures^	11/2015	$(17,692,439)	$(16,784,390)	$908,049
3	J.P. Morgan	LME Copper Futures^	10/2015	(409,080)	(388,447)	20,633
57	J.P. Morgan	LME Copper Futures^	11/2015	(7,378,238)	(7,372,338)	5,900
1	J.P. Morgan	LME Copper Futures^	12/2015	(129,198)	(129,000)	198
51	J.P. Morgan	LME Copper Futures^	10/2015	(6,993,250)	(6,603,225)	390,025
9	J.P. Morgan	LME Copper Futures^	11/2015	(1,127,903)	(1,163,419)	(35,516)
1	J.P. Morgan	LME Copper Futures^	12/2015	(129,110)	(129,225)	(115)
40	J.P. Morgan	LME Copper Futures^	10/2015	(5,489,401)	(5,178,750)	310,651
50	J.P. Morgan	LME Copper Futures^	10/2015	(6,977,270)	(6,474,276)	502,994
17	J.P. Morgan	LME Copper Futures^	10/2015	(2,354,817)	(2,201,695)	153,122
26	J.P. Morgan	LME Copper Futures^	11/2015	(3,365,703)	(3,363,100)	2,603
15	J.P. Morgan	LME Copper Futures^	11/2015	(1,971,896)	(1,940,010)	31,886

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
49	J.P. Morgan	LME Copper Futures^	11/2015	$(6,164,404)	$(6,333,961)	$(169,557)
19	J.P. Morgan	LME Copper Futures^	11/2015	(2,341,377)	(2,455,859)	(114,482)
14	J.P. Morgan	LME Copper Futures^	11/2015	(1,734,286)	(1,809,521)	(75,235)
7	J.P. Morgan	LME Copper Futures^	11/2015	(871,630)	(904,729)	(33,099)
19	J.P. Morgan	LME Copper Futures^	12/2015	(2,422,453)	(2,455,450)	(32,997)
4	J.P. Morgan	LME Copper Futures^	12/2015	(526,188)	(516,919)	9,269
89	J.P. Morgan	LME Copper Futures^	12/2015	(11,158,869)	(11,493,238)	(334,369)
2,193	Morgan Stanley and Co., International PLC	Natural Gas Futures^	11/2015	(60,574,931)	(55,351,320)	5,223,611
460	Morgan Stanley and Co., International PLC	WTI Crude Futures^	11/2015	(20,825,654)	(20,741,400)	84,254
637	Barclays Capital	Amsterdam Index Futures	10/2015	(61,720,187)	(59,967,785)	1,752,402
2,447	Barclays Capital	Euro Stoxx 50 Index	12/2015	(86,895,983)	(84,516,527)	2,379,456
335	Barclays Capital	FTSE 100 Index Futures	12/2015	(30,503,280)	(30,500,027)	3,253
171	Barclays Capital	FTSE/MIB Index Futures	12/2015	(20,544,879)	(20,291,252)	253,627
490	Barclays Capital	H-SHARES Index Futures	10/2015	(29,861,525)	(29,643,228)	218,297
74	Barclays Capital	IBEX 35 Index Futures	10/2015	(8,066,912)	(7,888,645)	178,267
15	Barclays Capital	OMXS30 Index Futures	10/2015	(250,853)	(253,675)	(2,822)
685	Barclays Capital	S&P 500 E-Mini Futures	12/2015	(65,312,856)	(65,372,975)	(60,119)
209	Barclays Capital	S&P/Toronto Stock Exchange 60 Index Futures	12/2015	(24,688,018)	(24,431,623)	256,395
111	Barclays Capital	SGX S&P CNX Nifty Index Futures	10/2015	(1,739,872)	(1,770,672)	(30,800)
214	Barclays Capital	SPI 200 Index Futures	12/2015	(18,847,480)	(18,802,109)	45,371
117	Goldman Sachs	10-Year Japanese Government Bond Futures	12/2015	(144,199,374)	(144,498,145)	(298,771)
1,562	J.P. Morgan	3-Month Euro Euribor Futures	03/2016	(436,248,648)	(436,606,507)	(357,859)
2,255	J.P. Morgan	3-Month Euro Euribor Futures	06/2016	(629,840,093)	(630,343,707)	(503,614)
1,338	J.P. Morgan	3-Month Euro Euribor Futures	09/2016	(373,818,768)	(373,994,562)	(175,794)
933	J.P. Morgan	90-Day Sterling Futures	03/2016	(175,024,921)	(175,277,724)	(252,803)
595	J.P. Morgan	90-Day Sterling Futures	09/2016	(111,424,088)	(111,588,203)	(164,115)
1,042	J.P. Morgan	Australia 10-Year Bond Futures	12/2015	(93,942,409)	(94,649,812)	(707,403)
229	J.P. Morgan	Canadian 3-Month Bank Acceptance Futures	12/2015	(42,509,020)	(42,576,068)	(67,048)
1,152	J.P. Morgan	Canadian 3-Month Bank Acceptance Futures	03/2016	(213,776,402)	(214,246,534)	(470,132)
375	J.P. Morgan	Canadian 3-Month Bank Acceptance Futures	06/2016	(69,575,322)	(69,741,710)	(166,388)
107	J.P. Morgan	Canadian 3-Month Bank Acceptance Futures	09/2016	(19,902,056)	(19,892,621)	9,435
3,494	Goldman Sachs	Euro-Bund Futures	12/2015	(599,760,091)	(609,796,310)	(10,036,219)
222	Goldman Sachs	Euro-Buxl 30-Year Bond Futures	12/2015	(37,483,196)	(38,633,300)	(1,150,104)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
319	Morgan Stanley and Co., International PLC	U.S. Treasury Long Bond Futures	12/2015	$(50,348,709)	$(50,192,656)	$156,053

				(3,506,923,039)	(3,509,266,649)	(2,343,610)

				$302,099,391	$301,016,850	$(1,082,541)

^	Represents positions held in the respective Subsidiary (See Note 2).

Forward foreign currency exchange contracts outstanding as of September 30, 2015:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 12/16/15	CitiBank	AUD	66,704,995	$46,876,367	$46,628,956	$(247,411)
Australian Dollar, Expiring 12/16/15	Credit Suisse International	AUD	66,704,994	46,873,994	46,628,955	(245,039)
Brazilian Real, Expiring 12/16/15*	CitiBank	BRL	76,450,000	19,498,745	18,775,611	(723,134)
Brazilian Real, Expiring 12/16/15*	Credit Suisse International	BRL	67,450,000	17,261,328	16,565,271	(696,057)
Canadian Dollar, Expiring 12/16/15	CitiBank	CAD	41,038,675	31,007,894	30,742,193	(265,701)
Canadian Dollar, Expiring 12/16/15	Credit Suisse International	CAD	41,038,675	31,007,894	30,742,193	(265,701)
Swiss Franc, Expiring 12/16/15	CitiBank	CHF	3,787,000	3,933,872	3,896,754	(37,118)
Euro, Expiring 12/16/15	CitiBank	EUR	17,062,314	19,319,017	19,090,724	(228,293)
Euro, Expiring 12/16/15	Credit Suisse International	EUR	9,955,314	11,210,932	11,138,826	(72,106)
British Pound, Expiring 12/16/15	CitiBank	GBP	247,000	379,253	373,534	(5,719)
British Pound, Expiring 12/16/15	Credit Suisse International	GBP	247,000	379,207	373,534	(5,673)
Hong Kong Dollar, Expiring 12/16/15	CitiBank	HKD	92,513,500	11,936,650	11,936,610	(40)
Hong Kong Dollar, Expiring 12/16/15	Credit Suisse International	HKD	7,427,500	958,228	958,338	110
Hungarian Forint, Expiring 12/16/15	CitiBank	HUF	615,500,000	2,200,765	2,193,551	(7,214)
Hungarian Forint, Expiring 12/16/15	Credit Suisse International	HUF	525,500,000	1,878,939	1,872,804	(6,135)
Israeli Shekel, Expiring 12/16/15	CitiBank	ILS	850,000	217,041	216,908	(133)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Israeli Shekel, Expiring 12/16/15	Credit Suisse International	ILS	850,000	$216,978	$216,908	$(70)
Indian Rupee, Expiring 12/16/15*	CitiBank	INR	1,040,124,346	15,398,462	15,628,141	229,679
Indian Rupee, Expiring 12/16/15*	Credit Suisse International	INR	1,040,124,344	15,398,453	15,628,141	229,688
Japanese Yen, Expiring 12/16/15	CitiBank	JPY	5,419,434,178	45,200,499	45,236,374	35,875
Japanese Yen, Expiring 12/16/15	Credit Suisse International	JPY	5,419,434,178	45,198,540	45,236,374	37,834
Korean Won, Expiring 12/16/15*	CitiBank	KRW	3,000,000,000	2,544,010	2,524,881	(19,129)
Korean Won, Expiring 12/16/15*	Credit Suisse International	KRW	3,000,000,000	2,544,006	2,524,881	(19,125)
Mexican Peso, Expiring 12/16/15	CitiBank	MXN	103,500,000	6,066,096	6,085,094	18,998
Mexican Peso, Expiring 12/16/15	Credit Suisse International	MXN	103,500,000	6,064,842	6,085,094	20,252
Norwegian Krone, Expiring 12/16/15	CitiBank	NOK	1,226,000	144,084	143,837	(247)
Norwegian Krone, Expiring 12/16/15	Credit Suisse International	NOK	1,226,000	144,064	143,837	(227)
New Zealand Dollar, Expiring 12/16/15	CitiBank	NZD	48,539,429	30,776,410	30,860,757	84,347
New Zealand Dollar, Expiring 12/16/15	Credit Suisse International	NZD	48,539,428	30,771,771	30,860,757	88,986
Poland Zloty, Expiring 12/16/15	CitiBank	PLN	58,145,225	15,333,629	15,266,857	(66,772)
Poland Zloty, Expiring 12/16/15	Credit Suisse International	PLN	57,245,225	15,095,585	15,030,549	(65,036)
Singapore Dollar, Expiring 12/16/15	CitiBank	SGD	100,000	70,495	70,091	(404)
Singapore Dollar, Expiring 12/16/15	Credit Suisse International	SGD	100,000	70,487	70,091	(396)
Turkish Lira, Expiring 12/16/15	CitiBank	TRY	113,556,475	36,971,432	36,652,698	(318,734)
Turkish Lira, Expiring 12/16/15	Credit Suisse International	TRY	112,356,475	36,573,116	36,265,373	(307,743)
Taiwanese Dollar, Expiring 12/16/15*	CitiBank	TWD	204,368,158	6,272,773	6,209,439	(63,334)
Taiwanese Dollar, Expiring 12/16/15*	Credit Suisse International	TWD	204,368,158	6,272,848	6,209,439	(63,409)
South African Rand, Expiring 12/17/15	CitiBank	ZAR	84,161,496	6,044,824	5,989,975	(54,849)
South African Rand, Expiring 12/17/15	Credit Suisse International	ZAR	83,161,496	5,970,782	5,918,803	(51,979)

				$574,084,312	$570,993,153	$(3,091,159)

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 12/16/15	CitiBank	AUD	(16,808,000)	$(11,873,418)	$(11,749,337)	$124,081
Australian Dollar, Expiring 12/16/15	Credit Suisse International	AUD	(16,808,000)	(11,874,531)	(11,749,337)	125,194
Brazilian Real, Expiring 12/16/15*	CitiBank	BRL	(75,614,715)	(19,889,585)	(18,570,471)	1,319,114

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Brazilian Real, Expiring 12/16/15*	Credit Suisse International	BRL	(75,614,715)	$(19,889,585)	$(18,570,471)	$1,319,114
Canadian Dollar, Expiring 12/16/15	CitiBank	CAD	(9,977,000)	(7,543,720)	(7,473,800)	69,920
Canadian Dollar, Expiring 12/16/15	Credit Suisse International	CAD	(9,977,000)	(7,544,611)	(7,473,800)	70,811
Swiss Franc, Expiring 12/16/15	CitiBank	CHF	(76,610,111)	(79,108,109)	(78,830,413)	277,696
Swiss Franc, Expiring 12/16/15	Credit Suisse International	CHF	(74,281,111)	(76,690,970)	(76,433,914)	257,056
Danish Krone, Expiring 12/16/15	CitiBank	DKK	(33,610,212)	(5,048,750)	(5,042,967)	5,783
Danish Krone, Expiring 12/16/15	Credit Suisse International	DKK	(29,516,211)	(4,423,020)	(4,428,691)	(5,671)
Euro, Expiring 12/16/15	CitiBank	EUR	(3,448,000)	(3,886,985)	(3,857,907)	29,078
Euro, Expiring 12/16/15	Credit Suisse International	EUR	(3,430,000)	(3,867,103)	(3,837,767)	29,336
British Pound, Expiring 12/16/15	CitiBank	GBP	(13,908,876)	(21,234,175)	(21,034,184)	199,991
British Pound, Expiring 12/16/15	Credit Suisse International	GBP	(13,908,875)	(21,234,462)	(21,034,182)	200,280
Hong Kong Dollar, Expiring 12/16/15	CitiBank	HKD	(91,252,000)	(11,769,483)	(11,773,843)	(4,360)
Hong Kong Dollar, Expiring 12/16/15	Credit Suisse International	HKD	(21,515,000)	(2,775,559)	(2,775,985)	(426)
Hungarian Forint, Expiring 12/16/15	CitiBank	HUF	(150,000,000)	(538,264)	(534,578)	3,686
Hungarian Forint, Expiring 12/16/15	Credit Suisse International	HUF	(150,000,000)	(538,390)	(534,578)	3,812
Israeli Shekel, Expiring 12/16/15	CitiBank	ILS	(45,229,546)	(11,483,033)	(11,541,934)	(58,901)
Israeli Shekel, Expiring 12/16/15	Credit Suisse International	ILS	(44,229,545)	(11,224,008)	(11,286,748)	(62,740)
Indian Rupee, Expiring 12/16/15*	CitiBank	INR	(10,000,000)	(148,555)	(150,253)	(1,698)
Indian Rupee, Expiring 12/16/15*	Credit Suisse International	INR	(10,000,000)	(148,555)	(150,253)	(1,698)
Japanese Yen, Expiring 12/16/15	CitiBank	JPY	(240,350,500)	(1,997,351)	(2,006,222)	(8,871)
Japanese Yen, Expiring 12/16/15	Credit Suisse International	JPY	(212,860,500)	(1,768,792)	(1,776,761)	(7,969)
Korean Won, Expiring 12/16/15*	CitiBank	KRW	(38,989,834,480)	(32,776,219)	(32,814,896)	(38,677)
Korean Won, Expiring 12/16/15*	Credit Suisse International	KRW	(38,689,834,480)	(32,521,112)	(32,562,409)	(41,297)
Mexican Peso, Expiring 12/16/15	CitiBank	MXN	(436,432,830)	(25,719,598)	(25,659,276)	60,322
Mexican Peso, Expiring 12/16/15	Credit Suisse International	MXN	(436,432,829)	(25,719,597)	(25,659,276)	60,321
Norwegian Krone, Expiring 12/16/15	CitiBank	NOK	(363,973,200)	(44,093,057)	(42,702,183)	1,390,874
Norwegian Krone, Expiring 12/16/15	Credit Suisse International	NOK	(359,813,198)	(43,579,319)	(42,214,120)	1,365,199
Poland Zloty, Expiring 12/16/15	CitiBank	PLN	(7,000,000)	(1,868,676)	(1,837,949)	30,727
Poland Zloty, Expiring 12/16/15	Credit Suisse International	PLN	(4,300,000)	(1,154,900)	(1,129,026)	25,874
Swedish Krona, Expiring 12/16/15	CitiBank	SEK	(366,246,635)	(43,518,208)	(43,838,294)	(320,086)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Swedish Krona, Expiring 12/16/15	Credit Suisse International	SEK	(361,195,633)	$(42,901,077)	$(43,233,709)	$(332,632)
Singapore Dollar, Expiring 12/16/15	CitiBank	SGD	(17,622,250)	(12,389,405)	(12,351,652)	37,753
Singapore Dollar, Expiring 12/16/15	Credit Suisse International	SGD	(17,622,249)	(12,390,497)	(12,351,652)	38,845
Turkish Lira, Expiring 12/16/15	CitiBank	TRY	(5,250,000)	(1,706,464)	(1,694,545)	11,919
Turkish Lira, Expiring 12/16/15	Credit Suisse International	TRY	(5,250,000)	(1,705,418)	(1,694,545)	10,873
Taiwanese Dollar, Expiring 12/16/15*	CitiBank	TWD	(29,000,000)	(891,668)	(881,124)	10,544
Taiwanese Dollar, Expiring 12/16/15*	Credit Suisse International	TWD	(29,000,000)	(891,668)	(881,124)	10,544
South African Rand, Expiring 12/17/15	CitiBank	ZAR	(45,500,000)	(3,298,302)	(3,238,342)	59,960
South African Rand, Expiring 12/17/15	Credit Suisse International	ZAR	(45,500,000)	(3,298,417)	(3,238,342)	60,075

				(666,924,616)	(660,600,860)	6,323,756

				$(92,840,304)	$(89,607,707)	$3,232,597

*	Non-deliverable forward. (See Note 4).

AUD - Australian Dollar
BRL - Brazilian Real
CAD - Canadian Dollar
CHF - Swiss Franc
DKK - Danish Krone
EUR - Euro
GBP - British Pound
HKD - Hong Kong Dollar
HUF - Hungarian Forint
ILS - Israeli Shekel
INR - Indian Rupee
JPY - Japanese Yen
KRW - Korean Won
MXN - Mexican Peso
NOK - Norwegian Krone
NZD - New Zealand Dollar
PLN - Poland Zloty
SEK - Swedish Krona
SGD - Singapore Dollar
TRY - Turkish Lira
TWD - Taiwanese Dollar
USD - United States Dollar
ZAR - South African Rand

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

Total Return Basket Swaps* Outstanding at September 30, 2015

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Goldman Sachs	The Fund receives the total return on a portfolio of long and short positions and pays the London Interbank Offered Rate (“LIBOR”) plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swaps.	17-25 months maturity 02/23/2017	$69,963,211

*	See the accompanying “Additional Information — Total Return Basket Swap” for further details.
**	The maturity dates are measured from the commencement of investment in each underlying swap position.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2015.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks

Ireland
Accenture PLC	42,511	$4,107,280	$69,851
Alkermes PLC	9,101	589,970	(56,015)
Allegion PLC	3,700	216,672	(3,330)
King Digital Entertainment PLC	11,290	157,681	(4,814)
Medtronic PLC	29,373	2,293,150	(326,921)
XL Group PLC	7,313	270,473	(4,865)

			(326,094)

Netherlands
Frank’s International NV	19,039	274,307	17,561

Panama
Copa Holdings SA	10,143	484,038	(58,742)

Puerto Rico
Popular, Inc.	5,533	168,082	(819)

Singapore
Avago Technologies Ltd.	23,596	2,741,959	207,777
Flextronics International Ltd.	232,707	2,796,741	(344,010)

			(136,233)

Sweden
Autoliv, Inc.	4,502	505,395	(14,631)

Switzerland
ACE Ltd.	24,541	2,706,053	(168,513)
Allied World Assurance Co. Holdings AG	73,290	3,067,100	(269,621)
TE Connectivity Ltd.	35,882	2,549,057	(400,084)

			(838,218)

United Kingdom
Delphi Automotive PLC	70,782	5,698,748	(316,485)
Noble Corp. PLC	65,386	947,636	(234,275)
Willis Group Holdings PLC	3,617	168,499	(20,311)

			(571,071)

United States
3M Co.	11,464	1,836,182	(210,931)
Aaron’s, Inc.	10,555	417,817	(36,675)
Abbott Laboratories	82,503	3,912,736	(594,466)
AbbVie, Inc.	25,746	1,502,446	(101,606)
Activision Blizzard, Inc.	117,407	2,767,511	859,192
Acuity Brands, Inc.	5,723	944,970	59,874
Advance Auto Parts, Inc.	6,315	948,702	248,180
Aetna, Inc.	87,191	9,235,923	303,644
Aflac, Inc.	61,431	3,785,488	(214,504)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
AGCO Corp.	93,317	$4,682,291	$(330,919)
Air Lease Corp.	25,653	915,337	(122,146)
Akamai Technologies, Inc.	31,069	2,202,885	(57,260)
Alaska Air Group, Inc.	101,668	6,759,977	1,317,546
Alleghany Corp.	1,167	548,462	(2,178)
Allergan PLC	7,251	2,090,913	(120,019)
Alliant Energy Corp.	6,178	391,179	(29,827)
Allstate Corp./The	95,604	6,597,126	(1,029,149)
Amazon.com, Inc.	1,675	791,955	65,461
AMC Networks, Inc.	7,474	497,889	48,984
Amdocs Ltd.	107,719	5,969,340	157,717
AMERCO	6,737	2,235,877	414,930
Ameren Corp.	19,215	799,032	13,186
American Airlines Group, Inc.	41,375	1,819,838	(213,247)
American Eagle Outfitters, Inc.	232,876	3,788,056	(148,204)
American Electric Power Co., Inc.	210,653	11,891,597	86,132
American Financial Group, Inc.	25,333	1,649,223	96,474
Ameriprise Financial, Inc.	52,142	6,714,044	(1,023,788)
AmerisourceBergen Corp.	87,681	9,393,798	(1,064,979)
Amgen, Inc.	40,577	6,255,046	(642,435)
AmTrust Financial Services, Inc.	60,289	3,701,405	95,596
Analog Devices, Inc.	6,097	334,680	9,252
ANSYS, Inc.	2,829	250,811	(1,463)
Anthem, Inc.	105,788	15,821,402	(1,011,082)
AO Smith Corp.	43,525	2,881,426	(44,032)
Apple, Inc.	39,706	4,779,824	(400,252)
Arch Capital Group Ltd.	31,964	2,228,836	119,560
Archer-Daniels-Midland Co.	144,628	7,005,402	(1,010,571)
Arrow Electronics, Inc.	16,057	971,475	(83,844)
Ashland, Inc.	12,223	1,531,351	(301,473)
Aspen Insurance Holdings Ltd.	40,993	1,927,531	(22,586)
Associated Banc-Corp.	8,307	157,796	(8,519)
Assurant, Inc.	19,486	1,260,817	278,772
Assured Guaranty Ltd.	69,593	1,902,663	(162,838)
AT&T, Inc.	91,411	3,079,124	(100,953)
Atmos Energy Corp.	36,482	1,943,822	178,701
Atwood Oceanics, Inc.	146,700	3,562,999	(1,390,372)
AutoNation, Inc.	18,628	1,159,679	(75,902)
AutoZone, Inc.	4,285	2,661,631	439,981

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Avery Dennison Corp.	28,929	$1,690,859	$(54,346)
Avnet, Inc.	43,452	1,864,581	(10,050)
Axis Capital Holdings Ltd.	36,482	1,999,036	(39,223)
Ball Corp.	19,250	1,432,008	(234,657)
Bank of Hawaii Corp.	8,150	527,678	(10,234)
BankUnited, Inc.	4,257	145,283	6,905
Baxter International, Inc.	12,016	445,065	(50,340)
BB&T Corp.	82,378	3,155,077	(222,421)
Becton Dickinson and Co.	26,228	3,793,997	(314,590)
Bed Bath & Beyond, Inc.	21,279	1,458,924	(245,596)
Bemis Co., Inc.	23,458	1,030,633	(102,399)
Best Buy Co., Inc.	123,414	4,656,880	(75,753)
Big Lots, Inc.	54,119	2,645,671	(52,289)
Biogen, Inc.	6,255	2,415,965	(590,693)
BioMarin Pharmaceutical, Inc.	4,829	598,221	(89,631)
Bio-Rad Laboratories, Inc.	6,617	956,765	(68,036)
BlackRock, Inc.	6,257	2,075,829	(214,559)
Boeing Co./The	32,565	4,371,267	(106,880)
BOK Financial Corp.	4,944	314,721	5,205
Booz Allen Hamilton Holding Corp.	55,508	1,636,926	(182,061)
Boston Scientific Corp.	127,235	2,139,646	(51,719)
Brinker International, Inc.	104,182	5,880,395	(393,129)
Bristol-Myers Squibb Co.	25,818	1,748,131	(219,705)
Broadridge Financial Solutions, Inc.	50,268	2,635,705	146,628
Brocade Communications Systems, Inc.	461,248	5,544,425	(756,671)
Bunge Ltd.	103,001	8,885,522	(1,335,549)
BWX Technologies, Inc.	9,309	265,287	(19,902)
CA, Inc.	90,467	2,767,551	(297,802)
Cablevision Systems Corp.	107,880	2,146,461	1,356,403
Cabot Corp.	4,566	182,853	(38,750)
Cadence Design Systems, Inc.	44,762	819,593	106,085
California Resources Corp.	117,210	826,799	(522,053)
Campbell Soup Co.	12,789	616,790	31,356
Capital One Financial Corp.	112,485	9,072,314	(914,902)
Cardinal Health, Inc.	61,836	5,206,880	(456,638)
Carlisle Cos., Inc.	12,340	1,198,565	(120,295)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Carnival Corp.	145,326	$7,062,450	$160,253
Carter’s, Inc.	19,372	1,911,305	(155,426)
Casey’s General Stores, Inc.	15,888	1,623,877	11,316
CDW Corp.	42,901	1,555,784	197,151
Celanese Corp.	57,072	3,501,819	(124,869)
Celgene Corp.	14,104	1,651,184	(125,554)
Centene Corp.	96,462	6,236,753	(1,005,619)
CenturyLink, Inc.	17,201	669,253	(237,164)
CF Industries Holdings, Inc.	64,390	3,874,613	(983,502)
Charles River Laboratories International, Inc.	30,553	2,192,909	(252,183)
Cheesecake Factory, Inc./The	36,008	1,954,668	(11,676)
Chevron Corp.	41,872	3,956,147	(653,284)
Church & Dwight Co., Inc.	11,798	1,009,171	(19,319)
Cimarex Energy Co.	3,626	408,070	(36,478)
Cinemark Holdings, Inc.	22,372	884,381	(157,515)
Cintas Corp.	50,300	4,177,366	135,859
Cisco Systems, Inc.	212,135	6,047,936	(479,392)
Cleco Corp.	2,881	155,934	(2,550)
Clorox Co./The	36,856	4,061,571	196,402
CME Group, Inc./IL	27,104	2,470,572	43,053
CMS Energy Corp.	50,333	1,711,540	66,222
Coca-Cola Co./The	23,041	882,818	41,587
Coca-Cola Enterprises, Inc.	16,468	782,790	13,438
Cognizant Technology Solutions Corp.	9,097	553,204	16,360
Columbia Pipeline Group, Inc.	34,363	979,609	(351,109)
Comcast Corp.	105,073	6,065,097	(88,545)
Commerce Bancshares, Inc.	9,935	445,551	7,088
Commercial Metals Co.	177,846	2,697,455	(287,641)
Community Health Systems, Inc.	29,347	1,549,313	(294,142)
Computer Sciences Corp.	30,835	2,056,386	(163,734)
ConAgra Foods, Inc.	25,808	1,112,768	(67,286)
ConocoPhillips	85,947	5,809,507	(1,687,489)
Consolidated Edison, Inc.	201,136	12,462,886	983,056
Constellation Brands, Inc.	19,069	2,278,466	109,164
Convergys Corp.	107,773	2,537,580	(46,946)
Cooper Cos., Inc./The	6,790	1,141,151	(130,391)
CoreLogic, Inc.	28,444	1,076,852	(17,882)
Corning, Inc.	82,545	2,029,599	(616,429)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Costco Wholesale Corp.	21,999	$3,159,765	$20,631
CR Bard, Inc.	14,246	2,609,678	44,495
Crane Co.	4,852	332,056	(105,904)
Credit Acceptance Corp.	13,271	2,933,026	(320,365)
Crown Holdings, Inc.	26,327	1,301,126	(96,665)
CST Brands, Inc.	56,083	2,294,785	(407,032)
CSX Corp.	107,363	3,428,169	(540,104)
Cullen/Frost Bankers, Inc.	2,424	168,757	(14,639)
Cummins, Inc.	31,876	4,161,072	(699,975)
CVR Energy, Inc.	3,854	155,990	2,217
CVS Health Corp.	56,611	5,840,906	(379,076)
Danaher Corp.	23,839	2,032,557	(1,236)
Darden Restaurants, Inc.	39,784	2,834,312	(107,516)
Deckers Outdoor Corp.	31,506	2,358,262	(529,023)
Deere & Co.	43,801	3,857,283	(616,009)
Delta Air Lines, Inc.	116,828	5,159,723	82,350
Deluxe Corp.	63,835	4,087,716	(529,553)
DENTSPLY International, Inc.	2,918	151,816	(4,252)
Devon Energy Corp.	45,188	2,678,692	(1,002,669)
DeVry Education Group, Inc.	21,829	789,459	(195,492)
Dick’s Sporting Goods, Inc.	9,339	446,597	16,711
Dillard’s, Inc.	16,753	2,074,113	(610,068)
Discover Financial Services	43,418	2,544,929	(287,627)
Dollar General Corp.	6,131	439,199	4,931
Dollar Tree, Inc.	21,978	1,707,771	(242,718)
Domino’s Pizza, Inc.	11,485	1,234,038	5,308
Dover Corp.	8,954	665,193	(153,203)
Dow Chemical Co./The	61,631	2,863,942	(250,788)
DR Horton, Inc.	89,188	2,716,816	(98,257)
Dr. Pepper Snapple Group, Inc.	105,332	8,149,339	177,155
Dril-Quip, Inc.	5,998	333,415	15,789
DST Systems, Inc.	40,395	4,488,309	(241,179)
DTE Energy Co.	51,442	4,138,120	(3,727)
Dun & Bradstreet Corp./The	8,938	1,115,923	(177,433)
East West Bancorp, Inc.	31,097	1,302,547	(107,801)
Eastman Chemical Co.	5,714	420,341	(50,531)
eBay, Inc.	199,118	5,165,387	(298,943)
Edgewell Personal Care Co.	10,922	756,656	134,580
Edison International	132,686	8,056,958	311,548

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Edwards Lifesciences Corp.	33,233	$4,312,055	$412,681
Electronic Arts, Inc.	78,171	4,388,727	907,358
Eli Lilly & Co.	67,822	4,931,558	744,465
Endurance Specialty Holdings Ltd.	54,513	3,497,385	(170,457)
Entergy Corp.	87,385	6,660,541	(971,778)
EOG Resources, Inc.	21,436	1,840,201	(279,660)
EP Energy Corp.	252,739	2,532,920	(1,231,315)
Equifax, Inc.	40,944	4,036,876	(57,938)
Everest Re Group Ltd.	8,020	1,433,976	(43,789)
Eversource Energy	28,697	1,429,171	23,471
Exelon Corp.	81,740	2,688,151	(260,473)
Expedia, Inc.	44,898	3,982,004	1,301,593
Express Scripts Holding Co.	6,113	512,126	(17,217)
Exxon Mobil Corp.	46,024	3,617,062	(195,178)
FactSet Research Systems, Inc.	11,197	1,748,572	40,821
Fair Isaac Corp.	20,826	1,796,231	(36,434)
FedEx Corp.	34,424	5,786,281	(829,914)
Fidelity National Information Services, Inc.	11,867	793,742	2,297
Fifth Third BanCorp.	47,710	931,767	(29,571)
First American Financial Corp.	61,964	2,356,298	64,635
Fiserv, Inc.	49,761	4,015,297	294,503
FLIR Systems, Inc.	8,684	282,230	(39,165)
FNF Group	43,559	1,642,843	(97,806)
Foot Locker, Inc.	96,918	5,199,651	1,775,538
Fulton Financial Corp.	25,934	325,895	(12,094)
GameStop Corp.	67,038	2,764,344	(1,708)
Gap, Inc./The	47,517	1,943,920	(589,686)
Gartner, Inc.	3,701	299,191	11,434
GATX Corp.	8,434	470,761	(98,400)
General Dynamics Corp.	53,816	7,608,456	(184,538)
General Mills, Inc.	37,973	2,122,662	8,763
Genpact Ltd.	79,318	1,779,072	93,626
Gentex Corp.	13,059	220,620	(18,206)
Gilead Sciences, Inc.	50,180	5,303,733	(376,559)
Global Payments, Inc.	8,979	927,931	102,230
Goodyear Tire & Rubber Co./The	67,851	1,972,758	17,311
Google, Inc.	3,412	1,917,893	260,226
Graham Holdings Co.	8,736	4,936,048	104,624
Great Plains Energy, Inc.	9,055	239,866	4,800

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
H&R Block, Inc.	58,534	$1,901,714	$217,217
Halyard Health, Inc.	21,726	884,214	(266,327)
Hanesbrands, Inc.	85,473	2,591,014	(117,426)
Hanover Insurance Group, Inc./The	22,665	1,708,920	52,151
Harman International Industries, Inc.	23,444	2,803,958	(553,568)
Harris Corp.	12,177	947,048	(56,300)
Hartford Financial Services Group, Inc./The	62,974	2,701,574	181,375
Hasbro, Inc.	11,596	793,178	43,358
HCA Holdings, Inc.	60,689	4,452,245	242,656
Helix Energy Solutions Group, Inc.	82,517	1,238,114	(842,857)
Helmerich & Payne, Inc.	20,675	1,470,782	(493,682)
Hess Corp.	34,718	2,685,066	(947,083)
Hewlett-Packard Co.	146,414	5,341,041	(1,591,379)
Hill-Rom Holdings, Inc.	18,835	956,151	23,081
HollyFrontier Corp.	37,163	1,725,563	89,478
Home Depot, Inc./The	26,644	2,998,580	78,536
Honeywell International, Inc.	13,470	1,392,013	(116,539)
Hormel Foods Corp.	70,342	4,068,232	385,120
HSN, Inc.	20,391	1,366,379	(199,199)
Hubbell, Inc.	1,616	171,838	(34,559)
Huntington Ingalls Industries, Inc.	60,170	7,324,615	(877,399)
IAC/InterActiveCorp.	30,980	2,129,479	(107,414)
IDACORP, Inc.	23,278	1,411,641	94,678
IDEX Corp.	2,138	160,305	(7,865)
Illinois Tool Works, Inc.	5,537	493,345	(37,595)
Ingersoll-Rand PLC	6,782	423,753	(79,431)
Ingram Micro, Inc.	45,685	1,216,269	28,191
Ingredion, Inc.	37,562	3,147,046	132,493
Intel Corp.	164,753	5,501,817	(536,162)
InterDigital, Inc.	43,410	2,355,125	(158,579)
International Business Machines Corp.	11,246	1,703,672	(73,340)
International Flavors & Fragrances, Inc.	5,407	597,410	(39,084)
International Game Technology PLC	152,785	2,869,870	(527,676)
Interpublic Group of Cos., Inc./The	62,301	1,311,567	(119,749)
Intrexon Corp.	20,746	1,083,236	(423,513)
Intuit, Inc.	11,758	1,041,037	2,486
ITT Corp.	11,205	436,621	(62,038)
Jabil Circuit, Inc.	69,925	1,531,207	33,015
Jack Henry & Associates, Inc.	7,573	506,442	20,715
Jarden Corp.	40,177	2,102,208	(138,356)
JetBlue Airways Corp.	200,716	3,938,792	1,233,660

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
JM Smucker Co./The	6,058	$697,586	$(6,429)
John Wiley & Sons, Inc.	4,162	224,882	(16,658)
Johnson & Johnson	23,666	2,323,440	(114,219)
JPMorgan Chase & Co.	140,419	8,979,823	(418,477)
KeyCorp.	40,589	566,123	(38,060)
Kimberly-Clark Corp.	30,995	3,446,798	(67,103)
Kohl’s Corp.	60,747	4,307,958	(1,494,765)
Kroger Co./The	254,980	9,486,018	(288,889)
L Brands, Inc.	30,251	2,703,317	23,206
L-3 Communications Holdings, Inc.	8,663	1,014,137	(108,680)
Lam Research Corp.	32,930	2,648,499	(497,182)
Lancaster Colony Corp.	1,614	151,876	5,456
Landstar System, Inc.	4,400	301,092	(21,824)
Lear Corp.	72,024	7,984,783	(150,012)
Leggett & Platt, Inc.	33,953	1,594,229	(193,667)
Leidos Holdings, Inc.	10,536	463,535	(28,293)
Lennar Corp.	15,487	789,515	(44,125)
Lennox International, Inc.	4,945	549,421	10,996
Lexmark International, Inc.	52,490	2,323,295	(802,134)
Liberty Interactive Corp. QVC Group	31,515	896,074	(69,436)
LifePoint Health, Inc.	10,175	717,014	4,393
Lincoln Electric Holdings, Inc.	9,732	625,629	(115,380)
Lincoln National Corp.	68,557	3,972,222	(718,506)
Lockheed Martin Corp.	22,990	4,578,951	187,106
Lowe’s Cos., Inc.	57,131	4,085,723	(148,254)
LyondellBasell Industries NV	43,874	4,149,933	(492,596)
M&T Bank Corp.	14,888	1,830,656	(15,065)
Macy’s, Inc.	20,232	1,244,160	(205,853)
Mallinckrodt PLC	58,774	6,439,016	(2,681,007)
Manhattan Associates, Inc.	13,670	821,209	30,432
ManpowerGroup, Inc.	11,499	900,027	41,626
Marathon Oil Corp.	105,827	2,387,840	(758,104)
Marathon Petroleum Corp.	149,309	7,536,629	(619,143)
Marriott International, Inc.	28,485	2,286,370	(343,693)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Marvell Technology Group Ltd.	136,669	$1,840,358	$(603,504)
Maxim Integrated Products, Inc.	4,797	165,705	(5,485)
MAXIMUS, Inc.	14,630	897,897	(26,534)
McCormick & Co., Inc.	16,612	1,330,398	34,776
McDonald’s Corp.	4,137	389,529	18,090
McGraw Hill Financial, Inc.	24,436	2,424,244	(310,530)
McKesson Corp.	11,451	2,514,765	(395,986)
Medivation, Inc.	33,903	2,126,537	(685,660)
Mentor Graphics Corp.	67,463	1,695,502	(33,888)
Merck & Co., Inc.	64,486	3,763,872	(578,908)
MetLife, Inc.	141,388	7,203,329	(536,884)
Micron Technology, Inc.	79,923	2,037,806	(840,559)
Microsoft Corp.	83,162	3,460,552	220,198
Minerals Technologies, Inc.	23,880	1,464,040	(313,979)
Mohawk Industries, Inc.	9,715	1,899,358	(133,268)
Monster Beverage Corp.	12,597	1,665,441	36,917
Moody’s Corp.	9,037	898,155	(10,721)
Morgan Stanley	92,508	3,492,333	(578,331)
Mosaic Co./The	54,073	2,102,828	(420,617)
MSCI, Inc.	22,492	1,390,482	(53,108)
Murphy Oil Corp.	90,040	3,430,586	(1,251,618)
Murphy USA, Inc.	88,159	5,911,871	(1,067,534)
Mylan NV	30,938	1,623,014	(377,450)
Nasdaq, Inc.	67,412	3,436,688	158,394
National Oilwell Varco, Inc.	83,019	4,430,401	(1,304,736)
Navient Corp.	183,706	3,961,775	(1,896,919)
NeuStar, Inc.	17,270	489,961	(20,045)
Newell Rubbermaid, Inc.	3,783	153,033	(2,810)
Newfield Exploration Co.	95,749	3,083,874	66,269
NewMarket Corp.	1,302	525,355	(60,541)
NextEra Energy, Inc.	40,790	4,255,433	(276,369)
NIKE, Inc.	36,740	4,020,294	497,624
Northern Trust Corp.	44,550	3,241,546	(205,018)
Northrop Grumman Corp.	70,587	11,555,218	158,694
Norwegian Cruise Line Holdings Ltd.	59,159	2,994,668	395,142
NVIDIA Corp.	36,290	806,700	87,849
NVR, Inc.	549	829,418	7,928
Oil States International, Inc.	7,585	328,327	(130,131)
Old Dominion Freight Line, Inc.	6,417	483,889	(92,452)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Olin Corp.	15,216	$400,701	$(144,920)
Omnicom Group, Inc.	9,243	653,081	(43,967)
ON Semiconductor Corp.	117,454	1,461,228	(357,161)
ONE Gas, Inc.	9,987	432,925	19,786
Oracle Corp.	67,732	2,907,608	(461,128)
Orbital ATK, Inc.	35,348	2,584,418	(43,957)
O’Reilly Automotive, Inc.	12,320	2,631,317	448,683
Owens Corning	8,201	385,285	(41,582)
PACCAR, Inc.	40,300	2,540,277	(437,826)
Packaging Corp. of America	13,077	1,066,001	(279,288)
Panera Bread Co.	837	155,773	6,111
Parker-Hannifin Corp.	16,806	1,910,077	(274,854)
Paychex, Inc.	6,770	306,790	15,666
Penske Automotive Group, Inc.	4,288	211,988	(4,277)
People’s United Financial, Inc.	103,083	1,607,518	13,977
PepsiCo, Inc.	70,638	6,764,912	(103,748)
Pfizer, Inc.	160,028	5,467,916	(441,437)
PG&E Corp.	228,296	12,022,055	31,974
Phillips 66	50,155	3,805,808	48,102
Pilgrim’s Pride Corp.	184,601	4,814,813	(978,805)
Pinnacle Foods, Inc.	99,538	4,165,331	3,321
Pinnacle West Capital Corp.	110,965	6,760,701	356,594
Plantronics, Inc.	14,736	782,479	(33,154)
PNC Financial Services Group, Inc./The	120,220	11,179,381	(455,757)
Polycom, Inc.	25,299	350,138	(85,005)
PPG Industries, Inc.	12,139	1,270,789	(206,320)
PPL Corp.	6,201	190,578	13,373
Primerica, Inc.	4,600	245,077	(37,755)
Procter & Gamble Co./The	52,816	4,206,170	(406,587)
Progressive Corp./The	44,916	1,307,577	68,650
Prosperity Bancshares, Inc.	3,034	160,599	(11,599)
PTC, Inc.	4,624	160,212	(13,446)
Public Service Enterprise Group, Inc.	338,726	13,968,982	311,706
PulteGroup, Inc.	64,346	1,474,810	(260,601)
Qorvo, Inc.	14,768	1,035,097	(369,798)
Quest Diagnostics, Inc.	8,314	580,203	(69,141)
Quintiles Transnational Holdings, Inc.	69,215	4,726,496	88,791

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Rackspace Hosting, Inc.	88,163	$3,648,673	$(1,472,810)
Raytheon Co.	49,209	5,225,125	151,451
Regal Beloit Corp.	2,405	172,687	(36,925)
Regal Entertainment Group	17,764	410,002	(77,993)
Reinsurance Group of America, Inc.	72,181	6,641,291	(102,414)
Reliance Steel & Aluminum Co.	61,610	3,531,955	(204,399)
RenaissanceRe Holdings Ltd.	10,852	1,129,993	23,791
Rent-A-Center, Inc.	7,753	221,231	(33,221)
Republic Services, Inc.	136,799	5,570,993	65,126
ResMed, Inc.	4,147	271,751	(60,420)
Robert Half International, Inc.	9,037	488,432	(26,099)
Rockwell Automation, Inc.	3,837	426,527	(37,187)
Rockwell Collins, Inc.	3,266	277,489	(10,199)
Ross Stores, Inc.	62,426	3,072,537	(46,749)
Rowan Cos. PLC	137,210	2,545,413	(329,471)
Royal Caribbean Cruises Ltd.	79,414	6,156,303	918,690
RPM International, Inc.	3,472	165,112	(19,669)
RR Donnelley & Sons Co.	26,906	481,861	(90,109)
Ryder System, Inc.	39,553	3,591,050	(662,546)
SCANA Corp.	51,739	2,848,844	61,992
Scotts Miracle-Gro Co./The	5,008	322,269	(17,682)
Seagate Technology PLC	46,423	2,607,824	(528,074)
SEI Investments Co.	29,671	1,439,612	(8,579)
Sensient Technologies Corp.	21,791	1,456,076	(120,288)
ServiceMaster Global Holdings, Inc.	17,606	646,115	(55,433)
Sherwin-Williams Co./The	10,630	2,922,929	(554,777)
Signature Bank/New York NY	4,068	543,728	15,866
Skechers U.S.A., Inc.	19,717	2,418,843	224,812
Skyworks Solutions, Inc.	40,389	3,461,466	(60,309)
SM Energy Co.	20,340	1,023,237	(371,543)
Snap-on, Inc.	20,807	3,151,629	(11,021)
Sonoco Products Co.	18,880	811,294	(98,763)
Southern Co./The	43,759	1,954,241	1,786
Southwest Airlines Co.	115,605	4,742,013	(344,399)
Spectrum Brands Holdings, Inc.	15,455	1,461,734	(47,447)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Spirit AeroSystems Holdings, Inc.	163,446	$8,713,027	$(812,048)
Springleaf Holdings, Inc.	6,811	311,918	(14,141)
SS&C Technologies Holdings, Inc.	5,929	392,864	22,403
Stanley Black & Decker, Inc.	13,660	1,367,852	(43,105)
Staples, Inc.	60,829	960,905	(247,381)
State Street Corp.	48,535	3,826,827	(564,790)
Steel Dynamics, Inc.	152,353	3,026,228	(408,804)
Stericycle, Inc.	2,864	401,050	(2,066)
STERIS Corp.	50,887	3,327,315	(21,187)
Stryker Corp.	15,465	1,512,592	(57,335)
SunTrust Banks, Inc.	107,835	4,463,360	(339,750)
Superior Energy Services, Inc.	181,385	3,961,801	(1,670,908)
SUPERVALU, Inc.	184,018	1,657,586	(336,337)
Synchrony Financial	35,641	1,185,942	(70,379)
Synopsys, Inc.	57,572	2,726,518	(67,844)
Sysco Corp.	3,909	154,287	(1,953)
Talen Energy Corp.	64,956	979,359	(323,303)
Target Corp.	98,308	7,865,017	(132,110)
Tech Data Corp.	28,424	1,789,657	157,387
TEGNA, Inc.	253,821	6,040,214	(357,162)
Teleflex, Inc.	26,167	3,307,139	(56,936)
Telephone & Data Systems, Inc.	15,399	433,808	(49,449)
Tesoro Corp.	69,144	6,096,638	626,924
Texas Instruments, Inc.	10,691	622,203	(92,785)
Textron, Inc.	12,264	540,842	(79,225)
Thermo Fisher Scientific, Inc.	5,460	692,620	(24,971)
Thomson Reuters Corp.	13,972	550,126	12,387
Time Warner, Inc.	25,761	2,082,150	(311,081)
Time, Inc.	118,503	2,616,142	(358,660)
Timken Co./The	5,136	189,495	(48,306)
TJX Cos., Inc./The	8,219	566,449	20,552
Torchmark Corp.	40,500	2,358,471	(74,271)
Toro Co./The	3,148	214,572	7,488
Total System Services, Inc.	64,113	2,703,334	209,320
Tractor Supply Co.	3,773	323,788	(5,649)
Travelers Cos., Inc./The	91,939	9,776,656	(625,968)
Trinity Industries, Inc.	70,187	2,243,737	(652,597)
Trustmark Corp.	12,393	289,763	(2,617)
Tupperware Brands Corp.	3,566	258,610	(82,129)
Tyler Technologies, Inc.	4,382	551,966	102,311
Tyson Foods, Inc.	133,734	5,418,457	345,478
UGI Corp.	61,766	2,085,272	65,420

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
United Parcel Service, Inc.	13,450	$1,313,866	$13,515
United States Steel Corp.	58,505	1,488,359	(878,737)
United Therapeutics Corp.	25,376	4,034,233	(703,887)
UnitedHealth Group, Inc.	117,939	13,602,256	79,848
Universal Health Services, Inc.	1,791	191,915	31,620
Unum Group	43,181	1,489,255	(104,008)
US Bancorp.	103,969	4,504,682	(240,913)
Valero Energy Corp.	165,662	9,860,026	96,261
Validus Holdings Ltd.	89,309	3,970,107	55,049
Valmont Industries, Inc.	3,084	386,394	(93,754)
Vectren Corp.	21,150	896,628	(8,117)
VeriSign, Inc.	52,668	3,335,886	380,368
Verizon Communications, Inc.	40,085	1,834,764	(90,665)
VF Corp.	13,346	997,715	(87,385)
Visa, Inc.	21,850	1,509,551	12,520
Voya Financial, Inc.	157,792	7,060,648	(943,052)
WABCO Holdings, Inc.	1,341	157,657	(17,080)
Wabtec Corp.	2,691	251,918	(14,975)
Walgreens Boots Alliance, Inc.	9,520	742,560	48,552
Wal-Mart Stores, Inc.	100,314	7,155,138	(650,779)
Walt Disney Co./The	22,912	2,324,862	16,744
Waste Connections, Inc.	4,354	205,970	5,548
Waste Management, Inc.	159,695	8,074,993	(120,585)
Waters Corp.	12,367	1,578,335	(116,432)
Wells Fargo & Co.	166,369	9,116,694	(573,646)
Wendy’s Co./The	100,426	902,906	(34,221)
Werner Enterprises, Inc.	113,606	3,172,635	(321,124)
WESCO International, Inc.	2,860	180,131	(47,227)
Westar Energy, Inc.	22,849	882,796	(4,480)
Western Digital Corp.	29,749	3,065,726	(702,465)
Western Refining, Inc.	77,731	3,451,257	(21,766)
Western Union Co./The	61,597	1,356,137	(225,216)
WestRock Co.	88,352	5,823,982	(1,279,155)
WGL Holdings, Inc.	54,994	3,050,796	120,708
Whirlpool Corp.	32,067	6,457,983	(1,735,797)
Whole Foods Market, Inc.	11,683	369,709	58
Williams-Sonoma, Inc.	2,028	164,969	(10,131)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
World Fuel Services Corp.	48,137	$2,227,592	$(504,287)
WPX Energy, Inc.	66,486	785,732	(345,594)
WR Berkley Corp.	17,053	881,256	45,916
Wyndham Worldwide Corp.	35,646	3,018,838	(455,891)
Xcel Energy, Inc.	212,554	7,247,991	278,546
Xerox Corp.	68,992	888,344	(217,052)
Xilinx, Inc.	3,744	155,940	2,806
Zebra Technologies Corp.	2,157	191,691	(26,572)

			(74,631,940)

Total of Long Equity Positions			(76,560,187)

Short Positions

Common Stocks

Canada
lululemon athletica, Inc.	(17,893)	(1,131,512)	225,231

Ireland
Endo International PLC	(88,082)	(7,502,488)	1,400,167
Jazz Pharmaceuticals PLC	(15,996)	(2,748,232)	623,803
Perrigo Co. PLC	(3,920)	(595,448)	(21,050)

			2,002,920

Netherlands
Core Laboratories NV	(39,852)	(4,270,183)	292,954
QIAGEN NV	(59,855)	(1,551,634)	7,375
Sensata Technologies Holding NV	(78,983)	(4,085,693)	583,586

			883,915

Norway
Golar LNG Ltd.	(83,275)	(2,969,449)	647,742

Switzerland
Weatherford International PLC	(668,268)	(7,407,192)	1,740,279

United Kingdom
Aon PLC	(31,773)	(2,945,489)	130,083
Ensco PLC	(76,346)	(1,486,293)	411,341
Liberty Global PLC	(17,982)	(899,657)	127,510
Michael Kors Holdings Ltd.	(52,751)	(3,291,364)	1,063,162
Pentair PLC	(33,998)	(2,255,424)	520,166

			2,252,262

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States
Abercrombie & Fitch Co.	(283,151)	$(5,835,275)	$(164,695)
ACI Worldwide, Inc.	(9,100)	(184,457)	(7,735)
Acxiom Corp.	(107,956)	(2,029,923)	(103,287)
Adobe Systems, Inc.	(19,007)	(1,467,709)	(95,046)
ADT Corp./The	(81,252)	(2,660,154)	230,719
AECOM	(23,101)	(679,569)	44,060
Agilent Technologies, Inc.	(53,888)	(2,082,706)	232,731
Akorn, Inc.	(123,831)	(5,216,682)	1,686,879
Albemarle Corp.	(149,223)	(8,148,542)	1,567,808
Alcoa, Inc.	(109,977)	(1,386,704)	324,326
Alere, Inc.	(25,112)	(1,230,091)	20,948
Alexion Pharmaceuticals, Inc.	(7,486)	(1,328,899)	158,164
Align Technology, Inc.	(81,347)	(4,735,131)	117,876
Allegheny Technologies, Inc.	(190,090)	(5,321,343)	2,625,866
Alliance Data Systems Corp.	(13,331)	(3,653,447)	200,985
Allison Transmission Holdings, Inc.	(19,008)	(549,598)	42,274
Allscripts Healthcare Solutions, Inc.	(202,924)	(2,483,550)	(32,708)
Ally Financial, Inc.	(62,254)	(1,368,086)	99,350
Alnylam Pharmaceuticals, Inc.	(25,522)	(2,519,800)	468,852
American Express Co.	(30,469)	(2,289,971)	31,304
American International Group, Inc.	(47,441)	(2,762,994)	67,397
AMETEK, Inc.	(15,806)	(828,755)	1,786
Anadarko Petroleum Corp.	(67,687)	(5,438,316)	1,350,698
Apache Corp.	(106,675)	(5,112,256)	934,863
Apollo Education Group, Inc.	(20,882)	(252,525)	21,571
Applied Materials, Inc.	(165,054)	(2,657,996)	233,353
Arista Networks, Inc.	(2,434)	(158,634)	9,697
Armstrong World Industries, Inc.	(33,413)	(1,769,300)	174,163
ARRIS Group, Inc.	(39,670)	(1,064,765)	34,535
Arthur J Gallagher & Co.	(20,653)	(896,515)	43,959
Artisan Partners Asset Management, Inc.	(61,849)	(2,800,100)	621,160
Ascena Retail Group, Inc.	(89,794)	(1,128,611)	(120,423)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
athenahealth, Inc.	(20,333)	$(2,668,085)	$(43,321)
Atmel Corp.	(475,456)	(3,796,654)	(40,276)
Autodesk, Inc.	(84,228)	(4,515,280)	797,456
Avis Budget Group, Inc.	(18,788)	(1,140,961)	320,301
Avon Products, Inc.	(676,475)	(4,427,772)	2,229,228
B/E Aerospace, Inc.	(240,489)	(13,587,406)	3,029,939
BancorpSouth, Inc.	(31,490)	(702,679)	(45,838)
Bank of America Corp.	(312,840)	(4,963,453)	89,406
Belden, Inc.	(14,895)	(861,662)	166,215
Bio-Techne Corp.	(13,977)	(1,383,998)	91,685
Black Hills Corp.	(7,850)	(377,107)	52,588
Black Knight Financial Services, Inc.	(53,617)	(1,722,059)	(23,175)
Bluebird Bio, Inc.	(22,373)	(3,209,448)	1,295,438
BorgWarner, Inc.	(179,085)	(9,231,390)	1,783,245
Brookdale Senior Living, Inc.	(187,993)	(6,716,914)	2,400,595
Brown & Brown, Inc.	(50,702)	(1,645,796)	75,555
Brown-Forman Corp.	(14,852)	(1,425,703)	(13,456)
Bruker Corp.	(152,614)	(2,922,663)	415,215
Brunswick Corp.	(11,525)	(618,954)	67,022
Cabela’s, Inc.	(37,047)	(1,897,815)	208,472
Cabot Oil & Gas Corp.	(45,971)	(1,290,866)	285,940
Calpine Corp.	(9,732)	(157,708)	15,621
CarMax, Inc.	(38,486)	(2,461,818)	178,829
Carpenter Technology Corp.	(62,186)	(2,561,968)	710,691
Caterpillar, Inc.	(25,941)	(1,906,360)	210,856
Cathay General Bancorp	(7,201)	(188,885)	(26,857)
CBOE Holdings, Inc.	(23,588)	(1,375,806)	(206,477)
CBS Corp.	(70,880)	(3,585,782)	757,670
CDK Global, Inc.	(7,696)	(378,363)	10,648
CEB, Inc.	(10,800)	(849,993)	111,921
CenterPoint Energy, Inc.	(208,205)	(4,154,368)	398,350
Cerner Corp.	(30,429)	(2,100,409)	275,886
CH Robinson Worldwide, Inc.	(8,258)	(578,341)	18,614

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Charles Schwab Corp./The	(270,394)	$(8,335,580)	$613,127
Cheniere Energy, Inc.	(103,085)	(7,291,982)	2,312,977
Chico’s FAS, Inc.	(111,437)	(1,878,717)	125,813
Chipotle Mexican Grill, Inc.	(10,854)	(7,709,784)	(107,810)
Ciena Corp.	(206,946)	(4,205,485)	(82,437)
Cincinnati Financial Corp.	(15,398)	(808,048)	(20,365)
CIT Group, Inc.	(25,358)	(1,139,307)	124,226
Citrix Systems, Inc.	(10,398)	(685,495)	(34,878)
CLARCOR, Inc.	(2,772)	(168,159)	35,990
Clean Harbors, Inc.	(23,335)	(1,179,349)	153,309
CNO Financial Group Inc.	(22,663)	(394,072)	(32,219)
Coach, Inc.	(109,208)	(4,309,337)	1,149,950
Cobalt International Energy, Inc.	(702,489)	(6,290,676)	1,317,054
Cognex Corp.	(30,987)	(1,234,732)	169,709
Colfax Corp.	(111,212)	(5,224,147)	1,897,796
Colgate-Palmolive Co.	(139,580)	(9,221,322)	363,575
Comerica, Inc.	(22,303)	(919,410)	2,757
CommVault Systems, Inc.	(62,855)	(2,659,939)	525,383
Compass Minerals International, Inc.	(5,820)	(535,811)	79,697
Concho Resources, Inc.	(7,045)	(803,681)	111,158
CONSOL Energy, Inc.	(258,988)	(6,526,564)	3,988,481
Copart, Inc.	(4,397)	(156,067)	11,405
CoStar Group, Inc.	(10,056)	(1,886,910)	146,618
Coty, Inc.	(34,489)	(794,093)	(139,179)
Covanta Holding Corp.	(118,380)	(2,408,942)	343,211
Cypress Semiconductor Corp.	(295,116)	(3,255,067)	740,679
Dana Holding Corp.	(66,386)	(1,140,386)	86,176
DaVita HealthCare Partners, Inc.	(66,071)	(5,161,634)	382,719
Dean Foods Co.	(112,039)	(1,821,754)	(29,130)
Denbury Resources, Inc.	(46,912)	(154,115)	39,650
DexCom, Inc.	(4,589)	(407,416)	13,405
Diebold, Inc.	(67,578)	(2,345,576)	333,779
Discovery Communications, Inc.	(230,798)	(6,985,587)	977,915
DISH Network Corp.	(8,178)	(482,884)	5,779
Dominion Resources, Inc.	(128,950)	(9,118,035)	42,534

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Donaldson Co., Inc.	(32,394)	$(1,107,147)	$197,524
DSW, Inc.	(74,849)	(2,719,811)	825,383
Duke Energy Corp.	(46,660)	(3,331,099)	(25,621)
Dunkin’ Brands Group, Inc.	(47,565)	(2,244,093)	(86,592)
E*TRADE Financial Corp.	(91,496)	(2,485,182)	76,092
Eaton Corp. PLC	(23,154)	(1,272,729)	84,929
Eaton Vance Corp.	(10,454)	(364,156)	14,783
Ecolab, Inc.	(25,068)	(2,803,753)	53,292
EI du Pont de Nemours & Co.	(22,543)	(1,126,418)	39,845
EMC Corp.	(107,092)	(2,709,811)	122,468
Emerson Electric Co.	(81,103)	(4,432,417)	850,097
Envision Healthcare Holdings Inc	(216,462)	(8,078,578)	114,941
EQT Corp.	(8,600)	(701,674)	144,652
Estee Lauder Cos., Inc./The	(33,430)	(2,910,645)	213,512
Esterline Technologies Corp.	(33,368)	(2,935,787)	536,961
Expeditors International of Washington, Inc.	(65,381)	(3,093,546)	17,370
F5 Networks, Inc.	(13,135)	(1,498,873)	(22,160)
Facebook, Inc.	(32,205)	(2,560,683)	(334,547)
Fairchild Semiconductor International, Inc.	(22,900)	(375,455)	53,939
Fastenal Co.	(96,634)	(4,025,223)	487,452
Federated Investors, Inc.	(17,039)	(601,431)	109,004
FEI Co.	(39,563)	(3,101,966)	212,284
FireEye, Inc.	(68,606)	(2,938,657)	755,614
First Horizon National Corp.	(61,073)	(890,547)	24,532
First Niagara Financial Group, Inc.	(286,081)	(2,539,369)	(381,518)
First Republic Bank	(21,071)	(1,190,301)	(132,326)
First Solar, Inc.	(19,999)	(992,350)	137,393
FirstEnergy Corp.	(32,112)	(1,076,520)	71,093
FirstMerit Corp.	(24,200)	(443,828)	16,214
FleetCor Technologies, Inc.	(17,850)	(2,679,818)	223,301
Flowers Foods, Inc.	(29,621)	(640,110)	(92,714)
Flowserve Corp.	(61,242)	(3,255,755)	736,259
Fluor Corp.	(67,368)	(3,871,722)	1,018,687
FMC Corp.	(146,060)	(8,020,483)	3,067,588
FMC Technologies, Inc.	(22,861)	(844,915)	136,224
Ford Motor Co.	(408,526)	(5,800,587)	256,889
Fortinet, Inc.	(46,325)	(1,528,725)	(439,161)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Fortune Brands Home & Security, Inc.	(14,010)	$(658,332)	$(6,723)
Fossil Group, Inc.	(4,612)	(426,824)	169,105
Freeport-McMoRan, Inc.	(490,805)	(8,620,285)	3,864,384
Frontier Communications Corp.	(347,270)	(1,765,736)	116,203
FTI Consulting, Inc.	(13,848)	(521,239)	(53,592)
General Electric Co.	(408,444)	(10,386,911)	85,953
General Motors Co.	(55,496)	(1,808,940)	142,950
Genesee & Wyoming, Inc.	(70,430)	(5,651,297)	1,490,292
Genworth Financial, Inc.	(1,569,128)	(10,808,839)	3,559,467
GNC Holdings, Inc.	(35,111)	(1,708,526)	289,340
Graco, Inc.	(15,937)	(1,169,687)	101,430
Greif Inc.	(8,902)	(278,320)	(5,743)
Groupon, Inc.	(93,643)	(602,423)	297,147
Guess?, Inc.	(57,486)	(1,110,177)	(117,724)
Hain Celestial Group, Inc./The	(2,678)	(166,398)	28,214
Halliburton Co.	(98,579)	(4,171,751)	686,983
Harley-Davidson, Inc.	(23,710)	(1,413,924)	112,245
Harsco Corp.	(261,238)	(3,922,998)	1,553,569
HD Supply Holdings, Inc.	(22,886)	(763,330)	108,333
Henry Schein, Inc.	(12,486)	(1,755,588)	98,446
Herman Miller, Inc.	(5,548)	(157,681)	(2,323)
Hershey Co./The	(25,726)	(2,390,726)	27,021
Hertz Global Holdings, Inc.	(323,636)	(6,850,350)	1,435,920
Hexcel Corp.	(26,625)	(1,222,837)	28,440
Hilton Worldwide Holdings, Inc.	(112,343)	(2,886,182)	309,034
HMS Holdings Corp.	(104,801)	(1,950,070)	1,030,965
Hologic, Inc.	(45,293)	(1,381,904)	(390,411)
HomeAway, Inc.	(85,535)	(2,558,592)	288,493
Huntington Bancshares, Inc.	(42,502)	(454,771)	4,250
Huntsman Corp.	(129,933)	(2,416,834)	1,157,783
IDEXX Laboratories, Inc.	(77,658)	(5,262,296)	(503,811)
IHS, Inc.	(8,008)	(976,587)	47,659
Illumina, Inc.	(35,490)	(7,021,044)	781,193
IMS Health Holdings, Inc.	(11,160)	(322,297)	(2,459)
Incyte Corp.	(32,818)	(2,553,240)	(1,067,570)
Intercontinental Exchange, Inc.	(2,348)	(537,774)	(13,983)
Intersil Corp.	(15,381)	(157,374)	(22,584)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Intuitive Surgical, Inc.	(10,005)	$(5,046,800)	$448,702
Invesco Ltd.	(15,031)	(501,596)	32,178
Isis Pharmaceuticals Inc.	(7,332)	(357,124)	60,764
ITC Holdings Corp.	(285,859)	(9,759,878)	229,338
Itron, Inc.	(69,281)	(2,347,497)	136,740
Jacobs Engineering Group, Inc.	(29,204)	(1,213,011)	119,905
Janus Capital Group, Inc.	(49,472)	(853,392)	180,573
JB Hunt Transport Services, Inc.	(6,682)	(559,379)	82,284
Johnson Controls, Inc.	(25,135)	(1,141,668)	102,084
Joy Global, Inc.	(50,800)	(1,756,594)	998,150
Juniper Networks, Inc.	(82,289)	(2,216,972)	101,322
Kansas City Southern	(97,427)	(9,691,924)	837,759
Kate Spade & Co.	(296,475)	(7,467,810)	1,802,173
KB Home	(51,744)	(751,441)	50,310
KBR, Inc.	(350,811)	(6,160,877)	316,366
Kellogg Co.	(53,419)	(3,395,804)	(159,231)
Kennametal, Inc.	(31,718)	(1,068,965)	279,504
Keurig Green Mountain, Inc.	(137,272)	(11,393,524)	4,236,162
Keysight Technologies, Inc.	(10,538)	(332,237)	7,245
Kinder Morgan, Inc.	(129,096)	(4,381,316)	807,938
KLX, Inc.	(52,888)	(2,223,128)	332,911
Kosmos Energy Ltd.	(123,338)	(1,071,488)	383,262
Laboratory Corp. of America Holdings	(18,296)	(2,175,116)	190,549
Las Vegas Sands Corp.	(78,572)	(4,497,911)	1,514,532
Legg Mason, Inc.	(12,090)	(606,744)	103,679
Leucadia National Corp.	(46,067)	(954,618)	21,301
Level 3 Communications, Inc.	(62,443)	(3,223,271)	495,136
Liberty Broadband Corp.	(15,472)	(821,394)	29,692
Linear Technology Corp.	(64,631)	(2,683,942)	76,081
LinkedIn Corp.	(27,978)	(5,964,607)	645,150
Lions Gate Entertainment Corp.	(61,120)	(1,966,155)	(283,061)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Live Nation Entertainment, Inc.	(78,484)	$(2,050,124)	$163,369
Loews Corp.	(141,442)	(5,457,442)	345,728
Lumentum Holdings, Inc.	(20,641)	(216,345)	(133,520)
Manitowoc Co., Inc./The	(297,255)	(5,699,734)	1,240,909
Marsh & McLennan Cos., Inc.	(76,043)	(4,107,453)	136,487
Masco Corp.	(35,635)	(858,554)	(38,735)
MasterCard, Inc.	(45,484)	(4,193,992)	94,974
Mattel, Inc.	(53,994)	(1,284,167)	147,054
MDC Holdings, Inc.	(18,543)	(515,700)	30,245
MDU Resources Group, Inc.	(233,745)	(4,646,898)	626,484
Mead Johnson Nutrition Co.	(35,279)	(3,025,638)	541,997
MEDNAX, Inc.	(3,384)	(239,919)	(19,938)
Memorial Resource Development Corp.	(88,351)	(1,487,550)	(65,660)
MGM Resorts International	(412,548)	(8,354,962)	743,452
Middleby Corp./The	(1,752)	(182,708)	(1,585)
Molson Coors Brewing Co.	(23,237)	(1,661,501)	(267,635)
Monsanto Co.	(54,059)	(5,871,029)	1,257,634
Motorola Solutions, Inc.	(6,098)	(383,638)	(33,344)
MSC Industrial Direct Co., Inc.	(9,645)	(685,690)	97,055
Nabors Industries Ltd.	(133,616)	(1,553,724)	291,053
National Fuel Gas Co.	(13,887)	(868,992)	174,920
National Instruments Corp.	(7,405)	(209,833)	4,048
NCR Corp.	(94,005)	(2,754,490)	615,877
NetApp, Inc.	(39,508)	(1,184,284)	14,847
Netflix, Inc.	(6,604)	(443,374)	(238,555)
NetSuite, Inc.	(24,033)	(2,284,197)	267,828
New York Times Co./The	(75,379)	(1,061,188)	170,962
News Corp.	(18,765)	(306,441)	69,627
Nielsen Holdings PLC	(85,500)	(3,881,302)	79,116
Noble Energy, Inc.	(76,907)	(3,224,553)	903,499
Nordson Corp.	(7,094)	(519,468)	72,971
Nordstrom, Inc.	(32,853)	(2,407,911)	52,022
Norfolk Southern Corp.	(18,644)	(1,414,021)	(10,381)
NorthStar Asset Management Group, Inc.	(189,142)	(3,702,770)	986,691
NRG Energy, Inc.	(126,322)	(2,571,017)	695,135

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Nuance Communications, Inc.	(34,826)	$(501,585)	$(68,517)
Nucor Corp.	(20,881)	(978,503)	194,421
Occidental Petroleum Corp.	(75,541)	(5,570,703)	573,666
Oceaneering International, Inc.	(5,061)	(262,970)	64,173
Ocwen Financial Corp.	(60,158)	(566,087)	162,427
OGE Energy Corp.	(298,137)	(9,037,026)	879,997
Old Republic International Corp.	(9,616)	(145,006)	(5,389)
ONEOK, Inc.	(141,193)	(5,863,252)	1,316,837
Owens & Minor, Inc.	(23,085)	(776,662)	39,327
Owens-Illinois, Inc.	(167,217)	(4,080,892)	616,156
PacWest Bancorp	(15,701)	(736,843)	64,683
Palo Alto Networks, Inc.	(14,834)	(2,033,249)	(518,199)
Pandora Media, Inc.	(137,782)	(2,213,416)	(726,852)
Patterson Cos., Inc.	(7,658)	(360,152)	28,944
Patterson-UTI Energy, Inc.	(163,669)	(2,973,018)	822,407
PBF Energy, Inc.	(32,934)	(987,361)	57,634
PerkinElmer, Inc.	(7,848)	(363,586)	2,892
Pitney Bowes, Inc.	(52,322)	(1,122,351)	83,759
Platform Specialty Products Corp.	(274,416)	(5,290,471)	1,819,109
PNM Resources, Inc.	(22,454)	(570,363)	(59,471)
Polaris Industries, Inc.	(3,413)	(424,519)	15,403
PolyOne Corp.	(18,441)	(685,226)	144,167
Post Holdings, Inc.	(104,963)	(4,972,454)	(1,230,860)
Praxair, Inc.	(35,752)	(4,080,345)	438,646
Priceline Group, Inc./The	(2,029)	(2,408,930)	(100,659)
Principal Financial Group, Inc.	(72,172)	(3,855,915)	439,292
Prudential Financial, Inc.	(74,945)	(6,202,550)	490,991
PVH Corp.	(14,104)	(1,498,862)	61,100
QEP Resources, Inc.	(86,238)	(1,904,640)	824,078
QUALCOMM, Inc.	(130,520)	(8,365,772)	1,352,932
Quanta Services, Inc.	(76,132)	(2,082,059)	238,904
Questar Corp.	(46,885)	(1,038,201)	128,163
Ralph Lauren Corp.	(2,944)	(344,360)	(3,503)
Range Resources Corp.	(79,516)	(3,962,353)	1,408,299
Red Hat, Inc.	(10,513)	(723,220)	(32,454)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Regions Financial Corp.	(323,750)	$(3,064,974)	$147,986
Rice Energy, Inc.	(82,903)	(1,834,991)	495,278
Rite Aid Corp.	(98,879)	(824,038)	223,843
Roper Industries, Inc.	(17,160)	(2,812,914)	123,942
Rovi Corp.	(14,806)	(146,550)	(8,765)
RPC, Inc.	(65,194)	(891,634)	314,667
salesforce.com, Inc.	(63,748)	(3,967,798)	(458,226)
Sally Beauty Holdings, Inc.	(14,445)	(468,302)	125,233
SanDisk Corp.	(106,148)	(6,745,916)	978,895
Santander Consumer USA Holdings, Inc.	(11,769)	(259,135)	18,812
SBA Communications Corp.	(40,065)	(4,792,346)	595,938
Schlumberger Ltd.	(43,461)	(3,855,441)	857,935
Scripps Networks Interactive, Inc.	(18,293)	(1,270,148)	370,316
Sealed Air Corp.	(27,642)	(1,313,252)	17,395
Seattle Genetics, Inc.	(85,230)	(3,221,479)	(64,990)
Sempra Energy	(29,511)	(2,859,189)	4,886
Semtech Corp.	(92,988)	(2,010,338)	606,220
Service Corp. International	(31,819)	(789,111)	(73,184)
ServiceNow, Inc.	(17,797)	(1,366,742)	130,740
Signet Jewelers Ltd.	(2,996)	(415,745)	7,900
Silicon Laboratories, Inc.	(6,984)	(328,270)	38,154
Sirius XM Holdings, Inc.	(1,792,716)	(6,880,721)	175,963
Six Flags Entertainment Corp.	(49,178)	(2,238,337)	(13,032)
SLM Corp.	(118,864)	(996,838)	117,244
SolarWinds, Inc.	(13,895)	(696,140)	150,900
Sotheby’s	(78,294)	(3,432,717)	928,875
Southwestern Energy Co.	(73,630)	(1,547,611)	613,246
Spectra Energy Corp.	(34,016)	(919,691)	26,090
Spirit Airlines, Inc.	(64,394)	(4,315,154)	1,269,318
Splunk, Inc.	(55,459)	(3,523,371)	453,715
Sprint Corp.	(1,229,362)	(4,943,104)	222,354
Sprouts Farmers Market, Inc.	(344,842)	(8,971,902)	1,695,736
SPX Corp.	(40,666)	(679,712)	194,973
SPX FLOW, Inc.	(40,666)	(2,019,485)	619,355
St. Jude Medical, Inc.	(2,896)	(209,044)	26,335
Starbucks Corp.	(26,854)	(1,241,447)	(284,934)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Starwood Hotels & Resorts Worldwide, Inc.	(27,501)	$(2,061,424)	$233,158
SunEdison, Inc.	(463,527)	(8,028,558)	4,700,434
SunPower Corp.	(39,607)	(1,059,831)	266,107
SVB Financial Group	(5,507)	(696,366)	60,088
Synovus Financial Corp.	(76,821)	(2,173,824)	(100,077)
T Rowe Price Group, Inc.	(3,838)	(286,935)	20,194
Tableau Software, Inc.	(14,000)	(1,375,261)	258,341
Targa Resources Corp.	(80,172)	(6,786,950)	2,656,488
TCF Financial Corp.	(21,223)	(328,661)	6,920
Teekay Corp.	(55,924)	(2,471,713)	814,125
Tempur Sealy International, Inc.	(73,269)	(4,312,565)	(921,040)
Tenet Healthcare Corp.	(186,213)	(8,852,746)	1,977,762
Teradata Corp.	(61,110)	(2,029,687)	259,941
Tesla Motors, Inc.	(4,323)	(829,145)	(244,688)
Thor Industries, Inc.	(2,828)	(161,793)	15,303
Tiffany & Co.	(61,784)	(5,431,235)	660,275
TimkenSteel Corp.	(51,273)	(1,188,537)	669,654
T-Mobile US, Inc.	(104,460)	(3,554,264)	(604,289)
Toll Brothers, Inc.	(27,260)	(1,038,285)	104,903
TransDigm Group, Inc.	(8,923)	(1,946,856)	51,521
TreeHouse Foods, Inc.	(14,496)	(1,134,340)	6,696
Trimble Navigation Ltd.	(348,184)	(8,211,410)	2,494,229
TripAdvisor, Inc.	(50,737)	(4,114,947)	917,501
Triumph Group, Inc.	(12,146)	(723,294)	212,191
Twenty-First Century Fox, Inc.	(38,808)	(1,340,838)	293,799
Twitter, Inc.	(205,901)	(7,204,412)	1,657,439
Tyco International PLC	(79,545)	(2,833,816)	172,241
Ulta Salon Cosmetics & Fragrance, Inc.	(8,246)	(1,120,714)	(226,270)
Ultimate Software Group, Inc./The	(1,181)	(205,864)	(5,547)
Umpqua Holdings Corp.	(120,981)	(2,045,296)	73,306
Under Armour, Inc.	(18,582)	(1,502,327)	(296,039)
Union Pacific Corp.	(57,122)	(5,018,051)	(32,105)
Unit Corp.	(30,842)	(476,378)	129,097
United Continental Holdings, Inc.	(12,968)	(842,012)	154,060

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
United Natural Foods, Inc.	(11,596)	$(792,897)	$230,376
United Rentals, Inc.	(55,530)	(3,728,082)	393,506
United Technologies Corp.	(31,491)	(2,881,767)	79,383
Urban Outfitters, Inc.	(79,794)	(2,800,500)	456,152
USG Corp.	(235,694)	(6,820,656)	546,482
Vantiv, Inc.	(7,038)	(268,081)	(48,066)
Varian Medical Systems, Inc.	(1,959)	(173,007)	28,472
VCA, Inc.	(2,749)	(151,620)	6,885
Veeva Systems, Inc.	(19,611)	(502,098)	43,004
VeriFone Systems, Inc.	(165,739)	(5,871,065)	1,275,122
Verisk Analytics, Inc.	(9,585)	(648,034)	(60,394)
Vertex Pharmaceuticals, Inc.	(43,304)	(5,282,223)	772,544
Viacom, Inc.	(7,343)	(332,758)	15,908
Viavi Solutions, Inc.	(440,342)	(4,115,374)	1,750,737
Visteon Corp.	(55,901)	(5,839,761)	180,344
VMware, Inc.	(41,731)	(3,580,713)	292,727
Waddell & Reed Financial, Inc.	(53,781)	(2,563,921)	693,956
Watsco, Inc.	(1,232)	(152,091)	6,124
Webster Financial Corp.	(7,157)	(246,129)	(8,875)
WEC Energy Group, Inc.	(31,162)	(1,525,642)	(101,638)
WellCare Health Plans, Inc.	(38,303)	(3,157,978)	(142,974)
Westlake Chemical Corp.	(4,252)	(257,788)	37,152
WEX, Inc.	(12,627)	(1,247,879)	151,350
WhiteWave Foods Co./The	(80,873)	(3,601,899)	354,848
Whiting Petroleum Corp.	(265,569)	(6,317,452)	2,262,213
WisdomTree Investments Inc.	(264,975)	(5,582,982)	1,308,936
Workday, Inc.	(54,227)	(4,513,118)	779,047
WR Grace & Co.	(60,697)	(5,985,178)	337,322
WW Grainger, Inc.	(1,105)	(263,152)	25,566
Wynn Resorts Ltd.	(53,741)	(5,520,949)	2,666,227
Xylem, Inc.	(20,719)	(724,354)	43,735
Yahoo!, Inc.	(65,910)	(2,110,818)	205,360
Yelp, Inc.	(44,187)	(2,142,032)	1,184,942
Yum! Brands, Inc.	(42,788)	(3,378,856)	(42,044)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Zions Bancorporation	(183,922)	$(5,155,873)	$90,661
Zoetis, Inc.	(26,955)	(1,220,069)	110,062
Zynga, Inc.	(1,137,241)	(2,727,428)	134,518

			142,640,982

Total of Short Equity Positions			150,393,331

Total of Long and Short Equity Positions			73,833,144

Net Cash and Other Receivables/ (Payables) (b)			(3,869,933)

Swaps, at Value			$69,963,211

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

Total Return Basket Swaps Outstanding at September 30, 2015

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Goldman Sachs	The Fund receives the total return on a portfolio of long and short positions and pays the LIBOR plus or minus a specified spread, which is denominated in GBP based on the local currencies of the positions within the swaps.	2-25 months maturity ranging from 10/19/2015 - 02/21/2017	$17,900,753

**	The maturity dates are measured from the commencement of investment in each underlying swap position.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2015.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks

Germany
TUI AG	22,949	$391,683	$32,336

Ireland
DCC PLC	27,004	1,681,551	359,044
Shire PLC	49,741	4,023,528	(623,136)

			(264,092)

Netherlands
Royal Dutch Shell PLC	33,701	823,231	(27,650)

South Africa
Investec PLC	139,932	1,223,849	(152,403)
Mondi PLC	105,270	2,067,251	139,123

			(13,280)

Switzerland
Wolseley PLC	13,881	820,945	(8,990)

United Kingdom
3i Group PLC	189,751	1,518,781	(178,401)
AA PLC	46,883	251,442	(50,283)
Amlin PLC	80,877	612,311	191,373
Ashtead Group PLC	118,570	1,966,222	(289,452)
Associated British Foods PLC	62,438	2,775,030	384,906
Aviva PLC	423,396	3,507,184	(611,337)
Babcock International Group PLC	58,896	947,661	(132,881)
BAE Systems PLC	356,844	2,838,536	(419,634)
Barratt Developments PLC	559,944	4,380,901	1,088,627
Berkeley Group Holdings PLC	46,643	2,005,184	355,907
Betfair Group PLC	6,456	265,814	59,559
Britvic PLC	26,555	293,627	(20,720)
BT Group PLC	830,583	5,667,909	(381,626)
Bunzl PLC	67,602	1,930,221	(116,176)
Close Brothers Group PLC	59,696	1,399,393	(49,138)
Cobham PLC	78,656	396,081	(55,606)
Compass Group PLC	106,732	1,810,376	(105,557)
Direct Line Insurance Group PLC	584,612	3,095,918	221,263
Dixons Carphone PLC	172,509	1,134,827	(26,112)
easyJet PLC	81,268	2,126,301	67,453
G4S PLC	227,725	973,720	(177,629)
GKN PLC	346,910	1,914,357	(505,254)
Greene King PLC	53,119	665,617	(25,434)
Hays PLC	63,998	153,011	(4,254)
Henderson Group PLC	54,993	215,861	884

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
Howden Joinery Group PLC	142,317	$1,054,725	$(4,521)
HSBC Holdings PLC	412,690	3,606,134	(492,917)
ICAP PLC	45,512	343,276	(28,058)
Imperial Tobacco Group PLC	109,761	5,070,418	604,096
Inchcape PLC	168,346	1,888,215	(53,803)
Indivior PLC	548,037	1,905,216	(22,869)
Inmarsat PLC	100,039	1,361,540	126,682
Intermediate Capital Group PLC	327,965	2,946,578	(381,291)
International Consolidated Airlines Group SA	535,373	4,447,235	335,180
ITV PLC	579,200	2,212,322	(53,960)
Just Eat PLC	48,093	270,599	28,621
Kingfisher PLC	271,025	1,414,108	58,165
Legal & General Group PLC	197,614	812,046	(99,495)
Man Group PLC	1,590,619	4,105,671	(413,445)
Marks & Spencer Group PLC	143,948	1,110,718	(18,041)
Meggitt PLC	20,801	173,984	(23,922)
Merlin Entertainments PLC	46,829	281,300	(17,437)
Micro Focus International PLC	18,592	368,008	(29,274)
National Grid PLC	354,343	4,614,710	320,276
Next PLC	15,005	1,636,737	92,471
Pennon Group PLC	13,753	173,643	(11,873)
Persimmon PLC	167,935	4,428,525	682,805
Playtech PLC	74,631	958,759	(21,627)
Provident Financial PLC	60,699	2,499,115	388,341
Rentokil Initial PLC	522,522	1,013,471	153,726
Rexam PLC	47,938	398,850	(18,237)
Rightmove PLC	40,860	1,929,964	329,874
Royal Mail PLC	103,846	725,221	(3,663)
Sage Group PLC/The	63,396	452,076	27,552
Sky PLC	255,696	3,666,767	378,610
Smith & Nephew PLC	25,520	455,628	(9,762)
SSE PLC	135,543	3,144,269	(76,521)
Taylor Wimpey PLC	2,261,921	5,924,504	777,067
Telecity Group PLC	13,168	218,855	(1,838)
Travis Perkins PLC	36,393	1,092,920	(7,213)
United Utilities Group PLC	73,969	1,070,403	(33,653)
Vodafone Group PLC	2,040,855	7,176,799	(739,769)
Whitbread PLC	20,185	1,516,590	(86,556)
WPP PLC	137,364	2,920,993	(61,208)

			812,991

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
Total of Long Equity Positions			$531,315

Short Positions

Common Stocks

Australia
BHP Billiton PLC	(84,534)	$(1,860,382)	573,637

Chile
Antofagasta PLC	(138,489)	(1,432,245)	383,233

Ireland
Experian PLC	(186,916)	(3,328,237)	327,626

Switzerland
Coca-Cola HBC AG	(22,660)	(424,771)	(54,910)
Glencore PLC	(701,842)	(2,449,175)	1,474,973

			$1,420,063

United Kingdom
Aberdeen Asset Management PLC	(150,809)	(911,575)	234,143
Admiral Group PLC	(86,740)	(1,863,872)	(108,924)
Aggreko PLC	(9,959)	(250,936)	107,365
Amec Foster Wheeler PLC	(62,908)	(729,463)	46,110
Anglo American PLC	(359,999)	(5,209,985)	2,202,873
ARM Holdings PLC	(163,860)	(2,331,312)	(22,902)
ASOS PLC	(74,525)	(3,685,217)	561,534
AstraZeneca PLC	(43,153)	(2,714,334)	(22,369)
Balfour Beatty PLC	(39,156)	(151,489)	2,410
Barclays PLC	(124,462)	(484,640)	24,032
Booker Group PLC	(243,742)	(569,522)	(113,188)
BP PLC	(235,293)	(1,218,391)	24,662
British American Tobacco PLC	(61,156)	(3,256,531)	(117,797)
Burberry Group PLC	(132,449)	(3,568,152)	822,661
Capita PLC	(94,212)	(1,754,109)	43,031
Centrica PLC	(1,634,290)	(6,415,892)	738,324
Croda International PLC	(16,227)	(681,812)	15,958
Diageo PLC	(324,437)	(8,853,349)	136,726
Drax Group PLC	(847,077)	(5,062,610)	1,933,130
DS Smith PLC	(77,472)	(387,685)	(75,121)
GlaxoSmithKline PLC	(212,527)	(4,474,597)	395,374
Hargreaves Lansdown PLC	(325,826)	(5,378,208)	(580,606)
IMI PLC	(157,284)	(3,392,661)	1,132,623
Intertek Group PLC	(39,642)	(1,507,693)	44,800
John Wood Group PLC	(42,984)	(431,898)	31,184
Johnson Matthey PLC	(12,378)	(615,117)	156,192
KAZ Minerals PLC	(49,747)	(187,444)	123,643
Lloyds Banking Group PLC	(2,643,180)	(3,092,506)	83,350

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
Melrose Industries PLC	(195,551)	$(872,054)	$89,763
Ocado Group PLC	(280,449)	(1,677,027)	316,200
Old Mutual PLC	(1,146,230)	(3,758,360)	473,423
Pearson PLC	(12,778)	(209,091)	(9,323)
Petrofac Ltd.	(188,187)	(2,473,944)	282,229
Prudential PLC	(133,828)	(2,928,690)	105,383
Reckitt Benckiser Group PLC	(19,888)	(1,674,282)	(129,278)
Rio Tinto PLC	(60,895)	(2,292,421)	249,200
Rolls-Royce Holdings PLC	(154,559)	(2,022,429)	436,936
Rotork PLC	(83,995)	(277,426)	67,595
Royal Bank of Scotland Group PLC	(382,036)	(1,912,527)	89,795
RSA Insurance Group PLC	(333,398)	(2,121,889)	89,337
SABMiller PLC	(131,262)	(6,486,707)	(946,376)
Serco Group PLC	(1,845,683)	(3,919,044)	1,067,092
Severn Trent PLC	(11,851)	(364,723)	(27,309)
Smiths Group PLC	(13,605)	(216,736)	9,439
Spectris PLC	(5,665)	(178,277)	33,333
Spirax-Sarco Engineering PLC	(6,624)	(327,158)	46,022
Sports Direct International PLC	(108,334)	(1,108,224)	(134,660)
St. James’s Place PLC	(193,650)	(2,670,559)	178,254
Standard Chartered PLC	(34,632)	(569,946)	233,845
Standard Life PLC	(353,554)	(2,500,594)	424,114
Tate & Lyle PLC	(26,445)	(212,895)	(22,749)
Tesco PLC	(5,021,744)	(16,393,416)	2,445,045
Thomas Cook Group PLC	(891,671)	(1,885,120)	321,257
Weir Group PLC/The	(117,418)	(3,147,933)	1,064,769
William Hill PLC	(137,277)	(808,151)	78,025
WM Morrison Supermarkets PLC	(662,843)	(1,835,320)	167,305

			14,817,884

Total of Short Equity Positions			17,522,443

Total of Long and Short Equity Positions			18,053,758

Net Cash and Other Receivables/ (Payables) (b)			(153,005)

Swaps, at Value			$17,900,753

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

Total Return Basket Swaps Outstanding at September 30, 2015

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Goldman Sachs	The Fund receives the total return on a portfolio of long and short positions and pays the Euro Interbank Offered Rate plus or minus a specified spread, which is denominated in EUR based on the local currencies of the positions within the swaps.	1-25 months maturity ranging from 10/21/2015 - 02/21/2017	$5,532,500

**	The maturity dates are measured from the commencement of investment in each underlying swap position.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2015.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks

France
Aeroports de Paris	6,084	$713,405	$(22,870)
Air Liquide SA	19,385	2,489,132	(190,998)
Atos SE	7,539	558,208	21,287
BNP Paribas SA	9,313	554,609	(6,315)
Cap Gemini SA	41,863	3,568,110	170,373
Christian Dior SE	7,762	1,467,847	(13,600)
Cie Generale des Etablissements Michelin	27,557	2,633,317	(112,005)
CNP Assurances	10,310	176,986	(33,730)
Credit Agricole SA	84,996	1,142,511	(163,975)
Danone SA	6,508	423,249	(12,444)
Dassault Systemes	9,467	648,196	51,464
Eiffage SA	3,708	204,210	25,168
Electricite de France SA	105,117	2,702,616	(846,510)
Eutelsat Communications SA	57,119	1,905,897	(153,996)
Havas SA	22,476	188,529	(4,904)
Imerys SA	11,488	848,704	(110,685)
Ingenico Group	1,387	159,602	7,998
Lagardere SCA	28,001	766,673	9,212
L’Oreal SA	41,700	7,893,966	(645,917)
Natixis SA	25,501	174,312	(33,118)
Orpea	2,488	182,303	15,655
Pernod Ricard SA	1,500	174,151	(22,698)
Publicis Groupe SA	5,237	408,736	(50,825)
Rexel SA	26,533	472,526	(145,890)
Safran SA	8,407	572,100	60,036
Sanofi	38,077	3,711,943	(87,008)
SCOR SE	61,982	2,056,434	169,357
SEB SA	8,517	779,657	5,849
Societe BIC SA	10,871	1,670,708	18,534
Societe Generale SA	33,429	1,556,936	(62,961)
Sodexo SA	3,688	354,090	(48,081)
Suez Environnement Co.	90,477	1,653,345	(27,530)
Teleperformance	22,871	1,647,023	88,369
Thales SA	21,021	1,304,572	161,116
Valeo SA	6,455	928,153	(51,712)
Vinci SA	18,998	1,121,070	86,988
Vivendi SA	104,291	2,605,765	(134,932)
Zodiac Aerospace	5,994	199,161	(61,537)

			(2,152,835)

Luxembourg
SES SA	20,614	729,465	(78,902)

Total of Long Equity Positions			(2,231,737)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Short Positions

Common Stocks

France
Airbus Group NV	(47,992)	$(2,799,158)	$(42,931)
Arkema SA	(12,221)	(892,034)	99,893
Bollore SA	(556,976)	(3,072,654)	357,147
Bureau Veritas SA	(48,872)	(1,119,286)	87,584
Carrefour SA	(54,383)	(1,696,153)	84,434
Casino Guichard Perrachon SA	(36,233)	(2,463,310)	533,723
Cie de Saint-Gobain	(50,148)	(2,210,001)	33,559
Edenred	(21,191)	(563,265)	216,271
Engie	(85,016)	(1,467,295)	91,695
Etablissements Maurel et Prom	(38,736)	(279,172)	135,445
Faurecia	(6,451)	(281,949)	80,761
Hermes International	(4,188)	(1,549,173)	24,686
Iliad SA	(15,338)	(3,630,701)	527,941
Legrand SA	(5,705)	(308,779)	5,255
LVMH Moet Hennessy Louis Vuitton SE	(4,765)	(752,341)	(58,867)
Peugeot SA	(70,200)	(1,064,827)	1,116
Plastic Omnium SA	(58,731)	(1,647,802)	298,606
Remy Cointreau SA	(47,728)	(3,485,495)	348,924
Renault SA	(9,357)	(839,403)	164,269
Schneider Electric SE	(42,635)	(2,840,261)	452,740
Technip SA	(77,523)	(4,194,284)	525,612
TOTAL SA	(67,999)	(3,094,476)	35,686
Vallourec SA	(229,866)	(5,297,276)	3,255,246
Veolia Environnement SA	(30,764)	(566,105)	(135,503)

			7,123,292

Total of Short Equity Positions			7,123,292

Total of Long and Short Equity Positions			4,891,555

Net Cash and Other Receivables/ (Payables) (b)			640,945

Swaps, at Value			$5,532,500

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

Collateral pledged to, or (received from), each counterparty at September 30, 2015 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
Bank of America
Cash	$(1,920,000)	$—	$(1,920,000)

Barclays Capital
Cash	—	35,700,421	35,700,421

Citibank
Cash	14,820,000	—	14,820,000

Credit Suisse International
Cash	(1,260,000)	—	(1,260,000)

Goldman Sachs
Cash	—	28,642,879	28,642,879
Money Market Funds	119,490,000	—	119,490,000

J.P. Morgan
Cash	—	7,867,633	7,867,633

Morgan Stanley and Co., International PLC
Cash	—	1,275,533	1,275,533

Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at September 30, 2015 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
Citibank
Cash	$700,000	$—	$700,000

Goldman Sachs
Cash	—	606,475	606,475

J.P. Morgan
Cash	—	4,445,729	4,445,729

Macquarie Capital
Money Market Funds	1,040,000	—	1,040,000

Morgan Stanley and Co., International PLC
Cash	—	11,242,064	11,242,064

See notes to Schedule of Investments.

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

LONG INVESTMENTS - 91.6%	SHARES	VALUE (Note 5)

COMMON STOCKS - 16.8%

Belgium - 0.5%
Ageas (a)	1,164	$47,836
bpost SA (a)	7,561	179,798
Colruyt SA †(a)	829	39,955
KBC Groep NV (a)	1,915	121,108
Proximus (a)	2,148	74,304

		463,001

Denmark - 0.4%
AP Moeller - Maersk A/S, Class B (a)	11	16,956
DSV A/S (a)	636	23,766
FLSmidth & Co. A/S	153	5,078
GN Store Nord A/S (a)	388	6,970
H Lundbeck A/S †	1,050	27,995
ISS A/S (a)	2,440	81,049
Jyske Bank A/S †(a)	1,319	72,979
Novo Nordisk A/S, Class B (a)	3,435	185,368
TDC A/S	973	5,018
William Demant Holding A/S †(a)	131	10,883

		436,062

Finland - 0.3%
Amer Sports OYJ	736	18,721
Cargotec OYJ, B Shares	298	8,146
Elisa OYJ (a)	944	31,933
Huhtamaki OYJ	558	17,052
Kesko OYJ, B Shares (a)	2,198	77,855
Neste OYJ (a)	1,768	40,690
Orion OYJ, Class B (a)	2,265	85,708
Stora Enso OYJ, R Shares (a)	1,821	13,779
UPM-Kymmene OYJ (a)	2,404	36,086

		329,970

Germany - 1.6%
Allianz SE (a)	317	49,798
Aurubis AG (a)	2,929	186,421
Axel Springer SE (a)	479	26,786
Brenntag AG (a)	246	13,273
Deutsche Lufthansa AG †	1,266	17,624
Duerr AG (a)	265	18,643
Evonik Industries AG (a)	2,628	87,992
Freenet AG (a)	4,378	144,844
Fresenius Medical Care AG & Co. KGaA (a)	1,631	127,471

	SHARES	VALUE (Note 5)
Germany - 1.6% (continued)
GEA Group AG (a)	143	$5,453
Hannover Rueck SE (a)	2,596	265,911
HeidelbergCement AG (a)	136	9,339
Hella KGaA Hueck & Co. (a)	2,017	73,034
HOCHTIEF AG (a)	567	47,339
KION Group AG †(a)	1,888	83,895
Krones AG	212	22,343
MAN SE (a)	71	7,233
Merck KGaA (a)	1,044	92,432
MTU Aero Engines AG (a)	89	7,451
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (a)	339	63,313
OSRAM Licht AG	408	21,138
ProSiebenSat.1 Media SE (a)	103	5,056
RHOEN-KLINIKUM AG (a)	2,341	66,294
Software AG (a)	1,751	51,165
Symrise AG (a)	424	25,547
Talanx AG	827	24,776

		1,544,571

Italy - 0.9%
Assicurazioni Generali SpA	761	13,923
Autogrill SpA †	2,903	26,478
Banca Generali SpA	1,299	36,644
Banca Popolare di Milano Scarl	25,021	24,739
Davide Campari-Milano SpA (a)	4,582	36,494
Enel SpA	3,257	14,533
Eni SpA (a)	4,869	76,591
FinecoBank Banca Fineco SpA	17,727	117,806
Finmeccanica SpA †	967	12,110
Hera SpA	16,892	43,858
Intesa Sanpaolo SpA	6,419	22,676
Mediobanca SpA (a)	9,497	93,439
Pirelli & C. SpA (a)	7,864	131,596
Recordati SpA	6,085	140,415
Snam SpA	4,752	24,406
Terna Rete Elettrica Nazionale SpA	3,215	15,626

		831,334

Japan - 9.6%
ABC-Mart, Inc. (a)	1,200	67,086
Air Water, Inc. (a)	2,000	30,042
Aisin Seiki Co., Ltd. (a)	1,000	33,552
Ajinomoto Co., Inc. (a)	1,000	21,088

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

	SHARES	VALUE (Note 5)
Japan - 9.6% (continued)
Alfresa Holdings Corp. (a)	7,100	$121,250
ANA Holdings, Inc. (a)	84,000	235,320
Aozora Bank Ltd. (a)	27,000	93,644
Asahi Group Holdings Ltd. (a)	400	12,977
Asahi Kasei Corp. (a)	14,000	98,720
Astellas Pharma, Inc. (a)	3,500	45,304
Bandai Namco Holdings, Inc. (a)	4,100	95,156
Bank of Yokohama Ltd./The (a)	4,000	24,312
Benesse Holdings, Inc. (a)	800	21,389
Brother Industries Ltd. (a)	6,300	75,940
Canon, Inc. (a)	2,700	78,104
Central Japan Railway Co. (a)	800	128,982
Century Tokyo Leasing Corp.	400	11,580
Chiba Bank Ltd./The (a)	1,000	7,101
Chubu Electric Power Co., Inc. (a)	5,700	84,042
Chugoku Bank Ltd./The (a)	7,000	103,890
Citizen Holdings Co., Ltd. (a)	3,500	24,189
Dai Nippon Printing Co., Ltd. (a)	1,000	9,662
Daicel Corp. (a)	4,100	50,331
Daihatsu Motor Co., Ltd. (a)	2,700	31,232
Daiichi Sankyo Co., Ltd. (a)	5,000	86,760
Dentsu, Inc. (a)	500	25,660
Disco Corp. (a)	200	14,066
Don Quijote Holdings Co., Ltd. (a)	1,300	48,978
East Japan Railway Co. (a)	900	75,839
Eisai Co., Ltd. (a)	100	5,900
Electric Power Development Co., Ltd. (a)	900	27,467
Ezaki Glico Co., Ltd. (a)	2,800	129,402
FamilyMart Co., Ltd. (a)	4,300	196,049
FUJIFILM Holdings Corp. (a)	1,600	59,812
Fujitsu Ltd. (a)	4,000	17,399
Fukuoka Financial Group, Inc. (a)	12,000	57,154
Gunma Bank Ltd./The (a)	8,000	51,203
Hakuhodo DY Holdings, Inc. (a)	9,600	91,016
Hankyu Hanshin Holdings, Inc.	1,000	6,116
Hikari Tsushin, Inc. (a)	500	34,996
Hitachi Chemical Co., Ltd. (a)	1,000	13,797
Hitachi High-Technologies Corp. (a)	2,900	62,795
Hitachi Metals Ltd. (a)	3,000	34,839
Hokuhoku Financial Group, Inc. (a)	50,000	114,484
Hoshizaki Electric Co., Ltd. (a)	200	14,019
Hoya Corp. (a)	2,000	65,504

	SHARES	VALUE (Note 5)
Japan - 9.6% (continued)
Ibiden Co., Ltd. (a)	1,200	$15,710
Idemitsu Kosan Co., Ltd. (a)	4,100	62,805
ITOCHU Corp. (a)	7,800	82,456
Itochu Techno-Solutions Corp. (a)	5,800	123,698
Izumi Co., Ltd. (a)	2,600	105,245
Japan Airlines Co., Ltd. (a)	12,200	431,696
Japan Petroleum Exploration Co., Ltd.	800	21,134
JSR Corp. (a)	1,700	24,505
JTEKT Corp. (a)	600	8,401
Kamigumi Co., Ltd. (a)	5,000	40,971
Kaneka Corp. (a)	17,000	125,190
Kao Corp. (a)	400	18,132
KDDI Corp. (a)	10,600	237,261
Keihan Electric Railway Co., Ltd. (a)	12,000	80,038
Kewpie Corp. (a)	9,300	184,977
Kobayashi Pharmaceutical Co., Ltd. (a)	300	22,627
Komatsu Ltd. (a)	1,900	27,889
Konami Corp. (a)	2,700	58,353
Kuraray Co., Ltd. (a)	1,000	12,463
Kurita Water Industries Ltd. (a)	1,700	36,093
Mabuchi Motor Co., Ltd. (a)	600	26,052
Makita Corp. (a)	200	10,639
Maruichi Steel Tube Ltd. (a)	1,000	22,636
Medipal Holdings Corp. (a)	7,200	114,242
MEIJI Holdings Co., Ltd. (a)	800	58,665
Miraca Holdings, Inc. (a)	600	25,445
Mitsubishi Chemical Holdings Corp. (a)	4,900	25,586
Mitsubishi Corp. (a)	1,300	21,309
Mitsubishi Electric Corp. (a)	7,000	64,124
Mitsubishi Gas Chemical Co., Inc. (a)	2,000	9,232
Mitsubishi Tanabe Pharma Corp. (a)	12,800	225,890
Mitsubishi UFJ Lease & Finance Co., Ltd. (a)	4,200	18,503
Mitsui & Co., Ltd. (a)	3,800	42,710
Mixi, Inc.	700	23,956
MS&AD Insurance Group Holdings, Inc. (a)	3,400	91,222
Nagoya Railroad Co., Ltd. (a)	9,000	35,368
Nexon Co., Ltd. (a)	4,100	54,815
NH Foods Ltd. (a)	2,000	40,814
NHK Spring Co., Ltd. (a)	13,500	130,903
Nippon Express Co., Ltd. (a)	8,000	38,227
Nippon Shokubai Co., Ltd. (a)	800	54,403

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

	SHARES	VALUE (Note 5)
Japan - 9.6% (continued)
Nippon Telegraph & Telephone Corp. (a)	2,200	$77,492
Nippon Yusen KK	2,000	4,635
Nisshin Seifun Group, Inc. (a)	3,700	53,803
Nissin Foods Holdings Co., Ltd. (a)	700	32,202
Nitori Holdings Co., Ltd. (a)	2,100	164,439
NOK Corp. (a)	5,300	114,669
Nomura Research Institute Ltd. (a)	870	33,397
NTT Data Corp. (a)	500	25,208
NTT DOCOMO, Inc. (a)	1,800	30,361
Obayashi Corp.	3,000	25,597
Obic Co., Ltd. (a)	200	9,149
Oracle Corp. (a)	1,600	67,566
ORIX Corp. (a)	5,000	64,497
Osaka Gas Co., Ltd. (a)	27,000	102,368
Otsuka Corp. (a)	2,000	97,447
Otsuka Holdings Co., Ltd. (a)	6,000	191,589
Park24 Co., Ltd. (a)	4,200	78,825
Pola Orbis Holdings, Inc. (a)	2,100	130,598
Resona Holdings, Inc. (a)	31,700	161,519
Rohm Co., Ltd. (a)	1,300	57,811
Sankyo Co., Ltd. (a)	2,400	85,383
Santen Pharmaceutical Co., Ltd. (a)	9,200	123,516
Secom Co., Ltd. (a)	200	12,028
Seiko Epson Corp. (a)	2,500	35,365
Sekisui Chemical Co., Ltd. (a)	7,000	73,679
Seven & i Holdings Co., Ltd. (a)	1,300	59,323
Shimadzu Corp.	1,000	14,437
Shimamura Co., Ltd. (a)	1,400	150,800
Shimano, Inc. (a)	400	56,198
Shimizu Corp.	3,000	25,759
Sojitz Corp.	8,300	15,462
Sugi Holdings Co., Ltd. (a)	1,700	76,299
Sumitomo Heavy Industries Ltd. (a)	19,000	75,289
Sumitomo Rubber Industries Ltd. (a)	11,300	156,857
Sundrug Co., Ltd. (a)	800	42,115
Suzuken Co., Ltd. (a)	1,070	35,681
Taisei Corp. (a)	1,000	6,519
Taisho Pharmaceutical Holdings Co., Ltd.	100	5,749
Takashimaya Co., Ltd. (a)	1,000	8,080
TDK Corp. (a)	100	5,656
Teijin Ltd. (a)	8,000	24,300

	SHARES	VALUE (Note 5)
Japan - 9.6% (continued)
THK Co., Ltd. (a)	700	$11,150
Toho Gas Co., Ltd. (a)	31,000	182,800
Tohoku Electric Power Co., Inc. (a)	7,100	96,216
Tokio Marine Holdings, Inc. (a)	900	33,624
Tokyo Electric Power Co., Inc. †	1,900	12,691
Tokyo Gas Co., Ltd. (a)	19,000	91,909
TonenGeneral Sekiyu KK (a)	7,000	67,837
Toyo Suisan Kaisha Ltd. (a)	2,100	79,615
Toyoda Gosei Co., Ltd. (a)	2,600	51,103
Toyota Industries Corp. (a)	200	9,514
Tsuruha Holdings, Inc.	100	8,618
USS Co., Ltd. (a)	2,100	34,927
West Japan Railway Co. (a)	2,700	169,225
Yamada Denki Co., Ltd. (a)	5,000	20,158
Yamaguchi Financial Group, Inc. (a)	15,000	183,870
Yamazaki Baking Co., Ltd. (a)	9,000	138,679
Yokohama Rubber Co., Ltd./The (a)	3,200	56,439

		9,452,575

Netherlands - 0.7%
Aalberts Industries NV	180	5,335
Altice NV, Class A †	2,603	54,463
ASM International NV	398	12,917
Boskalis Westminster (a)	1,242	54,365
Heineken NV (a)	894	72,386
Koninklijke Ahold NV (a)	7,258	141,589
NN Group NV (a)	8,622	247,514
SBM Offshore NV †	920	11,680
Wolters Kluwer NV (a)	3,650	112,564

		712,813

Norway - 0.2%
DNB ASA (a)	4,217	54,882
Marine Harvest ASA †(a)	1,204	15,317
Yara International ASA (a)	4,202	167,629

		237,828

Spain - 0.6%
Almirall SA	3,707	66,190
Amadeus IT Holding SA, A Shares	122	5,227
Banco de Sabadell SA	2,884	5,308
Ebro Foods SA	7,860	154,379
Enagas SA (a)	1,371	39,314
Endesa SA (a)	6,266	132,140

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

	SHARES	VALUE (Note 5)
Spain - 0.6% (continued)
Ferrovial SA (a)	1,284	$30,714
Iberdrola SA (a)	4,615	30,751
Red Electrica Corp. SA	64	5,315
Repsol SA (a)	1,579	18,416
Tecnicas Reunidas SA	1,805	79,934

		567,688

Sweden - 0.6%
Boliden AB (a)	4,298	67,299
Electrolux AB, Series B (a)	1,656	46,793
ICA Gruppen AB	3,530	119,505
Securitas AB, B Shares (a)	6,903	84,424
Skandinaviska Enskilda Banken AB, Class A (a)	2,812	30,075
SKF AB, B Shares	503	9,244
Svenska Cellulosa AB SCA, Class B (a)	3,761	105,241
Swedish Match AB (a)	628	18,984
Tele2 AB, B Shares (a)	8,039	78,401
TeliaSonera AB (a)	5,211	28,128

		588,094

Switzerland - 1.2%
Baloise Holding AG (a)	160	18,337
Barry Callebaut AG †	7	7,622
Bucher Industries AG (a)	270	58,051
Flughafen Zuerich AG (a)	53	36,889
Galenica AG (a)	93	118,496
Georg Fischer AG	15	8,502
Givaudan SA †(a)	21	34,170
Helvetia Holding AG (a)	71	34,831
Lonza Group AG †(a)	528	69,282
Nestle SA (a)	2,217	166,731
Novartis AG (a)	1,090	100,184
Roche Holding AG (a)	114	30,264
Straumann Holding AG (a)	18	5,182
Swiss Life Holding AG †(a)	359	80,080
Swiss Re AG (a)	3,654	313,503
Swisscom AG (a)	207	103,307
Zurich Insurance Group AG †(a)	22	5,401

		1,190,832

United Kingdom - 0.2%
Fiat Chrysler Automobiles NV †(a)	5,519	71,733
RELX NV	1,024	16,729
Unilever NV CVA (a)	3,611	144,747

		233,209

TOTAL COMMON STOCKS (cost $16,836,886)		16,587,977

	SHARES	VALUE (Note 5)
PREFERRED STOCKS - 0.2%

Germany - 0.2%
Henkel AG & Co. KGaA (a)	1,115	$114,840
Volkswagen AG (a)	534	58,659

TOTAL PREFERRED STOCKS (cost $244,442)		173,499

MONEY MARKET FUNDS - 53.2%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.010% (b)	58,907	58,907
Dreyfus Treasury Cash Management, Class I, 0.010% (b)	233,834	233,834
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.000% ^(b)	48,117,045	48,117,045
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (b)(c)	3,780,002	3,780,002
UBS Money Series - UBS Select Treasury Preferred Fund, Class I, 0.010% (b)	404,659	404,659

TOTAL MONEY MARKET FUNDS (cost $52,594,447)		52,594,447

	PRINCIPAL AMOUNT (000’S)
SHORT-TERM INVESTMENTS - 21.4%
U.S. Treasury Bill, 0.113%, 3/24/2016 ^(d)	$2,478	2,477,443
U.S. Treasury Bill, 0.264%, 3/3/2016 ^(d)	1,100	1,099,877
U.S. Treasury Bill, 0.259%, 3/17/2016 (d)	2,914	2,913,539
U.S. Treasury Bill, 0.083%, 11/19/2015 ^(d)	12,248	12,248,245
U.S. Treasury Bill, 0.242%, 2/11/2016 (d)	2,382	2,381,781
TOTAL SHORT-TERM INVESTMENTS (cost $21,112,385)		21,120,885

TOTAL INVESTMENTS IN SECURITIES, AT VALUE (cost $90,788,160)		90,476,808

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

SECURITIES SOLD SHORT - (12.4)%	SHARES	VALUE (Note 5)
COMMON STOCKS - (12.4)%

Austria - (0.1)%
ams AG	(1,488)	$(55,518)

Belgium - (0.4)%
Anheuser-Busch InBev SA/NV	(1,451)	(154,322)
Telenet Group Holding NV †	(1,479)	(84,962)
UCB SA	(1,570)	(122,998)

		(362,282)

Denmark - 0.0% (e)
Novozymes A/S, B Shares	(207)	(9,034)
Vestas Wind Systems A/S	(686)	(35,664)

		(44,698)

Finland - (0.4)%
Nokia OYJ	(26,142)	(178,754)
Nokian Renkaat OYJ	(7,804)	(252,628)

		(431,382)

Germany - (1.7)%
adidas AG	(819)	(66,034)
BASF SE	(105)	(8,031)
Bayer AG	(478)	(61,327)
Bayerische Motoren Werke AG	(2,337)	(203,886)
Beiersdorf AG	(115)	(10,194)
Bilfinger SE	(1,930)	(71,567)
Commerzbank AG †	(9,149)	(96,630)
Deutsche Bank AG	(2,590)	(69,897)
Deutsche Telekom AG	(2,374)	(42,261)
E.ON SE	(17,916)	(153,745)
HUGO BOSS AG	(268)	(30,134)
Infineon Technologies AG	(10,240)	(115,051)
LANXESS AG	(2,131)	(99,780)
METRO AG	(1,505)	(41,640)
Rheinmetall AG	(1,009)	(62,042)
Rocket Internet SE 144A †(f)	(4,270)	(137,470)
RWE AG	(16,533)	(187,876)
Salzgitter AG	(1,557)	(38,675)
Telefonica Deutschland Holding AG	(4,143)	(25,334)
ThyssenKrupp AG	(4,133)	(72,625)
Wirecard AG	(1,877)	(89,875)
Zalando SE 144A †(f)	(371)	(12,287)

		(1,696,361)

	SHARES	VALUE (Note 5)
Italy - (0.4)%
Azimut Holding SpA	(2,908)	$(62,404)
Banca Popolare dell’Emilia Romagna SC	(12,842)	(105,908)
Banco Popolare SC †	(2,313)	(34,222)
Enel Green Power SpA	(5,763)	(10,897)
Mediaset SpA	(16,266)	(74,882)
Mediolanum SpA	(15,803)	(112,880)

		(401,193)

Japan - (6.9)%
Acom Co., Ltd. †	(15,400)	(78,800)
Aeon Co., Ltd.	(11,600)	(179,961)
AEON Financial Service Co., Ltd.	(1,800)	(35,615)
Alps Electric Co., Ltd.	(1,300)	(36,712)
Asahi Glass Co., Ltd.	(3,000)	(17,530)
Calbee, Inc.	(2,700)	(87,372)
Chiyoda Corp.	(7,000)	(47,836)
Chugai Pharmaceutical Co., Ltd.	(1,700)	(52,212)
Chugoku Electric Power Co., Inc./The	(1,500)	(20,675)
Credit Saison Co., Ltd.	(4,500)	(81,752)
Dai-ichi Life Insurance Co., Ltd./The	(7,000)	(111,439)
Daikin Industries Ltd.	(800)	(44,869)
Daiwa Securities Group, Inc.	(2,000)	(12,941)
DeNA Co., Ltd.	(2,800)	(51,967)
Denso Corp.	(1,800)	(76,246)
FANUC Corp.	(500)	(76,919)
Fast Retailing Co., Ltd.	(200)	(81,352)
Hamamatsu Photonics KK	(1,300)	(29,421)
Hitachi Capital Corp.	(200)	(4,881)
Hitachi Construction Machinery Co., Ltd.	(4,100)	(54,950)
Hitachi Ltd.	(17,000)	(85,783)
IHI Corp.	(68,000)	(174,735)
Inpex Corp.	(10,500)	(93,878)
Isetan Mitsukoshi Holdings Ltd.	(2,200)	(33,009)
Isuzu Motors Ltd.	(600)	(6,025)
Japan Airport Terminal Co., Ltd.	(2,000)	(86,441)
Japan Display, Inc. †	(53,900)	(155,267)
Japan Tobacco, Inc.	(3,000)	(93,061)
JFE Holdings, Inc.	(1,200)	(15,761)
JGC Corp.	(3,000)	(39,801)
Kakaku.com, Inc.	(6,800)	(110,435)
Kansai Electric Power Co., Inc./The †	(7,400)	(82,267)
Kansai Paint Co., Ltd.	(3,000)	(40,801)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

	SHARES	VALUE (Note 5)
Japan - (6.9)% (continued)
Kawasaki Heavy Industries Ltd.	(7,000)	$(24,166)
Keikyu Corp.	(7,000)	(55,719)
Keisei Electric Railway Co., Ltd.	(2,000)	(21,940)
Kikkoman Corp.	(4,000)	(110,172)
Kintetsu Group Holdings Co., Ltd.	(4,000)	(14,367)
Kobe Steel Ltd.	(31,000)	(33,613)
Koito Manufacturing Co., Ltd.	(1,500)	(49,015)
Kubota Corp.	(4,000)	(55,050)
Kyocera Corp.	(600)	(27,480)
Kyowa Hakko Kirin Co., Ltd.	(4,000)	(59,631)
Kyushu Electric Power Co., Inc. †	(19,100)	(208,389)
LIXIL Group Corp.	(2,000)	(40,704)
M3, Inc.	(1,700)	(33,784)
Marui Group Co., Ltd.	(2,700)	(32,568)
Mazda Motor Corp.	(8,900)	(140,632)
Minebea Co., Ltd.	(3,000)	(31,846)
Mitsubishi Heavy Industries Ltd.	(20,000)	(89,445)
Mitsubishi Logistics Corp.	(11,000)	(127,556)
Mitsubishi Materials Corp.	(25,000)	(75,961)
Mitsubishi Motors Corp.	(700)	(5,354)
Mitsui Chemicals, Inc.	(25,000)	(80,124)
Mitsui OSK Lines Ltd.	(32,000)	(76,865)
Murata Manufacturing Co., Ltd.	(100)	(12,917)
NGK Insulators Ltd.	(3,000)	(57,406)
NGK Spark Plug Co., Ltd.	(7,800)	(179,055)
Nidec Corp.	(400)	(27,506)
Nintendo Co., Ltd.	(600)	(101,131)
Nippon Electric Glass Co., Ltd.	(6,000)	(28,981)
Nippon Paint Holdings Co., Ltd.	(10,500)	(183,643)
Nitto Denko Corp.	(1,200)	(71,871)
Nomura Holdings, Inc.	(7,000)	(40,631)
NSK Ltd.	(1,500)	(14,540)
Odakyu Electric Railway Co., Ltd.	(3,000)	(27,016)
Olympus Corp.	(3,400)	(106,074)
Ono Pharmaceutical Co., Ltd.	(900)	(106,709)
Oriental Land Co., Ltd.	(1,100)	(61,427)
Panasonic Corp.	(3,300)	(33,396)
Pigeon Corp.	(700)	(16,356)
Rakuten, Inc.	(11,100)	(141,885)
Recruit Holdings Co., Ltd.	(3,400)	(101,947)
Ricoh Co., Ltd.	(1,700)	(17,158)
Rinnai Corp.	(100)	(7,630)

	SHARES	VALUE (Note 5)
Japan - (6.9)% (continued)
Seven Bank Ltd.	(10,500)	$(45,445)
Shikoku Electric Power Co., Inc.	(5,500)	(89,695)
Shinsei Bank Ltd.	(4,000)	(8,223)
Shiseido Co., Ltd.	(400)	(8,723)
Shizuoka Bank Ltd./The	(5,000)	(50,179)
SoftBank Group Corp.	(2,200)	(101,728)
Sompo Japan Nipponkoa Holdings, Inc.	(200)	(5,809)
Sony Corp.	(2,300)	(56,378)
Stanley Electric Co., Ltd.	(1,900)	(37,908)
Sumco Corp.	(13,600)	(121,977)
Sumitomo Dainippon Pharma Co., Ltd.	(3,200)	(31,991)
Sumitomo Mitsui Trust Holdings, Inc.	(25,000)	(91,626)
Suruga Bank Ltd.	(1,700)	(31,633)
Suzuki Motor Corp.	(1,900)	(58,425)
T&D Holdings, Inc.	(3,500)	(41,342)
Taiyo Nippon Sanso Corp.	(1,900)	(18,050)
Terumo Corp.	(3,300)	(93,399)
Tobu Railway Co., Ltd.	(3,000)	(12,887)
Tokyo Electron Ltd.	(1,100)	(51,937)
Tokyu Corp.	(5,000)	(36,693)
Toray Industries, Inc.	(1,000)	(8,645)
Toshiba Corp. †	(42,000)	(105,809)
Toyo Seikan Group Holdings Ltd.	(4,300)	(68,445)
Yahoo Japan Corp.	(30,500)	(116,113)
Yakult Honsha Co., Ltd.	(3,400)	(169,362)
Yamaha Motor Co., Ltd.	(6,800)	(136,804)
Yamato Holdings Co., Ltd.	(5,100)	(97,646)
Yaskawa Electric Corp.	(12,300)	(125,521)
Yokogawa Electric Corp.	(8,600)	(90,017)

		(6,844,784)

Luxembourg - (0.4)%
APERAM SA †	(1,854)	(50,134)
ArcelorMittal	(39,965)	(207,253)
Millicom International Cellular SA SDR	(661)	(41,337)
Tenaris SA	(5,481)	(65,895)

		(364,619)

Netherlands - (0.7)%
ASML Holding NV	(3,000)	(263,709)
Delta Lloyd NV	(6,436)	(54,080)
Fugro NV CVA †	(6,541)	(115,713)
Koninklijke DSM NV	(640)	(29,537)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

	SHARES	VALUE (Note 5)
Netherlands - (0.7)% (continued)
Koninklijke KPN NV	(24,598)	$(92,252)
Koninklijke Vopak NV	(1,091)	(43,622)
Randstad Holding NV	(680)	(40,644)

		(639,557)

Norway - (0.2)%
Norsk Hydro ASA	(13,897)	(46,340)
Schibsted ASA, Class A	(3,658)	(124,031)
Statoil ASA	(4,695)	(68,449)

		(238,820)

Portugal - 0.0% (e)
Jeronimo Martins SGPS SA	(2,696)	(36,386)

Spain - (0.4)%
Abertis Infraestructuras SA	(2,455)	(38,844)
Acciona SA	(131)	(9,296)
Aena SA 144A †(f)	(843)	(93,248)
Atresmedia Corp. de Medios de Comunicacion SA	(671)	(8,543)
Banco Santander SA	(9,877)	(52,520)
Bankia SA	(46,083)	(59,809)
CaixaBank SA	(8,941)	(34,506)
Cellnex Telecom SAU 144A †(f)	(4,259)	(72,563)
Distribuidora Internacional de Alimentacion SA †	(1,783)	(10,793)
Mapfre SA	(10,994)	(28,747)
Zardoya Otis SA	(2,737)	(29,578)

		(438,447)

Sweden - (0.2)%
Alfa Laval AB	(524)	(8,578)
Getinge AB, B Shares	(836)	(18,659)
Meda AB, A Shares	(2,716)	(38,843)
Sandvik AB	(1,325)	(11,287)
Telefonaktiebolaget LM Ericsson, B Shares	(6,625)	(64,989)
Trelleborg AB, B Shares	(1,569)	(24,857)

		(167,213)

Switzerland - (0.6)%
Adecco SA †	(282)	(20,652)
Aryzta AG †	(547)	(23,184)
Cie Financiere Richemont SA	(2,106)	(163,870)
Credit Suisse Group AG †	(2,554)	(61,390)
Dufry AG †	(202)	(23,653)
Julius Baer Group Ltd. †	(488)	(22,161)

	SHARES	VALUE (Note 5)
Switzerland - (0.6)% (continued)
LafargeHolcim Ltd. †	(3,814)	$(199,930)
SGS SA	(30)	(52,422)
STMicroelectronics NV	(823)	(5,623)
Swatch Group AG/The	(34)	(12,609)

		(585,494)

TOTAL COMMON STOCKS SOLD SHORT (proceeds $13,304,892)		(12,306,754)

TOTAL SECURITIES SOLD SHORT, AT VALUE (proceeds $13,304,892)		(12,306,754)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT - 79.2% (cost $77,483,268)		78,170,054

OTHER ASSETS IN EXCESS OF LIABILITIES - 20.8% (g)		20,633,435

NET ASSETS - 100.0%		$98,803,489

†	Non-income producing security.
(a)	All or a portion of this security has been segregated as collateral for securities sold short and can be sold or replaced subject to the broker’s right to re-hypothecate. At September 30, 2015, the value of these securities was $13,425,461.
(b)	Represents annualized seven-day yield as of the close of the reporting period.
(c)	All or a portion of the security is pledged as collateral to the brokers for forward foreign currency exchange and swap contracts.
(d)	The rate shown is the effective yield at the date of purchase.
(e)	Represents less than 0.05% of net assets.
(f)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund Advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(g)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
^	All or a portion represents positions held in the respective Subsidiary (See Note 2).

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

The following abbreviations are used in portfolio descriptions:

144A - Restricted Security

CVA - Dutch Certification

SDR - Special Drawing Rights

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$115,443	0.1%
Consumer Staples	1,580,100	1.7
Energy	(8,468)	(0.0) (e)
Financials	1,326,015	1.3
Health Care	1,454,338	1.6
Industrials	647,640	0.7
Information Technology	(1,049,619)	(1.1)
Materials	(186,894)	(0.2)
Telecommunication Services	435,573	0.4
Utilities	140,594	0.1
Money Market Funds	52,594,447	53.2
Short-Term Investments	21,120,885	21.4

Total Investments In Securities, At Value	78,170,054	79.2
Other Assets in Excess of Liabilities (g)	20,633,435	20.8

Net Assets	$98,803,489	100.0%

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

Total return swap contracts outstanding as of September 30, 2015:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Goldman Sachs	BIST 30 October Futures	10/2015	TRY	222,906	$(701)
Bank of America	Bovespa Index October Futures	10/2015	BRL	(5,788,478)	97,325
CitiBank	Corn December Futures^	12/2015	USD	216,146	(2,884)
Macquarie Capital	Corn December Futures^	12/2015	USD	153,516	1,584
Bank of America	Hang Seng Index October Futures	10/2015	HKD	7,420,477	(18,486)
Morgan Stanley and Co., International PLC	KOSPI Index 200 December Futures	12/2015	KRW	1,053,946,505	8,335
CitiBank	Soybean November Futures^	11/2015	USD	(230,181)	8,278
CitiBank	Soybean November Futures^	11/2015	USD	500,039	(11,852)
Macquarie Capital	Soybean November Futures^	11/2015	USD	436,450	9,550
Societe Generale	Soybean November Futures^	11/2015	USD	44,268	332
Bank of America	Swiss Market Index December Futures	12/2015	CHF	(1,201,093)	13,019
Bank of America	Tel Aviv 25 Index October Futures	10/2015	ILS	1,405,580	(16,231)
Goldman Sachs	WIG20 Index December Futures	12/2015	PLN	344,509	(3,605)

					$84,664

^	Represents positions held in the respective Subsidiary (See Note 2).

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

Open futures contracts outstanding at September 30, 2015:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
12	Morgan Stanley and Co., International PLC	Corn Futures^	12/2015	$228,842	$232,651	$3,809
5	Morgan Stanley and Co., International PLC	Gold 100 OZ Futures^	12/2015	553,981	557,600	3,619
1	J.P. Morgan	LME Copper Futures^	10/2015	144,777	129,412	(15,365)
1	J.P. Morgan	LME Copper Futures^	10/2015	139,502	129,518	(9,984)
1	J.P. Morgan	LME Copper Futures^	11/2015	129,915	129,339	(576)
1	J.P. Morgan	LME Copper Futures^	11/2015	128,752	129,334	582
1	J.P. Morgan	LME Copper Futures^	11/2015	126,877	129,264	2,387
1	J.P. Morgan	LME Copper Futures^	11/2015	123,952	129,255	5,303
9	J.P. Morgan	LME Copper Futures^	12/2015	1,135,414	1,162,238	26,824
17	Morgan Stanley and Co., International PLC	Silver Futures^	12/2015	1,269,507	1,234,030	(35,477)
18	Morgan Stanley and Co., International PLC	Soybean Futures^	11/2015	800,781	802,800	2,019
73	J.P. Morgan	BIST 30 Futures	10/2015	222,027	221,991	(36)
28	Barclays Capital	CAC40 Index Futures	10/2015	1,420,684	1,392,750	(27,934)
5	Barclays Capital	DAX Index Futures	12/2015	1,410,813	1,349,190	(61,623)
7	Barclays Capital	FTSE/JSE Top 40 Index Futures	12/2015	222,558	228,787	6,229
7	Barclays Capital	Hang Seng Index Futures	10/2015	950,765	938,987	(11,778)
10	Barclays Capital	KOSPI Index 200 Futures	12/2015	975,892	997,216	21,324
4	J.P. Morgan	Mexican Stock Exchange Price and Quotation Index Futures	12/2015	101,478	100,891	(587)
16	Barclays Capital	MSCI Taiwan Stock Index Futures	10/2015	480,661	482,400	1,739
1	J.P. Morgan	S&P 500 E-Mini Futures	12/2015	94,982	95,435	453
1	J.P. Morgan	SET50 Index Futures	12/2015	4,697	4,707	10
2	J.P. Morgan	SPI 200 Index Futures	12/2015	174,157	175,720	1,563
39	Barclays Capital	TOPIX Index Futures	12/2015	4,666,664	4,588,714	(77,950)
2	J.P. Morgan	90-Day EURODollar Futures	12/2015	496,806	497,925	1,119
57	J.P. Morgan	90-Day EURODollar Futures	03/2016	14,142,035	14,175,900	33,865
39	J.P. Morgan	90-Day EURODollar Futures	06/2016	9,660,628	9,687,113	26,485
37	J.P. Morgan	90-Day EURODollar Futures	09/2016	9,164,089	9,176,925	12,836

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
43	J.P. Morgan	Australia 3-Year Bond Futures	12/2015	$3,388,115	$3,388,645	$530
14	Goldman Sachs	Canadian 10-Year Bond Futures	12/2015	1,478,400	1,487,494	9,094
7	Goldman Sachs	Euro - Bobl Futures	12/2015	1,005,240	1,009,169	3,929
212	Goldman Sachs	Euro - SCHATZ Futures	12/2015	26,371,579	26,377,567	5,988
58	Goldman Sachs	Long Gilt Futures	12/2015	10,376,611	10,446,265	69,654
47	Morgan Stanley and Co., International PLC	U.S. Treasury 10-Year Note Futures	12/2015	6,023,622	6,050,516	26,894
199	Morgan Stanley and Co., International PLC	U.S. Treasury 2-Year Note Futures	12/2015	43,554,282	43,587,219	32,937
5	Morgan Stanley and Co., International PLC	U.S. Treasury 5-Year Note Futures	12/2015	600,701	602,578	1,877

				141,769,786	141,829,545	59,759

Short Contracts:
12	Goldman Sachs	Brent Crude Futures^	10/2015	$(602,089)	$(580,440)	$21,649
1	J.P. Morgan	LME Copper Futures^	10/2015	(144,648)	(129,413)	15,235
1	J.P. Morgan	LME Copper Futures^	10/2015	(139,254)	(129,519)	9,735
1	J.P. Morgan	LME Copper Futures^	11/2015	(129,443)	(129,339)	104
1	J.P. Morgan	LME Copper Futures^	11/2015	(131,460)	(129,334)	2,126
1	J.P. Morgan	LME Copper Futures^	11/2015	(125,951)	(129,265)	(3,314)
1	J.P. Morgan	LME Copper Futures^	11/2015	(123,230)	(129,255)	(6,025)
2	J.P. Morgan	LME Copper Futures^	12/2015	(250,820)	(258,275)	(7,455)
54	Morgan Stanley and Co., International PLC	Natural Gas Futures^	10/2015	(1,491,567)	(1,362,960)	128,607
14	Morgan Stanley and Co., International PLC	WTI Crude Futures^	10/2015	(634,642)	(631,260)	3,382
22	Barclays Capital	Amsterdam Index Futures	10/2015	(2,118,349)	(2,071,101)	47,248
66	Barclays Capital	Euro Stoxx 50 Index	12/2015	(2,347,580)	(2,279,563)	68,017
18	Barclays Capital	FTSE 100 Index Futures	12/2015	(1,639,902)	(1,638,807)	1,095
2	Barclays Capital	FTSE/MIB Index Futures	12/2015	(240,291)	(237,325)	2,966
19	Barclays Capital	H-SHARES Index Futures	10/2015	(1,158,026)	(1,149,431)	8,595
1	Barclays Capital	IBEX 35 Index Futures	10/2015	(106,514)	(106,603)	(89)
1	J.P. Morgan	MSCI Singapore Index Futures	10/2015	(44,431)	(43,919)	512
27	Barclays Capital	OMXS30 Index Futures	10/2015	(455,690)	(456,616)	(926)
11	J.P. Morgan	S&P/Toronto Stock Exchange 60 Index Futures	12/2015	(1,289,083)	(1,285,875)	3,208
3	J.P. Morgan	SGX S&P CNX Nifty Index Futures	10/2015	(46,840)	(47,856)	(1,016)
3	Goldman Sachs	10-Year Japanese Government Bond Futures	12/2015	(3,698,169)	(3,705,080)	(6,911)
43	J.P. Morgan	3-Month Euro Euribor Futures	03/2016	(12,009,437)	(12,019,258)	(9,821)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
53	J.P. Morgan	3-Month Euro Euribor Futures	06/2016	$(14,803,205)	$(14,815,174)	$(11,969)
35	J.P. Morgan	3-Month Euro Euribor Futures	09/2016	(9,778,505)	(9,783,116)	(4,611)
20	J.P. Morgan	90-Day Sterling Futures	03/2016	(3,751,955)	(3,757,293)	(5,338)
1	J.P. Morgan	90-Day Sterling Futures	06/2016	(187,481)	(187,732)	(251)
15	J.P. Morgan	90-Day Sterling Futures	09/2016	(2,809,030)	(2,813,148)	(4,118)
48	J.P. Morgan	Australia 10-Year Bond Futures	12/2015	(4,337,328)	(4,360,068)	(22,740)
5	J.P. Morgan	Canadian 3-Month Bank Acceptance Futures	12/2015	(928,144)	(929,608)	(1,464)
29	J.P. Morgan	Canadian 3-Month Bank Acceptance Futures	03/2016	(5,381,290)	(5,393,359)	(12,069)
15	J.P. Morgan	Canadian 3-Month Bank Acceptance Futures	06/2016	(2,784,252)	(2,789,668)	(5,416)
3	J.P. Morgan	Canadian 3-Month Bank Acceptance Futures	09/2016	(558,002)	(557,737)	265
137	Goldman Sachs	Euro - Bund Futures	12/2015	(23,613,721)	(23,910,159)	(296,438)
8	Goldman Sachs	Euro-Buxl 30-Year Bond Futures	12/2015	(1,356,692)	(1,392,191)	(35,499)
12	Morgan Stanley and Co., International PLC	U.S. Treasury Long Bond Futures	12/2015	(1,886,384)	(1,888,125)	(1,741)

				(101,103,405)	(101,227,872)	(124,467)

				$40,666,381	$40,601,673	$(64,708)

^	Represents positions held in the respective Subsidiary (See Note 2).

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

Forward foreign currency exchange contracts outstanding as of September 30, 2015:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 12/16/15	CitiBank	AUD	2,057,500	$1,443,734	$1,438,257	$(5,477)
Australian Dollar, Expiring 12/16/15	Credit Suisse International	AUD	2,057,500	1,443,639	1,438,258	(5,381)
Brazilian Real, Expiring 12/16/15*	CitiBank	BRL	1,410,000	361,933	346,287	(15,646)
Brazilian Real, Expiring 12/16/15*	Credit Suisse International	BRL	2,320,000	586,915	569,777	(17,138)
Canadian Dollar, Expiring 12/16/15	CitiBank	CAD	1,864,000	1,399,335	1,396,328	(3,007)
Canadian Dollar, Expiring 12/16/15	Credit Suisse International	CAD	1,864,000	1,399,254	1,396,328	(2,926)
Swiss Franc, Expiring 12/16/15	Credit Suisse International	CHF	184,000	191,509	189,333	(2,176)
Euro, Expiring 12/16/15	CitiBank	EUR	390,000	438,572	436,364	(2,208)
Euro, Expiring 12/16/15	Credit Suisse International	EUR	857,000	969,848	958,882	(10,966)
Hong Kong Dollar, Expiring 12/16/15	CitiBank	HKD	113,500	14,642	14,644	2
Hong Kong Dollar, Expiring 12/16/15	Credit Suisse International	HKD	1,133,500	146,250	146,250	—
Hungarian Forint, Expiring 12/16/15	CitiBank	HUF	12,500,000	44,651	44,549	(102)
Hungarian Forint, Expiring 12/16/15	Credit Suisse International	HUF	38,500,000	137,402	137,209	(193)
Israeli Shekel, Expiring 12/16/15	CitiBank	ILS	25,000	6,384	6,380	(4)
Israeli Shekel, Expiring 12/16/15	Credit Suisse International	ILS	25,000	6,382	6,380	(2)
Indian Rupee, Expiring 12/16/15*	CitiBank	INR	33,250,000	492,785	499,590	6,805
Indian Rupee, Expiring 12/16/15*	Credit Suisse International	INR	44,250,000	658,572	664,868	6,296
Japanese Yen, Expiring 12/16/15	CitiBank	JPY	241,021,000	2,011,251	2,011,817	566
Japanese Yen, Expiring 12/16/15	Credit Suisse International	JPY	255,684,000	2,132,152	2,134,211	2,059
Korean Won, Expiring 12/16/15*	CitiBank	KRW	80,000,000	67,840	67,330	(510)
Korean Won, Expiring 12/16/15*	Credit Suisse International	KRW	80,000,000	67,840	67,330	(510)
Mexican Peso, Expiring 12/16/15	CitiBank	MXN	1,850,000	108,371	108,769	398
Mexican Peso, Expiring 12/16/15	Credit Suisse International	MXN	1,850,000	108,345	108,769	424
Norwegian Krone, Expiring 12/16/15	Credit Suisse International	NOK	805,000	99,573	94,444	(5,129)
New Zealand Dollar, Expiring 12/16/15	CitiBank	NZD	1,895,500	1,201,297	1,205,135	3,838
New Zealand Dollar, Expiring 12/16/15	Credit Suisse International	NZD	1,895,500	1,201,092	1,205,136	4,044
Poland Zloty, Expiring 12/16/15	CitiBank	PLN	1,545,000	408,004	405,662	(2,342)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION) (continued)
Poland Zloty, Expiring 12/16/15	Credit Suisse International	PLN	2,565,000	$676,179	$673,479	$(2,700)
Singapore Dollar, Expiring 12/16/15	CitiBank	SGD	15,000	10,574	10,514	(60)
Singapore Dollar, Expiring 12/16/15	Credit Suisse International	SGD	15,000	10,573	10,514	(59)
Turkish Lira, Expiring 12/16/15	CitiBank	TRY	3,360,000	1,091,016	1,084,508	(6,508)
Turkish Lira, Expiring 12/16/15	Credit Suisse International	TRY	4,130,000	1,341,525	1,333,044	(8,481)
Taiwanese Dollar, Expiring 12/16/15*	CitiBank	TWD	6,100,000	187,231	185,340	(1,891)
Taiwanese Dollar, Expiring 12/16/15*	Credit Suisse International	TWD	7,300,000	223,769	221,800	(1,969)
South African Rand, Expiring 12/17/15	CitiBank	ZAR	2,230,000	159,835	158,716	(1,119)
South African Rand, Expiring 12/17/15	Credit Suisse International	ZAR	2,730,000	196,046	194,301	(1,745)

				$21,044,320	$20,970,503	$(73,817)

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 12/16/15	CitiBank	AUD	(343,000)	$(242,091)	$(239,768)	$2,323
Australian Dollar, Expiring 12/16/15	Credit Suisse International	AUD	(343,000)	(242,112)	(239,768)	2,344
Brazilian Real, Expiring 12/16/15*	CitiBank	BRL	(2,035,000)	(531,168)	(499,782)	31,386
Brazilian Real, Expiring 12/16/15*	Credit Suisse International	BRL	(2,035,000)	(531,168)	(499,782)	31,386
Canadian Dollar, Expiring 12/16/15	CitiBank	CAD	(186,500)	(141,051)	(139,707)	1,344
Canadian Dollar, Expiring 12/16/15	Credit Suisse International	CAD	(186,500)	(141,067)	(139,707)	1,360
Swiss Franc, Expiring 12/16/15	CitiBank	CHF	(2,602,500)	(2,684,517)	(2,677,924)	6,593
Swiss Franc, Expiring 12/16/15	Credit Suisse International	CHF	(3,141,500)	(3,244,494)	(3,232,546)	11,948
Danish Krone, Expiring 12/16/15	CitiBank	DKK	(630,000)	(94,406)	(94,527)	(121)
Danish Krone, Expiring 12/16/15	Credit Suisse International	DKK	(2,066,000)	(313,650)	(309,988)	3,662
Euro, Expiring 12/16/15	CitiBank	EUR	(114,000)	(127,978)	(127,553)	425
Euro, Expiring 12/16/15	Credit Suisse International	EUR	(136,000)	(152,640)	(152,169)	471
British Pound, Expiring 12/16/15	CitiBank	GBP	(586,000)	(892,631)	(886,199)	6,432
British Pound, Expiring 12/16/15	Credit Suisse International	GBP	(586,000)	(892,688)	(886,199)	6,489
Hong Kong Dollar, Expiring 12/16/15	Credit Suisse International	HKD	(1,091,000)	(140,728)	(140,767)	(39)
Hungarian Forint, Expiring 12/16/15	CitiBank	HUF	(5,000,000)	(17,964)	(17,819)	145
Hungarian Forint, Expiring 12/16/15	Credit Suisse International	HUF	(5,000,000)	(17,970)	(17,819)	151

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION) (continued)
Israeli Shekel, Expiring 12/16/15	CitiBank	ILS	(1,270,000)	$(322,368)	$(324,085)	$(1,717)
Israeli Shekel, Expiring 12/16/15	Credit Suisse International	ILS	(2,300,000)	(585,815)	(586,927)	(1,112)
Indian Rupee, Expiring 12/16/15*	CitiBank	INR	(2,100,000)	(31,197)	(31,553)	(356)
Indian Rupee, Expiring 12/16/15*	Credit Suisse International	INR	(2,100,000)	(31,197)	(31,553)	(356)
Japanese Yen, Expiring 12/16/15	Credit Suisse International	JPY	(88,972,000)	(742,040)	(742,655)	(615)
Korean Won, Expiring 12/16/15*	CitiBank	KRW	(1,153,500,000)	(970,324)	(970,817)	(493)
Korean Won, Expiring 12/16/15*	Credit Suisse International	KRW	(1,383,500,000)	(1,164,125)	(1,164,391)	(266)
Mexican Peso, Expiring 12/16/15	CitiBank	MXN	(13,845,000)	(815,935)	(813,991)	1,944
Mexican Peso, Expiring 12/16/15	Credit Suisse International	MXN	(13,845,000)	(815,944)	(813,991)	1,953
Norwegian Krone, Expiring 12/16/15	CitiBank	NOK	(13,038,000)	(1,568,904)	(1,529,647)	39,257
Norwegian Krone, Expiring 12/16/15	Credit Suisse International	NOK	(14,007,000)	(1,684,839)	(1,643,333)	41,506
Poland Zloty, Expiring 12/16/15	CitiBank	PLN	(60,000)	(16,120)	(15,754)	366
Poland Zloty, Expiring 12/16/15	Credit Suisse International	PLN	(90,000)	(24,056)	(23,631)	425
Swedish Krona, Expiring 12/16/15	CitiBank	SEK	(13,958,000)	(1,661,069)	(1,670,718)	(9,649)
Swedish Krona, Expiring 12/16/15	Credit Suisse International	SEK	(15,820,000)	(1,884,036)	(1,893,593)	(9,557)
Singapore Dollar, Expiring 12/16/15	CitiBank	SGD	(265,500)	(187,451)	(186,093)	1,358
Singapore Dollar, Expiring 12/16/15	Credit Suisse International	SGD	(1,275,500)	(896,055)	(894,015)	2,040
Turkish Lira, Expiring 12/16/15	CitiBank	TRY	(15,000)	(4,979)	(4,842)	137
Turkish Lira, Expiring 12/16/15	Credit Suisse International	TRY	(15,000)	(4,978)	(4,842)	136
Taiwanese Dollar, Expiring 12/16/15*	CitiBank	TWD	(1,650,000)	(51,036)	(50,133)	903
Taiwanese Dollar, Expiring 12/16/15*	Credit Suisse International	TWD	(1,650,000)	(51,036)	(50,133)	903
South African Rand, Expiring 12/17/15	CitiBank	ZAR	(1,050,000)	(76,221)	(74,732)	1,489
South African Rand, Expiring 12/17/15	Credit Suisse International	ZAR	(1,050,000)	(76,224)	(74,732)	1,492

				(24,074,272)	(23,898,185)	176,087

				$(3,029,952)	$(2,927,682)	$102,270

*	Non-deliverable forward (See Note 4).

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - Korean Won

MXN - Mexican Peso

NOK - Norwegian Krone

NZD - New Zealand Dollar

PLN - Poland Zloty

SEK - Swedish Krona

SGD - Singapore Dollar

TRY - Turkish Lira

TWD - Taiwanese Dollar

USD - United States Dollar

ZAR - South African Rand

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

Total Return Basket Swaps* Outstanding at September 30, 2015

Over the Counter

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Goldman Sachs	The Fund receives the total return on a portfolio of long and short positions and pays the LIBOR plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swaps.	5-12 months maturity ranging from 09/23/2015 - 10/03/2016	$2,636,107

*	See the accompanying “Additional Information — Total Return Basket Swap” for further details.
**	The maturity dates are measured from the commencement of investment in each underlying swap position.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2015.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)

Long Positions

Common Stocks

Ireland
Accenture PLC	1,280	$124,094	$1,679
Alkermes PLC	726	44,314	(1,719)
King Digital Entertainment PLC	2,230	29,645	550

			510

Netherlands
Frank’s International NV	1,307	20,833	(796)

Panama
Copa Holdings SA	1,209	48,785	1,908

Puerto Rico
Popular, Inc.	2,519	75,867	283

Singapore
Avago Technologies Ltd.	511	64,764	(884)
Flextronics International Ltd.	8,588	89,441	1,077

			193

Sweden
Autoliv, Inc.	200	20,614	1,188

Switzerland
ACE Ltd.	200	20,684	(4)
Allied World Assurance Co. Holdings AG	1,903	72,918	(280)
TE Connectivity Ltd.	1,300	75,946	1,911

			1,627

United Kingdom
Delphi Automotive PLC	945	69,231	2,627

United States
3M Co.	400	55,824	884
Aaron’s, Inc.	3,177	117,584	(2,863)
Abbott Laboratories	3,220	130,186	(678)
AbbVie, Inc.	1,000	55,740	(1,330)
Activision Blizzard, Inc.	3,818	122,325	(4,387)
Acuity Brands, Inc.	200	35,232	(116)
Advance Auto Parts, Inc.	200	35,368	2,538
Aetna, Inc.	2,583	288,141	(5,535)
Aflac, Inc.	3,040	175,803	912
AGCO Corp.	4,382	200,881	3,452
Air Lease Corp.	1,421	46,794	(2,856)
Akamai Technologies, Inc.	704	49,667	(1,049)
Alaska Air Group, Inc.	2,653	214,097	(3,316)
Allergan PLC	304	84,825	(2,195)
Alliant Energy Corp.	100	5,798	51

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Allstate Corp./The	808	$47,664	$(606)
Amazon.com, Inc.	42	21,991	(491)
AMC Networks, Inc.	657	47,910	163
Amdocs Ltd.	5,109	292,450	(1,850)
AMERCO	357	145,303	(4,834)
Ameren Corp.	1,000	41,370	900
American Airlines Group, Inc.	4,190	167,401	(4,703)
American Eagle Outfitters, Inc.	9,421	150,642	(3,392)
American Electric Power Co., Inc.	8,266	462,917	7,088
American Financial Group, Inc.	1,312	91,210	(800)
American International Group, Inc.	1,124	64,675	(809)
Ameriprise Financial, Inc.	1,053	113,635	1,279
AmerisourceBergen Corp.	2,831	282,018	(13,102)
Amgen, Inc.	942	130,238	60
AmTrust Financial Services, Inc.	3,572	221,589	3,376
Analog Devices, Inc.	95	5,172	187
Anthem, Inc.	2,898	409,913	(4,193)
AO Smith Corp.	1,862	126,247	(4,863)
Apple, Inc.	800	91,768	(3,528)
AptarGroup, Inc.	100	6,553	43
Arch Capital Group Ltd.	916	66,266	1,032
Archer-Daniels-Midland Co.	4,240	180,200	(4,452)
Arrow Electronics, Inc.	999	53,008	2,217
Ashland, Inc.	82	8,795	(544)
Aspen Insurance Holdings Ltd.	1,557	72,800	(446)
Associated Banc-Corp.	300	5,430	(39)
Assurant, Inc.	1,432	111,453	1,689
Assured Guaranty Ltd.	5,279	136,020	(4,045)
AT&T, Inc.	454	14,669	123
Atmos Energy Corp.	900	51,894	468
Atwood Oceanics, Inc.	4,180	64,581	(2,675)
AutoNation, Inc.	800	47,496	(952)
AutoZone, Inc.	100	75,348	(2,965)
Avery Dennison Corp.	2,051	116,029	(4)
Avis Budget Group, Inc.	376	16,236	187
Avnet, Inc.	2,258	93,125	3,247
Axis Capital Holdings Ltd.	3,189	174,452	(3,139)
Bank of Hawaii Corp.	274	17,226	170

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Baxter International, Inc.	200	$6,890	$(320)
BB&T Corp.	1,100	39,248	(88)
Becton Dickinson and Co.	465	63,310	(1,623)
Bed Bath & Beyond, Inc.	309	18,409	(790)
Bemis Co., Inc.	2,089	83,193	(531)
Best Buy Co., Inc.	2,454	89,643	1,450
Big Lots, Inc.	2,000	97,980	(2,140)
Biogen, Inc.	209	59,234	1,755
BioMarin Pharmaceutical, Inc.	178	19,347	(600)
Bio-Rad Laboratories, Inc.	775	104,399	(308)
Boeing Co./The	826	108,214	(50)
BOK Financial Corp.	131	8,286	191
Booz Allen Hamilton Holding Corp.	2,000	54,340	(1,920)
Boston Scientific Corp.	1,195	19,490	119
Brinker International, Inc.	4,269	224,467	382
Broadridge Financial Solutions, Inc.	1,680	93,173	(185)
Brocade Communications Systems, Inc.	13,963	146,472	(1,536)
Buffalo Wild Wings, Inc.	37	7,252	(96)
Bunge Ltd.	2,850	202,778	6,127
CA, Inc.	2,170	59,233	8
Cabot Corp.	300	9,648	(180)
Cadence Design Systems, Inc.	1,559	32,594	(354)
California Resources Corp.	1,884	5,161	(263)
Capital One Financial Corp.	3,379	248,990	(3,945)
Cardinal Health, Inc.	1,522	121,014	(4,094)
Carlisle Cos., Inc.	1,053	99,650	(7,639)
Carnival Corp.	4,950	249,783	(3,768)
Carter’s, Inc.	664	62,277	(2,092)
Casey’s General Stores, Inc.	1,103	117,260	(3,739)
CDW Corp.	306	12,370	133
Celanese Corp.	2,406	144,722	(2,359)
Celgene Corp.	306	33,167	(67)
Centene Corp.	3,999	231,682	(14,816)
CenturyLink, Inc.	1,300	32,968	(312)
CF Industries Holdings, Inc.	4,707	214,367	(3,023)
Charles River Laboratories International, Inc.	1,928	124,094	(1,627)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Charter Communications, Inc.	171	$31,384	$(1,313)
Cheesecake Factory, Inc./The	2,100	114,336	(1,020)
Chevron Corp.	705	54,779	832
Church & Dwight Co., Inc.	265	22,692	(458)
Cinemark Holdings, Inc.	1,600	51,936	48
Cintas Corp.	1,331	117,660	(3,527)
Cisco Systems, Inc.	7,687	199,574	2,210
Citigroup, Inc.	1,039	52,521	(977)
Clorox Co./The	925	107,522	(657)
CMS Energy Corp.	149	5,152	110
Coca-Cola Enterprises, Inc.	2,420	116,635	372
Cognizant Technology Solutions Corp.	1,401	85,699	2,018
Columbia Pipeline Group, Inc.	1,736	32,967	(1,215)
Comcast Corp.	1,716	96,719	887
Commerce Bancshares, Inc.	114	5,172	22
Commercial Metals Co.	12,024	162,377	548
Community Health Systems, Inc.	840	36,981	(1,054)
Compass Minerals International, Inc.	100	7,918	(81)
Computer Sciences Corp.	900	55,179	63
ConAgra Foods, Inc.	1,080	44,852	(1,102)
ConocoPhillips	3,000	141,570	2,310
Consolidated Edison, Inc.	5,814	385,223	3,443
Constellation Brands, Inc.	533	69,091	(2,354)
Convergys Corp.	8,210	187,021	2,712
CoreLogic, Inc.	2,071	77,682	(579)
Corning, Inc.	4,300	71,251	2,365
Costco Wholesale Corp.	508	73,939	(498)
CR Bard, Inc.	758	146,348	(5,125)
Credit Acceptance Corp.	506	104,358	(4,741)
Crown Holdings, Inc.	1,101	50,900	(529)
CST Brands, Inc.	1,833	63,224	(1,525)
CSX Corp.	5,454	144,456	2,257
Cummins, Inc.	1,615	176,362	(1,005)
CVR Energy, Inc.	200	8,236	(26)
CVS Health Corp.	1,100	108,471	(2,343)
Danaher Corp.	1,912	161,983	939
Darden Restaurants, Inc.	2,454	172,039	(3,842)
Dean Foods Co.	4,938	85,716	(4,141)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Deckers Outdoor Corp.	1,500	$87,420	$(330)
Deere & Co.	635	48,139	(1,149)
Delta Air Lines, Inc.	2,848	130,598	(2,808)
Deluxe Corp.	3,691	202,340	3,396
DENTSPLY International, Inc.	793	40,436	(334)
Devon Energy Corp.	1,600	61,552	(2,208)
DeVry Education Group, Inc.	658	18,312	(408)
Dick’s Sporting Goods, Inc.	327	16,034	189
Dillard’s, Inc.	300	26,925	(708)
Discover Financial Services	400	20,755	41
Dollar General Corp.	200	14,360	128
Dollar Tree, Inc.	176	12,339	(607)
Domino’s Pizza, Inc.	74	8,358	(373)
Dow Chemical Co./The	892	39,251	(1,430)
DR Horton, Inc.	4,478	137,206	(5,732)
Dr. Pepper Snapple Group, Inc.	2,200	172,062	1,848
Dril-Quip, Inc.	558	33,303	(816)
DST Systems, Inc.	1,387	147,868	(2,039)
DTE Energy Co.	893	70,794	976
Dun & Bradstreet Corp./The	398	42,033	(243)
East West Bancorp, Inc.	681	26,368	(204)
Eastman Chemical Co.	562	37,309	(936)
eBay, Inc.	9,411	237,001	(6,996)
EchoStar Corp.	200	8,610	(4)
Edgewell Personal Care Co.	600	48,930	30
Edison International	3,351	208,527	2,820
Edwards Lifesciences Corp.	599	82,279	2,881
Electronic Arts, Inc.	2,400	166,776	(4,176)
Eli Lilly & Co.	2,032	170,611	(553)
Endurance Specialty Holdings Ltd.	1,821	112,119	(983)
Entergy Corp.	2,000	129,180	1,020
EOG Resources, Inc.	1,334	97,020	95
EP Energy Corp.	9,923	52,393	(1,290)
EQT Corp.	496	33,740	(1,614)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Equifax, Inc.	1,549	$150,519	$12
Everest Re Group Ltd.	500	86,915	(245)
Eversource Energy	955	46,749	1,593
Exelon Corp.	4,913	144,881	1,035
Expedia, Inc.	900	108,045	(2,133)
FactSet Research Systems, Inc.	127	20,189	107
Fair Isaac Corp.	616	50,761	1,291
Fairchild Semiconductor International, Inc.	2,200	29,348	1,540
FedEx Corp.	400	57,780	(188)
Fidelity National Information Services, Inc.	600	40,932	(684)
First American Financial Corp.	2,937	115,494	(745)
FirstMerit Corp.	610	10,907	(128)
Fiserv, Inc.	900	79,002	(1,053)
Flowers Foods, Inc.	929	23,638	(654)
FNF Group	2,782	101,453	(2,775)
Foot Locker, Inc.	3,700	280,312	(14,023)
FTI Consulting, Inc.	668	27,974	(245)
GameStop Corp.	4,176	170,735	1,358
Gap, Inc./The	2,600	80,990	(6,890)
Gartner, Inc.	200	17,262	(476)
GATX Corp.	400	18,408	(748)
General Dynamics Corp.	2,084	287,526	(39)
General Mills, Inc.	200	11,486	(260)
General Motors Co.	468	13,764	286
Genpact Ltd.	5,788	132,843	3,811
Gilead Sciences, Inc.	1,407	140,217	(2,063)
Global Payments, Inc.	323	37,369	(312)
Goodyear Tire & Rubber Co./The	4,395	130,458	(1,553)
Google, Inc.	100	64,015	(178)
Graham Holdings Co.	468	269,596	440
H&R Block, Inc.	916	33,022	137
Hanesbrands, Inc.	1,306	38,331	(535)
Hanover Insurance Group, Inc./The	1,520	119,215	(1,111)
Harman International Industries, Inc.	891	83,891	1,636

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Hartford Financial Services Group, Inc./The	3,577	$161,904	$1,851
Hasbro, Inc.	331	24,808	(930)
HCA Holdings, Inc.	1,602	126,381	(2,451)
Helmerich & Payne, Inc.	407	19,166	69
Herman Miller, Inc.	800	22,280	792
Hess Corp.	894	44,941	(188)
Hewlett-Packard Co.	4,700	117,547	2,820
Hill-Rom Holdings, Inc.	534	29,381	(1,618)
HollyFrontier Corp.	1,948	97,023	(1,883)
Home Depot, Inc./The	200	23,348	(250)
Honeywell International, Inc.	180	16,717	328
Hormel Foods Corp.	2,938	182,431	3,573
HSN, Inc.	328	19,516	(741)
Huntington Bancshares, Inc.	6,793	70,961	1,045
Huntington Ingalls Industries, Inc.	2,547	268,776	4,135
IAC/InterActiveCorp.	1,000	66,900	(1,630)
IDACORP, Inc.	1,486	94,554	1,605
Illinois Tool Works, Inc.	400	32,972	(48)
Ingram Micro, Inc.	3,525	93,971	2,050
Ingredion, Inc.	2,194	190,876	682
Integrated Device Technology, Inc.	1,179	23,403	531
Intel Corp.	4,100	118,121	5,453
Intercontinental Exchange, Inc.	331	77,462	320
InterDigital, Inc.	1,701	81,424	4,647
International Business Machines Corp.	81	11,739	4
International Flavors & Fragrances, Inc.	175	18,508	(438)
International Game Technology PLC	6,974	115,978	(9,066)
Interpublic Group of Cos., Inc./The	2,443	46,790	(55)
Intrexon Corp.	848	33,360	(6,394)
IPG Photonics Corp.	359	27,010	263
ITT Corp.	300	10,113	(84)
Jabil Circuit, Inc.	4,065	88,716	2,218
Jack Henry & Associates, Inc.	209	14,591	(43)
Janus Capital Group, Inc.	3,807	53,336	(1,561)
Jarden Corp.	455	23,332	(1,092)
JetBlue Airways Corp.	4,977	132,665	(4,408)
JM Smucker Co./The	100	11,436	(27)
John Wiley & Sons, Inc.	262	13,114	(6)
Johnson & Johnson	500	45,500	1,175
JPMorgan Chase & Co.	2,616	160,511	(1,013)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Kimberly-Clark Corp.	400	$43,484	$132
Kohl’s Corp.	1,066	50,848	(1,482)
Kroger Co./The	5,954	214,995	(234)
L Brands, Inc.	500	45,900	(835)
L-3 Communications Holdings, Inc.	810	84,064	598
Lam Research Corp.	1,312	82,626	3,087
Landstar System, Inc.	500	33,690	(1,955)
Lear Corp.	3,258	344,948	9,458
Legg Mason, Inc.	600	25,296	(330)
Leggett & Platt, Inc.	1,506	62,737	(614)
Leidos Holdings, Inc.	1,287	53,713	(547)
Lennar Corp.	244	12,312	(569)
Lexmark International, Inc.	1,000	28,540	440
LifePoint Health, Inc.	500	36,465	(1,015)
Lincoln Electric Holdings, Inc.	310	16,554	(301)
Lincoln National Corp.	2,029	97,372	(1,075)
Lockheed Martin Corp.	500	101,945	1,710
Lowe’s Cos., Inc.	1,118	76,795	257
LyondellBasell Industries NV	923	77,923	(982)
M&T Bank Corp.	100	12,121	74
Macy’s, Inc.	207	10,592	31
Mallinckrodt PLC	1,643	112,463	(7,410)
Manhattan Associates, Inc.	915	58,593	(1,588)
Marathon Oil Corp.	2,653	41,785	(929)
Marathon Petroleum Corp.	4,483	211,633	(3,936)
Marriott International, Inc.	267	18,290	(80)
Marvell Technology Group Ltd.	3,715	34,628	(1,007)
Masco Corp.	1,200	31,428	(1,212)
MAXIMUS, Inc.	973	59,552	(1,600)
McCormick & Co., Inc.	330	27,532	(413)
McGraw Hill Financial, Inc.	389	34,675	(1,027)
McKesson Corp.	297	57,089	(2,135)
Medivation, Inc.	819	34,103	704
Mentor Graphics Corp.	4,997	122,046	1,030
Merck & Co., Inc.	1,694	84,022	(356)
MetLife, Inc.	5,428	256,364	(434)
Mettler-Toledo International, Inc.	18	4,966	159
Michaels Cos., Inc./The	2,098	48,842	(378)
Micron Technology, Inc.	2,968	44,253	208
Microsoft Corp.	4,300	188,942	1,376

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Minerals Technologies, Inc.	2,007	$100,972	$(4,315)
Mohawk Industries, Inc.	77	14,250	(253)
Monster Beverage Corp.	283	38,553	(308)
Moody’s Corp.	400	40,168	(888)
Morgan Stanley	1,835	59,069	(1,266)
Mosaic Co./The	6,212	196,566	(3,310)
MSCI, Inc.	950	58,105	(1,618)
Murphy Oil Corp.	5,499	135,126	(2,050)
Murphy USA, Inc.	1,920	107,290	(1,786)
Mylan NV	963	41,996	(3,226)
Nasdaq, Inc.	2,163	115,677	(324)
National Oilwell Varco, Inc.	2,500	93,625	500
NeuStar, Inc.	2,201	59,711	178
Newfield Exploration Co.	2,676	89,021	(981)
NewMarket Corp.	62	22,952	(818)
NextEra Energy, Inc.	1,733	170,298	(1,244)
NIKE, Inc.	699	87,156	(1,200)
Northern Trust Corp.	1,419	97,982	(1,263)
Northrop Grumman Corp.	1,880	311,027	959
Norwegian Cruise Line Holdings Ltd.	1,499	90,959	(5,067)
NVIDIA Corp.	2,317	54,704	2,410
NVR, Inc.	39	62,088	(2,604)
Oceaneering International, Inc.	235	9,253	(23)
Omnicom Group, Inc.	534	34,933	258
ON Semiconductor Corp.	3,330	31,069	233
OPKO Health, Inc.	905	8,217	(606)
Oracle Corp.	2,300	82,915	161
Orbital ATK, Inc.	493	36,100	(668)
O’Reilly Automotive, Inc.	222	55,952	(452)
Owens Corning	3,285	143,725	(6,051)
PACCAR, Inc.	2,608	137,720	(1,661)
Packaging Corp. of America	100	6,130	(114)
Panera Bread Co.	126	24,029	340
Parker-Hannifin Corp.	600	58,032	348
PBF Energy, Inc.	1,771	49,841	155
Penske Automotive Group, Inc.	767	37,497	(344)
People’s United Financial, Inc.	1,926	30,148	148
PepsiCo, Inc.	1,052	98,323	881
Pfizer, Inc.	4,486	142,664	(1,759)
PG&E Corp.	7,677	405,863	(517)
Phillips 66	1,357	105,353	(1,081)
Pilgrim’s Pride Corp.	5,148	108,262	(1,287)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Pinnacle Foods, Inc.	3,347	$148,578	$(8,406)
Pinnacle West Capital Corp.	3,995	253,743	2,497
Plantronics, Inc.	892	45,530	(172)
PNC Financial Services Group, Inc./The	3,260	290,621	171
Polycom, Inc.	3,100	31,558	930
PPG Industries, Inc.	400	35,336	(260)
Procter & Gamble Co./The	920	66,856	(672)
Progressive Corp./The	1,128	34,596	(34)
Public Service Enterprise Group, Inc.	15,360	627,438	20,140
PulteGroup, Inc.	1,600	31,936	(1,744)
Qorvo, Inc.	432	20,407	(945)
Quest Diagnostics, Inc.	171	11,014	(503)
Quintiles Transnational Holdings, Inc.	1,556	114,148	(5,897)
Rackspace Hosting, Inc.	4,211	114,279	(10,352)
Raytheon Co.	1,101	116,739	3,556
Regal Entertainment Group	1,300	23,335	962
Reinsurance Group of America, Inc.	2,687	244,056	(641)
Reliance Steel & Aluminum Co.	2,848	155,626	(1,805)
RenaissanceRe Holdings Ltd.	100	10,672	(40)
Republic Services, Inc.	5,826	242,057	(2,026)
Rite Aid Corp.	3,800	25,840	(2,774)
Robert Half International, Inc.	442	22,370	243
Rockwell Automation, Inc.	197	19,705	285
Ross Stores, Inc.	1,600	78,528	(976)
Rovi Corp.	1,100	10,857	682
Rowan Cos. PLC	5,300	85,913	(318)
Royal Caribbean Cruises Ltd.	1,944	176,386	(3,195)
RR Donnelley & Sons Co.	349	5,121	(40)
Ryder System, Inc.	2,776	207,645	(2,110)
SCANA Corp.	2,792	151,071	6,007
Scotts Miracle-Gro Co./The	676	40,240	874
Seagate Technology PLC	1,154	49,319	2,380
SEI Investments Co.	946	45,531	95
Sensient Technologies Corp.	1,950	120,447	(912)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Service Corp. International	1,335	$36,768	$(590)
ServiceMaster Global Holdings, Inc.	606	20,337	(6)
Sherwin-Williams Co./The	200	45,498	(942)
Skechers U.S.A., Inc.	689	95,920	(3,539)
Skyworks Solutions, Inc.	1,009	88,560	(3,592)
SM Energy Co.	277	8,822	53
Snap-on, Inc.	900	138,357	(2,511)
Sonoco Products Co.	1,773	66,780	133
Southern Co./The	117	5,165	64
Southwest Airlines Co.	3,198	121,812	(160)
Spectrum Brands Holdings, Inc.	900	83,754	(1,395)
Spirit AeroSystems Holdings, Inc.	5,366	266,747	(7,355)
Springleaf Holdings, Inc.	602	27,068	(748)
SS&C Technologies Holdings, Inc.	701	49,369	(271)
St. Jude Medical, Inc.	112	7,153	(87)
Stanley Black & Decker, Inc.	294	28,915	(403)
Staples, Inc.	2,850	35,255	(1,824)
Starbucks Corp.	492	28,531	(566)
State Street Corp.	653	44,147	(258)
Steel Dynamics, Inc.	2,632	45,402	(184)
STERIS Corp.	2,036	137,226	(4,947)
Stryker Corp.	689	66,334	(1,499)
SunTrust Banks, Inc.	3,952	150,861	263
Superior Energy Services, Inc.	4,209	57,327	(4,167)
SUPERVALU, Inc.	9,033	67,796	(2,939)
Synchrony Financial	3,320	102,982	934
Synopsys, Inc.	2,174	101,677	(1,282)
Sysco Corp.	400	15,892	(304)
Talen Energy Corp.	8,263	84,111	(654)
Target Corp.	2,839	224,057	(741)
Tech Data Corp.	2,812	188,896	3,726
TEGNA, Inc.	8,679	197,060	(2,737)
Teleflex, Inc.	1,281	165,758	(6,645)
Telephone & Data Systems, Inc.	3,161	81,143	(2,244)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Tesoro Corp.	2,029	$206,004	$(8,704)
Texas Instruments, Inc.	200	9,434	470
Textron, Inc.	800	30,616	(504)
Thomson Reuters Corp.	160	6,333	109
Thor Industries, Inc.	855	43,559	730
Time Warner, Inc.	333	22,464	430
Time, Inc.	5,554	102,317	3,487
TopBuild Corp.	—	8	2
Torchmark Corp.	2,515	143,587	(1,741)
Toro Co./The	71	5,055	(46)
Total System Services, Inc.	4,012	185,597	(3,332)
Travelers Cos., Inc./The	2,216	221,269	(710)
Trinity Industries, Inc.	2,300	55,407	(3,266)
Triumph Group, Inc.	770	33,107	(705)
Trustmark Corp.	643	14,815	84
Tupperware Brands Corp.	549	27,250	(80)
Tyler Technologies, Inc.	96	14,459	(125)
Tyson Foods, Inc.	3,199	138,174	(297)
UGI Corp.	2,000	68,660	980
United Parcel Service, Inc.	52	5,131	1
United Therapeutics Corp.	635	87,243	(3,905)
UnitedHealth Group, Inc.	2,683	312,172	(917)
Unum Group	160	5,113	19
US Bancorp.	3,326	138,044	(1,644)
Valero Energy Corp.	5,117	310,542	(3,010)
Validus Holdings Ltd.	3,397	153,366	(263)
Valmont Industries, Inc.	200	19,488	(510)
Valspar Corp./The	300	21,861	(297)
Varian Medical Systems, Inc.	68	4,923	94
Vectren Corp.	900	36,792	1,017
VeriSign, Inc.	1,104	76,518	1,380
Verizon Communications, Inc.	1,550	68,233	(792)
VF Corp.	191	13,385	(357)
Visa, Inc.	73	5,152	(67)
Vishay Intertechnology, Inc.	543	5,156	105
Voya Financial, Inc.	3,148	125,259	(3,211)
Wabtec Corp.	400	35,608	(388)
Wal-Mart Stores, Inc.	2,663	169,781	2,888
Walt Disney Co./The	200	20,060	380

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Waste Management, Inc.	8,574	$431,013	$(3,942)
Waters Corp.	1,055	123,018	1,693
Wells Fargo & Co.	4,647	238,321	303
Wendy’s Co./The	4,951	44,063	(1,237)
Werner Enterprises, Inc.	8,129	210,114	(6,076)
Westar Energy, Inc.	1,400	53,312	504
Western Digital Corp.	898	63,282	8,055
Western Refining, Inc.	2,282	102,439	(1,757)
Western Union Co./The	2,631	47,911	395
WestRock Co.	1,730	89,873	(882)
WGL Holdings, Inc.	4,738	264,717	8,524
Whirlpool Corp.	1,010	156,488	(7,756)
Whole Foods Market, Inc.	431	13,326	315
Woodward, Inc.	926	37,346	342
World Fuel Services Corp.	3,072	110,877	(899)
WPX Energy, Inc.	3,400	22,882	(374)
WR Berkley Corp.	400	21,760	(12)
Wyndham Worldwide Corp.	200	14,704	(324)
Xcel Energy, Inc.	10,746	375,064	5,452
Zebra Technologies Corp.	100	7,808	(153)

			(295,275)

Total of Long Equity Positions			(287,735)

Short Positions

Common Stocks

Canada
lululemon athletica, Inc.	(259)	(13,407)	288

Ireland
Endo International PLC	(1,907)	(131,278)	(839)
Jazz Pharmaceuticals PLC	(700)	(94,339)	1,372
Medtronic PLC	(262)	(17,431)	(107)
Perrigo Co. PLC	(300)	(48,270)	1,089

			1,515

Netherlands
Core Laboratories NV	(1,021)	(105,735)	3,839
QIAGEN NV	(4,283)	(109,773)	(729)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Netherlands (continued)
Sensata Technologies Holding NV	(4,291)	$(186,487)	$(3,776)

			(666)

Norway
Golar LNG Ltd.	(4,378)	(130,805)	8,746

Switzerland
Weatherford International PLC	(26,846)	(230,924)	3,270

United Kingdom
Aon PLC	(2,158)	(193,882)	2,661
Ensco PLC	(7,111)	(101,436)	1,313
Michael Kors Holdings Ltd.	(1,052)	(44,569)	132
Pentair PLC	(900)	(46,782)	846

			4,952

United States
Abercrombie & Fitch Co.	(6,534)	(143,552)	5,097
Acadia Healthcare Co., Inc.	(685)	(48,210)	2,815
ACI Worldwide, Inc.	(600)	(12,798)	126
Acxiom Corp.	(4,659)	(91,875)	(186)
Adobe Systems, Inc.	(575)	(47,782)	505
ADT Corp./The	(3,188)	(97,872)	2,550
AECOM	(2,297)	(60,353)	(2,837)
Agilent Technologies, Inc.	(553)	(19,051)	66
Akorn, Inc.	(7,322)	(230,692)	21,979
Albemarle Corp.	(6,737)	(301,439)	4,337
Alcoa, Inc.	(8,372)	(76,722)	(4,152)
Alere, Inc.	(1,888)	(92,474)	1,567
Alexion Pharmaceuticals, Inc.	(59)	(8,806)	(421)
Align Technology, Inc.	(3,030)	(171,235)	(748)
Allegheny Technologies, Inc.	(8,485)	(128,325)	8,007
Alliance Data Systems Corp.	(482)	(124,215)	(614)
Allison Transmission Holdings, Inc.	(200)	(5,240)	(98)
Allscripts Healthcare Solutions, Inc.	(3,773)	(49,007)	2,222
Ally Financial, Inc.	(636)	(13,216)	254
Alnylam Pharmaceuticals, Inc.	(1,299)	(107,392)	3,004
AMETEK, Inc.	(200)	(10,404)	(60)
Anadarko Petroleum Corp.	(1,312)	(81,092)	1,860

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Apache Corp.	(1,115)	$(42,593)	$(1,070)
Apollo Education Group, Inc.	(1,235)	(13,993)	333
Applied Materials, Inc.	(3,090)	(45,067)	(325)
Arista Networks, Inc.	(1,928)	(121,223)	3,249
Armstrong World Industries, Inc.	(1,700)	(86,207)	5,049
ARRIS Group, Inc.	(2,521)	(66,600)	1,130
Arthur J Gallagher & Co.	(2,166)	(90,553)	1,140
Artisan Partners Asset Management, Inc.	(2,350)	(85,015)	2,225
Ascena Retail Group, Inc.	(5,774)	(77,776)	(2,541)
athenahealth, Inc.	(654)	(88,362)	1,151
Autodesk, Inc.	(3,085)	(144,654)	8,482
Automatic Data Processing, Inc.	(472)	(37,858)	(72)
Avon Products, Inc.	(30,228)	(103,268)	5,027
B/E Aerospace, Inc.	(9,710)	(433,383)	7,114
Ball Corp.	(1,027)	(63,804)	(75)
BancorpSouth, Inc.	(2,300)	(54,648)	(23)
Bank of America Corp.	(7,723)	(121,620)	1,296
BankUnited, Inc.	(1,788)	(64,779)	858
Belden, Inc.	(1,722)	(80,468)	68
Bio-Techne Corp.	(946)	(84,829)	(2,638)
Black Hills Corp.	(300)	(11,874)	(528)
Black Knight Financial Services, Inc.	(6,207)	(199,421)	(2,617)
Bluebird Bio, Inc.	(1,176)	(113,895)	13,288
BorgWarner, Inc.	(6,301)	(251,693)	(10,366)
Brookdale Senior Living, Inc.	(4,932)	(120,043)	6,804
Brown & Brown, Inc.	(2,233)	(69,804)	648
Brown-Forman Corp.	(512)	(50,171)	558
Bruker Corp.	(7,577)	(128,453)	3,963
Brunswick Corp.	(560)	(26,843)	25
BWX Technologies, Inc.	(1,584)	(40,265)	(1,490)
Cabela’s, Inc.	(1,300)	(61,373)	2,093
Cabot Oil & Gas Corp.	(2,800)	(66,696)	5,488
CarMax, Inc.	(1,414)	(84,458)	580
Carpenter Technology Corp.	(2,993)	(89,246)	144

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Caterpillar, Inc.	(485)	$(31,515)	$(184)
Cathay General Bancorp	(300)	(9,138)	150
CBOE Holdings, Inc.	(269)	(17,825)	(220)
CBS Corp.	(1,989)	(81,091)	1,730
CEB, Inc.	(700)	(49,154)	1,316
CenterPoint Energy, Inc.	(3,440)	(61,542)	(516)
Cerner Corp.	(750)	(45,409)	439
CH Robinson Worldwide, Inc.	(957)	(65,551)	686
Charles Schwab Corp./The	(5,764)	(163,444)	(1,176)
Cheniere Energy, Inc.	(4,497)	(216,355)	(850)
Chico’s FAS, Inc.	(4,071)	(66,216)	2,179
Chipotle Mexican Grill, Inc.	(287)	(208,868)	2,156
Ciena Corp.	(5,800)	(120,002)	(174)
Cincinnati Financial Corp.	(1,300)	(69,498)	(442)
Clean Harbors, Inc.	(800)	(36,224)	1,048
Cleco Corp.	(1,000)	(53,090)	(150)
Coach, Inc.	(3,000)	(85,440)	(1,350)
Cobalt International Energy, Inc.	(27,099)	(191,129)	(732)
Cognex Corp.	(3,749)	(126,279)	(2,574)
Colfax Corp.	(3,374)	(102,610)	1,694
Colgate-Palmolive Co.	(5,483)	(345,776)	(2,175)
CommVault Systems, Inc.	(3,370)	(116,336)	1,890
Concho Resources, Inc.	(300)	(30,288)	798
CONSOL Energy, Inc.	(11,179)	(116,049)	6,495
Copart, Inc.	(150)	(5,126)	191
CoStar Group, Inc.	(500)	(85,620)	(910)
Coty, Inc.	(1,752)	(46,753)	(656)
Covanta Holding Corp.	(10,751)	(193,979)	6,374
Cypress Semiconductor Corp.	(13,819)	(119,944)	2,206
Dana Holding Corp.	(4,623)	(72,789)	(625)
DaVita HealthCare Partners, Inc.	(2,984)	(214,396)	(1,436)
Denbury Resources, Inc.	(18,382)	(48,099)	3,247
DexCom, Inc.	(711)	(61,662)	615
Diebold, Inc.	(1,904)	(56,409)	(273)
Discovery Communications, Inc.	(9,502)	(264,843)	17,506
DISH Network Corp.	(547)	(31,439)	(473)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Dolby Laboratories, Inc.	(1,127)	$(35,402)	$(1,338)
Dominion Resources, Inc.	(2,929)	(205,215)	(928)
Donaldson Co., Inc.	(3,707)	(104,020)	(73)
Dover Corp.	(435)	(25,260)	387
DSW, Inc.	(1,900)	(50,996)	2,907
Duke Energy Corp.	(841)	(59,467)	(1,034)
Dunkin’ Brands Group, Inc.	(1,702)	(84,299)	901
E*TRADE Financial Corp.	(3,200)	(84,704)	448
Eaton Corp PLC	(289)	(14,953)	128
Eaton Vance Corp.	(1,243)	(42,002)	461
Ecolab, Inc.	(791)	(87,134)	345
EI du Pont de Nemours & Co.	(798)	(38,118)	(346)
EMC Corp.	(1,867)	(44,359)	(748)
Emerson Electric Co.	(1,962)	(85,896)	(765)
Energen Corp.	(400)	(20,012)	68
Envision Healthcare Holdings Inc	(5,339)	(208,407)	11,985
Estee Lauder Cos., Inc./The	(900)	(71,793)	(819)
Esterline Technologies Corp.	(2,527)	(183,935)	2,269
Expeditors International of Washington, Inc.	(1,168)	(54,686)	(269)
Exxon Mobil Corp.	(887)	(64,955)	(993)
Facebook, Inc.	(859)	(79,689)	2,465
Fastenal Co.	(1,851)	(67,949)	184
FEI Co.	(1,300)	(93,938)	(1,014)
FireEye, Inc.	(1,464)	(47,770)	1,186
First Horizon National Corp.	(522)	(7,415)	13
First Niagara Financial Group, Inc.	(8,342)	(86,465)	1,293
First Republic Bank	(800)	(50,208)	(8)
First Solar, Inc.	(913)	(39,524)	493
FleetCor Technologies, Inc.	(971)	(144,912)	11,283
FLIR Systems, Inc.	(361)	(9,954)	(150)
Flowserve Corp.	(2,621)	(106,411)	(1,417)
Fluor Corp.	(1,090)	(45,933)	(229)
FMC Corp.	(6,634)	(227,438)	2,479
FMC Technologies, Inc.	(1,478)	(47,827)	2,009
Ford Motor Co.	(9,353)	(126,004)	(917)
Fortinet, Inc.	(700)	(31,577)	1,841
Fortune Brands Home & Security, Inc.	(1,200)	(59,172)	2,208
Fossil Group, Inc.	(200)	(11,390)	214
Freeport-McMoRan, Inc.	(24,226)	(230,436)	(4,314)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Frontier Communications Corp.	(9,294)	$(46,470)	$2,323
General Electric Co.	(6,824)	(170,036)	(2,066)
Genesee & Wyoming, Inc.	(2,681)	(161,959)	3,566
Genworth Financial, Inc.	(60,642)	(295,279)	15,113
GNC Holdings, Inc.	(1,300)	(54,405)	1,859
Graco, Inc.	(700)	(46,522)	(399)
Greif, Inc.	(2,630)	(85,662)	1,739
Groupon, Inc.	(2,500)	(8,975)	825
Guess?, Inc.	(1,946)	(42,520)	954
Halliburton Co.	(2,851)	(104,632)	3,849
Halyard Health, Inc.	(405)	(11,595)	76
Harley-Davidson, Inc.	(335)	(18,050)	(342)
Harsco Corp.	(21,793)	(198,293)	631
HD Supply Holdings, Inc.	(1,481)	(45,363)	2,977
Helix Energy Solutions Group, Inc.	(3,603)	(16,976)	(282)
Henry Schein, Inc.	(370)	(48,511)	(596)
Hershey Co./The	(640)	(59,212)	409
Hertz Global Holdings, Inc.	(9,057)	(160,541)	9,017
Hexcel Corp.	(1,700)	(76,585)	323
Hilton Worldwide Holdings, Inc.	(5,251)	(120,458)	—
HMS Holdings Corp.	(5,800)	(52,374)	1,508
Hologic, Inc.	(145)	(5,786)	112
HomeAway, Inc.	(3,300)	(88,737)	1,155
Huntsman Corp.	(6,172)	(79,497)	19,690
IDEX Corp.	(186)	(12,934)	(327)
IDEXX Laboratories, Inc.	(1,789)	(133,352)	519
IHS, Inc.	(413)	(45,990)	(1,918)
Illumina, Inc.	(1,392)	(241,600)	(3,141)
IMS Health Holdings, Inc.	(167)	(5,105)	246
Incyte Corp.	(900)	(95,958)	(3,339)
Intersil Corp.	(4,485)	(50,412)	(2,062)
Intuit, Inc.	(83)	(7,294)	(72)
Intuitive Surgical, Inc.	(186)	(88,516)	3,035
Isis Pharmaceuticals, Inc.	(161)	(6,939)	431
ITC Holdings Corp.	(18,488)	(618,449)	2,059
Itron, Inc.	(5,407)	(173,840)	1,303
Jacobs Engineering Group, Inc.	(324)	(12,105)	(23)
JB Hunt Transport Services, Inc.	(374)	(27,580)	876
Joy Global, Inc.	(2,713)	(41,109)	604

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Juniper Networks, Inc.	(688)	$(17,393)	$(296)
Kansas City Southern	(3,528)	(320,833)	208
Kate Spade & Co.	(9,931)	(192,206)	2,425
KBR, Inc.	(10,442)	(169,897)	(4,067)
Kellogg Co.	(915)	(62,364)	1,471
Kennametal, Inc.	(777)	(19,253)	(87)
Keurig Green Mountain, Inc.	(4,112)	(227,734)	13,335
Keysight Technologies, Inc.	(289)	(8,962)	49
Kinder Morgan, Inc.	(4,675)	(136,299)	6,895
KLA-Tencor Corp.	(391)	(18,964)	(585)
KLX, Inc.	(3,236)	(116,419)	764
Kosmos Energy Ltd.	(8,552)	(46,952)	(768)
Laboratory Corp. of America Holdings	(295)	(33,332)	1,333
Las Vegas Sands Corp.	(1,300)	(54,145)	4,784
Leucadia National Corp.	(7,017)	(141,260)	(904)
Level 3 Communications, Inc.	(1,502)	(64,823)	(799)
Liberty Broadband Corp.	(1,664)	(86,573)	1,426
Linear Technology Corp.	(1,162)	(45,343)	(1,544)
LinkedIn Corp.	(1,072)	(207,419)	3,600
Lions Gate Entertainment Corp.	(3,100)	(118,172)	4,092
Live Nation Entertainment, Inc.	(1,788)	(43,551)	567
Loews Corp.	(4,895)	(176,073)	(832)
Manitowoc Co., Inc./The	(9,803)	(147,958)	913
ManpowerGroup, Inc.	(90)	(7,475)	105
Marsh & McLennan Cos., Inc.	(5,285)	(276,939)	957
MasterCard, Inc.	(1,177)	(106,868)	797
Mattel, Inc.	(1,154)	(25,206)	903
MDC Holdings, Inc.	(226)	(6,285)	368
MDU Resources Group, Inc.	(8,503)	(141,341)	(4,911)
Mead Johnson Nutrition Co.	(938)	(67,021)	986
MEDNAX, Inc.	(600)	(48,942)	2,868
Memorial Resource Development Corp.	(3,844)	(68,583)	1,005
Mercury General Corp.	(586)	(29,833)	234
MGM Resorts International	(11,998)	(236,075)	14,712
Middleby Corp./The	(300)	(32,400)	843

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Molson Coors Brewing Co.	(1,060)	$(87,462)	$(539)
Monsanto Co.	(877)	(74,115)	(728)
Motorola Solutions, Inc.	(626)	(43,262)	456
MSC Industrial Direct Co., Inc.	(83)	(5,152)	86
Nabors Industries Ltd.	(3,636)	(36,360)	2,000
National Fuel Gas Co.	(300)	(14,937)	(57)
National Instruments Corp.	(1,777)	(48,196)	(1,187)
Navient Corp.	(1,947)	(23,760)	1,876
NCR Corp.	(3,300)	(76,791)	1,716
NetApp, Inc.	(1,225)	(36,223)	(37)
Netflix, Inc.	(267)	(27,298)	(272)
NetSuite, Inc.	(1,786)	(152,336)	2,490
New York Times Co./The	(3,000)	(34,950)	(480)
News Corp.	(600)	(7,650)	78
Nielsen Holdings PLC	(2,737)	(127,347)	5,633
Noble Energy, Inc.	(2,230)	(69,875)	2,573
Nordson Corp.	(861)	(53,501)	(690)
Nordstrom, Inc.	(851)	(61,977)	951
Norfolk Southern Corp.	(638)	(47,864)	(880)
NorthStar Asset Management Group, Inc.	(7,763)	(121,169)	9,693
NRG Energy, Inc.	(1,663)	(25,056)	360
Nuance Communications, Inc.	(310)	(5,160)	86
Nucor Corp.	(362)	(13,941)	348
Occidental Petroleum Corp.	(1,723)	(113,309)	(667)
Ocwen Financial Corp.	(5,500)	(38,060)	1,155
OGE Energy Corp.	(11,512)	(311,499)	(3,470)
Oil States International, Inc.	(2,057)	(56,075)	2,326
Old Republic International Corp.	(1,400)	(22,120)	224
ONEOK, Inc.	(4,800)	(167,670)	13,110
Oshkosh Corp.	(200)	(7,228)	(38)
Owens & Minor, Inc.	(807)	(26,542)	767
Owens-Illinois, Inc.	(4,902)	(103,530)	1,961
PacWest Bancorp	(300)	(12,978)	135
Palo Alto Networks, Inc.	(213)	(38,427)	1,791
Pandora Media, Inc.	(2,751)	(57,386)	(1,320)
Patterson-UTI Energy, Inc.	(3,612)	(50,460)	2,998
Pitney Bowes, Inc.	(3,320)	(66,539)	637

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Platform Specialty Products Corp.	(20,163)	$(275,135)	$20,073
PNM Resources, Inc.	(588)	(15,829)	(664)
PolyOne Corp.	(610)	(18,672)	775
Post Holdings, Inc.	(1,703)	(114,935)	14,288
Praxair, Inc.	(974)	(98,219)	(993)
Priceline Group, Inc./The	(37)	(45,907)	144
Principal Financial Group, Inc.	(1,519)	(72,988)	1,078
Prudential Financial, Inc.	(1,813)	(138,851)	682
PTC, Inc.	(811)	(26,217)	476
PVH Corp.	(234)	(24,535)	681
QEP Resources, Inc.	(1,900)	(23,237)	(570)
QUALCOMM, Inc.	(2,276)	(121,119)	(1,170)
Quanta Services, Inc.	(6,163)	(149,013)	(193)
Questar Corp.	(318)	(6,090)	(82)
Range Resources Corp.	(2,600)	(90,974)	7,462
Regeneron Pharmaceuticals, Inc.	(100)	(49,067)	2,553
Regions Financial Corp.	(10,814)	(97,939)	505
Rice Energy, Inc.	(1,326)	(23,616)	2,188
Roper Technologies, Inc.	(994)	(152,975)	(2,785)
salesforce.com, Inc.	(1,800)	(130,392)	5,418
Sally Beauty Holdings, Inc.	(883)	(21,398)	427
SanDisk Corp.	(2,364)	(120,233)	(8,203)
Santander Consumer USA Holdings, Inc.	(2,200)	(46,926)	2,002
SBA Communications Corp.	(1,536)	(162,283)	1,402
Schlumberger Ltd.	(463)	(33,753)	1,820
Scripps Networks Interactive, Inc.	(466)	(23,104)	182
Sealed Air Corp.	(651)	(30,527)	9
Seattle Genetics, Inc.	(3,224)	(124,896)	578
Sempra Energy	(934)	(87,726)	(2,610)
Semtech Corp.	(9,126)	(136,339)	(1,464)
ServiceNow, Inc.	(800)	(58,288)	2,728
Signet Jewelers Ltd.	(778)	(108,756)	2,847
Silicon Laboratories, Inc.	(504)	(20,239)	(697)
Sirius XM Holdings, Inc.	(45,761)	(173,892)	2,746
Six Flags Entertainment Corp.	(3,338)	(153,652)	838
SLM Corp.	(11,173)	(85,445)	2,765
Sotheby’s	(2,700)	(90,585)	4,239

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Southwestern Energy Co.	(2,114)	$(26,712)	$(115)
Spectra Energy Corp.	(1,900)	(52,306)	2,393
Spirit Airlines, Inc.	(1,624)	(79,120)	2,305
Splunk, Inc.	(2,840)	(160,440)	3,246
Sprint Corp.	(29,985)	(128,936)	13,793
Sprouts Farmers Market, Inc.	(11,633)	(251,357)	5,901
SPX Corp.	(2,852)	(42,353)	8,357
SPX FLOW, Inc.	(2,190)	(102,492)	27,090
Starwood Hotels & Resorts Worldwide, Inc.	(902)	(61,688)	1,723
SunEdison, Inc.	(21,657)	(173,801)	18,304
SunPower Corp.	(932)	(19,525)	848
SVB Financial Group	(100)	(11,958)	404
Synovus Financial Corp.	(1,146)	(33,981)	59
Tableau Software, Inc.	(899)	(74,608)	2,886
Targa Resources Corp.	(3,649)	(194,183)	6,187
Teekay Corp.	(3,606)	(109,713)	2,831
Tempur Sealy International, Inc.	(2,076)	(157,734)	9,446
Tenet Healthcare Corp.	(7,022)	(279,594)	20,342
Teradata Corp.	(4,663)	(134,054)	(987)
Tiffany & Co.	(2,018)	(155,523)	(307)
TimkenSteel Corp.	(2,573)	(27,814)	1,775
T-Mobile US, Inc.	(2,305)	(98,493)	6,731
Toll Brothers, Inc.	(900)	(32,445)	1,629
Tractor Supply Co.	(300)	(25,191)	(105)
TransDigm Group, Inc.	(320)	(71,347)	3,375
TreeHouse Foods, Inc.	(1,307)	(107,196)	5,524
Trimble Navigation Ltd.	(12,589)	(203,446)	(3,265)
TripAdvisor, Inc.	(1,694)	(109,874)	3,118
Twitter, Inc.	(4,530)	(114,552)	(7,486)
Tyco International PLC	(5,421)	(186,225)	4,838
Umpqua Holdings Corp.	(5,100)	(83,895)	765
Under Armour, Inc.	(462)	(47,830)	3,118
Union Pacific Corp.	(744)	(64,016)	(1,761)
Unit Corp.	(4,742)	(54,279)	884
United Continental Holdings, Inc.	(800)	(44,336)	1,896

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
United Natural Foods, Inc.	(400)	$(20,200)	$796
United Rentals, Inc.	(1,646)	(103,275)	4,433
United Technologies Corp.	(105)	(9,166)	(177)
Urban Outfitters, Inc.	(3,379)	(99,128)	(147)
USG Corp.	(8,321)	(230,136)	8,630
Vantiv, Inc.	(112)	(5,147)	116
VCA, Inc.	(100)	(5,431)	166
Veeva Systems, Inc.	(7,079)	(167,335)	1,616
VeriFone Systems, Inc.	(4,862)	(127,493)	(7,331)
Verisk Analytics, Inc.	(600)	(44,268)	(78)
Vertex Pharmaceuticals, Inc.	(1,783)	(182,598)	(3,084)
Viacom, Inc.	(409)	(17,800)	151
Viavi Solutions, Inc.	(21,432)	(117,830)	2,740
Visteon Corp.	(2,025)	(204,039)	(972)
VMware, Inc.	(1,249)	(98,812)	403
WABCO Holdings, Inc.	(50)	(5,142)	(99)
Waddell & Reed Financial, Inc.	(1,710)	(59,209)	(248)
Walgreens Boots Alliance, Inc.	(93)	(7,935)	206
WEC Energy Group, Inc.	(3,091)	(157,832)	(3,580)
WellCare Health Plans, Inc.	(798)	(71,142)	2,370
Westlake Chemical Corp.	(200)	(10,594)	216
WEX, Inc.	(768)	(68,534)	1,841
WhiteWave Foods Co./The	(3,780)	(165,903)	14,136
Whiting Petroleum Corp.	(11,205)	(178,549)	7,448
WisdomTree Investments, Inc.	(14,235)	(238,447)	8,837
Workday, Inc.	(2,145)	(155,313)	7,608
Worthington Industries, Inc.	(2,712)	(68,900)	(2,914)
WR Grace & Co.	(1,835)	(174,883)	4,136
Wynn Resorts Ltd.	(1,342)	(78,145)	6,858
Xylem, Inc.	(700)	(22,729)	(266)
Yahoo!, Inc.	(2,379)	(68,207)	(569)
Yelp, Inc.	(1,132)	(25,096)	577
Yum! Brands, Inc.	(1,353)	(106,093)	(2,079)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Zions Bancorporation	(8,142)	$(227,817)	$3,586
Zoetis, Inc.	(773)	(32,721)	889
Zynga, Inc.	(43,728)	(102,218)	2,518

			578,764

Total of Short Equity Positions			596,869

Total of Long and Short Equity Positions			309,134

Net Cash and Other Receivables/ (Payables) (b)			2,326,973

Swaps, at Value			$2,636,107

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Money Market Fund pledged to Goldman Sachs is included in collateral for total return swap contracts.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Goldman Sachs	The Fund receives the total return on a portfolio of long and short positions and pays the LIBOR plus or minus a specified spread, which is denominated in GBP based on the local currencies of the positions within the swaps.	3-12 months maturity 09/30/2016	$524,868

**	The maturity dates are measured from the commencement of investment in each underlying swap position.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2015.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks

Germany
TUI AG	1,761	$32,454	$83

Ireland
DCC PLC	1,056	78,437	1,361
Shire PLC	866	61,605	(2,404)

			(1,043)

Luxembourg
Regus PLC	2,413	11,185	41

South Africa
Investec PLC	4,222	32,830	(503)
Mondi PLC	3,163	66,820	(526)

			(1,029)

Switzerland
Wolseley PLC	564	36,073	(3,082)

United Kingdom
AA PLC	4,140	18,022	(259)
Aggreko PLC	2,750	37,081	2,564
Amlin PLC	2,220	22,030	30
Ashtead Group PLC	722	10,371	(161)
Associated British Foods PLC	813	39,861	1,285
Aviva PLC	13,329	91,409	(245)
Babcock International Group PLC	512	6,959	125
Barratt Developments PLC	11,457	114,829	(2,917)
Bellway PLC	155	6,050	(210)
Berkeley Group Holdings PLC	1,644	86,113	(2,893)
Betfair Group PLC	300	14,722	397
Britvic PLC	826	8,460	29
BT Group PLC	14,085	89,599	46
Bunzl PLC	1,811	48,876	(280)
Close Brothers Group PLC	4,583	104,312	(650)
Compass Group PLC	4,266	67,247	893
Direct Line Insurance Group PLC	16,242	91,155	1,004
Dixons Carphone PLC	11,778	75,263	434
DS Smith PLC	5,901	35,860	(608)
easyJet PLC	4,686	127,195	(701)
G4S PLC	9,663	34,163	(383)
Greene King PLC	423	5,126	(28)
Howden Joinery Group PLC	6,406	47,444	(172)
HSBC Holdings PLC	6,665	50,778	(499)
Imperial Tobacco Group PLC	3,023	160,711	(4,425)
Inchcape PLC	11,248	122,260	306
Indivior PLC	42,464	148,213	(2,362)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
Inmarsat PLC	3,988	$61,842	$(2,514)
Intermediate Capital Group PLC	22,575	182,038	(5,460)
International Consolidated Airlines Group SA	20,406	186,283	(3,999)
ITV PLC	9,321	34,998	(264)
John Wood Group PLC	3,875	34,262	1,863
Jupiter Fund Management PLC	1,135	7,636	(181)
Just Eat PLC	4,044	24,348	812
Kingfisher PLC	17,497	93,391	1,657
Legal & General Group PLC	8,137	30,111	(771)
Man Group PLC	47,308	114,422	(4,609)
Marks & Spencer Group PLC	12,782	96,619	406
Meggitt PLC	1,041	7,485	25
Merlin Entertainments PLC	1,886	10,734	(107)
Micro Focus International PLC	2,386	44,560	(1,089)
National Grid PLC	10,846	146,170	4,884
Next PLC	101	11,666	(26)
Persimmon PLC	2,935	94,580	(5,250)
Playtech PLC	1,855	23,885	(592)
Provident Financial PLC	2,940	141,394	(1,538)
Reckitt Benckiser Group PLC	73	6,615	5
Rentokil Initial PLC	41,499	92,285	415
Rexam PLC	1,142	9,053	15
Rightmove PLC	2,601	149,775	(5,922)
Royal Mail PLC	6,842	47,528	13
Sage Group PLC/The	2,403	18,876	(696)
Sky PLC	9,723	152,278	1,550
Smith & Nephew PLC	583	10,363	(178)
SSE PLC	4,331	95,060	2,963
Stagecoach Group PLC	2,597	13,314	(52)
TalkTalk Telecom Group PLC	1,053	5,144	(130)
Taylor Wimpey PLC	43,649	135,375	(6,053)
Telecity Group PLC	40	669	(9)
Travis Perkins PLC	1,710	52,309	(1,295)
United Utilities Group PLC	5,302	73,671	642
Vodafone Group PLC	38,808	127,790	(5,386)
Whitbread PLC	140	10,109	(191)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
William Hill PLC	21,664	$115,493	$(270)
WPP PLC	2,270	46,905	355

			(40,657)

Total of Long Equity Positions			(45,687)

Short Positions

Common Stocks

Australia
BHP Billiton PLC	(3,658)	(56,780)	1,099

Chile
Antofagasta PLC	(6,119)	(46,676)	327

Ireland
Experian PLC	(5,544)	(88,987)	(13)

Netherlands
Royal Dutch Shell PLC	(219)	(5,149)	(21)

Switzerland
Coca-Cola HBC AG	(242)	(5,135)	12
Glencore PLC	(6,892)	(10,139)	572

			584

United Kingdom
Aberdeen Asset Management PLC	(8,395)	(38,706)	996
Admiral Group PLC	(3,246)	(74,004)	177
Amec Foster Wheeler PLC	(6,566)	(70,644)	(681)
Anglo American PLC	(7,129)	(66,234)	6,685
ARM Holdings PLC	(4,141)	(61,199)	1,705
ASOS PLC	(1,963)	(79,558)	(2,720)
AstraZeneca PLC	(1,284)	(83,932)	2,502
Booker Group PLC	(5,787)	(15,845)	(364)
BP PLC	(6,933)	(34,957)	(216)
British American Tobacco PLC	(1,608)	(88,012)	(711)
BTG PLC	(4,734)	(47,247)	393
Burberry Group PLC	(3,262)	(67,856)	239
Cable & Wireless Communications PLC	(14,193)	(12,341)	429
Capita PLC	(4,260)	(78,098)	728
Centrica PLC	(40,122)	(135,775)	(3,610)
Croda International PLC	(763)	(31,732)	423
Diageo PLC	(10,516)	(278,364)	(4,169)
Drax Group PLC	(28,851)	(105,885)	(703)
GlaxoSmithKline PLC	(4,422)	(85,956)	1,080
Hargreaves Lansdown PLC	(13,056)	(242,175)	3,403
ICAP PLC	(1,061)	(7,351)	3
IMI PLC	(4,996)	(72,518)	730
Informa PLC	(604)	(5,143)	—

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
InterContinental Hotels Group PLC	(2,055)	$(72,097)	$902
Intertek Group PLC	(1,225)	(44,811)	(395)
Lloyds Banking Group PLC	(28,108)	(32,109)	109
Melrose Industries PLC	(10,146)	(40,075)	(514)
Ocado Group PLC	(13,147)	(63,643)	(150)
Old Mutual PLC	(36,813)	(105,565)	64
Petrofac Ltd.	(14,723)	(170,341)	(1,130)
Prudential PLC	(4,035)	(84,332)	(792)
Rio Tinto PLC	(992)	(33,271)	(14)
Rolls-Royce Holdings PLC	(513)	(5,136)	(126)
Rotork PLC	(4,389)	(11,214)	250
Royal Bank of Scotland Group PLC	(9,414)	(45,420)	505
RSA Insurance Group PLC	(4,162)	(25,664)	291
SABMiller PLC	(5,484)	(297,641)	(12,906)
Serco Group PLC	(158,485)	(243,213)	(1,678)
Smiths Group PLC	(522)	(7,861)	(93)
Spectris PLC	(199)	(5,149)	58
Spirax-Sarco Engineering PLC	(567)	(24,197)	133
Sports Direct International PLC	(3,741)	(42,757)	(163)
St. James’s Place PLC	(6,530)	(86,293)	2,251
Standard Life PLC	(31,283)	(185,291)	1,560
Tate & Lyle PLC	(3,796)	(33,795)	(30)
Tesco PLC	(172,639)	(436,706)	(42,815)
Thomas Cook Group PLC	(29,015)	(51,692)	803
UBM PLC	(3,309)	(24,489)	126
Weir Group PLC/The	(1,929)	(34,026)	(197)
WM Morrison Supermarkets PLC	(8,700)	(20,307)	(1,586)

			(49,218)

Total of Short Equity Positions			(47,242)

Total of Long and Short Equity Positions			(92,929)

Net Cash and Other Receivables/ (Payables) (b)			617,797

Swaps, at Value			$524,868

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Money Market Fund pledged to Goldman Sachs is included in collateral for total return swap contracts.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Goldman Sachs	The Fund receives the total return on a portfolio of long and short positions and pays the Euro Interbank Offered Rate plus or minus a specified spread, which is denominated in EUR based on the local currencies of the positions within the swaps.	1-12 months maturity ranging from 10/01/2015 - 09/30/2016	$112,598

**	The maturity dates are measured from the commencement of investment in each underlying swap position.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2015.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks

France
Aeroports de Paris	659	$73,523	$1,273
Atos SE	289	22,202	12
AXA SA	1,180	28,644	5
BNP Paribas SA	447	25,469	847
Cap Gemini SA	1,274	113,338	434
Christian Dior SE	394	72,673	1,144
Cie Generale des Etablissements Michelin	879	79,745	678
Credit Agricole SA	2,267	26,605	(506)
Dassault Systemes	352	26,075	(61)
Electricite de France SA	8,547	149,914	1,005
Eutelsat Communications SA	683	21,386	(437)
Imerys SA	1,156	75,825	(1,560)
Ipsen SA	870	57,336	(3,367)
Lagardere SCA	985	27,524	(230)
L’Oreal SA	1,160	196,917	4,707
Peugeot SA	6,975	100,347	5,342
Publicis Groupe SA	170	11,448	170
Sanofi	1,073	103,960	(1,810)
SCOR SE	4,468	159,249	1,198
SEB SA	1,442	132,615	378
Societe BIC SA	497	76,925	304
Societe Generale SA	678	30,070	232
Teleperformance	1,161	88,032	62
Thales SA	1,581	111,019	(784)
Vinci SA	931	60,047	(846)
Vivendi SA	1,530	35,949	299

			8,489

Total of Long Equity Positions			8,489

Short Positions

Common Stocks

France
Airbus Group SE	(681)	(41,222)	893
Arkema SA	(626)	(40,824)	248
Bollore SA	(23,820)	(118,708)	2,574
Bureau Veritas SA	(1,302)	(28,034)	549
Carrefour SA	(176)	(5,158)	(58)
Casino Guichard Perrachon SA	(3,138)	(163,039)	(4,074)
Cie de Saint-Gobain	(1,688)	(73,393)	133
Edenred	(628)	(10,260)	(23)
Engie	(3,000)	(48,884)	343
Hermes International	(352)	(125,222)	(2,910)
Iliad SA	(450)	(94,408)	3,376
Orange SA	(1,893)	(29,909)	1,213

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
France (continued)
Plastic Omnium SA	(5,469)	$(131,104)	$5,468
Remy Cointreau SA	(1,921)	(116,197)	(10,047)
Renault SA	(636)	(45,804)	(85)
Technip SA	(4,550)	(210,411)	(4,911)
TOTAL SA	(1,000)	(45,135)	152
Valeo SA	(150)	(19,782)	(585)
Veolia Environnement SA	(1,646)	(37,741)	202

			(7,542)

Total of Short Equity Positions			(7,542)

Total of Long and Short Equity Positions			947

Net Cash and Other Receivables/ (Payables) (b)			111,651

Swaps, at Value			$112,598

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Money Market Fund pledged to Goldman Sachs is included in collateral for total return swap contracts.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

Collateral pledged to, or (received from), each counterparty at September 30, 2015 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
Bank of America
Cash	$(110,000)	$—	$(110,000)

Barclays Capital
Cash	—	1,199,647	1,199,647

Citibank
Money Market Funds	100,002	—	100,002

Goldman Sachs
Cash	—	831,972	831,972
Money Market Funds	3,680,000	—	3,680,000

J.P. Morgan
Cash	—	309,981	309,981

Morgan Stanley and Co., International PLC
Cash	—	65,659	65,659

Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at September 30, 2015 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
Goldman Sachs
Cash	$—	$26,388	$26,388

J.P. Morgan
Cash	—	113,399	113,399

Morgan Stanley and Co., International PLC
Cash	—	313,255	313,255

See notes to Schedule of Investments.

Notes to Schedules of Investments	September 30, 2015 (Unaudited)

1. Organization

AQR Funds (the “Trust”), was organized as a Delaware statutory trust on September 4, 2008. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Funds are investment companies and apply specialized accounting and reporting guidance in conformity with accounting principles generally accepted in the United States of America (“GAAP”). As of September 30, 2015, the Trust consists of thirty-three active series, thirteen of which are presented in this book (collectively, the “Funds” and each individually a “Fund”): AQR Diversified Arbitrage Fund, AQR Equity Market Neutral Fund, AQR Global Macro Fund, AQR Long-Short Equity Fund, AQR Managed Futures Strategy Fund, AQR Managed Futures Strategy HV Fund, AQR Multi-Strategy Alternative Fund, AQR Risk-Balanced Commodities Strategy Fund, AQR Risk Parity Fund, AQR Risk Parity II HV Fund, AQR Risk Parity II MV Fund, AQR Style Premia Alternative Fund and AQR Style Premia Alternative LV Fund. The remaining active series, which have a fiscal year-end of September 30th, are reported in a separate book. AQR Capital Management, LLC (the “Advisor”) serves as the investment advisor of each Fund. The Advisor has retained CNH Partners, LLC (the “Sub-Advisor”), an affiliate of the Advisor, to serve as an investment sub-advisor to the AQR Diversified Arbitrage Fund and certain strategies of the AQR Multi-Strategy Alternative Fund.

The investment objective of the AQR Diversified Arbitrage Fund, the AQR Equity Market Neutral Fund, the AQR Global Macro Fund, the AQR Managed Futures Strategy Fund, the AQR Managed Futures Strategy HV Fund, the AQR Multi-Strategy Alternative Fund, the AQR Style Premia Alternative Fund and the AQR Style Premia Alternative LV Fund is to seek positive absolute returns. The investment objective of the AQR Risk-Balanced Commodities Strategy Fund, the AQR Risk Parity Fund, the AQR Risk Parity II HV Fund and the AQR Risk Parity II MV Fund is to seek total return. The investment objective of the AQR Long-Short Equity Fund is to seek capital appreciation. Each of these funds offer Class I, Class N, and Class R6 shares.

2. Consolidation of Subsidiaries

The consolidated Schedules of Investments of the AQR Global Macro Fund, AQR Managed Futures Strategy Fund, AQR Managed Futures Strategy HV Fund, AQR Multi-Strategy Alternative Fund, AQR Risk-Balanced Commodities Strategy Fund, AQR Risk Parity Fund, AQR Risk Parity II HV Fund, AQR Risk Parity II MV Fund, AQR Style Premia Alternative Fund and AQR Style Premia Alternative LV Fund (“CFC Funds”) include the accounts of AQR Global Macro Offshore Fund Ltd., AQR Managed Futures Strategy Offshore Fund Ltd., AQR Managed Futures Strategy HV Offshore Fund Ltd., AQR Multi-Strategy Alternative Offshore Fund Ltd., AQR Risk-Balanced Commodities Strategy Offshore Fund Ltd., AQR Risk Parity Offshore Fund Ltd., AQR Risk Parity II HV Offshore Fund Ltd., AQR Risk Parity II MV Offshore Fund Ltd., AQR Style Premia Alternative Offshore Fund Ltd., and AQR Style Premia Alternative LV Offshore Fund Ltd., respectively, wholly-owned and controlled subsidiaries (the “Subsidiaries”). All intercompany accounts and transactions have been eliminated in consolidation for the CFC Funds.

The CFC Funds may each invest up to 25% of their total assets in its respective Subsidiary, each of which acts as an investment vehicle in order to affect certain investment strategies consistent with the CFC Funds’ investment objectives and policies. The CFC Funds expect that they will achieve a significant portion of their exposure to commodities and commodities-related investments through investment in the Subsidiaries. Unlike the Funds, the Subsidiaries may invest without limitation in commodities and commodities-related investments.

Notes to Schedules of Investments	September 30, 2015 (Unaudited)

	INCEPTION DATE OF SUBSIDIARY	SUBSIDIARY NET ASSETS AT SEPTEMBER 30, 2015	% OF TOTAL NET ASSETS AT SEPTEMBER 30, 2015	NET REALIZED GAIN(LOSS) ON INVESTMENTS HELD IN SUBSIDIARY

AQR Global Macro Offshore Fund Ltd	April 8, 2014	$20,072,770	23.5%	$1,432,567

AQR Managed Futures Strategy Offshore Fund Ltd.	January 6, 2010	2,203,325,024	22.6%	374,789,282

AQR Managed Futures Strategy HV Offshore Fund Ltd.	July 16, 2013	117,254,429	23.0%	18,302,455

AQR Multi-Strategy Alternative Offshore Fund Ltd.	July 18, 2011	333,534,038	15.5%	26,546,090

AQR Risk-Balanced Commodities Strategy Offshore Fund Ltd.	July 9, 2012	26,549,300	23.3%	(15,368,126)

AQR Risk Parity Offshore Fund Ltd.	September 30, 2010	114,978,482	20.1%	(30,194,264)

AQR Risk Parity II HV Offshore Fund Ltd.	November 5, 2012	11,509,295	22.8%	(4,970,982)

AQR Risk Parity II MV Offshore Fund Ltd.	November 5, 2012	15,622,797	14.7%	(5,930,974)

AQR Style Premia Alternative Offshore Fund Ltd.	October 30, 2013	297,186,903	22.7%	7,935,618

AQR Style Premia Alternative LV Offshore Fund Ltd.	September 17, 2014	22,670,623	22.9%	336,390

3. Significant Accounting Policies

The following summarizes the significant accounting policies of the Funds:

Use of Estimates: The preparation of the financial statements in conformity with GAAP requires the Advisor to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Valuation of Investments: All securities and other investments are recorded at their estimated fair value, as described in Note 5.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. Dollars. The Funds’ assets and liabilities in foreign currencies are translated into U.S. Dollars at the prevailing exchange rate at the valuation date. Transactions denominated in foreign currencies are translated into U.S. Dollars at the prevailing exchange rate on the date of the transaction. The Funds’ income earned and expense incurred in foreign denominated currencies are translated into U.S. Dollars at the prevailing exchange rate on the date of such activity.

The Funds do not isolate that portion of the results of operations arising from changes in the foreign exchange rates on investments and derivatives from the fluctuations that result from changes in the market prices of investments and derivatives held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized gain (loss) on investments in securities and derivatives and net change in unrealized appreciation (depreciation) on investment securities and derivatives.

Indemnification: In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as any potential exposure involves future claims that may be made against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.

Notes to Schedules of Investments	September 30, 2015 (Unaudited)

4. Securities and Other Investments

Convertible Securities: Certain Funds invest in preferred stocks and fixed-income securities which are convertible into common stock. Convertible securities may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. By investing in a convertible security, the Funds may participate in any capital appreciation or depreciation of a company’s stock, but to a lesser degree than if they had invested in that company’s common stock. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, entail less risk than the corporation’s common stock. The Funds may attempt to hedge some of their investments in convertible debt securities by selling short the issuer’s common stock. The premiums attributable to the conversion feature are not amortized.

High Yield Securities: Certain Funds invest in lower-quality debt securities. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities causing greater price volatility. These instruments involve a greater risk of loss due to default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.

Inflation-Indexed Bonds: Certain Funds may invest into Inflation-indexed bonds which are adjusted for inflation through periodic increases or decreases in the security’s interest accruals, face amount, or principal redemption value, by amounts corresponding to the rate of inflation as measured by an index.

Loan Participations, Assignments and Unfunded Commitments: Certain Funds invest in loan participations and assignments. When one of the Funds purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or a third party selling such participations (“Selling Participant”), but not the borrower. In this case, the Fund assumes the credit risk of the borrower and the Selling Participant and any other persons inter-positioned between the Fund and the borrower (“Intermediate Participants”). In contrast, when one of the Funds purchases an assignment, the contractual relationship is with the borrower and the credit risk assumed by the Fund is only with the borrower. Although certain loan participations or assignments are secured by collateral, the Fund could experience delays or limitations in realizing on such collateral or have its interest subordinated to other indebtedness of the obligor.

The Funds may also enter into unfunded loan commitments, which are contractual obligations for future funding. These unfunded commitments represent a future obligation in full, even though a percentage of the loan may not be utilized by the borrower. These types of investments may include standby financing commitments, such as revolving credit facilities, which obligate the Fund to supply additional cash to the borrower on demand. The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. In addition, loan participations and assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for loan participations and assignments and certain loan participations and assignments which were liquid, when purchased, may become illiquid. There were no unfunded commitments as of September 30, 2015.

Defaulted Securities: Certain Funds held defaulted securities or other securities which were placed in non-accrual status as the collection of a portion or all of the interest has been deemed to be uncollectible. The securities have been identified on the Schedule of Investments. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

Securities Sold Short: Certain Funds sell securities they do not own as a hedge against some of their long positions and/or in anticipation of a decline in the market value of that security (short sale). When one of the Funds makes a short sale, it must borrow the security sold short and deliver it to the broker through which it made the short sale. The Fund may have to pay a fee to borrow the particular security and may be obligated to remit any interest or dividends received on such borrowed securities. Dividends declared on short positions are recorded on the ex-date as an expense. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received. The Fund is also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. The Fund is also subject to risk of loss if the broker were to fail to perform its obligations under the contractual terms.

Notes to Schedules of Investments	September 30, 2015 (Unaudited)

The Funds are required to pledge cash or securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with the broker for collateral for securities sold short is recorded as an asset on the Statements of Assets and Liabilities and securities segregated as collateral are denoted in the Schedules of Investments. The Funds may receive or pay the net of the following amounts: (i) a portion of the income from the investment of cash collateral; (ii) the broker’s fee on the borrowed securities; and (iii) a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. This income or fee is calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on the availability of the security.

Futures Contracts: Certain Funds invest in futures contracts as part of their primary investment strategy and to equitize its cash flows. Investments in futures may increase or decrease exposure to a particular market. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Funds, the Funds may not be entitled to the return of all of the margin owed to the Funds, potentially resulting in a loss. A realized gain (loss) represents the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired. The use of long futures contracts subjects the Funds to risk of loss in excess of the variation margin. The use of short futures contracts subjects the Funds to unlimited risk of loss. Futures contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Forward Foreign Currency Exchange Contracts: Certain Funds buy and sell forward foreign currency exchange contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. Dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities that a Fund intends to buy are denominated, when a Fund holds cash reserves and short term investments), or for other investment purposes. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as unrealized appreciation or depreciation. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Funds are unable to enter into a closing position. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Forward foreign currency exchange contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Swap Contracts: Certain Funds engage in various swap transactions to manage risks within their portfolios or as alternatives to direct investments. Swap transactions may be privately negotiated in the OTC market where payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing (“centrally cleared swaps”). These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”), in which case all payments are settled with the CCP through the DCM. For credit default and interest rate contracts, an up-front payment received by a Fund is recorded as a liability. An up-front payment made by a Fund is recorded as an asset. Up-front payments are amortized over the term of the contract. Periodic payments received (paid) by a Fund are recorded as realized gains (losses).

The Funds’ use of swap contracts create additional risks beyond those that would exist if the Funds invested in the underlying positions directly, including: market risk related to unfavorable changes in interest rates or in the price(s) of the underlying security(ies); credit risk related to the counterparty’s failure to perform under contract terms; and liquidity risk related to the lack of a liquid market for the swap contract, which may limit the ability of the Funds to close out their position(s).

Total Return Swap Contracts: Certain Funds invest in total return swaps to obtain exposure to the underlying referenced instruments, obtain leverage or attain the returns from ownership without actually owning the underlying position. Total return swaps are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, security index or index component during the period of the swap. Total return swap contracts are marked to market daily and the change, if any, is recorded as net change in appreciation (depreciation). Total return swaps normally do not involve the delivery of securities or other underlying assets. If the counterparty to a total return swap contract defaults, a Fund’s risk of loss consists of the net amount of payments the Fund is contractually entitled to receive, if any. The use of long total return swap contracts subject the Funds to risk of loss in excess of the amounts shown on the Schedule of Investments. The use of short total return swaps subject the Funds to unlimited loss. Periodic payments received (paid) by the Funds are recorded as realized gains (losses). Total return swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Notes to Schedules of Investments	September 30, 2015 (Unaudited)

Total Return Basket Swaps: Certain Funds may enter into an equity basket swap agreement to obtain exposure to a portfolio of long and short securities. Under the terms of the agreement, the swap is designed to function as a portfolio of direct investments in long and short equity or fixed income positions. The Funds have the ability to trade in and out of long and short positions within the swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions, and dividends and interest received and paid, all of which are reflected in the swap value. The swap value also includes interest charges and credits related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on defined market rates plus or minus a specified spread and are referred to herein as “financing costs”. Positions within the swap are reset periodically, and financing costs are reset monthly. During a reset, any unrealized gains (losses) on positions and accrued financing costs become available for cash settlement between the Funds and the swap counterparty. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Funds and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of the Master Agreement between the Funds and the counterparty. A change in the market value of a total return basket swap contract is recognized as a change in unrealized appreciation (depreciation). Cash settlements between a Fund and the counterparty are recognized as realized gains (losses). Total return basket swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Credit Default Swap Contracts: Certain Funds enter into credit default swap contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default contract, the protection buyer typically makes an up-front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. The credit default contracts are marked to market daily and the change, if any, is recorded as an unrealized gain or loss. Such variation margin is accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the up-front payment, is recorded as a realized gain or loss. Credit default contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Implied credit spreads are used to determine the value of credit default swap contracts and reflect the cost of buying/selling protection, which may include up-front payments made to enter into the contract. Therefore, higher spreads indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.

Risks of loss may exceed amounts recognized on the Schedule of Investments. A Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the specific Fund and the counterparty. The central clearing house acts as the counterparty to each centrally cleared swap transaction, therefore credit risk is limited to the failure of the clearing house. Where a Fund is a seller of protection, the maximum potential amount of future payments the Fund may be required to make is equal to the notional amount of the relevant credit default contract. The Fund’s risk of loss associated with these instruments may exceed their value, as recorded in the Schedule of Investments. Credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after each Fund’s Schedule of Investments.

Interest Rate Swaps: Certain Funds enter into interest rate swaps as part of their investment strategy. Interest rate swaps generally involve agreements to exchange fixed and floating payment obligations, without the exchange of the underlying notional amounts. Interest rate swap agreements are privately negotiated in the OTC market or may be executed in a multilateral or other trade facility platform, such as a registered exchange (centrally cleared swaps). Periodic payments received (paid) by the Funds are recorded as realized gains (losses). Interest rate swaps are marked to market daily and the change is recorded as unrealized gain (loss). The Funds’ risk of loss associated with these instruments may exceed their value, as recorded in the Schedule of Investments. Non-deliverable interest rate swap contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Centrally cleared interest rate swaps may have forward effective dates. The amortization of the upfront premiums (if applicable) and payments related to these swap contracts begin on the effective date of the contract. Interest rate contracts outstanding, including their respective notional amounts at period end, if any, are listed after each Fund’s Schedule of Investments.

Notes to Schedules of Investments	September 30, 2015 (Unaudited)

Repurchase Agreements: Certain Funds may enter into repurchase agreements. In a repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. Under the terms of a master repurchase agreement, the underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated sub-custodians under tri-party repurchase agreements. In periods of increased demand for collateral, a Fund may pay a fee for receipt of collateral, which may result in interest expense to the Fund. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund may seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements outstanding at period end, if any, including the underlying debt obligation (collateral) assigned to each agreement, are included within each Fund’s Schedule of Investments.

Reverse Repurchase Agreements: Certain Funds may enter into reverse repurchase agreements under the terms of a master repurchase agreement. A Fund sells a security that it holds to a counterparty with a contemporaneous agreement to repurchase the same security at an agreed-upon price and date. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund monitors collateral market value for the reverse repurchase agreement, including accrued interest, throughout the lives of the agreements, and when necessary, delivers or receives cash or securities in order to manage credit exposure and liquidity. If the counterparty defaults or enters insolvency proceeding, realization or return of the collateral to the Fund may be delayed or limited. Reverse repurchase agreements outstanding at period end, if any, including the underlying debt obligation (collateral) assigned to each agreement, are listed after each Fund’s Schedule of Investments.

The collateral held in relation to the reverse repurchase agreements was in U.S. Treasury Inflation Protected Securities with a maturity of up to 30 days in the amount of $10,732,638.

Options: Certain Funds may write and purchase put and call options. When a Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires, a Fund realizes a gain or loss on the option to the extent of the premiums received or paid. When a Fund enters into a closing transaction, the Fund realizes a gain or loss to the extent the cost of the closing transaction exceeds the premiums paid or received. Written uncovered call options subject a Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Put options written subject a Fund to risk of loss if the value of the security declines below the exercise price minus the put premium. A Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written and purchased options are non-income producing investments.

Transactions in call and put options written during the period for the AQR Diversified Arbitrage Fund and the AQR Multi-Strategy Alternative Fund were as follows:

AQR Diversified Arbitrage Fund	NUMBER OF CONTRACTS SUBJECT TO CALL	CALL OPTIONS PREMIUM

Options outstanding, December 31, 2014	(5,716)	$(2,340,132)
Options written	(21,609)	(862,605)
Options terminated	2,250	155,183
Options expired	8,727	317,178
Options exercised	4,056	378,530
Options outstanding, September 30, 2015	(12,292)	$(2,351,846)

Notes to Schedules of Investments	September 30, 2015 (Unaudited)

AQR Multi-Strategy Alternative Fund	NUMBER OF CONTRACTS SUBJECT TO CALL	CALL OPTIONS PREMIUM

Options outstanding, December 31, 2014	(829)	$(104,437)
Options written	—	—
Options terminated	—	—
Options expired	—	—
Options exercised	829	104,437
Options outstanding, September 30, 2015	—	$—

Master Agreements: Certain Funds are parties to master netting arrangements with counterparties (“Master Agreements”). Master Agreements govern the terms of certain like transactions, and reduce the counterparty risk associated with relevant transactions by specifying payment netting mechanisms across multiple transactions and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded by different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple Master Agreements with a counterparty and its affiliates. As the Master Agreements are specific to unique operations of different asset types, they allow the Funds to close out and net their total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty.

Master Repurchase Agreements govern repurchase, or reverse repurchase transactions, relating to government bonds between certain Funds and select counterparties. Master Repurchase Agreements maintain provisions for initiation, income payments, events of default, and maintenance of collateral.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of equities, bonds, equity options or short sales of securities between certain Funds and selected counterparties. These arrangements provide financing terms for such transactions and include guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically held by the prime broker and offset any obligations due to the prime broker.

Customer Account Agreements govern cleared derivatives transactions and exchange-traded futures and options transactions. Upon entering into an exchange-traded or centrally cleared derivative contract, the Funds are required to deposit with the relevant clearing organization cash or securities, which is referred to as the initial margin. Securities deposited as initial margin are designated on the Schedules of Investments and cash deposited is recorded as Deposits with brokers for futures contracts on the Statements of Assets and Liabilities. For exchange-traded futures or centrally cleared swaps, initial margin margins are posted, and daily changes in fair value are recorded as a payable or receivable on the Statement of Assets and Liabilities as Variation margin on derivative instruments. Variation margin is determined separately for exchange-traded futures and centrally cleared swaps and cannot be netted. International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern over-the-counter (“OTC”) derivative transactions entered into between certain Funds and a counterparty. ISDA Master Agreements maintain provisions for general obligations, representations, netting of settlement payments, agreements to deliver supporting documents, collateral transfer and events of default or termination. Events of termination include a decline in the Fund’s net assets below a specified threshold over a certain period of time or a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all OTC contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by a party to elect early termination could be material to the financial statements and impact a Fund’s future derivative activity.

Collateral and margin requirements differ according to the terms of each type of Master Agreement. Collateral is routinely transferred if the total net exposure net of existing collateral already in place governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold. Collateral can be in the form of cash, debt securities issued by the U.S. government and other securities or money market funds as agreed to by the Fund and the applicable counterparty, or as permitted by the clearing house or exchange.

Notes to Schedules of Investments	September 30, 2015 (Unaudited)

Collateral pledged by a Fund for OTC derivatives pursuant to a Master Agreement is segregated by the Fund’s custodian and identified as an asset in the Statements of Assets and Liabilities either as a component of Investments in securities, at value (securities) or in Due from brokers (cash). Segregation of fund’s collateral in the custodian account helps mitigate counterparty risk.

Collateral posted for the benefit of a Fund pursuant to a Master Agreement is held by a custodian of the Fund. Amounts which can be invested or repledged, are presented in the Fund’s Schedule of Investments. Collateral received is reflected as a liability within Due to brokers in the Statements of Assets and Liabilities.

The Funds’ derivative assets and liabilities on the Statements of Assets and Liabilities are presented net only within a derivative type when a legally enforceable master netting agreement exists between the Funds and a derivative counterparty.

5. Investment Valuation and Fair Value Measurements

Investment Valuation Policies: The Net Asset Value (“NAV”) of the Funds’ shares are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time) on each day that the NYSE is open (each a “Business Day”). The NAV per share of each class within each Fund is computed by dividing the total current value of the assets of such Fund attributable to a class, less class liabilities, by the total number of shares of that class of the Fund outstanding at the time the computation is made. For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Funds’ Board of Trustees (“Board”).

The Board has delegated responsibility for applying approved valuation policies to the Advisor. The Advisor monitors the continual appropriateness of valuation methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers. The Advisor has established a Valuation Committee (the “VC”) whose function is to monitor the valuation of portfolio securities and other financial derivative instruments and determine in good faith the fair value of portfolio holdings after consideration of all relevant factors. The Advisor performs a series of activities to provide reasonable assurance of the accuracy of prices including: (i) periodic vendor due diligence meetings, review of methodologies, new developments and processes at vendors, (ii) review of daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, (iii) review of third party model prices against internal model prices, and (iv) review the results of back testing and reports for the Board on the results of fair value determinations.

Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from pricing services or established market makers. Where market quotations are not readily available, or if an available market quotation is determined not to reflect fair value, securities or financial derivatives are valued at fair value, as determined in good faith by the VC in accordance with the valuation procedures approved by the Funds’ Board. Using fair value to price a security may require subjective determinations about the value of a security that could result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net assets. It is possible the estimated values may differ significantly from the values which would have been used had a ready market for the investments existed. These differences could be material.

Fair Value Hierarchy: Various inputs are utilized in determining the value of each Fund’s investments. GAAP establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. These inputs are summarized in the three broad levels as follows:

Level 1 — Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 — Other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, credit risks and default rates) or other market corroborated inputs.

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Notes to Schedules of Investments	September 30, 2015 (Unaudited)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used. The valuation techniques used by the Funds to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Valuation Techniques: The following inputs and techniques may be used by the Funds to evaluate how to classify each major category of assets and liabilities into the appropriate fair value hierarchy in accordance with GAAP.

Equity securities, including securities sold short, rights, exchange options, warrants, Exchange-Traded Funds (“ETFs”) and closed-end investment companies, are valued at the last quoted sales prices or official closing prices taken from the primary market in which each security trades and are therefore considered Level 1.

An equity for which no sales are reported, as in the case of a security that is traded in the over-the-counter market or a less liquid listed equity, is valued at its last bid price (in the case of short sales, at the ask price) and is therefore considered Level 2. In addition, equities traded outside of the Western Hemisphere are also considered Level 2 because they are fair valued daily based on the application of a fair value factor (unless the Advisor determines that use of another valuation methodology is appropriate). The Funds apply daily fair value factors, furnished by an independent pricing service, to account for the market movement between the close of the foreign market and the close of the NYSE. The pricing service uses statistical analysis and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, American Depository Receipts, futures contracts and exchange rates in other markets in determining fair value as of the time the Funds calculate their net asset value.

Fixed income securities (other than certain short-term investments maturing in less than 60 days) and other investments that trade in markets that are not considered to be active, are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs and are also classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, money market funds and less liquid listed equities. Corporate and sovereign bonds and other fixed-income instruments are valued at estimated fair value using the latest bid prices or evaluated quotes furnished by independent pricing services, as well as quotations from counterparties and other market participants. Evaluated quotes are based on a matrix system, which may consider such factors as quoted prices for identical or similar assets, yields, maturities and ratings and are not necessarily reliant on quoted prices. Short-term debt investments of sufficient credit quality maturing in less than 60 days are generally valued at amortized cost which approximates fair value.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments include illiquid securities. When observable prices are not available for these securities, the Funds may use one or more valuation techniques (e.g., the market approach, the income approach, or the cost approach), including proprietary models for which sufficient and reliable data is available. Within Level 3, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of estimated future cash flows discounted to calculate fair value. Discounts may also be applied due to the nature or durations of any restrictions on the disposition of the investment or adjusted as appropriate for credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 investments include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations and other transactions across the capital structure, offerings in the equity or debt capital markets, changes in financial ratios or cash flows, benchmark yield curves, credit spreads, estimated default rates, underlying collateral, and other unique security features. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Advisor in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the fair value of the investment.

Notes to Schedules of Investments	September 30, 2015 (Unaudited)

Exchange-traded derivatives, such as futures contracts and exchange-traded option contracts, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Futures and option contracts that are listed on national exchanges and are freely transferable are valued at fair value based on their last sales price on the date of determination on the exchange that constitutes the principal market or, if no sales occurred on such date, at the bid price on such exchange at the close of business on such date. Centrally cleared swaps listed or traded on a multilateral trade facility platform, such as a registered exchange, are valued on daily basis using quotations provided by an independent pricing service.

OTC derivatives, including forward contracts and swap contracts, are valued by the Funds on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable.

The value of each total return swap contract and total return basket swap contract is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing price on the principal exchange on which the securities are traded; (ii) financing costs; (iii) the value of dividends or accrued interest; (iv) cash balances within the swap; and (v) other factors, as applicable.

The U.S. Dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.

Credit default swap contracts and interest rate swap contracts are marked to market daily based on quotations as provided by an independent pricing service. The independent pricing services that aggregates valuation information from various market participants to create a single reference value for each credit default swap contract and interest rate swap contract.

Generally, a valuation model is used consistently for similar derivative types and model inputs, including, but not limited to, market prices, yield curves, credit spreads, volatilities and implied correlations which are obtained from outside brokers and/or pricing services when available. In instances where models are used, the value of an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument as well as the availability and reliability of observable inputs. Such inputs include market prices for reference securities, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. Certain OTC derivatives, such as generic forwards, swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. Those OTC derivatives that have less liquidity or for which inputs are unobservable are classified within Level 3. While the valuations of less liquid OTC derivatives may utilize some Level 1 and/or Level 2 inputs, they also include other unobservable inputs which are considered significant to the fair value determination. At each measurement date, the Funds update the Level 1 and Level 2 inputs to reflect observable inputs, though the resulting gains and losses are reflected within Level 3 due to the significance of the unobservable inputs.

The Funds value the repurchase agreements and reverse repurchase agreements they have entered based on the respective contract amounts, which approximate fair value. As such, repurchase agreements are carried at the amount of cash paid plus accrued interest receivable (or interest payable in periods of increased demand for collateral), and reverse repurchase agreements are carried at the amount of cash received plus accrued interest payable (or interest receivable in periods of increased demand for collateral).

Notes to Schedules of Investments	September 30, 2015 (Unaudited)

Quantitative Information

The following tables represent each Fund’s valuation inputs as presented on the Schedule of Investments.

AQR DIVERSIFIED ARBITRAGE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$438,391,627	$154,335,361	$37,035,723	$629,762,711
Convertible Preferred Stocks†	194,197,550	28,249,175	26,637,998	249,084,723
Corporate Bonds†	—	30,426,130	5,731,099	36,157,229
Convertible Bonds†	—	530,518,090	114,793	530,632,883
Closed End Funds	109,552,251	992,925	—	110,545,176
Loan Participations†	—	7,261,360	4,749,073	12,010,433
Preferred Stocks†	2,001,372	459,281	835,306	3,295,959
Rights†	604,506	1,116,167	3,246,626	4,967,299
U.S.Treasury Bill	—	118,252,365	—	118,252,365
Warrants†	15,548,876	4,949,864	719,711	21,218,451
Money Market Funds	—	288,506,346	—	288,506,346
Purchased Options	7,376,998	—	—	7,376,998
Futures Contracts*	1,461,328	—	—	1,461,328
Forward Foreign Currency Exchange Contracts*	—	595,684	—	595,684
Total Return Basket Swap Contracts*	—	191,313	627,645	818,958

Total Assets	$769,134,508	$1,165,854,061	$79,697,974	$2,014,686,543

LIABILITIES
Common Stocks (Sold Short)†	$(564,831,375)	$(710,862)	$(453)	$(565,542,690)
Convertible Bonds (Sold Short)†	—	(25,172,109)	—	(25,172,109)
U.S. Treasury Obligations (Sold Short)	—	(4,644,152)	—	(4,644,152)
Written Options (Sold Short)*	(61,658)	—	—	(61,658)
Futures Contracts*	(93,618)	—	—	(93,618)
Credit Default Swap Contracts*	—	(3,198,764)	—	(3,198,764)
Total Return Basket Swap Contracts *	—	(6,298,170)	—	(6,298,170)

Total Liabilities	$(564,986,651)	$(40,024,057)	$(453)	$(605,011,161)

AQR EQUITY MARKET NEUTRAL FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$7,641,799	$29,475,497	$—	37,117,296
U.S. Treasury Bill	—	16,025,721	—	16,025,721
Money Market Funds	—	66,640,926	—	66,640,926
Total Return Basket Swaps Contracts*	—	5,437,326	—	5,437,326

Total Assets	$7,641,799	$117,579,470	$—	$125,221,269

LIABILITIES
Common Stocks (Sold Short)†	$(8,609,128)	$(26,730,338)	$—	$(35,339,466)
Preferred Stocks (Sold Short)†	—	(405,846)	—	(405,846)
Forward Foreign Currency Exchange Contracts*	—	(22,697)	—	(22,697)

Total Liabilities	$(8,609,128)	$(27,158,881)	$—	$(35,768,009)

Notes to Schedules of Investments	September 30, 2015 (Unaudited)

AQR GLOBAL MACRO FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
U.S. Treasury Bill	$—	$50,128,003	$—	$50,128,003
Money Market Funds	—	28,302,075	—	28,302,075
Futures Contracts*	1,350,375	—	—	1,350,375
Forward Foreign Currency Exchange Contracts*	—	672,698	—	672,698

Total Assets	$1,350,375	$79,102,776	$—	$80,453,151

LIABILITIES
Futures Contracts*	$(499,329)	$—	$—	$(499,329)
Interest Rate Swap Contracts*	—	(305,435)	—	(305,435)
Total Return Swap Contracts*	—	(110,029)	—	(110,029)

Total Liabilities	$(499,329)	$(415,464)	$—	$(914,793)

AQR LONG-SHORT EQUITY FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$14,240,925	$55,543,666	$—	$69,784,591
U.S.Treasury Bill	—	78,691,123	—	78,691,123
Money Market Funds	—	122,715,583	—	122,715,583
Total Return Basket Swaps Contracts*	—	20,351,036	—	20,351,036

Total Assets	$14,240,925	$277,301,408	$—	$291,542,333

LIABILITIES
Common Stocks (Sold Short)†	$(16,768,062)	$(44,203,553)	$—	$(60,971,615)
Preferred Stocks (Sold Short)†	—	(915,038)	—	(915,038)
Futures Contracts*	(2,318,025)	—	—	(2,318,025)
Forward Foreign Currency Exchange Contracts*	—	(219,149)	—	(219,149)
Total Return Swap Contracts*	—	(130,171)	—	(130,171)

Total Liabilities	$(19,086,087)	$(45,467,911)	$—	$(64,553,998)

AQR MANAGED FUTURES STRATEGY FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
U.S. Treasury Bill	$—	$8,391,458,869	$—	$8,391,458,869
Money Market Funds	—	1,928,468,355	—	1,928,468,355
Futures Contracts*	126,467,771	—	—	126,467,771
Forward Foreign Currency Exchange Contracts*	—	41,218,492	—	41,218,492
Total Return Swap Contracts*	—	17,583,779	—	17,583,779

Total Assets	$126,467,771	$10,378,729,495	$—	$10,505,197,266

LIABILITIES
Futures Contracts*	$(5,262,813)	$—	$—	$(5,262,813)
Total Return Swap Contracts*	—	(59,795,913)	—	(59,795,913)

Total Liabilities	$(5,262,813)	$(59,795,913)	$—	$(65,058,726)

AQR MANAGED FUTURES STRATEGY HV FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
U.S. Treasury Bill	$—	$375,467,366	$—	$375,467,366
Money Market Funds	—	126,379,372	—	126,379,372
Futures Contracts*	9,534,190	—	—	9,534,190
Forward Foreign Currency Exchange Contracts*	—	3,137,398	—	3,137,398
Total Return Swap Contracts*	—	1,033,252	—	1,033,252

Total Assets	$9,534,190	$506,017,388	$—	$515,551,578

LIABILITIES
Futures Contracts*	$(257,857)	$—	$—	$(257,857)
Total Return Swap Contracts*	—	(2,843,643)	—	(2,843,643)

Total Liabilities	$(257,857)	$(2,843,643)	$—	$(3,101,500)

Notes to Schedules of Investments	September 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$57,196,912	$432,677	$450,640	$58,080,229
Convertible Preferred Stocks†	192,287,643	6,105,256	—	198,392,899
Corporate Bonds†	—	553,000	—	553,000
Convertible Bonds†	—	453,066,877	—	453,066,877
U.S. Treasury Bill	—	90,074,638	—	90,074,638
Money Market Funds	—	1,130,022,446	—	1,130,022,446
Futures Contracts*	5,589,150	—	—	5,589,150
Forward Foreign Currency Exchange Contracts*	—	8,597,619	—	8,597,619
Total Return Basket Swap Contracts*	—	120,293,644	—	120,293,644
Total Return Swap Contracts*	—	3,755,488	—	3,755,488

Total Assets	$255,073,705	$1,812,901,645	$450,640	$2,068,425,990

LIABILITIES
Common Stocks (Sold Short)†	$(457,534,117)	$(132,675)	$—	$(457,666,792)
Preferred Stocks (Sold Short)†	—	(5,853,458)	—	(5,853,458)
Credit Default Swap Contracts*	—	(251,887)	—	(251,887)
Total Return Basket Swap Contracts*	—	(20,997)	—	(20,997)
Total Return Swap Contracts*	—	(3,639,559)	—	(3,639,559)

Total Liabilities	$(457,534,117)	$(9,898,576)	$—	$(467,432,693)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
U.S. Treasury Bill	$—	$49,906,068	$—	$49,906,068
Money Market Funds	—	61,761,640	—	61,761,640
Total Return Swap Contracts*	—	2,496	—	2,496

Total Assets	$—	$111,670,204	$—	$111,670,204

LIABILITIES
Futures Contracts*	$(1,936,805)	$—	$—	$(1,936,805)
Total Return Swap Contracts*	—	(2,501,116)	—	(2,501,116)

Total Liabilities	$(1,936,805)	$(2,501,116)	$—	$(4,437,921)

AQR RISK PARITY FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Government Related Obligations	$—	$72,020,911	$—	$72,020,911
U.S. Treasury Bill	—	124,521,438	—	124,521,438
U.S. Treasury Obligations	—	92,481,592	—	92,481,592
Money Market Funds	—	258,373,383	—	258,373,383
Futures Contracts*	3,952,524	—	—	3,952,524
Interest Rate Swap Contracts*	—	1,623,507	—	1,623,507
Credit Default Swap Contracts*	—	1,918,679	—	1,918,679
Total Return Swap Contracts*	—	47,079	—	47,079

Total Assets	$3,952,524	$550,986,589	$—	$554,939,113

LIABILITIES
Futures Contracts*	$(3,089,162)	$—	$—	$(3,089,162)
Forward Foreign Currency Exchange Contracts*	—	(264,135)	—	(264,135)
Total Return Swap Contracts*	—	(2,956,965)	—	(2,956,965)

Total Liabilities	$(3,089,162)	$(3,221,100)	$—	$(6,310,262)

AQR RISK PARITY II HV FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Government Related Obligations	$—	$10,287,305	$—	$10,287,305
U.S. Treasury Bill	—	11,405,731	—	11,405,731
U.S. Treasury Obligations	—	14,222,779	—	14,222,779
Money Market Funds	—	22,949,147	—	22,949,147
Futures Contracts*	826,364	—	—	826,364
Forward Foreign Currency Exchange Contracts*	—	18,732	—	18,732
Total Return Swap Contracts*	—	8,752	—	8,752

Total Assets	$826,364	$58,892,446	$—	$59,718,810

LIABILITIES
Reverse Repurchase Agreements (Sold Short)	$—	$(10,658,690)	—	$(10,658,690)
Futures Contracts*	(935,847)	—	—	(935,847)
Total Return Swap Contracts*	—	(212,361)	—	(212,361)

Total Liabilities	$(935,847)	$(10,871,051)	$—	$(11,806,898)

Notes to Schedules of Investments	September 30, 2015 (Unaudited)

AQR RISK PARITY II MV FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Government Related Obligations	$—	$16,526,838	$—	$16,526,838
U.S. Treasury Bill	—	21,812,512	—	21,812,512
U.S. Treasury Obligations	—	21,506,785	—	21,506,785
Money Market Funds	—	43,974,584	—	43,974,584
Futures Contracts*	1,257,367	—	—	1,257,367
Forward Foreign Currency Exchange Contracts*	—	43,666	—	43,666
Total Return Swap Contracts*	—	6,456	—	6,456

Total Assets	$1,257,367	$103,870,841	$—	$105,128,208

LIABILITIES
Futures Contracts*	$(1,216,367)	$—	$—	$(1,216,367)
Total Return Swap Contracts*	—	(252,029)	—	(252,029)

Total Liabilities	$(1,216,367)	$(252,029)	$—	$(1,468,396)

AQR STYLE PREMIA ALTERNATIVE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$—	$482,195,617	$—	$482,195,617
Preferred Stocks†	—	9,757,532	—	9,757,532
U.S.Treasury Bill	—	257,027,774	—	257,027,774
Money Market Funds	—	675,359,905	—	675,359,905
Futures Contracts*	8,077,715	—	—	8,077,715
Forward Foreign Currency Exchange Contracts*	—	3,232,597	—	3,232,597
Total Return Basket Swaps Contracts	—	93,396,464	—	93,396,464
Total Return Swap Contracts*	—	2,394,946	—	2,394,946

Total Assets	$8,077,715	$1,523,364,835	$—	$1,531,442,550

LIABILITIES
Common Stocks (Sold Short)†	$—	$(357,835,279)	$(29,046)	$(357,864,325)
Futures Contracts*	(9,160,256)	—	—	(9,160,256)
Total Return Swap Contracts*	—	(431,484)	—	(431,484)

Total Liabilities	$(9,160,256)	$(358,266,763)	$(29,046)	$(367,456,065)

AQR STYLE PREMIA ALTERNATIVE LV FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$—	$16,587,977	$—	$16,587,977
Preferred Stocks†	—	173,499	—	173,499
U.S.Treasury Bill	—	21,120,885	—	21,120,885
Money Market Funds	—	52,594,447	—	52,594,447
Futures Contracts*	208,562	—	—	208,562
Forward Foreign Currency Exchange Contracts*	—	102,270	—	102,270
Total Return Basket Swap Contracts*	—	3,273,573	—	3,273,573
Total Return Swap Contracts*	—	95,428	—	95,428

Total Assets	$208,562	$93,948,079	$—	$94,156,641

LIABILITIES
Common Stocks (Sold Short)†	$—	$(12,306,754)	$—	$(12,306,754)
Futures Contracts*	(273,270)	—	—	(273,270)
Total Return Swap Contracts*	—	(10,764)	—	(10,764)

Total Liabilities	$(273,270)	$(12,317,518)	$—	$(12,590,788)

*	Derivative instruments, including futures, total return swap, total return basket swap and forward foreign currency exchange contracts, are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Funds’ Schedule of Investments. Credit default swaps, interest rate swaps and option contracts are reported at market value.
†	Please refer to the Schedule of Investments to view securities segregated by country.

The Funds recognize all transfers at the beginning of the reporting period, related unrealized appreciation/(depreciation) is also transferred out at the beginning of the reporting period. Transfers between Level 1 and 2 generally relate to whether the principal market for the security becomes active or inactive. Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g., frequency of trades), which resulted in a lack of or increase in available market inputs to determine price. During the period ended, the AQR Diversified Arbitrage Fund, AQR Long Short Equity Fund and AQR Multi-Strategy Alternative Fund had thirty-three investments, one investment and one investment, respectively, which transferred levels between 1 and 2.There were no transfers of investments between levels for any of the remaining Funds.

Notes to Schedules of Investments	September 30, 2015 (Unaudited)

There were no Level 3 securities held at period end, except where noted in AQR Diversified Arbitrage Fund and AQR Multi-Strategy Alternative Fund. Securities classified as Level 3 in the Schedule of Investments are considered quantitatively insignificant in the aggregate for AQR Style Premia Alternative Fund.

The following tables include a rollforward of the balances of investments classified within Level 3 of the fair value hierarchy for the period for each Fund that held Level 3 securities that were considered quantitatively significant:

AQR DIVERSIFIED ARBITRAGE FUND	COMMON STOCK	CONVERTIBLE PREFERRED STOCK	LOAN PARTICI- PATIONS/ CORPORATE BONDS	CONVERTIBLE BOND	PREFERRED STOCK	RIGHTS	WARRANT	SHORT COMMON STOCKS	TOTAL RETURN BASKET SWAP CONTRACTS
Balance as of December 31, 2014	$70,436,249	$24,872,000	$79,701,483	$354,963	$853,511	$3,286,022	$1,270,739	$(453)	$—
Accrued discounts/(premiums)	—	—	379,581	1,220	—	—	—	—	—
Realized gain/(loss)	(968,426)	—	(8,506,148)	—	—	—	(27,115)	—	—
Change in unrealized appreciation/(depreciation)	(1,460,027)	1,765,998	4,824,395	(273,890)	(18,205)	10,822	(1,732,838)	—	(54,088)
Purchases[1]	26,428,943	—	8,382,937	—	—	—	1,322,280	—	— (a)
Sales[2]	(31,960,999)	—	(73,518,890)	—	—	—	(480)	—	—
Transfers in to Level 3	4,003,128	—	8,169,127	32,500	—	—	110,726	—	681,733
Transfers out of Level 3	(29,443,145)	—	(8,952,313)	—	—	(50,218)	(223,601)	—	—
Balance as of September 30, 2015	$37,035,723	$26,637,998	$10,480,172	$114,793	$835,306	$3,246,626	$719,711	$(453)	$627,645
Change in Unrealized appreciation/(depreciation) for securities still held at September 30, 2015	$(2,104,330)	$1,765,998	$(9,126,246)	$(272,670)	$(18,205)	$10,822	$(1,222,209)	$—	$(54,088)

AQR Multi-Strategy Alternative Fund	COMMON STOCK	RIGHTS
Balance as of December 31, 2014	$—	$—	(a)
Accrued discounts/(premiums)	—	—
Realized gain/(loss)	114,365	—
Change in unrealized appreciation/(depreciation)	(301,066)	—
Purchases[1]	—	—
Sales[2]	(412,279)	—	(a)
Transfers in to Level 3	1,049,620	—
Transfers out of Level 3	—	—
Balance as of September 30, 2015	$450,640	$—
Change in Unrealized appreciation/(depreciation) for securities still held at September 30, 2015	$(92,130)	$—

1	Purchases include all purchases of securities and securities received in corporate actions.
2	Sales include all sales of securities, maturities, pay downs and securities tendered in a corporate action.
(a)	Security has zero value.

The fair market values of Level 3 investments are based on significant unobservable inputs that reflect the Advisor’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

The significant unobservable inputs used in the fair value measurement of a Fund’s investments in common stocks, corporate bonds, convertible bonds, convertible preferred stocks and warrants potentially include credit spread, liquidity discount, earnings multiples and volatility. Significant increases in the credit spread or liquidity discount inputs in isolation would potentially result in a significantly lower fair value measurement, whereas an increase in volatility generally results in a higher fair value measurement. Generally, a change in the assumption used for the credit spread would be accompanied by a directionally-similar change in the assumptions used for the volatility and liquidity discount. Investments in common stocks potentially include liquidity discounts, theoretical values, book to value analysis and/or broker quotes. Significant changes in any of these inputs would significantly change the fair value measurement of the position.

Notes to Schedules of Investments	September 30, 2015 (Unaudited)

At September 30, 2015, all of the investments classified within Level 3 of the fair value hierarchy held by the AQR Multi-Strategy Alternative Fund are valued by vendor pricing or brokers. The following table summarizes the quantitative inputs and assumptions used in the valuation of investments classified within Level 3 of the fair value hierarchy for the period ended September 30, 2015 for the AQR Diversified Arbitrage Fund:

Quantitative Information about Level 3 Fair Value Measurements*

INVESTMENT TYPE	FAIR VALUE AT 09/30/2015	VALUATION METHODOLOGY	UNOBSERVABLE INPUT(S)	INPUT VALUE/RANGE	WEIGHTED AVERAGE

Basket Swaps	627,645	Liquidation Analysis	Discount for Lack of Marketability**	2.37%	N/A
			Liquidation Cost (% of capital)	3.6%—31.1%	17.35%
			Volatility	34.93%	N/A
Common Stocks	2,284,133	Enterprise Value Waterfall Analysis	Discount for Lack of Marketability**	20.4%—25.4%	23.97%
			EBITDA Multiple	7.0x—7.5x	704.91%
			Revenue Multiple	1.05x—1.15x	1.10x
			Volatility	38.6%—57.7%	46.46%
	1,390,114	Options Pricing Model	Asset Volatility	42.85%	N/A
			Discount Rate	15.50%	N/A
			Enterprise Value Multiple of EBITDA	3.3x—3.8x	N/A
			Perpetual Growth Rate	2.00%	N/A
	1,478,321	Probability Weighted Expected Return	Discount for Lack of Marketability**	44.17%	N/A
			Equity Cost of Capital	33.10%	N/A
			Scenario Probability	45%—55%	50.00%
			Volatility	84.72%	N/A
	5,185,744	Public Price Adjusted for Lack of Marketability	Discount for Lack of Marketability**	10.4%—48.6%	10.50%
			Volatility	74.6%—204.5%	74.84%
Convertible Bonds	66,386	Liquidation Analysis	Discount for Lack of Marketability**	7.04%	N/A
			Expected Remaining Distributions (% of capital)	4.69%	N/A
			Liquidation Cost (% of capital)	28.15%	N/A
			Recovery Probability	2.50%	N/A
			Volatility	29.62%	N/A
Convertible Preferred Stocks	26,637,077	Discounted Cash Flows Analysis	Discount Rate	5.74%	N/A
Corporate Bonds	49,852	Discounted Cash Flows Analysis	Discount Rate	13.80%	N/A
			EBITDA Multiple	5.5x—6.5x	6.0x
	27,650	Liquidation Analysis	Liquidation Cost (% of capital)	28.15%	N/A
			Recovery Probability	2.50%	N/A
Preferred Stocks	835,306	Discounted Cash Flows Analysis	Equity Cost of Capital	13.91%	N/A
Rights	192,187	Options Pricing Model	Discount for Lack of Marketability**	28.75%	N/A
			Volatility	75.00%	N/A
	3,051,604	Probability Weighted Expected Return	Discount for Lack of Marketability**	14.0%—43.0%	17.02%
			Equity Cost of Capital	12.4%—21.0%	13.40%
			Scenario Probability	27.5%—70.0%	32.64%
			Volatility	50.0%—65.0%	62.73%
Warrants	148,287	Options Pricing Model	Asset Volatility	42.85%	N/A
			Discount for Lack of Marketability**	21.4%—22.9%	22.85%
			Discount Rate	15.50%	N/A
			Equity Volatility	42.6%—51.9%	42.70%
			Multiple of EBITDA	3.3x—3.8x	3.6x
			Perpetual Growth Rate	2.00%	N/A

*	The table above does not include Level 3 securities that are valued by pricing vendors or brokers. At September 30, 2015, the value of these securities was $37,723,215. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 5. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, results of pricing vendor and/or broker due diligence, unchanged price review and consideration of macro or security specific events.
**	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.

Notes to Schedules of Investments	September 30, 2015 (Unaudited)

6. Federal Income Tax Matters

At September 30, 2015, the cost of long security positions and aggregate gross unrealized appreciation (depreciation) of investments for Federal income tax purposes were as follows:

FUND	COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
AQR Diversified Arbitrage Fund	$2,256,065,259	$79,889,145	$(324,143,831)	$(244,254,686)
AQR Equity Market Neutral Fund	120,976,773	421,034	(1,613,864)	(1,192,830)
AQR Global Macro Fund	78,423,412	6,666	—	6,666
AQR Long-Short Equity Fund	275,756,954	1,308,217	(5,873,874)	(4,565,657)
AQR Managed Futures Strategy Fund	10,316,160,425	3,766,799	—	3,766,799
AQR Managed Futures Strategy HV Fund	501,619,627	227,111	—	227,111
AQR Multi-Strategy Alternative Fund	1,929,419,763	55,168,176	(54,397,850)	770,326
AQR Risk-Balanced Commodities Strategy Fund	111,649,555	18,153	—	18,153
AQR Risk Parity Fund	557,086,048	—	(9,688,724)	(9,688,724)
AQR Risk Parity II HV Fund	60,219,866	—	(1,354,904)	(1,354,904)
AQR Risk Parity II MV Fund	106,157,076	—	(2,336,357)	(2,336,357)
AQR Style Premia Alternative Fund	1,449,421,766	15,125,019	(40,205,957)	(25,080,938)
AQR Style Premia Alternative LV Fund	90,788,929	589,306	(903,427)	(314,121)

The differences between book basis and tax basis appreciation (depreciation) on investments is primarily attributable to wash sale loss deferrals.

Notes to Schedules of Investments	September 30, 2015 (Unaudited)

7. Derivative Instruments and Activities

Certain funds use derivative instruments as part of their principal investment strategy to achieve their investment objectives. The Funds’ derivative contracts held at September 30, 2015, are not accounted for as hedging instruments under GAAP. The effect of such derivative instruments on the Funds’ financial position and financial performance for the period ended September 30, 2015 are as follows.

	ASSETS			LIABILITIES
FUND	UNREALIZED APPRECIATION ON FUTURES CONTRACTS	SWAPS AT VALUE	UNREALIZED APPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS	UNREALIZED DEPRECIATION ON FUTURES CONTRACTS	SWAPS AT VALUE	UNREALIZED DEPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS	WRITTEN OPTIONS AT MARKET VALUE
Equity Risk Exposure:
AQR Diversified Arbitrage Fund	$1,643,330	$2,034,732	$—	$—	$7,802,569	$—	$61,658
AQR Equity Market Neutral Fund	—	5,437,326	—	—	—	—	—
AQR Global Macro Fund	44,665	14,668	—	443,720	101,090	—	—
AQR Long-Short Equity Fund	—	20,351,036	—	2,318,025	130,171	—	—
AQR Managed Futures Strategy Fund	15,431,542	6,162,425	—	1,607,198	6,059,184	—	—
AQR Managed Futures Strategy HV Fund	1,211,689	480,936	—	130,536	507,381	—	—
AQR Multi-Strategy Alternative Fund	6,742,566	138,155,503	—	5,929,838	16,027,688	—	—
AQR Risk Parity Fund	71,817	11,345	—	1,130,068	172,753	—	—
AQR Risk Parity II HV Fund	17,344	2,776	—	266,968	43,944	—	—
AQR Risk Parity II MV Fund	30,668	486,135	—	418,176	665,885	—	—
AQR Style Premia Alternative Fund	6,155,566	96,886,704	—	5,699,995	1,570,743	—	—
AQR Style Premia Alternative LV Fund	162,959	3,392,252	—	181,939	39,023	—	—

Foreign Exchange Rate Risk Exposure:
AQR Diversified Arbitrage Fund	—	—	792,867	—	—	197,183	—
AQR Equity Market Neutral Fund	—	—	14,197	—	—	36,894	—
AQR Global Macro Fund	—	—	829,789	—	—	157,091	—
AQR Long-Short Equity Fund	—	—	52,653	—	—	271,802	—
AQR Managed Futures Strategy Fund	—	—	79,977,561	—	—	38,759,069	—
AQR Managed Futures Strategy HV Fund	—	—	5,992,368	—	—	2,854,970	—
AQR Multi-Strategy Alternative Fund	—	—	14,012,242	—	—	5,414,623	—
AQR Risk Parity Fund	—	—	716,168	—	—	980,303	—
AQR Risk Parity II HV Fund	—	—	35,709	—	—	16,977	—
AQR Risk Parity II MV Fund	—	—	55,177	—	—	11,512	—
AQR Style Premia Alternative Fund	—	—	7,954,551	—	—	4,721,954	—
AQR Style Premia Alternative LV Fund	—	—	224,800	—	—	122,530	—

Interest Rate Risk Exposure:
AQR Diversified Arbitrage Fund	—	627,645	—	275,620	339,020	—	—
AQR Global Macro Fund	1,746,421	2,909,446	—	1,003,268	3,214,881	—	—
AQR Managed Futures Strategy Fund	101,918,632	—	—	3,147,710	—	—	—
AQR Managed Futures Strategy HV Fund	7,783,250	—	—	259,735	—	—	—
AQR Multi-Strategy Alternative Fund	8,386,982	—	—	4,554,780	58,538	—	—
AQR Risk Parity Fund	4,067,171	2,443,037	—	120,754	819,530	—	—
AQR Risk Parity II HV Fund	846,125	—	—	21,626	—	—	—
AQR Risk Parity II MV Fund	1,284,613	—	—	30,985	—	—	—
AQR Style Premia Alternative Fund	7,271,488	—	—	14,418,139	—	—	—
AQR Style Premia Alternative LV Fund	225,473	—	—	418,386	—	—	—

Credit Risk Exposure:
AQR Diversified Arbitrage Fund	—	—	—	—	3,198,764	—	—
AQR Multi-Strategy Alternative Fund	—	—	—	—	251,887	—	—
AQR Risk Parity Fund	—	4,237,231	—	—	2,318,552	—	—

Notes to Schedules of Investments	September 30, 2015 (Unaudited)

	ASSETS			LIABILITIES
FUND	UNREALIZED APPRECIATION ON FUTURES CONTRACTS	SWAPS AT VALUE	UNREALIZED APPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS	UNREALIZED DEPRECIATION ON FUTURES CONTRACTS	SWAPS AT VALUE	UNREALIZED DEPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS	WRITTEN OPTIONS AT MARKET VALUE

Commodity Risk Exposure:
AQR Global Macro Fund	$680,863	$16,116	$—	$173,915	$39,723	$—	$—
AQR Managed Futures Strategy Fund	46,218,047	43,429,268	—	37,608,355	85,744,643	—	—
AQR Managed Futures Strategy HV Fund	3,214,495	2,826,774	—	2,542,830	4,610,720	—	—
AQR Multi-Strategy Alternative Fund	3,118,693	3,185,293	—	2,174,473	4,865,994	—	—
AQR Risk-Balanced Commodities Strategy Fund	2,350,928	4,471,072	—	4,287,733	6,969,692	—	—
AQR Risk Parity Fund	1,253,690	5,216,281	—	3,278,494	7,964,759	—	—
AQR Risk Parity II HV Fund	448,154	388,701	—	1,132,512	551,142	—	—
AQR Risk Parity II MV Fund	539,111	5,161	—	1,364,231	70,984	—	—
AQR Style Premia Alternative Fund	9,340,773	735,967	—	3,732,234	692,002	—	—
AQR Style Premia Alternative LV Fund	225,381	19,744	—	78,196	14,736	—	—

Netting:
AQR Diversified Arbitrage Fund	(275,620)	(2,662,377)	(197,183)	(275,620)	(2,662,377)	(197,183)	—
AQR Equity Market Neutral Fund	—	—	(14,197)	—	—	(14,197)	—
AQR Global Macro Fund	(1,620,903)	(2,940,230)	(157,091)	(1,620,903)	(2,940,230)	(157,091)	—
AQR Long-Short Equity Fund	—	(130,171)	(52,653)	—	(130,171)	(52,653)	—
AQR Managed Futures Strategy Fund	(42,363,263)	(49,591,693)	(38,759,069)	(42,363,263)	(49,591,693)	(38,759,069)	—
AQR Managed Futures Strategy HV Fund	(2,933,101)	(3,307,710)	(2,854,970)	(2,933,101)	(3,307,710)	(2,854,970)	—
AQR Multi-Strategy Alternative Fund	(12,659,091)	(21,204,107)	(5,414,623)	(12,659,091)	(21,204,107)	(5,414,623)	—
AQR Risk-Balanced Commodities Strategy Fund	(2,350,928)	(4,471,072)	—	(2,350,928)	(4,471,072)	—	—
AQR Risk Parity Fund	(4,529,316)	(11,275,594)	(716,168)	(4,529,316)	(11,275,594)	(716,168)	—
AQR Risk Parity II HV Fund	(1,311,623)	(391,477)	(16,977)	(1,311,623)	(391,477)	(16,977)	—
AQR Risk Parity II MV Fund	(1,813,392)	(491,296)	(11,512)	(1,813,392)	(491,296)	(11,512)	—
AQR Style Premia Alternative Fund	(22,767,827)	(2,262,745)	(4,721,954)	(22,767,827)	(2,262,745)	(4,721,954)	—
AQR Style Premia Alternative LV Fund	(613,813)	(53,759)	(122,530)	(613,813)	(53,759)	(122,530)	—

Net Fair Value of Derivative Contracts:
AQR Diversified Arbitrage Fund	1,367,710	—	595,684	—	8,677,976	—	61,658
AQR Equity Market Neutral Fund	—	5,437,326	—	—	—	22,697	—
AQR Global Macro Fund	851,046	—	672,698	—	415,464	—	—
AQR Long-Short Equity Fund	—	20,220,865	—	2,318,025	—	219,149	—
AQR Managed Futures Strategy Fund	121,204,958	—	41,218,492	—	42,212,134	—	—
AQR Managed Futures Strategy HV Fund	9,276,333	—	3,137,398	—	1,810,391	—	—
AQR Multi-Strategy Alternative Fund	5,589,150	120,136,689	8,597,619	—	—	—	—
AQR Risk-Balanced Commodities Strategy Fund	—	—	—	1,936,805	2,498,620	—	—
AQR Risk Parity Fund	863,362	632,300	—	—	—	264,135	—
AQR Risk Parity II HV Fund	—	—	18,732	109,483	203,609	—	—
AQR Risk Parity II MV Fund	41,000	—	43,665	—	245,573	—	—
AQR Style Premia Alternative Fund	—	95,359,926	3,232,597	1,082,541	—	—	—
AQR Style Premia Alternative LV Fund	—	3,358,237	102,270	64,708	—	—	—

Notes to Schedules of Investments	September 30, 2015 (Unaudited)

8. Principal Risks and Concentrations

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). A Fund’s investments in financial derivatives and other financial instruments may expose the Fund to various elements of market risks which include interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. Convertible securities and non-convertible income producing securities are subject to certain risks, including (i) if interest rates go up, the value of convertible securities and non-convertible income-producing securities in the Funds’ portfolio generally will decline; (ii) during periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled, forcing the Funds to reinvest in lower yielding securities (call or prepayment risk); and (iii) during periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments (extension risk).

Currency risk arises from the possibility that fluctuations in foreign exchange rates will affect the value of cash balances held in foreign currencies and non-U.S. denominated financial instruments. In addition, the Funds’ use of forward foreign currency exchange contracts may expose them to the risk that the value of the foreign currency changes unfavorably relative to the U.S. Dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Funds may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s net asset value to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the net asset value of a Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

Exposure to the commodities markets may subject a Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments and exchange-traded notes may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

In addition to market risk, the Funds may be exposed to the risk that one or more securities in the Funds’ portfolio will decline in price, or fail to pay interest or principal when due, because the issuer of the security experiences a decline in its financial status (credit risk). Credit risk is measured by the loss a Fund would record if the major financial institution or other counterparties failed to perform pursuant to terms of their obligations. Certain Funds may primarily maintain cash balances at one or several major financial institutions that may exceed federally insured limits and as such each of the Funds have credit risk associated with such financial institutions. In general, lower rated securities carry a greater degree of risk that the issuer will lose its ability to make interest and principal payments, which could have a negative impact on the Funds’ net asset value or dividends. The Funds minimize credit risk by monitoring credit exposure and collateral values, and by requiring additional collateral to be promptly deposited with or returned to each of the Funds when deemed necessary.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. By using derivative instruments, the Funds may be exposed to the risk that derivative counterparties may not perform in accordance with the contractual provisions offset by the value of any collateral received. The Funds’ exposure to credit risk associated with counterparty non-performance is limited to the unrealized gains inherent in such transactions that are recognized in the Statements of Assets and Liabilities. The counterparties to the Funds’ derivative investments may include affiliates of the Funds’ clearing brokers and other major financial institutions. While the Funds use multiple clearing brokers and counterparties, a concentration of credit risk may exist because of balances held and transactions with a limited number of clearing brokers and counterparties. The Funds minimize counterparty credit risk through credit limits and approvals, credit monitoring procedures, executing master netting arrangements and managing margin and collateral requirements, as appropriate.

Notes to Schedules of Investments	September 30, 2015 (Unaudited)

In the normal course of business, the Funds may enter into agreements with certain counterparties for derivative transactions. A number of each Fund’s Master Agreements contain provisions that require each Fund to maintain a predetermined level of net assets, and/or provide limits regarding the decline of a Fund’s net asset value over specified time periods. If a Fund was to violate such provisions, the counterparties to the derivative instruments could request immediate payment or demand immediate collateralization on derivative instruments in net liability positions. If such events are not cured by the Fund or waived by the counterparties, they may decide to curtail or limit extension of credit, and the Fund may be forced to unwind its derivative positions which may result in material losses.

The Funds, at times, utilize substantial leverage in their investment program. Such leverage may take the form of trading on margin, investing in derivative instruments that are inherently leveraged, entering into reverse repurchase transactions and entering into other forms of direct and indirect borrowings. There is no guarantee that the Funds’ borrowing arrangement or other arrangements for obtaining leverage will continue to be available, or if available, will be available on terms and conditions acceptable to the Funds. Unfavorable economic conditions also could increase funding costs, limit access to the capital markets or result in a decision by lenders not to extend credit to the Funds. In addition, a decline in market value of the Funds’ assets may have particular adverse consequences in instances where they have borrowed money based on the market value of those assets. A decrease in market value of those assets may result in the lender (including derivative counterparties) requiring the Funds to post additional collateral or otherwise sell assets at a time when it may not be in the Funds’ best interest to do so.

The Advisor relies heavily on quantitative models and information and data supplied by third parties. When models and data prove to be incorrect or incomplete, any decisions made in reliance thereon may expose the Fund to potential risks. Such models may produce unexpected results, which can result in losses for a Fund.

Periodically, the Funds may be a party to legal actions arising in the ordinary course of business. The Funds are currently not subject to any actions that either individually or in the aggregate are expected to have a material impact on their results of operations, cash flows or financial condition.

9. New Accounting Pronouncements

In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-11, Balance Sheet (Topic) 860: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”), which expands the existing secured borrowing accounting for certain repurchase agreements and sets forth additional disclosure requirements for certain transactions accounted for as sales in order to provide financial statement users with information to compare similar transactions accounted for as secured borrowings. The Funds are required to apply ASU 2014-11 for annual reporting periods beginning on or after December 15, 2014, and interim periods within those fiscal years. Management has evaluated the impact and does not believe the adoption will have a material impact on the Funds’ financial statements.

In May 2015, the FASB issued ASU No. 2015-07, Fair Value Measurement (Topic 820)—Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) (“ASU 2015-07”). The amendment removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the Net Asset Value per Share practical expedient. The Funds are required to apply ASU 2015-07 for fiscal years beginning after December 15, 2015 and interim periods within those fiscal years. Management is currently evaluating the impact of ASU 2015-07.

16. Subsequent Events

The Funds have evaluated subsequent events through the date of issuance of this report and have determined that there are no material events that would require accrual or disclosure.

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There have not been any changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AQR Funds

BY: /S/ MARCO HANIG
Marco Hanig
Principal Executive Officer
November 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

BY: /S/ MARCO HANIG
Marco Hanig
Principal Executive Officer
November 24, 2015

BY: /S/ HEATHER BONNER
Heather Bonner
Principal Financial Officer
November 24, 2015